UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Balanced Income Portfolio Class ADV - IIFAX

Voya Balanced Income Portfolio Class I - IIFIX

Voya Balanced Income Portfolio Class S - IIFSX

Voya Balanced Income Portfolio Class S2 - IIFTX

Voya Global Perspectives® Portfolio Class ADV - IPARX

Voya Global Perspectives® Portfolio Class I - IPIRX

Voya Global Perspectives® Portfolio Class S - IPSRX

Voya Government Liquid Assets Portfolio Class I - IPLXX

Voya Government Liquid Assets Portfolio Class S - ISPXX

Voya Government Liquid Assets Portfolio Class S2 - ITLXX

Voya High Yield Portfolio Class ADV - IPYAX

Voya High Yield Portfolio Class I - IPIMX

Voya High Yield Portfolio Class S - IPHYX

Voya High Yield Portfolio Class S2 - IPYSX

Voya Inflation Protected Bond Plus Portfolio Class ADV - IBRAX

Voya Inflation Protected Bond Plus Portfolio Class I - IBRIX

Voya Inflation Protected Bond Plus Portfolio Class S - IBRSX

Voya Large Cap Growth Portfolio Class ADV - IEOPX

Voya Large Cap Growth Portfolio Class I - IEOHX

Voya Large Cap Growth Portfolio Class R6 - VRLCX

Voya Large Cap Growth Portfolio Class S - IEOSX

Voya Large Cap Growth Portfolio Class S2 - IEOTX

Voya Large Cap Value Portfolio Class ADV - IPEAX

Voya Large Cap Value Portfolio Class I - IPEIX

Voya Large Cap Value Portfolio Class R6 - VLCRX

Voya Large Cap Value Portfolio Class S - IPESX

Voya Large Cap Value Portfolio Class S2 - IPETX

Voya Limited Maturity Bond Portfolio Class ADV - IMBAX

Voya Limited Maturity Bond Portfolio Class I - ILBPX

Voya Limited Maturity Bond Portfolio Class S - ILMBX

Voya Retirement Aggressive Portfolio Class ADV - IRGPX

Voya Retirement Aggressive Portfolio Class I - IIRGX

Voya Retirement Conservative Portfolio Class ADV - IRCAX

Voya Retirement Conservative Portfolio Class I - IRCPX

Voya Retirement Moderate Aggressive Portfolio Class ADV - IRMGX

Voya Retirement Moderate Aggressive Portfolio Class I - IRGMX

Voya Retirement Moderate Portfolio Class ADV - IRMPX

Voya Retirement Moderate Portfolio Class I - IRMIX

Voya U.S. Stock Index Portfolio Class ADV - ISIVX

Voya U.S. Stock Index Portfolio Class I - INGIX

Voya U.S. Stock Index Portfolio Class S - ISJBX

Voya U.S. Stock Index Portfolio Class S2 - ISIPX

Voya VACS Index Series S Portfolio Portfolio - VVIPX

VY® CBRE Global Real Estate Portfolio Class ADV - ICRNX

VY® CBRE Global Real Estate Portfolio Class I - IRGIX

VY® CBRE Global Real Estate Portfolio Class S - IRGTX

VY® CBRE Global Real Estate Portfolio Class S2 - IRGSX

VY® CBRE Real Estate Portfolio Class ADV - ICRPX

VY® CBRE Real Estate Portfolio Class I - IVRIX

VY® CBRE Real Estate Portfolio Class S - IVRSX

VY® CBRE Real Estate Portfolio Class S2 - IVRTX

VY® Invesco Growth and Income Portfolio Class ADV - IVGAX

VY® Invesco Growth and Income Portfolio Class I - IVGIX

VY® Invesco Growth and Income Portfolio Class S - IVGSX

VY® Invesco Growth and Income Portfolio Class S2 - IVITX

VY® JPMorgan Emerging Markets Equity Portfolio Class ADV - IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio Class I - IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio Class S - IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio Class S2 - IJPTX

VY® JPMorgan Small Cap Core Equity Portfolio Class ADV - IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio Class I - IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio Class R6 - VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S - IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S2 - IJSTX

VY® Morgan Stanley Global Franchise Portfolio Class ADV - IGFAX

VY® Morgan Stanley Global Franchise Portfolio Class R6 - VPRDX

VY® Morgan Stanley Global Franchise Portfolio Class S - IVGTX

VY® Morgan Stanley Global Franchise Portfolio Class S2 - IGFSX

VY® T. Rowe Price Capital Appreciation Portfolio Class ADV - ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class I - ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio Class R6 - VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class S - ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio Class S2 - ITCTX

VY® T. Rowe Price Equity Income Portfolio Class ADV - ITEAX

VY® T. Rowe Price Equity Income Portfolio Class I - ITEIX

VY® T. Rowe Price Equity Income Portfolio Class S - IRPSX

VY® T. Rowe Price Equity Income Portfolio Class S2 - ITETX

Class ADV: IIFAX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$61	1.20%

Fund Statistics

  Total Net Assets$528,680,128
  # of Portfolio Holdings828
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	7.4%
Voya VACS Series SC Fund	6.3%
iShares Core S&P Mid-Cap ETF	5.0%
NVIDIA Corp.	2.2%
Microsoft Corp.	2.1%
Voya VACS Series EMHCD Fund	2.0%
Vanguard FTSE Emerging Markets ETF	1.5%
Apple, Inc.	1.2%
Vanguard Russell 1000 Growth ETF	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%

Investment Type Allocation

Common Stock
34.5%
Mutual Funds
15.7%
Collateralized Mortgage Obligations
14.8%
Commercial Mortgage-Backed Securities
11.2%
Exchange-Traded Funds
8.0%
Asset-Backed Securities
8.0%
Sovereign Bonds
2.8%
Corporate Bonds/Notes
0.5%
U.S. Treasury Obligations
0.3%
Preferred Stock
0.0%
Assets in Excess of Other Liabilities
4.2%
0%
5%
10%
15%
20%
25%
30%
35%
40%

Value	Value
Assets in Excess of Other Liabilities	4.2%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.3%
Corporate Bonds/Notes	0.5%
Sovereign Bonds	2.8%
Asset-Backed Securities	8.0%
Exchange-Traded Funds	8.0%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Mortgage Obligations	14.8%
Mutual Funds	15.7%
Common Stock	34.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIFAX

Voya Balanced Income Portfolio

92914E705-SAR

Class I: IIFIX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.60%

Fund Statistics

  Total Net Assets$528,680,128
  # of Portfolio Holdings828
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	7.4%
Voya VACS Series SC Fund	6.3%
iShares Core S&P Mid-Cap ETF	5.0%
NVIDIA Corp.	2.2%
Microsoft Corp.	2.1%
Voya VACS Series EMHCD Fund	2.0%
Vanguard FTSE Emerging Markets ETF	1.5%
Apple, Inc.	1.2%
Vanguard Russell 1000 Growth ETF	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.3%
Corporate Bonds/Notes	0.5%
Sovereign Bonds	2.8%
Asset-Backed Securities	8.0%
Exchange-Traded Funds	8.0%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Mortgage Obligations	14.8%
Mutual Funds	15.7%
Common Stock	34.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIFIX

Voya Balanced Income Portfolio

92914E606-SAR

Class S: IIFSX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$43	0.85%

Fund Statistics

  Total Net Assets$528,680,128
  # of Portfolio Holdings828
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	7.4%
Voya VACS Series SC Fund	6.3%
iShares Core S&P Mid-Cap ETF	5.0%
NVIDIA Corp.	2.2%
Microsoft Corp.	2.1%
Voya VACS Series EMHCD Fund	2.0%
Vanguard FTSE Emerging Markets ETF	1.5%
Apple, Inc.	1.2%
Vanguard Russell 1000 Growth ETF	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.3%
Corporate Bonds/Notes	0.5%
Sovereign Bonds	2.8%
Asset-Backed Securities	8.0%
Exchange-Traded Funds	8.0%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Mortgage Obligations	14.8%
Mutual Funds	15.7%
Common Stock	34.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IIFSX

Voya Balanced Income Portfolio

92914E507-SAR

Class S2: IIFTX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$51	1.00%

Fund Statistics

  Total Net Assets$528,680,128
  # of Portfolio Holdings828
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	7.4%
Voya VACS Series SC Fund	6.3%
iShares Core S&P Mid-Cap ETF	5.0%
NVIDIA Corp.	2.2%
Microsoft Corp.	2.1%
Voya VACS Series EMHCD Fund	2.0%
Vanguard FTSE Emerging Markets ETF	1.5%
Apple, Inc.	1.2%
Vanguard Russell 1000 Growth ETF	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.3%
Corporate Bonds/Notes	0.5%
Sovereign Bonds	2.8%
Asset-Backed Securities	8.0%
Exchange-Traded Funds	8.0%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Mortgage Obligations	14.8%
Mutual Funds	15.7%
Common Stock	34.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIFTX

Voya Balanced Income Portfolio

92914E408-SAR

Class ADV: IPARX

Voya Global Perspectives® Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$27	0.52%

Fund Statistics

  Total Net Assets$59,199,096
  # of Portfolio Holdings10
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.4%
Voya Index Plus LargeCap Portfolio - Class I	10.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.8%
Voya International Index Portfolio - Class I	10.8%
Voya Small Company Portfolio - Class R6	10.2%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya High Yield Portfolio - Class I	9.3%
Voya Global Bond Fund - Class R6	9.2%
Voya U.S. Bond Index Portfolio - Class I	8.9%
Voya GNMA Income Fund - Class R6	8.8%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	36.2%
Equity	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPARX

Voya Global Perspectives® Portfolio

92914C303-SAR

Class I: IPIRX

Voya Global Perspectives® Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.22%

Fund Statistics

  Total Net Assets$59,199,096
  # of Portfolio Holdings10
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.4%
Voya Index Plus LargeCap Portfolio - Class I	10.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.8%
Voya International Index Portfolio - Class I	10.8%
Voya Small Company Portfolio - Class R6	10.2%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya High Yield Portfolio - Class I	9.3%
Voya Global Bond Fund - Class R6	9.2%
Voya U.S. Bond Index Portfolio - Class I	8.9%
Voya GNMA Income Fund - Class R6	8.8%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	36.2%
Equity	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIRX

Voya Global Perspectives® Portfolio

92914C204-SAR

Class S: IPSRX

Voya Global Perspectives® Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$24	0.47%

Fund Statistics

  Total Net Assets$59,199,096
  # of Portfolio Holdings10
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.4%
Voya Index Plus LargeCap Portfolio - Class I	10.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.8%
Voya International Index Portfolio - Class I	10.8%
Voya Small Company Portfolio - Class R6	10.2%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya High Yield Portfolio - Class I	9.3%
Voya Global Bond Fund - Class R6	9.2%
Voya U.S. Bond Index Portfolio - Class I	8.9%
Voya GNMA Income Fund - Class R6	8.8%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	36.2%
Equity	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPSRX

Voya Global Perspectives® Portfolio

92914C105-SAR

Class I: IPLXX

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Fund Statistics

  Total Net Assets$1,273,789,298
  # of Portfolio Holdings21

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Mutual Funds	6.0%
U.S. Government Agency Debt	17.8%
U.S. Treasury Repurchase Agreements	24.4%
U.S. Treasury Debt	49.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPLXX

Voya Government Liquid Assets Portfolio

92914F835-SAR

Class S: ISPXX

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.53%

Fund Statistics

  Total Net Assets$1,273,789,298
  # of Portfolio Holdings21

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Mutual Funds	6.0%
U.S. Government Agency Debt	17.8%
U.S. Treasury Repurchase Agreements	24.4%
U.S. Treasury Debt	49.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISPXX

Voya Government Liquid Assets Portfolio

92914F843-SAR

Class S2: ITLXX

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.68%

Fund Statistics

  Total Net Assets$1,273,789,298
  # of Portfolio Holdings21

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Mutual Funds	6.0%
U.S. Government Agency Debt	17.8%
U.S. Treasury Repurchase Agreements	24.4%
U.S. Treasury Debt	49.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITLXX

Voya Government Liquid Assets Portfolio

92914F827-SAR

Class ADV: IPYAX

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$55	1.09%

Fund Statistics

  Total Net Assets$318,946,442
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.0%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.5%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.4%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.4%
NCL Corp. Ltd., 6.750%, 02/01/32	1.4%
Herc Holdings, Inc., 7.250%, 06/15/33	1.2%

Investment Type Allocation

Corporate Bonds/Notes
93.2%
Convertible Bonds/Notes
0.7%
Warrants
0.0%
Preferred Stock
0.0%
Common Stock
0.0%
Assets in Excess of Other Liabilities
6.1%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	6.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	93.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPYAX

Voya High Yield Portfolio

92914E101-SAR

Class I: IPIMX

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$25	0.49%

Fund Statistics

  Total Net Assets$318,946,442
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.0%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.5%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.4%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.4%
NCL Corp. Ltd., 6.750%, 02/01/32	1.4%
Herc Holdings, Inc., 7.250%, 06/15/33	1.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	93.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIMX

Voya High Yield Portfolio

92914E309-SAR

Class S: IPHYX

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$37	0.74%

Fund Statistics

  Total Net Assets$318,946,442
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.0%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.5%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.4%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.4%
NCL Corp. Ltd., 6.750%, 02/01/32	1.4%
Herc Holdings, Inc., 7.250%, 06/15/33	1.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	93.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPHYX

Voya High Yield Portfolio

92914G759-SAR

Class S2: IPYSX

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$45	0.89%

Fund Statistics

  Total Net Assets$318,946,442
  # of Portfolio Holdings157
  Portfolio Turnover Rate97%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.0%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.5%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.4%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.4%
NCL Corp. Ltd., 6.750%, 02/01/32	1.4%
Herc Holdings, Inc., 7.250%, 06/15/33	1.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	93.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IPYSX

Voya High Yield Portfolio

92914G742-SAR

Class ADV: IBRAX

Voya Inflation Protected Bond Plus Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$60	1.19%

Fund Statistics

  Total Net Assets$209,822,684
  # of Portfolio Holdings518
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.3%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	3.3%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	2.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	2.5%
United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	2.3%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	1.5%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	1.4%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	1.3%

Investment Type Allocation

Corporate Bonds/Notes
26.1%
U.S. Treasury Obligations
25.0%
Commercial Mortgage-Backed Securities
19.5%
Asset-Backed Securities
14.1%
Collateralized Mortgage Obligations
12.6%
Assets in Excess of Other Liabilities
2.7%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Assets in Excess of Other Liabilities	2.7%
Collateralized Mortgage Obligations	12.6%
Asset-Backed Securities	14.1%
Commercial Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	25.0%
Corporate Bonds/Notes	26.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IBRAX

Voya Inflation Protected Bond Plus Portfolio

92914C667-SAR

Class I: IBRIX

Voya Inflation Protected Bond Plus Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$30	0.59%

Fund Statistics

  Total Net Assets$209,822,684
  # of Portfolio Holdings518
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.3%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	3.3%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	2.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	2.5%
United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	2.3%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	1.5%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	1.4%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	1.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.7%
Collateralized Mortgage Obligations	12.6%
Asset-Backed Securities	14.1%
Commercial Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	25.0%
Corporate Bonds/Notes	26.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IBRIX

Voya Inflation Protected Bond Plus Portfolio

92914C675-SAR

Class S: IBRSX

Voya Inflation Protected Bond Plus Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$43	0.84%

Fund Statistics

  Total Net Assets$209,822,684
  # of Portfolio Holdings518
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.3%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	3.3%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	2.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	2.5%
United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	2.3%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	1.5%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	1.4%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	1.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.7%
Collateralized Mortgage Obligations	12.6%
Asset-Backed Securities	14.1%
Commercial Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	25.0%
Corporate Bonds/Notes	26.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IBRSX

Voya Inflation Protected Bond Plus Portfolio

92914C683-SAR

Class ADV: IEOPX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.27%

Fund Statistics

  Total Net Assets$2,311,969,580
  # of Portfolio Holdings54
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IEOPX

Voya Large Cap Growth Portfolio

92914G783-SAR

Class I: IEOHX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.67%

Fund Statistics

  Total Net Assets$2,311,969,580
  # of Portfolio Holdings54
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEOHX

Voya Large Cap Growth Portfolio

92914G775-SAR

Class R6: VRLCX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$34	0.67%

Fund Statistics

  Total Net Assets$2,311,969,580
  # of Portfolio Holdings54
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VRLCX

Voya Large Cap Growth Portfolio

92914G460-SAR

Class S: IEOSX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$47	0.92%

Fund Statistics

  Total Net Assets$2,311,969,580
  # of Portfolio Holdings54
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IEOSX

Voya Large Cap Growth Portfolio

92914G817-SAR

Class S2: IEOTX

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$54	1.07%

Fund Statistics

  Total Net Assets$2,311,969,580
  # of Portfolio Holdings54
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IEOTX

Voya Large Cap Growth Portfolio

92914G767-SAR

Class ADV: IPEAX

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$66	1.29%

Fund Statistics

  Total Net Assets$538,481,396
  # of Portfolio Holdings77
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPEAX

Voya Large Cap Value Portfolio

92914C626-SAR

Class I: IPEIX

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.69%

Fund Statistics

  Total Net Assets$538,481,396
  # of Portfolio Holdings77
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp..	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPEIX

Voya Large Cap Value Portfolio

92914C634-SAR

Class R6: VLCRX

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$35	0.69%

Fund Statistics

  Total Net Assets$538,481,396
  # of Portfolio Holdings77
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VLCRX

Voya Large Cap Value Portfolio

92914C618-SAR

Class S: IPESX

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$48	0.94%

Fund Statistics

  Total Net Assets$538,481,396
  # of Portfolio Holdings77
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPESX

Voya Large Cap Value Portfolio

92914C642-SAR

Class S2: IPETX

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$56	1.09%

Fund Statistics

  Total Net Assets$538,481,396
  # of Portfolio Holdings77
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IPETX

Voya Large Cap Value Portfolio

92914C659-SAR

Class ADV: IMBAX

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$44	0.88%

Fund Statistics

  Total Net Assets$266,329,590
  # of Portfolio Holdings496
  Portfolio Turnover Rate126%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	5.4%
United States Treasury Notes, 3.750%, 05/15/28	3.8%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	1.8%
United States Treasury Notes, 3.750%, 06/30/27	1.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	1.5%
Ginnie Mae - Class FC, 4.896%, 07/20/70	0.9%
ILPT Commercial Mortgage Trust - Class A, 6.557%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.776%, 06/16/36	0.8%
United States Treasury Notes, 4.000%, 06/30/32	0.8%

Investment Type Allocation

Corporate Bonds/Notes
42.1%
Asset-Backed Securities
18.7%
Commercial Mortgage-Backed Securities
13.2%
U.S. Treasury Obligations
13.0%
Collateralized Mortgage Obligations
11.4%
U.S. Government Agency Obligations
0.0%
Assets in Excess of Other Liabilities
1.6%
0%
10%
20%
30%
40%
50%

Value	Value
Assets in Excess of Other Liabilities	1.6%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.4%
U.S. Treasury Obligations	13.0%
Commercial Mortgage-Backed Securities	13.2%
Asset-Backed Securities	18.7%
Corporate Bonds/Notes	42.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IMBAX

Voya Limited Maturity Bond Portfolio

92914E200-SAR

Class I: ILBPX

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Fund Statistics

  Total Net Assets$266,329,590
  # of Portfolio Holdings496
  Portfolio Turnover Rate126%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	5.4%
United States Treasury Notes, 3.750%, 05/15/28	3.8%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	1.8%
United States Treasury Notes, 3.750%, 06/30/27	1.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	1.5%
Ginnie Mae - Class FC, 4.896%, 07/20/70	0.9%
ILPT Commercial Mortgage Trust - Class A, 6.557%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.776%, 06/16/36	0.8%
United States Treasury Notes, 4.000%, 06/30/32	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.4%
U.S. Treasury Obligations	13.0%
Commercial Mortgage-Backed Securities	13.2%
Asset-Backed Securities	18.7%
Corporate Bonds/Notes	42.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ILBPX

Voya Limited Maturity Bond Portfolio

92914F793-SAR

Class S: ILMBX

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.53%

Fund Statistics

  Total Net Assets$266,329,590
  # of Portfolio Holdings496
  Portfolio Turnover Rate126%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	5.4%
United States Treasury Notes, 3.750%, 05/15/28	3.8%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	1.8%
United States Treasury Notes, 3.750%, 06/30/27	1.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	1.5%
Ginnie Mae - Class FC, 4.896%, 07/20/70	0.9%
ILPT Commercial Mortgage Trust - Class A, 6.557%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.776%, 06/16/36	0.8%
United States Treasury Notes, 4.000%, 06/30/32	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.4%
U.S. Treasury Obligations	13.0%
Commercial Mortgage-Backed Securities	13.2%
Asset-Backed Securities	18.7%
Corporate Bonds/Notes	42.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ILMBX

Voya Limited Maturity Bond Portfolio

92914F819-SAR

Class ADV: IRGPX

Voya Retirement Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$35	0.69%

Fund Statistics

  Total Net Assets$1,738,271,124
  # of Portfolio Holdings8
  Portfolio Turnover Rate18%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	56.7%
Voya Russell™ Mid Cap Index Portfolio - Class I	11.9%
Voya U.S. Bond Index Portfolio - Class I	11.8%
Voya International Index Portfolio - Class I	8.6%
Voya Short Duration Bond Fund - Class R6	4.9%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.7%
Equity	81.2%

Target Asset Allocations

Value	Value
US Large Blend	56.5%
US Mid Cap Blend	12.0%
US Small Cap	2.0%
International	8.5%
Emerging Markets	2.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRGPX

Voya Retirement Aggressive Portfolio

92914C709-SAR

Class I: IIRGX

Voya Retirement Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.26%

Fund Statistics

  Total Net Assets$1,738,271,124
  # of Portfolio Holdings8
  Portfolio Turnover Rate18%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	56.7%
Voya Russell™ Mid Cap Index Portfolio - Class I	11.9%
Voya U.S. Bond Index Portfolio - Class I	11.8%
Voya International Index Portfolio - Class I	8.6%
Voya Short Duration Bond Fund - Class R6	4.9%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.7%
Equity	81.2%

Target Asset Allocations

Value	Value
US Large Blend	56.5%
US Mid Cap Blend	12.0%
US Small Cap	2.0%
International	8.5%
Emerging Markets	2.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRGX

Voya Retirement Aggressive Portfolio

92914C600-SAR

Class ADV: IRCAX

Voya Retirement Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$28	0.55%

Fund Statistics

  Total Net Assets$251,611,646
  # of Portfolio Holdings10
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	46.9%
Voya U.S. Stock Index Portfolio - Class I	18.2%
Voya Short Duration Bond Fund - Class R6	13.9%
Vanguard Short-Term Bond ETF	5.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	25.2%
Fixed Income	74.8%

Target Asset Allocations

Value	Value
US Large Blend	18.0%
US Mid Cap Blend	2.0%
International	3.0%
Emerging Markets	2.0%
Core Fixed Income	47.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRCAX

Voya Retirement Conservative Portfolio

92914C840-SAR

Class I: IRCPX

Voya Retirement Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.29%

Fund Statistics

  Total Net Assets$251,611,646
  # of Portfolio Holdings10
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	46.9%
Voya U.S. Stock Index Portfolio - Class I	18.2%
Voya Short Duration Bond Fund - Class R6	13.9%
Vanguard Short-Term Bond ETF	5.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	25.2%
Fixed Income	74.8%

Target Asset Allocations

Value	Value
US Large Blend	18.0%
US Mid Cap Blend	2.0%
International	3.0%
Emerging Markets	2.0%
Core Fixed Income	47.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRCPX

Voya Retirement Conservative Portfolio

92914C857-SAR

Class ADV: IRMGX

Voya Retirement Moderate Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Retirement Moderate Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$34	0.66%

Fund Statistics

  Total Net Assets$1,175,301,174
  # of Portfolio Holdings7
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	52.8%
Voya U.S. Bond Index Portfolio - Class I	24.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Voya International Index Portfolio - Class I	5.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.6%
Equity	65.4%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	5.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMGX

Voya Retirement Moderate Aggressive Portfolio

92914C881-SAR

Class I: IRGMX

Voya Retirement Moderate Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Retirement Moderate Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$1,175,301,174
  # of Portfolio Holdings7
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	52.8%
Voya U.S. Bond Index Portfolio - Class I	24.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Voya International Index Portfolio - Class I	5.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.6%
Equity	65.4%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	5.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGMX

Voya Retirement Moderate Aggressive Portfolio

92914C808-SAR

Class ADV: IRMPX

Voya Retirement Moderate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$31	0.61%

Fund Statistics

  Total Net Assets$633,055,604
  # of Portfolio Holdings8
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	37.8%
Voya U.S. Stock Index Portfolio - Class I	33.3%
Voya Short Duration Bond Fund - Class R6	11.8%
Voya International Index Portfolio - Class I	6.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Schwab U.S. TIPS ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	44.4%
Fixed Income	55.6%

Target Asset Allocations

Value	Value
US Large Blend	33.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMPX

Voya Retirement Moderate Portfolio

92914C865-SAR

Class I: IRMIX

Voya Retirement Moderate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$633,055,604
  # of Portfolio Holdings8
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	37.8%
Voya U.S. Stock Index Portfolio - Class I	33.3%
Voya Short Duration Bond Fund - Class R6	11.8%
Voya International Index Portfolio - Class I	6.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Schwab U.S. TIPS ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	44.4%
Fixed Income	55.6%

Target Asset Allocations

Value	Value
US Large Blend	33.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRMIX

Voya Retirement Moderate Portfolio

92914C873-SAR

Class ADV: ISIVX

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.80%

Fund Statistics

  Total Net Assets$4,345,323,623
  # of Portfolio Holdings507
  Portfolio Turnover Rate6%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Value	Value
Information Technology	32.5%
Financials	13.8%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISIVX

Voya U.S. Stock Index Portfolio

92914G718-SAR

Class I: INGIX

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$4,345,323,623
  # of Portfolio Holdings507
  Portfolio Turnover Rate6%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Value	Value
Information Technology	32.5%
Financials	13.8%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: INGIX

Voya U.S. Stock Index Portfolio

92914G734-SAR

Class S: ISJBX

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.51%

Fund Statistics

  Total Net Assets$4,345,323,623
  # of Portfolio Holdings507
  Portfolio Turnover Rate6%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Value	Value
Information Technology	32.5%
Financials	13.8%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISJBX

Voya U.S. Stock Index Portfolio

92914G726-SAR

Class S2: ISIPX

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.67%

Fund Statistics

  Total Net Assets$4,345,323,623
  # of Portfolio Holdings507
  Portfolio Turnover Rate6%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Value	Value
Information Technology	32.5%
Financials	13.8%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISIPX

Voya U.S. Stock Index Portfolio

92914C766-SAR

Portfolio: VVIPX

Voya VACS Index Series S  Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.16%

Fund Statistics

  Total Net Assets$4,170,308,204
  # of Portfolio Holdings506
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.9%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc. - Class C	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	3.6%
Common Stock	96.0%

Sector Allocation

Value	Value
Information Technology	31.8%
Financials	13.5%
Consumer Discretionary	10.0%
Communication Services	9.4%
Health Care	8.9%
Industrials	8.2%
Consumer Staples	5.3%
Energy	2.8%
Utilities	2.3%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	3.6%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIPX

Voya VACS Index Series S  Portfolio

92914G296-SAR

Class ADV: ICRNX

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$76	1.51%

Fund Statistics

  Total Net Assets$143,861,764
  # of Portfolio Holdings90
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Realty Income Corp.	4.6%
Extra Space Storage, Inc.	2.9%
VICI Properties, Inc.	2.9%
Digital Realty Trust, Inc.	2.9%
Public Storage	2.9%
Goodman Group	2.7%
Iron Mountain, Inc.	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	1.0%
Netherlands	0.7%
Belgium	1.0%
Canada	1.6%
Germany	1.8%
Singapore	3.2%
Hong Kong	3.4%
France	4.2%
United Kingdom	4.6%
Australia	5.9%
Japan	9.3%
United States	62.3%

REIT Diversification

Value	Value
Retail REITs	23.9%
Industrial REITs	14.5%
Specialized REITs	14.1%
Health Care REITs	9.2%
Multi-Family Residential REITs	6.7%
Real Estate Operating Companies	5.0%
Diversified REITs	4.9%
Diversified Real Estate Activities	4.3%
Office REITs	4.2%
Self-Storage REITs	3.4%
Residential REITs	2.6%
REITs-Other	6.2%
Assets in Excess of Other Liabilities	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICRNX

VY® CBRE Global Real Estate Portfolio

92914E796-SAR

Class I: IRGIX

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	0.91%

Fund Statistics

  Total Net Assets$143,861,764
  # of Portfolio Holdings90
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Realty Income Corp.	4.6%
Extra Space Storage, Inc.	2.9%
VICI Properties, Inc.	2.9%
Digital Realty Trust, Inc.	2.9%
Public Storage	2.9%
Goodman Group	2.7%
Iron Mountain, Inc.	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	1.0%
Netherlands	0.7%
Belgium	1.0%
Canada	1.6%
Germany	1.8%
Singapore	3.2%
Hong Kong	3.4%
France	4.2%
United Kingdom	4.6%
Australia	5.9%
Japan	9.3%
United States	62.3%

REIT Diversification

Value	Value
Retail REITs	23.9%
Industrial REITs	14.5%
Specialized REITs	14.1%
Health Care REITs	9.2%
Multi-Family Residential REITs	6.7%
Real Estate Operating Companies	5.0%
Diversified REITs	4.9%
Diversified Real Estate Activities	4.3%
Office REITs	4.2%
Self-Storage REITs	3.4%
Residential REITs	2.6%
REITs-Other	6.2%
Assets in Excess of Other Liabilities	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGIX

VY® CBRE Global Real Estate Portfolio

92914E812-SAR

Class S: IRGTX

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$59	1.16%

Fund Statistics

  Total Net Assets$143,861,764
  # of Portfolio Holdings90
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Realty Income Corp.	4.6%
Extra Space Storage, Inc.	2.9%
VICI Properties, Inc.	2.9%
Digital Realty Trust, Inc.	2.9%
Public Storage	2.9%
Goodman Group	2.7%
Iron Mountain, Inc.	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	1.0%
Netherlands	0.7%
Belgium	1.0%
Canada	1.6%
Germany	1.8%
Singapore	3.2%
Hong Kong	3.4%
France	4.2%
United Kingdom	4.6%
Australia	5.9%
Japan	9.3%
United States	62.3%

REIT Diversification

Value	Value
Retail REITs	23.9%
Industrial REITs	14.5%
Specialized REITs	14.1%
Health Care REITs	9.2%
Multi-Family Residential REITs	6.7%
Real Estate Operating Companies	5.0%
Diversified REITs	4.9%
Diversified Real Estate Activities	4.3%
Office REITs	4.2%
Self-Storage REITs	3.4%
Residential REITs	2.6%
REITs-Other	6.2%
Assets in Excess of Other Liabilities	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRGTX

VY® CBRE Global Real Estate Portfolio

92914E838-SAR

Class S2: IRGSX

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$66	1.31%

Fund Statistics

  Total Net Assets$143,861,764
  # of Portfolio Holdings90
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Realty Income Corp.	4.6%
Extra Space Storage, Inc.	2.9%
VICI Properties, Inc.	2.9%
Digital Realty Trust, Inc.	2.9%
Public Storage	2.9%
Goodman Group	2.7%
Iron Mountain, Inc.	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	1.0%
Netherlands	0.7%
Belgium	1.0%
Canada	1.6%
Germany	1.8%
Singapore	3.2%
Hong Kong	3.4%
France	4.2%
United Kingdom	4.6%
Australia	5.9%
Japan	9.3%
United States	62.3%

REIT Diversification

Value	Value
Retail REITs	23.9%
Industrial REITs	14.5%
Specialized REITs	14.1%
Health Care REITs	9.2%
Multi-Family Residential REITs	6.7%
Real Estate Operating Companies	5.0%
Diversified REITs	4.9%
Diversified Real Estate Activities	4.3%
Office REITs	4.2%
Self-Storage REITs	3.4%
Residential REITs	2.6%
REITs-Other	6.2%
Assets in Excess of Other Liabilities	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRGSX

VY® CBRE Global Real Estate Portfolio

92914E820-SAR

Class ADV: ICRPX

VY® CBRE Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$66	1.35%

Fund Statistics

  Total Net Assets$151,171,287
  # of Portfolio Holdings44
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	8.2%
Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.8%
VICI Properties, Inc.	4.9%
Digital Realty Trust, Inc.	4.9%
Prologis, Inc.	4.6%
Ventas, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
Brixmor Property Group, Inc.	3.5%
EastGroup Properties, Inc.	3.3%

REIT Diversification

Value	Value
Specialized REITs	23.8%
Health Care REITs	16.1%
Retail REITs	15.8%
Industrial REITs	13.6%
Multi-Family Residential REITs	7.4%
Residential REITs	4.6%
Office REITs	4.1%
Self-Storage REITs	3.1%
Single-Family Residential REITs	3.1%
Other Specialized REITs	3.0%
Diversified REITs	1.7%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICRPX

VY® CBRE Real Estate Portfolio

92914E804-SAR

Class I: IVRIX

VY® CBRE Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$37	0.75%

Fund Statistics

  Total Net Assets$151,171,287
  # of Portfolio Holdings44
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	8.2%
Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.8%
VICI Properties, Inc.	4.9%
Digital Realty Trust, Inc.	4.9%
Prologis, Inc.	4.6%
Ventas, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
Brixmor Property Group, Inc.	3.5%
EastGroup Properties, Inc.	3.3%

REIT Diversification

Value	Value
Specialized REITs	23.8%
Health Care REITs	16.1%
Retail REITs	15.8%
Industrial REITs	13.6%
Multi-Family Residential REITs	7.4%
Residential REITs	4.6%
Office REITs	4.1%
Self-Storage REITs	3.1%
Single-Family Residential REITs	3.1%
Other Specialized REITs	3.0%
Diversified REITs	1.7%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVRIX

VY® CBRE Real Estate Portfolio

92914G569-SAR

Class S: IVRSX

VY® CBRE Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$49	1.00%

Fund Statistics

  Total Net Assets$151,171,287
  # of Portfolio Holdings44
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	8.2%
Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.8%
VICI Properties, Inc.	4.9%
Digital Realty Trust, Inc.	4.9%
Prologis, Inc.	4.6%
Ventas, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
Brixmor Property Group, Inc.	3.5%
EastGroup Properties, Inc.	3.3%

REIT Diversification

Value	Value
Specialized REITs	23.8%
Health Care REITs	16.1%
Retail REITs	15.8%
Industrial REITs	13.6%
Multi-Family Residential REITs	7.4%
Residential REITs	4.6%
Office REITs	4.1%
Self-Storage REITs	3.1%
Single-Family Residential REITs	3.1%
Other Specialized REITs	3.0%
Diversified REITs	1.7%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVRSX

VY® CBRE Real Estate Portfolio

92914G577-SAR

Class S2: IVRTX

VY® CBRE Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$57	1.15%

Fund Statistics

  Total Net Assets$151,171,287
  # of Portfolio Holdings44
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	8.2%
Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.8%
VICI Properties, Inc.	4.9%
Digital Realty Trust, Inc.	4.9%
Prologis, Inc.	4.6%
Ventas, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
Brixmor Property Group, Inc.	3.5%
EastGroup Properties, Inc.	3.3%

REIT Diversification

Value	Value
Specialized REITs	23.8%
Health Care REITs	16.1%
Retail REITs	15.8%
Industrial REITs	13.6%
Multi-Family Residential REITs	7.4%
Residential REITs	4.6%
Office REITs	4.1%
Self-Storage REITs	3.1%
Single-Family Residential REITs	3.1%
Other Specialized REITs	3.0%
Diversified REITs	1.7%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVRTX

VY® CBRE Real Estate Portfolio

92914G551-SAR

Class ADV: IVGAX

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$63	1.24%

Fund Statistics

  Total Net Assets$153,541,809
  # of Portfolio Holdings72
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.6%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.6%
Microsoft Corp.	2.6%
Microchip Technology, Inc.	2.3%
Philip Morris International, Inc.	2.2%
Parker-Hannifin Corp.	2.1%
Charles Schwab Corp.	2.0%
Walt Disney Co.	2.0%
Johnson & Johnson	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	4.1%
Common Stock	95.8%

Sector Allocation

Value	Value
Financials	21.4%
Information Technology	16.0%
Industrials	13.3%
Health Care	12.7%
Energy	7.4%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Communication Services	5.3%
Utilities	3.2%
Materials	2.5%
Real Estate	1.5%
Short-Term Investments	4.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IVGAX

VY® Invesco Growth and Income Portfolio

92914G668-SAR

Class I: IVGIX

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.64%

Fund Statistics

  Total Net Assets$153,541,809
  # of Portfolio Holdings72
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.6%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.6%
Microsoft Corp.	2.6%
Microchip Technology, Inc.	2.3%
Philip Morris International, Inc.	2.2%
Parker-Hannifin Corp.	2.1%
Charles Schwab Corp.	2.0%
Walt Disney Co.	2.0%
Johnson & Johnson	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	4.1%
Common Stock	95.8%

Sector Allocation

Value	Value
Financials	21.4%
Information Technology	16.0%
Industrials	13.3%
Health Care	12.7%
Energy	7.4%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Communication Services	5.3%
Utilities	3.2%
Materials	2.5%
Real Estate	1.5%
Short-Term Investments	4.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVGIX

VY® Invesco Growth and Income Portfolio

92914G536-SAR

Class S: IVGSX

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$45	0.89%

Fund Statistics

  Total Net Assets$153,541,809
  # of Portfolio Holdings72
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.6%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.6%
Microsoft Corp.	2.6%
Microchip Technology, Inc.	2.3%
Philip Morris International, Inc.	2.2%
Parker-Hannifin Corp.	2.1%
Charles Schwab Corp.	2.0%
Walt Disney Co.	2.0%
Johnson & Johnson	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	4.1%
Common Stock	95.8%

Sector Allocation

Value	Value
Financials	21.4%
Information Technology	16.0%
Industrials	13.3%
Health Care	12.7%
Energy	7.4%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Communication Services	5.3%
Utilities	3.2%
Materials	2.5%
Real Estate	1.5%
Short-Term Investments	4.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVGSX

VY® Invesco Growth and Income Portfolio

92914G544-SAR

Class S2: IVITX

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.04%

Fund Statistics

  Total Net Assets$153,541,809
  # of Portfolio Holdings72
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.6%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.6%
Microsoft Corp.	2.6%
Microchip Technology, Inc.	2.3%
Philip Morris International, Inc.	2.2%
Parker-Hannifin Corp.	2.1%
Charles Schwab Corp.	2.0%
Walt Disney Co.	2.0%
Johnson & Johnson	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	4.1%
Common Stock	95.8%

Sector Allocation

Value	Value
Financials	21.4%
Information Technology	16.0%
Industrials	13.3%
Health Care	12.7%
Energy	7.4%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Communication Services	5.3%
Utilities	3.2%
Materials	2.5%
Real Estate	1.5%
Short-Term Investments	4.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVITX

VY® Invesco Growth and Income Portfolio

92914G510-SAR

Class ADV: IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$96	1.79%

Fund Statistics

  Total Net Assets$275,084,230
  # of Portfolio Holdings82
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	4.8%
MercadoLibre, Inc.	3.5%
Hanwha Aerospace Co. Ltd.	2.6%
Coforge Ltd.	2.4%
Banco Bilbao Vizcaya Argentaria SA	2.2%
NU Holdings Ltd./Cayman Islands - Class A	2.1%
Alibaba Group Holding Ltd.	1.9%
Grupo Financiero Banorte SAB de CV - Class O	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	8.2%
Singapore	2.1%
South Africa	2.1%
Spain	2.2%
Hong Kong	2.6%
Mexico	3.1%
Turkey	3.7%
South Korea	9.6%
Brazil	11.4%
India	14.6%
Taiwan	16.8%
China	23.1%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	21.4%
Consumer Discretionary	16.5%
Industrials	13.9%
Communication Services	10.4%
Consumer Staples	3.9%
Energy	2.7%
Health Care	2.4%
Materials	1.3%
Utilities	0.9%
Real Estate	0.6%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio

92914E861-SAR

Class I: IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$64	1.19%

Fund Statistics

  Total Net Assets$275,084,230
  # of Portfolio Holdings82
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	4.8%
MercadoLibre, Inc.	3.5%
Hanwha Aerospace Co. Ltd.	2.6%
Coforge Ltd.	2.4%
Banco Bilbao Vizcaya Argentaria SA	2.2%
NU Holdings Ltd./Cayman Islands - Class A	2.1%
Alibaba Group Holding Ltd.	1.9%
Grupo Financiero Banorte SAB de CV - Class O	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	8.2%
Singapore	2.1%
South Africa	2.1%
Spain	2.2%
Hong Kong	2.6%
Mexico	3.1%
Turkey	3.7%
South Korea	9.6%
Brazil	11.4%
India	14.6%
Taiwan	16.8%
China	23.1%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	21.4%
Consumer Discretionary	16.5%
Industrials	13.9%
Communication Services	10.4%
Consumer Staples	3.9%
Energy	2.7%
Health Care	2.4%
Materials	1.3%
Utilities	0.9%
Real Estate	0.6%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F660-SAR

Class S: IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$78	1.44%

Fund Statistics

  Total Net Assets$275,084,230
  # of Portfolio Holdings82
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	4.8%
MercadoLibre, Inc.	3.5%
Hanwha Aerospace Co. Ltd.	2.6%
Coforge Ltd.	2.4%
Banco Bilbao Vizcaya Argentaria SA	2.2%
NU Holdings Ltd./Cayman Islands - Class A	2.1%
Alibaba Group Holding Ltd.	1.9%
Grupo Financiero Banorte SAB de CV - Class O	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	8.2%
Singapore	2.1%
South Africa	2.1%
Spain	2.2%
Hong Kong	2.6%
Mexico	3.1%
Turkey	3.7%
South Korea	9.6%
Brazil	11.4%
India	14.6%
Taiwan	16.8%
China	23.1%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	21.4%
Consumer Discretionary	16.5%
Industrials	13.9%
Communication Services	10.4%
Consumer Staples	3.9%
Energy	2.7%
Health Care	2.4%
Materials	1.3%
Utilities	0.9%
Real Estate	0.6%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F678-SAR

Class S2: IJPTX

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$86	1.59%

Fund Statistics

  Total Net Assets$275,084,230
  # of Portfolio Holdings82
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	4.8%
MercadoLibre, Inc.	3.5%
Hanwha Aerospace Co. Ltd.	2.6%
Coforge Ltd.	2.4%
Banco Bilbao Vizcaya Argentaria SA	2.2%
NU Holdings Ltd./Cayman Islands - Class A	2.1%
Alibaba Group Holding Ltd.	1.9%
Grupo Financiero Banorte SAB de CV - Class O	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	8.2%
Singapore	2.1%
South Africa	2.1%
Spain	2.2%
Hong Kong	2.6%
Mexico	3.1%
Turkey	3.7%
South Korea	9.6%
Brazil	11.4%
India	14.6%
Taiwan	16.8%
China	23.1%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	21.4%
Consumer Discretionary	16.5%
Industrials	13.9%
Communication Services	10.4%
Consumer Staples	3.9%
Energy	2.7%
Health Care	2.4%
Materials	1.3%
Utilities	0.9%
Real Estate	0.6%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJPTX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F652-SAR

Class ADV: IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$73	1.49%

Fund Statistics

  Total Net Assets$317,285,466
  # of Portfolio Holdings616
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio

92914G627-SAR

Class I: IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$44	0.89%

Fund Statistics

  Total Net Assets$317,285,466
  # of Portfolio Holdings616
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F769-SAR

Class R6: VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$44	0.89%

Fund Statistics

  Total Net Assets$317,285,466
  # of Portfolio Holdings616
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio

92914G387-SAR

Class S: IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$56	1.14%

Fund Statistics

  Total Net Assets$317,285,466
  # of Portfolio Holdings616
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F777-SAR

Class S2: IJSTX

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$63	1.29%

Fund Statistics

  Total Net Assets$317,285,466
  # of Portfolio Holdings616
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJSTX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F751-SAR

Class ADV: IGFAX

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$80	1.57%

Fund Statistics

  Total Net Assets$279,414,285
  # of Portfolio Holdings35
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc. - Class A	6.4%
L'Oreal SA	4.7%
Aon PLC - Class A	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Accenture PLC - Class A	3.5%
Roper Technologies, Inc.	3.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	3.5%
Ireland	3.5%
France	6.2%
Germany	7.9%
United States	77.1%

Sector Allocation

Value	Value
Information Technology	26.6%
Financials	24.6%
Consumer Staples	12.7%
Industrials	12.5%
Health Care	11.6%
Consumer Discretionary	6.6%
Communication Services	3.6%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGFAX

VY® Morgan Stanley Global Franchise Portfolio

92914E887-SAR

Class R6: VPRDX

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$50	0.97%

Fund Statistics

  Total Net Assets$279,414,285
  # of Portfolio Holdings35
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc. - Class A	6.4%
L'Oreal SA	4.7%
Aon PLC - Class A	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Accenture PLC - Class A	3.5%
Roper Technologies, Inc.	3.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	3.5%
Ireland	3.5%
France	6.2%
Germany	7.9%
United States	77.1%

Sector Allocation

Value	Value
Information Technology	26.6%
Financials	24.6%
Consumer Staples	12.7%
Industrials	12.5%
Health Care	11.6%
Consumer Discretionary	6.6%
Communication Services	3.6%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRDX

VY® Morgan Stanley Global Franchise Portfolio

92914G379-SAR

Class S: IVGTX

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$63	1.22%

Fund Statistics

  Total Net Assets$279,414,285
  # of Portfolio Holdings35
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc. - Class A	6.4%
L'Oreal SA	4.7%
Aon PLC - Class A	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Accenture PLC - Class A	3.5%
Roper Technologies, Inc.	3.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	3.5%
Ireland	3.5%
France	6.2%
Germany	7.9%
United States	77.1%

Sector Allocation

Value	Value
Information Technology	26.6%
Financials	24.6%
Consumer Staples	12.7%
Industrials	12.5%
Health Care	11.6%
Consumer Discretionary	6.6%
Communication Services	3.6%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVGTX

VY® Morgan Stanley Global Franchise Portfolio

92914G494-SAR

Class S2: IGFSX

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$70	1.37%

Fund Statistics

  Total Net Assets$279,414,285
  # of Portfolio Holdings35
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc. - Class A	6.4%
L'Oreal SA	4.7%
Aon PLC - Class A	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Accenture PLC - Class A	3.5%
Roper Technologies, Inc.	3.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	3.5%
Ireland	3.5%
France	6.2%
Germany	7.9%
United States	77.1%

Sector Allocation

Value	Value
Information Technology	26.6%
Financials	24.6%
Consumer Staples	12.7%
Industrials	12.5%
Health Care	11.6%
Consumer Discretionary	6.6%
Communication Services	3.6%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IGFSX

VY® Morgan Stanley Global Franchise Portfolio

92914G486-SAR

Class ADV: ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.25%

Fund Statistics

  Total Net Assets$6,823,145,971
  # of Portfolio Holdings248
  Portfolio Turnover Rate61%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

Investment Type Allocation

Common Stock
60.1%
U.S. Treasury Obligations
14.1%
Bank Loans
9.2%
Corporate Bonds/Notes
7.2%
Preferred Stock
0.6%
Asset-Backed Securities
0.1%
Assets in Excess of Other Liabilities
8.7%
0%
10%
20%
30%
40%
50%
60%
70%

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G619-SAR

Class I: ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Fund Statistics

  Total Net Assets$6,823,145,971
  # of Portfolio Holdings248
  Portfolio Turnover Rate61%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G791-SAR

Class R6: VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$33	0.65%

Fund Statistics

  Total Net Assets$6,823,145,971
  # of Portfolio Holdings248
  Portfolio Turnover Rate61%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G361-SAR

Class S: ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.90%

Fund Statistics

  Total Net Assets$6,823,145,971
  # of Portfolio Holdings248
  Portfolio Turnover Rate61%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G692-SAR

Class S2: ITCTX

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$54	1.05%

Fund Statistics

  Total Net Assets$6,823,145,971
  # of Portfolio Holdings248
  Portfolio Turnover Rate61%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITCTX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G858-SAR

Class ADV: ITEAX

VY® T. Rowe Price Equity Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$63	1.23%

Fund Statistics

  Total Net Assets$284,918,897
  # of Portfolio Holdings123
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MetLife, Inc.	2.2%
Southern Co.	2.1%
Qualcomm, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Elevance Health, Inc.	1.8%
Wells Fargo & Co.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	1.0%
Preferred Stock	1.1%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	22.8%
Industrials	13.6%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.5%
Utilities	6.0%
Communication Services	5.8%
Consumer Discretionary	4.3%
Real Estate	3.7%
Materials	3.0%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ITEAX

VY® T. Rowe Price Equity Income Portfolio

92914G650-SAR

Class I: ITEIX

VY® T. Rowe Price Equity Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.63%

Fund Statistics

  Total Net Assets$284,918,897
  # of Portfolio Holdings123
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MetLife, Inc.	2.2%
Southern Co.	2.1%
Qualcomm, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Elevance Health, Inc.	1.8%
Wells Fargo & Co.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	1.0%
Preferred Stock	1.1%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	22.8%
Industrials	13.6%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.5%
Utilities	6.0%
Communication Services	5.8%
Consumer Discretionary	4.3%
Real Estate	3.7%
Materials	3.0%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITEIX

VY® T. Rowe Price Equity Income Portfolio

92914G528-SAR

Class S: IRPSX

VY® T. Rowe Price Equity Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$45	0.88%

Fund Statistics

  Total Net Assets$284,918,897
  # of Portfolio Holdings123
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MetLife, Inc.	2.2%
Southern Co.	2.1%
Qualcomm, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Elevance Health, Inc.	1.8%
Wells Fargo & Co.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	1.0%
Preferred Stock	1.1%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	22.8%
Industrials	13.6%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.5%
Utilities	6.0%
Communication Services	5.8%
Consumer Discretionary	4.3%
Real Estate	3.7%
Materials	3.0%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRPSX

VY® T. Rowe Price Equity Income Portfolio

92914G478-SAR

Class S2: ITETX

VY® T. Rowe Price Equity Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.03%

Fund Statistics

  Total Net Assets$284,918,897
  # of Portfolio Holdings123
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MetLife, Inc.	2.2%
Southern Co.	2.1%
Qualcomm, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Elevance Health, Inc.	1.8%
Wells Fargo & Co.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	1.0%
Preferred Stock	1.1%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	22.8%
Industrials	13.6%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.5%
Utilities	6.0%
Communication Services	5.8%
Consumer Discretionary	4.3%
Real Estate	3.7%
Materials	3.0%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITETX

VY® T. Rowe Price Equity Income Portfolio

92914G593-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Government Liquid Assets Portfolio	■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® CBRE Global Real Estate Portfolio	■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® Invesco Growth and Income Portfolio	■	VY® T. Rowe Price Equity Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT

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Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not file on Form N-PORT.

The Voya Government Liquid Assets Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$–	$142,462,691	$147,092,933	$273,738,075
Short-term investments at fair value†	–	5,497,123	6,287,136	5,558,056
Short-term investments at amortized cost	934,293,785	–	–	–
Repurchase agreements	311,203,000	–	–	–
Cash	49,903,226	–	–	–
Foreign currencies at value‡	–	87,903	34,005	1,079,991
Receivables:
Investment securities and currencies sold	152,545,528	41,060	804,728	639,837
Fund shares sold	1,007,859	396,975	78,887	1,510,283
Dividends	2,808	586,077	180,577	632,099
Interest	1,834,045	–	–	–
Foreign tax reclaims	–	239,986	40,690	114,724
Unrealized appreciation on forward foreign currency contracts	–	–	6,235	–
Prepaid expenses	–	1,596	–	–
Reimbursement due from Investment Adviser	–	23,800	–	17,069
Other assets	25,545	15,167	28,259	30,376
Total assets	1,450,815,796	149,352,378	154,553,450	283,320,510

LIABILITIES:
Payable for investment securities and currencies purchased	176,318,212	88,015	243,678	2,033,140
Payable for fund shares redeemed	75,885	13,760	563,772	1,066,701
Payable upon receipt of securities loaned	–	5,200,959	–	4,293,235
Unrealized depreciation on forward foreign currency contracts	–	–	72,190	–
Payable for unified fees	270,897	–	79,159	277,639
Payable for investment management fees	–	106,190	–	–
Payable for distribution and shareholder service fees	332,818	15,392	24,583	54,783
Payable to trustees under the deferred compensation plan (Note 6)	25,545	15,167	28,259	30,376
Payable for trustee fees	3,141	395	–	–
Payable for foreign capital gains tax	–	–	–	480,406
Other accrued expenses and liabilities	–	50,736	–	–
Total liabilities	177,026,498	5,490,614	1,011,641	8,236,280
NET ASSETS	$1,273,789,298	$143,861,764	$153,541,809	$275,084,230

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,273,784,630	$120,415,933	$84,519,127	$207,096,861
Total distributable earnings	4,668	23,445,831	69,022,682	67,987,369
NET ASSETS	$1,273,789,298	$143,861,764	$153,541,809	$275,084,230

+ Including securities loaned at value	$—	$4,940,268	$—	$4,191,880
* Cost of investments in securities	$—	$120,034,822	$115,629,184	$199,314,568
† Cost of short-term investments	$—	$5,497,123	$6,287,136	$5,558,056
‡ Cost of foreign currencies	$—	$87,897	$33,805	$1,080,198

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
Net assets	n/a	$9,226,829	$13,962,576	$36,307,511
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	910,598	606,931	2,734,829
Net asset value and redemption price per share	n/a	$10.13	$23.01	$13.28

Class I
Net assets	$169,532,803	$82,001,277	$52,183,958	$58,286,446
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	169,525,225	7,829,047	2,226,539	3,902,119
Net asset value and redemption price per share	$1.00	$10.47	$23.44	$14.94

Class S
Net assets	$244,740,535	$52,221,057	$85,282,989	$175,947,352
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	244,729,689	5,010,794	3,571,449	12,010,848
Net asset value and redemption price per share	$1.00	$10.42	$23.88	$14.65

Class S2
Net assets	$859,515,960	$412,601	$2,112,286	$4,542,921
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	859,477,442	39,190	89,937	318,175
Net asset value and redemption price per share	$1.00	$10.53	$23.49	$14.28

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
ASSETS:
Investments in securities at fair value+*	$274,380,451	$6,229,271,014	$280,350,819
Short-term investments at fair value†	3,538,051	833,706,836	2,927,058
Cash	–	14,578,409	2,010,658
Foreign currencies at value‡	1,087,958	3,757,417	–
Receivables:
Investment securities sold	–	1,228,744	2,683,321
Fund shares sold	351,573	3,956,920	238,165
Dividends	213,835	4,142,386	517,019
Interest	–	16,119,433	1,395
Foreign tax reclaims	212,256	659,151	281,156
Other assets	21,217	316,332	49,176
Total assets	279,805,341	7,107,736,642	289,058,767

LIABILITIES:
Payable for investment securities purchased	–	31,376,052	1,339,177
Payable for fund shares redeemed	63,771	506,361	32,732
Payable upon receipt of securities loaned	–	231,854,646	2,495,662
Payable for unified fees	220,243	3,543,979	142,157
Payable for distribution and shareholder service fees	85,825	1,432,333	80,966
Payable to trustees under the deferred compensation plan (Note 6)	21,217	316,332	49,176
Written options, at fair value^	–	15,560,968	–
Total liabilities	391,056	284,590,671	4,139,870
NET ASSETS	$279,414,285	$6,823,145,971	$284,918,897

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$148,955,828	$4,872,753,582	$163,319,940
Total distributable earnings	130,458,457	1,950,392,389	121,598,957
NET ASSETS	$279,414,285	$6,823,145,971	$284,918,897

+ Including securities loaned at value	$—	$225,481,543	$2,415,707
* Cost of investments in securities	$191,924,105	$5,577,630,871	$227,165,016
† Cost of short-term investments	$3,538,051	$833,706,836	$2,927,058
‡ Cost of foreign currencies	$1,068,060	$3,463,931	$—
^ Premiums received on written options	$—	$10,696,724	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
Class ADV
Net assets	$90,123,088	$2,105,021,909	$57,059,551
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,158,054	75,246,063	5,336,226
Net asset value and redemption price per share	$14.63	$27.98	$10.69

Class I
Net assets	n/a	$1,951,861,658	$13,610,195
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	65,048,450	1,223,676
Net asset value and redemption price per share	n/a	$30.01	$11.12

Class R6
Net assets	$1,296,964	$740,780,928	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	77,984	24,663,792	n/a
Net asset value and redemption price per share	$16.63	$30.04	n/a

Class S
Net assets	$161,245,148	$2,008,790,146	$139,109,711
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,658,732	66,937,951	12,265,805
Net asset value and redemption price per share	$16.69	$30.01	$11.34

Class S2
Net assets	$26,749,085	$16,691,330	$75,139,440
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,629,344	568,857	6,903,256
Net asset value and redemption price per share	$16.42	$29.34	$10.88

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$348,252	$3,194,039	$1,572,020	$3,448,783
Interest	26,847,222	1,691	—	419
Securities lending income, net	—	7,590	582	3,711
Other	4,608	641	589	1,012
Total investment income	27,200,082	3,203,961	1,573,191	3,453,925

EXPENSES:
Investment management fees	—	704,903	—	—
Unified fees	1,701,002	—	478,600	1,609,766
Distribution and shareholder service fees:
Class ADV	—	27,232	41,597	101,552
Class S	304,383	64,795	103,639	207,057
Class S2	1,640,783	810	4,266	8,533
Transfer agent fees:
Class ADV	—	4,851	—	—
Class I	—	50,884	—	—
Class S	—	27,698	—	—
Class S2	—	216	—	—
Shareholder reporting expense	—	10,512	—	—
Professional fees	—	8,346	—	—
Custody and accounting expense	—	27,444	—	—
Trustee fees and expenses	24,191	1,975	13,919	16,724
Miscellaneous expense	—	8,180	—	—
Interest expense	—	3,805	—	3,166
Total expenses	3,670,359	941,651	642,021	1,946,798
Waived and reimbursed fees	—	(138,871)	(14,945)	(93,954)
Brokerage commission recapture	—	(774)	—	—
Net expenses	3,670,359	802,006	627,076	1,852,844
Net investment income	23,529,723	2,401,955	946,115	1,601,081
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	356,740	274,930	5,630,246	5,709,512
Forward foreign currency contracts	—	6,391	249,211	—
Foreign currency related transactions	—	(11,357)	(497,190)	(147,445)
Net realized gain	356,740	269,964	5,382,267	5,562,067
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	—	4,095,615	2,348,740	34,872,511
Forward foreign currency contracts	—	140	(141,983)	—
Foreign currency related transactions	—	27,620	4,033	15,874
Net change in unrealized appreciation (depreciation)	—	4,123,375	2,210,790	34,888,385
Net realized and unrealized gain	356,740	4,393,339	7,593,057	40,450,452
Increase in net assets resulting from operations	$23,886,463	$6,795,294	$8,539,172	$42,051,533

* Foreign taxes withheld	$—	$141,515	$20,071	$417,383
^ Foreign capital gains taxes withheld	$—	$—	$—	$419,532
# Change in foreign capital gains taxes accrued	$—	$—	$—	$179,452

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,062,770	$28,256,370	$3,909,372
Interest, net of foreign taxes withheld*	535	58,496,422	34,867
Securities lending income, net	403	159,931	4,431
Other	1,105	25,331	1,210
Total investment income	2,064,813	86,938,054	3,949,880

EXPENSES:
Unified fees	1,379,866	21,022,279	931,242
Distribution and shareholder service fees:
Class ADV	271,075	6,053,471	173,712
Class S	201,277	2,416,711	169,935
Class S2	52,914	31,729	148,896
Trustee fees and expenses	14,594	365,964	16,651
Interest expense	—	—	93
Total expenses	1,919,726	29,890,154	1,440,529
Waived and reimbursed fees	(36,280)	—	(43,480)
Net expenses	1,883,446	29,890,154	1,397,049
Net investment income	181,367	57,047,900	2,552,831
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,422,665	286,213,123	35,690,404
Foreign currency related transactions	99,959	2,861	11,826
Written options	—	13,062,129	—
Net realized gain	3,522,624	299,278,113	35,702,230
Net change in unrealized appreciation (depreciation) on:
Investments	15,248,839	47,399,803	(19,103,737)
Foreign currency related transactions	63,970	441,034	7,428
Written options	—	(6,940,581)	—
Net change in unrealized appreciation (depreciation)	15,312,809	40,900,256	(19,096,309)
Net realized and unrealized gain	18,835,433	340,178,369	16,605,921
Increase in net assets resulting from operations	$19,016,800	$397,226,269	$19,158,752

* Foreign taxes withheld	$74,176	$462,357	$94,367

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® CBRE Global Real Estate Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$23,529,723	$49,242,172	$2,401,955	$4,938,771
Net realized gain	356,740	593,775	269,964	4,553,041
Net change in unrealized appreciation (depreciation)	—	—	4,123,375	(8,682,968)
Increase in net assets resulting from operations	23,886,463	49,835,947	6,795,294	808,844

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(251,119)
Class I	(3,775,598)	(3,921,362)	—	(3,405,382)
Class S	(4,745,135)	(12,451,264)	—	(1,628,509)
Class S2	(15,371,452)	(33,275,574)	—	(18,458)
Total distributions	(23,892,185)	(49,648,200)	—	(5,303,468)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	362,223,121	248,477,126	4,420,923	16,209,791
Reinvestment of distributions	23,892,185	49,648,200	—	5,303,468
	386,115,306	298,125,326	4,420,923	21,513,259
Cost of shares redeemed	(221,842,150)	(243,287,123)	(35,931,659)	(30,261,508)
Net increase (decrease) in net assets resulting from capital share transactions	164,273,156	54,838,203	(31,510,736)	(8,748,249)
Net increase (decrease) in net assets	164,267,434	55,025,950	(24,715,442)	(13,242,873)

NET ASSETS:
Beginning of year or period	1,109,521,864	1,054,495,914	168,577,206	181,820,079
End of year or period	$1,273,789,298	$1,109,521,864	$143,861,764	$168,577,206

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$946,115	$4,163,053	$1,601,081	$2,478,411
Net realized gain	5,382,267	72,654,842	5,562,067	15,465,562
Net change in unrealized appreciation (depreciation)	2,210,790	(32,021,120)	34,888,385	(11,225,415)
Increase in net assets resulting from operations	8,539,172	44,796,775	42,051,533	6,718,558

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,761,980)	—	(196,559)
Class I	—	(6,092,532)	—	(645,875)
Class S	—	(34,200,462)	—	(1,450,582)
Class S2	—	(2,493,192)	—	(30,232)
Total distributions	—	(44,548,166)	—	(2,323,248)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,572,174	8,937,761	6,826,743	13,931,217
Reinvestment of distributions	—	44,548,166	—	2,323,248
	3,572,174	53,485,927	6,826,743	16,254,465
Cost of shares redeemed	(13,088,625)	(281,316,719)	(34,517,645)	(55,481,571)
Net decrease in net assets resulting from capital share transactions	(9,516,451)	(227,830,792)	(27,690,902)	(39,227,106)
Net increase (decrease) in net assets	(977,279)	(227,582,183)	14,360,631	(34,831,796)

NET ASSETS:
Beginning of year or period	154,519,088	382,101,271	260,723,599	295,555,395
End of year or period	$153,541,809	$154,519,088	$275,084,230	$260,723,599

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$181,367	$632,262	$57,047,900	$158,759,043
Net realized gain	3,522,624	44,591,857	299,278,113	993,912,197
Net change in unrealized appreciation (depreciation)	15,312,809	(19,575,355)	40,900,256	(248,204,625)
Increase in net assets resulting from operations	19,016,800	25,648,764	397,226,269	904,466,615

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(10,535,284)	—	(53,426,721)
Class I	—	—	—	(76,780,124)
Class R6	—	(149,091)	—	(28,410,634)
Class S	—	(16,796,477)	—	(105,205,665)
Class S2	—	(2,625,784)	—	(1,328,094)
Total distributions	—	(30,106,636)	—	(265,151,238)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,732,084	4,963,013	145,484,639	321,959,059
Reinvestment of distributions	—	30,106,636	—	265,151,238
	3,732,084	35,069,649	145,484,639	587,110,297
Cost of shares redeemed	(28,989,476)	(63,590,037)	(316,895,799)	(2,759,658,670)
Net decrease in net assets resulting from capital share transactions	(25,257,392)	(28,520,388)	(171,411,160)	(2,172,548,373)
Net increase (decrease) in net assets	(6,240,592)	(32,978,260)	225,815,109	(1,533,232,996)

NET ASSETS:
Beginning of year or period	285,654,877	318,633,137	6,597,330,862	8,130,563,858
End of year or period	$279,414,285	$285,654,877	$6,823,145,971	$6,597,330,862

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$2,552,831	$5,590,168
Net realized gain	35,702,230	31,016,004
Net change in unrealized appreciation (depreciation)	(19,096,309)	545,837
Increase in net assets resulting from operations	19,158,752	37,152,009

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,867,250)
Class I	—	(4,369,681)
Class S	—	(9,011,238)
Class S2	—	(4,961,261)
Total distributions	—	(22,209,430)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,235,633	10,736,878
Reinvestment of distributions	—	22,209,430
	3,235,633	32,946,308
Cost of shares redeemed	(75,778,488)	(42,596,783)
Net decrease in net assets resulting from capital share transactions	(72,542,855)	(9,650,475)
Net increase (decrease) in net assets	(53,384,103)	5,292,104

NET ASSETS:
Beginning of year or period	338,303,000	333,010,896
End of year or period	$284,918,897	$338,303,000

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-25+	1.00	0.02	•	—		0.02	0.02		0.00	*	—	0.02		—	1.00	2.08	0.28	0.28	0.28	4.09		169,533	—
12-31-24	1.00	0.05	•	—		0.05	0.05		0.00	*	—	0.05		—	1.00	5.03	0.28	0.28	0.28	4.91		82,795	—
12-31-23	1.00	0.05	•	0.00	*	0.05	0.05		—		—	0.05		—	1.00	4.93	0.28	0.28	0.28	4.82		75,141	—
12-31-22	1.00	0.02	•	0.00	*	0.02	0.02		—		—	0.02		—	1.00	1.51	0.28	0.24	0.24	1.65		77,571	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.28	0.05	0.05	0.00	*	50,337	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.30	0.28	0.17	0.17	0.23		64,002	—
Class S
06-30-25+	1.00	0.02	•	—		0.02	0.02		0.00	*	—	0.02		—	1.00	1.95	0.53	0.53	0.53	3.84		244,741	—
12-31-24	1.00	0.05	•	—		0.05	0.05		0.00	*	—	0.05		—	1.00	4.77	0.53	0.53	0.53	4.66		251,573	—
12-31-23	1.00	0.05	•	0.00	*	0.05	0.05		—		—	0.05		—	1.00	4.68	0.53	0.53	0.53	4.56		280,488	—
12-31-22	1.00	0.01	•	0.00	*	0.01	0.01		—		—	0.01		—	1.00	1.34	0.53	0.40	0.40	1.34		322,096	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.53	0.05	0.05	0.00	*	320,548	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.24	0.53	0.21	0.21	0.17		375,267	—
Class S2
06-30-25+	1.00	0.02	•	—		0.02	0.02		0.00	*	—	0.02		—	1.00	1.87	0.68	0.68	0.68	3.69		859,516	—
12-31-24	1.00	0.05	•	—		0.05	0.05		0.00	*	—	0.05		—	1.00	4.61	0.68	0.68	0.68	4.50		775,154	—
12-31-23	1.00	0.04	•	0.00	*	0.04	0.04		—		—	0.04		—	1.00	4.52	0.68	0.68	0.68	4.44		698,867	—
12-31-22	1.00	0.01	•	0.00	*	0.01	0.01		—		—	0.01		—	1.00	1.24	0.68	0.52	0.52	1.37		609,604	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.68	0.05	0.05	0.00	*	437,744	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.21	0.68	0.23	0.23	0.13		527,457	—
VY® CBRE Global Real Estate Portfolio
Class ADV
06-30-25+	9.70	0.13	•	0.30		0.43	—		—		—	—		—	10.13	4.43	1.68	1.51	1.51	2.66		9,227	57
12-31-24	9.98	0.23	•	(0.25)		(0.02)	0.26		—		—	0.26		—	9.70	(0.24)	1.66	1.49	1.49	2.30		9,270	80
12-31-23	9.13	0.19	•	0.89		1.08	0.13		0.10		—	0.23		—	9.98	11.97	1.69	1.47	1.47	2.01		10,511	95
12-31-22	13.38	0.17	•	(3.54)		(3.37)	0.29		0.59		—	0.88		—	9.13	(25.39)	1.68	1.47	1.47	1.55		10,401	91
12-31-21	10.26	0.17	•	3.24		3.41	0.29		—		—	0.29		—	13.38	33.56	1.66	1.47	1.47	1.48		16,348	74
12-31-20	12.77	0.15	•	(1.11)		(0.96)	0.60		0.95		—	1.55		—	10.26	(5.37)	1.68	1.47	1.47	1.47		14,367	97
Class I
06-30-25+	10.00	0.16	•	0.31		0.47	—		—		—	—		—	10.47	4.70	1.08	0.91	0.91	3.14		82,001	57
12-31-24	10.28	0.30	•	(0.26)		0.04	0.32		—		—	0.32		—	10.00	0.38	1.06	0.89	0.89	2.91		105,217	80
12-31-23	9.41	0.25	•	0.92		1.17	0.20		0.10		—	0.30		—	10.28	12.59	1.09	0.87	0.87	2.65		109,276	95
12-31-22	13.79	0.24	•	(3.65)		(3.41)	0.38		0.59		—	0.97		—	9.41	(24.95)	1.08	0.87	0.87	2.19		92,596	91
12-31-21	10.55	0.25	•	3.35		3.60	0.36		—		—	0.36		—	13.79	34.47	1.06	0.87	0.87	2.09		122,954	74
12-31-20	13.11	0.28		(1.21)		(0.93)	0.68		0.95		—	1.63		—	10.55	(4.83)	1.08	0.87	0.87	2.09		96,799	97
Class S
06-30-25+	9.96	0.15	•	0.31		0.46	—		—		—	—		—	10.42	4.62	1.33	1.16	1.16	3.01		52,221	57
12-31-24	10.24	0.27	•	(0.26)		0.01	0.29		—		—	0.29		—	9.96	0.12	1.31	1.14	1.14	2.65		53,675	80
12-31-23	9.37	0.22	•	0.92		1.14	0.17		0.10		—	0.27		—	10.24	12.33	1.34	1.12	1.12	2.36		61,362	95
12-31-22	13.72	0.21	•	(3.63)		(3.42)	0.34		0.59		—	0.93		—	9.37	(25.12)	1.33	1.12	1.12	1.90		61,861	91
12-31-21	10.50	0.22	•	3.33		3.55	0.33		—		—	0.33		—	13.72	34.14	1.31	1.12	1.12	1.83		94,359	74
12-31-20	13.04	0.22		(1.16)		(0.94)	0.65		0.95		—	1.60		—	10.50	(5.04)	1.33	1.12	1.12	1.85		81,568	97
Class S2
06-30-25+	10.07	0.15	•	0.31		0.46	—		—		—	—		—	10.53	4.57	1.48	1.31	1.31	2.87		413	57
12-31-24	10.35	0.25	•	(0.25)		0.00 *	0.28		—		—	0.28		—	10.07	(0.02)	1.46	1.29	1.29	2.48		415	80
12-31-23	9.47	0.21	•	0.92		1.13	0.15		0.10		—	0.25		—	10.35	12.11	1.49	1.27	1.27	2.21		670	95
12-31-22	13.86	0.20	•	(3.67)		(3.47)	0.33		0.59		—	0.92		—	9.47	(25.25)	1.48	1.27	1.27	1.77		712	91

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® CBRE Global Real Estate Portfolio (continued)
Class S2 (continued)
12-31-21	10.61	0.21	•	3.35	3.56	0.31	—	—	0.31	—	13.86	33.90	1.46	1.27	1.27	1.70	1,016	74
12-31-20	13.15	0.20		(1.17)	(0.97)	0.62	0.95	—	1.57	—	10.61	(5.19)	1.48	1.27	1.27	1.76	796	97
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-25+	21.77	0.09	•	1.15	1.24	—	—	—	—	—	23.01	5.70	1.26	1.24	1.24	0.87	13,963	13
12-31-24	21.32	0.20	•	3.02	3.22	0.24	2.53	—	2.77	—	21.77	15.74	1.24	1.21	1.21	0.90	14,585	22
12-31-23	20.75	0.21	•	2.16	2.37	0.31	1.49	—	1.80	—	21.32	11.93	1.24	1.21	1.21	1.04	14,598	28
12-31-22	26.21	0.23	•	(2.16)	(1.93)	0.25	3.28	—	3.53	—	20.75	(6.16)	1.24	1.21	1.21	1.00	16,239	18
12-31-21	20.62	0.18	•	5.67	5.85	0.26	—	—	0.26	—	26.21	28.50	1.24	1.21	1.21	0.75	18,354	30
12-31-20	22.73	0.32		(0.32)	0.00 *	0.35	1.76	—	2.11	—	20.62	2.55	1.24	1.24	1.24	1.45	15,543	32
Class I
06-30-25+	22.11	0.16	•	1.17	1.33	—	—	—	—	—	23.44	6.01	0.66	0.64	0.64	1.48	52,184	13
12-31-24	21.62	0.34	•	3.06	3.40	0.38	2.53	—	2.91	—	22.11	16.43	0.64	0.61	0.61	1.51	51,797	22
12-31-23	21.04	0.34	•	2.19	2.53	0.46	1.49	—	1.95	—	21.62	12.62	0.64	0.61	0.61	1.64	46,049	28
12-31-22	26.54	0.37	•	(2.19)	(1.82)	0.40	3.28	—	3.68	—	21.04	(5.59)	0.64	0.61	0.61	1.62	42,132	18
12-31-21	20.86	0.33	•	5.73	6.06	0.38	—	—	0.38	—	26.54	29.21	0.64	0.61	0.61	1.35	41,488	30
12-31-20	23.01	0.39	•	(0.28)	0.11	0.50	1.76	—	2.26	—	20.86	3.22	0.64	0.64	0.64	2.05	30,672	32
Class S
06-30-25+	22.56	0.14	•	1.18	1.32	—	—	—	—	—	23.88	5.85	0.91	0.89	0.89	1.22	85,283	13
12-31-24	22.00	0.30	•	3.11	3.41	0.32	2.53	—	2.85	—	22.56	16.15	0.89	0.86	0.86	1.32	85,922	22
12-31-23	21.37	0.29	•	2.23	2.52	0.40	1.49	—	1.89	—	22.00	12.34	0.89	0.86	0.86	1.39	301,058	28
12-31-22	26.88	0.32	•	(2.22)	(1.90)	0.33	3.28	—	3.61	—	21.37	(5.84)	0.89	0.86	0.86	1.36	319,719	18
12-31-21	21.12	0.27	•	5.82	6.09	0.33	—	—	0.33	—	26.88	28.97	0.89	0.86	0.86	1.10	367,120	30
12-31-20	23.25	0.39		(0.33)	0.06	0.43	1.76	—	2.19	—	21.12	2.90	0.89	0.89	0.89	1.81	317,890	32
Class S2
06-30-25+	22.20	0.12	•	1.17	1.29	—	—	—	—	—	23.49	5.81	1.06	1.04	1.04	1.06	2,112	13
12-31-24	21.70	0.27	•	3.05	3.32	0.29	2.53	—	2.82	—	22.20	15.95	1.04	1.01	1.01	1.19	2,216	22
12-31-23	21.10	0.26	•	2.19	2.45	0.36	1.49	—	1.85	—	21.70	12.17	1.04	1.01	1.01	1.24	20,396	28
12-31-22	26.57	0.28	•	(2.19)	(1.91)	0.28	3.28	—	3.56	—	21.10	(5.99)	1.04	1.01	1.01	1.20	20,482	18
12-31-21	20.88	0.23	•	5.76	5.99	0.30	—	—	0.30	—	26.57	28.78	1.04	1.01	1.01	0.95	24,924	30
12-31-20	23.00	0.34		(0.30)	0.04	0.40	1.76	—	2.16	—	20.88	2.77	1.04	1.04	1.04	1.66	24,035	32
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-25+	11.33	0.05	•	1.90	1.95	—	—	—	—	—	13.28	17.21	1.87	1.79	1.79	0.89	36,308	19
12-31-24	11.20	0.06	•	0.13	0.19	0.06	—	—	0.06	—	11.33	1.69	1.86	1.79	1.79	0.52	33,344	35
12-31-23	10.72	(0.01	)•	0.66	0.65	0.17	—	—	0.17	—	11.20	6.02	1.85	1.81	1.81	(0.06)	36,809	29
12-31-22	21.50	(0.03	)•	(5.71)	(5.74)	—	5.04	—	5.04	—	10.72	(26.35)	1.86	1.86	1.86	(0.25)	37,190	18
12-31-21	25.92	(0.25	)•	(2.19)	(2.44)	—	1.98	—	1.98	—	21.50	(10.30)	1.86	1.86	1.86	(1.01)	54,012	25
12-31-20	21.02	(0.17)		6.57	6.40	0.01	1.49	—	1.50	—	25.92	32.71	1.85	1.85	1.85	(0.80)	58,266	22
Class I
06-30-25+	12.71	0.10	•	2.13	2.23	—	—	—	—	—	14.94	17.55	1.27	1.19	1.19	1.50	58,286	19
12-31-24	12.55	0.14	•	0.16	0.30	0.14	—	—	0.14	—	12.71	2.30	1.26	1.19	1.19	1.12	59,050	35
12-31-23	11.99	0.06	•	0.74	0.80	0.24	—	—	0.24	—	12.55	6.64	1.25	1.21	1.21	0.49	62,596	29
12-31-22	23.10	0.05	•	(6.12)	(6.07)	—	5.04	—	5.04	—	11.99	(25.89)	1.26	1.26	1.26	0.36	60,063	18
12-31-21	27.55	(0.11	)•	(2.36)	(2.47)	—	1.98	—	1.98	—	23.10	(9.78)	1.26	1.26	1.26	(0.40)	80,785	25
12-31-20	22.24	(0.04)		6.98	6.94	0.14	1.49	—	1.63	—	27.55	33.52	1.25	1.25	1.25	(0.20)	94,067	22
Class S
06-30-25+	12.48	0.08	•	2.09	2.17	—	—	—	—	—	14.65	17.39	1.52	1.44	1.44	1.24	175,947	19

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Emerging Markets Equity Portfolio (continued)
Class S (continued)
12-31-24	12.32	0.11	•	0.15	0.26	0.10	—	—	0.10	—	12.48	2.08	1.51	1.44	1.44	0.87	164,116	35
12-31-23	11.77	0.04	•	0.72	0.76	0.21	—	—	0.21	—	12.32	6.38	1.50	1.46	1.46	0.31	191,201	29
12-31-22	22.86	0.01	•	(6.06)	(6.05)	—	5.04	—	5.04	—	11.77	(26.11)	1.51	1.51	1.51	0.10	205,544	18
12-31-21	27.35	(0.17	)•	(2.34)	(2.51)	—	1.98	—	1.98	—	22.86	(10.00)	1.51	1.51	1.51	(0.64)	320,977	25
12-31-20	22.08	(0.10	)•	6.94	6.84	0.08	1.49	—	1.57	—	27.35	33.23	1.50	1.50	1.50	(0.45)	411,371	22
Class S2
06-30-25+	12.18	0.07	•	2.03	2.10	—	—	—	—	—	14.28	17.24	1.67	1.59	1.59	1.08	4,543	19
12-31-24	12.02	0.09	•	0.15	0.24	0.08	—	—	0.08	—	12.18	1.95	1.66	1.59	1.59	0.72	4,214	35
12-31-23	11.48	0.03	•	0.69	0.72	0.18	—	—	0.18	—	12.02	6.25	1.65	1.61	1.61	0.23	4,950	29
12-31-22	22.50	(0.01	)•	(5.97)	(5.98)	—	5.04	—	5.04	—	11.48	(26.23)	1.66	1.66	1.66	(0.06)	6,126	18
12-31-21	26.98	(0.20	)•	(2.30)	(2.50)	—	1.98	—	1.98	—	22.50	(10.11)	1.66	1.66	1.66	(0.79)	10,071	25
12-31-20	21.80	(0.13	)•	6.85	6.72	0.05	1.49	—	1.54	—	26.98	33.03	1.65	1.65	1.65	(0.60)	13,424	22
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-25+	13.70	(0.01	)•	0.94	0.93	—	—	—	—	—	14.63	6.79	1.60	1.57	1.57	(0.10)	90,123	14
12-31-24	14.14	(0.00	)*•	1.11	1.11	0.04	1.51	—	1.55	—	13.70	8.31	1.59	1.56	1.56	(0.02)	93,354	32
12-31-23	13.36	0.03	•	2.01	2.04	0.03	1.23	—	1.26	—	14.14	15.52	1.58	1.56	1.56	0.20	104,981	15
12-31-22	18.19	0.02	•	(3.31)	(3.29)	0.05	1.49	—	1.54	—	13.36	(17.90)	1.58	1.55	1.55	0.16	103,692	14
12-31-21	16.52	0.03	•	3.34	3.37	0.09	1.61	—	1.70	—	18.19	21.26	1.57	1.54	1.54	0.18	138,475	11
12-31-20	16.06	0.06		1.86	1.92	0.09	1.37	—	1.46	—	16.52	12.87	1.57	1.54	1.54	0.40	120,606	16
Class R6
06-30-25+	15.52	0.04	•	1.07	1.11	—	—	—	—	—	16.63	7.15	1.00	0.97	0.97	0.52	1,297	14
12-31-24	15.83	0.09	•	1.24	1.33	0.13	1.51	—	1.64	—	15.52	8.88	0.99	0.96	0.96	0.59	1,207	32
12-31-23	14.81	0.12	•	2.26	2.38	0.13	1.23	—	1.36	—	15.83	16.30	0.98	0.96	0.96	0.80	1,773	15
12-31-22	19.98	0.12	•	(3.64)	(3.52)	0.16	1.49	—	1.65	—	14.81	(17.43)	0.98	0.95	0.95	0.77	1,673	14
12-31-21	17.97	0.15	•	3.65	3.80	0.18	1.61	—	1.79	—	19.98	22.01	0.97	0.94	0.94	0.79	1,828	11
12-31-20	17.33	0.17	•	2.01	2.18	0.17	1.37	—	1.54	—	17.97	13.55	0.97	0.94	0.94	0.98	1,301	16
Class S
06-30-25+	15.60	0.02	•	1.07	1.09	—	—	—	—	—	16.69	6.99	1.25	1.22	1.22	0.26	161,245	14
12-31-24	15.89	0.05	•	1.26	1.31	0.09	1.51	—	1.60	—	15.60	8.67	1.24	1.21	1.21	0.33	164,470	32
12-31-23	14.87	0.08	•	2.25	2.33	0.08	1.23	—	1.31	—	15.89	15.91	1.23	1.21	1.21	0.55	183,705	15
12-31-22	20.02	0.08	•	(3.64)	(3.56)	0.10	1.49	—	1.59	—	14.87	(17.58)	1.23	1.20	1.20	0.51	185,295	14
12-31-21	18.01	0.10	•	3.65	3.75	0.13	1.61	—	1.74	—	20.02	21.66	1.22	1.19	1.19	0.52	260,008	11
12-31-20	17.36	0.14		2.01	2.15	0.13	1.37	—	1.50	—	18.01	13.28	1.22	1.19	1.19	0.74	260,901	16
Class S2
06-30-25+	15.35	0.01	•	1.06	1.07	—	—	—	—	—	16.42	6.97	1.40	1.37	1.37	0.11	26,749	14
12-31-24	15.67	0.03	•	1.23	1.26	0.07	1.51	—	1.58	—	15.35	8.43	1.39	1.36	1.36	0.18	26,623	32
12-31-23	14.67	0.06	•	2.22	2.28	0.05	1.23	—	1.28	—	15.67	15.80	1.38	1.36	1.36	0.39	28,173	15
12-31-22	19.77	0.06	•	(3.60)	(3.54)	0.07	1.49	—	1.56	—	14.67	(17.72)	1.38	1.35	1.35	0.36	28,024	14
12-31-21	17.80	0.07	•	3.61	3.68	0.10	1.61	—	1.71	—	19.77	21.53	1.37	1.34	1.34	0.37	40,135	11
12-31-20	17.18	0.11		1.98	2.09	0.10	1.37	—	1.47	—	17.80	13.06	1.37	1.34	1.34	0.60	38,585	16
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-25+	26.40	0.19	•	1.39	1.58	—	—	—	—	—	27.98	5.99	1.25	1.25	1.25	1.41	2,105,022	61
12-31-24	24.19	0.43	•	2.49	2.92	0.37	0.34	—	0.71	—	26.40	12.11	1.24	1.24	1.24	1.69	2,029,776	84
12-31-23	23.00	0.44	•	3.58	4.02	0.14	2.69	—	2.83	—	24.19	18.16	1.24	1.24	1.24	1.86	1,826,729	75
12-31-22	30.88	0.25	•	(4.19)	(3.94)	0.26	3.68	—	3.94	—	23.00	(12.47)	1.24	1.24	1.24	0.95	1,586,695	90
12-31-21	29.91	0.14	•	4.98	5.12	0.16	3.99	—	4.15	—	30.88	17.97	1.24	1.24	1.24	0.47	1,891,868	58

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class ADV (continued)
12-31-20	27.98	0.20	•	4.33	4.53	0.29	2.31	—	2.60	—	29.91	17.54	1.24	1.24	1.24	0.71	1,555,873	98
Class I
06-30-25+	28.23	0.28	•	1.50	1.78	—	—	—	—	—	30.01	6.30	0.65	0.65	0.65	2.01	1,951,862	61
12-31-24	26.09	0.64	•	2.68	3.32	0.84	0.34	—	1.18	—	28.23	12.75	0.64	0.64	0.64	2.29	1,896,044	84
12-31-23	24.83	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.09	18.92	0.64	0.64	0.64	2.46	1,712,529	75
12-31-22	32.96	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.83	(11.96)	0.64	0.64	0.64	1.57	1,447,933	90
12-31-21	31.64	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.96	18.67	0.64	0.64	0.64	1.07	1,553,598	58
12-31-20	29.41	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.64	18.28	0.64	0.64	0.64	1.31	1,280,224	98
Class R6
06-30-25+	28.26	0.29	•	1.49	1.78	—	—	—	—	—	30.04	6.30	0.65	0.65	0.65	2.01	740,781	61
12-31-24	26.11	0.64	•	2.69	3.33	0.84	0.34	—	1.18	—	28.26	12.78	0.64	0.64	0.64	2.29	693,687	84
12-31-23	24.85	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.11	18.90	0.64	0.64	0.64	2.46	621,535	75
12-31-22	32.98	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.85	(11.96)	0.64	0.64	0.64	1.55	525,750	90
12-31-21	31.66	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.98	18.66	0.64	0.64	0.64	1.07	620,373	58
12-31-20	29.43	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.66	18.27	0.64	0.64	0.64	1.30	542,043	98
Class S
06-30-25+	28.27	0.25	•	1.49	1.74	—	—	—	—	—	30.01	6.15	0.90	0.90	0.90	1.76	2,008,790	61
12-31-24	26.08	0.57	•	2.68	3.25	0.72	0.34	—	1.06	—	28.27	12.49	0.89	0.89	0.89	2.05	1,962,100	84
12-31-23	24.83	0.57	•	3.89	4.46	0.52	2.69	—	3.21	—	26.08	18.60	0.89	0.89	0.89	2.20	3,912,825	75
12-31-22	32.96	0.36	•	(4.47)	(4.11)	0.34	3.68	—	4.02	—	24.83	(12.18)	0.89	0.89	0.89	1.30	3,757,937	90
12-31-21	31.64	0.27	•	5.29	5.56	0.25	3.99	—	4.24	—	32.96	18.40	0.89	0.89	0.89	0.82	4,700,019	58
12-31-20	29.42	0.32		4.59	4.91	0.38	2.31	—	2.69	—	31.64	17.79	0.89	0.89	0.89	1.06	4,426,278	98
Class S2
06-30-25+	27.66	0.22	•	1.46	1.68	—	—	—	—	—	29.34	6.07	1.05	1.05	1.05	1.61	16,691	61
12-31-24	25.64	0.51	•	2.63	3.14	0.78	0.34	—	1.12	—	27.66	12.29	1.04	1.04	1.04	1.91	15,724	84
12-31-23	24.55	0.52	•	3.84	4.36	0.58	2.69	—	3.27	—	25.64	18.42	1.04	1.04	1.04	2.05	56,946	75
12-31-22	32.63	0.32	•	(4.43)	(4.11)	0.29	3.68	—	3.97	—	24.55	(12.30)	1.04	1.04	1.04	1.14	53,434	90
12-31-21	31.37	0.22	•	5.23	5.45	0.20	3.99	—	4.19	—	32.63	18.19	1.04	1.04	1.04	0.67	71,364	58
12-31-20	29.19	0.28		4.54	4.82	0.33	2.31	—	2.64	—	31.37	17.82	1.04	1.04	1.04	0.91	70,966	98
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-25+	10.10	0.08	•	0.51	0.59	—	—	—	—	—	10.69	5.84	1.26	1.23	1.23	1.53	57,060	15
12-31-24	9.70	0.14	•	0.94	1.08	0.16	0.52	—	0.68	—	10.10	11.13	1.24	1.21	1.21	1.31	59,424	21
12-31-23	9.64	0.15	•	0.68	0.83	0.16	0.61	—	0.77	—	9.70	8.94	1.24	1.21	1.21	1.63	57,865	16
12-31-22	11.48	0.16	•	(0.67)	(0.51)	0.17	1.16	—	1.33	—	9.64	(3.85)	1.24	1.21	1.21	1.57	60,127	18
12-31-21	9.46	0.12	•	2.23	2.35	0.14	0.19	—	0.33	—	11.48	24.97	1.24	1.21	1.21	1.12	58,287	19
12-31-20	9.97	0.17		(0.19)	(0.02)	0.37	0.12	—	0.49	—	9.46	0.64	1.24	1.21	1.21	1.87	47,110	25
Class I
06-30-25+	10.47	0.09	•	0.56	0.65	—	—	—	—	—	11.12	6.21	0.66	0.63	0.63	1.69	13,610	15
12-31-24	10.03	0.20	•	0.97	1.17	0.21	0.52	—	0.73	—	10.47	11.75	0.64	0.61	0.61	1.91	64,366	21
12-31-23	9.94	0.22	•	0.70	0.92	0.22	0.61	—	0.83	—	10.03	9.57	0.64	0.61	0.61	2.23	61,929	16
12-31-22	11.78	0.23	•	(0.69)	(0.46)	0.22	1.16	—	1.38	—	9.94	(3.22)	0.64	0.61	0.61	2.14	67,596	18
12-31-21	9.70	0.19	•	2.29	2.48	0.21	0.19	—	0.40	—	11.78	25.66	0.64	0.61	0.61	1.71	73,572	19
12-31-20	10.27	0.23		(0.20)	0.03	0.48	0.12	—	0.60	—	9.70	1.27	0.64	0.61	0.61	2.47	77,346	25
Class S
06-30-25+	10.69	0.10	•	0.55	0.65	—	—	—	—	—	11.34	6.08	0.91	0.88	0.88	1.89	139,110	15
12-31-24	10.23	0.18	•	0.99	1.17	0.19	0.52	—	0.71	—	10.69	11.45	0.89	0.86	0.86	1.66	138,782	21
12-31-23	10.12	0.20	•	0.71	0.91	0.19	0.61	—	0.80	—	10.23	9.33	0.89	0.86	0.86	1.98	137,827	16

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Equity Income Portfolio (continued)
Class S (continued)
12-31-22	11.96	0.21	•	(0.69)	(0.48)	0.20	1.16	—	1.36	—	10.12	(3.41)	0.89	0.86	0.86	1.88	141,080	18
12-31-21	9.85	0.17	•	2.31	2.48	0.18	0.19	—	0.37	—	11.96	25.27	0.89	0.86	0.86	1.47	158,847	19
12-31-20	10.31	0.22		(0.20)	0.02	0.36	0.12	—	0.48	—	9.85	0.95	0.89	0.86	0.86	2.22	141,486	25
Class S2
06-30-25+	10.27	0.09	•	0.52	0.61	—	—	—	—	—	10.88	5.94	1.06	1.03	1.03	1.74	75,139	15
12-31-24	9.84	0.16	•	0.95	1.11	0.16	0.52	—	0.68	—	10.27	11.34	1.04	1.01	1.01	1.51	75,731	21
12-31-23	9.76	0.18	•	0.68	0.86	0.17	0.61	—	0.78	—	9.84	9.12	1.04	1.01	1.01	1.83	75,390	16
12-31-22	11.59	0.18	•	(0.67)	(0.49)	0.18	1.16	—	1.34	—	9.76	(3.57)	1.04	1.01	1.01	1.73	76,937	18
12-31-21	9.55	0.14	•	2.26	2.40	0.17	0.19	—	0.36	—	11.59	25.15	1.04	1.01	1.01	1.32	88,637	19
12-31-20	10.07	0.20		(0.20)	0.00 *	0.40	0.12	—	0.52	—	9.55	0.85	1.04	1.01	1.01	2.07	80,591	25

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The seven series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® CBRE Global Real Estate Portfolio (“CBRE Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), and VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2025, the maximum amount of loss that Invesco Growth and Income would incur if its counterparties failed to perform would be $6,235 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2025. There was no cash collateral pledged by any counterparty at June 30, 2025 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2025 Invesco Growth and Income and T. Rowe Price Capital Appreciation had a liability position of $72,190 and $15,560,968, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of June 30, 2025, each Portfolio could have been required to pay these amounts in cash to its counterparties. There was no cash collateral pledged by any Portfolio as of June 30, 2025.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2025, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for Invesco Growth and Income for open forward foreign currency contracts at June 30, 2025. There were no open forward foreign currency contracts for CBRE Global Real Estate at June 30,2025.

	Buy	Sell
Invesco Growth and Income	$3,305,929	$7,632,038

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Portfolios did not enter into any futures contracts for the period ended June 30, 2025.

I. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2025, T. Rowe Price Capital Appreciation had written equity options with an average notional value of $298,021,779 to generate income. Please refer to the tables within the Portfolio of Investments for open written equity options at June 30, 2025. T. Rowe Price Capital Appreciation had pledged securities fair valued at $6,884,017 for open written call options and these are footnoted within the Portfolio of Investments.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2025.

K. Securities Lending. Each Portfolio may temporarily loan up to 33 1⁄3% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
CBRE Global Real Estate	$89,848,761	$117,829,425
Invesco Growth and Income	18,515,473	30,541,498
JPMorgan Emerging Markets Equity	49,895,708	72,126,821
Morgan Stanley Global Franchise	39,854,972	64,759,796
T. Rowe Price Capital Appreciation	2,404,057,663	2,774,947,024
T. Rowe Price Equity Income	44,873,670	116,498,713

U.S. government securities not included above were as follows:

	Purchases	Sales
T. Rowe Price Capital Appreciation	$1,407,706,135	$1,438,163,710

NOTE 4 — INVESTMENT MANAGEMENT FEES

CBRE Global Real Estate has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
CBRE Global Real Estate	0.90% on the first $250 million;
0.875% on the next $250 million;
0.80% on the amount in excess of $500 million

With the exception of CBRE Global Real Estate, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets	0.35% on the first $200 million;
0.30% on the next $300 million;
0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million;
0.90% on the next $250 million;
0.75% on the amount in excess of $500 million
Invesco Growth and Income	0.75% first $750 million;
T. Rowe Price Capital	0.70% on the next $1.25 billion;
Appreciation, and	0.65% on the next $1.5 billion;
T. Rowe Price Equity Income	0.60% on the amount in excess of $3.5 billion

The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolios, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser is contractually obligated to waive 0.026% and 0.030% of the Unified Fee for Morgan Stanley Global Franchise, and T. Rowe Price Equity Income,

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

Effective May 1, 2025, the Board approved the expiration of the Unified Fee waiver for Invesco Growth and Income. Prior to May 1, 2025, the Investment Adviser was contractually obligated to waive 0.030% of the Unified Fee for Invesco Growth and Income. Any fees waived or reimbursed were not eligible for recoupment.

The assets of Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income are aggregated with those of VY® CBRE Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to the respective Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
CBRE Global Real Estate	CBRE Investment Management Listed Real Assets LLC
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and Unified Fee, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero through May 1, 2026. There is no guarantee that the Portfolio will maintain such a yield. Unified Fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2025, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2025, Government Liquid Assets did not have any amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

ReliaStar Life Insurance Company	Invesco Growth and Income	14.24%

Voya Institutional Trust Company	Government Liquid Assets	69.92
	CBRE Global Real Estate	10.99
	Invesco Growth and Income	12.95
	JPMorgan Emerging Markets Equity	13.55

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

	Morgan Stanley Global Franchise	35.08
	T. Rowe Price Capital Appreciation	47.49
	T. Rowe Price Equity Income	46.14
Voya Retirement Insurance and	CBRE Global Real Estate	40.19
Annuity Company	Invesco Growth and Income	63.85
	JPMorgan Emerging Markets Equity	19.39
	T. Rowe Price Capital Appreciation	41.59
	T. Rowe Price Equity Income	50.76

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

CBRE Global Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by the Portfolio were $83,569.

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the period ended June 30, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the below Portfolio, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
CBRE Global Real Estate	1.50%	0.90%	1.15%	1.30%

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has lowered the expense limits to the levels listed below for JPMorgan Emerging Markets Equity. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2
JPMorgan Emerging Markets Equity	1.79%	1.19%	1.44%	1.59%

With the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2026	2027	2028	Total
CBRE Global Real Estate	$223,823	$104,573	$92,088	$420,484

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
CBRE Global Real Estate
Class ADV	$6,350	$11,343	$10,592	$28,285
Class I	59,038	120,668	115,915	295,621
Class S	37,735	66,108	61,080	164,923
Class S2	433	727	537	1,697

The Expense Limitation Agreement is contractual through May 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
CBRE Global Real Estate	4	$6,425,000	5.33%
JPMorgan Emerging Markets Equity	13	1,644,923	5.33
T. Rowe Price Equity Income	1	626,000	5.33

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2025	179,853,218	—	3,775,600	(96,894,108)	—	86,734,710	179,853,218	—	3,775,600	(96,894,108)	—	86,734,710
12/31/2024	30,035,323	—	3,921,362	(26,315,715)	—	7,640,970	30,035,323	—	3,921,362	(26,315,715)	—	7,640,970
Class S
6/30/2025	45,800,422	—	4,745,147	(57,374,494)	—	(6,828,925)	45,800,422	—	4,745,147	(57,374,494)	—	(6,828,925)
12/31/2024	71,007,378	—	12,451,264	(112,421,469)	—	(28,962,827)	71,007,378	—	12,451,264	(112,421,469)	—	(28,962,827)
Class S2
6/30/2025	136,569,481	—	15,371,438	(67,573,548)	—	84,367,371	136,569,481	—	15,371,438	(67,573,548)	—	84,367,371
12/31/2024	147,434,425	—	33,275,574	(104,549,939)	—	76,160,060	147,434,425	—	33,275,574	(104,549,939)	—	76,160,060
CBRE Global Real Estate
Class ADV
6/30/2025	27,936	—	—	(73,165)	—	(45,229)	273,193	—	—	(716,493)	—	(443,300)
12/31/2024	47,810	—	25,756	(171,262)	—	(97,696)	473,508	—	251,119	(1,691,808)	—	(967,181)
Class I
6/30/2025	350,959	—	—	(3,047,821)	—	(2,696,862)	3,524,775	—	—	(30,759,782)	—	(27,235,007)
12/31/2024	1,206,164	—	339,858	(1,652,964)	—	(106,942)	12,192,702	—	3,405,382	(16,862,091)	—	(1,264,007)
Class S
6/30/2025	60,796	—	—	(440,478)	—	(379,682)	621,935	—	—	(4,433,154)	—	(3,811,219)
12/31/2024	340,360	—	162,851	(1,107,087)	—	(603,876)	3,453,110	—	1,628,509	(11,335,192)	—	(6,253,573)
Class S2
6/30/2025	98	—	—	(2,180)	—	(2,082)	1,020	—	—	(22,230)	—	(21,210)
12/31/2024	9,069	—	1,824	(34,388)	—	(23,495)	90,471	—	18,458	(372,417)	—	(263,488)

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Invesco Growth and Income
Class ADV
6/30/2025	16,905	—	—	(80,039)	—	(63,134)	363,454	—	—	(1,714,999)	—	(1,351,545)
12/31/2024	27,408	—	84,956	(126,933)	—	(14,569)	615,296	—	1,761,980	(2,801,642)	—	(424,366)
Class I
6/30/2025	97,989	—	—	(214,352)	—	(116,363)	2,159,463	—	—	(4,687,133)	—	(2,527,670)
12/31/2024	157,001	—	289,982	(233,762)	—	213,221	3,517,247	—	6,092,532	(5,217,938)	—	4,391,841
Class S
6/30/2025	42,056	—	—	(279,775)	—	(237,719)	953,189	—	—	(6,383,744)	—	(5,430,555)
12/31/2024	195,870	—	1,593,684	(11,663,071)	—	(9,873,517)	4,534,578	—	34,200,462	(252,786,253)	—	(214,051,213)
Class S2
6/30/2025	4,321	—	—	(14,193)	—	(9,872)	96,068	—	—	(302,749)	—	(206,681)
12/31/2024	11,815	—	117,937	(969,806)	—	(840,054)	270,640	—	2,493,192	(20,510,886)	—	(17,747,054)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2025	76,833	—	—	(284,324)	—	(207,491)	895,930	—	—	(3,401,417)	—	(2,505,487)
12/31/2024	157,374	—	16,353	(518,912)	—	(345,185)	1,795,986	—	196,559	(5,973,176)	—	(3,980,631)
Class I
6/30/2025	261,641	—	—	(1,003,949)	—	(742,308)	3,694,367	—	—	(13,349,837)	—	(9,655,470)
12/31/2024	322,957	—	48,020	(715,185)	—	(344,208)	4,150,973	—	645,875	(9,148,251)	—	(4,351,403)
Class S
6/30/2025	159,583	—	—	(1,295,779)	—	(1,136,196)	2,139,177	—	—	(17,302,910)	—	(15,163,733)
12/31/2024	621,718	—	109,726	(3,102,906)	—	(2,371,462)	7,790,977	—	1,450,582	(39,318,234)	—	(30,076,675)
Class S2
6/30/2025	7,833	—	—	(35,763)	—	(27,930)	97,269	—	—	(463,481)	—	(366,212)
12/31/2024	15,816	—	2,342	(83,967)	—	(65,809)	193,281	—	30,232	(1,041,910)	—	(818,397)
Morgan Stanley Global Franchise
Class ADV
6/30/2025	52,633	—	—	(710,197)	—	(657,564)	747,090	—	—	(10,066,240)	—	(9,319,150)
12/31/2024	66,968	—	798,128	(1,471,568)	—	(606,472)	948,251	—	10,535,284	(20,815,688)	—	(9,332,153)
Class R6
6/30/2025	3,944	—	—	(3,756)	—	188	63,340	—	—	(60,104)	—	3,236
12/31/2024	7,421	—	9,993	(51,680)	—	(34,266)	119,584	—	149,091	(820,682)	—	(552,007)
Class S
6/30/2025	172,207	—	—	(1,058,257)	—	(886,050)	2,781,980	—	—	(17,045,796)	—	(14,263,816)
12/31/2024	188,170	—	1,119,019	(2,321,646)	—	(1,014,457)	3,004,967	—	16,796,477	(37,224,579)	—	(17,423,135)
Class S2
6/30/2025	8,726	—	—	(113,807)	—	(105,081)	139,674	—	—	(1,817,336)	—	(1,677,662)
12/31/2024	56,786	—	177,658	(298,504)	—	(64,060)	890,211	—	2,625,784	(4,729,088)	—	(1,213,093)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2025	818,058	—	—	(2,466,811)	—	(1,648,753)	21,961,566	—	—	(65,554,917)	—	(43,593,351)
12/31/2024	2,332,424	—	2,046,258	(2,990,602)	—	1,388,080	59,974,218	—	53,426,721	(76,851,431)	—	36,549,508
Class I
6/30/2025	1,697,123	—	—	(3,814,871)	—	(2,117,748)	48,431,657	—	—	(109,272,980)	—	(60,841,323)
12/31/2024	4,096,185	—	2,709,785	(5,288,795)	—	1,517,175	113,052,541	—	76,780,124	(146,178,169)	—	43,654,496
Class R6
6/30/2025	1,763,333	—	—	(1,649,272)	—	114,061	50,858,386	—	—	(47,152,987)	—	3,705,399
12/31/2024	4,077,690	—	1,001,908	(4,333,965)	—	745,633	114,106,935	—	28,410,634	(120,686,555)	—	21,831,014
Class S
6/30/2025	805,957	—	—	(3,280,181)	—	(2,474,224)	23,355,250	—	—	(94,044,904)	—	(70,689,654)
12/31/2024	1,205,285	—	3,735,021	(85,559,599)	—	(80,619,293)	33,359,596	—	105,205,665	(2,368,226,518)	—	(2,229,661,257)
Class S2
6/30/2025	31,314	—	—	(30,956)	—	358	877,780	—	—	(870,011)	—	7,769
12/31/2024	53,871	—	48,201	(1,754,902)	—	(1,652,830)	1,465,769	—	1,328,094	(47,715,997)	—	(44,922,134)
T. Rowe Price Equity Income
Class ADV
6/30/2025	98,542	—	—	(646,889)	—	(548,347)	1,023,370	—	—	(6,725,877)	—	(5,702,507)
12/31/2024	349,248	—	381,680	(809,377)	—	(78,449)	3,612,641	—	3,867,250	(8,282,716)	—	(802,825)
Class I
6/30/2025	63,942	—	—	(4,986,158)	—	(4,922,216)	690,662	—	—	(54,693,309)	—	(54,002,647)
12/31/2024	365,262	—	414,868	(806,210)	—	(26,080)	3,913,635	—	4,369,681	(8,610,248)	—	(326,932)
Class S
6/30/2025	123,179	—	—	(837,736)	—	(714,557)	1,356,668	—	—	(9,243,988)	—	(7,887,320)

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
T. Rowe Price Equity Income (continued)
Class S
12/31/2024	237,256	—	839,391	(1,567,917)	—	(491,270)	2,603,912	—	9,011,238	(17,070,250)	—	(5,455,100)
Class S2
6/30/2025	15,666	—	—	(486,954)	—	(471,288)	164,933	—	—	(5,115,314)	—	(4,950,381)
12/31/2024	58,644	—	481,557	(824,335)	—	(284,134)	606,690	—	4,961,261	(8,633,569)	—	(3,065,618)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred.

The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

CBRE Global Real Estate

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Financial Markets	$2,109,868	$(2,109,868)	$—
Citigroup Global Markets Limited	1,066,881	(1,066,881)	—
Goldman, Sachs & Co. LLC	1,174,512	(1,174,512)	—
HSBC Bank PLC	583,674	(583,674)	—
Scotia Capital (USA) INC	5,333	(5,333)	—
Total	$4,940,268	$(4,940,268)	$—

(1)	Cash collateral with a fair value of $5,200,959 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$26,664	$(26,664)	$—
BNP Paribas Securities Corp.	1,789,155	(1,789,155)	—
TD Prime Services LLC	2,376,061	(2,376,061)	—
Total	$4,191,880	$(4,191,880)	$—

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

(1)	Cash collateral with a fair value of $4,293,235 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$26,097,826	$(26,097,826)	$—
Citadel Clearing LLC	16,034,079	(16,034,079)	—
Citadel Securities LLC	963,234	(963,234)	—
Citigroup Global Markets Inc.	25,190,019	(25,190,019)	—
HSBC Bank PLC	631,998	(631,998)	—
J.P. Morgan Securities LLC	13,543,793	(13,543,793)	—
Mizuho Securities USA LLC.	2,923,237	(2,923,237)	—
Morgan Stanley & Co. LLC	19,622,647	(19,622,647)	—
National Bank Financial Inc	496,994	(496,994)	—
National Bank of Canada Financial Inc	73,118	(73,118)	—
National Financial Services LLC	27,572,376	(27,572,376)	—
Natixis Securities America LLC	17,887,468	(17,887,468)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$50,303,105	$(50,303,105)	$—
TD Prime Services LLC	367,070	(367,070)	—
Truist Securities INC	121,801	(121,801)	—
UBS AG	414,170	(414,170)	—
Wells Fargo Bank NA	23,238,608	(23,238,608)	—
Total	$225,481,543	$(225,481,543)	$—

(1)	Cash collateral with a fair value of $231,854,646 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,193,845	$(1,193,845)	$—
Nomura Securities International, Inc.	1,221,862	(1,221,862)	—
Total	$2,415,707	$(2,415,707)	$—

(1)	Cash collateral with a fair value of $2,495,662 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$49,648,200	$—	$45,000,362	$—
CBRE Global Real Estate	5,303,468	—	3,380,594	1,867,682
Invesco Growth and Income	5,850,178	38,697,988	6,909,981	25,760,808
JPMorgan Emerging Markets Equity	2,323,248	—	5,215,323	—
Morgan Stanley Global Franchise	1,367,795	28,738,841	1,277,279	25,548,938
T. Rowe Price Capital Appreciation	172,204,349	92,946,889	139,288,132	777,167,953
T. Rowe Price Equity Income	7,233,577	14,975,853	6,888,676	18,931,844

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024, were:

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Government Liquid Assets	$10,390	$—	$—	$—	—	$—	$10,390
CBRE Global Real Estate	4,065,268	—	13,359,452	(774,183)	Short-term	—	16,650,537
Invesco Growth and Income	4,952,636	26,883,060	28,647,814	—	—	—	60,483,510
JPMorgan Emerging Markets Equity	2,079,068	—	37,088,951	(11,571,109)	Short-term	(300,954)	25,935,835
				(1,360,121)	Long-term
				$(12,931,230)

Morgan Stanley Global Franchise	2,270,816	42,426,091	66,744,750	—	—	—	111,441,657
T. Rowe Price Capital Appreciation	212,833,513	780,410,651	559,921,956	—	—	—	1,553,166,120
T. Rowe Price Equity Income	760,059	30,086,952	71,593,194	—	—	—	102,440,205

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings,

inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolios’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolios paid dividends and distributions of:

		Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Government Liquid Assets
Class I	$-	$0.0001	$-	July 31, 2025	July 30, 2025
Class S	$-	$0.0001	$-	July 31, 2025	July 30, 2025
Class S2	$-	$0.0001	$-	July 31, 2025	July 30, 2025
Class I	$0.0035	$-	$-	August 1, 2025	Daily
Class S	$0.0033	$-	$-	August 1, 2025	Daily
Class S2	$0.0032	$-	$-	August 1, 2025	Daily

CBRE Global Real Estate
Class ADV	$0.2443	$-	$-	July 15, 2025	July 14, 2025
Class I	$0.3109	$-	$-	July 15, 2025	July 14, 2025
Class S	$0.2811	$-	$-	July 15, 2025	July 14, 2025
Class S2	$0.2514	$-	$-	July 15, 2025	July 14, 2025

Invesco Growth and Income
Class ADV	$0.6551	$0.0784	$4.1631	July 15, 2025	July 14, 2025
Class I	$0.8030	$0.0784	$4.1631	July 15, 2025	July 14, 2025
Class S	$0.6383	$0.0784	$4.1631	July 15, 2025	July 14, 2025
Class S2	$0.1157	$0.0784	$4.1631	July 15, 2025	July 14, 2025

JPMorgan Emerging Markets Equity
Class ADV	$0.0666	$-	$-	July 15, 2025	July 14, 2025
Class I	$0.1472	$-	$-	July 15, 2025	July 14, 2025
Class S	$0.1085	$-	$-	July 15, 2025	July 14, 2025
Class S2	$0.0866	$-	$-	July 15, 2025	July 14, 2025

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Morgan Stanley Global Franchise
Class ADV	$0.0027	$0.0954	$2.4404	July 15, 2025	July 14, 2025
Class R6	$0.1020	$0.0954	$2.4404	July 15, 2025	July 14, 2025
Class S	$0.0559	$0.0954	$2.4404	July 15, 2025	July 14, 2025
Class S2	$0.0338	$0.0954	$2.4404	July 15, 2025	July 14, 2025

T. Rowe Price Capital Appreciation
Class ADV	$0.1560	$0.7597	$3.3577	July 15, 2025	July 14, 2025
Class I	$0.1560	$0.7597	$3.3577	July 15, 2025	July 14, 2025
Class R6	$0.1560	$0.7597	$3.3577	July 15, 2025	July 14, 2025
Class S	$0.1560	$0.7597	$3.3577	July 15, 2025	July 14, 2025
Class S2	$0.1560	$0.7597	$3.3577	July 15, 2025	July 14, 2025

T. Rowe Price Equity Income
Class ADV	$0.0016	$0.0283	$1.1771	July 15, 2025	July 14, 2025
Class I	$0.0016	$0.0283	$1.1771	July 15, 2025	July 14, 2025
Class S	$0.0016	$0.0283	$1.1771	July 15, 2025	July 14, 2025
Class S2	$0.0016	$0.0283	$1.1771	July 15, 2025	July 14, 2025

Reorganization: On May 15, 2025, the Board approved a proposal to reorganize T. Rowe Price Equity Income (the “Merging Portfolio”) with and into Voya Large Cap Value Fund (the “Reorganization”), which is not included in this report. The proposed Reorganization is scheduled to be voted on by the shareholders of the Merging Portfolio at a shareholder meeting held on or about January 6, 2026. If the shareholder approval is obtained, the Reorganization will take place on or about close of business February 6, 2026.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

32

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Principal Amount†	.	Value	Percentage of Net Assets
U.S. TREASURY DEBT: 49.6%
24,500,000 (1)	United States Treasury Bill, 4.290%, 09/16/2025	$24,277,550	1.9
162,000,000 (1)	United States Treasury Bill, 4.300%, 09/11/2025	160,619,335	12.6
13,000,000 (1)	United States Treasury Bill, 4.310%, 10/21/2025	12,828,718	1.0
336,000,000 (1)	United States Treasury Bill, 4.320%, 08/07/2025	334,495,400	26.3
90,750,000 (1)	United States Treasury Bill, 4.400%, 08/26/2025	90,130,984	7.1
9,000,000 (2)	United States Treasury Floating Rate Notes, 4.406%, (USBMMY3M + 0.125%), 07/31/2025	8,999,952	0.7
		631,351,939	49.6

	Total U.S. Treasury Debt (Cost $631,351,939)	631,351,939	49.6

U.S. GOVERNMENT AGENCY DEBT: 17.8%
25,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.430%, (SOFRRATE + 0.040%), 04/10/2026	24,996,051	2.0
4,700,000 (2)	Federal Farm Credit Banks Funding Corp., 4.740%, (SOFRRATE + 0.350%), 11/25/2025	4,705,324	0.4
76,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.440%, (SOFRRATE + 0.050%), 01/28/2026	76,000,781	6.0
11,750,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.455%, (SOFRRATE + 0.065%), 09/05/2025	11,750,000	0.9
5,500,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 4.480%, (FEDL01 + 0.150%), 04/24/2026	5,503,688	0.4
11,400,000 (2)	Federal Home Loan Banks, 4.440%, (SOFRRATE + 0.050%), 08/21/2025	11,400,000	0.9
11,750,000 (2)	Federal Home Loan Banks, 4.455%, (SOFRRATE + 0.065%), 09/16/2025	11,750,000	0.9
1,500,000	Federal Home Loan Banks, 4.500%, 12/12/2025	1,501,192	0.1
6,000,000 (2)	Federal Home Loan Banks, 4.500%, (SOFRRATE + 0.110%), 04/10/2026	6,002,233	0.5
19,000,000 (2)	Federal Home Loan Banks 0001, 4.550%, (SOFRRATE + 0.160%), 10/20/2025	19,004,969	1.5
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
47,000,000 (2)	Federal Home Loan Banks 0002, 4.395%, (SOFRRATE + 0.005%), 07/11/2025	$46,999,979	3.7
6,900,000	Federal Home Loan Mortgage Corp., 0.465%, 09/30/2025	6,835,629	0.5
		226,449,846	17.8
	Total U.S. Government Agency Debt (Cost $226,449,846)	226,449,846	17.8

U.S. TREASURY REPURCHASE AGREEMENTS: 24.4%
311,203,000	Deutsche Bank, Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 $311,240,863 to be received upon repurchase (Collateralized by $356,413,500, various U.S. Treasury Bonds, 1.125-5.375%, Market Value plus accrued interest $317,427,091 due 02/15/2031-8/15/2052)	311,203,000	24.4
	Total U.S. Treasury Repurchase Agreements (Cost $311,203,000)	311,203,000	24.4

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 6.0%
	Mutual Funds: 6.0%
18,392,000	BlackRock Liquidity Funds, FedFund - Institutional Class, 4.220%, 04/01/2022	18,392,000	1.4
58,100,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230%, 01/02/2024	58,100,000	4.6
		76,492,000	6.0
	Total Mutual Funds (Cost $76,492,000)	76,492,000	6.0

	Total Investments in Securities (Cost $1,245,496,785)	$1,245,496,785	97.8

	Assets in Excess of Other Liabilities	28,292,513	2.2

	Net Assets	$1,273,789,298	100.0

See Accompanying Notes to Financial Statements

33

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

34

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Mutual Funds	$76,492,000	$—	$—	$76,492,000
U.S. Government Agency Debt	—	226,449,846	—	226,449,846
U.S. Treasury Debt	—	631,351,939	—	631,351,939
U.S. Treasury Repurchase Agreements	—	311,203,000	—	311,203,000
Total Investments, at fair value	$76,492,000	$1,169,004,785	$—	$1,245,496,785

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2025:

	U.S. Treasury	Fair Value of
	Repurchase	Non-Cash Collateral
	Agreements,	Received Including
Counterparty	at fair value	Accrued Interest(1)	Net Amount
Deutsche Bank	$311,203,000	$(311,203,000)	$—
Totals	$311,203,000	$(311,203,000)	$—

(1)	Collateral with a fair value of $317,427,091 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At June 30, 2025, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

35

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Australia: 5.9%
114,693	Charter Hall Group	$1,453,403	1.0
170,865	Goodman Group	3,852,088	2.7
531,530	Mirvac Group	771,228	0.6
383,682	Scentre Group	901,160	0.6
419,688	Stockland	1,483,229	1.0
		8,461,108	5.9
	Belgium: 1.0%
6,465	Montea NV	496,941	0.3
9,256	Shurgard Self Storage Ltd.	404,363	0.3
22,513	Warehouses De Pauw CVA	551,507	0.4
		1,452,811	1.0
	Canada: 1.6%
15,203	Boardwalk Real Estate Investment Trust	781,390	0.5
88,956 (1)	H&R Real Estate Investment Trust	697,669	0.5
34,378 (1)	Killam Apartment Real Estate Investment Trust	495,063	0.3
32,756	Primaris Real Estate Investment Trust	354,080	0.3
		2,328,202	1.6
	France: 4.2%
27,523	Carmila SA	541,313	0.4
55,551 (1)	Klepierre SA	2,196,454	1.5
44,589	Mercialys SA	560,388	0.4
28,745	Unibail-Rodamco-Westfield	2,763,196	1.9
		6,061,351	4.2
	Germany: 1.8%
35,113 (2)	Grand City Properties SA	460,094	0.3
44,004	TAG Immobilien AG	784,734	0.6
37,578	Vonovia SE	1,332,271	0.9
		2,577,099	1.8
	Hong Kong: 3.4%
206,287	Henderson Land Development Co. Ltd.	724,479	0.5
139,200	Hongkong Land Holdings Ltd.	803,184	0.6
236,647	Link REIT	1,267,598	0.9
66,269	Sun Hung Kai Properties Ltd.	763,621	0.5
372,253	Swire Properties Ltd.	930,495	0.6
160,445	Wharf Real Estate Investment Co. Ltd.	455,438	0.3
		4,944,815	3.4
	Japan: 9.3%
553	AEON REIT Investment Corp.	486,895	0.3
304	Daiwa Office Investment Corp.	674,678	0.5
829 (1)	Frontier Real Estate Investment Corp.	472,831	0.3
2,244 (1)	Invincible Investment Corp.	966,333	0.7
1,594	Japan Hotel REIT Investment Corp.	842,397	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,283	Japan Metropolitan Fund Invest	$1,618,115	1.1
587	LaSalle Logiport REIT	567,349	0.4
292,200	Mitsui Fudosan Co. Ltd.	2,828,812	2.0
2,505	Nippon Prologis REIT, Inc.	1,384,751	1.0
702	Orix JREIT, Inc.	915,791	0.6
39,700	Sumitomo Realty & Development Co. Ltd.	1,533,189	1.1
150,355	Tokyu Fudosan Holdings Corp.	1,074,471	0.7
		13,365,612	9.3
	Netherlands: 0.7%
25,995 (3)	CTP NV	547,655	0.4
12,466	Eurocommercial Properties NV	394,237	0.3
		941,892	0.7
	Singapore: 3.2%
882,317	CapitaLand Ascendas REIT	1,861,826	1.3
894,200	CapitaLand Integrated Commercial Trust	1,526,913	1.1
655,100	Keppel DC REIT	1,200,844	0.8
		4,589,583	3.2
	Sweden: 0.4%
44,851 (1)	Castellum AB	590,246	0.4

	Switzerland: 0.6%
4,861	PSP Swiss Property AG, Reg	897,411	0.6

	United Kingdom: 4.6%
58,839	Big Yellow Group PLC	817,953	0.6
152,058	Land Securities Group PLC	1,320,744	0.9
615,576	LondonMetric Property PLC	1,718,928	1.2
430,935	NewRiver REIT PLC	436,542	0.3
628,238	Tritax Big Box REIT PLC	1,279,185	0.9
84,083	UNITE Group PLC	979,963	0.7
		6,553,315	4.6
	United States: 62.3%
3,227	American Tower Corp.	713,231	0.5
6,850	AvalonBay Communities, Inc.	1,393,975	1.0
84,718	Brixmor Property Group, Inc.	2,206,057	1.5
30,395	COPT Defense Properties	838,294	0.6
58,622	Cousins Properties, Inc.	1,760,419	1.2
23,715	Digital Realty Trust, Inc.	4,134,236	2.9
11,922	EastGroup Properties, Inc.	1,992,405	1.4
50,295	Elme Communities	799,690	0.6
8,814	Equinix, Inc.	7,011,273	4.9
39,174	Essential Properties Realty Trust, Inc.	1,250,042	0.9
28,810	Extra Space Storage, Inc.	4,247,746	2.9
44,316	First Industrial Realty Trust, Inc.	2,132,929	1.5
See Accompanying Notes to Financial Statements

36

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
17,290	Getty Realty Corp.	$477,896	0.3
5,136	Hilton Worldwide Holdings, Inc.	1,367,922	0.9
69,375	Independence Realty Trust, Inc.	1,227,244	0.9
94,171	Invitation Homes, Inc.	3,088,809	2.1
31,177	Iron Mountain, Inc.	3,197,825	2.2
14,391	Mid-America Apartment Communities, Inc.	2,130,012	1.5
26,275	Prologis, Inc.	2,762,028	1.9
14,069	Public Storage	4,128,126	2.9
115,937	Realty Income Corp.	6,679,131	4.6
44,360	Regency Centers Corp.	3,159,763	2.2
46,853	Simon Property Group, Inc.	7,532,088	5.2
62,674	STAG Industrial, Inc.	2,273,813	1.6
78,177	Sunstone Hotel Investors, Inc.	678,576	0.5
61,983	UDR, Inc.	2,530,766	1.8
41,007	Urban Edge Properties	765,191	0.5
48,646	Ventas, Inc.	3,071,995	2.1
128,584	VICI Properties, Inc.	4,191,838	2.9
46,128	Vornado Realty Trust	1,763,935	1.2
66,298	Welltower, Inc.	10,191,991	7.1
		89,699,246	62.3
	Total Common Stock (Cost $120,034,822)	142,462,691	99.0

	Total Long-Term Investments (Cost $120,034,822)	142,462,691	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Repurchase Agreements: 3.3%
1,242,940 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,243,089, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,267,799, due 06/01/30-02/01/57)	1,242,940	0.9
Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,094,286 (4)	CF Secured LLC, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,094,418, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,116,423, due 05/23/28-12/01/63)	$1,094,286	0.7
1,242,940 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,243,089, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,267,799, due 08/15/34-06/01/55)	1,242,940	0.9
1,180,793 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,180,938, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,200,859, due 07/15/26-02/15/54)	1,180,793	0.8

	Total Repurchase Agreements (Cost $4,760,959)	4,760,959	3.3

	Time Deposits: 0.3%
110,000 (4)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	110,000	0.1
110,000 (4)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	110,000	0.1
110,000 (4)	Mizuho Bank Ltd., 4.330%, 07/01/2025	110,000	0.1
110,000 (4)	Royal Bank of Canada, 4.330%, 07/01/2025	110,000	0.0

	Total Time Deposits (Cost $440,000)	440,000	0.3

See Accompanying Notes to Financial Statements

37

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
296,164 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $296,164)	$296,164	0.2

	Total Short-Term Investments (Cost $5,497,123)	$5,497,123	3.8

	Total Investments in Securities (Cost $125,531,945)	$147,959,814	102.8

	Liabilities in Excess of Other Assets	(4,098,050)	(2.8)

	Net Assets	$143,861,764	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Security, or a portion of the security, is on loan.

(2)	Non-income producing security.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of June 30, 2025.

REIT Diversification	Percentage of Net Assets
Retail REITs	23.9%
Industrial REITs	14.5
Specialized REITs	14.1
Health Care REITs	9.2
Multi-Family Residential REITs	6.7
Real Estate Operating Companies	5.0
Diversified REITs	4.9
Diversified Real Estate Activities	4.3
Office REITs	4.2
Self-Storage REITs	3.4
Residential REITs	2.6
Other Specialized REITs	2.2
Hotel & Resort REITs	1.7
Hotels, Resorts & Cruise Lines	1.0
Data Center REITs	0.8
Real Estate Development	0.5
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

38

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$8,461,108	$—	$8,461,108
Belgium	—	1,452,811	—	1,452,811
Canada	2,328,202	—	—	2,328,202
France	—	6,061,351	—	6,061,351
Germany	—	2,577,099	—	2,577,099
Hong Kong	803,184	4,141,631	—	4,944,815
Japan	—	13,365,612	—	13,365,612
Netherlands	—	941,892	—	941,892
Singapore	—	4,589,583	—	4,589,583
Sweden	—	590,246	—	590,246
Switzerland	—	897,411	—	897,411
United Kingdom	436,542	6,116,773	—	6,553,315
United States	89,699,246	—	—	89,699,246
Total Common Stock	93,267,174	49,195,517	—	142,462,691
Short-Term Investments	296,164	5,200,959	—	5,497,123
Total Investments, at fair value	$93,563,338	$54,396,476	$—	$147,959,814

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$6,391
Total	$6,391

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$140
Total	$140

See Accompanying Notes to Financial Statements

39

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $130,529,682.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$21,785,601
Gross Unrealized Depreciation	(4,302,774)
Net Unrealized Appreciation	$17,482,827

See Accompanying Notes to Financial Statements

40

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.8%
	Communication Services: 5.3%
11,307	Alphabet, Inc. - Class A	$1,992,633	1.3
1,960	Meta Platforms, Inc. - Class A	1,446,656	0.9
6,768	T-Mobile US, Inc.	1,612,544	1.1
24,632	Walt Disney Co.	3,054,614	2.0
		8,106,447	5.3
	Consumer Discretionary: 5.7%
18,012 (1)	Amazon.com, Inc.	3,951,653	2.6
23,125	General Motors Co.	1,137,981	0.7
26,112	NIKE, Inc. - Class B	1,854,996	1.2
20,406	Starbucks Corp.	1,869,802	1.2
		8,814,432	5.7
	Consumer Staples: 6.8%
18,423	Philip Morris International, Inc.	3,355,381	2.2
11,166	Procter & Gamble Co.	1,778,967	1.2
36,047	Sysco Corp.	2,730,200	1.8
32,905 (1)	US Foods Holding Corp.	2,534,014	1.6
		10,398,562	6.8
	Energy: 7.4%
15,590	Chevron Corp.	2,232,332	1.5
25,069	ConocoPhillips	2,249,692	1.5
23,871	EQT Corp.	1,392,157	0.9
20,647	Exxon Mobil Corp.	2,225,747	1.4
57,755	Shell PLC	2,015,040	1.3
34,592	Suncor Energy, Inc.	1,295,787	0.8
		11,410,755	7.4
	Financials: 21.4%
5,999	Allstate Corp.	1,207,659	0.8
23,309	American International Group, Inc.	1,995,017	1.3
108,793	Bank of America Corp.	5,148,085	3.4
33,655	Charles Schwab Corp.	3,070,682	2.0
55,650	Citizens Financial Group, Inc.	2,490,337	1.6
25,320	Fidelity National Information Services, Inc.	2,061,301	1.3
13,220 (1)	Fiserv, Inc.	2,279,260	1.5
3,004	Goldman Sachs Group, Inc.	2,126,081	1.4
15,431	KKR & Co., Inc.	2,052,786	1.3
11,407	PNC Financial Services Group, Inc.	2,126,493	1.4
68,151	Wells Fargo & Co.	5,460,258	3.6
9,111	Willis Towers Watson PLC	2,792,522	1.8
		32,810,481	21.4
	Health Care: 12.7%
32,575	Bristol-Myers Squibb Co.	1,507,897	1.0
28,029 (1)	Centene Corp.	1,521,414	1.0
32,371	CVS Health Corp.	2,232,952	1.5
2,740	Elevance Health, Inc.	1,065,750	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,433	GE HealthCare Technologies, Inc.	$920,912	0.6
3,965	Humana, Inc.	969,363	0.6
19,627	Johnson & Johnson	2,998,024	2.0
30,569	Medtronic PLC	2,664,700	1.7
14,323	Merck & Co., Inc.	1,133,809	0.7
39,487	Pfizer, Inc.	957,165	0.6
20,597	Sanofi	1,994,078	1.3
5,059	UnitedHealth Group, Inc.	1,578,256	1.0
		19,544,320	12.7
	Industrials: 13.3%
17,696	Emerson Electric Co.	2,359,408	1.5
7,258	FedEx Corp.	1,649,816	1.1
9,264	Ferguson Enterprises, Inc.	2,017,236	1.3
32,997	Fortive Corp.	1,720,134	1.1
27,081	Johnson Controls International PLC	2,860,295	1.9
7,143	Norfolk Southern Corp.	1,828,394	1.2
4,611	Parker-Hannifin Corp.	3,220,645	2.1
14,929	Raytheon Technologies Corp.	2,179,932	1.4
15,249	Textron, Inc.	1,224,342	0.8
10,880	Vertiv Holdings Co. - Class A	1,397,101	0.9
		20,457,303	13.3
	Information Technology: 16.0%
31,373	Cisco Systems, Inc.	2,176,659	1.4
21,160	Cognizant Technology Solutions Corp. - Class A	1,651,115	1.1
19,078 (1)	Coherent Corp.	1,701,948	1.1
17,330	Lam Research Corp.	1,686,902	1.1
49,994	Microchip Technology, Inc.	3,518,078	2.3
7,914	Microsoft Corp.	3,936,503	2.6
13,114	NVIDIA Corp.	2,071,881	1.4
7,759	NXP Semiconductors NV	1,695,264	1.1
9,833	Oracle Corp.	2,149,789	1.4
15,932 (1)	Ralliant Corp.	772,542	0.5
6,400	Salesforce, Inc.	1,745,216	1.1
4,549 (1)	Zebra Technologies Corp. - Class A	1,402,730	0.9
		24,508,627	16.0
	Materials: 2.5%
22,070	Corteva, Inc.	1,644,877	1.1
15,644	DuPont de Nemours, Inc.	1,073,022	0.7
9,609	PPG Industries, Inc.	1,093,024	0.7
		3,810,923	2.5
	Real Estate: 1.5%
16,587 (1)	CBRE Group, Inc. - Class A	2,324,170	1.5

See Accompanying Notes to Financial Statements

41

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.2%
13,908	American Electric Power Co., Inc.	$1,443,094	0.9
28,632	FirstEnergy Corp.	1,152,724	0.8
68,194	PPL Corp.	2,311,095	1.5
		4,906,913	3.2
	Total Common Stock (Cost $115,629,184)	147,092,933	95.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Mutual Funds: 4.1%
6,287,136 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $6,287,136)	$6,287,136	4.1

	Total Short-Term Investments (Cost $6,287,136)	6,287,136	4.1

	Total Investments in Securities (Cost $121,916,320)	$153,380,069	99.9

	Assets in Excess of Other Liabilities	161,740	0.1

	Net Assets	$153,541,809	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

42

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$8,106,447	$—	$—	$8,106,447
Consumer Discretionary	8,814,432	—	—	8,814,432
Consumer Staples	10,398,562	—	—	10,398,562
Energy	9,395,715	2,015,040	—	11,410,755
Financials	32,810,481	—	—	32,810,481
Health Care	17,550,242	1,994,078	—	19,544,320
Industrials	20,457,303	—	—	20,457,303
Information Technology	24,508,627	—	—	24,508,627
Materials	3,810,923	—	—	3,810,923
Real Estate	2,324,170	—	—	2,324,170
Utilities	4,906,913	—	—	4,906,913
Total Common Stock	143,083,815	4,009,118	—	147,092,933
Short-Term Investments	6,287,136	—	—	6,287,136
Total Investments, at fair value	$149,370,951	$4,009,118	$—	$153,380,069
Other Financial Instruments+
Forward Foreign Currency Contracts	—	6,235	—	6,235
Total Assets	$149,370,951	$4,015,353	$—	$153,386,304
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(72,190)	$—	$(72,190)
Total Liabilities	$—	$(72,190)	$—	$(72,190)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	68,743	USD	78,850	State Street Bank and Trust Co.	07/09/25	$2,168
EUR	24,871	USD	28,355	State Street Bank and Trust Co.	07/09/25	957
EUR	28,733	USD	33,005	State Street Bank and Trust Co.	07/09/25	858
EUR	26,725	USD	30,829	State Street Bank and Trust Co.	07/09/25	668
EUR	26,261	USD	30,455	State Street Bank and Trust Co.	07/09/25	495
CAD	55,780	USD	40,676	State Street Bank and Trust Co.	07/09/25	302
GBP	49,164	USD	67,202	State Street Bank and Trust Co.	07/09/25	286
USD	49,389	CAD	66,936	State Street Bank and Trust Co.	07/09/25	215
CAD	24,907	USD	18,159	State Street Bank and Trust Co.	07/09/25	138
CAD	20,754	USD	15,153	State Street Bank and Trust Co.	07/09/25	94
USD	31,311	CAD	42,548	State Street Bank and Trust Co.	07/09/25	54
USD	23,566	CAD	32,171	State Street Bank and Trust Co.	07/09/25	(68)
USD	22,359	CAD	30,613	State Street Bank and Trust Co.	07/09/25	(130)
USD	20,895	GBP	15,377	State Street Bank and Trust Co.	07/09/25	(212)
USD	41,103	GBP	30,321	State Street Bank and Trust Co.	07/09/25	(519)
USD	21,426	EUR	18,692	State Street Bank and Trust Co.	07/09/25	(604)
USD	22,818	EUR	19,928	State Street Bank and Trust Co.	07/09/25	(669)

See Accompanying Notes to Financial Statements

43

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	50,150	GBP	37,036	State Street Bank and Trust Co.	07/09/25	$(689)
USD	39,053	GBP	29,022	State Street Bank and Trust Co.	07/09/25	(786)
USD	1,431,945	GBP	1,056,917	State Street Bank and Trust Co.	07/09/25	(18,879)
USD	929,891	CAD	1,272,035	The Bank of New York Mellon	07/09/25	(4,597)
USD	1,629,369	EUR	1,420,729	The Bank of New York Mellon	07/09/25	(45,037)
						$(65,955)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,235
Total Asset Derivatives		$6,235
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$72,190
Total Liability Derivatives		$72,190

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$249,211
Total	$249,211

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(141,983)
Total	$(141,983)

See Accompanying Notes to Financial Statements

44

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Total
Assets:
Forward foreign currency contracts	$6,235	$—	$6,235
Total Assets	$6,235	$—	$6,235
Liabilities:
Forward foreign currency contracts	$22,556	$49,634	$72,190
Total Liabilities	$22,556	$49,634	$72,190
Net OTC derivative instruments by counterparty, at fair value	$(16,321)	$(49,634)	$(65,955)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(16,321)	$(49,634)	$(65,955)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $122,491,983.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$34,995,615
Gross Unrealized Depreciation	(4,137,012)
Net Unrealized Appreciation	$30,858,603

See Accompanying Notes to Financial Statements

45

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Argentina: 1.5%
49,753 (1)(2)	Vista Energy SAB de CV, ADR	$2,378,691	0.9
55,031 (1)(2)	YPF SA, ADR	1,730,725	0.6
		4,109,416	1.5
	Brazil: 11.4%
233,709	Banco BTG Pactual SA	1,817,416	0.7
147,016	Banco do Brasil SA	599,905	0.2
48,450	Embraer SA, ADR	2,757,290	1.0
474,889	Itau Unibanco Holding SA, ADR	3,224,496	1.2
3,692 (2)	MercadoLibre, Inc.	9,649,522	3.5
425,041 (2)	NU Holdings Ltd./Cayman Islands - Class A	5,831,563	2.1
280,953	Petroleo Brasileiro SA, ADR	3,242,198	1.2
350,227	Telefonica Brasil SA	1,997,669	0.7
283,654	WEG SA	2,231,391	0.8
		31,351,450	11.4
	China: 23.1%
56,386 (2)	Advanced Micro-Fabrication Equipment, Inc. China - Class A	1,435,954	0.5
45,920	Alibaba Group Holding Ltd., ADR	5,207,787	1.9
54,100	BYD Co. Ltd. - Class A	2,507,726	0.9
88,600	Contemporary Amperex Technology Co. Ltd. - Class A	3,123,358	1.1
327,291	Full Truck Alliance Co. Ltd., ADR	3,865,307	1.4
332,569	Fuyao Glass Industry Group Co. Ltd. - Class A	2,645,507	1.0
67,170	H World Group Ltd., ADR	2,278,406	0.8
89,007	KE Holdings, Inc., ADR	1,578,984	0.6
230,200 (2)(3)	Meituan - Class B	3,703,007	1.4
444,200	Midea Group Co. Ltd. - Class A	4,477,523	1.6
221,068	Montage Technology Co. Ltd. - Class A	2,531,824	0.9
50,121	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	1,573,074	0.6
261,600	Tencent Holdings Ltd.	16,856,357	6.1
206,630	Tencent Music Entertainment Group, ADR	4,027,219	1.5
60,799	Trip.com Group Ltd., ADR	3,565,253	1.3
90,418	Yum China Holdings, Inc.	4,042,589	1.5
		63,419,875	23.1
	Greece: 0.7%
148,023	National Bank of Greece SA	1,887,410	0.7

	Hong Kong: 2.6%
480,400	AIA Group Ltd.	4,351,676	1.6
252,500	Techtronic Industries Co. Ltd.	2,786,080	1.0
		7,137,756	2.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India: 14.6%
15,894	Apollo Hospitals Enterprise Ltd.	$1,342,682	0.5
485,174	Bharat Electronics Ltd.	2,386,057	0.9
116,318	Bharti Airtel Ltd.	2,726,967	1.0
606,760	Coforge Ltd.	6,626,641	2.4
140,618	Dr Reddy’s Laboratories Ltd.	2,106,649	0.7
36,945 (3)	HDFC Asset Management Co. Ltd.	2,237,595	0.8
135,362	HDFC Bank Ltd.	3,160,089	1.1
22,167	Hindustan Aeronautics Ltd.	1,259,153	0.4
162,621	ICICI Bank Ltd.	2,748,253	1.0
18,486	Kotak Mahindra Bank Ltd.	466,384	0.2
32,793 (2)	MakeMyTrip Ltd.	3,214,370	1.2
109,325	Max Healthcare Institute Ltd.	1,626,617	0.6
628,329	NTPC Ltd.	2,453,583	0.9
495,175	Shriram Finance Ltd.	4,083,267	1.5
238,982	Tata Motors Ltd.	1,917,237	0.7
13,674	UltraTech Cement Ltd.	1,928,720	0.7
		40,284,264	14.6
	Indonesia: 1.2%
5,969,500	Bank Central Asia Tbk PT	3,190,982	1.2

	Mexico: 3.1%
17,631	Fomento Economico Mexicano SAB de CV - Foreign, ADR	1,815,640	0.7
551,527	Grupo Financiero Banorte SAB de CV - Class O	5,061,016	1.8
292,679	Grupo Mexico SAB de CV	1,766,415	0.6
		8,643,071	3.1
	Panama: 1.0%
24,982	Copa Holdings SA - Class A	2,747,271	1.0

	Portugal: 1.2%
128,790	Jeronimo Martins SGPS SA	3,260,700	1.2

	Saudi Arabia: 0.7%
71,714	Al Rajhi Bank	1,808,832	0.7

	Singapore: 2.1%
564,268 (2)	Grab Holdings Ltd. - Class A	2,838,268	1.0
19,126 (2)	Sea Ltd., ADR	3,059,012	1.1
		5,897,280	2.1
	South Africa: 2.1%
108,821	Bid Corp. Ltd.	2,873,188	1.0
14,723	Capitec Bank Holdings Ltd.	2,943,803	1.1
		5,816,991	2.1
	South Korea: 9.6%
11,269	Hanwha Aerospace Co. Ltd.	7,071,605	2.6
14,457 (2)	Hanwha Industrial Solutions Co. Ltd./ New	536,123	0.2
28,518	Kia Corp.	2,040,589	0.7

See Accompanying Notes to Financial Statements

46

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
79,180	Samsung Electronics Co. Ltd.	$3,501,468	1.3
62,030	SK Hynix, Inc.	13,366,324	4.8
		26,516,109	9.6
	Spain: 2.2%
394,708	Banco Bilbao Vizcaya Argentaria SA	6,077,837	2.2

	Taiwan: 16.8%
343,000	ASE Technology Holding Co. Ltd.	1,720,756	0.6
221,000	Delta Electronics, Inc.	3,127,360	1.1
73,000	MediaTek, Inc.	3,127,952	1.2
923,223	Taiwan Semiconductor Manufacturing Co. Ltd.	33,761,669	12.3
51,000	Wiwynn Corp.	4,428,582	1.6
		46,166,319	16.8
	Turkey: 3.7%
1,237,136	Aselsan Elektronik Sanayi Ve Ticaret AS	4,684,891	1.7
218,618	BIM Birlesik Magazalar AS	2,716,408	1.0
500,337	Turkiye Garanti Bankasi AS	1,697,968	0.6
1,327,651 (2)	Yapi ve Kredi Bankasi AS	1,057,453	0.4
		10,156,720	3.7
	United States: 1.9%
44,015 (2)	ExlService Holdings, Inc.	1,927,417	0.7
13,003 (2)	Globant SA	1,181,193	0.4
2,814	Monolithic Power Systems, Inc.	2,058,103	0.8
		5,166,713	1.9
	Total Common Stock (Cost $199,314,568)	273,638,996	99.5

RIGHTS: 0.0%
	South Korea: 0.0%
815 (2)	Hanwha Aerospace Co. Ltd.	99,079	0.0

	Total Rights (Cost $–)	99,079	0.0

	Total Long-Term Investments (Cost $199,314,568)	273,738,075	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 1.6%
1,025,994 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,026,117, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,046,514, due 06/01/30-02/01/57)	$1,025,994	0.4
1,025,994 (4)	CF Secured LLC, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,026,117, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,046,749, due 05/23/28-12/01/63)	1,025,994	0.4
1,025,994 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,026,117, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,046,514, due 08/15/34-06/01/55)	1,025,994	0.4
215,253 (4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $215,279, collateralized by various U.S. Government Securities, 1.875%-4.250%, Market Value plus accrued interest $219,558, due 11/15/40-02/15/51)	215,253	0.1

See Accompanying Notes to Financial Statements

47

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	$1,000,000	0.3

	Total Repurchase Agreements (Cost $4,293,235)	4,293,235	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,264,821 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $1,264,821)	$1,264,821	0.4

	Total Short-Term Investments (Cost $5,558,056)	5,558,056	2.0

	Total Investments in Securities (Cost $204,872,624)	$279,296,131	101.5

	Liabilities in Excess of Other Assets	(4,211,901)	(1.5)

	Net Assets	$275,084,230	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Security, or a portion of the security, is on loan.

(2)	Non-income producing security.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of June 30, 2025.
Sector Diversification	Percentage of Net Assets
Information Technology	25.5%
Financials	21.4
Consumer Discretionary	16.5
Industrials	13.9
Communication Services	10.4
Consumer Staples	3.9
Energy	2.7
Health Care	2.4
Materials	1.3
Utilities	0.9
Real Estate	0.6
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

48

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Argentina	$4,109,416	$—	$—	$4,109,416
Brazil	31,351,450	—	—	31,351,450
China	24,565,545	38,854,330	—	63,419,875
Greece	—	1,887,410	—	1,887,410
Hong Kong	—	7,137,756	—	7,137,756
India	4,840,987	35,443,277	—	40,284,264
Indonesia	—	3,190,982	—	3,190,982
Mexico	8,643,071	—	—	8,643,071
Panama	2,747,271	—	—	2,747,271
Portugal	—	3,260,700	—	3,260,700
Saudi Arabia	—	1,808,832	—	1,808,832
Singapore	5,897,280	—	—	5,897,280
South Africa	2,873,188	2,943,803	—	5,816,991
South Korea	—	26,516,109	—	26,516,109
Spain	—	6,077,837	—	6,077,837
Taiwan	—	46,166,319	—	46,166,319
Turkey	2,716,408	7,440,312	—	10,156,720
United States	5,166,713	—	—	5,166,713
Total Common Stock	92,911,329	180,727,667	—	273,638,996
Rights	—	99,079	—	99,079
Short-Term Investments	1,264,821	4,293,235	—	5,558,056
Total Investments, at fair value	$94,176,150	$185,119,981	$—	$279,296,131

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $208,229,523.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$80,579,415
Gross Unrealized Depreciation	(8,422,627)
Net Unrealized Appreciation	$72,156,788

See Accompanying Notes to Financial Statements

49

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	France: 6.2%
30,504	L’Oreal SA	$13,066,534	4.7
8,265	LVMH Moet Hennessy Louis Vuitton SE	4,325,748	1.5
		17,392,282	6.2
	Germany: 7.9%
72,003	SAP SE	22,017,103	7.9

	Ireland: 3.5%
32,308	Accenture PLC - Class A	9,656,538	3.5

	United Kingdom: 3.5%
37,746	RELX PLC - EUR	2,039,750	0.7
144,113	RELX PLC - GBP	7,810,567	2.8
		9,850,317	3.5
	United States: 77.1%
46,226	Abbott Laboratories	6,287,198	2.2
56,949	Alphabet, Inc. - Class A	10,036,122	3.6
32,695	Aon PLC - Class A	11,664,268	4.2
25,780	Arthur J Gallagher & Co.	8,252,694	3.0
24,755	Automatic Data Processing, Inc.	7,634,442	2.7
1,068 (1)	AutoZone, Inc.	3,964,662	1.4
1,746	Booking Holdings, Inc.	10,108,013	3.6
17,702	Broadridge Financial Solutions, Inc.	4,302,117	1.5
19,575	CDW Corp.	3,495,899	1.2
24,376	CME Group, Inc.	6,718,513	2.4
145,464	Coca-Cola Co.	10,291,578	3.7
12,074	Equifax, Inc.	3,131,633	1.1
84,205	Experian PLC	4,342,124	1.6
8,896	FactSet Research Systems, Inc.	3,979,003	1.4
1,618,379	Haleon PLC	8,317,847	3.0
47,112	Intercontinental Exchange, Inc.	8,643,639	3.1
18,230	Jack Henry & Associates, Inc.	3,284,499	1.2
53,484	Microsoft Corp.	26,603,477	9.5
18,230	Oracle Corp.	3,985,625	1.4
58,316	Otis Worldwide Corp.	5,774,450	2.1
21,956	Philip Morris International, Inc.	3,998,846	1.4
51,671	Procter & Gamble Co.	8,232,224	2.9
15,293	Roper Technologies, Inc.	8,668,684	3.1
15,641	S&P Global, Inc.	8,247,343	3.0
16,222	STERIS PLC	3,896,849	1.4
17,583	Thermo Fisher Scientific, Inc.	7,129,203	2.6
50,107	Visa, Inc. - Class A	17,790,490	6.4
42,852	Zoetis, Inc.	6,682,769	2.4
		215,464,211	77.1
	Total Common Stock (Cost $191,924,105)	274,380,451	98.2

	Total Long-Term Investments (Cost $191,924,105)	274,380,451	98.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
3,538,051 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $3,538,051)	$3,538,051	1.3

	Total Short-Term Investments (Cost $3,538,051)	$3,538,051	1.3

	Total Investments in Securities (Cost $195,462,156)	$277,918,502	99.5

	Assets in Excess of Other Liabilities	1,495,783	0.5

	Net Assets	$279,414,285	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2025.

Sector Diversification	Percentage of Net Assets
Information Technology	26.6%
Financials	24.6
Consumer Staples	12.7
Industrials	12.5
Health Care	11.6
Consumer Discretionary	6.6
Communication Services	3.6
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

50

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
France	$—	$17,392,282	$—	$17,392,282
Germany	—	22,017,103	—	22,017,103
Ireland	9,656,538	—	—	9,656,538
United Kingdom	—	9,850,317	—	9,850,317
United States	202,804,240	12,659,971	—	215,464,211
Total Common Stock	212,460,778	61,919,673	—	274,380,451
Short-Term Investments	3,538,051	—	—	3,538,051
Total Investments, at fair value	$215,998,829	$61,919,673	$—	$277,918,502

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $196,960,541.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$85,380,317
Gross Unrealized Depreciation	(3,322,757)
Net Unrealized Appreciation	$82,057,560

See Accompanying Notes to Financial Statements

51

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 60.1%
	Common Stock: 0.1%
155,828 (1)	Ralliant Corp.	$7,556,099	0.1

	Communication Services: 3.4%
572,955	Alphabet, Inc. - Class A	100,971,860	1.5
171,740	Meta Platforms, Inc. - Class A	126,759,576	1.9
		227,731,436	3.4
	Consumer Discretionary: 6.3%
1,314,498 (1)(2)	Amazon.com, Inc.	288,387,716	4.2
147,794 (2)	Hilton Worldwide Holdings, Inc.	39,363,454	0.6
683,983 (2)(3)	Starbucks Corp.	62,673,362	0.9
276,000	Yum! Brands, Inc.	40,897,680	0.6
		431,322,212	6.3
	Consumer Staples: 0.2%
175,500	Keurig Dr Pepper, Inc.	5,802,030	0.1
77,200	PepsiCo, Inc.	10,193,488	0.1
		15,995,518	0.2
	Energy: 1.5%
3,150,577	Canadian Natural Resources Ltd.	98,928,118	1.5

	Financials: 1.4%
19,700	Aon PLC - Class A	7,028,172	0.1
10,500	Cboe Global Markets, Inc.	2,448,705	0.0
33,700	CME Group, Inc.	9,288,394	0.1
39,026	Intercontinental Exchange, Inc.	7,160,100	0.1
69,206	KKR & Co., Inc.	9,206,474	0.1
20,500	Marsh & McLennan Cos., Inc.	4,482,120	0.1
78,436	Morgan Stanley	11,048,495	0.2
150,513	Willis Towers Watson PLC	46,132,235	0.7
		96,794,695	1.4
	Health Care: 11.9%
530,393	Abbott Laboratories	72,138,752	1.1
80,600	AbbVie, Inc.	14,960,972	0.2
60,426 (1)	Alnylam Pharmaceuticals, Inc.	19,704,314	0.3
37,400	AmerisourceBergen Corp.	11,214,390	0.2
29,805 (1)	Ascendis Pharma A/S, ADR	5,144,343	0.1
715,883 (1)	Avantor, Inc.	9,635,785	0.1
1,071,776	Becton Dickinson and Co.	184,613,416	2.7
13,248 (1)(2)	Biogen, Inc.	1,663,816	0.0
94,403 (1)	BioNTech SE, ADR	10,051,087	0.1
52,822	Cardinal Health, Inc.	8,874,096	0.1
87,900	Cigna Group	29,057,982	0.4
246,522 (1)(3)	Cytokinetics, Inc.	8,145,087	0.1
433,985	Danaher Corp.	85,729,397	1.3
62,602	Eli Lilly & Co.	48,800,137	0.7
73,600	GE Healthcare, Inc.	5,451,552	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
334,691 (1)	Hologic, Inc.	$21,808,466	0.3
42,800	Johnson & Johnson	6,537,700	0.1
117,605	McKesson Corp.	86,178,592	1.3
1,453,454 (3)	Revvity, Inc.	140,578,071	2.1
139,238	UnitedHealth Group, Inc.	43,438,079	0.6
		813,726,034	11.9
	Industrials: 4.0%
13,247,296 (1)(3)	Aurora Innovation, Inc.	69,415,831	1.0
172,361	Ferguson Enterprises, Inc.	37,531,608	0.6
478,131	Fortive Corp.	24,924,969	0.4
439,447 (3)	Ingersoll Rand, Inc.	36,553,202	0.5
10,600	L3Harris Technologies, Inc.	2,658,904	0.0
21,100	Lockheed Martin Corp.	9,772,254	0.1
22,500	Northrop Grumman Corp.	11,249,550	0.2
279,644	RTX Corp.	40,833,617	0.6
296,771	Veralto Corp.	29,959,032	0.4
45,700	Waste Management, Inc.	10,457,074	0.2
		273,356,041	4.0
	Information Technology: 25.3%
839,896 (1)(2)	Advanced Micro Devices, Inc.	119,181,242	1.7
1,048,239	Amphenol Corp. - Class A	103,513,601	1.5
106,900	Analog Devices, Inc.	25,444,338	0.4
2,499 (1)	ANSYS, Inc.	877,699	0.0
443,837	Apple, Inc.	91,062,037	1.3
21,376	ASML Holding NV	17,130,513	0.3
219,943 (1)	Autodesk, Inc.	68,087,755	1.0
91,874	Intuit, Inc.	72,362,719	1.1
48,601 (2)	Mastercard, Inc. - Class A	27,310,846	0.4
906,768	Microsoft Corp.	451,035,471	6.6
1,532,751	NVIDIA Corp.	242,159,330	3.5
890,602 (1)(2)	PTC, Inc.	153,486,349	2.3
322,247	Roper Technologies, Inc.	182,662,489	2.7
131,374	Salesforce, Inc.	35,824,376	0.5
19,479 (1)(2)	Teledyne Technologies, Inc.	9,979,286	0.1
110,721 (2)	Visa, Inc. - Class A	39,311,491	0.6
357,297 (1)(2)	Workday, Inc. - Class A	85,751,280	1.3
		1,725,180,822	25.3
	Materials: 0.5%
126,200	Vulcan Materials Co.	32,915,484	0.5

	Real Estate: 0.2%
35,000	American Tower Corp.	7,735,700	0.1
20,200	SBA Communications Corp.	4,743,768	0.1
		12,479,468	0.2

See Accompanying Notes to Financial Statements

52

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 5.3%
33,200	Alliant Energy Corp.	$2,007,604	0.0
924,702	Ameren Corp.	88,808,380	1.3
49,000	American Electric Power Co., Inc.	5,084,240	0.1
3,136,521 (3)	CenterPoint Energy, Inc.	115,235,782	1.7
230,500	DTE Energy Co.	30,532,030	0.4
28,400	Duke Energy Corp.	3,351,200	0.0
140,300	Exelon Corp.	6,091,826	0.1
2,648,059	NiSource, Inc.	106,822,700	1.6
45,600	WEC Energy Group, Inc.	4,751,520	0.1
		362,685,282	5.3
	Total Common Stock (Cost $3,480,785,842)	4,098,671,209	60.1

PREFERRED STOCK: 0.6%
	Consumer Discretionary: 0.6%
413,251 (4)(5)	Waymo LLC., Series A-2	43,783,943	0.6

	Utilities: 0.0%
66,060 (6)	CMS Energy Corp. 10/15/2078	1,455,302	0.0
	Total Preferred Stock (Cost $37,136,206)	45,239,245	0.6

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 14.1%
	United States Treasury Notes: 14.1%
222,443,000	3.875%, 04/30/2030	223,364,052	3.3
27,830,000	3.875%, 06/30/2030	27,937,624	0.4
289,997,000	4.000%, 02/28/2030	292,885,643	4.3
167,301,000	4.000%, 03/31/2030	168,895,588	2.5
245,661,000	4.000%, 05/31/2030	248,079,225	3.6
		961,162,132	14.1
	Total U.S. Treasury Obligations (Cost $951,889,320)	961,162,132	14.1

BANK LOANS: 9.2%
	Consumer, Cyclical: 0.8%
962,033	Four Seasons Holdings Inc., 2024-2 Repricing Term Loan (First Lien), 6.077%, (TSFR1M+1.750%), 11/30/2029	969,549	0.0
21,770,713	Hilton Worldwide, Series B-4 Term Loan, 6.069%, (TSFR1M+1.750%), 11/08/2030	21,861,866	0.3
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
9,913,016	IRB Holding Corp., 2024 Second Replacement Term B Loan, 6.827%, (TSFR1M+3.500%), 12/15/2027	$9,924,030	0.1
19,834,290	Varsity Brands LLC, 2025 Replacement Term Loan, 7.830%, (TSFR3M+3.500%), 08/26/2031	19,842,561	0.3
3,745,459	Wyndham Hotels & Resort, 2024 Term B Loan, 6.077%, (TSFR1M+1.750%), 05/24/2030	3,765,591	0.1
		56,363,597	0.8
	Consumer, Non-cyclical: 0.6%
972,968	ADMI Corp., Amendment No. 4 Refinancing Term Loan, 7.816%, (TSFR1M+3.375%), 12/23/2027	923,103	0.0
4,281,138	ADMI Corp., Amendment No. 5 Incremental Term Loan, 8.191%, (TSFR1M+3.750%), 12/23/2027	4,101,865	0.1
31,353,651	Loire UK Midco 3 Limited, Facility B3 (USD), 8.327%, (TSFR1M+4.000%), 01/21/2030	31,490,824	0.5
3,217,453	Mister Car Wash Holdings, Inc., 2024 Term Loan, 6.827%, (TSFR1M+2.500%), 03/27/2031	3,228,009	0.0
1,499,207	Trans Union LLC, 2019 Replacement Term B-5 Loan, 6.177%, (TSFR1M+1.750%), 11/16/2026	1,502,392	0.0
		41,246,193	0.6
	Financial: 3.4%
45,531,689	AmWINS Group, Inc., Initial Term Loan, 6.577%, (TSFR1M+2.250%), 01/30/2032	45,602,809	0.7
35,618,718	Broadstreet Partners, Inc., 2024 Term B Loan, 0.073%, (TSFR1M+3.000%), 06/13/2031	35,703,312	0.5

See Accompanying Notes to Financial Statements

53

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
16,547,000	CPI Holdco B, LLC, First Amendment Incremental Term Loan, 6.577%, (TSFR1M+2.250%), 05/17/2031	$16,544,419	0.2
87,930,459	Hub International Limited, 2025 Incremental Term Loan, 6.769%, (TSFR3M+2.500%), 06/20/2030	88,270,223	1.3
4,111,228	Mariner Wealth Advisers LLC, Initial Term Loan, 6.799%, (TSFR3M+2.500%), 08/18/2028	4,116,366	0.1
5,730,000 (7)	Mariner Wealth Advisers LLC, Term Loan B (First Lien), 12/22/2030	5,755,069	0.1
17,007,057	USI, Inc., 2024-C Term Loan, 6.546%, (TSFR3M+2.250%), 09/29/2030	16,984,914	0.3
16,936,682	USI, Inc., 2024-D Term Loan, 6.546%, (TSFR3M+2.250%), 11/21/2029	16,924,335	0.2
		229,901,447	3.4
	Health Care: 0.3%
60,637	Avantor Funding, Inc., Incremental B-6 Dollar Term Loan, 6.427%, (TSFR1M+2.000%), 11/08/2027	60,864	0.0
16,612,565	Icon Parent Inc, Initial Term Loan (First Lien), 7.308%, (TSFR3M+3.000%), 11/13/2031	16,649,943	0.2
5,813,100	Icon Parent Inc, Initial Term Loan (Second Lien), 9.205%, (TSFR6M+5.000%), 11/12/2032	5,880,311	0.1
		22,591,118	0.3
	Industrial: 1.4%
34,204,344	Filtration Group Corporation, 2025 Incremental Dollar Term Loan, 7.327%, (TSFR1M+3.000%), 10/21/2028	34,378,923	0.5
11,350,245	Filtration Group Corporation, 2025 Incremental Euro Term Loan, 5.429%, (EUR001M+3.500%), 10/21/2028	13,294,853	0.2
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
14,617,948	SBA Senior Finance II LLC, Initial Term Loan (2024), 6.080%, (TSFR1M+1.750%), 01/25/2031	$14,657,110	0.2
10,930,036	TransDigm Inc., Tranche I Term Loan, 7.046%, (TSFR3M+2.750%), 08/24/2028	10,978,161	0.2
18,706,610	TransDigm Inc., Tranche K Term Loan, 7.046%, (TSFR3M+2.750%), 03/22/2030	18,793,465	0.3
		92,102,512	1.4
	Technology: 2.7%
11,945,002	Applied Systems, Inc., Initial Term Loan (2024) (Second Lien), 8.796%, (TSFR3M+4.500%), 02/23/2032	12,282,819	0.2
66,619,074	Applied Systems, Inc., Tranche B-1 Term Loan (First Lien), 6.796%, (TSFR3M+2.500%), 02/24/2031	67,003,399	1.0
5,984,000 (7)	Ascend Learning, LLC, Amendment No. 5 Incremental Term Loan, 12/11/2028	5,990,235	0.1
9,679,740	athenahealth Group Inc., Initial Term Loan, 7.077%, (TSFR1M+2.750%), 02/15/2029	9,666,430	0.1
15,735,095	Azalea TopCo, Inc., Initial Term Loan (First Lien), 7.577%, (TSFR1M+3.250%), 04/30/2031	15,779,342	0.2
5,763,135	CCC Intelligent Solutions Inc., Initial Term Loan, 6.327%, (TSFR1M+2.000%), 01/23/2032	5,774,662	0.1
3,445,000 (7)	CPI Holdco B, LLC, Term Loan B (First Lien), 05/19/2031	3,444,463	0.0
14,634,661	Epicor Software Corporation (fka Eagle Parent Inc.), Term E Loan, 7.077%, (TSFR1M+2.750%), 05/30/2031	14,684,463	0.2
6,152,960	Informatica Corp., Term B Loan, 6.577%, (TSFR1M+2.250%), 10/27/2028	6,181,805	0.1

See Accompanying Notes to Financial Statements

54

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
4,907,367	Quartz AcquireCo, LLC, Term B-2 Loan, 6.546%, (TSFR3M+2.250%), 06/28/2030	$4,925,769	0.1
10,752,053	Sophia, L.P., Initial Term Loan (First Lien), 7.327%, (TSFR1M+3.000%), 10/09/2029	10,797,975	0.2
13,700,957	Storable, Inc., Initial Term Loan (First Lien), 7.577%, (TSFR1M+3.250%), 04/16/2031	13,709,520	0.2
16,844,721	UKG Inc., 2024 Refinancing Term Loan (First Lien), 7.311%, (TSFR3M+3.000%), 02/10/2031	16,921,920	0.2
		187,162,802	2.7
	Total Bank Loans (Cost $625,809,944)	629,367,669	9.2

CORPORATE BONDS/NOTES: 7.2%
	Communications: 0.6%
30,844,000 (8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	30,765,904	0.5
2,782,000 (8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,782,740	0.0
600,000	Lamar Media Corp., 3.625%, 01/15/2031	554,880	0.0
3,610,000	Lamar Media Corp., 3.750%, 02/15/2028	3,501,777	0.1
845,000	Lamar Media Corp., 4.875%, 01/15/2029	835,986	0.0
		38,441,287	0.6
	Consumer, Cyclical: 2.4%
2,889,000 (3)	Cedar Fair L.P., 5.250%, 07/15/2029	2,830,986	0.1
8,346,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	8,342,238	0.1
8,760,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	8,839,357	0.1
7,024,000 (8)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	6,367,134	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
8,935,000 (3)(8)	Hilton Domestic Operating Co., Inc., 3.750%, 05/01/2029	$8,570,847	0.1
12,275,000 (8)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	11,548,927	0.2
5,260,000	Hilton Domestic Operating Co., Inc., 4.875%, 01/15/2030	5,239,739	0.1
15,119,000 (8)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	15,162,588	0.2
6,073,000 (3)(8)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	6,206,606	0.1
4,842,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	4,839,580	0.1
14,359,000 (8)	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	14,332,987	0.2
1,398,000 (8)	Life Time, Inc., 6.000%, 11/15/2031	1,421,172	0.0
9,848,000 (8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	9,832,931	0.2
3,047,000 (3)(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	3,047,000	0.0
2,066,000 (8)	Vail Resorts, Inc., 5.625%, 07/15/2030	2,066,000	0.0
5,337,000 (8)	Vail Resorts, Inc., 6.500%, 05/15/2032	5,517,839	0.1
8,476,000	Yum! Brands, Inc., 3.625%, 03/15/2031	7,833,152	0.1
7,544,000	Yum! Brands, Inc., 4.625%, 01/31/2032	7,271,075	0.1
7,623,000 (3)(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	7,559,467	0.1
14,016,000	Yum! Brands, Inc., 5.350%, 11/01/2043	13,400,299	0.2
9,172,000 (3)	Yum! Brands, Inc., 5.375%, 04/01/2032	9,188,620	0.1
5,778,000	Yum! Brands, Inc., 6.875%, 11/15/2037	6,219,237	0.1
		165,637,781	2.4
	Consumer, Non-cyclical: 0.7%
9,730,000 (8)	Avantor Funding, Inc., 3.875%, 11/01/2029	9,220,016	0.1
12,680,000 (8)	Avantor Funding, Inc., 4.625%, 07/15/2028	12,460,371	0.2
2,749,000 (3)(8)	Hologic, Inc., 3.250%, 02/15/2029	2,621,698	0.0
3,141,000 (8)	IQVIA, Inc., 5.000%, 05/15/2027	3,132,434	0.0

See Accompanying Notes to Financial Statements

55

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
4,109,000 (8)	IQVIA, Inc., 6.500%, 05/15/2030	$4,239,163	0.1
5,481,000 (8)	Korn Ferry, 4.625%, 12/15/2027	5,459,620	0.1
4,105,000	Service Corp. International, 3.375%, 08/15/2030	3,775,990	0.1
760,000 (3)	Service Corp. International, 4.625%, 12/15/2027	755,870	0.0
3,501,000	Service Corp. International, 5.750%, 10/15/2032	3,541,079	0.1
3,246,000 (8)	Surgery Center Holdings, Inc., 7.250%, 04/15/2032	3,311,771	0.0
		48,518,012	0.7
	Financial: 2.5%
5,029,000 (8)	AmWINS Group, Inc., 6.375%, 02/15/2029	5,128,881	0.1
2,318,000 (8)	AssuredPartners, Inc., 7.500%, 02/15/2032	2,493,769	0.0
7,003,000 (8)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	6,925,158	0.1
4,051,000	Crown Castle, Inc., 4.900%, 09/01/2029	4,089,459	0.1
4,039,000 (8)	HUB International Ltd., 5.625%, 12/01/2029	4,042,756	0.1
61,659,000 (8)	HUB International Ltd., 7.250%, 06/15/2030	64,481,132	0.9
33,821,000 (8)	HUB International Ltd., 7.375%, 01/31/2032	35,409,012	0.5
2,001,000 (8)	Ryan Specialty Group LLC, 4.375%, 02/01/2030	1,937,872	0.0
5,240,000 (8)	Ryan Specialty LLC, 5.875%, 08/01/2032	5,284,572	0.1
7,851,000 (3)	SBA Communications Corp., 3.125%, 02/01/2029	7,421,612	0.1
12,332,000	SBA Communications Corp., 3.875%, 02/15/2027	12,150,734	0.2
411,000 (8)	SBA Tower Trust, 6.599%, 11/15/2052	422,518	0.0
11,269,000 (8)	USI, Inc., 7.500%, 01/15/2032	11,904,673	0.2
4,094,000	VICI Properties L.P., 5.750%, 04/01/2034	4,187,545	0.1
		165,879,693	2.5
	Industrial: 0.6%
3,558,000	Ball Corp., 6.000%, 06/15/2029	3,652,024	0.0
4,153,000	TransDigm, Inc., 4.625%, 01/15/2029	4,077,885	0.1
15,449,000 (8)	TransDigm, Inc., 6.375%, 03/01/2029	15,869,081	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
12,151,000 (8)	TransDigm, Inc., 6.625%, 03/01/2032	$12,596,255	0.2
5,979,000 (8)	TransDigm, Inc., 7.125%, 12/01/2031	6,271,780	0.1
		42,467,025	0.6
	Technology: 0.4%
3,295,000 (3)(8)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	3,168,083	0.1
4,891,000	Booz Allen Hamilton, Inc., 5.950%, 08/04/2033	5,026,795	0.1
312,000 (8)	Capstone Borrower, Inc., 8.000%, 06/15/2030	325,785	0.0
2,753,000 (8)	Capstone Borrower, Inc. jun, 8.000%, 06/15/2030	2,867,289	0.0
918,000	Crowdstrike Holdings, Inc., 3.000%, 02/15/2029	869,109	0.0
3,574,000 (8)	Ellucian Holdings, Inc., 6.500%, 12/01/2029	3,664,043	0.1
2,689,000 (8)	Fair Isaac Corp., 6.000%, 05/15/2033	2,720,369	0.0
4,752,000 (8)	PTC, Inc., 4.000%, 02/15/2028	4,622,454	0.1
2,973,000	Workday, Inc., 3.800%, 04/01/2032	2,794,697	0.0
		26,058,624	0.4
	Total Corporate Bonds/Notes (Cost $474,012,377)	487,002,422	7.2

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
4,483,800 (8)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	4,427,791	0.1
3,561,600 (8)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,400,546	0.0
		7,828,337	0.1
	Total Asset-Backed Securities (Cost $7,997,182)	7,828,337	0.1

	Total Long-Term Investments (Cost $5,577,630,871)	6,229,271,014	91.3

See Accompanying Notes to Financial Statements

56

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.2%
	Commercial Paper: 0.5%
2,100,000 (9)	ANZ Banking Group Ltd., 4.480%, 08/27/2025 (Cost $2,100,119)	$2,100,119	0.0
1,400,000 (9)	Bank of Montreal, 4.510%, 09/05/2025 (Cost $1,400,395)	1,400,395	0.0
1,500,000 (9)	Commonwealth Bank of Australia, 4.480%, 08/26/2025 (Cost $1,500,059)	1,500,059	0.0
900,000 (9)	Commonwealth Bank of Australia, 4.510%, 08/11/2025 (Cost $900,082)	900,082	0.0
900,000 (9)	Credit Industriel et Commercial S.A., 4.420%, 07/14/2025 (Cost $898,490)	898,490	0.0
2,450,000 (9)	DBS Bank Ltd., 4.430%, 09/03/2025 (Cost $2,430,632)	2,430,632	0.1
2,250,000 (9)	DNB Bank ASA, 4.540%, 12/09/2025 (Cost $2,251,453)	2,251,453	0.0
2,450,000 (9)	John Deere Financial, 4.400%, 08/20/2025 (Cost $2,434,937)	2,434,937	0.1
1,300,000 (9)	LLoyds Bank PLC, 4.570%, 12/17/2025 (Cost $1,299,818)	1,299,818	0.0
1,600,000 (9)	Macquarie Bank Ltd., 4.550%, 09/18/2025 (Cost $1,600,137)	1,600,137	0.0
1,450,000 (9)	National Australia Bank Ltd., 4.500%, 09/04/2025 (Cost $1,450,029)	1,450,029	0.0
1,000,000 (9)	National Australia Bank Ltd., 4.530%, 08/27/2025 (Cost $1,000,069)	1,000,069	0.0
2,450,000 (9)	Novartis Finance Corp., 4.370%, 07/14/2025 (Cost $2,445,874)	2,445,874	0.1
1,050,000 (9)	Oversea-Chinese Banking Corporation Ltd., 4.530%, 09/15/2025 (Cost $1,050,067)	1,050,067	0.0
2,000,000 (9)	Skandinaviska Enskilda Banken AB, 4.570%, 12/11/2025 (Cost $1,999,981)	1,999,981	0.0
2,350,000 (9)	Societe Generale S.A., 4.650%, 10/24/2025 (Cost $2,352,445)	2,352,445	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,350,000 (9)	Svenska Handelsbanken AB, 4.500%, 09/10/2025 (Cost $1,350,033)	$1,350,033	0.0
500,000 (9)	Svenska Handelsbanken AB, 4.510%, 11/21/2025 (Cost $500,391)	500,391	0.0
700,000 (9)	Swedbank AB, 4.510%, 08/04/2025 (Cost $700,057)	700,057	0.0
800,000 (9)	Swedbank AB, 4.510%, 08/14/2025 (Cost $800,076)	800,076	0.0
900,000 (9)	Swedbank AB, 4.580%, 12/10/2025 (Cost $900,763)	900,763	0.0
900,000 (9)	Toyota Motor Credit Corp., 4.360%, 08/11/2025 (Cost $895,447)	895,447	0.0
2,050,000 (9)	United Overseas Bank Ltd., 4.360%, 09/19/2025 (Cost $2,050,093)	2,050,093	0.0
2,450,000 (9)	Walmart, Inc., 4.340%, 07/07/2025 (Cost $2,447,956)	2,447,956	0.1

	Total Commercial Paper (Cost $36,759,403)	36,759,403	0.5
	Certificates of Deposits: 0.5%
500,000 (9)	Bank of America N.A., 4.510%, 08/07/2025	500,131	0.0
900,000 (9)	Bank of America N.A., 4.530%, 08/05/2025	900,251	0.0
1,050,000 (9)	Bank of America N.A., 4.590%, 12/17/2025	1,050,039	0.0
1,050,000 (9)	Bank of Montreal, 4.510%, 11/19/2025	1,050,797	0.0
950,000 (9)	Barclays Bank PLC, 4.478%, 08/19/2025	950,075	0.0
1,450,000 (9)	Barclays Bank PLC, 4.635%, 10/21/2025	1,450,844	0.0
2,050,000 (9)	BNP Paribas S.A., 4.504%, 09/15/2025	2,050,216	0.1
2,300,000 (9)	Canadian Imperial Bank of Commerce, 4.490%, 11/12/2025	2,301,549	0.1
1,800,000 (9)	Citibank N.A., 4.577%, 10/23/2025	1,801,918	0.0
2,200,000 (9)(10)	Cooperatieve Rabobank U.A., 4.671%, (SOFRRATE + 0.360%), 08/11/2025	2,200,739	0.1
1,100,000 (9)	Credit Agricole Corporate and Investment Bank, 4.612%, 10/14/2025	1,101,040	0.0

See Accompanying Notes to Financial Statements

57

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
1,450,000 (9)	Credit Industriel et Commercial S.A., 4.510%, 08/22/2025	$1,450,244	0.0
2,000,000 (9)	DZ Bank AG, 4.439%, 08/15/2025	2,000,461	0.1
1,500,000 (9)	Landesbank Baden-Wurttemberg, 4.477%, 09/03/2025	1,500,219	0.0
900,000 (9)	Landesbank Baden-Wurttemberg, 4.540%, 11/17/2025	900,146	0.0
900,000 (9)(10)	Mitsubishi UFJ Trust & Banking Corp. YCd, 4.533%, (SOFRRATE + 0.230%), 08/08/2025	900,121	0.0
1,850,000 (9)	Mizuho Bank Ltd., 4.511%, 08/08/2025	1,850,242	0.0
550,000 (9)	Mizuho Bank Ltd., 4.590%, 12/02/2025	549,980	0.0
700,000 (9)	MUFG Bank Ltd., 4.493%, 08/27/2025	700,063	0.0
800,000 (9)(10)	MUFG Bank Ltd., 4.498%, (SOFRRATE + 0.190%), 09/10/2025	800,062	0.0
900,000 (9)	Natixis, 4.484%, 08/06/2025	900,240	0.0
1,500,000 (9)(10)	Natixis, 4.587%, (SOFRRATE + 0.280%), 11/03/2025	1,500,575	0.0
1,350,000 (9)	Oversea-Chinese Banking Corporation Ltd., 4.530%, 11/14/2025	1,351,043	0.0
2,250,000 (9)	Sumitomo Mitsui Banking Corp., 4.468%, 08/20/2025	2,250,604	0.1
950,000 (9)	Sumitomo Mitsui Banking Corp., 4.489%, 08/18/2025	950,133	0.0
600,000 (9)	Svenska Handelsbanken AB, 4.428%, 09/11/2025	600,015	0.0

	Total Certificates of Deposits (Cost $33,561,747)	33,561,747	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.4%
8,635,773 (9)	Bethesda Securities, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $8,636,833, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $8,808,488, due 10/01/27-02/01/57)	$8,635,773	0.1
6,254,141 (9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $6,254,893, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $6,379,224, due 06/01/30-02/01/57)	6,254,141	0.1
13,429,454 (9)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $13,431,069, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $13,698,044, due 08/15/34-06/01/55)	13,429,454	0.2

See Accompanying Notes to Financial Statements

58

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,821,901 (9)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,822,361, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $3,898,339, due 03/01/34-05/01/55)	$3,821,901	0.1
54,280,233 (9)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $54,286,895, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $55,365,838, due 12/01/29-06/20/55)	54,280,233	0.8
20,831,761 (9)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 06/30/2025, 4.470%, due 07/01/2025 (Repurchase Amount $20,834,312, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.318%, Market Value plus accrued interest $21,251,045, due 09/23/25-03/15/66)	20,831,761	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
54,280,233 (9)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $54,286,895, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $55,202,634, due 07/15/26-02/15/54)	$54,280,233	0.8

	Total Repurchase Agreements (Cost $161,533,496)	161,533,496	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 8.8%
601,852,190 (11)	T. Rowe Price Government Reserve Investment Fund, 4.380% (Cost $601,852,190)	$601,852,190	8.8
	Total Short-Term Investments (Cost $833,706,836)	833,706,836	12.2

	Total Investments in Securities (Cost $6,411,337,707)	$7,062,977,850	103.5

	Liabilities in Excess of Other Assets	(239,831,879)	(3.5)

	Net Assets	$6,823,145,971	100.0

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

59

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of this security is pledged to cover open written call options at June 30, 2025.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $43,783,943 or 0.6% of net assets. Please refer to the table below for additional details.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(11)	Rate shown is the 7-day yield as of June 30, 2025.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

60

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$7,828,337	$—	$7,828,337
Bank Loans	—	629,367,669	—	629,367,669
Common Stock*	4,098,671,209	—	—	4,098,671,209
Corporate Bonds/Notes	—	487,002,422	—	487,002,422
Preferred Stock	1,455,302	—	43,783,943	45,239,245
Short-Term Investments	601,852,190	231,854,646	—	833,706,836
U.S. Treasury Obligations	—	961,162,132	—	961,162,132
Total Investments, at fair value	$4,701,978,701	$2,317,215,206	$43,783,943	$7,062,977,850
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(15,560,968)	$—	$(15,560,968)
Total Liabilities	$—	$(15,560,968)	$—	$(15,560,968)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Waymo LLC., Series A-2	5/8/2020	$35,484,706	$43,783,943
		$35,484,706	$43,783,943

At June 30, 2025, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Abbott Laboratories	Bank of America N.A.	Call	01/16/26	USD	130.000	633	USD	8,609,433	$350,524	$(866,123)
Abbott Laboratories	Bank of America N.A.	Call	01/16/26	USD	145.000	313	USD	4,257,113	179,577	(178,377)
AbbVie, Inc.	Bank of America N.A.	Call	01/16/26	USD	195.000	422	USD	7,833,164	300,464	(424,910)
AbbVie, Inc.	Bank of America N.A.	Call	01/16/26	USD	210.000	384	USD	7,127,808	402,048	(196,079)
Alliant Energy Corp.	UBS Securities LLC	Call	07/18/25	USD	67.500	332	USD	2,007,604	19,588	(58)
American Electric Power Co., Inc.	Goldman Sachs International	Call	01/16/26	USD	110.000	281	USD	2,915,656	65,754	(97,345)
American Electric Power Co., Inc.	Goldman Sachs International	Call	01/16/26	USD	115.000	209	USD	2,168,584	55,803	(43,751)
American Tower Corp.	Goldman Sachs International	Call	01/16/26	USD	210.000	211	USD	4,663,522	194,542	(482,934)
American Tower Corp.	Goldman Sachs International	Call	01/16/26	USD	210.000	139	USD	3,072,178	147,201	(318,142)
Aon PLC - Class A	Wells Fargo Securities LLC	Call	12/19/25	USD	390.000	91	USD	3,246,516	212,667	(94,329)
Aon PLC - Class A	Wells Fargo Securities LLC	Call	12/19/25	USD	430.000	106	USD	3,781,656	136,422	(23,720)
Becton Dickinson & Co.	Goldman Sachs International	Call	09/19/25	USD	255.000	146	USD	2,514,850	64,019	(60)
Cardinal Health, Inc.	Barclays Bank PLC	Call	01/16/26	USD	140.000	317	USD	5,309,433	255,185	(1,062,571)
Cardinal Health, Inc.	Barclays Bank PLC	Call	01/16/26	USD	140.000	211	USD	3,534,039	177,240	(707,264)

See Accompanying Notes to Financial Statements

61

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Cboe Global Markets, Inc.	Barclays Bank PLC	Call	01/16/26	USD	230.000	105	USD	2,448,705	$136,500	$(199,797)
Cencora, Inc.	UBS Securities LLC	Call	01/16/26	USD	260.000	211	USD	6,326,835	341,187	(1,073,084)
Cencora, Inc.	UBS Securities LLC	Call	01/16/26	USD	270.000	163	USD	4,887,555	182,071	(700,802)
CenterPoint Energy, Inc.	Bank of America N.A.	Call	12/19/25	USD	35.000	1,055	USD	3,876,070	149,282	(357,581)
CenterPoint Energy, Inc.	Bank of America N.A.	Call	12/19/25	USD	35.000	619	USD	2,274,206	82,896	(209,804)
CME Group, Inc.	Barclays Bank PLC	Call	01/16/26	USD	250.000	141	USD	3,886,242	157,920	(511,964)
CME Group, Inc.	Barclays Bank PLC	Call	01/16/26	USD	270.000	196	USD	5,402,152	190,120	(436,323)
Danaher Corp.	UBS Securities LLC	Call	01/16/26	USD	330.000	300	USD	5,926,200	485,289	(3,033)
DTE Energy Co.	Wells Fargo Securities LLC	Call	07/18/25	USD	135.000	267	USD	3,536,682	44,488	(20,565)
DTE Energy Co.	Wells Fargo Securities LLC	Call	07/18/25	USD	135.000	281	USD	3,722,126	34,597	(21,643)
Duke Energy Corp.	UBS Securities LLC	Call	01/16/26	USD	120.000	282	USD	3,327,600	89,958	(154,490)
Exelon Corp.	UBS Securities LLC	Call	01/16/26	USD	45.000	1,055	USD	4,580,810	87,565	(191,619)
Exelon Corp.	UBS Securities LLC	Call	01/16/26	USD	47.000	348	USD	1,511,016	48,024	(37,366)
GE HealthCare Technologies, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	97.500	384	USD	2,844,288	195,206	(51,936)
GE HealthCare Technologies, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	100.000	352	USD	2,607,264	183,329	(38,590)
Intercontinental Exchange, Inc.	Goldman Sachs International	Call	01/16/26	USD	165.000	211	USD	3,871,217	165,002	(541,383)
Intercontinental Exchange, Inc.	Goldman Sachs International	Call	01/16/26	USD	185.000	174	USD	3,192,378	109,968	(205,532)
Johnson & Johnson	Wells Fargo Securities LLC	Call	01/16/26	USD	170.000	428	USD	6,537,700	181,900	(82,978)
Keurig Dr Pepper, Inc.	UBS Securities LLC	Call	01/16/26	USD	35.000	1,407	USD	4,651,542	181,616	(178,344)
Keurig Dr Pepper, Inc.	UBS Securities LLC	Call	01/16/26	USD	35.000	348	USD	1,150,488	49,552	(44,111)
L3Harris Technologies, Inc.	Wells Fargo Securities LLC	Call	12/19/25	USD	230.000	106	USD	2,658,904	158,682	(322,948)
Lockheed Martin Corp.	Bank of America N.A.	Call	01/16/26	USD	500.000	84	USD	3,890,376	164,808	(163,961)
Lockheed Martin Corp.	Bank of America N.A.	Call	01/16/26	USD	520.000	127	USD	5,881,878	442,849	(175,082)
Marsh & McLennan Cos., Inc.	Barclays Bank PLC	Call	12/19/25	USD	250.000	205	USD	4,482,120	177,325	(50,344)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/16/26	USD	580.000	140	USD	7,867,160	379,331	(463,946)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/16/26	USD	620.000	70	USD	3,933,580	199,162	(117,045)
McKesson Corp.	Goldman Sachs International	Call	01/16/26	USD	660.000	53	USD	3,883,734	186,862	(581,181)
McKesson Corp.	Goldman Sachs International	Call	01/16/26	USD	680.000	52	USD	3,810,456	215,438	(494,434)
Northrop Grumman Corp.	Citigroup Global Markets	Call	01/16/26	USD	530.000	84	USD	4,199,832	176,568	(213,418)
Northrop Grumman Corp.	Citigroup Global Markets	Call	01/16/26	USD	560.000	141	USD	7,049,718	340,092	(217,811)
PepsiCo, Inc.	Citigroup Global Markets	Call	01/16/26	USD	160.000	350	USD	4,621,400	145,950	(67,273)
PepsiCo, Inc.	Citigroup Global Markets	Call	01/16/26	USD	165.000	422	USD	5,572,088	211,844	(60,406)
RTX Corp.	Goldman Sachs International	Call	01/16/26	USD	140.000	439	USD	6,410,278	350,691	(643,274)
RTX Corp.	Goldman Sachs International	Call	01/16/26	USD	140.000	79	USD	1,153,558	47,191	(115,760)
SBA Communications Corp.	JPMorgan Chase Bank N.A.	Call	12/19/25	USD	230.000	106	USD	2,489,304	95,082	(209,959)
SBA Communications Corp.	JPMorgan Chase Bank N.A.	Call	12/19/25	USD	230.000	96	USD	2,254,464	93,312	(190,151)
Starbucks Corp.	Wells Fargo Securities LLC	Call	01/16/26	USD	125.000	301	USD	2,758,063	215,817	(27,842)
Visa, Inc. - Class A	Goldman Sachs International	Call	01/16/26	USD	360.000	211	USD	7,491,555	296,607	(525,950)

See Accompanying Notes to Financial Statements

62

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Visa, Inc. - Class A	Goldman Sachs International	Call	01/16/26	USD	390.000	228	USD	8,095,140	$353,585	$(270,148)
Waste Management, Inc.	JPMorgan Chase Bank N.A.	Call	01/16/26	USD	230.000	352	USD	8,054,464	350,944	(486,838)
Waste Management, Inc.	JPMorgan Chase Bank N.A.	Call	01/16/26	USD	250.000	105	USD	2,402,610	92,610	(56,941)
WEC Energy Group, Inc.	JPMorgan Chase Bank N.A.	Call	12/19/25	USD	110.000	281	USD	2,928,020	55,357	(90,998)
WEC Energy Group, Inc.	JPMorgan Chase Bank N.A.	Call	12/19/25	USD	115.000	175	USD	1,823,500	34,125	(34,393)
Willis Towers Watson PLC	UBS Securities LLC	Call	07/18/25	USD	360.000	125	USD	3,831,250	40,409	(9)
Yum! Brands, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	145.000	246	USD	3,645,228	65,163	(283,023)
Yum! Brands, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	160.000	319	USD	4,726,942	149,416	(141,225)
									$10,696,724	$(15,560,968)

Currency Abbreviations:

USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$15,560,968
Total Liability Derivatives		$15,560,968

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$13,062,129
Total	$13,062,129

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(6,940,581)
Total	$(6,940,581)

See Accompanying Notes to Financial Statements

63

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	Bank of America N.A.	Barclays Bank PLC	Citigroup Global Markets	Goldman Sachs International	JPMorgan Chase Bank N.A.	UBS Securities LLC	Wells Fargo Securities LLC	Total
Liabilities:
Written options	$2,571,917	$3,549,254	$558,908	$4,319,894	$1,069,280	$2,382,916	$1,108,799	$15,560,968
Total Liabilities	$2,571,917	$3,549,254	$558,908	$4,319,894	$1,069,280	$2,382,916	$1,108,799	$15,560,968
Net OTC derivative instruments by counterparty, at fair value	$(2,571,917)	$(3,549,254)	$(558,908)	$(4,319,894)	$(1,069,280)	$(2,382,916)	$(1,108,799)	$(15,560,968)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$(2,571,917)	$(3,549,254)	$(558,908)	$(4,319,894)	$(1,069,280)	$(2,382,916)	$(1,108,799)	$(15,560,968)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $6,450,360,947.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$795,908,051
Gross Unrealized Depreciation	(195,085,840)
Net Unrealized Appreciation	$600,822,211

See Accompanying Notes to Financial Statements

64

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Communication Services: 5.8%
19,554	Alphabet, Inc. - Class A	$3,446,001	1.2
15,174	Alphabet, Inc. - Class C	2,691,716	0.9
13,535	AT&T, Inc.	391,703	0.1
45,860	Comcast Corp. - Class A	1,636,743	0.6
2,194	Meta Platforms, Inc. - Class A	1,619,369	0.6
101,747	News Corp. - Class A	3,023,921	1.1
16,629	Verizon Communications, Inc.	719,537	0.2
25,367	Walt Disney Co.	3,145,762	1.1
		16,674,752	5.8
	Consumer Discretionary: 3.9%
21,632 (1)	Amazon.com, Inc.	4,745,845	1.7
6,103	Home Depot, Inc.	2,237,604	0.8
69,081	Las Vegas Sands Corp.	3,005,714	1.0
53,884 (1)	Mattel, Inc.	1,062,592	0.4
		11,051,755	3.9
	Consumer Staples: 8.8%
34,865	Colgate-Palmolive Co.	3,169,229	1.1
42,172	Conagra Brands, Inc.	863,261	0.3
6,988	Dollar General Corp.	799,287	0.3
183,600	Kenvue, Inc.	3,842,748	1.3
7,408	Keurig Dr Pepper, Inc.	244,908	0.1
37,779	Kimberly-Clark Corp.	4,870,469	1.7
23,887	Philip Morris International, Inc.	4,350,539	1.5
18,995	Procter & Gamble Co.	3,026,283	1.1
38,556	Tyson Foods, Inc. - Class A	2,156,823	0.8
16,961	Walmart, Inc.	1,658,447	0.6
		24,981,994	8.8
	Energy: 8.5%
13,258	Chesapeake Energy Corp.	1,550,391	0.5
4,944	Chevron Corp.	707,932	0.3
41,291	ConocoPhillips	3,705,454	1.3
9,018	EOG Resources, Inc.	1,078,643	0.4
28,104	EQT Corp.	1,639,025	0.6
34,516	Exxon Mobil Corp.	3,720,825	1.3
6,694	Hess Corp.	927,387	0.3
9,900	Phillips 66	1,181,070	0.4
54,880	Schlumberger NV	1,854,944	0.7
47,446 (2)	South Bow Corp. (CAD)	1,231,662	0.4
24,671 (2)	TC Energy Corp.	1,203,698	0.4
60,536	TotalEnergies SE	3,700,132	1.3
27,690	Williams Cos., Inc.	1,739,209	0.6
		24,240,372	8.5
	Financials: 22.8%
8,224	Allstate Corp.	1,655,573	0.6
39,511	American International Group, Inc.	3,381,747	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,270	Apollo Global Management, Inc.	$747,655	0.3
65,195	Bank of America Corp.	3,085,027	1.1
58,450	Charles Schwab Corp.	5,332,978	1.9
15,113	Chubb Ltd.	4,378,538	1.5
57,787	Citigroup, Inc.	4,918,829	1.7
34,693	Corebridge Financial, Inc.	1,231,602	0.4
78,523	Equitable Holdings, Inc.	4,405,140	1.5
68,432	Fifth Third Bancorp	2,814,608	1.0
14,358 (1)	Fiserv, Inc.	2,475,463	0.9
4,437	Global Payments, Inc.	355,138	0.1
25,056	Hartford Financial Services Group, Inc.	3,178,855	1.1
168,738	Huntington Bancshares, Inc.	2,828,049	1.0
18,520	JPMorgan Chase & Co.	5,369,133	1.9
30,497	Loews Corp.	2,795,355	1.0
76,462	MetLife, Inc.	6,149,074	2.2
4,647	Morgan Stanley	654,576	0.2
13,433	State Street Corp.	1,428,465	0.5
56,611	US Bancorp	2,561,648	0.9
64,313	Wells Fargo & Co.	5,152,758	1.8
		64,900,211	22.8
	Health Care: 12.8%
24,291	AstraZeneca PLC, ADR	1,697,455	0.6
22,250	Becton Dickinson and Co.	3,832,562	1.3
5,635 (1)	Biogen, Inc.	707,700	0.3
23,551	Bristol-Myers Squibb Co.	1,090,176	0.4
1,696	Cardinal Health, Inc.	284,928	0.1
9,295	Cigna Group	3,072,741	1.1
53,913	CVS Health Corp.	3,718,919	1.3
13,314	Elevance Health, Inc.	5,178,613	1.8
1,435	Humana, Inc.	350,829	0.1
8,404	Johnson & Johnson	1,283,711	0.5
26,300	Medtronic PLC	2,292,571	0.8
22,086	Merck & Co., Inc.	1,748,328	0.6
17,936	Sanofi	1,736,456	0.6
8,250	Sanofi, ADR	398,558	0.1
2,820	Thermo Fisher Scientific, Inc.	1,143,397	0.4
7,085	UnitedHealth Group, Inc.	2,210,307	0.8
217,500	Viatris, Inc.	1,942,275	0.7
41,857	Zimmer Biomet Holdings, Inc.	3,817,777	1.3
		36,507,303	12.8
	Industrials: 13.1%
4,702	3M Co.	715,832	0.3
11,949	AGCO Corp.	1,232,659	0.4
18,592 (1)	Boeing Co.	3,895,582	1.4
86,201	CSX Corp.	2,812,739	1.0
5,340	Cummins, Inc.	1,748,850	0.6

See Accompanying Notes to Financial Statements

65

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,332	Ferguson Enterprises, Inc.	$507,793	0.2
35,745	Fortive Corp.	1,863,387	0.7
14,235	GE Aerospace	3,663,947	1.3
19,810	L3Harris Technologies, Inc.	4,969,140	1.7
6,855	Norfolk Southern Corp.	1,754,674	0.6
5,685	Rockwell Automation, Inc.	1,888,386	0.7
14,360	Siemens AG, Reg	3,688,494	1.3
91,708	Southwest Airlines Co.	2,975,008	1.0
47,193	Stanley Black & Decker, Inc.	3,197,326	1.1
22,801	United Parcel Service, Inc. - Class B	2,301,533	0.8
		37,215,350	13.1
	Information Technology: 9.1%
7,875	Accenture PLC - Class A	2,353,759	0.8
2,078 (1)	Adobe, Inc.	803,937	0.3
9,466 (1)	Advanced Micro Devices, Inc.	1,343,225	0.5
10,588	Applied Materials, Inc.	1,938,345	0.7
45,935	Intel Corp.	1,028,944	0.3
6,127	Microsoft Corp.	3,047,631	1.1
35,276	Qualcomm, Inc.	5,618,056	2.0
11,915 (1)	Ralliant Corp.	577,758	0.2
11,496	Salesforce, Inc.	3,134,844	1.1
55,942	Samsung Electronics Co. Ltd.	2,473,846	0.9
3,831	TE Connectivity PLC	646,175	0.2
14,128	Texas Instruments, Inc.	2,933,255	1.0
		25,899,775	9.1
	Materials: 3.0%
42,932	CF Industries Holdings, Inc.	3,949,744	1.4
80,044	International Paper Co.	3,748,461	1.3
13,504	West Fraser Timber Co. Ltd.	989,843	0.3
		8,688,048	3.0
	Real Estate: 3.7%
62,678	Equity Residential	4,230,138	1.5
63,878	Rayonier, Inc.	1,416,814	0.5
41,810	Rexford Industrial Realty, Inc.	1,487,182	0.5
3,989	Sun Communities, Inc.	504,569	0.2
111,609	Weyerhaeuser Co.	2,867,235	1.0
		10,505,938	3.7
	Utilities: 5.8%
37,140	Ameren Corp.	3,566,926	1.3
37,320	Dominion Energy, Inc.	2,109,326	0.7
25,732	NextEra Energy, Inc.	1,786,316	0.6
9,511	PG&E Corp.	132,583	0.1
30,797	Sempra Energy	2,333,489	0.8
64,028	Southern Co.	5,879,691	2.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
9,154	Xcel Energy, Inc.	$623,387	0.2
		16,431,718	5.8
	Total Common Stock (Cost $223,893,579)	277,097,216	97.3

PREFERRED STOCK: 1.1%
	Consumer Discretionary: 0.4%
11,693	Volkswagen AG	1,236,111	0.4

	Industrials: 0.5%
21,266	Boeing Co.	1,452,787	0.5

	Utilities: 0.2%
14,210	NextEra Energy, Inc.	564,705	0.2
	Total Preferred Stock (Cost $3,271,437)	3,253,603	1.1

	Total Long-Term Investments (Cost $227,165,016)	280,350,819	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.9%
1,000,000 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,000,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/30-02/01/57)	1,000,000	0.3
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	1,000,000	0.4

See Accompanying Notes to Financial Statements

66

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
495,662 (3)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $907,273, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $925,308, due 05/15/55)	$495,662	0.2

	Total Repurchase Agreements (Cost $2,495,662)	2,495,662	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
431,396 (4)	T. Rowe Price Government Reserve Fund, 4.380% (Cost $431,396)	$431,396	0.1
	Total Short-Term Investments (Cost $2,927,058)	2,927,058	1.0

	Total Investments in Securities (Cost $230,092,074)	$283,277,877	99.4

	Assets in Excess of Other Liabilities	1,641,020	0.6

	Net Assets	$284,918,897	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

67

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$16,674,752	$—	$—	$16,674,752
Consumer Discretionary	11,051,755	—	—	11,051,755
Consumer Staples	24,981,994	—	—	24,981,994
Energy	20,540,240	3,700,132	—	24,240,372
Financials	64,900,211	—	—	64,900,211
Health Care	34,770,847	1,736,456	—	36,507,303
Industrials	33,526,856	3,688,494	—	37,215,350
Information Technology	23,425,929	2,473,846	—	25,899,775
Materials	8,688,048	—	—	8,688,048
Real Estate	10,505,938	—	—	10,505,938
Utilities	16,431,718	—	—	16,431,718
Total Common Stock	265,498,288	11,598,928	—	277,097,216
Preferred Stock	—	3,253,603	—	3,253,603
Short-Term Investments	431,396	2,495,662	—	2,927,058
Total Investments, at fair value	$265,929,684	$17,348,193	$—	$283,277,877

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $230,787,690.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,756,006
Gross Unrealized Depreciation	(13,259,121)
Net Unrealized Appreciation	$52,496,885

See Accompanying Notes to Financial Statements

68

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT1AISS2 (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Balanced Income Portfolio	■	Voya Limited Maturity Bond Portfolio
■	Voya High Yield Portfolio	■	Voya U.S. Stock Index Portfolio
■	Voya Large Cap Growth Portfolio	■	VY® CBRE Real Estate Portfolio
■	Voya Large Cap Value Portfolio	■	VY® JPMorgan Small Cap Core Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$423,560,714	$299,412,059	$2,295,693,719	$532,866,851
Investments in affiliates at fair value**	82,959,765	–	–	–
Short-term investments at fair value†	17,605,197	17,513,807	21,384,000	1,885,236
Cash	1,768,454	4,509,417	289,504	179,387
Cash collateral for futures contracts	1,383,301	–	–	–
Cash pledged for centrally cleared swaps (Note 2)	520,000	–	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	490,000	–	–	–
Foreign currencies at value‡	1,664,858	–	–	4,284
Receivables:
Investment securities sold	1,877,205	22,909,706	–	6,123,941
Fund shares sold	255,517	450,123	212,442	218,219
Dividends	642,338	19,270	319,602	428,284
Interest	1,373,054	5,109,714	93	38
Foreign tax reclaims	193,263	–	48,299	37,264
Unrealized appreciation on forward foreign currency contracts	107,998	–	–	–
Unrealized appreciation on forward premium swaptions	518,718	–	–	–
Unrealized appreciation on OTC swap agreements	500,681	–	–	–
Prepaid expenses	4,741	–	21,984	5,138
Reimbursement due from Investment Adviser	19,593	–	121,842	75,466
Other assets	79,325	36,480	294,709	75,484
Total assets	535,524,722	349,960,576	2,318,386,194	541,899,592

LIABILITIES:
Payable for investment securities purchased	2,393,487	30,791,072	–	63,777
Payable for fund shares redeemed	244,034	30,583	4,251,457	47,823
Payable upon receipt of securities loaned	2,005,721	–	–	1,885,236
Unrealized depreciation on forward foreign currency contracts	998,339	–	–	–
Unrealized depreciation on forward premium swaptions	324,179	–	–	–
Unrealized depreciation on OTC swap agreements	13,970	–	–	–
Variation margin payable on centrally cleared swaps	28,280	–	–	–
Variation margin payable on futures contracts	22,526	–	–	–
Payable for unified fees	–	122,954	–	–
Payable for investment management fees	236,855	–	1,193,102	324,938
Payable for distribution and shareholder service fees	56,285	33,045	258,162	23,951
Payable to trustees under the deferred compensation plan (Note 6)	79,325	36,480	294,709	75,484
Payable for trustee fees	1,302	–	5,473	1,336
Payable for borrowings against line of credit (Note 9)	–	–	–	863,000
Other accrued expenses and liabilities	115,160	–	413,711	132,651
Written options, at fair value^	325,131	–	–	–
Total liabilities	6,844,594	31,014,134	6,416,614	3,418,196
NET ASSETS	$528,680,128	$318,946,442	$2,311,969,580	$538,481,396

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)(continued)

		Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$456,049,724	$400,858,818	$1,200,363,298	$372,608,963
Total distributable earnings (loss)		72,630,404	(81,912,376)	1,111,606,282	165,872,433
NET ASSETS		$528,680,128	$318,946,442	$2,311,969,580	$538,481,396

+	Including securities loaned at value	$1,901,426	$—	$—	$1,844,311
*	Cost of investments in securities	$370,792,973	$296,462,513	$1,536,362,000	$477,913,161
**	Cost of investments in affiliates	$82,331,374	$—	$—	$—
†	Cost of short-term investments	$17,607,370	$17,513,940	$21,384,000	$1,885,236
‡	Cost of foreign currencies	$1,646,770	$—	$—	$4,267
^	Premiums received on written options	$607,868	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)(continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
Class ADV
Net assets	$45,570,834	$56,744,048	$389,356,283	$44,370,938
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,488,287	6,433,045	26,220,777	7,295,643
Net asset value and redemption price per share	$10.15	$8.82	$14.85	$6.08

Class I
Net assets	$316,985,840	$236,043,232	$1,517,350,899	$358,545,552
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	29,233,975	26,742,899	78,387,238	53,162,224
Net asset value and redemption price per share	$10.84	$8.83	$19.36	$6.74

Class R6
Net assets	n/a	n/a	$68,678,256	$123,859,336
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	3,542,181	18,500,024
Net asset value and redemption price per share	n/a	n/a	$19.39	$6.70

Class S
Net assets	$163,815,331	$24,583,054	$293,057,765	$11,558,145
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,211,141	2,787,036	16,453,384	1,829,605
Net asset value and redemption price per share	$10.77	$8.82	$17.81	$6.32

Class S2
Net assets	$2,308,123	$1,576,108	$43,526,377	$147,425
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	214,826	178,481	2,518,405	23,297
Net asset value and redemption price per share	$10.74	$8.83	$17.28	$6.33

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$261,994,349	$4,262,633,693	$148,981,202	$308,027,334
Short-term investments at fair value†	3,966,975	76,418,396	3,019,212	27,112,438
Cash	245,251	995,293	–	–
Cash collateral for futures contracts	484,951	5,814,865	–	782,500
Receivables:
Investment securities sold	4,310,284	446,059	–	1,417,103
Fund shares sold	112,675	1,331,742	1,020,054	401,821
Dividends	91	2,123,526	560,680	283,159
Interest	1,831,853	–	–	–
Foreign tax reclaims	–	–	1,149	25,492
Variation margin on futures contracts	–	403,820	–	14,396
Prepaid expenses	–	–	1,542	–
Reimbursement due from Investment Adviser	–	–	35,084	–
Other assets	17,681	241,744	27,070	31,987
Total assets	272,964,110	4,350,409,138	153,645,993	338,096,230

LIABILITIES:
Payable for investment securities purchased	3,834,856	–	150,929	5,050,224
Payable for fund shares redeemed	68,712	2,673,229	390	57,468
Payable upon receipt of securities loaned	2,611,350	1,186,396	2,095,818	15,380,905
Variation margin payable on futures contracts	34,998	–	–	–
Payable for unified fees	59,327	874,021	–	227,603
Payable for investment management fees	–	–	106,662	–
Payable for distribution and shareholder service fees	7,596	110,125	40,762	62,573
Payable to custodian due to bank overdraft	–	–	–	4
Payable to trustees under the deferred
compensation plan (Note 6)	17,681	241,744	27,070	31,987
Payable for trustee fees	–	–	396	–
Other accrued expenses and liabilities	–	–	52,679	–
Total liabilities	6,634,520	5,085,515	2,474,706	20,810,764
NET ASSETS	$266,329,590	$4,345,323,623	$151,171,287	$317,285,466

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$289,705,898	$1,902,957,875	$150,948,081	$239,652,028
Total distributable earnings (loss)	(23,376,308)	2,442,365,748	223,206	77,633,438
NET ASSETS	$266,329,590	$4,345,323,623	$151,171,287	$317,285,466

+ Including securities loaned at value	$2,554,890	$1,138,444	$2,044,260	$15,164,803
* Cost of investments in securities	$260,531,542	$2,391,902,161	$146,091,834	$290,024,687
† Cost of short-term investments	$3,967,169	$76,418,396	$3,019,212	$27,112,438

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)(continued)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
Net assets	$10,518,338	$94,614,164	$31,835,735	$96,911,676
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,122,418	4,698,875	1,234,886	6,982,921
Net asset value and redemption price per
share	$9.37	$20.14	$25.78	$13.88

Class I
Net assets	$244,043,546	$4,015,558,226	$2,337,351	$121,775,022
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	25,519,779	186,821,946	83,288	7,592,841
Net asset value and redemption price per
share	$9.56	$21.49	$28.06	$16.04

Class R6
Net assets	n/a	n/a	n/a	$26,754,622
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,670,411
Net asset value and redemption price per
share	n/a	n/a	n/a	$16.02

Class S
Net assets	$11,767,706	$44,261,665	$111,162,347	$70,088,612
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,221,707	2,094,997	3,959,423	4,507,989
Net asset value and redemption price per
share	$9.63	$21.13	$28.08	$15.55

Class S2
Net assets	n/a	$190,889,568	$5,835,854	$1,755,534
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	9,263,858	209,442	115,607
Net asset value and redemption price per
share	n/a	$20.61	$27.86	$15.19

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,334,781	$21,437	$5,860,601	$5,639,901
Dividends from affiliated underlying funds	2,430,740	—	—	—
Interest, net of foreign taxes withheld*	6,348,045	10,815,264	1,720	1,376
Securities lending income, net	6,074	72,453	100	853
Other	2,018	1,214	8,567	2,152
Total investment income	11,121,658	10,910,368	5,870,988	5,644,282
EXPENSES:
Investment management fees	1,420,978	—	7,058,061	1,978,837
Unified fees	—	769,044	—	—
Distribution and shareholder service fees:
Class ADV	134,090	167,876	1,103,488	130,328
Class S	199,967	31,290	350,626	17,342
Class S2	4,788	2,963	81,350	433
Transfer agent fees:
Class ADV	11,623	—	101,170	24,992
Class I	80,529	—	390,276	204,982
Class R6	—	—	4	34
Class S	41,603	—	77,150	7,981
Class S2	622	—	11,187	125
Shareholder reporting expense	7,046	—	36,491	14,814
Professional fees	18,256	—	117,612	22,086
Custody and accounting expense	76,919	—	126,085	19,910
Trustee fees and expenses	6,512	11,972	27,365	6,679
Miscellaneous expense	7,664	—	111,270	16,070
Interest expense	3,191	—	—	1,490
Total expenses	2,013,788	983,145	9,592,135	2,446,103
Waived and reimbursed fees	(117,160)	(23,424)	(756,563)	(462,652)
Net expenses	1,896,628	959,721	8,835,572	1,983,451
Net investment income (loss)	9,225,030	9,950,647	(2,964,584)	3,660,831
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,005,924	740,301	110,785,169	27,614,495
Forward foreign currency contracts	(114,000)	—	—	—
Foreign currency related transactions	27,569	—	—	(1,059)
Futures	1,625,161	—	—	—
Swaps	(211,956)	277,343	—	—
Written options	222,129	—	—	—
Net realized gain	11,554,827	1,017,644	110,785,169	27,613,436
Net change in unrealized appreciation (depreciation) on:
Investments	10,726,281	3,381,627	4,284,480	3,471,879
Affiliated underlying funds	1,137,911	—	—	—
Forward foreign currency contracts	(1,275,706)	—	—	—
Foreign currency related transactions	37,974	—	—	4,316
Futures	554,554	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)(continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
Swaps	572,868	—	—	—
Written options	412,813	—	—	—
Net change in unrealized appreciation (depreciation)	12,166,695	3,381,627	4,284,480	3,476,195
Net realized and unrealized gain	23,721,522	4,399,271	115,069,649	31,089,631
Increase in net assets resulting from operations	$32,946,552	$14,349,918	$112,105,065	$34,750,462
* Foreign taxes withheld	$87,321	$—	$—	$9,963

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$192,197	$27,334,396	$3,027,948	$2,172,207
Interest	6,086,213	101,486	—	8,450
Securities lending income, net	5,466	3,492	989	35,660
Other	1,060	15,512	635	1,445
Total investment income	6,284,936	27,454,886	3,029,572	2,217,762
EXPENSES:
Investment management fees	—	—	666,413	—
Unified fees	365,677	5,088,521	—	1,454,884
Distribution and shareholder service fees:
Class ADV	30,606	241,378	97,158	295,109
Class S	22,893	54,266	145,191	88,250
Class S2	—	366,956	11,752	3,411
Transfer agent fees:
Class ADV	—	—	23,258	—
Class I	—	—	1,716	—
Class S	—	—	83,409	—
Class S2	—	—	4,221	—
Shareholder reporting expense	—	—	4,545	—
Professional fees	—	—	7,811	—
Custody and accounting expense	—	—	7,811	—
Trustee fees and expenses	3,281	180,618	1,977	21,603
Miscellaneous expense	—	—	4,216	—
Interest expense	93	4,661	215	—
Total expenses	422,550	5,936,400	1,059,693	1,863,257
Waived and reimbursed fees	—	(2,171)	(216,269)	—
Brokerage commission recapture	—	—	(1,894)	(24,063)
Net expenses	422,550	5,934,229	841,530	1,839,194
Net investment income	5,862,386	21,520,657	2,188,042	378,568
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	440,686	106,667,420	(3,636,634)	21,743,830
Futures	142,949	(543,838)	—	(822,886)
Net realized gain (loss)	583,635	106,123,582	(3,636,634)	20,920,944
Net change in unrealized appreciation (depreciation) on:
Investments	1,627,467	114,589,418	(1,340,601)	(29,551,910)
Foreign currency related transactions	—	—	60	—
Futures	(297,833)	1,766,583	—	362,393
Net change in unrealized appreciation (depreciation)	1,329,634	116,356,001	(1,340,541)	(29,189,517)
Net realized and unrealized gain (loss)	1,913,269	222,479,583	(4,977,175)	(8,268,573)
Increase (decrease) in net assets resulting from operations	$7,775,655	$244,000,240	$(2,789,133)	$(7,890,005)

* Foreign taxes withheld	$—	$6,219	$—	$3,456

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$9,225,030	$11,857,493	$9,950,647	$25,455,653
Net realized gain (loss)	11,554,827	6,611,055	1,017,644	(8,237,473)
Net change in unrealized appreciation (depreciation)	12,166,695	20,753,658	3,381,627	12,622,663
Increase in net assets resulting from operations	32,946,552	39,222,206	14,349,918	29,840,843

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(437,682)	(1,663,553)	(3,584,436)
Class I	—	(4,554,640)	(7,524,641)	(13,938,626)
Class S	—	(2,035,861)	(788,275)	(7,942,640)
Class S2	—	(27,184)	(45,557)	(81,429)
Total distributions	—	(7,055,367)	(10,022,026)	(25,547,131)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,015,742	7,931,067	14,797,135	106,740,301
Proceeds from shares issued in merger (Note 14)	—	313,900,290	—	—
Reinvestment of distributions	—	7,055,347	10,022,026	25,362,917
	8,015,742	328,886,704	24,819,161	132,103,218
Cost of shares redeemed	(37,152,609)	(64,054,294)	(28,565,794)	(219,998,822)
Net increase (decrease) in net assets resulting from capital share transactions	(29,136,867)	264,832,410	(3,746,633)	(87,895,604)
Net increase (decrease) in net assets	3,809,685	296,999,249	581,259	(83,601,892)

NET ASSETS:
Beginning of year or period	524,870,443	227,871,194	318,365,183	401,967,075
End of year or period	$528,680,128	$524,870,443	$318,946,442	$318,365,183

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income (loss)	$(2,964,584)	$(14,264,403)	$3,660,831	$8,611,633
Net realized gain	110,785,169	1,026,093,133	27,613,436	81,906,212
Net change in unrealized appreciation (depreciation)	4,284,480	(47,297,067)	3,476,195	511,994
Increase in net assets resulting from operations	112,105,065	964,531,663	34,750,462	91,029,839

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(3,147,056)
Class I	—	—	—	(26,183,574)
Class R6	—	—	—	(7,858,342)
Class S	—	—	—	(1,742,353)
Class S2	—	—	—	(16,420)
Total distributions	—	—	—	(38,947,745)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,601,435	81,274,562	15,836,928	47,304,154
Reinvestment of distributions	—	—	—	38,947,745
	38,601,435	81,274,562	15,836,928	86,251,899
Cost of shares redeemed	(168,042,010)	(2,804,567,561)	(92,824,999)	(94,589,424)
Net decrease in net assets resulting from capital share transactions	(129,440,575)	(2,723,292,999)	(76,988,071)	(8,337,525)
Net increase (decrease) in net assets	(17,335,510)	(1,758,761,336)	(42,237,609)	43,744,569

NET ASSETS:
Beginning of year or period	2,329,305,090	4,088,066,426	580,719,005	536,974,436
End of year or period	$2,311,969,580	$2,329,305,090	$538,481,396	$580,719,005

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$5,862,386	$14,133,791	$21,520,657	$47,928,639
Net realized gain (loss)	583,635	(3,975,283)	106,123,582	557,245,680
Net change in unrealized appreciation (depreciation)	1,329,634	5,272,423	116,356,001	348,502,520
Increase in net assets resulting from operations	7,775,655	15,430,931	244,000,240	953,676,839

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(199,347)	(460,481)	—	(8,431,480)
Class I	(5,224,696)	(12,455,204)	—	(347,586,480)
Class S	(388,787)	(2,520,284)	—	(22,399,357)
Class S2	—	—	—	(17,901,080)
Total distributions	(5,812,830)	(15,435,969)	—	(396,318,397)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,047,505	59,249,183	463,010,349	405,822,366
Reinvestment of distributions	5,688,850	15,414,924	—	396,318,397
	30,736,355	74,664,107	463,010,349	802,140,763
Cost of shares redeemed	(63,665,213)	(120,597,819)	(462,624,442)	(1,522,297,189)
Net increase (decrease) in net assets resulting from capital share transactions	(32,928,858)	(45,933,712)	385,907	(720,156,426)
Net increase (decrease) in net assets	(30,966,033)	(45,938,750)	244,386,147	(162,797,984)

NET ASSETS:
Beginning of year or period	297,295,623	343,234,373	4,100,937,476	4,263,735,460
End of year or period	$266,329,590	$297,295,623	$4,345,323,623	$4,100,937,476

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® CBRE Real Estate Portfolio		VY® JPMorgan Small Cap Core Equity Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$2,188,042	$4,362,407	$378,568	$912,907
Net realized gain (loss)	(3,636,634)	5,286,238	20,920,944	50,314,070
Net change in unrealized appreciation (depreciation)	(1,340,541)	(2,171,974)	(29,189,517)	(5,619,123)
Increase (decrease) in net assets resulting from operations	(2,789,133)	7,476,671	(7,890,005)	45,607,854

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(844,777)	—	(53,504)
Class I	—	(80,434)	—	(1,076,249)
Class R6	—	—	—	(161,903)
Class S	—	(3,261,221)	—	(244,489)
Class S2	—	(162,004)	—	(1,142)
Total distributions	—	(4,348,436)	—	(1,537,287)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,559,305	6,804,194	9,462,271	25,496,384
Reinvestment of distributions	—	4,348,436	—	1,537,287
	2,559,305	11,152,630	9,462,271	27,033,671
Cost of shares redeemed	(15,448,653)	(35,641,312)	(111,183,572)	(81,733,652)
Net decrease in net assets resulting from capital share transactions	(12,889,348)	(24,488,682)	(101,721,301)	(54,699,981)
Net decrease in net assets	(15,678,481)	(21,360,447)	(109,611,306)	(10,629,414)

NET ASSETS:
Beginning of year or period	166,849,768	188,210,215	426,896,772	437,526,186
End of year or period	$151,171,287	$166,849,768	$317,285,466	$426,896,772

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Income Portfolio
Class ADV
06-30-25+	9.56	0.15	•	0.44	0.59	—	—	—	—	—	10.15	6.17	1.25	1.20	1.20	3.10	45,571	36
12-31-24	8.58	0.26	•	0.81	1.07	0.09	—	—	0.09	—	9.56	12.46	1.25	1.20	1.20	2.80	45,533	80
12-31-23	7.93	0.24	•	0.62	0.86	0.21	—	—	0.21	—	8.58	11.02	1.24	1.20	1.20	2.95	46,186	142
12-31-22	10.39	0.19	•	(1.67)	(1.48)	0.18	0.80	—	0.98	—	7.93	(14.30)	1.24	1.20	1.20	2.13	48,684	104
12-31-21	9.77	0.17	•	0.67	0.84	0.22	—	—	0.22	—	10.39	8.65	1.22	1.20	1.20	1.69	65,611	133
12-31-20	10.65	0.21	•	(0.01)	0.20	0.36	0.72	—	1.08	—	9.77	2.80	1.22	1.20	1.20	2.20	66,515	69
Class I
06-30-25+	10.17	0.19	•	0.48	0.67	—	—	—	—	—	10.84	6.59	0.65	0.60	0.60	3.70	316,986	36
12-31-24	9.13	0.34	•	0.84	1.18	0.14	—	—	0.14	—	10.17	13.00	0.65	0.60	0.60	3.36	312,128	80
12-31-23	8.43	0.31	•	0.66	0.97	0.27	—	—	0.27	—	9.13	11.68	0.64	0.60	0.60	3.56	6,009	142
12-31-22	10.99	0.26	•	(1.77)	(1.51)	0.25	0.80	—	1.05	—	8.43	(13.78)	0.64	0.60	0.60	2.73	6,024	104
12-31-21	10.31	0.25	•	0.71	0.96	0.28	—	—	0.28	—	10.99	9.42	0.62	0.60	0.60	2.29	7,878	133
12-31-20	11.19	0.29	•	(0.03)	0.26	0.42	0.72	—	1.14	—	10.31	3.33	0.62	0.60	0.60	2.79	7,943	69
Class S
06-30-25+	10.12	0.18	•	0.47	0.65	—	—	—	—	—	10.77	6.42	0.90	0.85	0.85	3.45	163,815	36
12-31-24	9.08	0.31	•	0.85	1.16	0.12	—	—	0.12	—	10.12	12.79	0.90	0.85	0.85	3.14	164,601	80
12-31-23	8.38	0.29	•	0.66	0.95	0.25	—	—	0.25	—	9.08	11.42	0.89	0.85	0.85	3.30	173,258	142
12-31-22	10.92	0.23	•	(1.75)	(1.52)	0.22	0.80	—	1.02	—	8.38	(13.97)	0.89	0.85	0.85	2.47	184,513	104
12-31-21	10.25	0.22	•	0.70	0.92	0.25	—	—	0.25	—	10.92	9.09	0.87	0.85	0.85	2.04	256,146	133
12-31-20	11.13	0.26	•	(0.03)	0.23	0.39	0.72	—	1.11	—	10.25	3.03	0.87	0.85	0.85	2.55	266,536	69
Class S2
06-30-25+	10.10	0.17	•	0.47	0.64	—	—	—	—	—	10.74	6.34	1.05	1.00	1.00	3.29	2,308	36
12-31-24	9.06	0.29	•	0.85	1.14	0.10	—	—	0.10	—	10.10	12.66	1.05	1.00	1.00	3.01	2,609	80
12-31-23	8.36	0.27	•	0.66	0.93	0.23	—	—	0.23	—	9.06	11.20	1.04	1.00	1.00	3.15	2,418	142
12-31-22	10.89	0.22	•	(1.75)	(1.53)	0.20	0.80	—	1.00	—	8.36	(14.14)	1.04	1.00	1.00	2.32	2,698	104
12-31-21	10.22	0.20	•	0.70	0.90	0.23	—	—	0.23	—	10.89	8.88	1.02	1.00	1.00	1.89	4,112	133
12-31-20	11.10	0.27		(0.04)	0.23	0.39	0.72	—	1.11	—	10.22	3.02	1.02	1.00	1.00	2.40	5,189	69
Voya High Yield Portfolio
Class ADV
06-30-25+	8.70	0.25	•	0.13	0.38	0.26	—	—	0.26	—	8.82	4.40	1.10	1.09	1.09	5.90	56,744	97
12-31-24	8.65	0.53	•	0.05	0.58	0.53	—	—	0.53	—	8.70	6.90	1.10	1.08	1.08	6.10	57,509	88
12-31-23	8.23	0.50	•	0.43	0.93	0.51	—	—	0.51	—	8.65	11.63	1.09	1.08	1.08	5.91	61,268	47
12-31-22	9.94	0.46	•	(1.72)	(1.26)	0.45	—	—	0.45	—	8.23	(12.83)	1.10	1.08	1.08	5.22	61,172	21
12-31-21	9.96	0.45	•	0.01	0.46	0.46	—	0.02	0.48	—	9.94	4.65	1.10	1.08	1.08	4.52	79,216	63
12-31-20	9.94	0.46	•	0.03	0.49	0.46	—	0.01	0.47	—	9.96	5.26	1.10	1.08	1.08	4.80	80,017	90
Class I
06-30-25+	8.70	0.28	•	0.13	0.41	0.28	—	—	0.28	—	8.83	4.82	0.50	0.49	0.49	6.50	236,043	97
12-31-24	8.66	0.58	•	0.04	0.62	0.58	—	—	0.58	—	8.70	7.42	0.50	0.48	0.48	6.70	233,489	88
12-31-23	8.24	0.55	•	0.43	0.98	0.56	—	—	0.56	—	8.66	12.28	0.49	0.48	0.48	6.51	165,274	47
12-31-22	9.95	0.51	•	(1.72)	(1.21)	0.50	—	—	0.50	—	8.24	(12.28)	0.50	0.48	0.48	5.83	152,175	21
12-31-21	9.97	0.51	•	0.01	0.52	0.52	—	0.02	0.54	—	9.95	5.28	0.50	0.48	0.48	5.12	189,224	63
12-31-20	9.94	0.51	•	0.05	0.56	0.52	—	0.01	0.53	—	9.97	6.00	0.50	0.48	0.48	5.40	191,358	90
Class S
06-30-25+	8.70	0.27	•	0.12	0.39	0.27	—	—	0.27	—	8.82	4.58	0.75	0.74	0.74	6.26	24,583	97
12-31-24	8.65	0.56	•	0.05	0.61	0.56	—	—	0.56	—	8.70	7.28	0.75	0.73	0.73	6.45	25,957	88
12-31-23	8.23	0.52	•	0.44	0.96	0.54	—	—	0.54	—	8.65	12.01	0.74	0.73	0.73	6.26	174,158	47
12-31-22	9.94	0.49	•	(1.72)	(1.23)	0.48	—	—	0.48	—	8.23	(12.52)	0.75	0.73	0.73	5.56	179,355	21
12-31-21	9.96	0.48	•	0.01	0.49	0.49	—	0.02	0.51	—	9.94	5.01	0.75	0.73	0.73	4.87	244,800	63

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio (continued)
Class S (continued)
12-31-20	9.94	0.49	•	0.04	0.53	0.50	—	0.01	0.51	—	9.96	5.63	0.75	0.73	0.73	5.15	266,537	90
Class S2
06-30-25+	8.71	0.26	•	0.13	0.39	0.27	—	—	0.27	—	8.83	4.50	0.90	0.89	0.89	6.09	1,576	97
12-31-24	8.66	0.55	•	0.05	0.60	0.55	—	—	0.55	—	8.71	7.12	0.90	0.88	0.88	6.29	1,414	88
12-31-23	8.24	0.51	•	0.43	0.94	0.52	—	—	0.52	—	8.66	11.83	0.89	0.88	0.88	6.10	1,267	47
12-31-22	9.95	0.48	•	(1.72)	(1.24)	0.47	—	—	0.47	—	8.24	(12.63)	0.90	0.88	0.88	5.34	1,407	21
12-31-21	9.97	0.47	•	0.01	0.48	0.48	—	0.02	0.50	—	9.95	4.86	0.90	0.88	0.88	4.72	2,688	63
12-31-20	9.95	0.48	•	0.03	0.51	0.48	—	0.01	0.49	—	9.97	5.48	0.90	0.88	0.88	4.99	3,119	90
Voya Large Cap Growth Portfolio
Class ADV
06-30-25+	14.13	(0.05	)•	0.77	0.72	—	—	—	—	—	14.85	5.10	1.34	1.27	1.27	(0.73)	389,356	25
12-31-24	10.54	(0.09	)•	3.68	3.59	—	—	—	—	—	14.13	34.06	1.31	1.27	1.27	(0.73)	395,905	42
12-31-23	7.69	(0.05	)•	2.90	2.85	—	—	—	—	—	10.54	37.06	1.31	1.27	1.27	(0.56)	1,497,865	57
12-31-22	19.43	(0.07	)•	(5.77)	(5.84)	—	5.90	—	5.90	—	7.69	(30.97)	1.31	1.27	1.27	(0.58)	1,263,757	47
12-31-21	20.45	(0.14	)•	3.76	3.62	—	4.64	—	4.64	—	19.43	18.89	1.30	1.27	1.27	(0.68)	2,085,856	72
12-31-20	17.96	(0.08)		5.00	4.92	—	2.43	—	2.43	—	20.45	30.11	1.32	1.27	1.27	(0.43)	2,073,088	86
Class I
06-30-25+	18.36	(0.01	)•	1.01	1.00	—	—	—	—	—	19.36	5.45	0.74	0.67	0.67	(0.13)	1,517,351	25
12-31-24	13.62	(0.01	)•	4.75	4.74	—	—	—	—	—	18.36	34.80	0.71	0.67	0.67	(0.09)	1,518,131	42
12-31-23	9.88	0.01	•	3.73	3.74	—	—	—	—	—	13.62	37.86	0.71	0.67	0.67	0.05	1,260,097	57
12-31-22	22.48	0.00	*•	(6.70)	(6.70)	—	5.90	—	5.90	—	9.88	(30.50)	0.71	0.67	0.67	0.02	1,251,871	47
12-31-21	22.90	(0.02	)•	4.24	4.22	—	4.64	—	4.64	—	22.48	19.55	0.70	0.67	0.67	(0.07)	1,937,889	72
12-31-20	19.83	0.04	•	5.57	5.61	0.11	2.43	—	2.54	—	22.90	30.88	0.72	0.67	0.67	0.17	2,436,873	86
Class R6
06-30-25+	18.39	(0.01	)•	1.01	1.00	—	—	—	—	—	19.39	5.44	0.69	0.67	0.67	(0.13)	68,678	25
12-31-24	13.64	(0.01	)•	4.76	4.75	—	—	—	—	—	18.39	34.82	0.68	0.67	0.67	(0.09)	67,229	42
12-31-23	9.90	0.01	•	3.73	3.74	—	—	—	—	—	13.64	37.78	0.67	0.67	0.67	0.05	66,206	57
12-31-22	22.50	0.00	*	(6.70)	(6.70)	—	5.90	—	5.90	—	9.90	(30.47)	0.68	0.67	0.67	0.02	53,900	47
12-31-21	22.91	(0.02	)•	4.25	4.23	—	4.64	—	4.64	—	22.50	19.58	0.67	0.67	0.67	(0.08)	95,588	72
12-31-20	19.84	0.03		5.58	5.61	0.11	2.43	—	2.54	—	22.91	30.86	0.67	0.67	0.67	0.16	88,303	86
Class S
06-30-25+	16.91	(0.03	)•	0.93	0.90	—	—	—	—	—	17.81	5.32	0.99	0.92	0.92	(0.38)	293,058	25
12-31-24	12.57	(0.06	)•	4.40	4.34	—	—	—	—	—	16.91	34.53	0.96	0.92	0.92	(0.38)	304,779	42
12-31-23	9.15	(0.02	)•	3.44	3.42	—	—	—	—	—	12.57	37.38	0.96	0.92	0.92	(0.21)	1,219,524	57
12-31-22	21.47	(0.03	)•	(6.39)	(6.42)	—	5.90	—	5.90	—	9.15	(30.66)	0.96	0.92	0.92	(0.23)	1,066,004	47
12-31-21	22.10	(0.07	)•	4.08	4.01	—	4.64	—	4.64	—	21.47	19.28	0.95	0.92	0.92	(0.33)	1,787,956	72
12-31-20	19.21	(0.01)		5.38	5.37	0.05	2.43	—	2.48	—	22.10	30.59	0.97	0.92	0.92	(0.08)	1,867,154	86
Class S2
06-30-25+	16.43	(0.04	)•	0.89	0.85	—	—	—	—	—	17.28	5.17	1.14	1.07	1.07	(0.53)	43,526	25
12-31-24	12.23	(0.07	)•	4.27	4.20	—	—	—	—	—	16.43	34.34	1.11	1.07	1.07	(0.50)	43,261	42
12-31-23	8.91	(0.04	)•	3.36	3.32	—	—	—	—	—	12.23	37.26	1.11	1.07	1.07	(0.36)	44,374	57
12-31-22	21.16	(0.05	)•	(6.30)	(6.35)	—	5.90	—	5.90	—	8.91	(30.80)	1.11	1.07	1.07	(0.38)	36,077	47
12-31-21	21.87	(0.10	)•	4.03	3.93	—	4.64	—	4.64	—	21.16	19.10	1.10	1.07	1.07	(0.48)	64,403	72
12-31-20	19.03	(0.04)		5.33	5.29	0.02	2.43	—	2.45	—	21.87	30.43	1.12	1.07	1.07	(0.22)	65,511	86
Voya Large Cap Value Portfolio
Class ADV
06-30-25+	5.74	0.02	•	0.32	0.34	—	—	—	—	—	6.08	5.92	1.49	1.29	1.29	0.84	44,371	57
12-31-24	5.30	0.05	•	0.81	0.86	0.10	0.32	—	0.42	—	5.74	16.39	1.47	1.28	1.28	0.93	43,980	101

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class ADV (continued)
12-31-23	4.83	0.06	•	0.57	0.63	0.09	0.07	—	0.16	—	5.30	13.03	1.48	1.24	1.24	1.18	44,283	82
12-31-22	13.67	0.08	•	(1.13)	(1.05)	0.06	7.73	—	7.79	—	4.83	(3.88)	1.50	1.24	1.24	1.02	46,054	74
12-31-21	11.16	0.08	•	2.83	2.91	0.22	0.18	—	0.40	—	13.67	26.24	1.42	1.24	1.24	0.66	52,418	82
12-31-20	11.96	0.15		0.26	0.41	0.18	1.03	—	1.21	—	11.16	5.61	1.43	1.24	1.24	1.43	47,671	130
Class I
06-30-25+	6.35	0.05	•	0.34	0.39	—	—	—	—	—	6.74	6.14	0.89	0.69	0.69	1.44	358,546	57
12-31-24	5.80	0.10	•	0.88	0.98	0.11	0.32	—	0.43	—	6.35	17.06	0.87	0.68	0.68	1.53	399,147	101
12-31-23	5.23	0.10	•	0.62	0.72	0.08	0.07	—	0.15	—	5.80	13.73	0.88	0.64	0.64	1.78	375,498	82
12-31-22	14.04	0.13	•	(1.13)	(1.00)	0.08	7.73	—	7.81	—	5.23	(3.21)	0.90	0.64	0.64	1.62	357,384	74
12-31-21	11.45	0.17	•	2.90	3.07	0.30	0.18	—	0.48	—	14.04	26.99	0.82	0.64	0.64	1.26	386,934	82
12-31-20	12.22	0.22		0.28	0.50	0.24	1.03	—	1.27	—	11.45	6.28	0.83	0.64	0.64	2.02	329,385	130
Class R6
06-30-25+	6.30	0.05	•	0.35	0.40	—	—	—	—	—	6.70	6.35	0.78	0.69	0.69	1.44	123,859	57
12-31-24	5.76	0.10	•	0.87	0.97	0.11	0.32	—	0.43	—	6.30	16.99	0.76	0.68	0.68	1.53	112,519	101
12-31-23	5.21	0.10	•	0.62	0.72	0.10	0.07	—	0.17	—	5.76	13.80	0.77	0.64	0.64	1.77	92,856	82
12-31-22	14.03	0.12	•	(1.12)	(1.00)	0.09	7.73	—	7.82	—	5.21	(3.26)	0.78	0.64	0.64	1.71	72,042	74
12-31-21	11.44	0.19	•	2.88	3.07	0.30	0.18	—	0.48	—	14.03	27.02	0.76	0.64	0.64	1.41	12,976	82
12-31-20	12.21	0.21	•	0.29	0.50	0.24	1.03	—	1.27	—	11.44	6.27	0.77	0.64	0.64	2.01	230	130
Class S
06-30-25+	5.95	0.04	•	0.33	0.37	—	—	—	—	—	6.32	6.22	1.14	0.94	0.94	1.17	11,558	57
12-31-24	5.46	0.08	•	0.83	0.91	0.10	0.32	—	0.42	—	5.95	16.89	1.12	0.93	0.93	1.28	24,820	101
12-31-23	4.96	0.08	•	0.58	0.66	0.09	0.07	—	0.16	—	5.46	13.28	1.13	0.89	0.89	1.53	24,122	82
12-31-22	13.78	0.10	•	(1.11)	(1.01)	0.08	7.73	—	7.81	—	4.96	(3.47)	1.15	0.89	0.89	1.36	25,128	74
12-31-21	11.25	0.13	•	2.85	2.98	0.27	0.18	—	0.45	—	13.78	26.67	1.07	0.89	0.89	0.99	30,661	82
12-31-20	12.04	0.19		0.27	0.46	0.22	1.03	—	1.25	—	11.25	5.97	1.08	0.89	0.89	1.78	611,514	130
Class S2
06-30-25+	5.97	0.03	•	0.33	0.36	—	—	—	—	—	6.33	6.03	1.29	1.09	1.09	1.06	147	57
12-31-24	5.48	0.07	•	0.84	0.91	0.10	0.32	—	0.42	—	5.97	16.73	1.27	1.08	1.08	1.13	252	101
12-31-23	4.97	0.07	•	0.59	0.66	0.08	0.07	—	0.15	—	5.48	13.24	1.28	1.04	1.04	1.38	215	164
12-31-22	13.80	0.09	•	(1.12)	(1.03)	0.07	7.73	—	7.80	—	4.97	(3.69)	1.28	1.04	1.04	1.23	189	74
12-31-21	11.27	0.11	•	2.85	2.96	0.25	0.18	—	0.43	—	13.80	26.43	1.22	1.04	1.04	0.87	196	82
12-31-20	12.06	0.17	•	0.27	0.44	0.20	1.03	—	1.23	—	11.27	5.86	1.23	1.04	1.04	1.63	154	130
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-25+	9.30	0.18	•	0.07	0.25	0.18	—	—	0.18	—	9.37	2.72	0.88	0.88	0.88	3.94	10,518	126
12-31-24	9.29	0.36	•	0.05	0.41	0.40	—	—	0.40	—	9.30	4.52	0.88	0.88	0.88	3.91	10,033	298
12-31-23	9.23	0.31	•	0.07	0.38	0.32	—	—	0.32	—	9.29	4.17	0.88	0.88	0.88	3.38	11,268	281
12-31-22	9.87	0.14	•	(0.66)	(0.52)	0.12	—	—	0.12	—	9.23	(5.26)	0.88	0.88	0.88	1.53	13,671	306
12-31-21	10.03	0.05	•	(0.10)	(0.05)	0.11	—	—	0.11	—	9.87	(0.55)	0.88	0.88	0.88	0.47	14,958	253
12-31-20	9.91	0.12		0.16	0.28	0.16	—	—	0.16	—	10.03	2.87	0.88	0.88	0.88	1.15	15,016	263
Class I
06-30-25+	9.49	0.21	•	0.07	0.28	0.21	—	—	0.21	—	9.56	3.01	0.28	0.28	0.28	4.54	244,044	126
12-31-24	9.48	0.43	•	0.05	0.48	0.47	—	—	0.47	—	9.49	5.14	0.28	0.28	0.28	4.51	235,923	298
12-31-23	9.42	0.38	•	0.06	0.44	0.38	—	—	0.38	—	9.48	4.79	0.28	0.28	0.28	3.99	273,180	281
12-31-22	10.07	0.21	•	(0.68)	(0.47)	0.18	—	—	0.18	—	9.42	(4.66)	0.28	0.28	0.28	2.16	301,980	306
12-31-21	10.23	0.11	•	(0.10)	0.01	0.17	—	—	0.17	—	10.07	0.08	0.28	0.28	0.28	1.06	329,913	253
12-31-20	10.11	0.17	•	0.18	0.35	0.23	—	—	0.23	—	10.23	3.46	0.28	0.28	0.28	1.70	332,196	263

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class S
06-30-25+	9.56	0.20	•	0.07	0.27	0.20	—	—	0.20	—	9.63	2.88	0.53	0.53	0.53	4.30	11,768	126
12-31-24	9.55	0.41	•	0.05	0.46	0.45	—	—	0.45	—	9.56	4.88	0.53	0.53	0.53	4.26	51,340	298
12-31-23	9.49	0.36	•	0.06	0.42	0.36	—	—	0.36	—	9.55	4.52	0.53	0.53	0.53	3.75	58,787	281
12-31-22	10.15	0.18	•	(0.68)	(0.50)	0.16	—	—	0.16	—	9.49	(4.94)	0.53	0.53	0.53	1.87	57,412	306
12-31-21	10.31	0.08	•	(0.10)	(0.02)	0.14	—	—	0.14	—	10.15	(0.16)	0.53	0.53	0.53	0.82	71,037	253
12-31-20	10.19	0.16		0.16	0.32	0.20	—	—	0.20	—	10.31	3.19	0.53	0.53	0.53	1.50	71,911	263
Voya U.S. Stock Index Portfolio
Class ADV
06-30-25+	19.04	0.06	•	1.04	1.10	—	—	—	—	—	20.14	5.78	0.80	0.80	0.80	0.60	94,614	6
12-31-24	16.82	0.11	•	3.87	3.98	0.16	1.60	—	1.76	—	19.04	24.06	0.80	0.80	0.80	0.61	93,832	2
12-31-23	15.01	0.14	•	3.54	3.68	0.17	1.70	—	1.87	—	16.82	25.25	0.80	0.80	0.80	0.89	83,268	6
12-31-22	20.92	0.14	•	(4.09)	(3.95)	0.14	1.82	—	1.96	—	15.01	(18.78)	0.80	0.80	0.80	0.82	73,855	8
12-31-21	18.21	0.12	•	4.72	4.84	0.11	2.02	—	2.13	—	20.92	27.66	0.80	0.80	0.80	0.61	99,373	3
12-31-20	16.38	0.18		2.55	2.73	0.24	0.66	—	0.90	—	18.21	17.48	0.79	0.79	0.79	1.03	100,049	9
Class I
06-30-25+	20.27	0.11	•	1.11	1.22	—	—	—	—	—	21.49	6.02	0.27	0.27	0.27	1.13	4,015,558	6
12-31-24	17.80	0.22	•	4.10	4.32	0.25	1.60	—	1.85	—	20.27	24.68	0.27	0.27	0.27	1.14	3,761,609	2
12-31-23	15.78	0.24	•	3.74	3.98	0.26	1.70	—	1.96	—	17.80	25.93	0.27	0.27	0.27	1.42	3,746,966	6
12-31-22	21.87	0.24	•	(4.28)	(4.04)	0.23	1.82	—	2.05	—	15.78	(18.35)	0.27	0.27	0.27	1.35	3,602,730	8
12-31-21	18.94	0.23	•	4.95	5.18	0.23	2.02	—	2.25	—	21.87	28.37	0.27	0.27	0.27	1.14	4,525,779	3
12-31-20	16.99	0.28		2.66	2.94	0.33	0.66	—	0.99	—	18.94	18.11	0.26	0.26	0.26	1.55	4,258,517	9
Class S
06-30-25+	19.95	0.09	•	1.09	1.18	—	—	—	—	—	21.13	5.91	0.52	0.51	0.51	0.89	44,262	6
12-31-24	17.54	0.17	•	4.04	4.21	0.20	1.60	—	1.80	—	19.95	24.43	0.52	0.51	0.51	0.91	49,386	2
12-31-23	15.57	0.20	•	3.67	3.87	0.20	1.70	—	1.90	—	17.54	25.56	0.52	0.51	0.51	1.18	260,411	6
12-31-22	21.60	0.20	•	(4.22)	(4.02)	0.19	1.82	—	2.01	—	15.57	(18.50)	0.52	0.51	0.51	1.11	224,160	8
12-31-21	18.74	0.18	•	4.88	5.06	0.18	2.02	—	2.20	—	21.60	28.02	0.52	0.51	0.51	0.90	303,248	3
12-31-20	16.82	0.24		2.63	2.87	0.29	0.66	—	0.95	—	18.74	17.87	0.51	0.50	0.50	1.32	280,432	9
Class S2
06-30-25+	19.47	0.07	•	1.07	1.14	—	—	—	—	—	20.61	5.86	0.67	0.67	0.67	0.73	190,890	6
12-31-24	17.17	0.14	•	3.94	4.08	0.18	1.60	—	1.78	—	19.47	24.18	0.67	0.67	0.67	0.74	196,110	2
12-31-23	15.31	0.17	•	3.61	3.78	0.22	1.70	—	1.92	—	17.17	25.38	0.67	0.67	0.67	1.02	173,092	6
12-31-22	21.28	0.17	•	(4.16)	(3.99)	0.16	1.82	—	1.98	—	15.31	(18.63)	0.67	0.67	0.67	0.95	142,580	8
12-31-21	18.49	0.15	•	4.81	4.96	0.15	2.02	—	2.17	—	21.28	27.85	0.67	0.67	0.67	0.74	181,812	3
12-31-20	16.62	0.20		2.59	2.79	0.26	0.66	—	0.92	—	18.49	17.62	0.66	0.66	0.66	1.16	151,642	9
VY® CBRE Real Estate Portfolio
Class ADV
06-30-25+	26.27	0.32	•	(0.81)	(0.49)	—	—	—	—	—	25.78	(1.87)	1.63	1.35	1.35	2.52	31,836	47
12-31-24	25.88	0.57	•	0.44	1.01	0.62	—	—	0.62	—	26.27	3.95	1.61	1.33	1.33	2.19	34,072	82
12-31-23	24.94	0.51	•	2.79	3.30	0.59	1.77	—	2.36	—	25.88	13.62	1.63	1.28	1.28	2.07	38,058	73
12-31-22	43.39	0.46	•	(11.98)	(11.52)	0.46	6.47	—	6.93	—	24.94	(27.40)	1.61	1.28	1.28	1.44	38,305	62
12-31-21	29.09	0.37	•	14.50	14.87	0.57	—	—	0.57	—	43.39	51.46	1.62	1.28	1.28	1.02	63,318	67
12-31-20	36.39	0.41	•	(3.54)	(3.13)	0.66	3.51	—	4.17	—	29.09	(6.89)	1.63	1.28	1.28	1.38	48,781	103
Class I
06-30-25+	28.51	0.44	•	(0.89)	(0.45)	—	—	—	—	—	28.06	(1.58)	1.03	0.75	0.75	3.13	2,337	47
12-31-24	28.05	0.79	•	0.48	1.27	0.81	—	—	0.81	—	28.51	4.58	1.01	0.73	0.73	2.78	2,504	82
12-31-23	26.92	0.56	•	3.18	3.74	0.84	1.77	—	2.61	—	28.05	14.31	1.03	0.68	0.68	2.07	3,281	73
12-31-22	46.19	0.72	•	(12.81)	(12.09)	0.71	6.47	—	7.18	—	26.92	(26.97)	1.01	0.68	0.68	2.10	8,128	62

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® CBRE Real Estate Portfolio (continued)
Class I (continued)
12-31-21	30.88	0.62	•	15.41	16.03	0.72	—	—	0.72	—	46.19	52.34	1.02	0.68	0.68	1.65	11,745	67
12-31-20	38.38	0.55	•	(3.64)	(3.09)	0.90	3.51	—	4.41	—	30.88	(6.32)	1.03	0.68	0.68	1.76	14,403	103
Class S
06-30-25+	28.56	0.40	•	(0.88)	(0.48)	—	—	—	—	—	28.08	(1.68)	1.28	1.00	1.00	2.86	111,162	47
12-31-24	28.08	0.72	•	0.47	1.19	0.71	—	—	0.71	—	28.56	4.30	1.26	0.98	0.98	2.54	124,125	82
12-31-23	26.88	0.64	•	3.03	3.67	0.70	1.77	—	2.47	—	28.08	14.04	1.28	0.93	0.93	2.41	139,768	73
12-31-22	46.11	0.62	•	(12.77)	(12.15)	0.61	6.47	—	7.08	—	26.88	(27.14)	1.26	0.93	0.93	1.80	143,264	62
12-31-21	30.87	0.52	•	15.39	15.91	0.67	—	—	0.67	—	46.11	51.96	1.27	0.93	0.93	1.37	227,726	67
12-31-20	38.32	0.53	•	(3.68)	(3.15)	0.79	3.51	—	4.30	—	30.87	(6.53)	1.28	0.93	0.93	1.71	173,126	103
Class S2
06-30-25+	28.36	0.38	•	(0.88)	(0.50)	—	—	—	—	—	27.86	(1.76)	1.43	1.15	1.15	2.72	5,836	47
12-31-24	27.89	0.67	•	0.47	1.14	0.67	—	—	0.67	—	28.36	4.14	1.41	1.13	1.13	2.38	6,150	82
12-31-23	26.70	0.59	•	3.01	3.60	0.64	1.77	—	2.41	—	27.89	13.86	1.43	1.08	1.08	2.24	7,103	73
12-31-22	45.78	0.54	•	(12.65)	(12.11)	0.50	6.47	—	6.97	—	26.70	(27.25)	1.41	1.08	1.08	1.58	7,597	62
12-31-21	30.64	0.46	•	15.28	15.74	0.60	—	—	0.60	—	45.78	51.74	1.42	1.08	1.08	1.21	13,826	67
12-31-20	38.07	0.46	•	(3.64)	(3.18)	0.74	3.51	—	4.25	—	30.64	(6.69)	1.43	1.08	1.08	1.49	11,420	103
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-25+	14.31	(0.01	)••	(0.42)	(0.43)	—	—	—	—	—	13.88	(3.01)	1.49	1.49	1.48	(0.13)	96,912	45
12-31-24	12.97	(0.03	)•	1.38	1.35	0.01	—	—	0.01	—	14.31	10.38	1.48	1.48	1.47	(0.20)	106,939	55
12-31-23	12.47	(0.01	)•	1.46	1.45	—	0.95	—	0.95	—	12.97	11.88	1.48	1.48	1.46	(0.07)	109,167	46
12-31-22	19.30	(0.03	)•	(3.59)	(3.62)	—	3.21	—	3.21	—	12.47	(18.08)	1.47	1.47	1.47	(0.18)	105,703	46
12-31-21	17.26	(0.08	)•	3.14	3.06	—	1.02	—	1.02	—	19.30	17.94	1.46	1.46	1.45	(0.44)	140,945	52
12-31-20	14.90	(0.01)		2.37	2.36	—	—	—	—	—	17.26	15.84	1.47	1.47	1.46	(0.03)	128,295	71
Class I
06-30-25+	16.49	0.03	••	(0.48)	(0.45)	—	—	—	—	—	16.04	(2.73)	0.89	0.89	0.88	0.42	121,775	45
12-31-24	14.92	0.06	•	1.59	1.65	0.08	—	—	0.08	—	16.49	11.09	0.88	0.88	0.87	0.41	209,997	55
12-31-23	14.19	0.07	•	1.66	1.73	0.05	0.95	—	1.00	—	14.92	12.46	0.88	0.88	0.86	0.52	203,320	46
12-31-22	21.28	0.07	•	(3.95)	(3.88)	—	3.21	—	3.21	—	14.19	(17.57)	0.87	0.87	0.87	0.43	229,935	46
12-31-21	18.89	0.04	•	3.45	3.49	0.08	1.02	—	1.10	—	21.28	18.71	0.86	0.86	0.85	0.18	282,032	52
12-31-20	16.21	0.10		2.58	2.68	—	—	—	—	—	18.89	16.53	0.87	0.87	0.86	0.57	211,266	71
Class R6
06-30-25+	16.47	0.04	••	(0.49)	(0.45)	—	—	—	—	—	16.02	(2.73)	0.89	0.89	0.88	0.46	26,755	45
12-31-24	14.90	0.06	•	1.59	1.65	0.08	—	—	0.08	—	16.47	11.11	0.88	0.88	0.87	0.40	30,642	55
12-31-23	14.17	0.08	•	1.65	1.73	0.05	0.95	—	1.00	—	14.90	12.48	0.88	0.88	0.86	0.53	32,760	46
12-31-22	21.25	0.05	•	(3.92)	(3.87)	—	3.21	—	3.21	—	14.17	(17.55)	0.87	0.87	0.87	0.30	31,036	46
12-31-21	18.87	0.03	•	3.45	3.48	0.08	1.02	—	1.10	—	21.25	18.67	0.86	0.86	0.85	0.16	129,718	52
12-31-20	16.20	0.11	•	2.56	2.67	—	—	—	—	—	18.87	16.48	0.87	0.87	0.86	0.70	118,342	71
Class S
06-30-25+	16.00	0.02	••	(0.47)	(0.45)	—	—	—	—	—	15.55	(2.81)	1.14	1.14	1.13	0.22	70,089	45
12-31-24	14.49	0.02	•	1.53	1.55	0.04	—	—	0.04	—	16.00	10.74	1.13	1.13	1.12	0.15	77,527	55
12-31-23	13.80	0.04	•	1.62	1.66	0.02	0.95	—	0.97	—	14.49	12.26	1.13	1.13	1.11	0.28	86,418	46
12-31-22	20.85	0.03	•	(3.87)	(3.84)	—	3.21	—	3.21	—	13.80	(17.76)	1.12	1.12	1.12	0.16	86,656	46
12-31-21	18.55	(0.02	)•	3.38	3.36	0.04	1.02	—	1.06	—	20.85	18.32	1.11	1.11	1.10	(0.09)	124,185	52
12-31-20	15.95	0.05		2.55	2.60	—	—	—	—	—	18.55	16.30	1.12	1.12	1.11	0.31	122,575	71
Class S2
06-30-25+	15.64	0.01	••	(0.46)	(0.45)	—	—	—	—	—	15.19	(2.88)	1.29	1.29	1.28	0.07	1,756	45
12-31-24	14.15	(0.00	)*•	1.50	1.50	0.01	—	—	0.01	—	15.64	10.60	1.28	1.28	1.27	(0.03)	1,791	55

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio (continued)
Class S2 (continued)
12-31-23	13.51	0.02	•	1.57	1.59	—	0.95	—	0.95	—	14.15	12.00	1.28	1.28	1.26	0.13	5,862	46
12-31-22	20.52	0.00	*	(3.80)	(3.80)	—	3.21	—	3.21	—	13.51	(17.86)	1.27	1.27	1.27	0.01	6,076	46
12-31-21	18.27	(0.05	)•	3.33	3.28	0.01	1.02	—	1.03	—	20.52	18.17	1.26	1.26	1.25	(0.24)	8,692	52
12-31-20	15.74	0.03		2.50	2.53	—	—	—	—	—	18.27	16.07	1.27	1.27	1.26	0.16	8,312	71

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® CBRE Real Estate Portfolio (“CBRE Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”). All of the Portfolios are diversified except for Large Cap Growth, which is a non-diversified Portfolio of the Trust. In seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether U.S. Stock Index will be considered diversified or non-diversified at any time will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s

International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2025, the maximum amount of loss that Balanced Income would incur if its counterparties failed to perform would be $1,157,854 which represents the gross payments to be received on open forward foreign currency contracts, forward premium swaptions, OTC purchased options, total returns swaps and volatility swaps were they to be unwound as of June 30, 2025. There was no cash collateral pledged by any counterparty as of June 30, 2025.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2025, Balanced Income had a liability position of $1,661,619 on open forward foreign currency contracts, forward premium swaptions, volatility swaps and OTC written options. If a contingent feature would have been triggered as of June 30, 2025, the Portfolio could have been required to pay these amounts in cash to its counterparties. At June 30, 2025, Balanced Income pledged $490,000 in cash collateral for open OTC derivatives.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2025, Balanced Income had average contract amounts on forward foreign currency contracts purchased and sold of $6,036,114 and $15,308,016, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2025.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2025, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the period ended June 30, 2025, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2025.

	Purchased	Sold
Balanced Income	$256,726,283	$47,273,260
Limited Maturity Bond	116,628,912	34,852,453
U.S. Stock Index	95,743,625	—
JPMorgan Small Cap Core Equity	4,353,608	—

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2025.

K. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2025, Balanced Income had purchased and written foreign currency options with a notional value of $226,000 and $5,609,333, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables following the Portfolios of Investments for open purchased and written foreign currency options at June 30, 2025.

During the period ended June 30, 2025, Balanced Income had purchased and written interest rate swaptions with an average notional value of $7,749,756 and $12,047,789, respectively, to gain exposure to interest rates and to generate income. Please refer to the tables following the Portfolios of Investments for open purchased and written interest rate swaptions at June 30, 2025.

During the period ended June 30, 2025, Balanced Income had purchased and written forward premium swaptions with an average notional value of $28,821,615 and $54,882,358, respectively, to manage duration and yield curve exposures. Please refer to the tables following the Portfolios of Investments for open purchased and written forward premium swaptions at June 30, 2025.

During the period ended June 30, 2025, Balanced Income had written credit default swaptions with an average notional value of $12,685,750 to generate income. Please refer to the tables following the Portfolios of Investments for open written credit default swaptions at June 30, 2025.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2025, Balanced Income and High Yield bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced Income and High Yield used CDX swaps to hedge the credit risk and to gain additional exposure associated with various sectors within the credit market.

For the period ended June 30, 2025, Balanced Income had an average notional amount of $9,500,000 on credit default swaps to buy protection. Please refer to the tables within the respective Portfolio of Investments for open credit default swaps to buy protection at June 30, 2025.

For the period ended June 30, 2025, Balanced Income and High Yield had average notional amount of $7,661,000 and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

$12,500,000, respectively, on credit default swaps to sell protection. There were no open credit default swaps to sell protection for any Portfolio at June 30, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2025, Balanced Income had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on interest rate swaps was $3,806,578.

For the period ended June 30, 2025, Balanced Income had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $19,188,257.

Balanced Income entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open centrally cleared interest rate swaps at June 30, 2025.

At June 30, 2025, Balanced Income had pledged $520,000 in cash collateral for open centrally cleared swaps.

Total Return Swap Agreements. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2025, Balanced Income had an average notional amount of $12,410,000 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open receiver total return swaps at June 30, 2025.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2025, Balanced Income had an average notional amount of $5,364,000 and $5,122,333 on receiver and payer foreign currency volatility swaps, respectively. Please refer to the tables within the Portfolio of Investments for open receiver and payer foreign currency volatility swaps at June 30, 2025.

Cross-Currency Swaps. Certain Portfolios may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no open cross-currency swaps for any Portfolio at June 30, 2025.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Balanced Income	$163,448,877	$188,181,651
High Yield	290,086,369	303,974,136
Large Cap Growth	550,119,272	694,312,170
Large Cap Value	305,728,415	380,668,289
Limited Maturity Bond	68,974,359	81,970,015
U.S. Stock Index	220,691,260	225,534,337
CBRE Real Estate	73,920,951	84,551,617
JPMorgan Small Cap Core Equity	149,220,340	251,697,351

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced Income	$17,592,843	$19,628,882
Limited Maturity Bond	254,927,305	277,734,012

NOTE 4 — INVESTMENT MANAGEMENT FEES

Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Balanced Income	0.55% on all assets
Large Cap Growth	0.65% on the first $5.5 billion;
0.62% on the next $1.5 billion;
0.60% on the next $3 billion; and
0.59% on the amount in excess of $10 billion
Large Cap Value	0.75% on the first $500 million;
0.70% on the next $1.5 billion; and
0.65% on the amount in excess of $2 billion
CBRE Real	0.85% on the first $200 million;
Estate	0.80% on the next $550 million; and
0.75% on the amount in excess of $750 million

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services, licensing fees and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:

Portfolio	Fee
High Yield	0.490% on the first $1 billion;
0.480% on the next $1 billion;
0.470% on the amount in excess of $2 billion
Limited Maturity Bond	0.350% on the first $200 million;
0.300% on the next $300 million;
0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million;
0.800% on the next $250 million;
0.750% on the amount in excess of $750 million

The Investment Adviser is contractually obligated to waive 0.015% of the Unified Fee for High Yield. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Balanced Income	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
CBRE Real Estate	CBRE Investment Management Listed
Real Assets LLC
JPMorgan Small Cap
Core Equity	J.P. Morgan Investment Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated
Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Large Cap Growth	10.74%
	JPMorgan Small Cap
	Core Equity	5.22
Voya Institutional Trust Company	Balanced Income	9.11
	High Yield	18.34
	Large Cap Growth	20.46
	Large Cap Value	9.69
	U.S. Stock Index	5.87
	CBRE Real Estate	21.88
	JPMorgan Small Cap
	Core Equity	46.04
Voya Retirement Growth Portfolio	U.S. Stock Index	22.63
Voya Retirement Insurance and Annuity Company	Balanced Income	51.22
	High Yield	44.71
	Large Cap Growth	61.60
	Large Cap Value	67.03
	U.S. Stock Index	12.40
	CBRE Real Estate	37.11
	JPMorgan Small Cap
	Core Equity	44.12
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	14.24

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Balanced Income	$134,351
Large Cap Growth	579,669
Large Cap Value	237,959
CBRE Real Estate	112,523

NOTE 7 —OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the period ended June 30, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 8 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Balanced Income	1.20%	0.60%	N/A	0.85%	1.00%
Large Cap Growth	1.27%	0.67%	0.67%	0.92%	1.07%
Large Cap Value	1.29%	0.69%	0.69%	0.94%	1.09%
CBRE Real Estate	1.35%	0.75%	N/A	1.00%	1.15%

For Large Cap Growth, any fees waived pursuant to the Expense Limit Agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for High Yield Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2026	2027	2028	Total
Balanced Income	$73,796	$3,431	$—	$77,227
Large Cap Value	—	68,745	434,423	503,168
CBRE Real Estate	439,550	222,704	211,594	873,848

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Balanced Income
Class ADV	$5,964	$12,659	$23,813	$42,436
Class I	751	1,658	130,612	133,021
Class S	22,601	47,265	86,125	155,991
Class S2	322	685	1,307	2,314
Large Cap Value
Class ADV	$—	$8,499	$48,700	$57,199
Class I	—	75,400	418,097	493,497
Class R6	—	12	70	82
Class S	—	4,674	21,422	26,096
Class S2	—	45	257	302
CBRE Real Estate
Class ADV	$28,510	$48,194	$48,196	$124,900
Class I	3,934	3,967	3,651	11,552
Class S	104,356	175,314	174,356	454,026
Class S2	5,359	8,963	8,767	23,089

The Expense Limitation Agreements are contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2025 as follows:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Balanced Income	5	$4,310,800	5.33%
Large Cap Value	3	3,355,333 (1)	5.33
Limited Maturity Bond	1	630,000	5.33
U.S. Stock Index	3	10,494,000	5.33
CBRE Real Estate	1	1,452,000	5.33

(1)	As of June 30, 2025, Large Cap Value had an outstanding balance of $863,000.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Balanced Income
Class ADV
6/30/2025	44,623	—	—	(321,657)	—	(277,034)	435,175	—	—	(3,133,768)	—	(2,698,593)
12/31/2024	86,935	—	46,499	(750,040)	—	(616,606)	778,757	—	437,682	(6,885,469)	—	(5,669,030)
Class I
6/30/2025	451,499	—	—	(1,898,775)	—	(1,447,276)	4,710,151	—	—	(19,763,692)	—	(15,053,541)
12/31/2024	174,862	31,440,264	458,168	(2,050,346)	—	30,022,948	1,757,641	312,092,858	4,554,623	(20,643,240)	—	297,761,882
Class S
6/30/2025	277,421	—	—	(1,338,868)	—	(1,061,447)	2,852,302	—	—	(13,791,849)	—	(10,939,547)
12/31/2024	397,761	183,305	205,299	(3,597,504)	—	(2,811,139)	3,964,224	1,807,432	2,035,858	(34,980,355)	—	(27,172,841)
Class S2
6/30/2025	1,802	—	—	(45,350)	—	(43,548)	18,114	—	—	(463,300)	—	(445,186)
12/31/2024	151,722	—	2,740	(162,808)	—	(8,346)	1,430,445	—	27,184	(1,545,230)	—	(87,601)
High Yield
Class ADV
6/30/2025	255,703	—	190,581	(624,539)	—	(178,255)	2,232,864	—	1,663,553	(5,415,289)	—	(1,518,872)
12/31/2024	396,015	—	414,136	(1,282,586)	—	(472,435)	3,420,209	—	3,584,436	(11,085,691)	—	(4,081,046)
Class I
6/30/2025	1,082,377	—	861,214	(2,025,692)	—	(82,101)	9,434,679	—	7,524,641	(17,631,428)	—	(672,108)
12/31/2024	10,792,610	—	1,607,427	(4,670,478)	—	7,729,559	92,222,682	—	13,938,626	(40,453,642)	—	65,707,666
Class S
6/30/2025	334,858	—	90,338	(622,078)	—	(196,882)	2,919,631	—	788,275	(5,403,278)	—	(1,695,372)
12/31/2024	1,255,212	—	900,615	(19,308,104)	—	(17,152,277)	10,846,304	—	7,758,426	(168,267,715)	—	(149,662,985)
Class S2
6/30/2025	24,079	—	5,214	(13,227)	—	16,066	209,961	—	45,557	(115,799)	—	139,719
12/31/2024	28,847	—	9,393	(22,127)	—	16,113	251,106	—	81,429	(191,774)	—	140,761
Large Cap Growth
Class ADV
6/30/2025	928,579	—	—	(2,733,043)	—	(1,804,464)	12,660,751	—	—	(37,143,914)	—	(24,483,163)
12/31/2024	1,037,020	—	—	(115,141,536)	—	(114,104,516)	12,912,571	—	—	(1,396,933,076)	—	(1,384,020,505)
Class I
6/30/2025	694,393	—	—	(4,994,887)	—	(4,300,494)	12,185,760	—	—	(88,035,112)	—	(75,849,352)
12/31/2024	2,522,430	—	—	(12,381,609)	—	(9,859,179)	39,780,031	—	—	(197,916,633)	—	(158,136,602)
Class R6
6/30/2025	217,512	—	—	(331,188)	—	(113,676)	3,947,831	—	—	(5,687,657)	—	(1,739,826)
12/31/2024	558,955	—	—	(1,757,718)	—	(1,198,763)	9,054,661	—	—	(30,021,050)	—	(20,966,389)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Large Cap Growth (continued)
Class S
6/30/2025	447,194	—	—	(2,012,614)	—	(1,565,420)	7,292,541	—	—	(32,899,769)	—	(25,607,228)
12/31/2024	981,545	—	—	(79,944,131)	—	(78,962,586)	14,394,538	—	—	(1,160,380,469)	—	(1,145,985,931)
Class S2
6/30/2025	158,461	—	—	(273,780)	—	(115,319)	2,514,552	—	—	(4,275,558)	—	(1,761,006)
12/31/2024	357,928	—	—	(1,352,437)	—	(994,509)	5,132,761	—	—	(19,316,333)	—	(14,183,572)
Large Cap Value
Class ADV
6/30/2025	92,219	—	—	(462,244)	—	(370,025)	550,081	—	—	(2,705,030)	—	(2,154,949)
12/31/2024	203,550	—	561,671	(1,454,797)	—	(689,576)	1,166,113	—	3,147,056	(8,294,816)	—	(3,981,647)
Class I
6/30/2025	205,534	—	—	(9,940,782)	—	(9,735,248)	1,338,957	—	—	(65,515,685)	—	(64,176,728)
12/31/2024	398,625	—	4,232,211	(6,528,428)	—	(1,897,592)	2,507,144	—	26,183,574	(40,881,669)	—	(12,190,951)
Class R6
6/30/2025	1,958,786	—	—	(1,332,318)	—	626,468	12,592,631	—	—	(8,568,562)	—	4,024,069
12/31/2024	6,803,618	—	1,279,667	(6,344,366)	—	1,738,919	41,442,342	—	7,858,342	(40,039,322)	—	9,261,362
Class S
6/30/2025	222,959	—	—	(2,566,087)	—	(2,343,128)	1,351,477	—	—	(15,921,279)	—	(14,569,802)
12/31/2024	369,662	—	300,531	(912,489)	—	(242,296)	2,186,564	—	1,742,353	(5,372,661)	—	(1,443,744)
Class S2
6/30/2025	602	—	—	(19,529)	—	(18,927)	3,782	—	—	(114,443)	—	(110,661)
12/31/2024	337	—	2,822	(155)	—	3,004	1,991	—	16,420	(956)	—	17,455
Limited Maturity Bond
Class ADV
6/30/2025	121,489	—	21,322	(99,362)	—	43,449	1,134,931	—	199,331	(926,084)	—	408,178
12/31/2024	61,170	—	49,624	(244,439)	—	(133,645)	564,202	—	460,481	(2,266,721)	—	(1,242,038)
Class I
6/30/2025	2,477,721	—	546,890	(2,366,736)	—	657,875	23,642,822	—	5,216,264	(22,500,464)	—	6,358,622
12/31/2024	5,809,941	—	1,313,156	(11,071,532)	—	(3,948,435)	55,177,240	—	12,434,159	(104,823,878)	—	(37,212,479)
Class S
6/30/2025	28,135	—	28,449	(4,205,287)	—	(4,148,703)	269,752	—	273,255	(40,238,665)	—	(39,695,658)
12/31/2024	369,146	—	264,205	(1,416,722)	—	(783,371)	3,507,741	—	2,520,284	(13,507,220)	—	(7,479,195)
U.S. Stock Index
Class ADV
6/30/2025	314,843	—	—	(545,194)	—	(230,351)	5,980,006	—	—	(10,290,268)	—	(4,310,262)
12/31/2024	610,369	—	458,117	(1,088,916)	—	(20,430)	11,336,576	—	8,431,480	(20,114,186)	—	(346,131)
Class I
6/30/2025	22,220,666	—	—	(21,000,550)	—	1,220,116	449,845,802	—	—	(421,911,819)	—	27,933,983
12/31/2024	18,936,426	—	17,662,508	(61,518,946)	—	(24,920,012)	368,407,970	—	347,586,480	(1,207,094,664)	—	(491,100,213)
Class S
6/30/2025	114,478	—	—	(495,573)	—	(381,095)	2,233,707	—	—	(10,008,514)	—	(7,774,807)
12/31/2024	418,805	—	1,165,148	(13,951,231)	—	(12,367,278)	8,070,771	—	22,399,357	(258,651,452)	—	(228,181,324)
Class S2
6/30/2025	260,379	—	—	(1,069,971)	—	(809,592)	4,950,834	—	—	(20,413,841)	—	(15,463,007)
12/31/2024	968,155	—	949,758	(1,926,145)	—	(8,232)	18,007,049	—	17,901,080	(36,436,887)	—	(528,758)
CBRE Real Estate
Class ADV
6/30/2025	41,555	—	—	(103,852)	—	(62,297)	1,082,191	—	—	(2,692,401)	—	(1,610,210)
12/31/2024	72,011	—	32,781	(278,154)	—	(173,362)	1,877,743	—	844,777	(7,292,834)	—	(4,570,314)
Class I
6/30/2025	2,010	—	—	(6,536)	—	(4,526)	57,716	—	—	(184,140)	—	(126,424)
12/31/2024	22,242	—	2,883	(54,258)	—	(29,133)	611,657	—	80,434	(1,521,228)	—	(829,137)
Class S
6/30/2025	42,640	—	—	(429,957)	—	(387,317)	1,197,039	—	—	(12,141,081)	—	(10,944,042)
12/31/2024	133,001	—	116,597	(880,848)	—	(631,250)	3,768,112	—	3,261,221	(25,022,216)	—	(17,992,883)
Class S2
6/30/2025	8,014	—	—	(15,408)	—	(7,394)	222,359	—	—	(431,031)	—	(208,672)
12/31/2024	19,817	—	5,827	(63,499)	—	(37,855)	546,682	—	162,004	(1,805,034)	—	(1,096,348)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2025	192,857	—	—	(682,495)	—	(489,638)	2,596,275	—	—	(9,275,504)	—	(6,679,229)
12/31/2024	355,521	—	3,794	(1,305,205)	—	(945,890)	4,828,521	—	53,504	(18,259,637)	—	(13,377,612)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
JPMorgan Small Cap Core Equity (continued)
Class I
6/30/2025	255,374	—	—	(5,397,298)	—	(5,141,924)	3,922,477	—	—	(90,879,715)	—	(86,957,238)
12/31/2024	828,108	—	66,435	(1,784,997)	—	(890,454)	13,216,703	—	1,076,249	(28,171,673)	—	(13,878,721)
Class R6
6/30/2025	84,613	—	—	(275,076)	—	(190,463)	1,325,781	—	—	(4,299,692)	—	(2,973,911)
12/31/2024	210,363	—	10,006	(557,969)	—	(337,600)	3,364,514	—	161,903	(8,784,246)	—	(5,257,829)
Class S
6/30/2025	99,611	—	—	(435,864)	—	(336,253)	1,503,205	—	—	(6,634,037)	—	(5,130,832)
12/31/2024	245,178	—	15,533	(1,382,284)	—	(1,121,573)	3,798,082	—	244,489	(21,768,497)	—	(17,725,926)
Class S2
6/30/2025	7,469	—	—	(6,351)	—	1,118	114,533	—	—	(94,624)	—	19,909
12/31/2024	19,306	—	74	(319,101)	—	(299,721)	288,564	—	1,142	(4,749,599)	—	(4,459,893)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Balanced Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$31,865	$(31,865)	$—
Barclays Capital Securities Ltd.	79,181	(79,181)	—
BNP Paribas Financial Markets	260,478	(260,478)	—
BNP Paribas Prime Brokerage Intl Ltd	214,727	(214,727)	—
HSBC Bank PLC	153,172	(153,172)	—
Jefferies LLC	11,407	(11,407)	—
JP Morgan Securities Plc.	362,670	(362,670)	—
Morgan Stanley & Co. LLC	163,651	(163,651)	—
State Street Bank and Trust Company	389,316	(389,316)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Wells Fargo Securities LLC	$234,959	$(234,959)	$—
Total	$1,901,426	$(1,901,426)	$—

(1)	Cash collateral with a fair value of $2,005,721 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,844,311	$(1,844,311)	$—
Total	$1,844,311	$(1,844,311)	$—

(1)	Cash collateral with a fair value of $1,885,236 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$147,015	$(147,015)	$—
Daiwa Capital Markets America Inc.	372,771	(372,771)	—
Goldman, Sachs & Co. LLC	204,705	(204,705)	—
Jefferies LLC	476,971	(476,971)	—
Morgan Stanley & Co. LLC	262,225	(262,225)	—
NatWest Markets Securities Inc.	210,461	(210,461)	—
TD Securities (USA) Inc.	444,039	(444,039)	—
Truist Securities INC	59,396	(59,396)	—
US Bancorp Investments	377,307	(377,307)	—
Total	$2,554,890	$(2,554,890)	$—

(1)	Cash collateral with a fair value of $2,611,350 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$575,327	$(575,327)	$—
National Financial Services LLC	563,117	(563,117)	—
Total	$1,138,444	$(1,138,444)	$—

(1)	Cash collateral with a fair value of $1,186,396 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

CBRE Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Mizuho Securities USA LLC.	$902,160	$(902,160)	$—
UBS AG	1,142,100	(1,142,100)	—
Total	$2,044,260	$(2,044,260)	$—

(1)	Cash collateral with a fair value of $2,095,818 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,466,575	$(1,466,575)	$—
BMO Capital Markets Corp	1,916,052	(1,916,052)	—
BNP Paribas Prime Brokerage Intl Ltd	2,063,968	(2,063,968)	—
BNP Paribas Securities Corp.	872,515	(872,515)	—
BofA Securities Inc	1,024,227	(1,024,227)	—
Citadel Clearing LLC	260,799	(260,799)	—
Citigroup Global Markets Inc.	205,080	(205,080)	—
Deutsche Bank Securities Inc.	1,002,071	(1,002,071)	—
HSBC Bank PLC	58,012	(58,012)	—
Janney Montgomery Scott LLC	52,306	(52,306)	—
Jefferies LLC	728,641	(728,641)	—
Mizuho Securities USA LLC.	123,292	(123,292)	—
Morgan Stanley & Co. LLC	341,616	(341,616)	—
National Bank of Canada Financial Inc	145,224	(145,224)	—
National Financial Services LLC	2,572,161	(2,572,161)	—
Natixis Securities America LLC	93,558	(93,558)	—
Scotia Capital (USA) INC	281,798	(281,798)	—
SG Americas Securities, LLC	199	(199)	—
TD Prime Services LLC	902,214	(902,214)	—
UBS AG	691,001	(691,001)	—
Wells Fargo Securities LLC	363,494	(363,494)	—
Total	$15,164,803	$(15,164,803)	$—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

(1)	Cash collateral with a fair value of $15,380,905 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Balanced Income	$7,055,367	$—	$6,530,655	$—
High Yield	25,547,131	—	25,239,809	—
Large Cap Value	18,367,680	20,580,065	7,772,284	6,165,504
Limited Maturity Bond	15,435,969	—	14,203,580	—
U.S. Stock Index	53,035,579	343,282,818	60,305,099	400,838,070
CBRE Real Estate	4,348,436	—	4,517,138	11,849,210
JPMorgan Small Cap Core Equity	1,537,287	—	1,086,470	31,177,272

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Balanced Income	$12,486,986	$—	$37,498,056	$(4,714,038)	Short-term	$39,683,853
				(5,587,151)	Long-term
				$(10,301,189)

High Yield	—	—	(859,296)	(1,393,128)	Short-term	(86,240,268)
				(83,987,844)	Long-term
				$(85,380,972)
Large Cap Growth	—	265,247,904	734,253,313	—	—	999,501,217
Large Cap Value	20,305,730	61,366,500	49,449,741	—	—	131,121,971
Limited Maturity Bond	81,178	—	(245,427)	(3,699,961)	Short-term	(25,339,133)
				(21,474,923)	Long-term
				$(25,174,884)
U.S. Stock Index	6,953,138	445,602,714	1,745,809,656	—	—	2,198,365,508
CBRE Real Estate	4,019,275	—	1,753,046	(2,759,982)	Long-term	3,012,339
JPMorgan Small Cap Core Equity	8,807,237	32,798,543	43,917,663	—	—	85,523,443

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 14 — REORGANIZATIONS

On July 14, 2024, Balanced Income Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Balanced Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2025, are as follows (Unaudited):

Net investment income	$14,834,681

Net realized and unrealized gain on investments	$73,359,527

Net increase in net assets resulting from operations	$88,194,208

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 14, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net
Assets of		Acquired Portfolio’s
Acquired	Total Net Assets of	Capital Loss	Acquired Portfolio’s	Portfolio’s
Portfolio	Acquiring Portfolio	Carryforwards	Unrealized	Conversion
(000s)	(000s)	(000s)	Appreciation (000s)	Ratio
$313,900	$226,719	$ —	$18,358	1.4257

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $540,618,962.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolios declared dividends and distributions of:

PER SHARE AMOUNTS
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Balanced Income
Class ADV	$ 0.2069	$-	$-	July 15, 2025	July 14, 2025
Class I	$ 0.2697	$-	$-	July 15, 2025	July 14, 2025
Class S	$ 0.2414	$-	$-	July 15, 2025	July 14, 2025
Class S2	$ 0.2210	$-	$-	July 15, 2025	July 14, 2025
High Yield
Class ADV	$ 0.0462	$-	$-	August 1, 2025	Daily
Class I	$ 0.0507	$-	$-	August 1, 2025	Daily
Class S	$ 0.0489	$-	$-	August 1, 2025	Daily
Class S2	$ 0.0478	$-	$-	August 1, 2025	Daily
Large Cap Growth
Class ADV	$-	$-	$ 2.0929	July 15, 2025	July 14, 2025
Class I	$-	$-	$ 2.0929	July 15, 2025	July 14, 2025
Class R6	$-	$-	$ 2.0929	July 15, 2025	July 14, 2025
Class S	$-	$-	$ 2.0929	July 15, 2025	July 14, 2025

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

Class S2	$ -	$-	$ 2.0929	July 15, 2025	July 14, 2025
Large Cap Value
Class ADV	$ 0.0026	$ 0.2497	$ 0.7625	July 15, 2025	July 14, 2025
Class I	$ 0.0026	$ 0.2497	$ 0.7625	July 15, 2025	July 14, 2025
Class R6	$ 0.0026	$ 0.2497	$ 0.7625	July 15, 2025	July 14, 2025
Class S	$ 0.0026	$ 0.2497	$ 0.7625	July 15, 2025	July 14, 2025
Class S2	$ 0.0026	$ 0.2497	$ 0.7625	July 15, 2025	July 14, 2025
Limited Maturity Bond
Class ADV	$ 0.0307	$-	$-	August 1, 2025	Daily
Class I	$ 0.0363	$-	$-	August 1, 2025	Daily
Class S	$ 0.0345	$-	$-	August 1, 2025	Daily
U.S. Stock Index
Class ADV	$ 0.0109	$ 0.0236	$ 2.2107	July 15, 2025	July 14, 2025
Class I	$ 0.0109	$ 0.0236	$ 2.2107	July 15, 2025	July 14, 2025
Class S	$ 0.0109	$ 0.0236	$ 2.2107	July 15, 2025	July 14, 2025
Class S2	$ 0.0109	$ 0.0236	$ 2.2107	July 15, 2025	July 14, 2025
CBRE Real Estate
Class ADV	$ 0.6638	$-	$-	July 15, 2025	July 14, 2025
Class I	$ 0.8459	$-	$-	July 15, 2025	July 14, 2025
Class S	$ 0.7612	$-	$-	July 15, 2025	July 14, 2025
Class S2	$ 0.7155	$-	$-	July 15, 2025	July 14, 2025
JPMorgan Small Cap Core Equity
Class ADV	$ 0.0048	$0.3904	$1.6591	July 15, 2025	July 14, 2025
Class I	$ 0.0999	$0.3904	$1.6591	July 15, 2025	July 14, 2025
Class R6	$ 0.0999	$0.3904	$1.6591	July 15, 2025	July 14, 2025
Class S	$ 0.0528	$0.3904	$1.6591	July 15, 2025	July 14, 2025
Class S2	$ 0.0079	$0.3904	$1.6591	July 15, 2025	July 14, 2025

Reorganization: On May 15, 2025, the Board approved a proposal to reorganize Large Cap Value (the “Merging Portfolio”) with and into Voya Large Cap Value Fund (the “Reorganization”), which is not included in this report. The proposed Reorganization is scheduled to be voted on by the shareholders of the Merging Portfolio at a shareholder meeting held on or about January 6, 2026. If the shareholder approval is obtained, the Reorganization will take place on or about close of business February 6, 2026.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.8%
780,872 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.627%, 01/25/2045	$619,660	0.1
29,593 (2)	Alternative Loan Trust 2004-J7 M1, 5.042%, (TSFR1M + 1.134%), 10/25/2034	29,451	0.0
31,411	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	21,592	0.0
60,415 (2)	Alternative Loan Trust 2005-J2 1A12, 4.834%, (TSFR1M + 0.514%), 04/25/2035	46,492	0.0
14,003	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	6,311	0.0
69,447 (2)	Alternative Loan Trust 2006-19CB A12, 4.834%, (TSFR1M + 0.514%), 08/25/2036	30,207	0.0
21,783 (2)	Alternative Loan Trust 2007-23CB A3, 4.934%, (TSFR1M + 0.614%), 09/25/2037	7,799	0.0
92,632 (2)	Alternative Loan Trust 2007-2CB 2A1, 5.034%, (TSFR1M + 0.714%), 03/25/2037	37,147	0.0
600,000 (1)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	483,814	0.1
16,199 (2)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.964%, 09/25/2035	12,802	0.0
500,000 (1)(2)	Bellemeade Re Ltd. 2022-1 M1C, 8.005%, (SOFR30A + 3.700%), 01/26/2032	514,969	0.1
2,942,620 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B2, 6.175%, 03/25/2055	2,925,672	0.6
169,183 (1)(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	155,977	0.0
118,503 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	112,000	0.0
383,870 (1)(2)	CIM Trust 2019-J1 B2, 3.922%, 08/25/2049	361,584	0.1
89,598 (1)(2)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	80,797	0.0
41,672 (2)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.803%, 03/25/2036	31,525	0.0
Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,120 (2)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.783%, 09/25/2037	$18,568	0.0
1,974,304 (1)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.740%, 07/25/2054	2,003,024	0.4
100,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.420%, (SOFR30A + 3.114%), 01/25/2040	102,388	0.0
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R06 1M2, 8.155%, (SOFR30A + 3.850%), 05/25/2042	523,272	0.1
800,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R07 1M2, 8.956%, (SOFR30A + 4.650%), 06/25/2042	853,548	0.2
700,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R08 1M2, 7.905%, (SOFR30A + 3.600%), 07/25/2042	730,935	0.1
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.656%, (SOFR30A + 5.350%), 05/25/2043	2,189,436	0.4
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1M2, 6.105%, (SOFR30A + 1.800%), 01/25/2044	506,035	0.1
700,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 6.256%, (SOFR30A + 1.950%), 03/25/2044	706,784	0.1
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 6.355%, (SOFR30A + 2.050%), 09/25/2044	1,007,328	0.2
2,229,784 (3)	Fannie Mae Interest Strip 367 2, 5.500%, 01/25/2036	399,543	0.1
2,799,182 (3)	Fannie Mae Interest Strip 407 C8, 5.500%, 01/25/2039	584,543	0.1
3,422,563 (2)(3)	Fannie Mae Interest Strip 427 C100, 2.670%, 01/25/2052	468,205	0.1
2,942,476 (3)	Fannie Mae Interest Strip 441 C2, 3.000%, 04/25/2039	286,576	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
473,632 (2)(3)	Fannie Mae REMIC Trust 2005-66 LS, 2.210%, (-1.000*SOFR30A + 6.516%), 07/25/2035	$42,199	0.0
492,948 (2)(3)	Fannie Mae REMIC Trust 2008-36 YI, 2.780%, (-1.000*SOFR30A + 7.086%), 07/25/2036	37,300	0.0
305,873 (2)(3)	Fannie Mae REMIC Trust 2010-59 NS, 1.350%, (-1.000*SOFR30A + 5.656%), 06/25/2040	21,324	0.0
702,415 (3)	Fannie Mae REMIC Trust 2012-121 ID, 3.000%, 11/25/2027	16,816	0.0
2,338,589 (2)(3)	Fannie Mae REMIC Trust 2012-144 SC, 1.680%, (-1.000*SOFR30A + 5.986%), 01/25/2043	258,320	0.0
826,289 (2)(3)	Fannie Mae REMIC Trust 2012-151 WS, 1.780%, (-1.000*SOFR30A + 6.086%), 03/25/2042	48,213	0.0
5,198,303 (2)(3)	Fannie Mae REMIC Trust 2012-30 SA, 1.530%, (-1.000*SOFR30A + 5.836%), 04/25/2042	520,236	0.1
1,379,741 (2)(3)	Fannie Mae REMIC Trust 2012-35 LS, 2.180%, (-1.000*SOFR30A + 6.486%), 04/25/2041	64,307	0.0
3,258,922 (2)(3)	Fannie Mae REMIC Trust 2013-130 SB, 1.630%, (-1.000*SOFR30A + 5.936%), 01/25/2044	337,307	0.1
554,529 (2)(3)	Fannie Mae REMIC Trust 2013-20 SK, 1.780%, (-1.000*SOFR30A + 6.086%), 05/25/2041	7,989	0.0
1,853,547 (3)	Fannie Mae REMIC Trust 2013-67 IL, 6.500%, 07/25/2043	254,968	0.0
853,067 (3)	Fannie Mae REMIC Trust 2013-71 AI, 3.000%, 07/25/2028	24,437	0.0
4,518,908 (2)(3)	Fannie Mae REMIC Trust 2014-38 S, 1.680%, (-1.000*SOFR30A + 5.986%), 07/25/2044	493,668	0.1
Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,863,565 (2)(3)	Fannie Mae REMIC Trust 2016-29 SB, 1.630%, (-1.000*SOFR30A + 5.936%), 05/25/2046	$553,926	0.1
112,197 (2)(3)	Fannie Mae REMIC Trust 2018-86 DS, 1.680%, (-1.000*SOFR30A + 5.986%), 12/25/2048	9,730	0.0
1,114,253 (3)	Fannie Mae REMIC Trust 2019-13 IB, 6.000%, 09/25/2039	225,112	0.0
2,959,151 (3)	Fannie Mae REMIC Trust 2020-14 AI, 3.500%, 03/25/2050	539,394	0.1
7,755,879 (3)	Fannie Mae REMIC Trust 2021-56 QI, 4.500%, 09/25/2051	2,082,628	0.4
12,376,962 (3)	Fannie Mae REMIC Trust 2021-8 DI, 3.500%, 03/25/2051	2,737,643	0.5
165,196 (1)(2)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	152,399	0.0
683,373 (1)(2)	Flagstar Mortgage Trust 2017-1 B3, 3.636%, 03/25/2047	632,297	0.1
76,188 (1)(2)	Flagstar Mortgage Trust 2018-1 B3, 3.932%, 03/25/2048	70,350	0.0
298,021 (1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	278,667	0.1
751,208 (1)(2)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	609,148	0.1
525,886 (1)(2)	Flagstar Mortgage Trust 2021-2 B3, 2.781%, 04/25/2051	443,240	0.1
256,702 (2)(3)	Freddie Mac REMIC Trust 3318 KS, 1.992%, (-1.000*SOFR30A + 6.296%), 05/15/2037	24,894	0.0
4,311,764 (3)	Freddie Mac REMIC Trust 3788 IO, 6.000%, 01/15/2041	900,373	0.2
316,821 (2)(3)	Freddie Mac REMIC Trust 3879 SL, 2.182%, (-1.000*SOFR30A + 6.486%), 01/15/2041	14,319	0.0
7,109,069 (2)(3)	Freddie Mac REMIC Trust 3990 SG, 2.132%, (-1.000*SOFR30A + 6.436%), 01/15/2042	779,217	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,492,434 (2)(3)	Freddie Mac REMIC Trust 3998 SA, 2.032%, (-1.000*SOFR30A + 6.336%), 02/15/2042	$178,201	0.0
5,463,098 (2)(3)	Freddie Mac REMIC Trust 4094 SP, 1.632%, (-1.000*SOFR30A + 5.936%), 08/15/2042	571,009	0.1
1,538,600 (2)(3)	Freddie Mac REMIC Trust 4120 CS, 1.782%, (-1.000*SOFR30A + 6.086%), 10/15/2032	94,529	0.0
1,298,791 (2)(3)	Freddie Mac REMIC Trust 4120 JS, 1.782%, (-1.000*SOFR30A + 6.086%), 10/15/2032	75,585	0.0
2,983,300 (2)(3)	Freddie Mac REMIC Trust 4143 MS, 2.282%, (-1.000*SOFR30A + 6.586%), 12/15/2042	392,213	0.1
521,888 (3)	Freddie Mac REMIC Trust 4153 IB, 2.500%, 01/15/2028	10,531	0.0
1,538,260 (2)(3)	Freddie Mac REMIC Trust 4517 KI, 10.280%, (-1.000*SOFR30A + 1.030%), 04/15/2043	12,404	0.0
1,896,907 (3)	Freddie Mac REMIC Trust 4596 DI, 3.500%, 06/15/2046	346,215	0.1
1,462,429 (2)(3)	Freddie Mac REMIC Trust 4619 KS, 3.760%, (-1.000*SOFR30A + 4.136%), 06/15/2039	77,128	0.0
4,867,402 (3)	Freddie Mac REMIC Trust 4906 DI, 4.500%, 09/25/2049	1,016,266	0.2
1,043,982 (3)	Freddie Mac REMIC Trust 5013 IP, 2.000%, 09/25/2050	129,461	0.0
2,015,956 (3)	Freddie Mac REMIC Trust 5037 IO, 3.000%, 11/25/2050	330,475	0.1
6,333,694 (3)	Freddie Mac REMIC Trust 5095 BI, 3.500%, 04/25/2041	787,018	0.2
84,252 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 5.955%, (SOFR30A + 1.650%), 01/25/2034	84,642	0.0
Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
600,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.055%, (SOFR30A + 3.750%), 12/25/2041	$618,092	0.1
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.655%, (SOFR30A + 2.350%), 12/25/2041	1,012,036	0.2
400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M1B, 7.655%, (SOFR30A + 3.350%), 05/25/2042	415,968	0.1
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA5 M1B, 8.805%, (SOFR30A + 4.500%), 06/25/2042	1,063,661	0.2
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.105%, (SOFR30A + 1.800%), 08/25/2044	1,004,163	0.2
129,350 (2)(3)	Freddie Mac Strips 239 S30, 3.282%, (-1.000*SOFR30A + 7.586%), 08/15/2036	17,419	0.0
13,537,662 (2)(3)	Freddie Mac Strips 353 S1, 1.582%, (-1.000*SOFR30A + 5.886%), 12/15/2046	1,511,919	0.3
1,802,708 (3)	Freddie Mac Strips 365 C57, 3.500%, 11/15/2048	291,523	0.1
1,653,960 (3)	Freddie Mac Strips 365 C9, 3.500%, 05/15/2049	281,675	0.1
24,999,405 (3)	Freddie Mac Strips 389 C32, 2.500%, 07/15/2037	1,464,345	0.3
3,462,455 (3)	Freddie Mac Strips 389 C6, 3.500%, 10/15/2037	330,302	0.1
1,405,254 (1)(2)	GCAT Trust 2024-INV3 A13, 6.000%, 09/25/2054	1,411,249	0.3
600,733 (2)(3)	Ginnie Mae 2013-148 DS, 1.254%, (-1.000*TSFR1M + 5.566%), 10/16/2043	46,347	0.0
2,275,701 (3)	Ginnie Mae 2015-20 CI, 3.500%, 02/20/2030	117,514	0.0
146,958 (3)	Ginnie Mae 2015-42 IY, 5.500%, 08/20/2039	6,593	0.0
4,962,275 (3)	Ginnie Mae 2015-60 PI, 4.000%, 04/20/2045	986,668	0.2
2,746,345 (2)(3)	Ginnie Mae 2019-23 MT, 0.600%, (-1.000*TSFR1M + 6.586%), 03/20/2042	42,941	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,092,507 (3)	Ginnie Mae 2019-78 IC, 4.500%, 06/20/2049	$471,482	0.1
6,869,266 (3)	Ginnie Mae 2020-146 IM, 2.500%, 10/20/2050	1,026,839	0.2
12,513,998 (3)	Ginnie Mae 2020-146 IO, 3.500%, 10/20/2050	2,417,079	0.5
2,836,032 (3)	Ginnie Mae 2020-79 IO, 3.500%, 06/20/2050	524,782	0.1
8,420,040 (3)	Ginnie Mae 2020-97 UI, 4.500%, 07/20/2050	1,870,711	0.4
6,877,936 (3)	Ginnie Mae 2022-10 GI, 4.500%, 01/20/2052	1,576,016	0.3
28,053 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	26,507	0.0
123,330 (1)(2)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	116,272	0.0
604,812 (1)	GS Mortgage-Backed Securities Trust 2024-PJ9 A3, 5.000%, 02/25/2055	590,590	0.1
10,490 (2)	HomeBanc Mortgage Trust 2004-1 2A, 5.294%, (TSFR1M + 0.974%), 08/25/2029	10,257	0.0
704,241 (1)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	571,063	0.1
22,951 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	21,798	0.0
836,284 (1)(2)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	699,102	0.1
330,194 (1)(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	299,532	0.1
606,791 (1)(2)	JP Morgan Mortgage Trust 2017-5 B2, 4.921%, 10/26/2048	601,667	0.1
939,424 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.701%, 09/25/2048	853,150	0.2
617,529 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	566,014	0.1
784,692 (1)(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	710,042	0.1
96,430 (1)(2)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	90,103	0.0
37,669 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	35,346	0.0
30,484 (1)(2)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	28,820	0.0
Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,580 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	$12,304	0.0
854,061 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.905%, 09/25/2049	831,220	0.2
423,267 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.680%, 12/25/2049	409,014	0.1
8,814 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.493%, 03/25/2050	8,726	0.0
135,741 (1)(2)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	122,096	0.0
120,364 (1)(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	101,747	0.0
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/25/2051	686,505	0.1
1,162,820 (1)(2)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	1,149,673	0.2
704,103 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A3, 5.500%, 04/25/2055	700,285	0.1
2,468,447 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.924%, 12/25/2054	2,544,966	0.5
728,498 (1)(2)	JP Morgan Mortgage Trust Series 2024-8 A9, 6.000%, 01/25/2055	731,606	0.1
418,763 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.313%, 10/25/2048	401,031	0.1
200,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	194,281	0.0
2,095,533 (1)(2)	Mill City Mortgage Loan Trust 2018-3 M1, 3.250%, 08/25/2058	2,010,093	0.4
1,024,555 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-3 A7, 6.000%, 07/25/2054	1,032,716	0.2
84,277 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	79,054	0.0
1,319,057 (1)(2)	Oceanview Mortgage Trust 2022-1 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	1,224,150	0.2
5,528	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	4,939	0.0
400,000 (1)(2)	Provident Funding Mortgage Trust 2021-J1 A10, 2.000%, 10/25/2051	243,610	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
410,374 (1)(2)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	$332,769	0.1
438,967 (1)(2)	RCKT Mortgage Trust 2021-1 B3, 2.715%, 03/25/2051	366,278	0.1
591,554 (1)(2)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	479,686	0.1
943,457 (1)(2)	Sequoia Mortgage Trust 2019-2 B2, 4.247%, 06/25/2049	908,928	0.2
944,846 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	883,394	0.2
71,279 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	64,539	0.0
311,182 (1)(2)	Sequoia Mortgage Trust 2019-5 A7, 3.500%, 12/25/2049	280,397	0.1
3,160 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	3,142	0.0
625,246 (1)(2)	Sequoia Mortgage Trust 2021-3 B3, 2.651%, 05/25/2051	510,018	0.1
791,922 (1)(2)	Sequoia Mortgage Trust 2023-2 A1, 5.000%, 03/25/2053	771,144	0.1
212,612 (1)(2)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	213,319	0.0
1,866,011 (1)(2)	Sequoia Mortgage Trust 2024-8 A20, 5.500%, 09/25/2054	1,844,889	0.4
1,406,498 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	1,390,595	0.3
642,740 (1)(2)	Sequoia Mortgage Trust 2025-2 A19, 6.000%, 03/25/2055	644,879	0.1
99,044 (1)(2)	Triangle Re Ltd. 2021-3 M1B, 7.205%, (SOFR30A + 2.900%), 02/25/2034	99,530	0.0
496,337 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	436,399	0.1
25,950 (2)	WaMu Mortgage Pass-Through Certificates 2005-AR11 A1C3, 5.454%, (TSFR1M + 1.134%), 08/25/2045	25,790	0.0
12,374 (2)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 4.037%, 10/25/2036	11,309	0.0
Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
85,812 (2)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.252%, 12/25/2036	$78,000	0.0
12,688 (2)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 5.414%, (TSFR1M + 1.094%), 10/25/2045	12,589	0.0
112,787 (2)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 5.359%, (12MTA + 0.960%), 08/25/2046	64,566	0.0
8,033 (2)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.864%, (TSFR1M + 0.544%), 06/25/2037	7,017	0.0
480,331 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.646%, 07/25/2047	432,082	0.1
6,252 (2)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.140%, 04/25/2036	6,202	0.0
9,431 (2)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.684%, 12/28/2037	8,587	0.0
	Total Collateralized Mortgage Obligations (Cost $80,229,272)	78,237,733	14.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 11.2%
1,000,000 (1)(2)	1345T 2025-AOA A, 5.900%, (TSFR1M + 1.600%), 06/15/2030	1,003,223	0.2
500,000 (1)(2)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	384,077	0.1
1,000,000 (1)(2)	ARDN Mortgage Trust 2025-ARCP A, 6.050%, (TSFR1M + 1.750%), 06/15/2035	1,002,323	0.2
500,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	513,100	0.1
500,000 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	385,114	0.1
3,000,000 (2)(3)	BANK 2017-BNK8 XB, 0.228%, 11/15/2050	12,448	0.0
897,353 (2)(3)	BANK 2019-BN16 XA, 1.091%, 02/15/2052	22,889	0.0
3,469,255 (2)(3)	BANK 2019-BN21 XA, 0.947%, 10/17/2052	97,061	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,234,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 B, 3.879%, 02/15/2050	$1,197,965	0.2
1,000,000 (2)	BANK5 2024-5YR10 C, 5.743%, 10/15/2057	992,804	0.2
2,180,000 (1)(2)(3)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	1,564	0.0
4,621,448 (2)(3)	BBCMS Mortgage Trust 2022-C17 XA, 1.324%, 09/15/2055	306,476	0.1
750,000	BBCMS Mortgage Trust 2024-5C29 B, 5.858%, 09/15/2057	764,110	0.1
1,000,000 (2)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	1,002,151	0.2
2,000,000 (1)(2)	BDS LLC 2024-FL13 A, 5.894%, (TSFR1M + 1.576%), 09/19/2039	2,004,557	0.4
482,440 (1)(2)	BDS Ltd. 2021-FL10 A, 5.779%, (TSFR1M + 1.464%), 12/16/2036	482,570	0.1
1,000,000 (1)(2)	Benchmark Mortgage Trust 2018-B3 D, 3.198%, 04/10/2051	679,512	0.1
10,144,895 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.382%, 03/15/2062	371,858	0.1
921,029 (2)(3)	Benchmark Mortgage Trust 2019-B9 XA, 1.177%, 03/15/2052	27,440	0.0
2,954,396 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.923%, 07/15/2053	147,282	0.0
2,078,196 (2)(3)	Benchmark Mortgage Trust 2021-B24 XA, 1.252%, 03/15/2054	87,275	0.0
474,414 (1)(2)	BLP Commercial Mortgage Trust 2024-IND2 B, 6.003%, (TSFR1M + 1.692%), 03/15/2041	475,664	0.1
204,000 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	172,928	0.0
472,500 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 6.597%, (TSFR1M + 2.285%), 10/15/2036	470,806	0.1
322,664 (1)(2)	BX Commercial Mortgage Trust 2021-IRON E, 6.776%, (TSFR1M + 2.464%), 02/15/2038	311,055	0.1
Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,937,656 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT D, 6.076%, (TSFR1M + 1.764%), 09/15/2036	$1,929,772	0.4
307,300 (1)(2)	BX Commercial Mortgage Trust 2021-XL2 B, 5.424%, (TSFR1M + 1.112%), 10/15/2038	307,297	0.1
350,000 (1)(2)	BX Commercial Mortgage Trust 2021-XL2 D, 5.823%, (TSFR1M + 1.511%), 10/15/2038	350,070	0.1
2,206,114 (1)(2)	BX Commercial Mortgage Trust 2024-AIR2 A, 5.804%, (TSFR1M + 1.492%), 10/15/2041	2,213,310	0.4
2,062,779 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC A, 6.003%, (TSFR1M + 1.691%), 08/15/2039	2,073,556	0.4
825,000 (1)(2)	BX Trust 2021-ARIA C, 6.072%, (TSFR1M + 1.760%), 10/15/2036	824,280	0.2
250,000 (1)(2)	BX Trust 2021-LBA EJV, 6.426%, (TSFR1M + 2.114%), 02/15/2036	248,673	0.1
197,702 (1)(2)	BX Trust 2021-LBA EV, 6.426%, (TSFR1M + 2.114%), 02/15/2036	196,653	0.0
659,344 (1)(2)	BX Trust 2021-SDMF D, 5.813%, (TSFR1M + 1.501%), 09/15/2034	653,232	0.1
490,000 (1)(2)	BX Trust 2022-FOX2 C, 5.621%, (TSFR1M + 1.309%), 04/15/2039	487,881	0.1
700,000 (1)(2)	BX Trust 2022-LBA6 C, 5.912%, (TSFR1M + 1.600%), 01/15/2039	700,021	0.1
500,000 (1)(2)	BX Trust 2023-DELC A, 7.002%, (TSFR1M + 2.690%), 05/15/2038	504,203	0.1
503,546 (1)(2)	BX Trust 2024-CNYN C, 6.253%, (TSFR1M + 1.941%), 04/15/2041	505,146	0.1
1,000,000 (1)(2)	BX Trust 2025-LUNR A, 5.812%, (TSFR1M + 1.500%), 06/15/2040	1,002,816	0.2
621,862 (2)(3)	CD Mortgage Trust 2017-CD4 XA, 1.371%, 05/10/2050	9,551	0.0
725,000 (2)	Citigroup Commercial Mortgage Trust 2016-P4 C, 4.092%, 07/10/2049	671,088	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
838,477 (2)(3)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.044%, 07/10/2049	$9,031	0.0
200,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 B, 3.698%, 10/10/2049	182,111	0.0
919,621 (2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.001%, 09/15/2050	12,611	0.0
1,141,755 (2)(3)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.824%, 06/10/2051	19,879	0.0
14,616,218 (2)(3)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.945%, 12/15/2072	466,281	0.1
1,023,914 (2)(3)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.160%, 08/10/2056	31,061	0.0
150,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	138,801	0.0
500,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 10/12/2040	506,893	0.1
34,666 (2)	Comm Mortgage Trust 2013-CR13 C, 5.109%, 11/10/2046	32,556	0.0
2,380,000 (1)(2)(3)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	26,887	0.0
1,016,377 (2)(3)	COMM Mortgage Trust 2016-CR28 XA, 0.746%, 02/10/2049	2,820	0.0
663,790 (2)(3)	COMM Mortgage Trust 2017-COR2 XA, 1.303%, 09/10/2050	11,786	0.0
1,000,000 (1)(2)	CONE Trust 2024-DFW1 A, 5.953%, (TSFR1M + 1.642%), 08/15/2041	997,838	0.2
1,130,000 (1)(2)	DBWF Mortgage Trust 2015-LCM D, 3.535%, 06/10/2034	1,012,109	0.2
1,025,000 (1)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	1,070,281	0.2
500,000 (1)(2)	DC Trust 2024-HLTN A, 5.933%, 04/13/2040	505,898	0.1
350,000 (1)(2)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	358,973	0.1
Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
450,000 (1)	ELM Trust 2024-ELM C15, 6.396%, 06/10/2039	$452,099	0.1
257,318 (1)(2)	Extended Stay America Trust 2021-ESH E, 7.276%, (TSFR1M + 2.964%), 07/15/2038	258,299	0.1
1,000,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.912%, (TSFR1M + 2.600%), 12/15/2039	1,000,023	0.2
1,060,790 (2)(3)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.759%, 09/25/2045	115,421	0.0
1,426,903 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.688%, 04/25/2030	87,439	0.0
1,618,527 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.962%, 11/25/2030	61,069	0.0
4,236,701 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.626%, 05/25/2035	459,306	0.1
780,719 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.435%, 07/25/2035	72,994	0.0
1,264,398 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.949%, 10/25/2035	76,500	0.0
1,679,104 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.093%, 08/25/2036	126,987	0.0
840,120 (3)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.464%, 12/25/2029	35,000	0.0
1,119,480 (1)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	1,008,905	0.2
11,005,093 (1)(3)	FREMF Mortgage Trust 2016-K57 X2A, 0.100%, 08/25/2049	6,809	0.0
2,837,168 (1)(3)	FREMF Mortgage Trust 2016-K57 X2B, 0.100%, 08/25/2049	2,741	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.703%, (TSFR1M + 1.385%), 08/19/2042	$998,137	0.2
2,000,000 (1)(2)	FS Trust 2024-HULA A, 6.123%, (TSFR1M + 1.811%), 08/15/2039	2,009,274	0.4
125,000 (1)	GAM RE-REMIC Trust 2021-FRR2 CK49, 0.810%, 09/27/2051	124,002	0.0
56,298 (1)(4)	GAM RE-REMIC Trust 2021-FRR2 D730, 0.000%, 09/27/2051	55,870	0.0
125,000 (1)(4)	GAM RE-REMIC Trust 2021-FRR2 DK49, 0.000%, 09/27/2051	123,072	0.0
95,000 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	94,384	0.0
95,000 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	94,226	0.0
500,000 (1)(2)	Great Wolf Trust 2024-WOLF A, 5.854%, (TSFR1M + 1.542%), 03/15/2039	501,411	0.1
600,000 (1)(2)	GS Mortgage Securities Corp. II 2023-SHIP C, 5.689%, 09/10/2038	600,740	0.1
193,907 (2)(3)	GS Mortgage Securities Trust 2014-GC22 XA, 0.744%, 06/10/2047	926	0.0
187,163	GS Mortgage Securities Trust 2015-GC32 A4, 3.764%, 07/10/2048	186,937	0.0
1,212,788 (2)(3)	GS Mortgage Securities Trust 2016-GS4 XA, 0.681%, 11/10/2049	5,100	0.0
1,000,000 (2)	GS Mortgage Securities Trust 2018-GS9 A4, 3.992%, 03/10/2051	984,228	0.2
1,039,157 (2)(3)	GS Mortgage Securities Trust 2019-GC38 XA, 1.169%, 02/10/2052	31,437	0.0
1,896,786 (2)(3)	GS Mortgage Securities Trust 2019-GC42 XA, 0.929%, 09/10/2052	51,981	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	84,955	0.0
1,292,311 (2)(3)	GS Mortgage Securities Trust 2020-GC47 XA, 1.237%, 05/12/2053	54,229	0.0
1,000,000 (1)(2)	GSAT Trust 2025-BMF B, 6.270%, (TSFR1M + 1.950%), 07/15/2030	1,002,065	0.2
175,000 (1)(2)	GSMS Trustair 2024-FAIR A, 6.072%, 07/15/2029	180,424	0.0
Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
800,000 (1)(2)	HTL Commercial Mortgage Trust 2024-T53 A, 6.071%, 05/10/2039	$808,747	0.2
750,000 (1)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	772,581	0.2
1,000,000 (1)	ILPT Commercial Mortgage Trust 2025-LPF2 A, 5.292%, 07/15/2042	1,014,739	0.2
1,000,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 6.562%, (TSFR1M + 2.250%), 03/15/2042	998,553	0.2
1,000,000 (1)(2)	IRV Trust 2025-200P B, 5.621%, 03/14/2047	1,002,394	0.2
1,000,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI A, 5.990%, 10/05/2039	1,020,864	0.2
1,000,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI C, 5.990%, 10/05/2039	1,004,492	0.2
1,060,202 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.701%, 12/15/2049	5,586	0.0
770,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC E, 7.126%, (TSFR1M + 2.814%), 04/15/2038	771,357	0.1
18,382,183 (2)(3)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.747%, 06/15/2051	255,694	0.1
500,000 (1)(2)	KIND Commercial Mortgage Trust 2024-1 A, 6.202%, (TSFR1M + 1.890%), 08/15/2041	501,478	0.1
750,000 (1)(2)	LBA Trust 2024-BOLT A, 5.903%, (TSFR1M + 1.591%), 06/15/2039	751,519	0.1
1,000,000 (1)(2)	MED Commercial Mortgage Trust 2024-MOB A, 5.903%, (TSFR1M + 1.592%), 05/15/2041	997,485	0.2
182,000 (1)(2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 6.928%, (TSFR1M + 2.614%), 07/15/2036	179,767	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	$59,651	0.0
10,176,703 (2)(3)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.726%, 11/15/2052	234,261	0.0
996,603 (3)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.400%, 05/15/2054	48,998	0.0
355,000 (1)(2)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.717%, (TSFR1M + 1.397%), 03/15/2039	354,984	0.1
475,819 (1)(2)	PFP Ltd. 2023-10 A, 6.679%, (TSFR1M + 2.365%), 09/16/2038	476,697	0.1
1,000,000 (1)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	992,778	0.2
70,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.347%, 11/08/2049	66,044	0.0
30,000 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	26,480	0.0
1,000,000 (1)(2)	SWCH Commercial Mortgage Trust 2025- DATA C, 6.404%, (TSFR1M + 2.092%), 02/15/2042	991,700	0.2
441,831 (1)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	449,694	0.1
1,812,989 (2)(3)	UBS Commercial Mortgage Trust 2018- C9 XA, 1.074%, 03/15/2051	30,479	0.0
60,000	UBS Commercial Mortgage Trust 2019- C17 A4, 2.921%, 10/15/2052	56,007	0.0
700,000 (1)(2)	WCORE Commercial Mortgage Trust 2024- CORE C, 6.553%, (TSFR1M + 2.241%), 11/15/2041	701,709	0.1
231,546	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	230,891	0.0
400,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	393,590	0.1
400,000 (1)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	344,525	0.1
Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,180,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 6.029%, 03/15/2038	$1,190,237	0.2
500,000 (1)	WSTN Trust 2023- MAUI A, 6.518%, 07/05/2037	507,549	0.1
	Total Commercial Mortgage-Backed Securities (Cost $58,829,175)	59,168,137	11.2

ASSET-BACKED SECURITIES: 8.0%
	Automobile Asset-Backed Securities: 0.5%
150,000 (1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	150,578	0.0
400,000	Exeter Automobile Receivables Trust 2024-1A B, 5.290%, 08/15/2028	400,896	0.1
100,000 (1)	Ford Credit Auto Owner Trust 2022-1 C, 4.670%, 11/15/2034	100,046	0.0
700,000	Honda Auto Receivables Owner Trust 2024-1 A4, 5.170%, 05/15/2030	711,161	0.1
1,600,000	Santander Drive Auto Receivables Trust 2024-4 B, 4.930%, 09/17/2029	1,611,950	0.3
		2,974,631	0.5
	Home Equity Asset-Backed Securities: 0.1%
390,393 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	316,825	0.1
23,782 (2)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	23,745	0.0
		340,570	0.1
	Other Asset-Backed Securities: 6.6%
650,000 (1)(2)	AB BSL CLO 4 Ltd. 2023-4A BR, 6.129%, (TSFR3M + 1.900%), 04/20/2038	653,860	0.1
250,000 (1)(2)	AMMC CLO 25 Ltd. 2022-25A A1R, 5.606%, (TSFR3M + 1.350%), 04/15/2035	250,100	0.1
248,788 (1)(2)	Apidos CLO XXXII 2019-32A A1R, 5.369%, (TSFR3M + 1.100%), 01/20/2033	248,841	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
8,897 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	$8,335	0.0
1,243,905 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.776%, (TSFR1M + 1.464%), 11/15/2036	1,244,069	0.2
550,000 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 7.326%, (TSFR1M + 3.014%), 11/15/2036	549,770	0.1
400,000 (1)(2)	ARES XLIV CLO Ltd. 2017-44A A2R, 5.818%, (TSFR3M + 1.562%), 04/15/2034	400,196	0.1
300,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-4A CR, 6.311%, (TSFR3M + 2.050%), 10/16/2037	301,563	0.1
1,500,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-6A CR, 6.272%, (TSFR3M + 2.000%), 01/22/2038	1,508,092	0.3
750,000 (1)(2)	Bain Capital Credit CLO Ltd. 2024-4A C, 6.179%, (TSFR3M + 1.900%), 10/23/2037	753,370	0.1
1,250,000 (1)(2)	Ballyrock CLO 20 Ltd. 2022-20A BR2, 6.206%, (TSFR3M + 1.950%), 10/15/2036	1,251,504	0.2
500,000 (1)(2)	Ballyrock Clo 29 Ltd. 2025-29A B, 6.262%, (TSFR3M + 1.950%), 07/25/2038	500,625	0.1
400,000 (1)(2)	Benefit Street Partners CLO XXIII Ltd. 2021- 23A C, 6.743%, (TSFR3M + 2.462%), 04/25/2034	400,020	0.1
300,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 6.272%, (TSFR3M + 2.000%), 10/22/2037	301,284	0.1
500,000 (1)(2)	BlueMountain CLO Ltd. 2014-2A A2R2, 5.931%, (TSFR3M + 1.662%), 10/20/2030	500,338	0.1
119,420 (1)(2)	BlueMountain CLO Ltd. 2016-3A A1R2, 5.526%, (TSFR3M + 1.200%), 11/15/2030	119,452	0.0
500,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 6.518%, (TSFR3M + 2.262%), 04/15/2034	500,505	0.1

Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
455,000 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 6.406%, (TSFR3M + 2.150%), 04/15/2035	$455,498	0.1
50,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	51,084	0.0
57,617 (1)(2)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A1R2, 5.511%, (TSFR3M + 1.232%), 04/17/2031	57,681	0.0
173,838 (1)(2)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 5.489%, (TSFR3M + 1.220%), 07/20/2032	173,931	0.0
550,000 (1)(2)	CBAM Ltd. 2017-1A CR2, 6.369%, (TSFR3M + 2.100%), 01/20/2038	552,763	0.1
500,000 (1)(2)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 6.130%, (TSFR3M + 1.850%), 01/17/2038	500,616	0.1
11,181 (2)	Chase Funding Trust Series 2003-5 2A2, 5.034%, (TSFR1M + 0.714%), 07/25/2033	11,239	0.0
51,940 (1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	48,316	0.0
103,790 (1)(2)	Crestline Denali CLO XVII Ltd. 2018- 1A ARR, 5.386%, (TSFR3M + 1.130%), 10/15/2031	103,824	0.0
243,125 (1)	Domino's Pizza Master Issuer LLC 2021- 1A A2I, 2.662%, 04/25/2051	227,244	0.1
91,475 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	91,167	0.0
1,000,000 (1)(2)	Dryden 113 CLO Ltd. 2022-113A CR2, 6.156%, (TSFR3M + 1.900%), 10/15/2037	1,001,852	0.2
1,000,000 (1)(2)	Dryden 87 CLO Ltd. 2021-87A C, 6.484%, (TSFR3M + 2.162%), 05/20/2034	1,001,549	0.2
250,000 (1)(2)	Eaton Vance Clo Ltd. 2015-1A A2R, 5.781%, (TSFR3M + 1.512%), 01/20/2030	250,077	0.1
1,000,000 (1)(2)	Flatiron CLO 23 LLC 2023-1A CR, 6.111%, (TSFR3M + 1.800%), 04/17/2036	1,001,248	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
87,031 (1)(2)	Galaxy XXVI CLO Ltd. 2018-26A AR, 5.496%, (TSFR3M + 1.170%), 11/22/2031	$87,192	0.0
8,951 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	8,481	0.0
886,458 (1)	J.G. Wentworth XLI LLC 2018-1A A, 3.740%, 10/17/2072	791,545	0.2
349,125 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	355,660	0.1
750,000 (1)(2)	LCM XV L.P. 15A CR, 6.931%, (TSFR3M + 2.662%), 07/20/2030	753,672	0.1
192,067 (1)(2)	LCM XXII Ltd. 22A BR, 6.531%, (TSFR3M + 2.262%), 10/20/2028	192,235	0.0
53,893 (1)	Loanpal Solar Loan Ltd. 2020-2GF A, 2.750%, 07/20/2047	45,631	0.0
53,351 (1)	Loanpal Solar Loan Ltd. 2021-1GS A, 2.290%, 01/20/2048	44,598	0.0
91,271 (1)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	74,107	0.0
250,000 (1)(2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 6.531%, (TSFR3M + 2.262%), 04/19/2033	250,443	0.1
73,219 (1)(2)	Magnetite XII Ltd. 2015-12A AR4, 5.406%, (TSFR3M + 1.150%), 10/15/2031	73,238	0.0
1,000,000 (1)(2)	Magnetite XLVII Ltd. 2024-47A C, 6.322%, (TSFR3M + 1.850%), 01/25/2038	1,006,413	0.2
1,000,000 (1)(2)	Magnetite XXVI Ltd. 2020-26A CR2, 6.016%, (TSFR3M + 1.750%), 01/25/2038	1,003,940	0.2
340,000 (1)(2)	Magnetite XXXI Ltd. 2021-31A A1, 5.618%, (TSFR3M + 1.362%), 07/15/2034	340,205	0.1
234,208 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	206,456	0.0
24,213 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	22,688	0.0
18,623 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	16,651	0.0
39,439 (1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	33,523	0.0

Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
46,400 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	$37,017	0.0
624,538 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	586,139	0.1
1,000,000 (1)(2)	Mountain View CLO XVIII Ltd. 2024-1A C, 6.461%, (TSFR3M + 2.200%), 10/16/2037	1,005,352	0.2
620,000 (1)(2)	Neuberger Berman CLO XVII Ltd. 2014- 17A CR3, 6.422%, (TSFR3M + 2.150%), 07/22/2038	624,159	0.1
1,000,000 (1)(2)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR2, 6.369%, (TSFR3M + 2.100%), 07/18/2038	1,007,176	0.2
750,000 (1)(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR2, 6.261%, (TSFR3M + 2.000%), 04/16/2039	754,822	0.1
500,000 (1)(2)	NYACK Park CLO Ltd. 2021-1A C, 6.481%, (TSFR3M + 2.212%), 10/20/2034	500,876	0.1
350,000 (1)(2)	Oaktree CLO Ltd. 2022-3A CR, 6.356%, (TSFR3M + 2.100%), 10/15/2037	351,474	0.1
500,000 (1)(2)	OCP CLO Ltd. 2020- 8RA CR, 6.180%, (TSFR3M + 1.900%), 10/17/2036	500,549	0.1
500,000 (1)(2)	OCP CLO Ltd. 2023- 27A CR, 6.461%, (TSFR3M + 2.200%), 07/16/2035	500,741	0.1
650,000 (1)(2)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 6.732%, (TSFR3M + 2.450%), 10/25/2032	651,360	0.1
250,000 (1)(2)	Octagon Loan Funding Ltd. 2014-1A CRR, 6.786%, (TSFR3M + 2.462%), 11/18/2031	250,585	0.1
250,000 (1)(2)	Palmer Square CLO Ltd. 2021-1A BR, 6.069%, (TSFR3M + 1.800%), 04/20/2038	251,255	0.1
250,000 (1)(2)	Rockland Park CLO Ltd. 2021-1A C, 6.431%, (TSFR3M + 2.162%), 04/20/2034	250,623	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
98,750 (1)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	$101,899	0.0
550,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 6.668%, (TSFR3M + 2.412%), 01/15/2032	550,748	0.1
253,405 (1)(2)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 5.562%, (TSFR3M + 1.280%), 01/25/2032	253,490	0.1
1,250,000 (1)(2)	Storm King Park CLO Ltd. 2022-1A CR, 6.256%, (TSFR3M + 2.000%), 10/15/2037	1,255,912	0.2
345,120 (1)	Sunnova Helios IX Issuer LLC 2022-B A, 5.000%, 08/20/2049	301,460	0.1
353,359 (1)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	326,312	0.1
173,929 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	141,610	0.0
77,457 (1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	63,953	0.0
599,348 (1)	Sunrun Bacchus Issuer LLC 2025-1A A2A, 6.410%, 04/30/2060	595,320	0.1
219,846 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	204,032	0.0
170,745 (1)(2)	Symphony CLO XVI Ltd. 2015-16A ARR, 5.456%, (TSFR3M + 1.200%), 10/15/2031	171,001	0.0
199,504 (1)(2)	Symphony CLO XX Ltd. 2018-20A AR2, 5.361%, (TSFR3M + 1.100%), 01/16/2032	199,556	0.0
187,500 (1)	Taco Bell Funding LLC 2016-1A A23, 4.970%, 05/25/2046	187,591	0.0
27,550 (1)(2)	THL Credit Wind River CLO Ltd. 2015- 1A A1R3, 5.469%, (TSFR3M + 1.200%), 10/20/2030	27,585	0.0
600,000 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.018%, (TSFR3M + 2.762%), 04/15/2035	601,200	0.1
134,923 (1)(2)	TIAA CLO I Ltd. 2016-1A ARR, 5.519%, (TSFR3M + 1.250%), 07/20/2031	134,988	0.0

Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
219,347 (1)(2)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.506%, (TSFR3M + 1.250%), 07/15/2032	$219,544	0.0
1,202,222 (1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,174,502	0.2
221,222 (1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	218,370	0.0
350,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	357,286	0.1
192,500 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	178,212	0.0
		34,863,390	6.6
	Student Loan Asset-Backed Securities: 0.8%
23,655 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	20,626	0.0
16,513 (1)	Commonbond Student Loan Trust-GS 2017- BGS A1, 2.680%, 09/25/2042	15,466	0.0
22,093 (1)	Commonbond Student Loan Trust-GS 2020- AGS A, 1.980%, 08/25/2050	19,747	0.0
6,902 (1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	6,843	0.0
458,628 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	441,787	0.1
90,074 (1)	Navient Private Education Refi Loan Trust 2019-GA A, 2.400%, 10/15/2068	86,924	0.0
286,193 (1)	Navient Private Education Refi Loan Trust 2020-BA A2, 2.120%, 01/15/2069	272,337	0.1
248,142 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	235,193	0.1
606,576 (1)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	570,342	0.1
144,082 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	131,430	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
278,768 (1)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	$253,675	0.1
158,375 (1)	Navient Private Education Refi Loan Trust 2021-c 2021-CA A, 1.060%, 10/15/2069	142,648	0.0
100,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	98,513	0.0
113,483 (1)	SMB Private Education Loan Trust 2019- B A2A, 2.840%, 06/15/2037	110,796	0.0
844,150 (1)	SMB Private Education Loan Trust 2024- D A1A, 5.380%, 07/15/2053	862,031	0.2
228,156 (1)	SMB Private Education Loan Trust 2024- F A1A, 5.060%, 03/16/2054	230,832	0.0
135,087 (1)	SMB Private Education Loan Trust-A 2020- PTA A2A, 1.600%, 09/15/2054	127,166	0.0
600,000 (1)	Sofi Professional Loan Program LLC 2019- C BFX, 3.050%, 11/16/2048	529,899	0.1
10,155 (1)	Sofi Professional Loan Program Trust 2018- D A2FX, 3.600%, 02/25/2048	10,043	0.0
161,349 (1)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	151,126	0.0
		4,317,424	0.8
	Total Asset-Backed Securities (Cost $42,670,326)	42,496,015	8.0

SOVEREIGN BONDS: 2.8%
BRL31,364 (5)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	5,375,164	1.0
BRL1,900,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 05/15/2035	1,461,637	0.3
BRL1,035,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	780,926	0.2
246,125	Chile Government International Bond, 4.950%, 01/05/2036	242,039	0.1

Shares		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	$165,000	0.0
225,000	Colombia Government International Bond, 8.500%, 04/25/2035	234,506	0.0
250,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	254,625	0.1
200,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	202,000	0.0
MXN56,570	Mexican Udibonos S, 2.750%, 11/27/2031	2,282,975	0.4
PEN13,087,000 (1)	Peru Government Bond, 6.850%, 08/12/2035	3,813,194	0.7
9,191 (1)(6)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	4,442	0.0
34,346 (1)(6)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	13,326	0.0
29,024 (1)(6)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	13,786	0.0
24,187 (1)(6)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	11,428	0.0
33,652 (1)(6)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	20,864	0.0
58,890 (1)(6)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	30,623	0.0
67,303 (1)(6)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	34,527	0.0
8,413 (1)(6)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	4,207	0.0
	Total Sovereign Bonds (Cost $13,778,957)	14,945,269	2.8

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.5%
	Basic Materials: 0.1%
200,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	$204,400	0.0
200,000 (1)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	209,450	0.1
200,000 (1)	OCP SA, 6.750%, 05/02/2034	207,408	0.0
		621,258	0.1
	Communications: 0.0%
147,000 (2)	Paramount Global, 6.375%, 03/30/2062	144,557	0.0

	Consumer, Cyclical: 0.1%
185,000 (1)	Royal Caribbean Cruises Ltd., 4.250%, 07/01/2026	184,185	0.1
70,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	70,458	0.0
		254,643	0.1
	Energy: 0.2%
450,000 (2)	Energy Transfer L.P. G, 7.125%, 12/31/2199	459,524	0.1
225,000	Petroleos del Peru SA, 4.750%, 06/19/2032	174,866	0.0
200,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	155,437	0.0
200,000	Petroleos Mexicanos, 6.500%, 03/13/2027	199,100	0.1
		988,927	0.2
	Technology: 0.0%
25,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	25,249	0.0
70,000 (1)	UKG, Inc., 6.875%, 02/01/2031	72,674	0.0
		97,923	0.0
	Utilities: 0.1%
350,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	345,310	0.1

	Total Corporate Bonds/ Notes (Cost $2,508,066)	2,452,618	0.5

U.S. TREASURY OBLIGATIONS: 0.3%
	United States Treasury Notes: 0.3%
172,900	3.750%, 06/30/2027	173,015	0.0
325,800	3.875%, 06/30/2030	327,060	0.1
498,100	4.000%, 06/30/2032	498,528	0.1
Shares		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes (continued)
578,600	4.250%, 11/15/2034	$580,679	0.1
		1,579,282	0.3
	Total U.S. Treasury Obligations (Cost $1,568,502)	1,579,282	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: 34.5%
	Communication Services: 3.6%
24,224	Alphabet, Inc. — Class A	4,268,996	0.8
23,810	AT&T, Inc.	689,061	0.1
16,811	Comcast Corp. — Class A	599,985	0.1
9,595	Deutsche Telekom AG, Reg	351,213	0.1
96,000 (7)	HKT Trust & HKT Ltd. — Stapled Security	143,527	0.0
7,860	Iridium Communications, Inc.	237,136	0.1
1,700	KDDI Corp.	29,190	0.0
42,660	Koninklijke KPN NV	208,104	0.0
6,806	Meta Platforms, Inc. — Class A	5,023,441	1.0
8,810	Millicom International Cellular SA	330,111	0.1
1,741 (8)	Netflix, Inc.	2,331,425	0.4
2,671	New York Times Co. — Class A	149,523	0.0
15,205	Orange SA	231,545	0.1
5,510 (8)	ROBLOX Corp. — Class A	579,652	0.1
1,203 (1)	Scout24 SE	166,073	0.0
162,800	SoftBank Corp.	252,169	0.1
1,325 (8)	Spotify Technology SA	1,016,725	0.2
37	Swisscom AG, Reg	26,273	0.0
2,418 (8)	Take-Two Interactive Software, Inc.	587,211	0.1
10,764	Telenor ASA	167,619	0.0
56,163	Telstra Group Ltd.	179,083	0.0
3,033	T-Mobile US, Inc.	722,643	0.1
21,985	Verizon Communications, Inc.	951,291	0.2
		19,241,996	3.6
	Consumer Discretionary: 2.7%
45,748	ADT, Inc.	387,486	0.1
22,929 (8)	Amazon.com, Inc.	5,030,393	1.0
252	Booking Holdings, Inc.	1,458,888	0.3
4,800 (7)	Bridgestone Corp.	196,283	0.0
1,751 (8)	Burlington Stores, Inc.	407,353	0.1
4,198	Cie Generale des Etablissements Michelin SCA	156,142	0.0
3,578	Columbia Sportswear Co.	218,544	0.0
569	Expedia Group, Inc.	95,979	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
31,498	Ford Motor Co.	$341,753	0.1
8,697	General Motors Co.	427,979	0.1
7,040	H&R Block, Inc.	386,426	0.1
11,800	Isuzu Motors Ltd.	149,482	0.0
2,741 (1)	La Francaise des Jeux SAEM	107,558	0.0
3,450	Lowe's Cos., Inc.	765,451	0.1
9,717	Pearson PLC	143,141	0.0
1,035	Ralph Lauren Corp.	283,880	0.1
3,324	Ross Stores, Inc.	424,076	0.1
5,508	Starbucks Corp.	504,698	0.1
4,481 (8)	Tesla, Inc.	1,423,434	0.3
4,682	TJX Cos., Inc.	578,180	0.1
6,096	Travel + Leisure Co.	314,615	0.1
18,763 (7)	Wendy's Co.	214,273	0.0
		14,016,014	2.7
	Consumer Staples: 2.2%
12,329	Altria Group, Inc.	722,849	0.1
8,598	British American Tobacco PLC	408,802	0.1
1,565	Carrefour SA	22,076	0.0
2,303	Coca-Cola Co.	162,937	0.0
1,498	Coca-Cola European Partners PLC - USD	138,895	0.0
5,755	Colgate-Palmolive Co.	523,129	0.1
2,516	Danone SA	205,868	0.0
311	Heineken Holding NV	23,207	0.0
5,644	Imperial Brands PLC	222,995	0.1
3,381	Ingredion, Inc.	458,531	0.1
7,700 (7)	Japan Tobacco, Inc.	226,838	0.1
1,200 (7)	Kao Corp.	53,767	0.0
17,417	Kenvue, Inc.	364,538	0.1
14,715	Keurig Dr Pepper, Inc.	486,478	0.1
11,100 (7)	Kirin Holdings Co. Ltd.	155,551	0.0
6,093	Koninklijke Ahold Delhaize NV	254,484	0.1
16,057	Kraft Heinz Co.	414,592	0.1
1,602	Kroger Co.	114,911	0.0
6,035	McCormick & Co., Inc.	457,574	0.1
6,900	MEIJI Holdings Co. Ltd.	152,585	0.0
5,518	Mowi ASA	106,571	0.0
6,431	PepsiCo, Inc.	849,149	0.2
9,690	Philip Morris International, Inc.	1,764,840	0.3
9,021	Procter & Gamble Co.	1,437,226	0.3
3,972	Reckitt Benckiser Group PLC	270,600	0.1
1,541	Smithfield Foods, Inc.	36,260	0.0
1,800	Suntory Beverage & Food Ltd.	57,563	0.0
1,452	Sysco Corp.	109,974	0.0
7,657	Tyson Foods, Inc. — Class A	428,333	0.1
7,487	Walmart, Inc.	732,079	0.1
		11,363,202	2.2
	Energy: 1.2%
7,360	Aker BP ASA	188,080	0.0
57,157	BP PLC	284,772	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
5,931	Chesapeake Energy Corp.	$693,571	0.1
8,274	ConocoPhillips	742,509	0.2
2,158	Coterra Energy, Inc.	54,770	0.0
4,329	DT Midstream, Inc.	475,800	0.1
14,660 (7)	Eni SpA	236,820	0.1
5,117	EOG Resources, Inc.	612,044	0.1
7,538	Equinor ASA	190,365	0.1
1,843	HF Sinclair Corp.	75,711	0.0
20,622	Kinder Morgan, Inc.	606,287	0.1
3,180	OMV AG	172,933	0.0
6,213	ONEOK, Inc.	507,167	0.1
15,454	Shell PLC	539,182	0.1
1,399	TotalEnergies SE	85,511	0.0
195	Valero Energy Corp.	26,212	0.0
9,579	Williams Cos., Inc.	601,657	0.1
		6,093,391	1.2
	Financials: 5.8%
4,991 (1)	ABN AMRO Bank NV	136,284	0.0
3,066	Admiral Group PLC	137,683	0.0
2,675	Ageas SA	180,958	0.0
26,216	AIB Group PLC	216,357	0.1
1,296	Allianz SE	525,962	0.1
1,746	Allstate Corp.	351,487	0.1
792	Ameriprise Financial, Inc.	422,714	0.1
14,470	ANZ Group Holdings Ltd.	277,488	0.1
2,582	ASR Nederland NV	171,563	0.0
2,110	Assurant, Inc.	416,704	0.1
16,035	Aviva PLC	136,325	0.0
5,479	AXA SA	269,047	0.1
4,375	Axis Capital Holdings Ltd.	454,213	0.1
14,269	Banco de Sabadell SA	45,426	0.0
3,231	Bank Hapoalim BM	62,061	0.0
12,090	Bank Leumi Le-Israel BM	224,941	0.1
13,704	Bank of Ireland Group PLC	195,284	0.0
6,377	Bank of New York Mellon Corp.	581,009	0.1
2,948	Bankinter SA	38,485	0.0
662 (7)	Banque Cantonale Vaudoise	76,350	0.0
17,217	Blue Owl Capital, Inc.	330,739	0.1
4,382	BNP Paribas SA	393,074	0.1
43,500	BOC Hong Kong Holdings Ltd.	189,366	0.0
859	Capital One Financial Corp.	182,761	0.0
2,119	Cboe Global Markets, Inc.	494,172	0.1
7,839	Charles Schwab Corp.	715,230	0.1
219	Chubb Ltd.	63,449	0.0
6,119	Citigroup, Inc.	520,849	0.1
2,627	CME Group, Inc.	724,054	0.1
729	CNA Financial Corp.	33,920	0.0
10,539	Credit Agricole SA	199,381	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,993	Danske Bank A/S	$244,777	0.1
3,990	DBS Group Holdings Ltd.	140,855	0.0
8,453	DNB Bank ASA	233,764	0.1
6,134	Equitable Holdings, Inc.	344,117	0.1
3,272	Gjensidige Forsikring ASA	82,945	0.0
3,394	Globe Life, Inc.	421,840	0.1
1,274	Goldman Sachs Group, Inc.	901,674	0.2
4,681	Hancock Whitney Corp.	268,689	0.1
12,000	Hang Seng Bank Ltd.	180,074	0.0
2,583	Hanover Insurance Group, Inc.	438,774	0.1
4,405	Hartford Financial Services Group, Inc.	558,862	0.1
60,883	HSBC Holdings PLC	736,450	0.1
15,801	ING Groep NV	346,323	0.1
27,864 (7)	Insurance Australia Group Ltd.	165,652	0.0
68,536	Intesa Sanpaolo SpA	394,797	0.1
408	Jack Henry & Associates, Inc.	73,509	0.0
2,288	JPMorgan Chase & Co.	663,314	0.1
3,697	Kemper Corp.	238,604	0.1
5,778	Loews Corp.	529,612	0.1
269	LPL Financial Holdings, Inc.	100,867	0.0
52,634	M&G PLC	186,046	0.0
3,105	Marsh & McLennan Cos., Inc.	678,877	0.1
54,552	Medibank Pvt Ltd.	181,162	0.0
7,132	MetLife, Inc.	573,556	0.1
13,105	MGIC Investment Corp.	364,843	0.1
18,800	Mitsubishi HC Capital, Inc.	138,419	0.0
2,028	MSCI, Inc.	1,169,629	0.2
7,554 (7)	National Australia Bank Ltd.	195,783	0.0
26,057	NatWest Group PLC	182,997	0.0
3,240	NN Group NV	215,587	0.1
11,321	Old Republic International Corp.	435,179	0.1
3,138	OneMain Holdings, Inc.	178,866	0.0
5,700	Oversea-Chinese Banking Corp. Ltd.	73,093	0.0
2,781	Popular, Inc.	306,494	0.1
8,356 (1)(7)	Poste Italiane SpA	179,536	0.0
2,128	Prosperity Bancshares, Inc.	149,471	0.0
12,736	QBE Insurance Group Ltd.	196,123	0.0
31,585	Rithm Capital Corp.	356,595	0.1
6,104	Ryan Specialty Holdings, Inc.	415,011	0.1
16,913	Sampo Oyj — Class A	182,027	0.0
1,500	State Street Corp.	159,510	0.0
6,600	Sumitomo Mitsui Trust Holdings, Inc.	175,543	0.0
1,665	Swiss Re AG	288,024	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,018	Synchrony Financial	$268,161	0.1
9,068	Tradeweb Markets, Inc. — Class A	1,327,555	0.3
2,300	Travelers Cos., Inc.	615,342	0.1
5,856	Tryg A/S	151,385	0.0
2,960	UniCredit SpA	198,568	0.0
6,020	Unum Group	486,175	0.1
13,201	US Bancorp	597,345	0.1
8,234	Visa, Inc. — Class A	2,923,482	0.6
11,225	Wells Fargo & Co.	899,347	0.2
605	Zurich Insurance Group AG	423,333	0.1
		30,705,899	5.8
	Health Care: 3.5%
2,200	AbbVie, Inc.	408,364	0.1
1,384	AmerisourceBergen Corp.	414,992	0.1
19,200	Astellas Pharma, Inc.	187,986	0.0
6,317 (8)	Boston Scientific Corp.	678,509	0.1
13,310	Bristol-Myers Squibb Co.	616,120	0.1
2,806	Cardinal Health, Inc.	471,408	0.1
1,923	Cigna Group	635,705	0.1
357	CVS Health Corp.	24,626	0.0
1,889	Danaher Corp.	373,153	0.1
1,720	Elevance Health, Inc.	669,011	0.1
2,729	Eli Lilly & Co.	2,127,337	0.4
4,077	Fisher & Paykel Healthcare Corp. Ltd.	89,550	0.0
4,055	Fresenius SE & Co. KGaA	204,060	0.0
6,266	Gilead Sciences, Inc.	694,711	0.1
5,107	GSK PLC	97,372	0.0
10,667	Haleon PLC	54,824	0.0
3,809	Hikma Pharmaceuticals PLC	103,944	0.0
1,164	Humana, Inc.	284,575	0.1
1,872 (8)	Intuitive Surgical, Inc.	1,017,264	0.2
9,704	Johnson & Johnson	1,482,286	0.3
1,692	McKesson Corp.	1,239,864	0.2
8,624	Medtronic PLC	751,754	0.2
4,741	Merck & Co., Inc.	375,298	0.1
299 (8)	Mettler-Toledo International, Inc.	351,241	0.1
3,875	Novartis AG, Reg	470,336	0.1
12,400	Ono Pharmaceutical Co. Ltd.	134,388	0.0
33,652	Pfizer, Inc.	815,725	0.2
1,185 (7)	Recordati Industria Chimica e Farmaceutica SpA	74,483	0.0
1,666	Roche Holding AG	543,816	0.1
2,855	Smith & Nephew PLC	43,722	0.0
9,428	Sonic Healthcare Ltd.	166,416	0.0
1,735	Stryker Corp.	686,418	0.1
6,900	Takeda Pharmaceutical Co. Ltd.	213,024	0.1
2,204 (8)	Vertex Pharmaceuticals, Inc.	981,221	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
52,613	Viatris, Inc.	$469,834	0.1
2,770	Zoetis, Inc.	431,982	0.1
		18,385,319	3.5
	Industrials: 3.7%
4,007	3M Co.	610,026	0.1
2,082	ACS Actividades de Construccion y Servicios SA	144,715	0.0
1,694	AECOM	191,185	0.1
5,540 (1)	Aena SME SA	147,884	0.0
5,200 (7)	AGC, Inc.	152,546	0.0
2,722	AMERCO	147,995	0.0
2,960	AMETEK, Inc.	535,641	0.1
2,800 (7)	ANA Holdings, Inc.	54,824	0.0
182	Applied Industrial Technologies, Inc.	42,306	0.0
1,437	Automatic Data Processing, Inc.	443,171	0.1
1,048 (8)	Axon Enterprise, Inc.	867,681	0.2
6,336	BAE Systems PLC	164,437	0.0
8,981	Brambles Ltd.	138,701	0.0
531	Broadridge Financial Solutions, Inc.	129,049	0.0
2,264 (8)	Builders FirstSource, Inc.	264,186	0.1
8,300	Central Japan Railway Co.	185,543	0.1
2,109	Cintas Corp.	470,033	0.1
1,401	Comfort Systems USA, Inc.	751,230	0.2
5,465	Computershare Ltd.	143,369	0.0
1,378	Concentrix Corp.	72,834	0.0
17,017	CSX Corp.	555,265	0.1
903	Delta Air Lines, Inc.	44,409	0.0
2,687	Donaldson Co., Inc.	186,343	0.1
8,300	East Japan Railway Co.	178,541	0.0
996	Eiffage SA	139,952	0.0
4,397	Emerson Electric Co.	586,252	0.1
2,354	FedEx Corp.	535,088	0.1
333	Flowserve Corp.	17,432	0.0
5,775	Fortive Corp.	301,051	0.1
756	General Dynamics Corp.	220,495	0.1
10,163	Genpact Ltd.	447,274	0.1
5,301	Getlink SE	102,331	0.0
1,613	Hexcel Corp.	91,118	0.0
4,588	Howmet Aerospace, Inc.	853,964	0.2
1,154	Ingersoll Rand, Inc.	95,990	0.0
7,900 (7)	Japan Airlines Co. Ltd.	161,128	0.0
600	Jardine Matheson Holdings Ltd.	28,838	0.0
10,819	Johnson Controls International PLC	1,142,703	0.2
6,500	Kajima Corp.	169,531	0.0
599	Kone Oyj — Class B	39,463	0.0
3,052	Leidos Holdings, Inc.	481,483	0.1
860	Lockheed Martin Corp.	398,300	0.1
3,500	Obayashi Corp.	53,031	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
566	Parker-Hannifin Corp.	$395,334	0.1
3,507	Paychex, Inc.	510,128	0.1
1,886	Paycom Software, Inc.	436,420	0.1
6,503	Raytheon Technologies Corp.	949,568	0.2
1,333	RELX PLC - GBP	72,245	0.0
1,964	Republic Services, Inc.	484,342	0.1
4,700	Secom Co. Ltd.	168,847	0.0
8,800	Sekisui Chemical Co. Ltd.	159,374	0.0
1,551	SGS SA	157,482	0.0
5,620	Smiths Group PLC	173,345	0.0
1,320	Snap-on, Inc.	410,758	0.1
6,421	SS&C Technologies Holdings, Inc.	531,659	0.1
7,400	Sumitomo Corp.	190,970	0.1
6,500 (7)	Swire Pacific Ltd. — Class A	55,719	0.0
11,700	Tokyu Corp.	139,185	0.0
14,125	Transurban Group	129,964	0.0
6,796 (8)	Uber Technologies, Inc.	634,067	0.1
2,732	Union Pacific Corp.	628,578	0.1
1,148	Watts Water Technologies, Inc. — Class A	282,282	0.1
7,500	West Japan Railway Co.	171,458	0.0
1,391	Westinghouse Air Brake Technologies Corp.	291,206	0.1
823	Wolters Kluwer NV	137,637	0.0
		19,597,906	3.7
	Information Technology: 9.0%
247	Amdocs Ltd.	22,536	0.0
31,827	Apple, Inc.	6,529,946	1.2
1,081 (8)	AppLovin Corp. — Class A	378,436	0.1
3,152 (8)	Atlassian Corp. — Class A	640,140	0.1
3,958	Avnet, Inc.	210,091	0.0
15,518	Broadcom, Inc.	4,277,537	0.8
16,715	Cisco Systems, Inc.	1,159,687	0.2
6,635	Cognizant Technology Solutions Corp. — Class A	517,729	0.1
2,265 (8)	Crowdstrike Holdings, Inc. — Class A	1,153,587	0.2
16,565	Hewlett Packard Enterprise Co.	338,754	0.1
532	Intuit, Inc.	419,019	0.1
893	Juniper Networks, Inc.	35,657	0.0
3,847	Micron Technology, Inc.	474,143	0.1
22,412	Microsoft Corp.	11,147,953	2.1
1,241 (8)	Monday.com Ltd.	390,270	0.1
1,256	Motorola Solutions, Inc.	528,098	0.1
4,666	NetApp, Inc.	497,162	0.1
72,184	NVIDIA Corp.	11,404,350	2.2
4,940	Oracle Corp.	1,080,032	0.2
5,974 (8)	Palantir Technologies, Inc. — Class A	814,376	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,907 (8)	Palo Alto Networks, Inc.	$1,004,168	0.2
4,882	Qualcomm, Inc.	777,507	0.1
1,925 (8)	Ralliant Corp.	93,343	0.0
5,671	Sage Group PLC	97,387	0.0
3,758	Salesforce, Inc.	1,024,769	0.2
1,453 (8)	ServiceNow, Inc.	1,493,800	0.3
28	Skyworks Solutions, Inc.	2,086	0.0
2,967 (8)	Snowflake, Inc. — Class A	663,926	0.1
4,400	TIS, Inc.	147,443	0.0
1,669	VeriSign, Inc.	482,007	0.1
		47,805,939	9.0
	Materials: 0.8%
2,641	AptarGroup, Inc.	413,132	0.1
22,500	Asahi Kasei Corp.	160,172	0.0
303	DSM-Firmenich AG	32,235	0.0
3,450	DuPont de Nemours, Inc.	236,635	0.1
2,805	Eastman Chemical Co.	209,421	0.1
1,726	Ecolab, Inc.	465,053	0.1
6,714	Evonik Industries AG	138,702	0.0
20	Givaudan SA, Reg	96,991	0.0
9,900	JFE Holdings, Inc.	115,163	0.0
31,500	Mitsubishi Chemical Group Corp.	165,565	0.0
9,600	Nippon Steel Corp.	181,555	0.0
1,859	Royal Gold, Inc.	330,605	0.1
3,197	RPM International, Inc.	351,158	0.1
1,613	Sherwin-Williams Co.	553,840	0.1
6,581 (7)	SIG Group AG	121,729	0.0
1,164	Symrise AG	122,062	0.0
5,718	UPM-Kymmene Oyj	156,148	0.0
1,450	Vulcan Materials Co.	378,189	0.1
		4,228,355	0.8
	Real Estate: 0.9%
891	American Tower Corp.	196,929	0.1
16,702	Brixmor Property Group, Inc.	434,920	0.1
3,307	COPT Defense Properties	91,207	0.0
1,400	Daito Trust Construction Co. Ltd.	152,486	0.0
5,600	Daiwa House Industry Co. Ltd.	192,432	0.0
854	Digital Realty Trust, Inc.	148,878	0.0
2,887	Equity Residential	194,844	0.0
2,924	First Industrial Realty Trust, Inc.	140,732	0.0
9,569	Gaming and Leisure Properties, Inc.	446,681	0.1
2,729 (7)	Klepierre SA	107,903	0.0
11,800	Link REIT	63,207	0.0
1,513	Mid-America Apartment Communities, Inc.	223,939	0.1
10,444	National Retail Properties, Inc.	450,972	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
173 (7)	Nippon Building Fund, Inc.	$159,744	0.0
5,915	Regency Centers Corp.	421,325	0.1
22,241	Sabra Health Care REIT, Inc.	410,124	0.1
16,902	Scentre Group	39,698	0.0
3,330	Simon Property Group, Inc.	535,331	0.1
230	Swiss Prime Site AG	34,528	0.0
3,564	Welltower, Inc.	547,894	0.1
		4,993,774	0.9
	Utilities: 1.1%
384	BKW AG	84,192	0.0
3,540	Black Hills Corp.	198,594	0.0
22,916	Centrica PLC	50,845	0.0
12,900	Chubu Electric Power Co., Inc.	159,630	0.0
16,500	CLP Holdings Ltd.	139,355	0.0
5,935	Duke Energy Corp.	700,330	0.1
7,422	Edison International	382,975	0.1
3,113	Enel SpA	29,545	0.0
11,961	Engie SA	281,118	0.1
4,146	Entergy Corp.	344,616	0.1
6,045	Eversource Energy	384,583	0.1
12,532	Exelon Corp.	544,139	0.1
14,839	Iberdrola SA	285,474	0.1
2,801	National Fuel Gas Co.	237,273	0.1
11,711	NiSource, Inc.	472,422	0.1
6,430	NorthWestern Corp.	329,859	0.1
6,784	OGE Energy Corp.	301,074	0.1
25,054	Origin Energy Ltd.	178,082	0.0
2,100	Osaka Gas Co. Ltd.	53,865	0.0
15,929	PG&E Corp.	222,050	0.0
26,000	Power Assets Holdings Ltd.	167,169	0.0
4,462	SSE PLC	112,353	0.0
10,966	United Utilities Group PLC	172,196	0.0
		5,831,739	1.1
	Total Common Stock
	(Cost $130,335,319)	182,263,534	34.5

EXCHANGE-TRADED FUNDS: 8.0%
430,467	iShares Core S&P Mid- Cap ETF	26,697,563	5.0
6,419	iShares MSCI EAFE Value ETF	407,478	0.1
7,419	iShares Russell 1000 Value ETF	1,440,992	0.3
160,985	Vanguard FTSE Emerging Markets ETF	7,962,318	1.5
51,012	Vanguard Russell 1000 Growth ETF	5,570,511	1.1
		42,078,862	8.0
	Total Exchange-Traded Funds
	(Cost $40,526,919)	42,078,862	8.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 15.7%
	Affiliated Investment Companies: 15.7%
1,036,891	Voya VACS Series EMHCD Fund	$10,659,235	2.0
3,785,438	Voya VACS Series HYB Fund	39,254,987	7.4
3,108,706	Voya VACS Series SC Fund	33,045,543	6.3
		82,959,765	15.7
	Total Mutual Funds
	(Cost $82,331,374)	82,959,765	15.7

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
1,091	Volkswagen AG	115,334	0.0

	Consumer Staples: 0.0%
2,462	Henkel AG & Co. KGaA	193,473	0.0

	Total Preferred Stock
	(Cost $294,711)	308,807	0.0

PURCHASED OPTIONS(9): 0.0%
	Total Purchased Options
	(Cost $51,726)	30,457	0.0

	Total Long-Term Investments
	(Cost $453,124,347)	506,520,479	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Repurchase Agreements: 0.4%
1,000,000 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,000,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,020,000, due 06/01/30-02/01/57)	1,000,000	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	$1,000,000	0.2
5,721 (10)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $5,722, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $5,835, due 05/15/55)	5,721	0.0

	Total Repurchase Agreements
	(Cost $2,005,721)	2,005,721	0.4
	Commercial Paper: 2.8%
2,100,000	American Honda Finance Corp., 4.660%, 07/09/2025	2,097,591	0.4
1,200,000	Concord Minutemen Capital Co. LLC, 4.410%, 07/03/2025	1,199,565	0.2
2,000,000	Consolidated Edison Co. of New York, Inc., 4.680%, 07/15/2025	1,996,160	0.4
2,000,000	Duke Energy Corp., 4.640%, 07/17/2025	1,995,689	0.4
1,000,000	eBay, Inc., 4.720%, 09/10/2025	990,772	0.2
2,500,000	Fiserv, Inc., 4.660%, 07/02/2025	2,499,362	0.4
3,925,000	Oracle Corp., 4.530%, 07/01/2025	3,924,512	0.7
565,000	Virginia Electric and Power Co., 4.550%, 07/31/2025	562,825	0.1
	Total Commercial Paper
	(Cost $15,268,649)	15,266,476	2.8

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
333,000 (11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230%
	(Cost $333,000)	$333,000	0.1
	Total Short-Term Investments
	(Cost $17,607,370)	$17,605,197	3.3

	Total Investments in Securities
	(Cost $470,731,717)	$524,125,676	99.1

	Assets in Excess of Other Liabilities	4,554,452	0.9

	Net Assets	$528,680,128	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.

(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.

(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2025.

(7)	Security, or a portion of the security, is on loan.
(8)	Non-income producing security.

(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)	Rate shown is the 7-day yield as of June 30, 2025.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,487,200	$1,754,796	$—	$19,241,996
Consumer Discretionary	13,263,408	752,606	—	14,016,014
Consumer Staples	9,202,295	2,160,907	—	11,363,202
Energy	4,395,728	1,697,663	—	6,093,391
Financials	21,736,601	8,969,298	—	30,705,899
Health Care	16,001,398	2,383,921	—	18,385,319
Industrials	16,036,846	3,561,060	—	19,597,906
Information Technology	47,561,109	244,830	—	47,805,939
Materials	2,938,033	1,290,322	—	4,228,355
Real Estate	4,243,776	749,998	—	4,993,774
Utilities	4,117,915	1,713,824	—	5,831,739
Total Common Stock	156,984,309	25,279,225	—	182,263,534
Mutual Funds	82,959,765	—	—	82,959,765
Collateralized Mortgage Obligations	—	78,237,733	—	78,237,733
Commercial Mortgage-Backed Securities	—	59,168,137	—	59,168,137
Asset-Backed Securities	—	42,496,015	—	42,496,015
Exchange-Traded Funds	42,078,862	—	—	42,078,862
Sovereign Bonds	—	14,945,269	—	14,945,269
Corporate Bonds/Notes	—	2,452,618	—	2,452,618
U.S. Treasury Obligations	—	1,579,282	—	1,579,282
Preferred Stock	—	308,807	—	308,807
Purchased Options	—	30,457	—	30,457
Short-Term Investments	333,000	17,272,197	—	17,605,197
Total Investments, at fair value	$282,355,936	$241,769,740	$—	$524,125,676
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	98,596	—	98,596
Forward Foreign Currency Contracts	—	107,998	—	107,998
Forward Premium Swaptions	—	518,718	—	518,718
Futures	1,807,979	—	—	1,807,979
OTC Total Return Swaps	—	445,280	—	445,280
OTC volatility swaps	—	55,401	—	55,401
Total Assets	$284,163,915	$242,995,733	$—	$527,159,648
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(97,011)	$—	$(97,011)
Centrally Cleared Interest Rate Swaps	—	(7,915)	—	(7,915)
Forward Foreign Currency Contracts	—	(998,339)	—	(998,339)
Forward Premium Swaptions	—	(324,179)	—	(324,179)
Futures	(1,028,510)	—	—	(1,028,510)
OTC volatility swaps	—	(13,970)	—	(13,970)
Written Options	—	(325,131)	—	(325,131)
Total Liabilities	$(1,028,510)	$(1,766,545)	$—	$(2,795,055)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya VACS Series EMHCD Fund	$10,095,521	$348,996	$—	$214,718	$10,659,235	$348,997	$—	$—
Voya VACS Series HYB Fund	29,428,063	9,360,306	—	466,618	39,254,987	1,107,882	—	—
Voya VACS Series SC Fund	31,615,106	973,862	—	456,575	33,045,543	973,861	—	—
	$71,138,690	$10,683,164	$—	$1,137,911	$82,959,765	$2,430,740	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	24,752	USD	28,155	Barclays Bank PLC	07/18/25	$1,035
USD	9,737	EUR	8,556	Barclays Bank PLC	07/18/25	(354)
USD	3,007,612	MXN	59,574,400	BNP Paribas	07/11/25	(163,976)
CLP	6,552,082	USD	6,877	Citibank N.A.	07/11/25	156
USD	1,138	EUR	1,012	Citibank N.A.	07/18/25	(55)
USD	657,811	TRY	31,022,355	Deutsche Bank AG	11/10/25	(36,729)
PEN	4,132,998	USD	1,155,340	Goldman Sachs International	07/11/25	11,078
USD	1,130,000	PEN	4,090,487	Goldman Sachs International	07/11/25	(24,421)
USD	608,287	MXN	12,008,508	Goldman Sachs International	07/11/25	(31,015)
USD	1,995,000	PEN	7,228,484	Goldman Sachs International	07/11/25	(45,029)
USD	600,111	BRL	3,513,278	Goldman Sachs International	07/11/25	(45,034)
USD	871,378	MXN	17,214,515	Goldman Sachs International	07/11/25	(45,078)
USD	1,405,908	BRL	8,087,765	Goldman Sachs International	07/11/25	(79,252)
EGP	39,318,109	USD	757,574	Goldman Sachs International	09/30/25	8,189
TRY	30,982,886	USD	657,811	Goldman Sachs International	11/10/25	35,845
USD	5,038,798	BRL	31,364,000	Goldman Sachs International	01/05/26	(469,788)
USD	1,765,872	PEN	6,382,747	Morgan Stanley Capital Services LLC	07/11/25	(35,471)
CNY	10,757,174	USD	1,499,174	Nomura Global Financial Products, Inc.	07/11/25	3,902
MXN	17,391,556	USD	879,218	State Street Bank and Trust Co.	07/11/25	46,664
USD	7,134	ZAR	133,534	State Street Bank and Trust Co.	07/11/25	(403)
USD	472,197	CNY	3,416,734	State Street Bank and Trust Co.	07/11/25	(5,216)
USD	1,018,117	CNY	7,402,813	State Street Bank and Trust Co.	07/11/25	(16,262)
CAD	62,528	USD	44,830	Wells Fargo Bank N.A.	07/18/25	1,129
USD	1	JPY	150	Wells Fargo Bank N.A.	07/18/25	—
JPY	148	USD	1	Wells Fargo Bank N.A.	07/18/25	—
USD	33,698	JPY	4,879,959	Wells Fargo Bank N.A.	07/18/25	(256)
						$(890,341)

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	470	09/30/25	$97,771,016	$373,653
U.S. Treasury 5-Year Note	1,187	09/30/25	129,383,000	1,425,830
U.S. Treasury Ultra Long Bond	2	09/19/25	238,250	8,496
			$227,392,266	$1,807,979
Short Contracts:
U.S. Treasury 10-Year Note	(188)	09/19/25	(21,079,500)	(377,857)
U.S. Treasury Long Bond	(75)	09/19/25	(8,660,156)	(311,188)
U.S. Treasury Ultra 10-Year Note	(134)	09/19/25	(15,311,594)	(339,465)
			$(45,051,250)	$(1,028,510)

At June 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date		Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX Emerging Markets Index Series 43, Version 1	Buy	(1.000)	06/20/30	USD	9,500,000	$235,489	$(97,011)
						$235,489	$(97,011)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.933%	Annual	05/05/45	USD	1,422,528	$(6,511)	$(6,511)
Receive	1-day Secured Overnight Financing Rate	Annual	3.857	Annual	05/05/55	USD	561,108	5,538	5,538
Receive	1-day Secured Overnight Financing Rate	Annual	3.699	Annual	05/05/35	USD	1,183,464	(1,404)	(1,404)
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	1,334,800	42,102	42,102
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	1,687,000	50,956	50,956
								$90,681	$90,681

At June 30, 2025, the following OTC total return swaps were outstanding for Voya Balanced Income Portfolio:

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date		Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Secured Overnight Financing Rate + 0.00%	Monthly	Morgan Stanley Capital Services LLC	12/20/25	USD	8,820,000	$211,680	$—	$211,680
Receive	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Secured Overnight Financing Rate + 0.00%	Monthly	Morgan Stanley Capital Services LLC	12/20/25	USD	8,000,000	233,600	—	233,600
									$445,280	$—	$445,280

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At June 30, 2025, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Pay	USD vs. BRL Spot Exchange Rate	18.300%	Goldman Sachs International	06/24/26	USD	4,576,000	$(13,970)	$(13,970)
Pay	EUR vs. USD Spot Exchange Rate	8.400%	Morgan Stanley Capital Services LLC	02/10/26	USD	5,364,000	20,512	20,512
Receive	USD vs. INR Spot Exchange Rate	4.325%	BNP Paribas	02/10/26	USD	5,364,000	34,889	34,889
							$41,431	$41,431

At June 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Reference Entity	Exercise Rate (%)	(Pay)/ Receive Exercise Rate	Strike Price	Expiration Date		Notional Amount	Premiums Received	Fair Value
Put on 5-Year		CDX North American
Credit Default Swap	Goldman Sachs International	High Yield, Series 44, Version 1	5.000	Pay	105.000%	07/16/25	USD	$5,894,000	$(43,763)	$(3,685)
Put on 5-Year		CDX North American
Credit Default Swap	Goldman Sachs International	High Yield, Series 44, Version 1	5.000	Pay	104.500%	08/20/25	USD	2,842,000	(19,894)	(6,566)
Put on 5-Year		CDX North American
Credit Default Swap	Barclays Bank PLC	High Yield, Series 44, Version 1	5.000	Pay	105.000%	08/20/25	USD	5,894,000	(64,834)	(16,052)
Put on 5-Year		CDX North American
Credit Default Swap	JPMorgan Chase Bank N.A.	High Yield, Series 44, Version 1	5.000	Pay	104.500%	08/20/25	USD	3,080,500	(24,829)	(7,116)
									$(153,320)	$(33,419)

At June 30, 2025, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put JPY	Goldman Sachs International	10/13/25	125.000	USD	87,000	$7,351	$2,125
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	10/13/25	125.000	USD	87,000	7,636	2,125
						$14,987	$4,250

At June 30, 2025, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call INR vs. Put USD	Goldman Sachs International	05/12/27	89.420	USD	2,200,000	$61,600	$(56,195)
Call USD vs. Put BRL	BNP Paribas	06/10/26	6.300	USD	3,080,000	124,648	(97,025)
Call USD vs. Put INR	Goldman Sachs International	05/12/27	89.420	USD	2,200,000	61,600	(60,025)
Call USD vs. Put TRY	Deutsche Bank AG	11/07/25	47.000	USD	1,842,000	165,964	(60,843)
						$413,812	$(274,088)

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	6,579,000	$36,739	$26,207
								$36,739	$26,207

At June 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	3,289,000	$27,086	$(16,846)
Put on 2-Year Interest Rate Swap(1)	BNP Paribas	Receive	3.950%	1-day Secured Overnight Financing Rate	08/19/25	USD	8,173,500	13,650	(778)
								$40,736	$(17,624)

At June 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	3,515,000	$—	$58,298
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	3,336,910	(140,150)	(39,331)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	2,115,500	(293,300)	75,246
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	740,000	(13,980)	25,213
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	3,277,000	(69,483)	(46,993)
Put on 10-Year Interest Rate Swap	UBS AG	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	2,458,000	(52,117)	(35,248)
Put on 1-Year Interest Rate Swap	UBS AG	3.665%	Pay	1-day Secured Overnight Financing Rate	02/02/26	USD	19,757,300	(40,503)	(15,514)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	5,914,400	(898,092)	185,279
Put on 30-Year Interest Rate Swap	UBS AG	4.548%	Pay	1-day Secured Overnight Financing Rate	11/28/25	USD	3,269,400	(58,849)	(32,010)
								$(1,566,474)	$174,940

At June 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	UBS AG	4.630%	Pay	1-day Secured Overnight Financing Rate	05/22/35	USD	1,623,500	$148,144	$(11,251)
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	3,515,000	63,621	(107,116)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	3,336,910	140,150	(36,716)
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	3,277,000	28,951	24,399
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	3,277,000	42,462	32,369
Put on 10-Year Interest Rate Swap	UBS AG	4.630%	Receive	1-day Secured Overnight Financing Rate	05/22/35	USD	1,623,500	148,145	11,121
Put on 10-Year Interest Rate Swap	UBS AG	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	2,458,000	28,954	21,410
Put on 10-Year Interest Rate Swap	UBS AG	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	2,458,000	25,190	21,744

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 1-Year Interest Rate Swap	UBS AG	4.185%	Receive	1-day Secured Overnight Financing Rate	02/02/26	USD	19,757,300	$15,806	$9,963
Put on 1-Year Interest Rate Swap	UBS AG	3.965%	Receive	1-day Secured Overnight Financing Rate	02/02/26	USD	19,757,300	24,697	13,541
Put on 2-Year Interest Rate Swap	UBS AG	4.000%	Receive	1-day Secured Overnight Financing Rate	11/28/25	USD	29,424,600	58,849	40,135
								$724,969	$19,599

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

Currency Abbreviations:			EUR	—	EU Euro
			JPY	—	Japanese Yen
BRL	—	Brazilian Real	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	PEN	—	Peruvian Nuevo Sol
CLP	—	Chilean Peso	TRY	—	Turkish Lira
CNY	—	Chinese Yuan	USD	—	United States Dollar
EGP	—	Egyptian Pound	ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$4,250
Interest rate contracts	Investments in securities at value*	26,207
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	107,998
Interest rate contracts	Unrealized appreciation on forward premium swaptions	518,718
Interest rate contracts	Variation margin receivable on futures contracts**	1,807,979
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	98,596
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	55,401
Interest rate contracts	Unrealized appreciation on OTC swap agreements	445,280
Total Asset Derivatives		$3,064,429
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$998,339
Interest rate contracts	Unrealized depreciation on forward premium swaptions	324,179
Interest rate contracts	Variation margin payable on futures contracts**	1,028,510
Credit contracts	Variation margin payable on centrally cleared swaps**	97,011
Interest rate contracts	Variation margin payable on centrally cleared swaps**	7,915
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	13,970
Credit contracts	Written options, at fair value	33,419
Foreign exchange contracts	Written options, at fair value	274,088
Interest rate contracts	Written options, at fair value	17,624
Total Liability Derivatives		$2,795,055

*	Includes purchased options.

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$30,181	$—	$30,181
Equity contracts	—	—	(267,693)	—	—	(267,693)
Foreign exchange contracts	51,146	(114,000)	—	22,981	49,372	9,499
Interest rate contracts	38,374	—	1,892,854	(265,118)	172,757	1,838,867
Total	$89,520	$(114,000)	$1,625,161	$(211,956)	$222,129	$1,610,854

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(97,010)	$119,901	$22,890
Foreign exchange contracts	(12,438)	(1,275,706)	—	50,866	113,528	(1,123,748)
Interest rate contracts	(84,486)	—	554,554	619,012	179,384	1,268,464
Total	$(96,924)	$(1,275,706)	$554,554	$572,868	$412,813	$167,606

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura Global Financial Products, Inc.	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank N.A.
Assets:
Purchased options	$—	$—	$—	$—	$2,125	$—	$28,332	$—	$—	$—	$—
Forward foreign currency contracts	1,035	—	156	—	55,112	—	—	3,902	46,664	—	1,129
Forward premium swaptions	344,036	—	—	—	—	—	56,768	—	—	117,914	—
OTC total return swaps	—	—	—	—	—	—	445,280	—	—	—	—
OTC volatility swaps	—	34,889	—	—	—	—	20,512	—	—	—	—
Total Assets	$345,071	$34,889	$156	$—	$57,237	$—	$550,892	$3,902	$46,664	$117,914	$1,129
Liabilities:
Forward foreign currency contracts	$354	$163,976	$55	$36,729	$739,617	$—	$35,471	$—	$21,881	$—	$256
Forward premium swaptions	107,116	—	—	—	—	76,047	46,993	—	—	94,023	—
OTC volatility swaps	—	—	—	—	13,970	—	—	—	—	—	—
Written options	16,052	97,803	—	60,843	126,471	7,116	16,846	—	—	—	—
Total Liabilities	$123,522	$261,779	$55	$97,572	$880,058	$83,163	$99,310	$—	$21,881	$94,023	$256
Net OTC derivative instruments by counterparty, at fair value	$221,549	$(226,890)	$101	$(97,572)	$(822,821)	$(83,163)	$451,582	$3,902	$24,783	$23,891	$873
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$490,000	$—	$—	$—	$—	$—	$—
Net Exposure(1)(2)	$221,549	$(226,890)	$101	$(97,572)	$(332,821)	$(83,163)	$451,582	$3,902	$24,783	$23,891	$873

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Total
Assets:
Purchased options	$30,457
Forward foreign currency contracts	107,998
Forward premium swaptions	518,718
OTC total return swaps	445,280
OTC volatility swaps	55,401
Total Assets	$1,157,854
Liabilities:
Forward foreign currency contracts	$998,339
Forward premium swaptions	324,179
OTC volatility swaps	13,970
Written options	325,131
Total Liabilities	$1,661,619
Net OTC derivative instruments by counterparty, at fair value	$(503,765)
Total collateral pledged by the Portfolio/(Received from counterparty)	$490,000
Net Exposure(1)(2)	$(13,765)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2025, the Portfolio had pledged $490,000 in cash collateral to Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $476,185,496.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$62,554,644
Gross Unrealized Depreciation	(12,701,898)
Net Unrealized Appreciation	$49,852,746

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.2%
	Basic Materials: 6.2%
2,885,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$3,082,449	1.0
3,735,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	3,826,821	1.2
2,295,000	Celanese US Holdings LLC, 6.750%, 04/15/2033	2,320,695	0.7
3,265,000 (1)	Chemours Co., 8.000%, 01/15/2033	3,059,822	0.9
2,625,000 (1)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	2,477,767	0.8
5,000 (1)	Constellium SE, 6.375%, 08/15/2032	5,087	0.0
1,125,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	1,160,147	0.3
1,480,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	1,551,643	0.5
290,000 (1)	Novelis Corp., 3.250%, 11/15/2026	285,549	0.1
720,000 (1)	Novelis Corp., 3.875%, 08/15/2031	647,532	0.2
275,000 (1)	Novelis Corp., 4.750%, 01/30/2030	263,863	0.1
1,405,000 (1)	Tronox, Inc., 4.625%, 03/15/2029	1,213,595	0.4
		19,894,970	6.2

	Communications: 9.4%
1,740,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,621,450	0.5
3,110,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 09/01/2029	3,174,552	1.0
4,475,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	4,606,305	1.5
3,110,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	3,111,142	1.0
1,100,000	Northwestern Bell Telephone, 7.750%, 05/01/2030	1,010,444	0.3
4,600,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	4,572,679	1.4
3,725,000 (1)	Snap, Inc., 6.875%, 03/01/2033	3,824,647	1.2
2,470,000	TEGNA, Inc., 5.000%, 09/15/2029	2,361,107	0.7
2,400,000 (1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	2,362,098	0.7
2,150,000 (1)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	2,236,854	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,105,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	$1,158,196	0.4
		30,039,474	9.4

	Consumer, Cyclical: 16.7%
1,050,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	979,565	0.3
1,230,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	1,262,606	0.4
2,975,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	3,044,886	1.0
995,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,005,897	0.3
2,865,000 (1)	Amer Sports Co., 6.750%, 02/16/2031	2,987,994	0.9
2,275,000	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	2,277,682	0.7
4,750,000 (1)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	4,661,350	1.5
1,815,000 (1)	Carnival Corp., 6.000%, 05/01/2029	1,835,087	0.6
2,315,000 (1)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	2,412,334	0.8
3,075,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	3,138,932	1.0
2,235,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	2,299,229	0.7
400,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	400,029	0.1
1,270,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,259,407	0.4
975,000 (1)	Lithia Motors, Inc., 4.375%, 01/15/2031	927,766	0.3
430,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	343,898	0.1
1,140,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	1,088,323	0.3
615,000	MGM Resorts International, 4.625%, 09/01/2026	614,590	0.2
525,000	MGM Resorts International, 4.750%, 10/15/2028	519,031	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
300,000	MGM Resorts International, 6.500%, 04/15/2032	$305,082	0.1
59,000 (1)	NCL Corp. Ltd., 5.875%, 03/15/2026	59,308	0.0
4,325,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	4,421,246	1.4
1,280,000	Newell Brands, Inc., 6.375%, 09/15/2027	1,301,187	0.4
3,110,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	3,273,931	1.0
2,410,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,425,752	0.8
575,000 (1)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	578,872	0.2
2,385,000 (1)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	2,332,559	0.7
1,250,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,226,536	0.4
1,535,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	1,519,600	0.5
1,990,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,992,356	0.6
275,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	277,584	0.1
1,130,000 (1)	William Carter Co., 5.625%, 03/15/2027	1,123,914	0.3
1,235,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,236,764	0.4
		53,133,297	16.7

	Consumer, Non-cyclical: 17.9%
3,625,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	3,757,748	1.2
1,045,000 (1)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	1,092,025	0.3
2,940,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	3,047,644	1.0
2,260,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	2,335,082	0.7
3,640,000 (1)	EquipmentShare. com, Inc., 8.625%, 05/15/2032	3,872,741	1.2
3,765,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	3,947,419	1.2
3,000,000 (1)	Insulet Corp., 6.500%, 04/01/2033	3,129,873	1.0
890,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	854,343	0.3
3,915,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	3,887,340	1.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
305,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	$313,703	0.1
675,000	New Albertsons L.P., 7.450%, 08/01/2029	721,932	0.2
3,110,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	2,812,368	0.9
3,755,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	3,845,811	1.2
1,300,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	1,313,339	0.4
890,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	856,415	0.3
690,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	695,644	0.2
3,800,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	3,844,145	1.2
1,305,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	1,313,653	0.4
1,925,000	Service Corp. International, 5.750%, 10/15/2032	1,947,037	0.6
4,440,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	4,614,021	1.4
1,075,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	1,073,979	0.3
1,400,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,426,088	0.5
855,000	United Rentals North America, Inc., 4.875%, 01/15/2028	852,167	0.3
225,000	United Rentals North America, Inc., 5.500%, 05/15/2027	225,218	0.1
1,120,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	1,155,026	0.4
1,075,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	1,076,559	0.3
2,960,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	3,077,130	1.0
		57,088,450	17.9

	Energy: 8.7%
1,150,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,152,674	0.4
2,250,000 (1)	Civitas Resources, Inc., 8.750%, 07/01/2031	2,277,808	0.7
2,870,000 (1)	CNX Resources Corp., 7.375%, 01/15/2031	2,995,895	0.9

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
908,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	$928,997	0.3
2,280,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	2,352,379	0.7
1,225,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	1,269,557	0.4
750,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	753,405	0.2
480,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	484,764	0.1
1,555,000 (1)	SM Energy Co., 7.000%, 08/01/2032	1,533,895	0.5
1,120,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,146,708	0.4
3,000,000 (1)	Sunoco L.P., 6.250%, 07/01/2033	3,051,971	1.0
1,393,333 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	1,416,333	0.4
1,175,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,188,851	0.4
1,200,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,241,003	0.4
1,100,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,143,286	0.4
2,595,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	2,595,000	0.8
2,290,000 (1)	Weatherford International Ltd., 8.625%, 04/30/2030	2,361,877	0.7
		27,894,403	8.7

	Financial: 11.9%
1,255,000 (1)	HUB International Ltd., 7.375%, 01/31/2032	1,313,927	0.4
5,955,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	6,127,135	1.9
1,150,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,169,641	0.4
3,530,000	Navient Corp., 7.875%, 06/15/2032	3,675,608	1.2
6,055,000	OneMain Finance Corp., 7.125%, 09/15/2032	6,276,123	2.0
4,420,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	4,594,175	1.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,980,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	$3,058,225	1.0
750,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	796,952	0.2
825,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	761,117	0.2
2,980,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	3,060,088	1.0
750,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 06/15/2033	772,028	0.2
1,150,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,191,161	0.4
3,830,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	3,923,645	1.2
1,325,000 (1)	Ryan Specialty LLC, 5.875%, 08/01/2032	1,336,270	0.4
		38,056,095	11.9

	Industrial: 17.1%
1,190,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	1,234,016	0.4
2,985,000 (1)	Axon Enterprise, Inc., 6.250%, 03/15/2033	3,081,002	1.0
3,640,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	3,824,615	1.2
3,815,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	3,923,625	1.2
3,725,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	3,904,456	1.2
639,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	631,479	0.2
4,425,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	4,698,279	1.5
910,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	910,000	0.3
3,720,000 (1)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027	3,785,628	1.2
2,050,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	2,103,427	0.7
1,600,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	1,646,312	0.5
2,985,000 (1)	Quikrete Holdings, Inc., 6.750%, 03/01/2033	3,081,866	1.0

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,160,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	$1,217,103	0.4
2,230,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	2,365,374	0.7
3,120,000 (1)	TransDigm, Inc., 6.375%, 05/31/2033	3,130,628	1.0
795,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	824,132	0.2
3,220,000 (1)	TransDigm, Inc., 7.125%, 12/01/2031	3,377,677	1.0
3,680,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	3,829,474	1.2
3,000,000 (1)	WESCO Distribution, Inc., 6.375%, 03/15/2033	3,102,876	1.0
3,595,000 (1)	XPO, Inc., 7.125%, 06/01/2031	3,772,248	1.2
		54,444,217	17.1

	Technology: 3.6%
1,100,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	1,136,518	0.4
3,070,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	3,100,571	1.0
1,100,000 (1)	CoreWeave, Inc., 9.250%, 06/01/2030	1,125,501	0.3
3,230,000 (1)	McAfee Corp., 7.375%, 02/15/2030	3,053,525	1.0
2,930,000 (1)	UKG, Inc., 6.875%, 02/01/2031	3,041,926	0.9
		11,458,041	3.6

	Utilities: 1.7%
1,100,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	1,158,411	0.4
710,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	717,520	0.2
770,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	784,994	0.2
550,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	536,414	0.2
1,025,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,026,618	0.3
475,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	475,622	0.2
600,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	638,132	0.2
		5,337,711	1.7
	Total Corporate Bonds/Notes (Cost $294,000,457)	297,346,658	93.2

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.7%
	Energy: 0.7%
2,000,000 (1)	Golar LNG Ltd., 2.750%, 12/15/2030	$2,057,500	0.7

	Financial: 0.0%
499,200 (1)	Lehman Brothers Holdings, Inc. SD, 8.160%, 05/30/2009	1,331	0.0

	Total Convertible Bonds/Notes (Cost $2,451,666)	2,058,831	0.7

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Consumer Discretionary: —%
1,476 (1)(2)	Perseus Holding Corp.	—	—

	Energy: 0.0%
2 (3)	Amplify Energy Corp.	7	0.0
424,441 (2)	Ascent Resources - Utica LLC - Class A	5,093	0.0
2,000 (2)(4)	Green Field Energy Services, Inc.	—	—
		5,100	0.0

	Health Care: 0.0%
26 (3)	Option Care Health, Inc.	844	0.0
	Total Common Stock (Cost $10,390)	5,944	0.0

PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (1)(2)	Perseus Holding Corp.	—	—
	Total Preferred Stock (Cost $–)	—	—

WARRANTS: 0.0%
	Health Care: 0.0%
126	Option Care Health, Inc. - Class A	372	0.0
126	Option Care Health, Inc. - Class B	254	0.0
		626	0.0

	Total Warrants (Cost $–)	626	0.0

	Total Long-Term Investments (Cost $296,462,513)	299,412,059	93.9

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Commercial Paper: 0.6%
1,800,000	American Honda Finance Corp., 4.680%, 07/21/2025	$1,795,167	0.6

	Total Commercial Paper (Cost $1,795,300)	1,795,167	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.9%
15,718,640 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $15,718,640)	$15,718,640	4.9

	Total Short-Term Investments (Cost $17,513,940)	17,513,807	5.5

	Total Investments in Securities (Cost $313,976,453)	$316,925,866	99.4

	Assets in Excess of Other Liabilities	2,020,576	0.6

	Net Assets	$318,946,442	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Energy	7	—	5,093	5,100
Health Care	844	—	—	844
Total Common Stock	851	—	5,093	5,944
Corporate Bonds/Notes	—	297,346,658	—	297,346,658
Convertible Bonds/Notes	—	2,058,831	—	2,058,831
Warrants	—	626	—	626
Preferred Stock	—	—	—	—
Short-Term Investments	15,718,640	1,795,167	—	17,513,807
Total Investments, at fair value	$15,719,491	$301,201,282	$5,093	$316,925,866

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2025, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc.	8/25/2019	$—	$—
		$—	$—

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Swaps
Credit contracts	$277,343
Total	$277,343

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $314,403,536.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,475,347
Gross Unrealized Depreciation	(953,017)
Net Unrealized Appreciation	$2,522,330

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 13.5%
335,306	Alphabet, Inc. - Class A	$59,090,976	2.6
167,697	Meta Platforms, Inc. - Class A	123,775,479	5.4
49,397 (1)	Netflix, Inc.	66,149,005	2.9
155,762 (1)	ROBLOX Corp. - Class A	16,386,162	0.7
37,736 (1)	Spotify Technology SA	28,956,342	1.2
68,507 (1)	Take-Two Interactive Software, Inc.	16,636,925	0.7
		310,994,889	13.5

	Consumer Discretionary: 11.2%
644,808 (1)	Amazon.com, Inc.	141,464,427	6.1
5,042	Booking Holdings, Inc.	29,189,348	1.3
49,643 (1)	Burlington Stores, Inc.	11,548,948	0.5
98,234	Lowe's Cos., Inc.	21,795,178	0.9
155,637	Starbucks Corp.	14,261,018	0.6
127,247 (1)	Tesla, Inc.	40,421,282	1.8
		258,680,201	11.2

	Consumer Staples: 2.6%
492,820	Kenvue, Inc.	10,314,723	0.5
152,248	McCormick & Co., Inc.	11,543,443	0.5
89,935	Philip Morris International, Inc.	16,379,862	0.7
212,198	Walmart, Inc.	20,748,720	0.9
		58,986,748	2.6

	Energy: 0.5%
103,275	Chesapeake Energy Corp.	12,076,978	0.5

	Financials: 6.4%
488,201	Blue Owl Capital, Inc.	9,378,341	0.4
36,011	Goldman Sachs Group, Inc.	25,486,785	1.1
34,407	MSCI, Inc.	19,843,893	0.8
159,451	Tradeweb Markets, Inc. - Class A	23,343,627	1.0
199,604	Visa, Inc. - Class A	70,869,400	3.1
		148,922,046	6.4

	Health Care: 7.8%
179,881 (1)	Boston Scientific Corp.	19,321,018	0.8
55,971	Danaher Corp.	11,056,511	0.5
77,543	Eli Lilly & Co.	60,447,095	2.6
52,796 (1)	Intuitive Surgical, Inc.	28,689,874	1.3
30,964	McKesson Corp.	22,689,800	1.0
8,470 (1)	Mettler-Toledo International, Inc.	9,949,879	0.4
62,294 (1)	Vertex Pharmaceuticals, Inc.	27,733,289	1.2
		179,887,466	7.8

	Industrials: 5.8%
113,582	3M Co.	17,291,724	0.8
28,428 (1)	Axon Enterprise, Inc.	23,536,678	1.0
62,431 (1)	Builders FirstSource, Inc.	7,285,074	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
39,835	Comfort Systems USA, Inc.	$21,359,925	0.9
129,461	Howmet Aerospace, Inc.	24,096,576	1.0
214,026	Johnson Controls International PLC	22,605,426	1.0
191,776 (1)	Uber Technologies, Inc.	17,892,701	0.8
		134,068,104	5.8

	Information Technology: 49.7%
902,250	Apple, Inc.	185,114,632	8.0
30,553 (1)	AppLovin Corp. - Class A	10,695,994	0.5
86,141 (1)	Atlassian Corp. - Class A	17,494,376	0.7
408,559	Broadcom, Inc.	112,619,288	4.9
60,306 (1)	Crowdstrike Holdings, Inc. - Class A	30,714,449	1.3
110,352	Micron Technology, Inc.	13,600,884	0.6
613,555	Microsoft Corp.	305,188,393	13.2
34,882 (1)	Monday.com Ltd.	10,969,691	0.5
2,028,550	NVIDIA Corp.	320,490,614	13.9
139,585	Oracle Corp.	30,517,469	1.3
168,978 (1)	Palantir Technologies, Inc. - Class A	23,035,081	1.0
138,614 (1)	Palo Alto Networks, Inc.	28,365,969	1.2
41,292 (1)	ServiceNow, Inc.	42,451,479	1.8
84,171 (1)	Snowflake, Inc. - Class A	18,834,945	0.8
		1,150,093,264	49.7

	Materials: 1.1%
45,863	Sherwin-Williams Co.	15,747,520	0.7
41,214	Vulcan Materials Co.	10,749,435	0.4
		26,496,955	1.1

	Real Estate: 0.7%
100,742	Welltower, Inc.	15,487,068	0.7

	Total Common Stock (Cost $1,536,362,000)	2,295,693,719	99.3

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
21,384,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $21,384,000)	$21,384,000	0.9

	Total Short-Term Investments (Cost $21,384,000)	$21,384,000	0.9

	Total Investments in Securities (Cost $1,557,746,000)	$2,317,077,719	100.2

	Liabilities in Excess of Other Assets	(5,108,139)	(0.2)

	Net Assets	$2,311,969,580	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$2,295,693,719	$—	$—	$2,295,693,719
Short-Term Investments	21,384,000	—	—	21,384,000
Total Investments, at fair value	$2,317,077,719	$—	$—	$2,317,077,719

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,578,539,926.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$778,926,554
Gross Unrealized Depreciation	(40,388,761)
Net Unrealized Appreciation	$738,537,793

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 8.3%
93,286	Alphabet, Inc. - Class A	$16,439,792	3.1
561,169	AT&T, Inc.	16,240,231	3.0
113,941 (1)	Pinterest, Inc. - Class A	4,085,924	0.8
15,474 (1)	Take-Two Interactive Software, Inc.	3,757,861	0.7
351,117 (1)	Warner Bros Discovery, Inc.	4,023,801	0.7
		44,547,609	8.3

	Consumer Discretionary: 6.3%
66,764 (1)	Amazon.com, Inc.	14,647,354	2.7
605	Booking Holdings, Inc.	3,502,490	0.7
24,870	Lowe's Cos., Inc.	5,517,907	1.0
37,177 (1)	O'Reilly Automotive, Inc.	3,350,763	0.6
37,430	Tapestry, Inc.	3,286,728	0.6
21,563	Williams-Sonoma, Inc.	3,522,748	0.7
		33,827,990	6.3

	Consumer Staples: 7.7%
515,706	Albertsons Cos., Inc. - Class A	11,092,836	2.1
576,414	Kenvue, Inc.	12,064,345	2.2
111,520	McCormick & Co., Inc.	8,455,447	1.6
54,879	Philip Morris International, Inc.	9,995,112	1.8
		41,607,740	7.7

	Energy: 6.8%
60,185	Chesapeake Energy Corp.	7,038,034	1.3
99,234	Chevron Corp.	14,209,316	2.6
42,597	EOG Resources, Inc.	5,095,027	1.0
249,911	HF Sinclair Corp.	10,266,344	1.9
		36,608,721	6.8

	Financials: 20.5%
156,669	American International Group, Inc.	13,409,300	2.5
41,401	Arthur J Gallagher & Co.	13,253,288	2.5
369,602	Bank of America Corp.	17,489,567	3.2
9,855	Goldman Sachs Group, Inc.	6,974,876	1.3
76,874	Intercontinental Exchange, Inc.	14,104,073	2.6
112,279	Lazard, Inc.	5,387,146	1.0
52,496	PNC Financial Services Group, Inc.	9,786,304	1.8
99,548	SLM Corp.	3,264,179	0.6
80,836	State Street Corp.	8,596,100	1.6
87,599	Synchrony Financial	5,846,357	1.1
151,990	Wells Fargo & Co.	12,177,439	2.3
		110,288,629	20.5

	Health Care: 14.4%
83,907	Abbott Laboratories	11,412,191	2.1
41,238	AbbVie, Inc.	7,654,598	1.4
36,440	Alcon, Inc.	3,216,923	0.6
123,356 (1)	Centene Corp.	6,695,764	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
37,721	Danaher Corp.	$7,451,406	1.4
24,479	Humana, Inc.	5,984,626	1.1
6,082	McKesson Corp.	4,456,768	0.8
4,167 (1)	Mettler-Toledo International, Inc.	4,895,058	0.9
294,643	Pfizer, Inc.	7,142,146	1.3
30,408	Quest Diagnostics, Inc.	5,462,189	1.0
12,874	Stryker Corp.	5,093,341	1.0
18,785	Universal Health Services, Inc. - Class B	3,402,903	0.6
10,739 (1)	Vertex Pharmaceuticals, Inc.	4,781,003	0.9
		77,648,916	14.4

	Industrials: 10.9%
64,040	3M Co.	9,749,450	1.8
53,798 (1)	Boeing Co.	11,272,295	2.1
20,887	Deere & Co.	10,620,831	2.0
43,057	Johnson Controls International PLC	4,547,680	0.9
72,359	Leonardo DRS, Inc.	3,363,246	0.6
9,254	Parker-Hannifin Corp.	6,463,641	1.2
14,615 (1)	Saia, Inc.	4,004,364	0.7
5,715	TransDigm Group, Inc.	8,690,458	1.6
		58,711,965	10.9

	Information Technology: 10.7%
24,539	Accenture PLC - Class A	7,334,462	1.3
8,246 (1)	Adobe, Inc.	3,190,213	0.6
43,176 (1)	Advanced Micro Devices, Inc.	6,126,674	1.1
13,285	Broadcom, Inc.	3,662,010	0.7
135,363	Cisco Systems, Inc.	9,391,485	1.7
1,607	Constellation Software, Inc.	5,892,471	1.1
27,930 (1)	Globant SA	2,537,161	0.5
46,606	Micron Technology, Inc.	5,744,190	1.1
27,357	Salesforce, Inc.	7,459,980	1.4
14,170	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,209,363	0.6
13,381 (1)	Workday, Inc. - Class A	3,211,440	0.6
		57,759,449	10.7

	Materials: 3.1%
137,874	Alcoa Corp.	4,068,661	0.8
47,252	CF Industries Holdings, Inc.	4,347,184	0.8
38,411	Crown Holdings, Inc.	3,955,565	0.7
34,835	Nucor Corp.	4,512,526	0.8
		16,883,936	3.1

	Real Estate: 5.0%
120,239 (2)	Boston Properties, Inc.	8,112,525	1.5
58,480	Extra Space Storage, Inc.	8,622,291	1.6

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
67,906	Welltower, Inc.	$10,439,190	1.9
		27,174,006	5.0

	Utilities: 5.2%
58,729	DTE Energy Co.	7,779,243	1.4
117,415	Duke Energy Corp.	13,854,970	2.6
440,822 (3)	Prime AET&D Holdings No 1	—	—
73,339	Public Service Enterprise Group, Inc.	6,173,677	1.2
		27,807,890	5.2
	Total Common Stock
	(Cost $477,094,411)	532,866,851	98.9

CORPORATE BONDS/NOTES: —%
	Financial: —%
1,216,000 (3)(4)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	—	—

	Total Corporate Bonds/ Notes
	(Cost $787,908)	—	—

OTHER: 0.0%
	Energy: 0.0%
1,685,000 (3)(5)(6)	Samson Investment Co.	—	0.0

	Total Other
	(Cost $30,842)	—	0.0

WARRANTS: —%
	Information Technology: —%
1,823 (3)	Constellation Software, Inc.	—	—

	Total Warrants
	(Cost $—)	—	—

	Total Long-Term Investments
	(Cost $477,913,161)	532,866,851	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.4%
1,000,000 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	$1,000,000	0.2
885,236 (7)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $885,343, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $902,941, due 05/15/55)	885,236	0.2
	Total Repurchase Agreements	1,885,236	0.4
	(Cost $1,885,236)

	Total Short-Term Investments
	(Cost $1,885,236)	1,885,236	0.4

	Total Investments in Securities
	(Cost $479,798,397)	$534,752,087	99.3

	Assets in Excess of Other Liabilities	3,729,309	0.7

	Net Assets	$538,481,396	100.0

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Defaulted security.

(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(6)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$44,547,609	$—	$—	$44,547,609
Consumer Discretionary	33,827,990	—	—	33,827,990
Consumer Staples	41,607,740	—	—	41,607,740
Energy	36,608,721	—	—	36,608,721
Financials	110,288,629	—	—	110,288,629
Health Care	77,648,916	—	—	77,648,916
Industrials	58,711,965	—	—	58,711,965
Information Technology	57,759,449	—	—	57,759,449
Materials	16,883,936	—	—	16,883,936
Real Estate	27,174,006	—	—	27,174,006
Utilities	27,807,890	—	—	27,807,890
Total Common Stock	532,866,851	—	—	532,866,851
Warrants	—	—	—	—
Short-Term Investments	—	1,885,236	—	1,885,236
Total Investments, at fair value	$532,866,851	$1,885,236	$—	$534,752,087

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2025, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co.	6/28/2017	$30,842	$—
		$30,842	$—

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $481,827,131.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,982,102
Gross Unrealized Depreciation	(13,056,166)
Net Unrealized Appreciation	$52,925,936

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 42.1%
	Basic Materials: 1.5%
528,000	Air Products and Chemicals, Inc., 4.300%, 06/11/2028	$530,826	0.2
533,000 (1)	Albemarle Corp., 4.650%, 06/01/2027	531,354	0.2
173,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	175,051	0.1
289,000	Eastman Chemical Co., 5.000%, 08/01/2029	293,181	0.1
449,000	Ecolab, Inc., 4.300%, 06/15/2028	452,247	0.2
501,000	EIDP, Inc., 4.500%, 05/15/2026	501,385	0.2
500,000 (1)(2)	Georgia-Pacific LLC, 1.750%, 09/30/2025	496,611	0.2
326,000	Nucor Corp., 4.650%, 06/01/2030	328,706	0.1
54,000	Nutrien Ltd., 4.900%, 03/27/2028	54,787	0.0
327,000	Nutrien Ltd., 5.200%, 06/21/2027	332,164	0.1
235,000	Rio Tinto Finance USA PLC, 4.500%, 03/14/2028	236,914	0.1
74,000	Rio Tinto Finance USA PLC, 4.875%, 03/14/2030	75,450	0.0
		4,008,676	1.5

	Communications: 1.8%
220,000	Alphabet, Inc., 1.100%, 08/15/2030	190,106	0.1
646,000	AT&T, Inc., 1.700%, 03/25/2026	633,156	0.2
440,000	Cisco Systems, Inc., 4.550%, 02/24/2028	445,941	0.2
215,000	Cisco Systems, Inc., 4.750%, 02/24/2030	219,875	0.1
308,000	Comcast Corp., 4.550%, 01/15/2029	311,484	0.1
425,000 (1)	Meta Platforms, Inc., 4.300%, 08/15/2029	428,969	0.2
216,000 (2)	NBN Co. Ltd., 5.750%, 10/06/2028	225,949	0.1
420,000	Rogers Communications, Inc., 5.000%, 02/15/2029	426,048	0.1
835,000	Sprint Capital Corp., 6.875%, 11/15/2028	896,611	0.3
391,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	369,644	0.1
194,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	191,117	0.1
135,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	129,990	0.0
181,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	184,094	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
235,000	Uber Technologies, Inc., 4.300%, 01/15/2030	$234,115	0.1
		4,887,099	1.8

	Consumer, Cyclical: 3.9%
240,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	240,782	0.1
140,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	135,082	0.1
428,000 (2)	BMW US Capital LLC, 1.250%, 08/12/2026	413,935	0.2
195,000	BorgWarner, Inc., 4.950%, 08/15/2029	197,938	0.1
210,000 (2)	Denso Corp., 4.420%, 09/11/2029	210,068	0.1
425,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	415,554	0.2
200,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	200,489	0.1
314,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	312,727	0.1
226,000	General Motors Financial Co., Inc., 5.050%, 04/04/2028	227,769	0.1
651,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	652,248	0.2
268,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	269,266	0.1
637,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	650,943	0.2
767,000	Home Depot, Inc., 4.875%, 06/25/2027	779,478	0.3
389,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	377,562	0.1
397,000	Honda Motor Co. Ltd., 4.436%, 07/08/2028	397,548	0.1
164,000	Hyatt Hotels Corp., 5.050%, 03/30/2028	165,824	0.1
462,000 (1)(2)	Hyundai Capital America, 1.300%, 01/08/2026	454,033	0.2
307,000 (2)	Hyundai Capital America, 5.650%, 06/26/2026	310,147	0.1
159,000 (2)	Hyundai Capital America, 5.950%, 09/21/2026	161,530	0.1
507,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	527,214	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
299,000 (2)	Hyundai Capital America, 6.250%, 11/03/2025	$300,219	0.1
857,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	844,611	0.3
135,000	PACCAR Financial Corp., 4.000%, 09/26/2029	134,349	0.1
658,000	Toll Brothers Finance Corp., 4.350%, 02/15/2028	654,749	0.2
506,000	Toyota Motor Credit Corp., 5.400%, 11/20/2026	514,291	0.2
125,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	125,557	0.0
424,000	Toyota Motor Credit Corp. B, 5.000%, 03/19/2027	430,421	0.2
39,352	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	40,190	0.0
130,000	Walmart, Inc., 4.350%, 04/28/2030	131,526	0.0
134,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	125,050	0.0
		10,401,100	3.9

	Consumer, Non-cyclical: 5.8%
170,000	AbbVie, Inc., 3.200%, 11/21/2029	162,657	0.0
192,000	AbbVie, Inc., 4.800%, 03/15/2029	195,812	0.1
821,000	Amgen, Inc., 5.150%, 03/02/2028	839,119	0.3
700,000	Becton Dickinson & Co., 4.693%, 02/13/2028	707,035	0.3
587,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	584,596	0.2
201,000	Cardinal Health, Inc., 4.700%, 11/15/2026	202,114	0.1
165,000	Cardinal Health, Inc., 5.000%, 11/15/2029	168,246	0.1
160,000	Cardinal Health, Inc., 5.125%, 02/15/2029	164,130	0.1
195,000 (2)	Cargill, Inc., 3.625%, 04/22/2027	193,535	0.1
114,000	Cigna Group, 1.250%, 03/15/2026	111,588	0.0
315,000	Cigna Group, 5.000%, 05/15/2029	322,196	0.1
233,000 (2)	CSL Finance PLC, 3.850%, 04/27/2027	231,432	0.1
595,000	CVS Health Corp., 5.400%, 06/01/2029	612,484	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
242,000 (2)	Element Fleet Management Corp., 5.643%, 03/13/2027	$245,856	0.1
516,000	Eli Lilly & Co., 4.550%, 02/12/2028	522,927	0.2
112,000	Eli Lilly & Co., 4.750%, 02/12/2030	114,864	0.0
296,000 (2)	ERAC USA Finance LLC, 5.000%, 02/15/2029	303,121	0.1
316,000 (1)	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	316,689	0.1
192,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	196,045	0.1
149,000	GlaxoSmithKline Capital, Inc., 4.500%, 04/15/2030	150,222	0.0
163,000	Global Payments, Inc., 1.200%, 03/01/2026	159,198	0.0
275,000	HCA, Inc., 5.875%, 02/01/2029	285,469	0.1
215,000	Hershey Co., 4.750%, 02/24/2030	219,377	0.1
420,000	Humana, Inc., 5.750%, 03/01/2028	433,612	0.2
200,000 (2)	Imperial Brands Finance PLC, 4.500%, 06/30/2028	200,011	0.1
515,000	Johnson & Johnson, 4.550%, 03/01/2028	523,841	0.2
170,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	168,908	0.1
426,000 (2)	Mars, Inc., 4.600%, 03/01/2028	429,552	0.2
121,000 (2)	Mars, Inc., 4.800%, 03/01/2030	122,641	0.0
108,000	McKesson Corp., 4.250%, 09/15/2029	107,888	0.0
82,000	Mondelez International, Inc., 2.750%, 04/13/2030	76,177	0.0
215,000	Novartis Capital Corp., 3.800%, 09/18/2029	213,229	0.1
505,000	Philip Morris International, Inc., 4.125%, 04/28/2028	504,124	0.2
162,000	Philip Morris International, Inc., 4.875%, 02/13/2029	164,913	0.1
195,000	Quanta Services, Inc., 4.750%, 08/09/2027	196,712	0.1
474,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	478,434	0.2
192,000	RELX Capital, Inc., 4.750%, 03/27/2030	194,611	0.1
448,000 (2)	Roche Holdings, Inc., 5.338%, 11/13/2028	465,089	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
352,000	S&P Global, Inc., 2.700%, 03/01/2029	$333,723	0.1
519,000	Smith & Nephew PLC, 5.150%, 03/20/2027	525,412	0.2
515,000	Solventum Corp., 5.450%, 02/25/2027	523,616	0.2
320,000	Stryker Corp., 3.650%, 03/07/2028	315,937	0.1
516,000	Stryker Corp., 4.700%, 02/10/2028	523,129	0.2
95,000	Tyson Foods, Inc., 5.400%, 03/15/2029	97,977	0.0
544,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	529,371	0.2
180,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	182,823	0.1
780,000	Zimmer Biomet Holdings, Inc., 4.700%, 02/19/2027	784,542	0.3
316,000	Zoetis, Inc., 5.400%, 11/14/2025	316,695	0.1
		15,421,679	5.8

	Energy: 1.8%
580,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	579,335	0.2
218,000	Chevron USA, Inc., 4.687%, 04/15/2030	222,424	0.1
295,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	301,833	0.1
520,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	527,340	0.2
660,000	Enbridge, Inc., 4.600%, 06/20/2028	665,118	0.3
662,000	Enterprise Products Operating LLC, 4.300%, 06/20/2028	665,135	0.3
825,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	797,077	0.3
118,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	124,850	0.0
306,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	306,293	0.1
495,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	486,461	0.2
		4,675,866	1.8

	Financial: 14.8%
200,000	Aflac, Inc., 1.125%, 03/15/2026	195,401	0.1
136,000 (3)	American Express Co., 5.098%, 02/16/2028	137,593	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
507,000 (3)	American Express Co., 5.282%, 07/27/2029	$521,403	0.2
515,000 (3)	American Express Co., 5.389%, 07/28/2027	520,229	0.2
651,000 (3)	American Express Co., 5.645%, 04/23/2027	657,148	0.2
533,000	American Tower Corp., 3.650%, 03/15/2027	526,669	0.2
152,000	American Tower Corp., 5.250%, 07/15/2028	155,882	0.1
259,000	Aon North America, Inc., 5.125%, 03/01/2027	262,172	0.1
96,000	Aon North America, Inc., 5.150%, 03/01/2029	98,346	0.0
238,000	Arthur J Gallagher & Co., 4.850%, 12/15/2029	241,640	0.1
420,000 (2)	Athene Global Funding, 5.684%, 02/23/2026	422,959	0.2
367,000 (2)	Aviation Capital Group LLC, 5.125%, 04/10/2030	370,656	0.1
559,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	532,285	0.2
679,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	660,113	0.3
481,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	470,263	0.2
268,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	264,913	0.1
94,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	94,015	0.0
182,000 (3)	Bank of America Corp., MTN, 1.197%, 10/24/2026	180,114	0.1
127,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	119,061	0.0
271,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	263,468	0.1
48,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	45,699	0.0
97,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	95,940	0.0
642,000	Bank of Montreal, 5.300%, 06/05/2026	647,662	0.2
60,000 (1)(3)	Bank of New York Mellon, 4.729%, 04/20/2029	60,857	0.0
179,000 (3)	Bank of New York Mellon Corp., 4.414%, 07/24/2026	178,925	0.1
264,000 (1)(3)	Bank of New York Mellon Corp., 4.441%, 06/09/2028	265,493	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
786,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	$789,785	0.3
1,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	1,021	0.0
248,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	228,567	0.1
104,000 (2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	95,514	0.0
580,000	Brown & Brown, Inc., 4.700%, 06/23/2028	585,068	0.2
291,000 (2)(3)	CaixaBank SA, 4.634%, 07/03/2029	291,789	0.1
143,000 (3)	Canadian Imperial Bank of Commerce, 4.857%, 03/30/2029	144,566	0.1
412,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	398,076	0.2
335,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	343,110	0.1
335,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	346,603	0.1
332,000	Charles Schwab Corp., 5.875%, 08/24/2026	337,653	0.1
124,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	131,611	0.1
328,000 (3)	Citigroup, Inc., 4.786%, 03/04/2029	330,398	0.1
177,000	CME Group, Inc., 4.400%, 03/15/2030	178,295	0.1
435,000	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	443,993	0.2
668,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	659,426	0.3
525,000 (2)	Corebridge Global Funding, 0.900%, 09/22/2025	520,524	0.2
507,000	Crown Castle, Inc., 5.600%, 06/01/2029	523,518	0.2
475,000 (1)	Equinix, Inc., 1.250%, 07/15/2025	474,391	0.2
126,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	126,637	0.0
64,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	64,539	0.0
906,000 (3)	Goldman Sachs Group, Inc., 1.431%, 03/09/2027	886,560	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
278,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	$270,085	0.1
196,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	199,300	0.1
617,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	642,400	0.2
80,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	84,874	0.0
257,000	Hanover Insurance Group, Inc., 4.500%, 04/15/2026	256,314	0.1
334,000 (3)	HSBC Holdings PLC, 4.899%, 03/03/2029	336,873	0.1
388,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	374,429	0.1
518,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	506,079	0.2
378,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	354,606	0.1
444,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	433,999	0.2
538,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	527,073	0.2
183,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	182,540	0.1
658,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	660,095	0.3
95,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	95,343	0.0
115,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	117,126	0.0
443,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	451,257	0.2
246,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	248,412	0.1
913,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	932,095	0.4
155,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	160,975	0.1
515,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	526,330	0.2
532,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	532,728	0.2
416,000 (3)	Lloyds Banking Group PLC, 5.985%, 08/07/2027	422,395	0.2
214,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	213,651	0.1
787,000	Marsh & McLennan Cos., Inc., 4.550%, 11/08/2027	793,112	0.3
327,000	Mastercard, Inc., 4.550%, 03/15/2028	331,564	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
256,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	$263,409	0.1
483,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	475,351	0.2
646,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	630,498	0.2
371,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	360,227	0.1
190,000 (3)	Morgan Stanley, 4.994%, 04/12/2029	192,790	0.1
79,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	80,359	0.0
67,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	68,185	0.0
248,000 (3)	Morgan Stanley, 5.192%, 04/17/2031	254,293	0.1
233,000 (3)	Morgan Stanley, 5.230%, 01/15/2031	238,584	0.1
26,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	26,952	0.0
266,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	277,150	0.1
545,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	528,798	0.2
424,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	418,809	0.2
222,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	226,391	0.1
250,000 (2)	National Securities Clearing Corp., 4.700%, 05/20/2030	254,278	0.1
240,000 (2)	NatWest Markets PLC, 5.410%, 05/17/2029	247,998	0.1
296,000 (2)	Principal Life Global Funding II, 5.100%, 01/25/2029	302,803	0.1
214,000	Prologis L.P., 4.875%, 06/15/2028	218,398	0.1
90,000 (2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	92,498	0.0
544,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	527,469	0.2
579,000 (3)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	581,561	0.2
313,000 (3)	Royal Bank of Canada, GMTN, 4.715%, 03/27/2028	315,015	0.1
202,000 (1)	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	206,697	0.1
95,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	96,351	0.0
434,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	438,362	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
439,000 (3)	Santander UK Group Holdings PLC, 6.833%, 11/21/2026	$442,626	0.2
205,000 (2)	Skandinaviska Enskilda Banken AB, 4.375%, 06/02/2028	206,660	0.1
231,000 (3)	State Street Corp., 3.031%, 11/01/2034	213,470	0.1
340,000 (3)	State Street Corp., 4.530%, 02/20/2029	342,835	0.1
372,000	State Street Corp., 4.536%, 02/28/2028	376,285	0.1
83,000 (3)	State Street Corp., 4.543%, 04/24/2028	83,559	0.0
65,000	State Street Corp., 4.729%, 02/28/2030	66,001	0.0
572,000	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	579,300	0.2
691,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	699,686	0.3
260,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	254,234	0.1
316,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	294,113	0.1
521,000 (3)	Truist Financial Corp., MTN, 4.260%, 07/28/2026	520,798	0.2
256,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	263,725	0.1
155,000 (3)	US Bancorp, 5.046%, 02/12/2031	157,834	0.1
165,000 (2)	USAA Capital Corp., 4.375%, 06/01/2028	166,161	0.1
64,000 (3)	Wells Fargo & Co., 4.970%, 04/23/2029	64,904	0.0
365,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	341,114	0.1
353,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	348,148	0.1
377,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	371,342	0.1
391,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	390,926	0.1
416,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	429,605	0.2
		39,480,757	14.8

	Industrial: 3.8%
219,000	3M Co., 4.800%, 03/15/2030	222,711	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
311,000	AGCO Corp., 5.450%, 03/21/2027	$314,958	0.1
127,000 (2)	Amcor Flexibles North America, Inc., 4.800%, 03/17/2028	127,945	0.0
127,000 (2)	Amcor Flexibles North America, Inc., 5.100%, 03/17/2030	129,222	0.1
527,000	Amphenol Corp., 4.375%, 06/12/2028	530,751	0.2
603,000	Avnet, Inc., 6.250%, 03/15/2028	626,935	0.2
364,000	Caterpillar Financial Services Corp., 4.400%, 03/03/2028	366,775	0.1
207,000	Caterpillar Financial Services Corp., 4.800%, 01/08/2030	212,097	0.1
190,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	194,006	0.1
250,000	FedEx Corp., 3.250%, 04/01/2026	247,633	0.1
517,000	GATX Corp., 5.400%, 03/15/2027	524,350	0.2
221,000	HEICO Corp., 5.250%, 08/01/2028	226,806	0.1
523,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	531,840	0.2
235,000	JB Hunt Transport Services, Inc., 4.900%, 03/15/2030	238,584	0.1
380,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	369,796	0.1
659,000	John Deere Capital Corp. I, 4.250%, 06/05/2028	663,043	0.3
318,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	318,909	0.1
118,000 (2)	Molex Electronic Technologies LLC, 4.750%, 04/30/2028	118,762	0.0
96,000	Northrop Grumman Corp., 4.650%, 07/15/2030	96,871	0.0
245,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	247,853	0.1
564,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	578,596	0.2
447,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	465,853	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
165,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	$167,982	0.1
518,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	531,699	0.2
171,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	175,763	0.1
61,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	63,177	0.0
504,000	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	524,911	0.2
646,000	Veralto Corp., 5.500%, 09/18/2026	653,870	0.2
766,000	Waste Management, Inc., 4.950%, 07/03/2027	779,346	0.3
		10,251,044	3.8

	Technology: 3.4%
264,000	Accenture Capital, Inc., 3.900%, 10/04/2027	263,269	0.1
120,000	Accenture Capital, Inc., 4.050%, 10/04/2029	119,256	0.0
261,000	Advanced Micro Devices, Inc., 4.319%, 03/24/2028	262,966	0.1
792,000	Analog Devices, Inc., 4.250%, 06/15/2028	795,800	0.3
103,000	AppLovin Corp., 5.125%, 12/01/2029	104,371	0.0
47,000 (2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	45,190	0.0
444,000 (1)	Broadcom, Inc., 3.459%, 09/15/2026	439,977	0.2
657,000	Broadcom, Inc., 4.150%, 02/15/2028	655,212	0.2
650,000	Broadcom, Inc., 4.800%, 04/15/2028	659,552	0.3
578,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	578,966	0.2
121,000	Dell International LLC / EMC Corp., 5.000%, 04/01/2030	122,977	0.0
311,000	Fiserv, Inc., 5.150%, 03/15/2027	315,200	0.1
444,000	Fiserv, Inc., 5.450%, 03/02/2028	456,412	0.2
395,000	Hewlett Packard Enterprise Co., 4.550%, 10/15/2029	393,116	0.1
445,000	IBM International Capital Pte Ltd., 4.600%, 02/05/2029	449,703	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
781,000	Oracle Corp., 1.650%, 03/25/2026	$765,154	0.3
720,000	Oracle Corp., 2.650%, 07/15/2026	707,193	0.3
188,000	Oracle Corp., 4.800%, 08/03/2028	191,139	0.1
416,000	Synopsys, Inc., 4.650%, 04/01/2028	420,319	0.2
61,000	Synopsys, Inc., 4.850%, 04/01/2030	61,866	0.0
530,000	VMware LLC, 3.900%, 08/21/2027	525,545	0.2
408,000	VMware, Inc., 1.400%, 08/15/2026	394,717	0.2
215,000	Workday, Inc., 3.500%, 04/01/2027	212,318	0.1
		8,940,218	3.4

	Utilities: 5.3%
527,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	525,461	0.2
519,000	AES Corp., 5.450%, 06/01/2028	530,496	0.2
529,000	Alabama Power Co., 3.750%, 09/01/2027	526,649	0.2
305,000	Ameren Corp., 5.700%, 12/01/2026	309,979	0.1
534,000	Ameren Illinois Co., 3.800%, 05/15/2028	530,114	0.2
393,000	American Electric Power Co., Inc., 5.200%, 01/15/2029	403,182	0.1
471,000 (2)	Capital Power US Holdings, Inc., 5.257%, 06/01/2028	477,475	0.2
218,000	CenterPoint Energy Houston Electric LLC, 4.800%, 03/15/2030	221,971	0.1
218,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	220,782	0.1
149,000	Consumers Energy Co., 4.500%, 01/15/2031	149,634	0.1
188,000	Consumers Energy Co., 4.900%, 02/15/2029	192,038	0.1
69,000	DTE Electric Co., 4.250%, 05/14/2027	69,125	0.0
323,000	DTE Energy Co., 5.100%, 03/01/2029	329,481	0.1
533,000	Entergy Corp., 0.900%, 09/15/2025	529,023	0.2
459,000	Eversource Energy, 2.900%, 03/01/2027	447,976	0.2
711,000	Eversource Energy, 4.750%, 05/15/2026	712,281	0.3
86,000	Exelon Corp., 5.150%, 03/15/2029	88,269	0.0
567,000	Georgia Power Co., 5.004%, 02/23/2027	575,247	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
195,000 (1)(2)	Liberty Utilities Co., 5.577%, 01/31/2029	$200,700	0.1
527,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	526,720	0.2
188,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 06/15/2029	193,590	0.1
259,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	263,511	0.1
231,000 (2)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	239,534	0.1
683,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	658,915	0.2
287,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	268,263	0.1
492,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	495,274	0.2
165,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	167,295	0.1
355,000	NextEra Energy Capital Holdings, Inc., 5.050%, 03/15/2030	363,417	0.1
324,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	286,199	0.1
450,000	NiSource, Inc., 0.950%, 08/15/2025	447,932	0.2
389,000	ONE Gas, Inc., 5.100%, 04/01/2029	398,602	0.1
545,894	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	536,650	0.2
129,000	Pinnacle West Capital Corp., 5.150%, 05/15/2030	132,107	0.0
562,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	581,869	0.2
155,000	Sempra Energy, 5.400%, 08/01/2026	156,542	0.1
144,000	Southern Co., 5.500%, 03/15/2029	149,964	0.1
384,000 (1)	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	379,819	0.1
315,000 (2)	Vistra Operations Co. LLC, 5.050%, 12/30/2026	316,737	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
171,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	$159,099	0.1
194,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	194,070	0.1
43,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	42,998	0.0
61,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	62,171	0.0
		14,061,161	5.3

	Total Corporate Bonds/Notes (Cost $111,097,741)	112,127,600	42.1

ASSET-BACKED SECURITIES: 18.7%
	Automobile Asset-Backed Securities: 6.0%
77,487	AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	77,340	0.0
1,000,000	Bridgecrest Lending Auto Securitization Trust 2025-2 A2, 4.840%, 01/18/2028	1,000,063	0.4
550,000	Carmax Auto Owner Trust 2025-2 A4, 4.650%, 11/15/2030	559,791	0.2
750,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	734,697	0.3
1,050,000 (2)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	1,062,105	0.4
500,000	Drive Auto Receivables Trust 2024-2 A3, 4.500%, 09/15/2028	499,886	0.2
1,200,000	Drive Auto Receivables Trust 2025-1 A2, 4.870%, 08/15/2028	1,201,906	0.4
750,000	Exeter Automobile Receivables Trust 2025-3A A2, 4.830%, 01/18/2028	750,557	0.3
600,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	607,223	0.2
1,000,000	Harley-Davidson Motorcycle Trust 2025-A A2A, 4.710%, 07/17/2028	1,003,628	0.4
750,000 (2)	Hyundai Auto Lease Securitization Trust 2025-B A3, 4.530%, 04/17/2028	755,571	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
1,200,000	Nissan Auto Receivables Owner Trust 2025-A A2A, 4.500%, 02/15/2028	$1,203,415	0.4
950,000 (2)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	955,286	0.4
650,000 (2)	Porsche Innovative Lease Owner Trust 2024-1A A4, 4.660%, 02/20/2030	653,651	0.2
1,000,000 (2)	Porsche Innovative Lease Owner Trust 2025-1A A2A, 4.600%, 12/20/2027	1,002,404	0.4
950,000	Santander Drive Auto Receivables Trust 2024-4 A3, 4.850%, 01/16/2029	952,935	0.4
550,000 (2)	Tesla Auto Lease Trust 2024-B A3, 4.820%, 10/20/2027	552,696	0.2
800,000	Toyota Auto Receivables Owner Trust 2023-A A4, 4.420%, 08/15/2028	802,426	0.3
550,000 (2)	Toyota Lease Owner Trust 2025-A A3, 4.750%, 02/22/2028	554,963	0.2
1,000,000 (2)	Westlake Automobile Receivables Trust 2023-3A B, 5.920%, 09/15/2028	1,005,691	0.4
		15,936,234	6.0

	Other Asset-Backed Securities: 11.4%
1,200,000 (2)(3)	720 East CLO Ltd. 2023-IA A1R, 5.650%, (TSFR3M + 1.370%), 04/15/2038	1,203,600	0.5
900,000 (2)(3)	AB BSL CLO 6 Ltd. 2025-6A A, 5.702%, (TSFR3M + 1.430%), 07/20/2037	900,783	0.3
800,000 (2)(3)	AGL CLO 13 Ltd. 2021-13A A1, 5.691%, (TSFR3M + 1.422%), 10/20/2034	801,206	0.3
100,000 (2)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 C, 6.276%, (TSFR1M + 1.964%), 08/15/2034	99,521	0.0
750,000 (2)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 7.326%, (TSFR1M + 3.014%), 11/15/2036	749,686	0.3

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
227,923 (2)(3)	Bain Capital Credit CLO 2018-2A A1R, 5.349%, (TSFR3M + 1.080%), 07/19/2031	$227,981	0.1
1,000,000 (2)(3)	Benefit Street Partners CLO XXI Ltd. 2020-21A A1R, 5.688%, (TSFR3M + 1.432%), 10/15/2034	1,001,489	0.4
500,000 (2)(3)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 5.931%, (TSFR3M + 1.662%), 04/19/2034	500,336	0.2
95,370 (2)(3)	Carbone Clo Ltd. 2017-1A A1, 5.671%, (TSFR3M + 1.402%), 01/20/2031	95,459	0.0
350,000 (2)(3)	Carlyle US CLO Ltd. 2017-3A A1R2, 5.669%, (TSFR3M + 1.400%), 10/21/2037	351,575	0.1
850,000 (2)(3)	Carlyle US CLO Ltd. 2020-2A A1R, 5.683%, (TSFR3M + 1.402%), 01/25/2035	852,550	0.3
1,550,000 (2)(3)	Carlyle US CLO Ltd. 2021-4A A2, 5.931%, (TSFR3M + 1.662%), 04/20/2034	1,551,190	0.6
800,000 (2)(3)	CBAM Ltd. 2017-1A AR2, 5.659%, (TSFR3M + 1.390%), 01/20/2038	802,118	0.3
58,854	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	58,610	0.0
340,432 (2)(3)	Crestline Denali CLO XVII Ltd. 2018- 1A ARR, 5.386%, (TSFR3M + 1.130%), 10/15/2031	340,543	0.1
300,000 (2)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 5.781%, (TSFR3M + 1.512%), 01/20/2030	300,093	0.1
750,000 (2)(3)	Empower CLO Ltd. 2022-1A A1R, 5.659%, (TSFR3M + 1.390%), 10/20/2037	751,530	0.3
850,000 (2)(3)	Empower CLO Ltd. 2025-1A A, 5.637%, (TSFR3M + 1.310%), 07/20/2038	852,094	0.3
1,360,000 (2)(3)	HGI CRE CLO Ltd. 2021-FL1 B, 6.026%, (TSFR1M + 1.714%), 06/16/2036	1,356,436	0.5
2,100,000 (2)(3)	HGI CRE CLO Ltd. 2021-FL1 D, 6.776%, (TSFR1M + 2.464%), 06/16/2036	2,093,380	0.8
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
181,264 (2)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 6.004%, (SOFR30A + 1.700%), 04/20/2037	$181,391	0.1
1,150,000 (2)(3)	HPS Loan Management Ltd. 2025-25A A, 5.619%, (TSFR3M + 1.430%), 07/26/2038	1,152,502	0.4
275,106 (2)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	246,858	0.1
400,000	John Deere Owner Trust 2022 2022-A A4, 2.490%, 01/16/2029	398,217	0.1
400,000	John Deere Owner Trust 2025 2025-A A4, 4.420%, 02/17/2032	402,188	0.2
300,000 (2)	Kubota Credit Owner Trust 2025-2A A4, 4.570%, 11/15/2030	302,831	0.1
600,000 (2)(3)	LCM 26 Ltd. 26A A2, 5.781%, (TSFR3M + 1.512%), 01/20/2031	600,154	0.2
500,000 (2)(3)	Madison Park Funding XXX Ltd. 2018-30A A1R, 5.621%, (TSFR3M + 1.360%), 07/16/2037	501,121	0.2
500,000 (2)(3)	Market Street CLO Ltd. I 2025-1A A1, 5.929%, (TSFR3M + 1.600%), 07/20/2038	500,911	0.2
1,080,000 (2)(3)	Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, 5.629%, (TSFR3M + 1.360%), 10/18/2038	1,084,303	0.4
1,000,000 (2)(3)	Octagon Investment Partners 48 Ltd. 2020- 3A A1R2, 5.616%, (TSFR3M + 1.360%), 01/15/2038	1,002,202	0.4
400,000 (2)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 5.881%, (TSFR3M + 1.612%), 07/19/2030	400,245	0.2
1,600,000 (2)(3)	OHA Loan Funding Ltd. 2015-1A AR3, 5.681%, (TSFR3M + 1.412%), 01/19/2037	1,601,386	0.6
650,000 (2)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	649,690	0.2
600,000 (2)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	609,158	0.2
1,300,000 (2)(3)	Rad CLO 6 Ltd. 2019- 6A A1R, 5.659%, (TSFR3M + 1.390%), 10/20/2037	1,303,416	0.5

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
800,000 (2)	SoFi Consumer Loan Program Trust 2025-1 B, 5.120%, 02/27/2034	$808,575	0.3
345,511 (2)(3)	Sound Point CLO XVIII Ltd. 2017-4A A1, 5.651%, (TSFR3M + 1.382%), 01/21/2031	345,818	0.1
800,000 (2)(3)	Sound Point CLO XXIII 2019-2A AR, 5.688%, (TSFR3M + 1.432%), 07/15/2034	800,597	0.3
187,837 (2)(3)	TCI-Symphony CLO Ltd. 2017-1A AR, 5.448%, (TSFR3M + 1.192%), 07/15/2030	188,051	0.1
508,886 (2)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.506%, (TSFR3M + 1.250%), 07/15/2032	509,342	0.2
300,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A3, 4.290%, 10/16/2028	300,712	0.1
300,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A4, 4.290%, 07/15/2031	301,498	0.1
400,000 (2)	Volvo Financial Equipment LLC Series 2025-1A A3, 4.460%, 05/15/2029	402,972	0.2
500,000 (2)(3)	Wellman Park CLO Ltd. 2021-1A AR, 5.606%, (TSFR3M + 1.350%), 07/15/2037	501,735	0.2
400,000 (2)(3)	Wind River CLO Ltd. 2024-1A A, 5.869%, (TSFR3M + 1.600%), 04/20/2037	401,281	0.2
		30,387,334	11.4

	Student Loan Asset-Backed Securities: 1.3%
181,318 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	174,660	0.1
203,020 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	189,165	0.1
104,787 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	95,585	0.0
182,969 (2)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	162,220	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
809,082 (2)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	$787,460	0.3
1,136,022 (2)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	1,162,490	0.4
691,086 (2)	SMB Private Education Loan Trust 2025- A A1A, 5.130%, 04/15/2054	699,816	0.3
35,328 (2)	Sofi Professional Loan Program LLC 2018-A A2B, 2.950%, 02/25/2042	35,211	0.0
244,695 (2)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	213,328	0.1
		3,519,935	1.3

	Total Asset-Backed Securities (Cost $49,775,436)	49,843,503	18.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 13.2%
1,000,000 (2)(3)	AREIT Ltd. 2025- CRE10 A, 5.702%, (TSFR1M + 1.388%), 12/17/2029	998,580	0.4
1,000,000 (2)(3)	ARES1 2024-IND2 A, 5.755%, (TSFR1M + 1.443%), 10/15/2034	1,002,300	0.4
1,000,000 (3)	BANK5 2024-5YR10 B, 6.140%, 10/15/2057	1,030,825	0.4
834,297 (2)(3)	BFLD Mortgage Trust 2024-WRHS A, 5.804%, (TSFR1M + 1.492%), 08/15/2026	835,450	0.3
2,000,000 (2)(3)	BHMS 2018-ATLS D, 6.859%, (TSFR1M + 2.547%), 07/15/2035	1,999,152	0.7
1,897,655 (2)(3)	BLP Commercial Mortgage Trust 2024- IND2 B, 6.003%, (TSFR1M + 1.692%), 03/15/2041	1,902,658	0.7
1,250,000 (3)	BMO Mortgage Trust 2024-5C6 B, 6.086%, 09/15/2057	1,281,871	0.5
865,385 (2)(3)	BX 2024-PALM A, 5.853%, (TSFR1M + 1.541%), 06/15/2037	866,573	0.3
1,028,758 (2)(3)	BX Commercial Mortgage Trust 2021- ACNT B, 5.676%, (TSFR1M + 1.364%), 11/15/2038	1,027,977	0.4

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,198,975 (2)(3)	BX Commercial Mortgage Trust 2024- AIR2 B, 6.104%, (TSFR1M + 1.792%), 10/15/2041	$1,203,215	0.4
800,000 (2)(3)	BX Trust 2021-ARIA C, 6.072%, (TSFR1M + 1.760%), 10/15/2036	799,302	0.3
168,072 (2)(3)	BX Trust 2022-PSB A, 6.763%, (TSFR1M + 2.451%), 08/15/2039	168,230	0.1
1,000,000 (2)(3)	BX Trust 2025-LUNR B, 6.162%, (TSFR1M + 1.850%), 06/15/2040	1,003,171	0.4
1,800,000 (2)(3)	BXSC Commercial Mortgage Trust 2022- WSS B, 6.404%, (TSFR1M + 2.092%), 03/15/2035	1,802,057	0.7
340,000 (2)(3)	BXSC Commercial Mortgage Trust 2022- WSS C, 6.703%, (TSFR1M + 2.391%), 03/15/2035	340,530	0.1
1,500,000 (2)(3)	CSTL Commercial Mortgage Trust 2024- GATE B, 5.221%, 11/10/2041	1,493,366	0.5
1,500,000 (2)	ELM Trust 2024- ELM B15, 6.195%, 06/10/2039	1,509,423	0.6
1,115,046 (2)(3)	Extended Stay America Trust 2021-ESH C, 6.126%, (TSFR1M + 1.814%), 07/15/2038	1,116,693	0.4
9,711	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	9,640	0.0
679	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	677	0.0
36,976	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	36,279	0.0
99,562 (3)	GS Mortgage Securities Trust 2015-GC30 AS, 3.777%, 05/10/2050	97,627	0.0
500,000 (2)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	515,054	0.2
2,225,000 (2)(3)	ILPT Commercial Mortgage Trust 2022- LPF2 A, 6.557%, (TSFR1M + 2.245%), 10/15/2039	2,225,959	0.8
1,500,000 (2)	ILPT Commercial Mortgage Trust 2025- LPF2 A, 5.292%, 07/15/2042	1,522,109	0.6
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,300,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021- NYAH B, 5.766%, (TSFR1M + 1.454%), 06/15/2038	$1,237,306	0.5
1,000,000 (2)(3)	LBA Trust 2024-BOLT A, 5.903%, (TSFR1M + 1.591%), 06/15/2039	1,002,026	0.4
1,600,000 (2)(3)	MHP 2022-MHIL B, 5.426%, (TSFR1M + 1.114%), 01/15/2039	1,599,194	0.6
1,810,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 AS, 3.561%, 04/15/2048	1,766,030	0.7
500,000 (2)(3)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.717%, (TSFR1M + 1.397%), 03/15/2039	499,978	0.2
1,000,000 (2)(3)	NXPT Commercial Mortgage Trust 2024- STOR A, 4.455%, 11/05/2041	983,756	0.4
1,200,000 (2)(3)	ONNI Commerical Mortgage Trust 2024- APT A, 5.753%, 07/15/2039	1,227,809	0.5
1,000,000 (2)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	992,778	0.4
618,564 (2)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	629,571	0.2
250,000 (2)(3)	WMRK Commercial Mortgage Trust 2022- WMRK A, 7.101%, (TSFR1M + 2.789%), 11/15/2027	250,538	0.1

	Total Commercial Mortgage-Backed Securities (Cost $34,650,275)	34,977,704	13.2

U.S. TREASURY OBLIGATIONS: 13.0%
	United States Treasury Notes: 13.0%
189,400	1.250%, 11/30/2026	182,660	0.1
128,900	1.500%, 11/30/2028	119,827	0.0
1,295,800	3.375%, 09/15/2027	1,287,043	0.5
4,145,500	3.750%, 06/30/2027	4,148,253	1.6
10,000,000	3.750%, 05/15/2028	10,016,406	3.8
14,314,400	3.875%, 06/15/2028	14,391,004	5.4
1,072,300	3.875%, 06/30/2030	1,076,447	0.4
107,900	4.000%, 02/28/2030	104,094	0.0
2,021,600	4.000%, 06/30/2032	2,023,337	0.8
398,400	4.125%, 06/15/2026	398,927	0.1
7,900	4.250%, 05/15/2035	7,913	0.0
69,000	4.375%, 12/15/2026	69,526	0.0

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes (continued)
802,000	4.625%, 03/15/2026	$804,883	0.3
		34,630,320	13.0

	Total U.S. Treasury Obligations (Cost $34,471,219)	34,630,320	13.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.4%
621,558 (3)	Fannie Mae REMIC Trust 2006-43 FJ, 4.830%, (SOFR30A + 0.524%), 06/25/2036	617,088	0.2
240,729 (3)	Fannie Mae REMIC Trust 2007-14 PF, 4.610%, (SOFR30A + 0.304%), 03/25/2037	236,709	0.1
816,848 (3)	Fannie Mae REMIC Trust 2007-75 AF, 4.690%, (SOFR30A + 0.384%), 08/25/2037	806,794	0.3
138,793 (3)	Fannie Mae REMIC Trust 2010-123 FL, 4.850%, (SOFR30A + 0.544%), 11/25/2040	137,754	0.1
334,266 (3)	Fannie Mae REMIC Trust 2010-136 FG, 4.920%, (SOFR30A + 0.614%), 12/25/2030	334,958	0.1
747,981 (3)	Fannie Mae REMIC Trust 2011-51 FM, 5.070%, (SOFR30A + 0.764%), 06/25/2041	745,384	0.3
49,249 (3)	Fannie Mae REMIC Trust 2011-68 F, 4.690%, (SOFR30A + 0.384%), 07/25/2031	49,224	0.0
52,233 (3)	Fannie Mae REMIC Trust 2011-96 FN, 4.920%, (SOFR30A + 0.614%), 10/25/2041	51,945	0.0
230,440 (3)	Fannie Mae REMIC Trust 2013-34 PF, 4.770%, (SOFR30A + 0.464%), 08/25/2042	228,774	0.1
4,685,124 (3)	Fannie Mae REMIC Trust 2024-103 FH, 5.555%, (SOFR30A + 1.250%), 01/25/2055	4,680,636	1.8
3,951,568 (3)	Fannie Mae REMIC Trust 2024-15 FD, 5.655%, (SOFR30A + 1.350%), 04/25/2054	3,962,136	1.5
12,866 (2)(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	11,710	0.0
218,491 (2)(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	188,587	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,435,011 (3)	Freddie Mac REMIC Trust 3119 PF, 4.718%, (SOFR30A + 0.414%), 02/15/2036	$1,421,035	0.5
880,973 (3)	Freddie Mac REMIC Trust 3153 UF, 4.848%, (SOFR30A + 0.544%), 05/15/2036	877,077	0.3
332,188 (3)	Freddie Mac REMIC Trust 3626 FA, 5.068%, (SOFR30A + 0.764%), 05/15/2036	331,506	0.1
195,863 (3)	Freddie Mac REMIC Trust 4508 CF, 4.818%, (SOFR30A + 0.514%), 09/15/2045	194,024	0.1
222,683 (3)	Freddie Mac REMIC Trust 4879 DF, 4.818%, (SOFR30A + 0.514%), 08/15/2034	221,182	0.1
5,371,000 (3)	Freddie Mac REMIC Trust 5410 DF, 5.755%, (SOFR30A + 1.450%), 05/25/2054	5,393,481	2.0
354,518 (3)	Ginnie Mae 2012-H11 FA, 5.146%, (TSFR1M + 0.814%), 02/20/2062	356,584	0.1
61,947 (3)	Ginnie Mae 2014-H05 FB, 5.046%, (TSFR1M + 0.714%), 12/20/2063	62,193	0.0
907,647 (3)	Ginnie Mae 2015-H30 FE, 5.046%, (TSFR1M + 0.714%), 11/20/2065	910,270	0.3
634,780 (3)	Ginnie Mae 2016-H06 FD, 5.366%, (TSFR1M + 1.034%), 07/20/2065	637,544	0.2
530,275 (3)	Ginnie Mae 2016-H16 FE, 6.297%, (TSFR12M + 1.095%), 06/20/2066	535,086	0.2
172,717 (3)	Ginnie Mae 2017-H09 FG, 4.916%, (TSFR1M + 0.584%), 03/20/2067	173,037	0.1
1,025,720 (3)	Ginnie Mae 2020-H09 NF, 5.696%, (TSFR1M + 1.364%), 04/20/2070	1,042,856	0.4
2,372,531 (3)	Ginnie Mae 2020-H13 FC, 4.896%, (TSFR1M + 0.564%), 07/20/2070	2,342,940	0.9
751,719	Ginnie Mae 2023- 86 DA, 5.500%, 08/20/2050	756,307	0.3
5,646 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	5,338	0.0
146,385 (2)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	132,165	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
266,534 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	$216,373	0.1
1,488,323 (2)(3)	OBX Trust 2023-J1 A3, 4.500%, 01/25/2053	1,435,380	0.5
492,449 (2)(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	399,323	0.2
580,371	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	562,995	0.2
123,702 (2)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.896%, 11/25/2044	120,117	0.0
30,927 (2)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	29,056	0.0
66,789 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2004-AR4 A6, 5.489%, 06/25/2034	65,476	0.0
155,680 (2)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-1 A17, 3.000%, 12/25/2049	134,850	0.1

	Total Collateralized Mortgage Obligations (Cost $30,529,737)	30,407,894	11.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
3,240	6.500%, 10/01/2032	3,347	0.0
3,775	7.000%, 10/01/2032	3,981	0.0
		7,328	0.0

	Total U.S. Government Agency Obligations (Cost $7,134)	7,328	0.0

	Total Long-Term Investments (Cost $260,531,542)	261,994,349	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Commercial Paper: 0.5%
750,000	Agilent Technologies, Inc., 4.710%, 07/24/2025	747,686	0.3
500,000	Concord Minutemen Capital Co. LLC, 4.340%, 07/01/2025	499,939	0.2

	Total Commercial Paper (Cost $1,247,819)	1,247,625	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.0%
611,350 (4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $611,423, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $623,577, due 07/10/25-05/15/42)	$611,350	0.2
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,000,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,020,000, due 06/01/30-02/01/57)	1,000,000	0.4
1,000,000 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,000,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $1,020,000, due 08/15/34-06/01/55)	1,000,000	0.4

	Total Repurchase Agreements (Cost $2,611,350)	2,611,350	1.0

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
108,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $108,000)	$108,000	0.0

	Total Short-Term Investments (Cost $3,967,169)	$3,966,975	1.5

	Total Investments in Securities (Cost $264,498,711)	$265,961,324	99.9

	Assets in Excess of Other Liabilities	368,266	0.1

	Net Assets	$266,329,590	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$112,127,600	$—	$112,127,600
Asset-Backed Securities	—	49,843,503	—	49,843,503
Commercial Mortgage-Backed Securities	—	34,977,704	—	34,977,704
U.S. Treasury Obligations	—	34,630,320	—	34,630,320
Collateralized Mortgage Obligations	—	30,407,894	—	30,407,894
U.S. Government Agency Obligations	—	7,328	—	7,328
Short-Term Investments	108,000	3,858,975	—	3,966,975
Total Investments, at fair value	$108,000	$265,853,324	$—	$265,961,324
Other Financial Instruments+
Futures	335,630	—	—	335,630
Total Assets	$443,630	$265,853,324	$—	$266,296,954
Liabilities Table
Other Financial Instruments+
Futures	$(398,822)	$—	$—	$(398,822)
Total Liabilities	$(398,822)	$—	$—	$(398,822)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	494	09/30/25	$102,763,578	$335,630
			$102,763,578	$335,630
Short Contracts:
U.S. Treasury 5-Year Note	(214)	09/30/25	(23,326,000)	(257,880)
U.S. Treasury 10-Year Note	(13)	09/19/25	(1,457,625)	(26,128)
U.S. Treasury Long Bond	(6)	09/19/25	(692,812)	(24,895)
U.S. Treasury Ultra 10-Year Note	(38)	09/19/25	(4,342,094)	(79,790)
U.S. Treasury Ultra Long Bond	(2)	09/19/25	(238,250)	(10,129)
			$(30,056,781)	$(398,822)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$335,630
Total Asset Derivatives		$335,630

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$398,822
Total Liability Derivatives		$398,822

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$142,949
Total	$142,949

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(297,833)
Total	$(297,833)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $264,516,092.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,115,929
Gross Unrealized Depreciation	(733,889)
Net Unrealized Appreciation	$1,382,040

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 9.6%
472,588	Alphabet, Inc. - Class A	$83,284,183	1.9
381,216	Alphabet, Inc. - Class C	67,623,906	1.6
584,287	AT&T, Inc.	16,909,266	0.4
7,750 (1)	Charter Communications, Inc. - Class A	3,168,278	0.1
302,412	Comcast Corp. - Class A	10,793,084	0.3
18,530	Electronic Arts, Inc.	2,959,241	0.1
17,380	Fox Corp. - Class A	973,975	0.0
10,712	Fox Corp. - Class B	553,061	0.0
30,023	Interpublic Group of Cos., Inc.	734,963	0.0
12,798 (1)	Live Nation Entertainment, Inc.	1,936,081	0.0
19,912	Match Group, Inc.	615,082	0.0
176,299	Meta Platforms, Inc. - Class A	130,124,529	3.0
34,557 (1)	Netflix, Inc.	46,276,315	1.1
30,629	News Corp. - Class A	910,294	0.0
9,050	News Corp. - Class B	310,506	0.0
15,843	Omnicom Group, Inc.	1,139,745	0.0
48,865 (2)	Paramount Global - Class B	630,359	0.0
13,757 (1)	Take-Two Interactive Software, Inc.	3,340,888	0.1
5,443	TKO Group Holdings, Inc.	990,354	0.0
38,724	T-Mobile US, Inc.	9,226,380	0.2
342,342	Verizon Communications, Inc.	14,813,138	0.3
145,978	Walt Disney Co.	18,102,732	0.4
182,816 (1)	Warner Bros Discovery, Inc.	2,095,071	0.1
		417,511,431	9.6

	Consumer Discretionary: 10.2%
35,046 (1)	Airbnb, Inc. - Class A	4,637,988	0.1
767,229 (1)	Amazon.com, Inc.	168,322,370	3.9
17,680 (1)	Aptiv PLC	1,206,130	0.0
1,358 (1)	AutoZone, Inc.	5,041,208	0.1
15,642	Best Buy Co., Inc.	1,050,047	0.0
2,642	Booking Holdings, Inc.	15,295,172	0.4
16,887 (1)	Caesars Entertainment, Inc.	479,422	0.0
12,370 (1)	CarMax, Inc.	831,388	0.0
85,256 (1)	Carnival Corp.	2,397,399	0.1
109,407 (1)	Chipotle Mexican Grill, Inc.	6,143,203	0.1
22,449	D.R. Horton, Inc.	2,894,125	0.1
9,503	Darden Restaurants, Inc.	2,071,369	0.1
12,324 (1)	Deckers Outdoor Corp.	1,270,235	0.0
2,780	Domino's Pizza, Inc.	1,252,668	0.0
27,841 (1)	DoorDash, Inc. - Class A	6,863,085	0.2
37,433	eBay, Inc.	2,787,261	0.1
9,874	Expedia Group, Inc.	1,665,546	0.0
317,145	Ford Motor Co.	3,441,023	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
12,508	Garmin Ltd.	$2,610,670	0.1
78,069	General Motors Co.	3,841,775	0.1
11,270	Genuine Parts Co.	1,367,164	0.0
10,696	Hasbro, Inc.	789,579	0.0
19,301	Hilton Worldwide Holdings, Inc.	5,140,628	0.1
80,708	Home Depot, Inc.	29,590,781	0.7
27,541	Las Vegas Sands Corp.	1,198,309	0.0
18,853	Lennar Corp. - Class A	2,085,330	0.1
20,962	LKQ Corp.	775,804	0.0
45,448	Lowe's Cos., Inc.	10,083,548	0.2
8,976 (1)	Lululemon Athletica, Inc.	2,132,518	0.1
18,460	Marriott International, Inc. - Class A	5,043,457	0.1
58,061	McDonald's Corp.	16,963,682	0.4
16,795 (1)	MGM Resorts International	577,580	0.0
4,214 (1)	Mohawk Industries, Inc.	441,796	0.0
95,663	NIKE, Inc. - Class B	6,795,900	0.2
36,281 (1)	Norwegian Cruise Line Holdings Ltd.	735,779	0.0
237 (1)	NVR, Inc.	1,750,401	0.0
69,413 (1)	O'Reilly Automotive, Inc.	6,256,194	0.1
3,053	Pool Corp.	889,888	0.0
16,275	PulteGroup, Inc.	1,716,361	0.0
3,239	Ralph Lauren Corp.	888,393	0.0
26,702	Ross Stores, Inc.	3,406,641	0.1
20,287	Royal Caribbean Cruises Ltd.	6,352,671	0.2
92,276	Starbucks Corp.	8,455,250	0.2
16,865	Tapestry, Inc.	1,480,916	0.0
227,543 (1)	Tesla, Inc.	72,281,309	1.7
90,660	TJX Cos., Inc.	11,195,603	0.3
43,053	Tractor Supply Co.	2,271,907	0.1
3,666 (1)	Ulta Beauty, Inc.	1,715,028	0.0
9,983	Williams-Sonoma, Inc.	1,630,923	0.0
7,146	Wynn Resorts Ltd.	669,366	0.0
22,571	Yum! Brands, Inc.	3,344,571	0.1
		442,129,361	10.2

	Consumer Staples: 5.4%
136,779	Altria Group, Inc.	8,019,353	0.2
39,013	Archer-Daniels- Midland Co.	2,059,106	0.1
14,789	Brown-Forman Corp. - Class B	397,972	0.0
10,914	Bunge Global SA	876,176	0.0
15,980	Campbell Soup Co.	489,787	0.0
19,998	Church & Dwight Co., Inc.	1,922,008	0.1
10,008	Clorox Co.	1,201,661	0.0
314,539	Coca-Cola Co.	22,253,634	0.5
65,807	Colgate-Palmolive Co.	5,981,856	0.1
38,762	Conagra Brands, Inc.	793,458	0.0
12,430	Constellation Brands, Inc. - Class A	2,022,112	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
36,027	Costco Wholesale Corp.	$35,664,568	0.8
17,860	Dollar General Corp.	2,042,827	0.1
16,040 (1)	Dollar Tree, Inc.	1,588,602	0.0
19,018	Estee Lauder Cos., Inc. - Class A	1,536,654	0.0
44,466	General Mills, Inc.	2,303,783	0.1
12,017	Hershey Co.	1,994,221	0.1
23,666	Hormel Foods Corp.	715,897	0.0
8,641	JM Smucker Co.	848,546	0.0
21,832	Kellogg Co.	1,736,299	0.0
155,898	Kenvue, Inc.	3,262,945	0.1
110,286	Keurig Dr Pepper, Inc.	3,646,055	0.1
26,944	Kimberly-Clark Corp.	3,473,621	0.1
70,156	Kraft Heinz Co.	1,811,428	0.0
49,742	Kroger Co.	3,567,994	0.1
11,459	Lamb Weston Holdings, Inc.	594,149	0.0
20,518	McCormick & Co., Inc.	1,555,675	0.0
13,912	Molson Coors Beverage Co. - Class B	669,028	0.0
105,140	Mondelez International, Inc. - Class A	7,090,642	0.2
57,017 (1)	Monster Beverage Corp.	3,571,545	0.1
111,333	PepsiCo, Inc.	14,700,409	0.3
126,390	Philip Morris International, Inc.	23,019,411	0.5
190,378	Procter & Gamble Co.	30,331,023	0.7
39,362	Sysco Corp.	2,981,278	0.1
36,894	Target Corp.	3,639,593	0.1
23,242	Tyson Foods, Inc. - Class A	1,300,158	0.0
58,280	Walgreens Boots Alliance, Inc.	669,054	0.0
350,826	Walmart, Inc.	34,303,766	0.8
		234,636,294	5.4

	Energy: 2.9%
29,301	APA Corp.	535,915	0.0
80,450	Baker Hughes Co.	3,084,453	0.1
17,585	Chesapeake Energy Corp.	2,056,390	0.0
131,882	Chevron Corp.	18,884,184	0.4
102,508	ConocoPhillips	9,199,068	0.2
61,977	Coterra Energy, Inc.	1,572,976	0.0
52,139	Devon Energy Corp.	1,658,542	0.0
15,184	Diamondback Energy, Inc.	2,086,282	0.1
44,318	EOG Resources, Inc.	5,300,876	0.1
48,609	EQT Corp.	2,834,877	0.1
349,975	Exxon Mobil Corp.	37,727,305	0.9
69,809	Halliburton Co.	1,422,707	0.0
22,512	Hess Corp.	3,118,813	0.1
156,976	Kinder Morgan, Inc.	4,615,094	0.1
24,946	Marathon Petroleum Corp.	4,143,780	0.1
57,537	Occidental Petroleum Corp.	2,417,129	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
50,721	ONEOK, Inc.	$4,140,355	0.1
33,084	Phillips 66	3,946,921	0.1
110,446	Schlumberger NV	3,733,075	0.1
17,615	Targa Resources Corp.	3,066,419	0.1
1,531	Texas Pacific Land Corp.	1,617,333	0.0
25,433	Valero Energy Corp.	3,418,704	0.1
99,146	Williams Cos., Inc.	6,227,360	0.1
		126,808,558	2.9

	Financials: 13.8%
39,511	Aflac, Inc.	4,166,830	0.1
21,503	Allstate Corp.	4,328,769	0.1
44,942	American Express Co.	14,335,599	0.3
46,798	American International Group, Inc.	4,005,441	0.1
7,732	Ameriprise Financial, Inc.	4,126,800	0.1
17,534	Aon PLC - Class A	6,255,430	0.1
36,660	Apollo Global Management, Inc.	5,200,954	0.1
30,306	Arch Capital Group Ltd.	2,759,361	0.1
20,795	Arthur J Gallagher & Co.	6,656,895	0.2
4,117	Assurant, Inc.	813,066	0.0
532,086	Bank of America Corp.	25,178,310	0.6
58,094	Bank of New York Mellon Corp.	5,292,944	0.1
148,900 (1)	Berkshire Hathaway, Inc. - Class B	72,331,153	1.7
11,825	Blackrock, Inc.	12,407,381	0.3
59,248	Blackstone, Inc.	8,862,316	0.2
22,754	Brown & Brown, Inc.	2,522,736	0.1
51,938	Capital One Financial Corp.	11,050,329	0.3
8,503	Cboe Global Markets, Inc.	1,982,985	0.1
138,687	Charles Schwab Corp.	12,653,802	0.3
30,261	Chubb Ltd.	8,767,217	0.2
12,692	Cincinnati Financial Corp.	1,890,093	0.0
151,661	Citigroup, Inc.	12,909,384	0.3
35,213	Citizens Financial Group, Inc.	1,575,782	0.0
29,261	CME Group, Inc.	8,064,917	0.2
17,166 (1)	Coinbase Global, Inc. - Class A	6,016,511	0.1
5,724 (1)	Corpay, Inc.	1,899,338	0.0
2,025	Erie Indemnity Co. - Class A	702,250	0.0
3,454	Everest Re Group Ltd.	1,173,842	0.0
3,081	FactSet Research Systems, Inc.	1,378,070	0.0
42,662	Fidelity National Information Services, Inc.	3,473,113	0.1
54,201	Fifth Third Bancorp	2,229,287	0.1
45,020 (1)	Fiserv, Inc.	7,761,898	0.2

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
25,177	Franklin Resources, Inc.	$600,472	0.0
19,803	Global Payments, Inc.	1,585,032	0.0
6,703	Globe Life, Inc.	833,116	0.0
24,916	Goldman Sachs Group, Inc.	17,634,299	0.4
23,069	Hartford Financial Services Group, Inc.	2,926,764	0.1
118,294	Huntington Bancshares, Inc.	1,982,607	0.1
46,579	Intercontinental Exchange, Inc.	8,545,849	0.2
36,342	Invesco Ltd.	573,113	0.0
5,913	Jack Henry & Associates, Inc.	1,065,345	0.0
225,664	JPMorgan Chase & Co.	65,422,250	1.5
80,092	KeyCorp	1,395,203	0.0
54,964	KKR & Co., Inc.	7,311,861	0.2
14,133	Loews Corp.	1,295,431	0.0
13,034	M&T Bank Corp.	2,528,466	0.1
3,045	MarketAxess Holdings, Inc.	680,070	0.0
40,010	Marsh & McLennan Cos., Inc.	8,747,786	0.2
65,865	Mastercard, Inc. - Class A	37,012,178	0.9
45,788	MetLife, Inc.	3,682,271	0.1
12,563	Moody's Corp.	6,301,475	0.1
100,309	Morgan Stanley	14,129,526	0.3
6,283	MSCI, Inc.	3,623,657	0.1
33,566	Nasdaq, Inc.	3,001,472	0.1
15,797	Northern Trust Corp.	2,002,902	0.1
78,970 (1)	PayPal Holdings, Inc.	5,869,050	0.1
32,120	PNC Financial Services Group, Inc.	5,987,810	0.1
16,748	Principal Financial Group, Inc.	1,330,294	0.0
47,602	Progressive Corp.	12,703,070	0.3
28,745	Prudential Financial, Inc.	3,088,363	0.1
14,744	Raymond James Financial, Inc.	2,261,287	0.1
72,994	Regions Financial Corp.	1,716,819	0.0
25,489	S&P Global, Inc.	13,440,095	0.3
23,157	State Street Corp.	2,462,515	0.1
30,910	Synchrony Financial	2,062,933	0.1
17,890	T. Rowe Price Group, Inc.	1,726,385	0.0
18,398	Travelers Cos., Inc.	4,922,201	0.1
106,335	Truist Financial Corp.	4,571,342	0.1
126,513	US Bancorp	5,724,713	0.1
138,933	Visa, Inc. - Class A	49,328,162	1.1
24,335	W.R. Berkley Corp.	1,787,893	0.0
264,242	Wells Fargo & Co.	21,171,069	0.5
8,051	Willis Towers Watson PLC	2,467,632	0.1
		598,275,581	13.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 9.1%
141,276	Abbott Laboratories	$19,214,949	0.4
143,433	AbbVie, Inc.	26,624,033	0.6
23,151	Agilent Technologies, Inc.	2,732,050	0.1
5,533 (1)	Align Technology, Inc.	1,047,563	0.0
14,007	AmerisourceBergen Corp.	4,199,999	0.1
43,662	Amgen, Inc.	12,190,867	0.3
41,670	Baxter International, Inc.	1,261,768	0.0
23,273	Becton Dickinson and Co.	4,008,774	0.1
11,898 (1)	Biogen, Inc.	1,494,270	0.0
12,730	Bio-Techne Corp.	654,958	0.0
120,132 (1)	Boston Scientific Corp.	12,903,378	0.3
165,250	Bristol-Myers Squibb Co.	7,649,423	0.2
19,381	Cardinal Health, Inc.	3,256,008	0.1
40,406 (1)	Centene Corp.	2,193,238	0.1
3,988 (1)	Charles River Laboratories International, Inc.	605,099	0.0
21,692	Cigna Group	7,170,941	0.2
16,239 (1)	Cooper Cos., Inc.	1,155,567	0.0
102,720	CVS Health Corp.	7,085,626	0.2
51,720	Danaher Corp.	10,216,769	0.2
3,372 (1)	DaVita, Inc.	480,341	0.0
31,839 (1)	Dexcom, Inc.	2,779,226	0.1
47,632 (1)	Edwards Lifesciences Corp.	3,725,299	0.1
18,346	Elevance Health, Inc.	7,135,860	0.2
63,874	Eli Lilly & Co.	49,791,699	1.2
37,181	GE HealthCare Technologies, Inc.	2,753,997	0.1
101,008	Gilead Sciences, Inc.	11,198,757	0.3
14,065	HCA Healthcare, Inc.	5,388,301	0.1
9,884 (1)	Henry Schein, Inc.	722,026	0.0
18,095 (1)	Hologic, Inc.	1,179,070	0.0
9,800	Humana, Inc.	2,395,904	0.1
6,530 (1)	IDEXX Laboratories, Inc.	3,502,300	0.1
13,046 (1)	Incyte Corp.	888,433	0.0
5,714 (1)	Insulet Corp.	1,795,225	0.0
29,104 (1)	Intuitive Surgical, Inc.	15,815,405	0.4
13,345 (1)	IQVIA Holdings, Inc.	2,103,039	0.1
195,375	Johnson & Johnson	29,843,531	0.7
6,796	Labcorp Holdings, Inc.	1,784,018	0.0
10,159	McKesson Corp.	7,444,312	0.2
104,143	Medtronic PLC	9,078,145	0.2
203,897	Merck & Co., Inc.	16,140,487	0.4
1,688 (1)	Mettler-Toledo International, Inc.	1,982,927	0.0
27,635 (1)	Moderna, Inc.	762,450	0.0
4,401 (1)	Molina Healthcare, Inc.	1,311,058	0.0
461,655	Pfizer, Inc.	11,190,517	0.3
9,065	Quest Diagnostics, Inc.	1,628,346	0.0
8,433	Regeneron Pharmaceuticals, Inc.	4,427,325	0.1
11,906	ResMed, Inc.	3,071,748	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,571	Revvity, Inc.	$925,707	0.0
11,239 (1)	Solventum Corp.	852,366	0.0
7,978	STERIS PLC	1,916,475	0.0
27,929	Stryker Corp.	11,049,550	0.3
30,653	Thermo Fisher Scientific, Inc.	12,428,565	0.3
73,660	UnitedHealth Group, Inc.	22,979,710	0.5
4,644	Universal Health Services, Inc. - Class B	841,261	0.0
20,852 (1)	Vertex Pharmaceuticals, Inc.	9,283,310	0.2
95,304	Viatris, Inc.	851,065	0.0
4,832 (1)	Waters Corp.	1,686,561	0.0
5,834	West Pharmaceutical Services, Inc.	1,276,479	0.0
16,065	Zimmer Biomet Holdings, Inc.	1,465,289	0.0
36,151	Zoetis, Inc.	5,637,748	0.1
		397,179,112	9.1

	Industrials: 8.4%
43,701	3M Co.	6,653,040	0.2
9,439	A.O. Smith Corp.	618,915	0.0
6,987	Allegion PLC	1,006,966	0.0
18,748	AMETEK, Inc.	3,392,638	0.1
32,961	Automatic Data Processing, Inc.	10,165,172	0.2
6,005 (1)	Axon Enterprise, Inc.	4,971,780	0.1
61,226 (1)	Boeing Co.	12,828,684	0.3
9,538	Broadridge Financial Solutions, Inc.	2,318,020	0.1
8,974 (1)	Builders FirstSource, Inc.	1,047,176	0.0
64,741	Carrier Global Corp.	4,738,394	0.1
38,190	Caterpillar, Inc.	14,825,740	0.3
12,982 (1)	Ceridian HCM Holding, Inc.	719,073	0.0
9,641	CH Robinson Worldwide, Inc.	925,054	0.0
27,870	Cintas Corp.	6,211,387	0.1
71,387 (1)	Copart, Inc.	3,502,960	0.1
152,539	CSX Corp.	4,977,348	0.1
11,186	Cummins, Inc.	3,663,415	0.1
20,496	Deere & Co.	10,422,011	0.2
53,020	Delta Air Lines, Inc.	2,607,524	0.1
11,133	Dover Corp.	2,039,900	0.1
31,774	Eaton Corp. PLC	11,343,000	0.3
45,675	Emerson Electric Co.	6,089,848	0.1
10,085	Equifax, Inc.	2,615,746	0.1
11,120	Expeditors International of Washington, Inc.	1,270,460	0.0
93,157	Fastenal Co.	3,912,594	0.1
17,899	FedEx Corp.	4,068,622	0.1
27,599	Fortive Corp.	1,438,736	0.0
86,591	GE Aerospace	22,287,657	0.5
22,162	GE Vernova, Inc.	11,727,022	0.3
4,797 (1)	Generac Holdings, Inc.	686,978	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
20,455	General Dynamics Corp.	$5,965,905	0.1
52,186	Honeywell International, Inc.	12,153,076	0.3
32,779	Howmet Aerospace, Inc.	6,101,155	0.1
4,334	Hubbell, Inc.	1,770,049	0.0
3,186	Huntington Ingalls Industries, Inc.	769,292	0.0
6,134	IDEX Corp.	1,076,946	0.0
21,651	Illinois Tool Works, Inc.	5,353,210	0.1
32,761	Ingersoll Rand, Inc.	2,725,060	0.1
9,757	Jacobs Solutions, Inc.	1,282,558	0.0
6,363	JB Hunt Transport Services, Inc.	913,727	0.0
53,434	Johnson Controls International PLC	5,643,699	0.1
15,180	L3Harris Technologies, Inc.	3,807,751	0.1
10,452	Leidos Holdings, Inc.	1,648,908	0.0
2,593	Lennox International, Inc.	1,486,411	0.0
16,932	Lockheed Martin Corp.	7,841,886	0.2
17,129	Masco Corp.	1,102,422	0.0
4,390	Nordson Corp.	941,084	0.0
18,306	Norfolk Southern Corp.	4,685,787	0.1
10,986	Northrop Grumman Corp.	5,492,780	0.1
15,101	Old Dominion Freight Line, Inc.	2,450,892	0.1
32,048	Otis Worldwide Corp.	3,173,393	0.1
42,627	PACCAR, Inc.	4,052,123	0.1
10,376	Parker-Hannifin Corp.	7,247,325	0.2
26,030	Paychex, Inc.	3,786,324	0.1
3,957	Paycom Software, Inc.	915,650	0.0
13,360	Pentair PLC	1,371,538	0.0
12,034	Quanta Services, Inc.	4,549,815	0.1
108,480	Raytheon Technologies Corp.	15,840,250	0.4
16,494	Republic Services, Inc.	4,067,585	0.1
9,153	Rockwell Automation, Inc.	3,040,352	0.1
22,825	Rollins, Inc.	1,287,786	0.0
4,246	Snap-on, Inc.	1,321,270	0.0
46,273	Southwest Airlines Co.	1,501,096	0.0
12,563	Stanley Black & Decker, Inc.	851,143	0.0
14,660	Textron, Inc.	1,177,051	0.0
18,109	Trane Technologies PLC	7,921,058	0.2
4,561	TransDigm Group, Inc.	6,935,639	0.2
169,804 (1)	Uber Technologies, Inc.	15,842,713	0.4
48,515	Union Pacific Corp.	11,162,331	0.3
26,520 (1)	United Airlines Holdings, Inc.	2,111,788	0.1
59,579	United Parcel Service, Inc. - Class B	6,013,904	0.1
5,278	United Rentals, Inc.	3,976,445	0.1
20,126	Veralto Corp.	2,031,720	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
11,359	Verisk Analytics, Inc.	$3,538,329	0.1
29,735	Waste Management, Inc.	6,803,963	0.2
13,896	Westinghouse Air Brake Technologies Corp.	2,909,128	0.1
3,550	WW Grainger, Inc.	3,692,852	0.1
19,760	Xylem, Inc.	2,556,154	0.1
		365,967,183	8.4

	Information Technology: 32.5%
50,834	Accenture PLC - Class A	15,193,774	0.4
34,608 (1)	Adobe, Inc.	13,389,143	0.3
131,659 (1)	Advanced Micro Devices, Inc.	18,682,412	0.4
11,872 (1)	Akamai Technologies, Inc.	946,911	0.0
98,220	Amphenol Corp. - Class A	9,699,225	0.2
40,274	Analog Devices, Inc.	9,586,017	0.2
7,139 (1)	ANSYS, Inc.	2,507,360	0.1
1,212,799	Apple, Inc.	248,829,971	5.7
65,971	Applied Materials, Inc.	12,077,311	0.3
83,625 (1)	Arista Networks, Inc.	8,555,674	0.2
17,372 (1)	Autodesk, Inc.	5,377,850	0.1
381,801	Broadcom, Inc.	105,243,446	2.4
22,171 (1)	Cadence Design Systems, Inc.	6,831,994	0.2
10,693	CDW Corp.	1,909,663	0.1
323,040	Cisco Systems, Inc.	22,412,515	0.5
40,027	Cognizant Technology Solutions Corp. - Class A	3,123,307	0.1
62,591	Corning, Inc.	3,291,661	0.1
20,225 (1)	Crowdstrike Holdings, Inc. - Class A	10,300,795	0.2
24,326	Dell Technologies, Inc. - Class C	2,982,368	0.1
10,654 (1)	Enphase Energy, Inc.	422,431	0.0
4,600 (1)	EPAM Systems, Inc.	813,372	0.0
4,664 (1)	F5, Inc.	1,372,708	0.0
1,977 (1)	Fair Isaac Corp.	3,613,877	0.1
8,708 (1)	First Solar, Inc.	1,441,522	0.0
51,586 (1)	Fortinet, Inc.	5,453,672	0.1
6,250 (1)	Gartner, Inc.	2,526,375	0.1
44,320	Gen Digital, Inc.	1,303,008	0.0
11,570 (1)	GoDaddy, Inc. - Class A	2,083,294	0.1
106,663	Hewlett Packard Enterprise Co.	2,181,258	0.1
76,548	HP, Inc.	1,872,364	0.0
354,197	Intel Corp.	7,934,013	0.2
75,468	International Business Machines Corp.	22,246,457	0.5
22,701	Intuit, Inc.	17,879,989	0.4
8,716	Jabil, Inc.	1,900,960	0.0
26,885	Juniper Networks, Inc.	1,073,518	0.0
14,032 (1)	Keysight Technologies, Inc.	2,299,283	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
10,738	KLA Corp.	$9,618,456	0.2
103,865	Lam Research Corp.	10,110,219	0.2
43,671	Microchip Technology, Inc.	3,073,128	0.1
90,748	Micron Technology, Inc.	11,184,691	0.3
603,527	Microsoft Corp.	300,200,365	6.9
3,888	Monolithic Power Systems, Inc.	2,843,605	0.1
13,554	Motorola Solutions, Inc.	5,698,915	0.1
16,517	NetApp, Inc.	1,759,886	0.0
1,980,285	NVIDIA Corp.	312,865,227	7.2
20,514	NXP Semiconductors NV	4,482,104	0.1
33,933 (1)	ON Semiconductor Corp.	1,778,428	0.0
132,069	Oracle Corp.	28,874,245	0.7
172,724 (1)	Palantir Technologies, Inc. - Class A	23,545,736	0.5
53,763 (1)	Palo Alto Networks, Inc.	11,002,060	0.3
9,740 (1)	PTC, Inc.	1,678,592	0.0
89,093	Qualcomm, Inc.	14,188,951	0.3
1 (1)	Ralliant Corp.	32	0.0
8,730	Roper Technologies, Inc.	4,948,513	0.1
77,910	Salesforce, Inc.	21,245,278	0.5
17,232	Seagate Technology Holdings PLC	2,487,095	0.1
16,809 (1)	ServiceNow, Inc.	17,280,997	0.4
12,191	Skyworks Solutions, Inc.	908,473	0.0
41,677 (1)	Super Micro Computer, Inc.	2,042,590	0.1
12,555 (1)	Synopsys, Inc.	6,436,697	0.2
24,080	TE Connectivity PLC	4,061,574	0.1
3,805 (1)	Teledyne Technologies, Inc.	1,949,340	0.1
13,026	Teradyne, Inc.	1,171,298	0.0
73,769	Texas Instruments, Inc.	15,315,920	0.4
19,373 (1)	Trimble, Inc.	1,471,960	0.0
3,502 (1)	Tyler Technologies, Inc.	2,076,126	0.1
6,557	VeriSign, Inc.	1,893,662	0.0
28,329	Western Digital Corp.	1,812,773	0.0
17,591 (1)	Workday, Inc. - Class A	4,221,840	0.1
4,129 (1)	Zebra Technologies Corp. - Class A	1,273,218	0.0
		1,410,861,492	32.5

	Materials: 1.8%
18,071	Air Products and Chemicals, Inc.	5,097,106	0.1
9,554 (2)	Albemarle Corp.	598,749	0.0
186,065	Amcor PLC	1,709,937	0.0
6,348	Avery Dennison Corp.	1,113,884	0.0
22,527	Ball Corp.	1,263,539	0.0
13,155	CF Industries Holdings, Inc.	1,210,260	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
55,393	Corteva, Inc.	$4,128,440	0.1
57,398	Dow, Inc.	1,519,899	0.0
33,982	DuPont de Nemours, Inc.	2,330,825	0.1
9,375	Eastman Chemical Co.	699,938	0.0
20,489	Ecolab, Inc.	5,520,556	0.1
116,620	Freeport-McMoRan, Inc.	5,055,477	0.1
20,770	International Flavors & Fragrances, Inc.	1,527,634	0.0
42,866	International Paper Co.	2,007,415	0.1
38,223	Linde PLC US	17,933,467	0.4
20,878	LyondellBasell Industries NV - Class A	1,208,001	0.0
4,895	Martin Marietta Materials, Inc.	2,687,159	0.1
25,759	Mosaic Co.	939,688	0.0
90,376	Newmont Corp.	5,265,306	0.1
18,737	Nucor Corp.	2,427,191	0.1
7,255	Packaging Corp. of America	1,367,205	0.0
18,433	PPG Industries, Inc.	2,096,754	0.1
18,721	Sherwin-Williams Co.	6,428,043	0.2
40,268	Smurfit WestRock PLC	1,737,564	0.1
11,211	Steel Dynamics, Inc.	1,435,120	0.0
10,727	Vulcan Materials Co.	2,797,816	0.1
		80,106,973	1.8

	Real Estate: 2.0%
12,502	Alexandria Real Estate Equities, Inc.	908,020	0.0
38,013	American Tower Corp.	8,401,633	0.2
11,546	AvalonBay Communities, Inc.	2,349,611	0.1
11,828	Boston Properties, Inc.	798,035	0.0
8,675	Camden Property Trust	977,586	0.0
23,844 (1)	CBRE Group, Inc. - Class A	3,341,021	0.1
34,257 (1)	CoStar Group, Inc.	2,754,263	0.1
35,360	Crown Castle, Inc.	3,632,533	0.1
25,707	Digital Realty Trust, Inc.	4,481,501	0.1
7,943	Equinix, Inc.	6,318,418	0.1
27,767	Equity Residential	1,873,995	0.0
5,228	Essex Property Trust, Inc.	1,481,615	0.0
17,232	Extra Space Storage, Inc.	2,540,686	0.1
6,304	Federal Realty Investment Trust	598,817	0.0
56,413	Healthpeak Properties, Inc.	987,792	0.0
56,330	Host Hotels & Resorts, Inc.	865,229	0.0
46,288	Invitation Homes, Inc.	1,518,246	0.0
23,958	Iron Mountain, Inc.	2,457,372	0.1
54,932	Kimco Realty Corp.	1,154,671	0.0
9,505	Mid-America Apartment Communities, Inc.	1,406,835	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
75,348	Prologis, Inc.	$7,920,582	0.2
12,821	Public Storage	3,761,938	0.1
73,331	Realty Income Corp.	4,224,599	0.1
13,266	Regency Centers Corp.	944,937	0.0
8,725	SBA Communications Corp.	2,048,979	0.1
24,915	Simon Property Group, Inc.	4,005,336	0.1
24,480	UDR, Inc.	999,518	0.0
36,646	Ventas, Inc.	2,314,195	0.1
85,805	VICI Properties, Inc.	2,797,243	0.1
50,446	Welltower, Inc.	7,755,064	0.2
58,893	Weyerhaeuser Co.	1,512,961	0.0
		87,133,231	2.0

	Utilities: 2.4%
57,807	AES Corp.	608,130	0.0
20,858	Alliant Energy Corp.	1,261,283	0.0
21,947	Ameren Corp.	2,107,790	0.1
43,377	American Electric Power Co., Inc.	4,500,797	0.1
15,835	American Water Works Co., Inc.	2,202,807	0.1
12,898	Atmos Energy Corp.	1,987,711	0.0
53,002	CenterPoint Energy, Inc.	1,947,293	0.0
24,289	CMS Energy Corp.	1,682,742	0.0
29,256	Consolidated Edison, Inc.	2,935,840	0.1
25,450	Constellation Energy Corp.	8,214,242	0.2
69,247	Dominion Energy, Inc.	3,913,840	0.1
16,850	DTE Energy Co.	2,231,951	0.1
63,114	Duke Energy Corp.	7,447,452	0.2
31,243	Edison International	1,612,139	0.0
36,243	Entergy Corp.	3,012,518	0.1
18,684	Evergy, Inc.	1,287,888	0.0
29,832	Eversource Energy	1,897,912	0.0
81,975	Exelon Corp.	3,559,354	0.1
41,710	FirstEnergy Corp.	1,679,245	0.0
167,162	NextEra Energy, Inc.	11,604,386	0.3
38,221	NiSource, Inc.	1,541,835	0.0
15,876	NRG Energy, Inc.	2,549,368	0.1
178,453	PG&E Corp.	2,487,635	0.1
9,695	Pinnacle West Capital Corp.	867,412	0.0
60,029	PPL Corp.	2,034,383	0.0
40,519	Public Service Enterprise Group, Inc.	3,410,889	0.1
52,957	Sempra Energy	4,012,552	0.1
89,244	Southern Co.	8,195,276	0.2
27,554	Vistra Corp.	5,340,241	0.1
25,914	WEC Energy Group, Inc.	2,700,239	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
46,833	Xcel Energy, Inc.	$3,189,327	0.1
		102,024,477	2.4
	Total Common Stock (Cost $2,391,902,161)	4,262,633,693	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 0.0%
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	1,000,000	0.0
186,396 (3)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $186,418, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $190,124, due 05/15/55)	186,396	0.0

	Total Repurchase Agreements (Cost $1,186,396)	1,186,396	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
75,232,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $75,232,000)	$75,232,000	1.8

	Total Short-Term Investments (Cost $76,418,396)	$76,418,396	1.8

	Total Investments in Securities (Cost $2,468,320,557)	$4,339,052,089	99.9

	Assets in Excess of Other Liabilities	6,271,534	0.1

	Net Assets	$4,345,323,623	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$4,262,633,693	$—	$—	$4,262,633,693
Short-Term Investments	75,232,000	1,186,396	—	76,418,396
Total Investments, at fair value	$4,337,865,693	$1,186,396	$—	$4,339,052,089
Other Financial Instruments+
Futures	1,754,532	—	—	1,754,532
Total Assets	$4,339,620,225	$1,186,396	$—	$4,340,806,621

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	268	09/19/25	$83,800,250	$1,754,532
			$83,800,250	$1,754,532

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$1,754,532
Total Asset Derivatives		$1,754,532

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(543,838)
Total	$(543,838)

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,766,583
Total	$1,766,583

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,478,640,965.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,971,897,824
Gross Unrealized Depreciation	(109,732,168)
Net Unrealized Appreciation	$1,862,165,656

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Diversified REITs: 1.7%
81,782	Essential Properties Realty Trust, Inc.	$2,609,664	1.7

	Health Care REITs: 16.1%
68,614	American Healthcare REIT, Inc.	2,520,878	1.7
244,836	Healthpeak Properties, Inc.	4,287,078	2.8
109,034	Ventas, Inc.	6,885,497	4.5
69,775	Welltower, Inc.	10,726,511	7.1
		24,419,964	16.1

	Hotel & Resort REITs: 1.4%
87,515	DiamondRock Hospitality Co.	670,365	0.4
164,707	Sunstone Hotel Investors, Inc.	1,429,657	1.0
		2,100,022	1.4

	Hotels, Resorts & Cruise Lines: 0.8%
4,696	Hilton Worldwide Holdings, Inc.	1,250,733	0.8

	Industrial REITs: 13.6%
37,445	Americold Realty Trust, Inc.	622,710	0.4
29,532	EastGroup Properties, Inc.	4,935,388	3.3
89,607	First Industrial Realty Trust, Inc.	4,312,785	2.9
66,004	Prologis, Inc.	6,938,341	4.6
101,655	STAG Industrial, Inc.	3,688,043	2.4
		20,497,267	13.6

	Multi-Family Residential REITs: 7.4%
29,891	Camden Property Trust	3,368,417	2.2
13,746	Centerspace	827,372	0.6
82,166	Elme Communities	1,306,439	0.9
144,770	Invitation Homes, Inc.	4,748,456	3.1
65,117	Veris Residential, Inc.	969,592	0.6
		11,220,276	7.4

	Office REITs: 4.1%
52,080	COPT Defense Properties	1,436,366	1.0
75,057	Cousins Properties, Inc.	2,253,962	1.5
64,829	Vornado Realty Trust	2,479,061	1.6
		6,169,389	4.1

	Other Specialized REITs: 3.0%
43,946	Iron Mountain, Inc.	4,507,541	3.0

	Residential REITs: 4.6%
115,795	Independence Realty Trust, Inc.	2,048,414	1.4
119,810	UDR, Inc.	4,891,842	3.2
		6,940,256	4.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Retail REITs: 15.8%
204,414	Brixmor Property Group, Inc.	$5,322,941	3.5
44,357	Getty Realty Corp.	1,226,027	0.8
54,275 (1)	NetSTREIT Corp.	918,876	0.6
84,939	Realty Income Corp.	4,893,336	3.2
41,147	Regency Centers Corp.	2,930,901	1.9
53,969	Simon Property Group, Inc.	8,676,056	5.8
		23,968,137	15.8

	Self-Storage REITs: 3.1%
82,229	CubeSmart	3,494,733	2.3
32,002 (1)	Smartstop Self Storage REIT, Inc.	1,159,432	0.8
		4,654,165	3.1

	Single-Family Residential REITs: 3.1%
64,507	American Homes 4 Rent - Class A	2,326,767	1.6
37,498	Equity LifeStyle Properties, Inc.	2,312,502	1.5
		4,639,269	3.1

	Specialized REITs: 23.8%
3,380	American Tower Corp.	747,048	0.5
42,538	Digital Realty Trust, Inc.	7,415,649	4.9
15,557	Equinix, Inc.	12,375,127	8.2
43,960	Extra Space Storage, Inc.	6,481,462	4.3
229,526	VICI Properties, Inc.	7,482,548	4.9
58,493	Weyerhaeuser Co.	1,502,685	1.0
		36,004,519	23.8

	Total Common Stock (Cost $146,091,834)	148,981,202	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 1.4%
1,000,000 (2)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,000,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/30-02/01/57)	1,000,000	0.6

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (2)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	$1,000,000	0.7
95,818 (2)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $95,830, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $97,734, due 05/15/55)	95,818	0.1

	Total Repurchase Agreements (Cost $2,095,818)	2,095,818	1.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
923,394 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $923,394)	$923,394	0.6

	Total Short-Term Investments (Cost $3,019,212)	3,019,212	2.0

	Total Investments in Securities (Cost $149,111,046)	$152,000,414	100.5

	Liabilities in Excess of Other Assets	(829,127)	(0.5)

	Net Assets	$151,171,287	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$148,981,202	$—	$—	$148,981,202
Short-Term Investments	923,394	2,095,818	—	3,019,212
Total Investments, at fair value	$149,904,596	$2,095,818	$—	$152,000,414

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $151,587,891.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,404,506
Gross Unrealized Depreciation	(7,992,001)
Net Unrealized Appreciation	$412,505

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.1%
	Communication Services: 1.4%
44,704 (1)(2)	AMC Entertainment Holdings, Inc. - Class A	$138,582	0.1
2,009 (2)	AMC Networks, Inc. - Class A	12,596	0.0
12,750 (2)	Cargurus, Inc.	426,743	0.1
3,854	Cinemark Holdings, Inc.	116,314	0.0
2,691 (1)(2)	Globalstar, Inc.	63,373	0.0
4,885 (1)(2)	Gogo, Inc.	71,712	0.0
7,234	Gray Television, Inc.	32,770	0.0
2,638 (2)	IMAX Corp.	73,759	0.0
2,145	Iridium Communications, Inc.	64,715	0.0
6,291	John Wiley & Sons, Inc. - Class A	280,767	0.1
12,007 (2)	Lionsgate Studios Corp.	69,761	0.0
109,797 (2)	Lumen Technologies, Inc.	480,911	0.2
30,602 (2)	Magnite, Inc.	738,120	0.2
24,687 (2)	PubMatic, Inc. - Class A	307,106	0.1
5,936 (2)	QuinStreet, Inc.	95,570	0.0
6,350	Scholastic Corp.	133,223	0.1
2,963	Shutterstock, Inc.	56,178	0.0
6,082	Spok Holdings, Inc.	107,530	0.0
35,190 (2)	Stagwell, Inc.	158,355	0.1
800 (2)	Starz Entertainment Corp.	12,856	0.0
11,694 (2)	TechTarget, Inc.	90,862	0.0
6,038	Telephone and Data Systems, Inc.	214,832	0.1
10,353 (2)	Thryv Holdings, Inc.	125,892	0.1
15,427 (2)	Yelp, Inc.	528,683	0.2
		4,401,210	1.4

	Consumer Discretionary: 10.1%
4,968 (2)	Abercrombie & Fitch Co. - Class A	411,599	0.1
14,249 (2)	Accel Entertainment, Inc.	167,711	0.1
21,200 (1)	Acushnet Holdings Corp.	1,543,784	0.5
19,595 (2)	Adient PLC	381,319	0.1
4,020 (2)	Adtalem Global Education, Inc.	511,465	0.2
2,584	Advance Auto Parts, Inc.	120,130	0.0
21,049 (1)	American Eagle Outfitters, Inc.	202,491	0.1
15,183	Arko Corp.	64,224	0.0
1,658 (2)	Asbury Automotive Group, Inc.	395,499	0.1
919 (1)(2)	Biglari Holdings, Inc. - Class B	268,541	0.1
4,039 (2)	BJ’s Restaurants, Inc.	180,139	0.1
2,455 (2)	Boot Barn Holdings, Inc.	373,160	0.1
18,202 (2)	Bright Horizons Family Solutions, Inc.	2,249,585	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,768 (2)	Brinker International, Inc.	$499,153	0.2
29,917	Brunswick Corp.	1,652,615	0.5
23,403 (2)	Capri Holdings Ltd.	414,233	0.1
336 (2)	Cavco Industries, Inc.	145,968	0.0
2,139	Century Communities, Inc.	120,468	0.0
46,580 (2)	Coursera, Inc.	408,041	0.1
30,129	Dana, Inc.	516,712	0.2
40,585 (1)(2)	EVgo, Inc.	148,135	0.0
5,792 (2)	Five Below, Inc.	759,795	0.2
33,894 (2)	Funko, Inc. - Class A	161,335	0.1
30,952	Garrett Motion, Inc.	325,306	0.1
49,322	Gentex Corp.	1,084,591	0.3
8,596 (1)(2)	GigaCloud Technology, Inc. - Class A	170,029	0.1
4,803 (2)	G-III Apparel Group Ltd.	107,587	0.0
37,185 (2)	Goodyear Tire & Rubber Co.	385,608	0.1
3,361 (2)	Green Brick Partners, Inc.	211,340	0.1
425	Group 1 Automotive, Inc.	185,602	0.1
3,316 (2)	Hilton Grand Vacations, Inc.	137,714	0.0
14,760	International Game Technology PLC	233,356	0.1
12,555 (1)	Jack in the Box, Inc.	219,210	0.1
3,819	KB Home	202,292	0.1
35,337 (2)	KinderCare Learning Cos., Inc.	356,904	0.1
3,026 (1)(2)	Kura Sushi USA, Inc. - Class A	260,478	0.1
20,778 (2)	Laureate Education, Inc.	485,790	0.2
15,201 (2)	Life Time Group Holdings, Inc.	461,046	0.1
1,608 (2)	M/I Homes, Inc.	180,289	0.1
3,375	Meritage Homes Corp.	226,024	0.1
27,333 (2)	Mister Car Wash, Inc.	164,271	0.1
9,474 (2)	Modine Manufacturing Co.	933,189	0.3
21,459	Monarch Casino & Resort, Inc.	1,854,916	0.6
18,082	OneSpaWorld Holdings Ltd.	368,692	0.1
1,471	Papa John’s International, Inc.	71,991	0.0
55,726 (1)(2)	Peloton Interactive, Inc. - Class A	386,738	0.1
7,292	Phinia, Inc.	324,421	0.1
20,449 (2)	Planet Fitness, Inc. - Class A	2,229,963	0.7
18,186 (1)(2)	Portillo’s, Inc. - Class A	212,231	0.1
33,116 (1)(2)	RealReal, Inc.	158,626	0.0
42,112 (2)	Sabre Corp.	133,074	0.0
7,172 (2)	SeaWorld Entertainment, Inc.	338,160	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
9,285 (2)	Shake Shack, Inc. - Class A	$1,305,471	0.4
1,595 (2)	Skyline Champion Corp.	99,863	0.0
3,146	Sonic Automotive, Inc. - Class A	251,460	0.1
3,305	Strategic Education, Inc.	281,355	0.1
3,908 (2)	Stride, Inc.	567,403	0.2
4,040 (2)	Taylor Morrison Home Corp.	248,137	0.1
17,674 (2)	Tri Pointe Homes, Inc.	564,684	0.2
32,877 (2)	Udemy, Inc.	231,125	0.1
10,512 (2)	Urban Outfitters, Inc.	762,541	0.2
6,502 (1)	Vail Resorts, Inc.	1,021,659	0.3
7,011 (2)	Victoria’s Secret & Co.	129,844	0.0
54,065	Wendy’s Co.	617,422	0.2
19,582	Wolverine World Wide, Inc.	354,043	0.1
20,562	Wyndham Hotels & Resorts, Inc.	1,669,840	0.5
		32,210,387	10.1

	Consumer Staples: 3.7%
2,127	Andersons, Inc.	78,167	0.0
1,267 (2)	BellRing Brands, Inc.	73,397	0.0
4,065 (2)	BJ’s Wholesale Club Holdings, Inc.	438,329	0.1
3,574	Cal-Maine Foods, Inc.	356,078	0.1
678	Casey’s General Stores, Inc.	345,963	0.1
6,349 (2)	Central Garden & Pet Co. - Class A	198,660	0.1
5,073 (2)	Chefs’ Warehouse, Inc.	323,708	0.1
17,172	Dole PLC	240,236	0.1
4,432	Fresh Del Monte Produce, Inc.	143,685	0.1
15,337 (2)	Freshpet, Inc.	1,042,303	0.3
1,200	Lancaster Colony Corp.	207,324	0.1
5,717 (2)	Nature’s Sunshine Products, Inc.	84,554	0.0
4,746 (2)	Oddity Tech Ltd. - Class A	358,181	0.1
32,183 (2)	Performance Food Group Co.	2,815,047	0.9
64,796	Primo Brands Corp. - Class A	1,919,258	0.6
11,690 (2)	Simply Good Foods Co.	369,287	0.1
2,330	SpartanNash Co.	61,722	0.0
2,050 (2)	Sprouts Farmers Market, Inc.	337,512	0.1
24,851 (2)	SunOpta, Inc.	144,136	0.1
131,824	Utz Brands, Inc.	1,654,391	0.5
6,807 (2)	Vita Coco Co., Inc.	245,733	0.1
6,566 (1)(2)	Vital Farms, Inc.	252,922	0.1
		11,690,593	3.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 4.0%
2,488 (2)	Bristow Group, Inc.	$82,029	0.0
37,516	Cactus, Inc. - Class A	1,640,199	0.5
24,037	ChampionX Corp.	597,079	0.2
1,518	Chord Energy Corp.	147,018	0.0
4,783 (2)	CNX Resources Corp.	161,091	0.1
1,155	Core Natural Resources, Inc.	80,550	0.0
4,082 (1)	CVR Energy, Inc.	109,602	0.0
3,174	Delek US Holdings, Inc.	67,225	0.0
13,413	DT Midstream, Inc.	1,474,223	0.5
7,233	Excelerate Energy, Inc. - Class A	212,072	0.1
1,728 (2)	Expro Group Holdings NV	14,844	0.0
48,818	Flowco Holdings, Inc. - Class A	869,449	0.3
2,884 (2)	Forum Energy Technologies, Inc.	56,151	0.0
2,177 (2)	Gulfport Energy Corp.	437,947	0.1
2,494	International Seaways, Inc.	90,981	0.0
37,028	Liberty Energy, Inc.	425,081	0.1
7,453	Matador Resources Co.	355,657	0.1
10,778	Murphy Oil Corp.	242,505	0.1
5,924	Noble Corp. PLC	157,282	0.1
12,823 (2)	Oceaneering International, Inc.	265,693	0.1
38,749 (2)	Oil States International, Inc.	207,695	0.1
7,366	Ovintiv, Inc.	280,276	0.1
2,908 (2)	Par Pacific Holdings, Inc.	77,149	0.0
29,278	Patterson-UTI Energy, Inc.	173,619	0.1
22,409	Peabody Energy Corp.	300,729	0.1
26,543	Permian Resources Corp.	361,516	0.1
12,882 (2)	ProPetro Holding Corp.	76,906	0.0
14,349	Ranger Energy Services, Inc. - Class A	171,327	0.1
488	Scorpio Tankers, Inc.	19,095	0.0
20,547	Select Water Solutions, Inc.	177,526	0.1
74,238	SM Energy Co.	1,834,421	0.6
44,488 (1)	Teekay Corp. Ltd.	367,026	0.1
10,197	Teekay Tankers Ltd. - Class A	425,419	0.1
45,505 (1)(2)	Uranium Energy Corp.	309,434	0.1
2,753	Weatherford International PLC	138,503	0.0
10,365	World Fuel Services Corp.	293,848	0.1
		12,701,167	4.0

	Financials: 19.3%
2,748	Amalgamated Financial Corp.	85,738	0.0
1,378	Amerant Bancorp, Inc.	25,121	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,862	Ameris Bancorp	$638,071	0.2
3,008	Associated Banc-Corp.	73,365	0.0
1,906	Atlantic Union Bankshares Corp.	59,620	0.0
253 (2)	Atlanticus Holdings Corp.	13,852	0.0
5,245 (2)	Axos Financial, Inc.	398,830	0.1
21,506	Banc of California, Inc.	302,159	0.1
7,090	Banco Latinoamericano de Comercio Exterior SA - Class E	285,727	0.1
2,598 (2)	Bancorp, Inc.	148,008	0.1
21,773	Bank of NT Butterfield & Son Ltd.	964,108	0.3
54,531	BankUnited, Inc.	1,940,758	0.6
608	BayCom Corp.	16,848	0.0
53,885	BGC Group, Inc. - Class A	551,244	0.2
2,841	Bread Financial Holdings, Inc.	162,278	0.1
942 (2)	Bridgewater Bancshares, Inc.	14,987	0.0
4,100	Brightsphere Investment Group, Inc.	144,484	0.1
31,082	BrightSpire Capital, Inc.	156,964	0.1
5,086	Brookline Bancorp, Inc.	53,657	0.0
33,436 (2)	BRP Group, Inc. - Class A	1,431,395	0.5
37,320	Burford Capital Ltd.	532,183	0.2
749	Burke & Herbert Financial Services Corp.	44,738	0.0
7,415	Business First Bancshares, Inc.	182,780	0.1
10,460	Byline Bancorp, Inc.	279,596	0.1
3,412	Cadence Bank	109,116	0.0
900	Capital City Bank Group, Inc.	35,415	0.0
5,506	Capitol Federal Financial, Inc.	33,587	0.0
2,378	Central Pacific Financial Corp.	66,655	0.0
1,575	ChoiceOne Financial Services, Inc.	45,202	0.0
4,652 (1)	CNB Financial Corp.	106,345	0.0
11,157	CNO Financial Group, Inc.	430,437	0.1
1,633	Cohen & Steers, Inc.	123,047	0.0
27,711	Commerce Bancshares, Inc.	1,722,793	0.6
3,836	Compass Diversified Holdings	24,090	0.0
15,873	ConnectOne Bancorp, Inc.	367,619	0.1
15,016	Cullen/Frost Bankers, Inc.	1,930,157	0.6
11,568 (2)	Customers Bancorp, Inc.	679,504	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
10,798	DigitalBridge Group, Inc.	$111,759	0.0
1,957	Dime Community Bancshares, Inc.	52,722	0.0
6,412 (2)	Donnelley Financial Solutions, Inc.	395,300	0.1
32,507	Eastern Bankshares, Inc.	496,382	0.2
11,565	Enact Holdings, Inc.	429,640	0.1
8,086 (2)	Enova International, Inc.	901,751	0.3
9,322	Enterprise Financial Services Corp.	513,642	0.2
10,146	Equity Bancshares, Inc. - Class A	413,957	0.1
7,352	Essent Group Ltd.	446,487	0.1
7,873	Evercore, Inc. - Class A	2,125,867	0.7
11,820	EVERTEC, Inc.	426,111	0.1
1,814	FB Financial Corp.	82,174	0.0
15,368	Fidelis Insurance Holdings Ltd.	254,801	0.1
10,516	Financial Institutions, Inc.	270,051	0.1
20,704	First BanCorp/Puerto Rico	431,264	0.1
67,591	First Financial Bancorp	1,639,758	0.5
3,502	First Financial Corp.	189,773	0.1
69,300	First Hawaiian, Inc.	1,729,728	0.6
38,223	First Horizon Corp.	810,328	0.3
57,818	First Interstate BancSystem, Inc. - Class A	1,666,315	0.5
8,787	First Merchants Corp.	336,542	0.1
5,642	First Mid Bancshares, Inc.	211,519	0.1
1,178	FirstCash Holdings, Inc.	159,195	0.1
4,138 (2)	Hamilton Insurance Group Ltd. - Class B	89,464	0.0
544	Hamilton Lane, Inc. - Class A	77,313	0.0
4,479	Hancock Whitney Corp.	257,095	0.1
11,615	Hanmi Financial Corp.	286,658	0.1
13,697 (1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	367,901	0.1
685	HBT Financial, Inc.	17,269	0.0
32,215	Heritage Commerce Corp.	319,895	0.1
1,735 (2)	Heritage Insurance Holdings, Inc.	43,271	0.0
6,716	Hilltop Holdings, Inc.	203,831	0.1
947	HomeTrust Bancshares, Inc.	35,427	0.0
2,204	Independent Bank Corp.	138,599	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
6,931	Jackson Financial, Inc. - Class A	$615,403	0.2
3,280	Kinsale Capital Group, Inc.	1,587,192	0.5
61,022	Ladder Capital Corp.	655,986	0.2
3,038 (2)	Lemonade, Inc.	133,095	0.1
7,269 (2)	LendingClub Corp.	87,446	0.0
8,207	MarketAxess Holdings, Inc.	1,832,951	0.6
4,681	Mercantile Bank Corp.	217,245	0.1
7,326	Merchants Bancorp	242,271	0.1
3,122 (2)	Metropolitan Bank Holding Corp.	218,540	0.1
5,849	MFA Financial, Inc.	55,332	0.0
596	Mid Penn Bancorp, Inc.	16,807	0.0
3,609	MidWestOne Financial Group, Inc.	103,831	0.0
13,700	Moelis & Co. - Class A	853,784	0.3
4,648	Morningstar, Inc.	1,459,147	0.5
2,498 (2)	Mr Cooper Group, Inc.	372,727	0.1
4,130	Navient Corp.	58,233	0.0
757	Nelnet, Inc. - Class A	91,688	0.0
16,744	New York Mortgage Trust, Inc.	112,185	0.0
10,632 (2)	NMI Holdings, Inc. - Class A	448,564	0.2
1,174	Northrim BanCorp, Inc.	109,487	0.0
22,912	OceanFirst Financial Corp.	403,480	0.1
8,133	OFG Bancorp	348,092	0.1
29,899	Old National Bancorp	638,045	0.2
17,869	Old Second Bancorp, Inc.	316,996	0.1
3,623	Origin Bancorp, Inc.	129,486	0.0
76,044 (2)	Oscar Health, Inc. - Class A	1,630,383	0.5
522 (2)	Palomar Holdings, Inc.	80,518	0.0
10,418	Pathward Financial, Inc.	824,272	0.3
1,972	Peapack-Gladstone Financial Corp.	55,709	0.0
3,541	PennyMac Financial Services, Inc.	352,825	0.1
540	Pinnacle Financial Partners, Inc.	59,621	0.0
1,074	Piper Sandler Cos.	298,508	0.1
6,158	QCR Holdings, Inc.	418,128	0.1
4,445	Radian Group, Inc.	160,109	0.1
7,487	Redwood Trust, Inc.	44,248	0.0
6,633	Renasant Corp.	238,324	0.1
23,420	RLI Corp.	1,691,392	0.5
2,668	Safety Insurance Group, Inc.	211,812	0.1
7,501	Seacoast Banking Corp. of Florida	207,178	0.1
2,154	Selective Insurance Group, Inc.	186,644	0.1
17,562	ServisFirst Bancshares, Inc.	1,361,231	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,637 (1)(2)	Sezzle, Inc.	$472,682	0.2
1,194 (2)	Skyward Specialty Insurance Group, Inc.	69,001	0.0
1,018	SmartFinancial, Inc.	34,388	0.0
11,524	South Plains Financial, Inc.	415,325	0.1
1,233	Southern Missouri Bancorp, Inc.	67,544	0.0
3,358	Southside Bancshares, Inc.	98,826	0.0
1,179	SouthState Corp.	108,503	0.0
36,418	StepStone Group, Inc. - Class A	2,021,199	0.6
6,876 (2)	StoneX Group, Inc.	626,679	0.2
2,588 (2)	Texas Capital Bancshares, Inc.	205,487	0.1
5,937	Towne Bank/ Portsmouth VA	202,927	0.1
11,926	TPG RE Finance Trust, Inc.	92,069	0.0
3,316	TriCo Bancshares	134,265	0.1
1,241	Trustmark Corp.	45,247	0.0
3,287	UMB Financial Corp.	345,661	0.1
2,622	United Bankshares, Inc.	95,519	0.0
2,160	United Community Banks, Inc.	64,346	0.0
2,133	Unity Bancorp, Inc.	100,422	0.0
4,258	Univest Financial Corp.	127,910	0.0
6,537 (1)(2)	Upstart Holdings, Inc.	422,813	0.1
12,244	Veritex Holdings, Inc.	319,568	0.1
2,986	Victory Capital Holdings, Inc. - Class A	190,119	0.1
1,333	Virtus Investment Partners, Inc.	241,806	0.1
4,192	WesBanco, Inc.	132,593	0.1
9,069 (2)	WEX, Inc.	1,332,145	0.4
19,707	Wintrust Financial Corp.	2,443,274	0.8
30,196	WSFS Financial Corp.	1,660,780	0.5
		61,112,280	19.3

	Health Care: 12.1%
13,779 (2)	ACADIA Pharmaceuticals, Inc.	297,213	0.1
49,328 (2)	Adaptive Biotechnologies Corp.	574,671	0.2
805 (2)	Addus HomeCare Corp.	92,728	0.0
13,344 (2)	Akero Therapeutics, Inc.	712,036	0.2
19,708 (2)	Alkermes PLC	563,846	0.2
42,231 (2)	Amicus Therapeutics, Inc.	241,984	0.1
3,559 (2)	ANI Pharmaceuticals, Inc.	232,225	0.1
30,880 (2)	Arcutis Biotherapeutics, Inc.	432,938	0.1
18,087 (2)	Atea Pharmaceuticals, Inc.	65,113	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,325 (2)	AtriCure, Inc.	$371,120	0.1
14,308 (2)	Avidity Biosciences, Inc.	406,347	0.1
14,409 (2)	Axogen, Inc.	156,338	0.1
31,200 (2)	BioCryst Pharmaceuticals, Inc.	279,552	0.1
2,480 (2)	Bridgebio Pharma, Inc.	107,086	0.0
37,520 (2)	Brookdale Senior Living, Inc.	261,139	0.1
16,498 (2)	Catalyst Pharmaceuticals, Inc.	358,007	0.1
3,973 (2)	Celldex Therapeutics, Inc.	80,851	0.0
19,754 (1)(2)	Ceribell, Inc.	369,992	0.1
3,460	Chemed Corp.	1,684,778	0.5
70,262	Concentra Group Holdings Parent, Inc.	1,445,289	0.5
6,292 (2)	Corcept Therapeutics, Inc.	461,833	0.1
2,019 (2)	CorVel Corp.	207,513	0.1
11,493 (2)	Crinetics Pharmaceuticals, Inc.	330,539	0.1
15,000 (2)	CryoPort, Inc.	111,900	0.0
22,323 (2)	Dynavax Technologies Corp.	221,444	0.1
22,013	Encompass Health Corp.	2,699,454	0.9
34,463 (2)	Enhabit, Inc.	332,223	0.1
4,441	Ensign Group, Inc.	685,069	0.2
102,340 (2)	Envista Holdings Corp.	1,999,724	0.6
44,613 (2)	Evolus, Inc.	410,886	0.1
5,218 (2)	Glaukos Corp.	538,967	0.2
16,095 (2)	Halozyme Therapeutics, Inc.	837,262	0.3
41,808 (2)	Health Catalyst, Inc.	157,616	0.1
14,880 (2)	HealthEquity, Inc.	1,558,829	0.5
14,505	HealthStream, Inc.	401,353	0.1
17,807 (1)(2)	Hims & Hers Health, Inc.	887,679	0.3
11,109 (2)	Hinge Health, Inc. - Class A	574,891	0.2
12,731 (2)	ICU Medical, Inc.	1,682,402	0.5
37,694 (2)	Immunome, Inc.	350,554	0.1
23,608 (2)	Inogen, Inc.	165,964	0.1
9,532 (2)	Insmed, Inc.	959,300	0.3
13,643 (2)	Integra LifeSciences Holdings Corp.	167,400	0.1
9,883 (2)	iRhythm Technologies, Inc.	1,521,587	0.5
10,637 (2)	Janux Therapeutics, Inc.	245,715	0.1
11,324 (2)	Kymera Therapeutics, Inc.	494,179	0.2
4,314 (2)	Lantheus Holdings, Inc.	353,144	0.1
1,996 (2)	Madrigal Pharmaceuticals, Inc.	604,069	0.2
3,360 (2)	Medpace Holdings, Inc.	1,054,570	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,404 (2)	Mirum Pharmaceuticals, Inc.	$631,240	0.2
1,290	National HealthCare Corp.	138,043	0.0
7,131 (2)	NeoGenomics, Inc.	52,128	0.0
14,482 (2)	Option Care Health, Inc.	470,375	0.1
86,128 (2)	OraSure Technologies, Inc.	258,384	0.1
50,503 (2)	ORIC Pharmaceuticals, Inc.	512,605	0.2
8,998 (2)	PROCEPT BioRobotics Corp.	518,285	0.2
21,013 (2)	Progyny, Inc.	462,286	0.1
17,272 (2)	Protagonist Therapeutics, Inc.	954,623	0.3
4,323 (2)	PTC Therapeutics, Inc.	211,135	0.1
33,853 (2)	Pulmonx Corp.	87,679	0.0
24,099 (2)	QuidelOrtho Corp.	694,533	0.2
15,470 (2)	Revolution Medicines, Inc.	569,141	0.2
13,781 (2)	Scholar Rock Holding Corp.	488,123	0.2
7,329 (2)	SI-BONE, Inc.	137,932	0.0
2,852 (2)	Sight Sciences, Inc.	11,779	0.0
2,753 (2)	Surgery Partners, Inc.	61,199	0.0
6,383 (1)(2)	TransMedics Group, Inc.	855,386	0.3
16,070 (2)	Travere Therapeutics, Inc.	237,836	0.1
97,423 (2)	Treace Medical Concepts, Inc.	572,847	0.2
1,225 (2)	Twist Bioscience Corp.	45,068	0.0
4,639 (1)(2)	Tyra Biosciences, Inc.	44,395	0.0
15,781 (2)	Vera Therapeutics, Inc.	371,800	0.1
59,117 (2)	Verve Therapeutics, Inc.	663,884	0.2
14,659 (1)(2)	Viking Therapeutics, Inc.	388,463	0.1
10,112 (2)	WaVe Life Sciences Ltd.	65,728	0.0
		38,254,216	12.1

	Industrials: 21.3%
18,347	AAON, Inc.	1,353,091	0.4
20,786	ABM Industries, Inc.	981,307	0.3
31,847 (2)	ACV Auctions, Inc. - Class A	516,558	0.2
21,393 (2)	API Group Corp.	1,092,113	0.3
2,100	Apogee Enterprises, Inc.	85,260	0.0
10,739	Applied Industrial Technologies, Inc.	2,496,281	0.8
2,348	ArcBest Corp.	180,819	0.1
17,337 (2)	Archer Aviation, Inc. - Class A	188,106	0.1
6,467	Arcosa, Inc.	560,754	0.2
5,641	Atkore, Inc.	397,973	0.1
8,404	Barrett Business Services, Inc.	350,363	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
12,892 (2)	BlackSky Technology, Inc.	$265,317	0.1
4,694 (2)	Bloom Energy Corp. - Class A	112,280	0.0
5,007 (2)	Blue Bird Corp.	216,102	0.1
1,137 (2)	BlueLinx Holdings, Inc.	84,570	0.0
3,196	Boise Cascade Co.	277,477	0.1
3,373	Brink’s Co.	301,175	0.1
19,601 (2)	Casella Waste Systems, Inc. - Class A	2,261,563	0.7
4,623 (2)	CBIZ, Inc.	331,515	0.1
1,027 (2)	Construction Partners, Inc. - Class A	109,150	0.0
45,203 (2)	Core & Main, Inc. - Class A	2,728,001	0.9
25,995	Costamare, Inc.	236,814	0.1
85,438 (2)	Driven Brands Holdings, Inc.	1,500,291	0.5
1,074 (2)	DXP Enterprises, Inc.	94,136	0.0
4,584 (2)	Dycom Industries, Inc.	1,120,284	0.4
8,472	EnerSys	726,643	0.2
5,481 (2)	ExlService Holdings, Inc.	240,013	0.1
76,685 (2)	First Advantage Corp.	1,273,738	0.4
7,593 (1)(2)	Fluence Energy, Inc.	50,949	0.0
14,475 (2)	Fluor Corp.	742,133	0.2
13,173	Fortune Brands Innovations, Inc.	678,146	0.2
1,143	GATX Corp.	175,519	0.1
4,178 (2)	GEO Group, Inc.	100,063	0.0
2,168 (1)	Granite Construction, Inc.	202,730	0.1
452	Greenbrier Cos., Inc.	20,815	0.0
11,517	Griffon Corp.	833,485	0.3
184,262 (2)	Hayward Holdings, Inc.	2,542,816	0.8
5,903	Heidrick & Struggles International, Inc.	270,121	0.1
3,728	Herc Holdings, Inc.	490,940	0.2
6,829 (1)(2)	Hertz Global Holdings, Inc.	46,642	0.0
199,609 (2)	Hillman Solutions Corp.	1,425,208	0.4
1,630 (2)	Hudson Technologies, Inc.	13,236	0.0
11,948 (2)	IBEX Holdings Ltd.	347,687	0.1
1,368 (2)	IES Holdings, Inc.	405,243	0.1
4,147	Insperity, Inc.	249,318	0.1
187,075 (2)	Janus International Group, Inc.	1,522,791	0.5
22,958 (1)(2)	Joby Aviation, Inc.	242,207	0.1
9,963 (1)(2)	Karman Holdings, Inc.	501,836	0.2
5,753	KBR, Inc.	275,799	0.1
8,352	Kennametal, Inc.	191,762	0.1
23,459	Knight-Swift Transportation Holdings, Inc.	1,037,592	0.3
12,067	Landstar System, Inc.	1,677,554	0.5
16,855 (2)	Legalzoom.com, Inc.	150,178	0.0
7,044	Lincoln Electric Holdings, Inc.	1,460,362	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,377 (2)	Loar Holdings, Inc.	$635,676	0.2
10,213 (2)	Matrix Service Co.	137,978	0.0
3,259	Matson, Inc.	362,890	0.1
1,241	McGrath RentCorp	143,906	0.0
13,804	MillerKnoll, Inc.	268,074	0.1
1,935	Moog, Inc. - Class A	350,177	0.1
19,938 (2)	MRC Global, Inc.	273,350	0.1
18,973	MSA Safety, Inc.	3,178,547	1.0
10,841	Mueller Industries, Inc.	861,534	0.3
5,662 (2)	MYR Group, Inc.	1,027,370	0.3
3,463 (2)	Nextracker, Inc. - Class A	188,283	0.1
1,505 (2)	Northwest Pipe Co.	61,720	0.0
30,903 (2)	NOW, Inc.	458,291	0.1
3,812 (1)(2)	NuScale Power Corp.	150,803	0.0
14,628 (2)	Orion Group Holdings, Inc.	132,676	0.0
3,395	Park Aerospace Corp.	50,144	0.0
8,593 (2)	Paylocity Holding Corp.	1,556,966	0.5
10,754 (2)	Planet Labs PBC	65,599	0.0
5,799	Primoris Services Corp.	451,974	0.1
15,658 (2)	Radiant Logistics, Inc.	95,201	0.0
5,681 (2)	RBC Bearings, Inc.	2,186,049	0.7
15,992 (2)	Resideo Technologies, Inc.	352,784	0.1
11,635 (1)(2)	Rocket Lab Corp.	416,184	0.1
11,659	Rush Enterprises, Inc. - Class A	600,555	0.2
13,303	Safe Bulkers, Inc.	48,024	0.0
3,847 (2)	Saia, Inc.	1,054,040	0.3
14,324	Simpson Manufacturing Co., Inc.	2,224,660	0.7
2,884 (2)	SkyWest, Inc.	296,965	0.1
5,914 (2)	Standardaero, Inc.	187,178	0.1
24,268	Steelcase, Inc. - Class A	253,115	0.1
3,941 (2)	Sterling Infrastructure, Inc.	909,307	0.3
11,655 (1)(2)	Sunrun, Inc.	95,338	0.0
9,118	Terex Corp.	425,719	0.1
13,942	Tetra Tech, Inc.	501,354	0.2
9,041 (2)	Thermon Group Holdings, Inc.	253,871	0.1
18,536 (2)	Titan International, Inc.	190,365	0.1
18,230	Toro Co.	1,288,496	0.4
5,786 (2)	Tutor Perini Corp.	270,669	0.1
5,632	UFP Industries, Inc.	559,596	0.2
2,786	UniFirst Corp.	524,381	0.2
6,228 (2)	Upwork, Inc.	83,704	0.0
10,580 (2)	V2X, Inc.	513,659	0.2
65,852 (2)	Verra Mobility Corp.	1,671,982	0.5
3,678	Watts Water Technologies, Inc. - Class A	904,383	0.3
2,053	WESCO International, Inc.	380,216	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
108,769	WillScot Mobile Mini Holdings Corp.	$2,980,271	0.9
7,933 (2)	WNS Holdings Ltd.	501,683	0.2
7,261	Woodward, Inc.	1,779,599	0.6
		67,642,132	21.3

	Information Technology: 12.4%
3,822	A10 Networks, Inc.	73,956	0.0
23,200 (2)	ADTRAN Holdings, Inc.	208,104	0.1
2,394 (2)	Agilysys, Inc.	274,448	0.1
43,739 (2)	Allegro MicroSystems, Inc.	1,495,436	0.5
2,784 (2)	Alpha & Omega Semiconductor Ltd.	71,437	0.0
2,612 (2)	Ambarella, Inc.	172,562	0.0
6,827 (2)	Appian Corp. - Class A	203,854	0.1
47,557 (2)	Arlo Technologies, Inc.	806,567	0.2
15,259 (2)	Asana, Inc. - Class A	205,997	0.1
7,171 (2)	ASGN, Inc.	358,048	0.1
10,762 (1)(2)	Aurora Innovation, Inc.	56,393	0.0
888 (2)	Axcelis Technologies, Inc.	61,885	0.0
5,996	Badger Meter, Inc.	1,468,720	0.5
81,131 (1)(2)	BigBear.ai Holdings, Inc.	550,880	0.2
4,694 (2)	Blackline, Inc.	265,774	0.1
18,519 (2)	Box, Inc. - Class A	632,794	0.2
5,103 (2)	Braze, Inc. - Class A	143,394	0.0
127,628 (2)	CCC Intelligent Solutions Holdings, Inc.	1,200,979	0.4
137,652 (1)(2)	Cipher Mining, Inc.	657,977	0.2
4,281 (1)(2)	Cleanspark, Inc.	47,219	0.0
13,706 (2)	Clearfield, Inc.	594,977	0.2
85,778 (2)	Clearwater Analytics Holdings, Inc. - Class A	1,881,112	0.6
22,632 (2)	CommScope Holding Co., Inc.	187,393	0.1
2,319 (2)	CommVault Systems, Inc.	404,271	0.1
13,352 (2)	Consensus Cloud Solutions, Inc.	307,897	0.1
42,074 (1)(2)	Core Scientific, Inc.	718,203	0.2
14,708 (2)	Credo Technology Group Holding Ltd.	1,361,814	0.4
23,104 (2)	Digital Turbine, Inc.	136,314	0.0
17,080 (1)(2)	D-Wave Quantum, Inc.	250,051	0.1
9,155 (2)	Extreme Networks, Inc.	164,332	0.0
5,182 (2)	Fabrinet	1,527,032	0.5
10,347 (2)	FormFactor, Inc.	356,040	0.1
31,618 (2)	Freshworks, Inc. - Class A	471,424	0.1
4,101 (1)(2)	Hut 8 Corp.	76,279	0.0
3,608	InterDigital, Inc.	809,022	0.3
26,640 (1)(2)	IonQ, Inc.	1,144,721	0.4
19,027 (2)	Knowles Corp.	335,256	0.1
9,033 (2)	LiveRamp Holdings, Inc.	298,450	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,385 (2)	MACOM Technology Solutions Holdings, Inc.	$2,347,807	0.7
33,327 (1)(2)	Marathon Digital Holdings, Inc.	522,567	0.2
4,379 (2)	MaxLinear, Inc.	62,226	0.0
16,798 (2)	Mirion Technologies, Inc.	361,661	0.1
42,876 (1)(2)	Navitas Semiconductor Corp.	280,838	0.1
30,969 (1)(2)	nCino, Inc.	866,203	0.3
7,385 (2)	NETGEAR, Inc.	214,682	0.1
16,392 (2)	Novanta, Inc.	2,113,421	0.7
3,501	NVE Corp.	257,709	0.1
63,769 (2)	ON24, Inc.	346,266	0.1
1,960 (2)	Onestream, Inc.	55,468	0.0
1,870 (2)	Onto Innovation, Inc.	188,739	0.1
21,118 (2)	Ooma, Inc.	272,422	0.1
14,849 (2)	Pagaya Technologies Ltd. - Class A	316,581	0.1
4,620 (2)	Plexus Corp.	625,132	0.2
12,772 (2)	Porch Group, Inc.	150,582	0.0
34,726	Power Integrations, Inc.	1,941,183	0.6
10,992 (2)	Qualys, Inc.	1,570,427	0.5
18,420 (2)	Rambus, Inc.	1,179,248	0.4
27,000 (1)(2)	Rigetti Computing, Inc.	320,220	0.1
18,435 (1)(2)	Riot Platforms, Inc.	208,316	0.1
13,718 (2)	Sanmina Corp.	1,342,032	0.4
7,249	Sapiens International Corp. NV	212,033	0.1
5,136 (2)	ScanSource, Inc.	214,736	0.1
3,787 (2)	Semtech Corp.	170,945	0.0
10,961 (2)	SMART Global Holdings, Inc.	217,137	0.1
11,801 (2)	SPS Commerce, Inc.	1,605,998	0.5
10,281 (2)	Tenable Holdings, Inc.	347,292	0.1
2,672 (2)	Ultra Clean Holdings, Inc.	60,307	0.0
62,133 (2)	Unisys Corp.	281,463	0.1
49,220 (2)	Xperi, Inc.	389,330	0.1
11,290 (2)	Zeta Global Holdings Corp. - Class A	174,882	0.1
		39,198,865	12.4

	Materials: 5.5%
1,113 (2)	Alpha Metallurgical Resources, Inc.	125,190	0.0
9,244	AptarGroup, Inc.	1,446,039	0.5
6,777	Avient Corp.	218,965	0.1
57,460 (2)	Axalta Coating Systems Ltd.	1,705,987	0.5
12,924	Balchem Corp.	2,057,501	0.6
3,367	Cabot Corp.	252,525	0.1
54,616 (2)	Coeur Mining, Inc.	483,898	0.2
13,110	Commercial Metals Co.	641,210	0.2
49,146 (2)	Constellium SE	653,642	0.2
9,463	Eagle Materials, Inc.	1,912,567	0.6
2,935 (2)	Ecovyst, Inc.	24,155	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
85,186	Element Solutions, Inc.	$1,929,463	0.6
5,468	Greif, Inc. - Class A	355,365	0.1
1,695	Hawkins, Inc.	240,859	0.1
8,861	HB Fuller Co.	532,989	0.2
36,244	Hecla Mining Co.	217,102	0.1
3,040	Innospec, Inc.	255,634	0.1
19,617 (2)	O-I Glass, Inc.	289,155	0.1
1,437	Olympic Steel, Inc.	46,832	0.0
15,654	Orion SA	164,210	0.0
139,480 (2)	Perimeter Solutions, Inc.	1,941,562	0.6
15,291	Quaker Chemical Corp.	1,711,674	0.5
13,024 (2)	SSR Mining, Inc.	165,926	0.0
7,597	Tronox Holdings PLC	38,517	0.0
4,421	Warrior Met Coal, Inc.	202,614	0.1
		17,613,581	5.5

	Real Estate: 5.4%
25,601	Alexander & Baldwin, Inc.	456,466	0.1
1,493	American Healthcare REIT, Inc.	54,853	0.0
2,384	Armada Hoffler Properties, Inc.	16,378	0.0
21,350	Broadstone Net Lease, Inc.	342,668	0.1
16,212	CareTrust REIT, Inc.	496,087	0.2
37,802	Chatham Lodging Trust	263,480	0.1
5,452	City Office REIT, Inc.	29,114	0.0
2,498	Community Healthcare Trust, Inc.	41,542	0.0
24,386	COPT Defense Properties	672,566	0.2
38,912	CubeSmart	1,653,760	0.5
8,437	Curbline Properties Corp.	192,617	0.1
237,049 (2)	Cushman & Wakefield PLC	2,624,132	0.8
29,311	DiamondRock Hospitality Co.	224,522	0.1
8,059	EastGroup Properties, Inc.	1,346,820	0.4
18,361	Empire State Realty Trust, Inc. - Class A	148,540	0.0
14,016	Essential Properties Realty Trust, Inc.	447,251	0.1
14,651	Independence Realty Trust, Inc.	259,176	0.1
9,622	InvenTrust Properties Corp.	263,643	0.1
11,586	Kite Realty Group Trust	262,423	0.1
33,125	L.P. Industrial Trust	273,612	0.1
22,725	National Retail Properties, Inc.	981,266	0.3
21,079	Newmark Group, Inc. - Class A	256,110	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
17,134	Phillips Edison & Co., Inc.	$600,204	0.2
26,564	Piedmont Office Realty Trust, Inc. - Class A	193,652	0.1
10,991	Plymouth Industrial REIT, Inc.	176,515	0.1
21,060	PotlatchDeltic Corp.	808,072	0.3
36,972 (2)	Real Brokerage, Inc.	166,744	0.0
29,232	Ryman Hospitality Properties, Inc.	2,884,321	0.9
14,067	Sabra Health Care REIT, Inc.	259,395	0.1
3,963	SL Green Realty Corp.	245,310	0.1
2,986	UMH Properties, Inc.	50,135	0.0
3,611	Veris Residential, Inc.	53,768	0.0
31,046	Xenia Hotels & Resorts, Inc.	390,248	0.1
		17,135,390	5.4

	Utilities: 1.9%
1,632	American States Water Co.	125,109	0.0
1,278	Avista Corp.	48,500	0.0
1,716	Black Hills Corp.	96,268	0.0
3,218	Chesapeake Utilities Corp.	386,868	0.1
2,697	Clearway Energy, Inc. - Class A	81,611	0.0
7,012	Clearway Energy, Inc. - Class C	224,384	0.1
16,884	Consolidated Water Co. Ltd.	506,858	0.2
3,913	Genie Energy Ltd. - Class B	105,182	0.0
4,809	IDACORP, Inc.	555,199	0.2
4,266	New Jersey Resources Corp.	191,202	0.1
7,949	ONE Gas, Inc.	571,215	0.2
47,667	Portland General Electric Co.	1,936,710	0.6
8,594	Southwest Gas Holdings, Inc.	639,308	0.2
11,488	Unitil Corp.	599,099	0.2
		6,067,513	1.9

	Total Common Stock (Cost $290,024,687)	308,027,334	97.1

RIGHTS: —%
	Health Care: —%
28,260 (3)(4)	Aduro Biotech - CVR	—	—
	Total Rights (Cost $—)	—	—
	Total Long-Term Investments (Cost $290,024,687)	308,027,334	97.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.5%
	Time Deposits: 0.4%
370,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	$370,000	0.1
350,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	350,000	0.1
370,000 (5)	Mizuho Bank Ltd., 4.330%, 07/01/2025	370,000	0.1
370,000 (5)	Royal Bank of Canada, 4.330%, 07/01/2025	370,000	0.1

	Total Time Deposits (Cost $1,460,000)	1,460,000	0.4

	Repurchase Agreements: 4.4%
511,793 (5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $511,854, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $522,029, due 07/10/25-05/15/42)	511,793	0.2
3,675,741 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,676,183, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,749,256, due 06/01/30-02/01/57)	3,675,741	1.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,675,741 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,676,183, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $3,749,256, due 08/15/34-06/01/55)	$3,675,741	1.2
2,558,999 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,559,307, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,610,179, due 03/01/34-05/01/55)	2,558,999	0.8
3,498,631 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $3,499,060, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $3,558,084, due 07/15/26-02/15/54)	3,498,631	1.1

	Total Repurchase Agreements (Cost $13,920,905)	13,920,905	4.4

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 3.7%
11,731,533 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $11,731,533)	$11,731,533	3.7

	Total Short-Term Investments (Cost $27,112,438)	$27,112,438	8.5

	Total Investments in Securities (Cost $317,137,125)	$335,139,772	105.6

	Liabilities in Excess of Other Assets	(17,854,306)	(5.6)

	Net Assets	$317,285,466	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$308,027,334	$—	$—	$308,027,334
Short-Term Investments	11,731,533	15,380,905	—	27,112,438
Total Investments, at fair value	$319,758,867	$15,380,905	$—	$335,139,772
Other Financial Instruments+
Futures	118,869	—	—	118,869
Total Assets	$319,877,736	$15,380,905	$—	$335,258,641

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At June 30, 2025, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	40	09/19/25	$4,383,400	$118,869
			$4,383,400	$118,869

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$118,869
Total Asset Derivatives		$118,869

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(822,886)
Total	$(822,886)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$362,393
Total	$362,393

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $320,530,495.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,966,542
Gross Unrealized Depreciation	(27,238,396)
Net Unrealized Appreciation	$14,728,146

See Accompanying Notes to Financial Statements

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT2AISS2 (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

Voya Investors Trust

■	Voya Inflation Protected Bond Plus Portfolio

Classes ADV, I and S

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL – Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$204,165,126	$221,048,946
Short-term investments at fair value†	1,622,034	6,412,565
Cash	267,964	200
Cash collateral for futures contracts	377,920	4,986,022
Cash pledged for centrally cleared swaps (Note 2)	2,350,000	–
Receivables:
Investment securities sold	112,389	–
Fund shares sold	1,127,065	50,891
Dividends	367	21,225
Interest	1,304,299	1,601,259
Unrealized appreciation on OTC swap agreements	605,549	–
Prepaid expenses	1,788	1,854
Reimbursement due from Investment Adviser	2,635	–
Other assets	22,416	8,839
Total assets	211,959,552	234,131,801

LIABILITIES:
Income distribution payable	821,239	–
Payable for investment securities purchased	710,201	–
Payable for fund shares redeemed	19,334	66,024
Payable upon receipt of securities loaned	113,199	–
Unrealized depreciation on OTC swap agreements	67,471	–
Variation margin payable on centrally cleared swaps	3,753	–
Variation margin payable on futures contracts	73,656	–
Payable for investment management fees	138,092	95,998
Payable for distribution and shareholder service fees	34,572	–
Payable to trustees under the deferred compensation plan (Note 6)	22,416	8,839
Payable for trustee fees	509	537
Payable for shareholder notification costs (Note 6)	40,920	–
Other accrued expenses and liabilities	91,506	68,220
Total liabilities	2,136,868	239,618
NET ASSETS	$209,822,684	$233,892,183

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$295,829,231	$259,413,538
Total distributable loss	(86,006,547)	(25,521,355)
NET ASSETS	$209,822,684	$233,892,183

+ Including securities loaned at value	$110,186	$—
* Cost of investments in securities	$205,909,889	$220,028,651
† Cost of short-term investments	$1,622,199	$6,412,565

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
Class ADV
Net assets	$31,737,843	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	3,583,542	n/a
Net asset value and redemption price per share	$8.86	n/a

Class I
Net assets	$83,819,991	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	9,054,143	n/a
Net asset value and redemption price per share	$9.26	n/a

Class S
Net assets	$94,264,850	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	10,269,894	n/a
Net asset value and redemption price per share	$9.18	n/a

Portfolio(1)
Net assets	n/a	$233,892,183
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	24,490,411
Net asset value and redemption price per share	n/a	$9.55

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (unaudited)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
INVESTMENT INCOME:
Dividends	$18,934	$95,024
Dividends from affiliated underlying funds	101,348	—
Interest, net of foreign taxes withheld*	5,152,689 (1)	5,234,390
Securities lending income, net	1,810	—
Other	787	815
Total investment income	5,275,568	5,330,229
EXPENSES:
Investment management fees	554,034	532,984
Distribution and shareholder service fees
Class ADV	94,696	—
Class S	118,518	—
Transfer agent fees		211
Class ADV	4,293	—
Class I	10,257	—
Class S	12,895	—
Shareholder reporting expense	3,982	1,629
Professional fees	22,458	67,720
Custody and accounting expense	78,001	10,860
Shareholder notification costs (Note 6)	78,400	—
Trustee fees	2,543	2,687
Miscellaneous expense	5,897	6,746
Interest expense	181	257
Total expenses	986,155	623,094
Waived and reimbursed fees	(175,987)	(2,266)
Net expenses	810,168	620,828
Net investment income	4,465,400	4,709,401
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,185,948)	(3,186,206)
Sale of affiliated underlying funds	4,674	—
Forward foreign currency contracts	18,407	—
Foreign currency related transactions	170	—
Futures	754,680	(1,419,487)
Swaps	631,459	—
Written options	11,876	—
Net realized loss	(764,682)	(4,605,693)
Net change in unrealized appreciation (depreciation) on:
Investments	5,379,585	4,352,940
Affiliated underlying funds	46,054	—
Forward foreign currency contracts	(18,407)	—
Foreign currency related transactions	(326)	—
Futures	(1,246,681)	2,819,112
Swaps	1,551,414	—
Net change in unrealized appreciation (depreciation)	5,711,639	7,172,052
Net realized and unrealized gain	4,946,957	2,566,359
Increase in net assets resulting from operations	$9,412,357	$7,275,760
* Foreign taxes withheld	$5,555	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (unaudited)(continued)

(1)	Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Inflation Protected Bond Plus Portfolio		VY® BrandywineGLOBAL — Bond Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$4,465,400	$7,845,138	$4,709,401	$9,038,325
Net realized gain (loss)	(764,682)	(10,727,451)	(4,605,693)	134,161
Net change in unrealized appreciation (depreciation)	5,711,639	6,786,055	7,172,052	(8,461,996)
Increase in net assets resulting from operations	9,412,357	3,903,742	7,275,760	710,490

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	—	(9,403,998)
Class ADV	(646,883)	(1,206,252)	—	—
Class I	(1,744,824)	(2,708,682)	—	—
Class S	(2,020,415)	(3,758,175)	—	—
Total distributions	(4,412,122)	(7,673,109)	—	(9,403,998)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,411,395	30,374,554	42,110,272	63,361,253
Reinvestment of distributions	4,412,122	7,673,109	—	9,403,998
	25,823,517	38,047,663	42,110,272	72,765,251
Cost of shares redeemed	(24,907,644)	(49,834,524)	(29,329,557)	(78,707,288)
Net increase (decrease) in net assets resulting from capital share transactions	915,873	(11,786,861)	12,780,715	(5,942,037)
Net increase (decrease) in net assets	5,916,108	(15,556,228)	20,056,475	(14,635,545)

NET ASSETS:
Beginning of year or period	203,906,576	219,462,804	213,835,708	228,471,253
End of year or period	$209,822,684	$203,906,576	$233,892,183	$213,835,708

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Inflation Protected Bond Plus Portfolio
Class ADV
06-30-25+	8.65	0.18	•	0.21	0.39	0.18	—	—	0.18	—	8.86	4.53	1.37	1.19	1.19	4.04	31,738	39
12-31-24	8.82	0.30	•	(0.17)	0.13	0.30	—	—	0.30	—	8.65	1.46	1.29	1.23	1.23	3.42	31,885	279
12-31-23	8.76	0.27	•	0.06	0.33	0.27	—	—	0.27	—	8.82	3.83	1.27	1.22	1.22	3.09	38,745	297
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
Class I
06-30-25+	9.03	0.21	•	0.23	0.44	0.21	—	—	0.21	—	9.26	4.86	0.77	0.59	0.59	4.65	83,820	39
12-31-24	9.19	0.36	•	(0.17)	0.19	0.35	—	—	0.35	—	9.03	2.09	0.69	0.63	0.63	3.92	73,236	279
12-31-23	9.13	0.34	•	0.05	0.39	0.33	—	—	0.33	—	9.19	4.30	0.67	0.62	0.62	3.70	69,071	297
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
Class S
06-30-25+	8.96	0.20	•	0.21	0.41	0.19	—	—	0.19	—	9.18	4.65	1.02	0.84	0.84	4.38	94,265	39
12-31-24	9.12	0.33	•	(0.16)	0.17	0.33	—	—	0.33	—	8.96	1.86	0.94	0.88	0.88	3.64	98,787	279
12-31-23	9.05	0.31	•	0.06	0.37	0.30	—	—	0.30	—	9.12	4.17	0.92	0.87	0.87	3.43	111,647	297
12-31-22	10.85	0.40	•	(1.79)	(1.39)	0.36	—	0.05	0.41	—	9.05	(13.03)	0.88	0.83	0.83	4.06	133,729	231
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
VY® BrandywineGLOBAL- Bond Portfolio
06-30-25+	9.24	0.20	••	0.11	0.31	—	—	—	—	—	9.55	3.36	0.58	0.58	0.58	4.42	233,892	91
12-31-24	9.59	0.39	•	(0.32)	0.07	0.42	—	—	0.42	—	9.24	0.81	0.58	0.58	0.58	4.14	213,836	127
12-31-23	9.29	0.38	•	0.13	0.51	0.21	—	—	0.21	—	9.59	5.53	0.55	0.55	0.55	4.01	228,471	126
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: Voya Inflation Protected Bond Plus Portfolio (“Inflation Protected Bond Plus”), a diversified series of Voya Investors Trust. Prior to December 6, 2024, Voya Inflation Protected Bond Plus Portfolio was known as VY® BlackRock Inflation Protected Bond Portfolio.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” Inflation Protected Bond Plus and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for Inflation Protected Bond Plus are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For Inflation Protected Bond Plus, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2025, the maximum amount of loss that Inflation Protected Bond Plus would incur if the counterparties to its derivative transactions failed to perform would be $605,549 which represents the gross payments to be received by the Portfolio on OTC total return swaps were they to be unwound as of June 30, 2025. At June 30, 2025, Inflation Protected Bond Plus did not receive any cash collateral for its open OTC derivative transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2025, Inflation Protected Bond Plus had a liability position of $67,471 on OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2025, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2025, Inflation Protected Bond Plus did not pledge any cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the period ended June 30, 2025, Inflation Protected Bond Plus had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the period ended June 30, 2025, Inflation Protected Bond Plus had average contract amounts of $479,453 and $497,860 on forward foreign currency contracts purchased and sold, respectively. At June 30, 2025, there were no open forward foreign currency contracts for Inflation Protected Bond Plus.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the

Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2025, Inflation Protected Bond Plus and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the period ended June 30, 2025, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Inflation Protected Bond Plus	$10,996,510	$22,993,263
Bond Portfolio	77,614,643	—

Please refer to the tables within Portfolio of Investments for open futures contracts for Inflation Protected Bond Plus and Bond Portfolio at June 30, 2025.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2025, Inflation Protected Bond Plus had written interest rate swap options (“swaptions”) to generate income. Inflation Protected Bond Plus had an average notional value of $1,963,000 on written interest rate swaptions. There were no open written interest rate swaptions at June 30, 2025.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy,

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2025, Inflation Protected Bond Plus sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $4,030,000 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

There were no open credit default swaps to sell protection at June 30, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. For the period ended June 30, 2025, there were no interest rate swaps entered into by Inflation Protected Bond Plus.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2025, Inflation Protected Bond Plus had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $92,666,667.

Inflation Protected Bond Plus used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Inflation Protected Bond Plus for open inflation-linked swaps at June 30, 2025.

At June 30, 2025, Inflation Protected Bond Plus pledged $2,350,000 in cash collateral for open centrally cleared swaps.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2025, Inflation Protected Bond Plus had an average notional amount of $74,833,333 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total returns swaps at June 30, 2025.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments held by Inflation Protected Bond Plus at June 30, 2025.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
Inflation Protected Bond Plus	$90,203,842	$21,042,670
Bond Portfolio	12,830,924	5,085,068

U.S. government securities not included above were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$13,408,739	$54,431,760
Bond Portfolio	184,238,738	176,721,989

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Inflation Protected	0.55% on the first $200 million;
Bond Plus	0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

Effective December 6, 2024, the management fee waiver of 0.05% for Inflation Protected Bond Plus was eliminated in connection with a sub-adviser change. Prior to December 6, 2024, the Investment Adviser was contractually obligated to waive 0.05% of the management fee. Any fees waived or reimbursed were not eligible for recoupment. Termination of this obligation required approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Inflation Protected Bond Plus	Voya Investment Management Co. LLC*
Bond Portfolio	Brandywine Global Investment Management, LLC

Prior to December 6, 2024, the sub-adviser for Inflation Protected Bond Plus was BlackRock Financial Management, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of Inflation Protected Bond Plus. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of Inflation Protected Bond Plus have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Inflation Protected
	Bond Plus	16.75%
Voya Solution 2025 Portfolio	Bond Portfolio	13.55
Voya Solution 2035 Portfolio	Bond Portfolio	9.93
Voya Solution Income Portfolio	Bond Portfolio	5.69
Voya Solution Moderately Aggressive Portfolio	Bond Portfolio	5.79

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets”

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Inflation Protected Bond Plus	$27,241

During the period ended June 30, 2025, Inflation Protected Bond Plus incurred $78,400 of Information statement costs associated with a sub-adviser change. The Investment Adviser reimbursed Inflation Protected Bond Plus for these costs.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
Inflation Protected Bond Plus	Class ADV: 1.19%
Class I: 0.59%
Class S: 0.84%
Bond Portfolio	0.58%

Prior to December 6, 2024, the expense limits for Inflation Protected Bond Plus were 1.23%, 0.63% and 0.88% for Class ADV, Class I and Class S, respectively.

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2026	2027	2028	Total
Inflation Protected Bond Plus	$—	$—	$193,801	$193,801
Bond Portfolio	—	—	2,266	2,266

The amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Inflation Protected Bond Plus
Class ADV	$—	$91	$4,635	$4,726
Class I	—	27	8,952	8,979
Class S	—	221	11,327	11,548

The Expense Limitation Agreements are contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2025:

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Inflation Protected Bond Plus	1	$1,223,000	5.33%
Bond Portfolio	1	1,738,000	5.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Inflation Protected Bond Plus
Class ADV
6/30/2025	168,052	—	73,038	(345,209)	—	(104,119)	1,476,065	—	646,883	(3,033,653)	—	(910,705)
12/31/2024	103,013	—	138,123	(947,529)	—	(706,393)	903,830	—	1,206,252	(8,321,044)	—	(6,210,962)
Class I
6/30/2025	1,464,518	—	188,623	(711,466)	—	941,675	13,545,932	—	1,744,824	(6,531,934)	—	8,758,822
12/31/2024	1,800,866	—	296,958	(1,499,236)	—	598,588	16,538,164	—	2,708,682	(13,769,399)	—	5,477,447
Class S
6/30/2025	706,627	—	220,281	(1,688,293)	—	(761,385)	6,389,398	—	2,020,415	(15,342,057)	—	(6,932,244)
12/31/2024	1,400,799	—	415,542	(3,029,668)	—	(1,213,327)	12,932,560	—	3,758,175	(27,744,081)	—	(11,053,346)
Bond Portfolio
6/30/2025	4,470,907	—	—	(3,126,377)	—	1,344,530	42,110,272	—	—	(29,329,557)	—	12,780,715
12/31/2024	6,740,911	—	1,032,272	(8,438,963)	—	(665,780)	63,361,253	—	9,403,998	(78,707,288)	—	(5,942,037)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following table represents a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Inflation Protected Bond Plus

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$8,103	$(8,103)	$—
Truist Securities INC	102,083	(102,083)	—
Total	$110,186	$(110,186)	$—

(1)	Cash collateral with a fair value of $113,199 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
	Ordinary Income	Ordinary Income
Inflation Protected Bond Plus	$7,673,109	$7,891,731
Bond Portfolio	9,403,998	5,046,842

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
Inflation Protected Bond Plus	$—	$(11,503,259)	$(11,598,355)	Short-term	$(91,006,782)
			(67,905,168)	Long-term
			$(79,503,523)
Bond Portfolio	9,049,543	(4,328,172)	(27,816,393)	Short-term	(32,797,115)
			(9,702,093)	Long-term
			$(37,518,486)

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Inflation Protected Bond Plus).

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — SEGMENT REPORTING (continued)

Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the Portfolios declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Inflation Protected Bond Plus
Class ADV	$0.0308	July 31, 2025	July 30, 2025
Class I	$0.0353	July 31, 2025	July 30, 2025
Class S	$0.0334	July 31, 2025	July 30, 2025

Bond Portfolio
	$0.3704	July 15, 2025	July 14, 2025

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

21

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.1%
	Basic Materials: 0.6%
400,000	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	$399,928	0.2
65,000 (1)	Glencore Funding LLC, 3.875%, 10/27/2027	64,167	0.0
271,000 (1)	Glencore Funding LLC, 5.371%, 04/04/2029	277,951	0.2
43,000 (1)	Glencore Funding LLC, 6.125%, 10/06/2028	45,019	0.0
63,000 (1)	Glencore Funding LLC, 6.375%, 10/06/2030	67,651	0.0
400,000 (1)	NOVA Chemicals Corp., 5.250%, 06/01/2027	398,168	0.2
		1,252,884	0.6

	Communications: 2.3%
25,000	Amazon.com, Inc., 2.500%, 06/03/2050	15,040	0.0
220,000	Amazon.com, Inc., 4.100%, 04/13/2062	172,662	0.1
90,000	AT&T, Inc., 3.500%, 09/15/2053	60,965	0.0
345,000	AT&T, Inc., 3.650%, 09/15/2059	231,648	0.1
4,000	AT&T, Inc., 3.800%, 12/01/2057	2,801	0.0
57,000	AT&T, Inc., 3.850%, 06/01/2060	39,890	0.0
175,000	AT&T, Inc., 4.500%, 03/09/2048	145,778	0.1
198,000	AT&T, Inc., 5.700%, 03/01/2057	191,148	0.1
43,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	27,573	0.0
129,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	88,608	0.1
76,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	49,007	0.0
137,000	Comcast Corp., 2.937%, 11/01/2056	80,511	0.0
153,000	Comcast Corp., 2.987%, 11/01/2063	86,108	0.1
55,000	Comcast Corp., 5.650%, 06/01/2054	53,484	0.0
400,000 (1)	Match Group Holdings II LLC, 5.000%, 12/15/2027	398,094	0.2
160,000	Meta Platforms, Inc., 5.550%, 08/15/2064	156,493	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
231,000	Meta Platforms, Inc., 5.750%, 05/15/2063	$233,704	0.1
400,000 (1)	Nexstar Media, Inc., 5.625%, 07/15/2027	399,322	0.2
400,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 08/15/2027	398,251	0.2
16,000	Paramount Global, 4.950%, 05/19/2050	12,250	0.0
21,000	Paramount Global, 5.250%, 04/01/2044	16,729	0.0
82,000	Rogers Communications, Inc., 5.300%, 02/15/2034	82,118	0.1
400,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	396,856	0.2
258,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	255,424	0.1
206,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	208,807	0.1
279,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	281,007	0.1
45,000	Uber Technologies, Inc., 4.800%, 09/15/2034	44,230	0.0
15,000	Uber Technologies, Inc., 5.350%, 09/15/2054	14,001	0.0
75,000	Verizon Communications, Inc., 1.750%, 01/20/2031	64,646	0.0
98,000	Verizon Communications, Inc., 4.272%, 01/15/2036	90,639	0.1
214,000	Verizon Communications, Inc., 4.780%, 02/15/2035	208,578	0.1
270,000	Verizon Communications, Inc., 5.050%, 05/09/2033	273,886	0.1
28,000 (1)	Verizon Communications, Inc., 5.401%, 07/02/2037	28,182	0.0
		4,808,440	2.3

	Consumer, Cyclical: 1.1%
525,000	Lowe’s Cos., Inc., 1.700%, 09/15/2028	485,759	0.2
91,000	Lowe’s Cos., Inc., 1.700%, 10/15/2030	79,242	0.0
37,235 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	37,307	0.0
400,000	Newell Brands, Inc., 6.375%, 09/15/2027	406,621	0.2
154,000	NIKE, Inc., 3.375%, 03/27/2050	109,234	0.1

See Accompanying Notes to Financial Statements

22

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
80,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	$80,666	0.0
400,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	397,606	0.2
400,000 (1)	VOC Escrow Ltd., 5.000%, 02/15/2028	398,229	0.2
400,000 (1)	William Carter Co., 5.625%, 03/15/2027	397,845	0.2
		2,392,509	1.1

	Consumer, Non-cyclical: 3.6%
313,000	AbbVie, Inc., 4.500%, 05/14/2035	302,546	0.2
109,000	AbbVie, Inc., 5.050%, 03/15/2034	111,021	0.1
400,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	397,853	0.2
209,000	Altria Group, Inc., 3.700%, 02/04/2051	144,762	0.1
110,000	Altria Group, Inc., 4.800%, 02/14/2029	111,250	0.1
160,000	Altria Group, Inc., 6.200%, 11/01/2028	168,955	0.1
76,000	Altria Group, Inc., 6.875%, 11/01/2033	84,920	0.0
97,000	Amgen, Inc., 2.770%, 09/01/2053	57,572	0.0
82,000	Amgen, Inc., 4.200%, 02/22/2052	64,249	0.0
453,000	Amgen, Inc., 5.150%, 03/02/2028	462,997	0.2
154,000	Amgen, Inc., 5.750%, 03/02/2063	149,832	0.1
343,000	BAT Capital Corp., 3.984%, 09/25/2050	244,201	0.1
181,000	BAT Capital Corp., 4.540%, 08/15/2047	146,339	0.1
33,000	BAT Capital Corp., 4.758%, 09/06/2049	27,228	0.0
60,000	BAT Capital Corp., 5.650%, 03/16/2052	55,952	0.0
463,000	BAT International Finance PLC, 4.448%, 03/16/2028	463,847	0.2
84,000	Becton Dickinson & Co., 4.693%, 02/13/2028	84,844	0.0
150,000	BHSH System Obligated Group 19A, 3.487%, 07/15/2049	107,091	0.1
26,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	26,936	0.0
48,000	Coca-Cola Co., 5.400%, 05/13/2064	46,872	0.0
225,000	CommonSpirit Health, 2.782%, 10/01/2030	206,122	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
150,000	CommonSpirit Health, 3.817%, 10/01/2049	$109,654	0.1
212,000	CVS Health Corp., 5.000%, 01/30/2029	215,276	0.1
71,000	Elevance Health, Inc., 6.100%, 10/15/2052	72,419	0.0
10,000	Eli Lilly & Co., 5.200%, 08/14/2064	9,476	0.0
300,000	Franciscan Missionaries of Our Lady Health System, Inc. B, 3.914%, 07/01/2049	226,074	0.1
343,000	Gilead Sciences, Inc., 1.650%, 10/01/2030	299,945	0.1
20,000	Global Payments, Inc., 2.900%, 05/15/2030	18,395	0.0
59,000	Global Payments, Inc., 4.950%, 08/15/2027	59,710	0.0
97,000	HCA, Inc., 3.500%, 09/01/2030	91,756	0.1
625,000	HCA, Inc., 5.200%, 06/01/2028	638,678	0.3
139,000	HCA, Inc., 5.450%, 04/01/2031	143,373	0.1
146,000	Humana, Inc., 1.350%, 02/03/2027	139,709	0.1
19,000	Humana, Inc., 3.950%, 03/15/2027	18,938	0.0
400,000 (1)	IQVIA, Inc., 5.000%, 10/15/2026	399,856	0.2
150,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	97,286	0.1
40,000	Moody’s Corp., 4.250%, 02/01/2029	40,004	0.0
175,000	Mount Nittany Medical Center Obligated Group 2022, 3.799%, 11/15/2052	130,085	0.1
64,000	Pfizer, Inc., 2.700%, 05/28/2050	39,770	0.0
400,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 08/31/2027	387,786	0.2
5,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	4,937	0.0
157,000	Solventum Corp., 5.450%, 02/25/2027	159,627	0.1
64,000	Solventum Corp., 6.000%, 05/15/2064	63,500	0.0
400,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	399,620	0.2
38,000 (2)	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	38,910	0.0

See Accompanying Notes to Financial Statements

23

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
96,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	$81,844	0.0
65,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	58,066	0.0
84,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	78,462	0.0
77,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	74,959	0.0
		7,563,504	3.6

	Energy: 4.6%
400,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	399,761	0.2
82,000 (1)	APA Corp., 4.250%, 01/15/2030	78,536	0.0
6,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	6,040	0.0
288,000 (1)	Cameron LNG LLC, 3.402%, 01/15/2038	246,105	0.1
893,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	901,732	0.4
115,000	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	109,487	0.1
108,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	106,881	0.1
162,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	169,174	0.1
261,000	Cheniere Energy, Inc., 5.650%, 04/15/2034	267,437	0.1
20,000	Chevron Corp., 3.078%, 05/11/2050	13,483	0.0
64,000	Devon Energy Corp., 4.500%, 01/15/2030	63,374	0.0
24,000	Devon Energy Corp., 5.250%, 10/15/2027	24,055	0.0
1,143,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	1,047,561	0.5
615,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	606,126	0.3
1,397,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	1,336,767	0.6
152,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	140,842	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
20,000	Eastern Energy Gas Holdings LLC, 5.650%, 10/15/2054	$19,141	0.0
37,000	Energy Transfer L.P., 4.950%, 05/15/2028	37,532	0.0
101,000	Energy Transfer L.P., 5.000%, 05/15/2050	84,503	0.1
265,000	Energy Transfer L.P., 5.500%, 06/01/2027	269,851	0.1
124,000	Energy Transfer L.P., 6.050%, 09/01/2054	119,289	0.1
106,000	Energy Transfer L.P., 6.250%, 04/15/2049	104,673	0.1
194,000 (1)	EQT Corp., 3.625%, 05/15/2031	179,981	0.1
809,000	EQT Corp., 3.900%, 10/01/2027	798,518	0.4
235,000	EQT Corp., 5.700%, 04/01/2028	241,797	0.1
18,000	EQT Corp., 7.000%, 02/01/2030	19,522	0.0
156,000	Exxon Mobil Corp., 3.452%, 04/15/2051	110,704	0.1
7,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	4,827	0.0
154,000	Kinder Morgan, Inc., 5.000%, 02/01/2029	156,450	0.1
106,000 (1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	94,563	0.1
32,000	Northwest Pipeline LLC, 4.000%, 04/01/2027	31,807	0.0
35,000	ONEOK, Inc., 5.650%, 09/01/2034	35,462	0.0
908,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	903,407	0.4
73,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	73,462	0.0
60,000 (1)	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	60,402	0.0
35,000 (1)	South Bow USA Infrastructure Holdings LLC, 5.026%, 10/01/2029	35,124	0.0
24,000	Targa Resources Corp., 4.950%, 04/15/2052	20,046	0.0
209,000	Targa Resources Corp., 5.200%, 07/01/2027	211,897	0.1
33,000	Targa Resources Corp., 6.500%, 02/15/2053	33,907	0.0
29,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	27,043	0.0

See Accompanying Notes to Financial Statements

24

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
153,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	$151,855	0.1
222,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	222,187	0.1
34,000 (1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	33,355	0.0
24,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 03/15/2028	23,785	0.0
		9,622,451	4.6

	Financial: 7.9%
400,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	392,906	0.2
60,000 (3)	American Express Co., 5.043%, 07/26/2028	60,832	0.0
33,000	American Tower Corp., 2.300%, 09/15/2031	28,648	0.0
268,000	American Tower Corp., 3.550%, 07/15/2027	264,219	0.1
219,000	American Tower Corp., 3.800%, 08/15/2029	213,001	0.1
23,000	American Tower Corp., 4.050%, 03/15/2032	22,010	0.0
110,000	American Tower Corp., 5.200%, 02/15/2029	112,605	0.1
18,000	American Tower Corp., 5.800%, 11/15/2028	18,790	0.0
90,000 (3)	Associated Banc-Corp., 6.455%, 08/29/2030	92,526	0.1
29,000 (3)	Bank of America Corp., 2.972%, 07/21/2052	18,762	0.0
97,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	95,883	0.1
2,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	2,057	0.0
109,000 (3)	Bank of America Corp., MTN, 2.831%, 10/24/2051	68,306	0.0
185,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	165,714	0.1
29,000 (3)	Bank of America Corp., MTN, 4.083%, 03/20/2051	23,049	0.0
25,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	25,530	0.0
36,000 (3)	Citigroup, Inc., 2.520%, 11/03/2032	31,486	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
64,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	$56,716	0.0
120,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	117,643	0.1
145,000 (3)	Citigroup, Inc., 5.449%, 06/11/2035	148,167	0.1
181,000 (3)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	177,047	0.1
29,000	Crown Castle, Inc., 2.100%, 04/01/2031	24,896	0.0
112,000	Crown Castle, Inc., 2.250%, 01/15/2031	97,480	0.1
37,000	Crown Castle, Inc., 2.500%, 07/15/2031	32,306	0.0
91,000	Crown Castle, Inc., 3.650%, 09/01/2027	89,463	0.0
10,000	Equinix Europe 2 Financing Corp. LLC, 5.500%, 06/15/2034	10,246	0.0
221,000	Equinix, Inc., 2.000%, 05/15/2028	206,868	0.1
100,000	Equinix, Inc., 2.150%, 07/15/2030	89,030	0.0
36,000	Equinix, Inc., 2.500%, 05/15/2031	31,912	0.0
72,000	Equinix, Inc., 3.200%, 11/18/2029	68,349	0.0
160,000	Equinix, Inc., 3.900%, 04/15/2032	151,621	0.1
400,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	400,994	0.2
394,000	GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	347,072	0.2
459,000	GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	464,404	0.2
135,000 (2)	GLP Capital L.P. / GLP Financing II, Inc., 6.250%, 09/15/2054	131,892	0.1
338,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	327,359	0.2
450,000 (3)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	397,758	0.2
6,000 (3)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	4,299	0.0
29,000 (3)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	21,705	0.0
27,000 (3)	Goldman Sachs Group, Inc., 4.411%, 04/23/2039	24,357	0.0
65,000 (3)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	65,210	0.0

See Accompanying Notes to Financial Statements

25

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
443,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	$450,459	0.2
104,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	104,949	0.1
17,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	17,440	0.0
403,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	419,591	0.2
169,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	177,307	0.1
91,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	96,544	0.1
400,000 (1)	Iron Mountain, Inc., 4.875%, 09/15/2027	398,006	0.2
397,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	344,390	0.2
51,000 (3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	46,641	0.0
214,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	150,072	0.1
15,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	12,005	0.0
90,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	90,287	0.0
115,000 (3)	JPMorgan Chase & Co., 4.979%, 07/22/2028	116,499	0.1
769,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	783,214	0.4
171,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	174,187	0.1
164,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	167,430	0.1
69,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	71,660	0.0
150,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	157,650	0.1
294,000 (3)	JPMorgan Chase & Co., 6.087%, 10/23/2029	309,061	0.2
57,000	Marsh & McLennan Cos., Inc., 5.450%, 03/15/2054	55,025	0.0
32,000	Mastercard, Inc., 3.850%, 03/26/2050	25,288	0.0
714,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	637,432	0.3
687,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	698,818	0.3
70,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	71,480	0.0
266,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	273,612	0.1
175,000 (3)	Morgan Stanley, 5.587%, 01/18/2036	179,710	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
197,000 (3)	Morgan Stanley, 5.656%, 04/18/2030	$204,664	0.1
467,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	484,109	0.2
60,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	51,973	0.0
123,000 (3)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	113,448	0.1
55,000 (3)	Morgan Stanley, MTN, 1.794%, 02/13/2032	47,069	0.0
52,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	45,550	0.0
245,000 (3)	Morgan Stanley, MTN, 3.622%, 04/01/2031	235,003	0.1
693,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	706,706	0.3
66,000	National Retail Properties, Inc., 3.000%, 04/15/2052	40,627	0.0
10,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 01/15/2035	10,052	0.0
400,000 (1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026	390,376	0.2
400,000 (1)	Starwood Property Trust, Inc., 4.375%, 01/15/2027	396,547	0.2
1,212,000	VICI Properties L.P., 4.750%, 02/15/2028	1,219,155	0.6
65,000	VICI Properties L.P., 6.125%, 04/01/2054	63,972	0.0
206,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	202,918	0.1
194,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.875%, 02/15/2029	187,788	0.1
180,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	172,844	0.1
190,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	188,908	0.1
181,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	177,897	0.1
47,000	Visa, Inc., 2.000%, 08/15/2050	25,529	0.0
50,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	51,296	0.0
36,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	37,174	0.0
24,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	26,242	0.0
95,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	81,018	0.0

See Accompanying Notes to Financial Statements

26

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
45,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	$41,006	0.0
197,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	203,443	0.1
		16,557,189	7.9

	Industrial: 2.1%
652,000 (1)	BAE Systems Holdings, Inc., 3.850%, 12/15/2025	649,919	0.3
13,000	Berry Global, Inc., 5.500%, 04/15/2028	13,349	0.0
9,000	Boeing Co., 5.930%, 05/01/2060	8,563	0.0
42,000	Boeing Co., 6.858%, 05/01/2054	46,019	0.0
176,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	122,154	0.1
9,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	8,922	0.0
57,000	Caterpillar, Inc., 3.250%, 09/19/2049	39,926	0.0
20,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	20,422	0.0
87,000	CSX Corp., 4.900%, 03/15/2055	78,120	0.0
8,000	GATX Corp., 6.050%, 06/05/2054	8,016	0.0
28,000	Honeywell International, Inc., 5.350%, 03/01/2064	26,574	0.0
244,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	242,646	0.1
276,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	282,511	0.1
9,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	9,289	0.0
302,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	307,126	0.2
52,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	50,942	0.0
7,000	Lockheed Martin Corp., 4.450%, 05/15/2028	7,083	0.0
9,000	Norfolk Southern Corp., 3.050%, 05/15/2050	5,926	0.0
156,000	Norfolk Southern Corp., 3.155%, 05/15/2055	100,145	0.1
114,000	Northrop Grumman Corp., 4.700%, 03/15/2033	113,699	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
117,000	Northrop Grumman Corp., 5.200%, 06/01/2054	$109,129	0.1
400,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	400,489	0.2
21,000	Raytheon Technologies Corp., 2.820%, 09/01/2051	12,987	0.0
37,000	Raytheon Technologies Corp., 3.125%, 07/01/2050	24,554	0.0
32,000	RTX Corp., 5.400%, 05/01/2035	32,888	0.0
212,000	RTX Corp., 5.750%, 01/15/2029	222,134	0.1
361,000	RTX Corp., 6.100%, 03/15/2034	390,452	0.2
400,000 (1)	Standard Industries, Inc., 5.000%, 02/15/2027	399,375	0.2
400,000 (1)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	399,986	0.2
28,000	Union Pacific Corp., 2.950%, 03/10/2052	17,884	0.0
9,000	Union Pacific Corp., 3.500%, 02/14/2053	6,379	0.0
168,000	Union Pacific Corp., 4.500%, 01/20/2033	167,108	0.1
		4,324,716	2.1

	Technology: 1.2%
75,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	63,009	0.0
224,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	219,821	0.1
59,000 (1)	Broadcom, Inc., 3.137%, 11/15/2035	49,787	0.0
41,000	Broadcom, Inc., 4.150%, 11/15/2030	40,356	0.0
90,000	Broadcom, Inc., 5.050%, 07/12/2029	92,196	0.1
65,000	Broadcom, Inc., 5.150%, 11/15/2031	66,896	0.1
27,000	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	18,522	0.0
200,000 (1)	Foundry JV Holdco LLC, 6.150%, 01/25/2032	210,615	0.1
101,000 (1)	Gartner, Inc., 3.625%, 06/15/2029	96,102	0.1
576,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	570,413	0.3

See Accompanying Notes to Financial Statements

27

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
9,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	$9,228	0.0
105,000	Intel Corp., 3.100%, 02/15/2060	58,764	0.0
20,000	KLA Corp., 4.650%, 07/15/2032	20,139	0.0
67,000	KLA Corp., 5.250%, 07/15/2062	63,052	0.0
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	26,393	0.0
138,000	Oracle Corp., 3.850%, 07/15/2036	121,579	0.1
36,000	Oracle Corp., 3.850%, 04/01/2060	24,830	0.0
27,000	Oracle Corp., 4.100%, 03/25/2061	19,538	0.0
339,000	Oracle Corp., 4.375%, 05/15/2055	265,606	0.1
66,000	Oracle Corp., 5.500%, 09/27/2064	60,161	0.0
400,000 (1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	400,629	0.2
13,000	Texas Instruments, Inc., 4.100%, 08/16/2052	10,318	0.0
21,000	Texas Instruments, Inc., 5.050%, 05/18/2063	19,275	0.0
5,000	Texas Instruments, Inc., 5.150%, 02/08/2054	4,717	0.0
		2,531,946	1.2

	Utilities: 2.7%
17,000	AEP Texas, Inc., 3.450%, 05/15/2051	11,458	0.0
82,000	AEP Texas, Inc., 5.250%, 05/15/2052	74,133	0.0
59,000	AEP Texas, Inc., 5.700%, 05/15/2034	60,319	0.0
97,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	98,299	0.1
49,000	AEP Transmission Co. LLC, 5.400%, 03/15/2053	47,272	0.0
318,000	AEP Transmission Co. LLC N, 2.750%, 08/15/2051	195,158	0.1
48,000	Alabama Power Co., 3.000%, 03/15/2052	31,094	0.0
146,000	Alabama Power Co., 3.125%, 07/15/2051	97,776	0.1
136,000	Baltimore Gas and Electric Co., 4.550%, 06/01/2052	114,352	0.1
7,000	Baltimore Gas and Electric Co., 5.650%, 06/01/2054	6,948	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
13,000	CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	$11,325	0.0
73,000	CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	74,794	0.1
20,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	21,635	0.0
64,000	Duke Energy Carolinas LLC, 2.450%, 02/01/2030	59,164	0.0
45,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	30,448	0.0
71,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	50,353	0.0
36,000	Duke Energy Carolinas LLC, 3.550%, 03/15/2052	25,990	0.0
117,000	Duke Energy Carolinas LLC, 4.950%, 01/15/2033	119,106	0.1
62,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	59,573	0.0
31,000	Duke Energy Carolinas LLC, 5.400%, 01/15/2054	29,850	0.0
44,000	Duke Energy Corp., 3.950%, 08/15/2047	33,132	0.0
40,000	Duke Energy Corp., 5.000%, 08/15/2052	35,121	0.0
164,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	144,742	0.1
14,000	Duke Energy Florida LLC, 3.400%, 10/01/2046	10,075	0.0
188,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	186,478	0.1
82,000	Duke Energy Florida LLC, 6.200%, 11/15/2053	87,389	0.1
38,000	Duke Energy Ohio, Inc., 3.650%, 02/01/2029	37,288	0.0
9,000	Duke Energy Ohio, Inc., 5.550%, 03/15/2054	8,805	0.0
191,000	Duke Energy Progress LLC, 2.900%, 08/15/2051	118,890	0.1
60,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	61,980	0.0
90,000	Duke Energy Progress LLC, 5.350%, 03/15/2053	85,708	0.1

See Accompanying Notes to Financial Statements

28

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
605,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	$598,408	0.3
232,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	157,427	0.1
290,000 (1)	FirstEnergy Transmission LLC, 4.550%, 04/01/2049	246,167	0.1
50,000	FirstEnergy Transmission LLC, 5.000%, 01/15/2035	49,499	0.0
224,000	Florida Power & Light Co., 2.875%, 12/04/2051	141,415	0.1
35,000	Florida Power & Light Co., 3.150%, 10/01/2049	23,677	0.0
30,000	Florida Power & Light Co., 3.950%, 03/01/2048	23,988	0.0
37,000	Georgia Power Co., 4.950%, 05/17/2033	37,303	0.0
154,000	Georgia Power Co., 5.250%, 03/15/2034	157,141	0.1
10,000	Interstate Power and Light Co., 5.450%, 09/30/2054	9,631	0.0
71,555	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/01/2054	68,065	0.0
138,000	MidAmerican Energy Co., 5.300%, 02/01/2055	131,466	0.1
15,000	MidAmerican Energy Co., 5.850%, 09/15/2054	15,457	0.0
75,000	NiSource, Inc., 1.700%, 02/15/2031	64,257	0.0
65,000	NiSource, Inc., 5.200%, 07/01/2029	66,757	0.0
48,000	Northern States Power Co., 5.400%, 03/15/2054	46,375	0.0
68,000 (1)	NRG Energy, Inc., 4.450%, 06/15/2029	66,931	0.0
81,000 (1)	NRG Energy, Inc., 7.000%, 03/15/2033	88,986	0.1
63,000	Ohio Power Co., 5.000%, 06/01/2033	62,756	0.0
66,000	Ohio Power Co., 5.650%, 06/01/2034	67,918	0.0
63,000	Ohio Power Co. R, 2.900%, 10/01/2051	38,526	0.0
32,000	ONE Gas, Inc., 2.000%, 05/15/2030	28,691	0.0
100,000	Pacific Gas and Electric Co., 3.950%, 12/01/2047	70,643	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
192,000	PECO Energy Co., 2.850%, 09/15/2051	$121,101	0.1
9,000	PECO Energy Co., 4.375%, 08/15/2052	7,467	0.0
20,000	PECO Energy Co., 5.250%, 09/15/2054	18,982	0.0
65,000	Piedmont Natural Gas Co., Inc., 3.500%, 06/01/2029	63,046	0.0
21,000	PPL Capital Funding, Inc., 5.250%, 09/01/2034	21,183	0.0
63,000	Public Service Electric and Gas Co., MTN, 2.050%, 08/01/2050	33,537	0.0
15,000	Public Service Electric and Gas Co., MTN, 5.450%, 03/01/2054	14,706	0.0
63,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	42,432	0.0
24,000	Southern California Edison Co., 5.750%, 04/15/2054	21,528	0.0
87,000	Southern California Edison Co., 5.875%, 12/01/2053	79,523	0.1
170,000 (2)	Southern Co., 4.850%, 03/15/2035	166,309	0.1
8,000	Spire Missouri, Inc., 4.800%, 02/15/2033	7,995	0.0
35,000	Virginia Electric and Power Co., 5.550%, 08/15/2054	33,928	0.0
400,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	400,524	0.2
385,000 (1)	Vistra Operations Co. LLC, 6.000%, 04/15/2034	400,144	0.2
25,000 (2)	Wisconsin Electric Power Co., 5.050%, 10/01/2054	22,613	0.0
		5,745,157	2.7

	Total Corporate Bonds/ Notes (Cost $54,869,357)	54,798,796	26.1

U.S. TREASURY OBLIGATIONS: 25.0%
	United States Treasury Bonds: 0.1%
130,600	4.625%, 02/15/2055	127,172	0.1

	United States Treasury Inflation Indexed Bonds: 7.1%
1,002,978	0.125%, 02/15/2051	546,895	0.3
1,117,809	0.125%, 02/15/2052	597,459	0.3
985,738	0.250%, 02/15/2050	573,154	0.3
1,004,616	0.625%, 02/15/2043	747,335	0.4
1,291,492	0.750%, 02/15/2042	1,003,751	0.5
1,484,896	0.750%, 02/15/2045	1,085,065	0.5

See Accompanying Notes to Financial Statements

29

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Inflation Indexed Bonds (continued)
1,003,350	0.875%, 02/15/2047	$727,623	0.3
744,634	1.000%, 02/15/2046	564,730	0.3
656,949	1.000%, 02/15/2048	483,626	0.2
2,913,009	1.000%, 02/15/2049	2,115,620	1.0
700,613	1.375%, 02/15/2044	588,780	0.3
1,099,155	1.500%, 02/15/2053	871,407	0.4
543,662	2.125%, 02/15/2040	537,068	0.2
776,386	2.125%, 02/15/2041	760,489	0.4
560,259	2.125%, 02/15/2054	513,165	0.2
700,761	2.500%, 01/15/2029	729,289	0.3
417,486	3.375%, 04/15/2032	464,903	0.2
769,559	3.625%, 04/15/2028	818,464	0.4
1,129,855	3.875%, 04/15/2029	1,233,780	0.6
		14,962,603	7.1
	United States Treasury Inflation Indexed Notes: 17.4%
2,317,894	0.125%, 01/15/2030	2,188,128	1.0
2,496,124	0.125%, 07/15/2030	2,345,586	1.1
7,430,950	0.125%, 01/15/2031	6,887,500	3.3
2,722,948	0.125%, 07/15/2031	2,506,743	1.2
2,938,283	0.125%, 01/15/2032	2,664,287	1.3
3,097,001	0.625%, 07/15/2032	2,890,032	1.4
116,296	0.750%, 07/15/2028	114,901	0.0
241,387	0.875%, 01/15/2029	237,694	0.1
3,010,047	1.125%, 01/15/2033	2,877,653	1.4
367,908	1.250%, 04/15/2028	367,288	0.2
3,002,419	1.375%, 07/15/2033	2,917,142	1.4
1,576,162	1.625%, 10/15/2029	1,596,002	0.8
3,163,182	1.750%, 01/15/2034	3,137,222	1.5
4,810,157	1.875%, 07/15/2034	4,816,637	2.3
907,498	2.125%, 04/15/2029	932,129	0.4
		36,478,944	17.4
	United States Treasury Notes: 0.4%
129,800	3.875%, 06/15/2028	130,494	0.1
85,800	3.875%, 06/30/2030	86,132	0.0
131,200	4.000%, 06/30/2032	131,313	0.1
427,900	4.250%, 05/15/2035	428,602	0.2
		776,541	0.4
	Total U.S. Treasury Obligations (Cost $54,044,578)	52,345,260	25.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.5%
241,223 (1)(3)	AREIT Ltd. 2024-CRE9 A, 5.998%, (TSFR1M + 1.686%), 05/17/2041	242,009	0.1
1,500,000 (1)(3)	AREIT Ltd. 2025- CRE10 A, 5.702%, (TSFR1M + 1.388%), 12/17/2029	1,497,870	0.7
90,000 (1)(3)	BAMLL Trust 2024- BHP A, 6.662%, (TSFR1M + 2.350%), 08/15/2039	90,630	0.0
1,500,000 (1)(3)	BAMLL Trust 2025- ASHF A, 6.162%, (TSFR1M + 1.850%), 02/15/2042	1,502,875	0.7
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
366,000	BANK 2019-BN23 A3, 2.920%, 12/15/2052	$340,939	0.2
280,000 (3)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	272,751	0.1
300,000	Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	283,673	0.1
280,000	Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	248,841	0.1
1,000,000 (1)(3)	BAY Mortgage Trust 2025-LIVN A, 6.112%, (TSFR1M + 1.800%), 05/15/2035	1,002,708	0.5
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 B, 6.002%, 12/15/2057	1,025,816	0.5
1,000,000 (3)	Benchmark Mortgage Trust 2025-V14 B, 6.603%, 04/15/2057	1,049,911	0.5
968,828 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT C, 5.526%, (TSFR1M + 1.214%), 09/15/2036	964,738	0.5
101,926 (1)(3)	BX Commercial Mortgage Trust 2024- AIRC A, 6.003%, (TSFR1M + 1.691%), 08/15/2039	102,458	0.0
700,774 (1)(3)	BX Commercial Mortgage Trust 2024- KING A, 5.853%, (TSFR1M + 1.541%), 05/15/2034	701,718	0.3
174,896 (1)(3)	BX Commercial Mortgage Trust 2024- MDHS A, 5.953%, (TSFR1M + 1.641%), 05/15/2041	175,360	0.1
1,000,000 (1)(3)	BX Commercial Mortgage Trust 2024- SLCT A, 5.635%, (TSFR1M + 1.323%), 01/15/2042	996,153	0.5
1,500,000 (1)(3)	BX Trust 2025-DIME A, 5.462%, (TSFR1M + 1.150%), 02/15/2035	1,496,842	0.7
600,000 (1)(3)	BX Trust 2025-GW A, 5.900%, (TSFR1M + 1.600%), 07/15/2042	602,521	0.3
1,000,000 (1)(3)	BX Trust 2025-LUNR A, 5.812%, (TSFR1M + 1.500%), 06/15/2040	1,002,816	0.5
1,000,000 (1)(3)	BX Trust 2025-ROIC B, 5.705%, (TSFR1M + 1.393%), 03/15/2030	994,091	0.5

See Accompanying Notes to Financial Statements

 30

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,250,000 (1)(3)	BX Trust 2025-VLT6 B, 6.204%, (TSFR1M + 1.893%), 03/15/2042	$1,251,023	0.6
500,000	CD Mortgage Trust 2017-CD6 A5, 3.456%, 11/13/2050	486,385	0.2
30,000 (1)(3)	CONE Trust 2024-DFW1 A, 5.953%, (TSFR1M + 1.642%), 08/15/2041	29,935	0.0
64,233	CSAIL Commercial Mortgage Trust 2015-C3 A4, 3.718%, 08/15/2048	63,983	0.0
1,450,000 (1)	ELM Trust 2024-ELM A15, 5.994%, 06/10/2039	1,462,096	0.7
549,361 (1)(3)	ELP Commercial Mortgage Trust 2021- ELP A, 5.127%, (TSFR1M + 0.815%), 11/15/2038	548,842	0.3
1,500,000 (1)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.703%, (TSFR1M + 1.385%), 08/19/2042	1,497,205	0.7
100,000 (1)(3)	GWT 2024-WLF2 A, 6.003%, (TSFR1M + 1.691%), 05/15/2041	100,394	0.0
1,000,000 (1)(3)	Hawaii Hotel Trust 2025-MAUI A, 5.705%, (TSFR1M + 1.393%), 03/15/2042	1,001,940	0.5
1,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY C, 6.562%, (TSFR1M + 2.250%), 03/15/2042	998,553	0.5
801,718 (1)	Key Commercial Mortgage Securities Trust 2018-S1 A3, 4.498%, 10/15/2053	792,606	0.4
1,200,000 (1)(3)	KRE Commercial Mortgage Trust 2025- AIP4 B, 5.912%, (TSFR1M + 1.600%), 03/15/2042	1,201,996	0.6
140,000 (1)(3)	LBA Trust 2024-BOLT A, 5.903%, (TSFR1M + 1.591%), 06/15/2039	140,284	0.1
1,500,000 (1)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.699%, (TSFR1M + 1.385%), 08/17/2042	1,496,659	0.7
730,506 (1)(3)	LoanCore Issuer Ltd. 2021-CRE5 A, 5.726%, (TSFR1M + 1.414%), 07/15/2036	730,297	0.3
1,500,000 (1)(3)	MF1 LLC 2025-FL17 A, 5.635%, (TSFR1M + 1.320%), 02/18/2040	1,498,074	0.7
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
716,702 (1)(3)	MF1 Ltd. 2021-FL7 A, 5.509%, (TSFR1M + 1.194%), 10/16/2036	$715,939	0.3
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 B, 6.513%, 03/15/2058	1,042,827	0.5
215,000 (1)(3)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.717%, (TSFR1M + 1.397%), 03/15/2039	214,991	0.1
800,000 (1)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	794,223	0.4
1,500,000 (1)(3)	PRM5 Trust 2025-PRM5 A, 4.620%, 03/10/2033	1,494,870	0.7
1,000,000 (1)(3)	SCG Commercial Mortgage Trust 2025- DLFN B, 5.812%, (TSFR1M + 1.500%), 03/15/2035	994,248	0.5
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.753%, (TSFR1M + 2.441%), 04/15/2042	1,004,193	0.5
750,000 (1)(3)	SREIT Trust 2021- MFP2 B, 5.598%, (TSFR1M + 1.286%), 11/15/2036	749,860	0.4
1,500,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.755%, (TSFR1M + 1.443%), 02/15/2042	1,491,380	0.7
650,000	UBS Commercial Mortgage Trust 2017- C4 A4, 3.563%, 10/15/2050	632,945	0.3
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	679,453	0.3
1,000,000	Wells Fargo Commercial Mortgage Trust 2025-5C4 A3, 5.673%, 05/15/2058	1,042,921	0.5
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 6.653%, (TSFR1M + 2.341%), 04/15/2038	1,000,310	0.5
1,200,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.675%, 03/15/2038	1,208,771	0.6

	Total Commercial Mortgage-Backed Securities (Cost $40,946,498)	40,961,923	19.5

See Accompanying Notes to Financial Statements

 31

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 14.1%
	Automobile Asset-Backed Securities: 1.7%
300,000	CarMax Select Receivables Trust 2025-A B, 5.010%, 09/16/2030	$303,183	0.1
550,000	Exeter Automobile Receivables Trust 2025-1A B, 4.910%, 08/15/2029	553,709	0.3
1,000,000	Exeter Select Automobile Receivables Trust 2025-1 A3, 4.690%, 04/15/2030	1,004,798	0.5
500,000 (1)	GLS Auto Receivables Issuer Trust 2025-1A C, 5.070%, 11/15/2030	504,717	0.2
600,000	Santander Drive Auto Receivables Trust 2025-1 A3, 4.740%, 01/16/2029	602,533	0.3
300,000	Santander Drive Auto Receivables Trust 2025-2 B, 4.870%, 05/15/2031	303,452	0.2
200,000	World Omni Auto Receivables Trust 2025-A B, 5.080%, 11/15/2030	204,368	0.1
		3,476,760	1.7

	Other Asset-Backed Securities: 10.4%
1,000,000 (1)(3)	AB BSL CLO 3 Ltd. 2021-3A C2R, 6.269%, (TSFR3M + 2.000%), 04/20/2038	1,002,379	0.5
570,000 (1)(3)	AMMC CLO 27 Ltd. 2022-27A A1R, 5.349%, (TSFR3M + 1.080%), 01/20/2037	567,881	0.3
500,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A C, 6.188%, (TSFR3M + 1.900%), 02/20/2038	501,955	0.2
550,000 (1)(4)	Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	546,865	0.3
1,473,395 (1)	Aqua Finance Issuer Trust 2025-A A, 5.250%, 12/19/2050	1,483,763	0.7
700,000 (1)(3)	CBAMR LLC 2021-15A BR, 5.874%, (TSFR3M + 1.570%), 01/20/2038	702,455	0.3
500,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 6.130%, (TSFR3M + 1.850%), 01/17/2038	500,616	0.2
1,592,643 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,462,179	0.7
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
700,000 (1)(3)	Dryden 95 CLO Ltd. 2021-95A CR, 6.322%, (TSFR3M + 2.000%), 08/20/2034	$701,459	0.3
1,000,000 (1)(3)	Elevation Clo Ltd. 2021-13A C1R, 6.256%, (TSFR3M + 2.000%), 07/15/2034	989,025	0.5
1,000,000 (1)(3)	Fort Greene Park CLO LLC 2025-2A CR, 5.922%, (TSFR3M + 1.650%), 04/22/2034	995,756	0.5
900,000 (1)(3)	HPS Loan Management Ltd. 2025-25A A, 5.619%, (TSFR3M + 1.430%), 07/26/2038	901,958	0.4
573,161 (1)	JGWPT XXIX LLC 2013-2A A, 4.210%, 03/15/2062	537,274	0.3
350,000 (1)(3)	LCM 36 Ltd. 36A A1R, 5.326%, (TSFR3M + 1.070%), 01/15/2034	348,250	0.2
360,080 (1)	Mosaic Solar Loan Trust 2025-1A A, 6.120%, 08/22/2050	357,733	0.2
1,000,000 (1)(3)	Ocean Trails Clo XI 2021-11A C1R, 6.119%, (TSFR3M + 1.850%), 07/20/2034	987,638	0.5
1,500,000 (1)(3)	Octagon 75 Ltd. 2025-1A A1, 5.485%, (TSFR3M + 1.200%), 01/22/2038	1,502,817	0.7
199,983 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	201,143	0.1
1,500,000 (1)	Pagaya AI Debt Grantor Trust 2025-3 A2, 5.365%, 12/15/2032	1,502,655	0.7
1,550,000 (1)	Pagaya AI Debt Trust 2025-4 B, 5.688%, 01/17/2033	1,555,732	0.7
1,050,000 (1)(3)	PPM CLO 8 Ltd. 2025-8A A1, 5.581%, (TSFR3M + 1.270%), 04/20/2038	1,050,405	0.5
525,000 (1)	Progress Residential Trust 2022-SFR7 D, 5.500%, 10/27/2039	523,435	0.2
179,319 (1)	Reach ABS Trust 2025-1A A, 4.960%, 08/16/2032	179,362	0.1
500,000 (1)	SoFi Consumer Loan Program Trust 2025-1 C, 5.420%, 02/27/2034	507,451	0.2
571,000 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	559,266	0.3

See Accompanying Notes to Financial Statements

 32

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
449,511 (1)	Sunrun Bacchus Issuer LLC 2025-1A A2A, 6.410%, 04/30/2060	$446,490	0.2
276,000 (1)	Textainer Marine Containers VII Ltd. 2024-1A A, 5.250%, 08/20/2049	276,815	0.1
1,050,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA A2R3, 5.556%, (TSFR3M + 1.300%), 10/15/2034	1,040,340	0.5
		21,933,097	10.4

	Student Loan Asset-Backed Securities: 2.0%
97,231 (1)	College Ave Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	87,801	0.1
149,529 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	139,798	0.1
70,953 (1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	69,414	0.0
238,202 (1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	222,576	0.1
700,000 (1)	SMB Private Education Loan Trust 2023-A B, 5.880%, 01/15/2053	717,007	0.3
252,802 (1)	SMB Private Education Loan Trust 2023-B A1A, 4.990%, 10/16/2056	254,219	0.1
1,628,989 (1)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	1,649,566	0.8
1,199,005 (1)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	1,045,305	0.5
		4,185,686	2.0
	Total Asset-Backed Securities (Cost $29,506,036)	29,595,543	14.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.6%
224,959 (1)(3)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	223,771	0.1
223,635 (1)(3)	CSMC Trust 2022-NQM4 A1A, 4.819%, 06/25/2067	224,403	0.1
430,390 (1)(3)	CSMC Trust 2022-NQM5 A1, 5.169%, 05/25/2067	429,103	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
286,635 (1)(3)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	$238,386	0.1
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 6.256%, (SOFR30A + 1.950%), 03/25/2044	504,846	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.955%, (SOFR30A + 1.650%), 05/25/2044	503,293	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.256%, (SOFR30A + 1.950%), 02/25/2045	1,001,133	0.5
5,416,748 (3)	Fannie Mae REMIC Trust 2024-103 FH, 5.555%, (SOFR30A + 1.250%), 01/25/2055	5,411,560	2.6
5,119,372 (3)	Fannie Mae REMIC Trust 2024-15 FD, 5.655%, (SOFR30A + 1.350%), 04/25/2054	5,133,063	2.5
822,506 (3)	Fannie Mae REMIC Trust 2024-88 DF, 5.555%, (SOFR30A + 1.250%), 12/25/2054	824,236	0.4
6,829,542 (3)	Freddie Mac REMIC Trust 5410 DF, 5.755%, (SOFR30A + 1.450%), 05/25/2054	6,858,128	3.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 8.655%, (SOFR30A + 4.350%), 04/25/2042	1,053,492	0.5
700,000 (1)(3)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.105%, (SOFR30A + 1.800%), 08/25/2044	702,914	0.3
500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2025- HQA1 M2, 5.955%, (SOFR30A + 1.650%), 02/25/2045	500,171	0.2
759,452 (1)(3)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	646,980	0.3
124,242 (1)(3)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	121,047	0.1
480,032 (1)(3)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	477,405	0.2
904,530 (1)(3)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	768,856	0.4

See Accompanying Notes to Financial Statements

 33

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
71,517 (1)(3)	PRKCM Trust 2022-AFC2 A1, 5.335%, 08/25/2057	$71,321	0.0
338,098 (1)(3)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	280,451	0.1
109,989 (1)(3)	SG Residential Mortgage Trust 2022-2 A1, 5.353%, 08/25/2062	109,849	0.1
298,091 (1)(3)	Verus Securitization Trust 2022-7 A1, 5.152%, 07/25/2067	300,286	0.2
78,885 (1)(3)	Verus Securitization Trust 2022-INV2 A1, 6.790%, 10/25/2067	78,910	0.0

	Total Collateralized Mortgage Obligations (Cost $26,543,420)	26,463,604	12.6

	Total Long-Term Investments (Cost $205,909,889)	204,165,126	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Commercial Paper: 0.6%
1,300,000	The Cigna Group, 4.640%, 07/01/2025	1,299,835	0.6

	Total Commercial Paper (Cost $1,300,000)	1,299,835	0.6

	Repurchase Agreements: 0.1%
113,199 (5)	Bank of America Securities Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $113,213, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $115,463, due 04/30/26-06/30/30)	113,199	0.1

	Total Repurchase Agreements (Cost $113,199)	113,199	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
209,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $209,000)	$209,000	0.1

	Total Short-Term Investments (Cost $1,622,199)	$1,622,034	0.8

	Total Investments in Securities (Cost $207,532,088)	$205,787,160	98.1

	Assets in Excess of Other Liabilities	4,035,524	1.9

	Net Assets	$209,822,684	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

 34

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$54,798,796	$—	$54,798,796
U.S. Treasury Obligations	—	52,345,260	—	52,345,260
Commercial Mortgage-Backed Securities	—	40,961,923	—	40,961,923
Asset-Backed Securities	—	29,048,678	546,865	29,595,543
Collateralized Mortgage Obligations	—	26,463,604	—	26,463,604
Short-Term Investments	209,000	1,413,034	—	1,622,034
Total Investments, at fair value	$209,000	$205,031,295	$546,865	$205,787,160
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps	—	441,635	—	441,635
Futures	4,146	—	—	4,146
OTC Total Return Swaps	—	605,549	—	605,549
Total Assets	$213,146	$206,078,479	$546,865	$206,838,490
Liabilities Table
Other Financial Instruments+
Futures	$(366,397)	$—	$—	$(366,397)
OTC Total Return Swaps	—	(67,471)	—	(67,471)
Total Liabilities	$(366,397)	$(67,471)	$—	$(433,868)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya VACS Series HYB Fund	$4,107,946	$35,301	$(4,171,301)	$28,054	$—	$48,241	$75	$—
Voya VACS Series SC Fund	4,716,000	44,520	(4,778,520)	18,000	—	53,107	4,599	—
	$8,823,946	$79,821	$(8,949,821)	$46,054	$—	$101,348	$4,674	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury Long Bond	1	09/19/25	$115,469	$4,146
			$115,469	$4,146
Short Contracts:
U.S. Treasury 2-Year Note	(20)	09/30/25	(4,160,469)	(15,827)
U.S. Treasury 5-Year Note	(64)	09/30/25	(6,976,000)	(77,123)
U.S. Treasury 10-Year Note	(5)	09/19/25	(560,625)	(10,049)
U.S. Treasury Ultra 10-Year Note	(34)	09/19/25	(3,885,031)	(86,133)

See Accompanying Notes to Financial Statements

 35

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond	(35)	09/19/25	$(4,169,375)	$(177,265)
			$(19,751,500)	$(366,397)

At June 30, 2025, the following centrally cleared inflation-linked swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.583%	At Termination Date	12/18/26	USD	(22,000,000)	$115,243	$115,243
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.555	At Termination Date	12/19/26	USD	(11,000,000)	61,845	61,845
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.767	At Termination Date	02/19/27	USD	(16,000,000)	8,853	8,853
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.508	At Termination Date	12/18/27	USD	(33,000,000)	166,252	166,252
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.490	At Termination Date	12/19/27	USD	(16,000,000)	89,442	89,442
								$441,635	$441,635

At June 30, 2025, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 25.6 basis points)	At Termination Date	BNP Paribas	07/29/25	USD	8,600,000	$(15,299)	$—	$(15,299)
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 20.95 basis points)	At Termination Date	BNP Paribas	09/18/25	USD	49,500,000	394,822	—	394,822
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 24 basis points)	At Termination Date	Goldman Sachs International	07/30/25	USD	16,500,000	(52,172)	—	(52,172)
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 21 basis points)	At Termination Date	Goldman Sachs International	08/15/25	USD	16,500,000	194,570	—	194,570
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 21 basis points)	At Termination Date	Goldman Sachs International	08/29/25	USD	1,400,000	16,157	—	16,157
									$538,078	$—	$538,078

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations:

USD — United States Dollar

See Accompanying Notes to Financial Statements

 36

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$4,146
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	441,635
Interest rate contracts	Unrealized appreciation on OTC swap agreements	605,549
Total Asset Derivatives		$1,051,330
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$366,397
Interest rate contracts	Unrealized depreciation on OTC swap agreements	67,471
Total Liability Derivatives		$433,868

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency			Written
Derivatives not accounted for as hedging instruments	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$56,274	$—	$56,274
Foreign exchange contracts	18,407	—	—	—	18,407
Interest rate contracts	—	754,680	575,185	11,876	1,341,741
Total	$18,407	$754,680	$631,459	$11,876	$1,416,422

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(18,407)	$—	$—	$(18,407)
Interest rate contracts	—	(1,246,681)	1,551,414	304,733
Total	$(18,407)	$(1,246,681)	$1,551,414	$286,326

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	BNP Paribas	Goldman Sachs International	Total
Assets:
OTC total return swaps	$394,822	$210,727	$605,549
Total Assets	$394,822	$210,727	$605,549
Liabilities:
OTC total return swaps	$15,299	$52,172	$67,471
Total Liabilities	$15,299	$52,172	$67,471
Net OTC derivative instruments by counterparty, at fair value	$379,523	$158,555	$538,078
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$379,523	$158,555	$538,078

See Accompanying Notes to Financial Statements

 37

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $212,196,242.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,732,389
Gross Unrealized Depreciation	(7,524,009)
Net Unrealized Depreciation	$(5,791,620)

See Accompanying Notes to Financial Statements

 38

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.1%
	Federal Home Loan Banks: 4.5%
10,590,000	3.625%, 09/04/2026	$10,548,196	4.5
	Government National Mortgage Association: 30.1%
4,595,976	6.000%, 10/20/2053	4,690,857	2.0
6,771,159	6.000%, 11/20/2053	6,909,389	3.0
4,403,977	6.000%, 12/20/2053	4,493,883	1.9
1,861,079	6.000%, 04/20/2054	1,895,385	0.8
5,743,572	6.000%, 05/20/2054	5,849,505	2.5
2,814,743	6.000%, 06/20/2054	2,865,866	1.2
7,316,114	6.000%, 07/20/2054	7,443,343	3.2
7,253,506	6.000%, 08/20/2054	7,374,757	3.2
6,919,308	6.000%, 09/20/2054	7,030,648	3.0
5,633,055	6.000%, 10/20/2054	5,723,282	2.4
6,031,618	6.000%, 11/20/2054	6,126,452	2.6
1,804,531	6.000%, 12/20/2054	1,832,857	0.8
5,524,960	6.000%, 02/20/2055	5,611,860	2.4
2,478,173	6.000%, 03/20/2055	2,517,073	1.1
		70,365,157	30.1
	Uniform Mortgage-Backed Securities: 14.5%(1)
8,400,000	0.375%, 07/21/2025	8,381,713	3.6
12,358,000	0.500%, 11/07/2025	12,195,323	5.2
5,000,000 (2)	4.390%, 12/11/2025	4,903,276	2.1
3,089,661	6.000%, 08/01/2054	3,143,134	1.4
4,460,736	6.000%, 09/01/2054	4,536,513	1.9
642,714	6.000%, 10/01/2054	653,632	0.3
		33,813,591	14.5
	Total U.S. Government Agency Obligations (Cost $114,117,924)	114,726,944	49.1

U.S. TREASURY OBLIGATIONS: 35.5%
	United States Treasury Bonds: 10.0%
23,490,000	4.750%, 05/15/2055	23,361,539	10.0

	United States Treasury Floating Rate Notes: 11.1%
22,720,000 (3)	4.441%, 04/30/2027	22,722,455	9.7
3,260,000 (3)	4.486%, 10/31/2026	3,264,135	1.4
		25,986,590	11.1
	United States Treasury Inflation Indexed Bonds: 4.9%
11,721,629	2.375%, 02/15/2055	11,342,517	4.9

	United States Treasury Notes: 9.5%
22,740,000	3.875%, 08/15/2034	22,209,696	9.5

	Total U.S. Treasury Obligations (Cost $81,691,998)	82,900,342	35.5

CORPORATE BONDS/NOTES: 10.0%
	Basic Materials: 0.1%
200,000 (4)	Anglo American Capital PLC, 2.625%, 09/10/2030	180,991	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 0.5%
310,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	$307,345	0.1
780,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	816,840	0.4
		1,124,185	0.5

	Consumer, Cyclical: 1.8%
540,000	Ford Motor Credit Co. LLC, 5.303%, 09/06/2029	530,468	0.2
3,740,000	Toyota Motor Credit Corp., 4.450%, 05/18/2026	3,747,252	1.6
		4,277,720	1.8

	Consumer, Non-cyclical: 0.1%
310,000	BAT Capital Corp., 3.462%, 09/06/2029	298,347	0.1

	Energy: 1.0%
360,000	Devon Energy Corp., 7.875%, 09/30/2031	414,695	0.2
1,642,200 (4)	NFE Financing LLC, 12.000%, 11/15/2029	746,914	0.3
430,000	Occidental Petroleum Corp., 5.200%, 08/01/2029	431,699	0.2
620,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	655,991	0.3
		2,249,299	1.0

	Financial: 6.0%
310,000 (3)	American Express Co., 3.550%, 12/31/2199	303,535	0.1
630,000	Ares Capital Corp., 2.875%, 06/15/2028	593,846	0.2
230,000	Ares Capital Corp., 7.000%, 01/15/2027	237,391	0.1
620,000 (3)	Barclays PLC, 5.674%, 03/12/2028	631,966	0.3
580,000 (3)	Barclays PLC, 5.690%, 03/12/2030	600,268	0.3
700,000	Blue Owl Capital Corp., 2.875%, 06/11/2028	652,308	0.3
1,780,000 (3)	Charles Schwab Corp. I, 4.000%, 12/31/2199	1,755,493	0.7
340,000 (3)	Citigroup, Inc. W, 4.000%, 12/31/2199	338,454	0.1
520,000 (3)	Citizens Bank NA/ Providence RI, 4.575%, 08/09/2028	521,192	0.2

See Accompanying Notes to Financial Statements

 39

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
550,000 (3)	Citizens Financial Group, Inc., 5.841%, 01/23/2030	$569,778	0.2
1,765,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,718,091	0.7
1,060,000 (3)	NatWest Group PLC, 8.000%, 12/31/2199	1,066,656	0.5
815,000 (3)(4)	Societe Generale SA, 6.221%, 06/15/2033	842,009	0.4
1,360,000 (3)(4)	UBS Group AG, 3.875%, 12/31/2199	1,329,899	0.6
2,030,000 (3)	UBS Group AG, 5.125%, 12/31/2199	2,018,510	0.9
980,000 (3)	Wells Fargo & Co. BB, 3.900%, 12/31/2199	970,568	0.4
		14,149,964	6.0

	Industrial: 0.5%
685,000	Boeing Co., 3.200%, 03/01/2029	652,244	0.3
480,000	Boeing Co., 5.150%, 05/01/2030	488,910	0.2
		1,141,154	0.5

	Total Corporate Bonds/ Notes (Cost $24,218,729)	23,421,660	10.0

	Total Long-Term Investments (Cost $220,028,651)	221,048,946	94.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
6,412,565 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $6,412,565)	$6,412,565	2.7

	Total Short-Term Investments (Cost $6,412,565)	6,412,565	2.7

	Total Investments in Securities (Cost $226,441,216)	$227,461,511	97.3

	Assets in Excess of Other Liabilities	6,430,672	2.7

	Net Assets	$233,892,183	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

 40

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$114,726,944	$—	$114,726,944
U.S. Treasury Obligations	—	82,900,342	—	82,900,342
Corporate Bonds/Notes	—	23,421,660	—	23,421,660
Short-Term Investments	6,412,565	—	—	6,412,565
Total Investments, at fair value	$6,412,565	$221,048,946	$—	$227,461,511
Other Financial Instruments+
Futures	2,118,843	—	—	2,118,843
Total Assets	$8,531,408	$221,048,946	$—	$229,580,354

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
U.S. Treasury 5-Year Note	527	09/30/25	$57,443,000	$610,767
U.S. Treasury Ultra Long Bond	298	09/19/25	35,499,250	1,508,076
			$92,942,250	$2,118,843

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,118,843
Total Asset Derivatives		$2,118,843

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,419,487)
Total	$(1,419,487)

See Accompanying Notes to Financial Statements

 41

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$2,819,112
Total	$2,819,112

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $226,736,475.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,164,807
Gross Unrealized Depreciation	(1,320,928)
Net Unrealized Appreciation	$2,843,879

See Accompanying Notes to Financial Statements

 42

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT3AIS (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I and S

Voya Investors Trust

■     Voya Global Perspectives® Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolio’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings as filed on Form NPORT-P is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

ASSETS:
Investments in affiliated underlying funds at fair value*	$59,243,491
Receivables:
Investments in affiliated underlying funds sold	64,890
Fund shares sold	3,061
Interest	4
Prepaid expenses	554
Reimbursement due from Investment Adviser	4,813
Other assets	13,080
Total assets	59,329,893

LIABILITIES:
Payable for fund shares redeemed	67,951
Payable for investment management fees	9,445
Payable for distribution and shareholder service fees	12,565
Payable to custodian due to bank overdraft	2,042
Payable to trustees under the deferred compensation plan (Note 6)	13,080
Payable for trustee fees	146
Other accrued expenses and liabilities	25,568
Total liabilities	130,797
NET ASSETS	$59,199,096

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$62,414,409
Total distributable loss	(3,215,313)
NET ASSETS	$59,199,096

* Cost of investments in affiliated underlying funds	$54,919,654

Class ADV
Net assets	$51,241,996
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,438,745
Net asset value and redemption price per share	$9.42

Class I
Net assets	$7,901,527
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	829,860
Net asset value and redemption price per share	$9.52

Class S
Net assets	$55,573
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,908
Net asset value and redemption price per share	$9.41

See Accompanying Notes to Financial Statements

1

STATEMENT OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$946,007
Interest	214
Other	228
Total investment income	946,449
EXPENSES:
Investment management fees	57,574
Distribution and shareholder service fees:
Class ADV	151,478
Class S	65
Transfer agent fees:
Class ADV	5,395
Class I	767
Class S	6
Shareholder reporting expense	4,269
Professional fees	13,937
Custody and accounting expense	3,226
Trustee fees	728
Miscellaneous expense	3,369
Interest expense	4,563
Total expenses	245,377
Waived and reimbursed fees	(106,650)
Net expenses	138,727
Net investment income	807,722
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,513,420
Capital gain distributions from affiliated underlying funds	1,498,594
Net realized gain	3,012,014
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	500,847
Net change in unrealized appreciation (depreciation)	500,847
Net realized and unrealized gain	3,512,861
Increase in net assets resulting from operations	$4,320,583

See Accompanying Notes to Financial Statements

2

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
FROM OPERATIONS:
Net investment income	$807,722	$1,776,739
Net realized gain	3,012,014	1,327,255
Net change in unrealized appreciation (depreciation)	500,847	1,167,383
Increase in net assets resulting from operations	4,320,583	4,271,377

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,640,185)
Class I	—	(228,800)
Class S	—	(1,994)
Total distributions	—	(1,870,979)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	683,688	1,266,939
Reinvestment of distributions	—	1,870,979
	683,688	3,137,918
Cost of shares redeemed	(5,413,134)	(11,911,630)
Net decrease in net assets resulting from capital share transactions	(4,729,446)	(8,773,712)
Net decrease in net assets	(408,863)	(6,373,314)

NET ASSETS:
Beginning of year or period	59,607,959	65,981,273
End of year or period	$59,199,096	$59,607,959

See Accompanying Notes to Financial Statements

3

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Class ADV
06-30-25+	8.75	0.12	•	0.55	0.67	—	—	—	—	—	9.42	7.66	0.93	0.52	0.52	2.76	51,242	21
12-31-24	8.43	0.24	•	0.34	0.58	0.26	—	—	0.26	—	8.75	6.90	0.91	0.50	0.50	2.79	52,475	40
12-31-23	8.78	0.24	•	0.62	0.86	0.58	0.63	—	1.21	—	8.43	10.19	0.89	0.52	0.52	2.77	58,570	96
12-31-22	12.08	0.15	•	(2.29)	(2.14)	0.31	0.85	—	1.16	—	8.78	(17.69)	0.88	0.50	0.50	1.55	62,243	22
12-31-21	12.13	0.15	•	0.54	0.69	0.41	0.33	—	0.74	—	12.08	5.74	0.87	0.52	0.52	1.27	88,974	40
12-31-20	11.17	0.34	•	1.34	1.68	0.35	0.37	—	0.72	—	12.13	15.80	0.88	0.51	0.51	3.01	97,298	107
Class I
06-30-25+	8.83	0.14	•	0.55	0.69	—	—	—	—	—	9.52	7.81	0.33	0.22	0.22	3.07	7,902	21
12-31-24	8.50	0.27	•	0.35	0.62	0.29	—	—	0.29	—	8.83	7.31	0.31	0.20	0.20	3.09	7,082	40
12-31-23	8.85	0.26	•	0.63	0.89	0.61	0.63	—	1.24	—	8.50	10.50	0.29	0.22	0.22	3.06	7,348	96
12-31-22	12.19	0.18	•	(2.32)	(2.14)	0.35	0.85	—	1.20	—	8.85	(17.51)	0.28	0.20	0.20	1.85	7,219	22
12-31-21	12.23	0.19	•	0.55	0.74	0.45	0.33	—	0.78	—	12.19	6.09	0.27	0.22	0.22	1.54	8,866	40
12-31-20	11.26	0.38	•	1.35	1.73	0.39	0.37	—	0.76	—	12.23	16.13	0.28	0.21	0.21	3.31	9,437	107
Class S
06-30-25+	8.73	0.13	•	0.55	0.68	—	—	—	—	—	9.41	7.79	0.58	0.47	0.47	2.83	56	21
12-31-24	8.42	0.25	•	0.33	0.58	0.27	—	—	0.27	—	8.73	6.88	0.56	0.45	0.45	2.84	52	40
12-31-23	8.77	0.23	•	0.63	0.86	0.58	0.63	—	1.21	—	8.42	10.28	0.54	0.47	0.47	2.73	62	96
12-31-22	12.08	0.16	•	(2.30)	(2.14)	0.32	0.85	—	1.17	—	8.77	(17.66)	0.53	0.45	0.45	1.59	68	22
12-31-21	12.13	0.16	•	0.54	0.70	0.42	0.33	—	0.75	—	12.08	5.84	0.52	0.47	0.47	1.29	85	40
12-31-20	11.18	0.34	•	1.34	1.68	0.36	0.37	—	0.73	—	12.13	15.79	0.53	0.46	0.46	3.04	77	107

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

4

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the

5

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

The Portfolio’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

6

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$12,496,517	$14,895,473

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing,

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Retirement Insurance and Annuity Company	9.98%

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolio may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by the Portfolio were $6,061.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Class
ADV	Class I	Class S
1.55%	0.95%	1.20%

These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to and the net expenses of a particular Underlying Fund.

Pursuant to a side letter through May 1, 2026, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations.

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

June 30,
2026	2027	2028	Total
$51,900	$36,267	$56,026	$144,193

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Class ADV	$4,452	$11,485	$11,914	$27,851
Class I	530	1,400	1,608	3,538
Class S	4	12	14	30

The Expense Limitation Agreement is contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolio, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio utilized the line of credit during the six months ended June 30, 2025 as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
5	$6,164,400	5.33%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class ADV
6/30/2025	3,369	—	—	(561,633)	—	(558,264)	30,782	—	—	(5,027,008)	—	(4,996,226)
12/31/2024	60,456	—	189,836	(1,199,872)	—	(949,580)	521,817	—	1,640,185	(10,392,662)	—	(8,230,660)
Class I
6/30/2025	71,060	—	—	(43,309)	—	27,751	652,906	—	—	(386,109)	—	266,797
12/31/2024	85,697	—	26,299	(174,004)	—	(62,008)	744,133	—	228,800	(1,502,524)	—	(529,591)
Class S
6/30/2025	—	—	—	(2)	—	(2)	—	—	—	(17)	—	(17)
12/31/2024	115	—	231	(1,844)	—	(1,498)	989	—	1,994	(16,444)	—	(13,461)

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended		Year Ended
December 31, 2024		December 31, 2023
Ordinary	Long-term	Ordinary	Long-term
Income	Capital Gains	Income	Capital Gains
$1,870,979	$—	$4,194,986	$4,543,349

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024, were:

Undistributed	Unrealized			Total
Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
Income	(Depreciation)	Amount	Character	Earnings/(Loss)
$1,977,477	$2,393,493	$(28,245)	Short-term	$(7,535,896)
		(11,878,621)	Long-term
$(11,906,866)

The Portfolio's major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2025, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio's investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding the Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — SUBSEQUENT EVENTS

Dividends. Subsequent to June 30, 2025, the Portfolio paid dividends from net investment income of:

	Per Share
	Amount	Payable Date	Record Date
Class ADV	$0.3133	July 15, 2025	July 14, 2025
Class I	$0.3428	July 15, 2025	July 14, 2025
Class S	$0.3178	July 15, 2025	July 14, 2025

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

11

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
728,743	Voya Global Bond Fund - Class R6	$5,436,423	9.2
701,904	Voya GNMA Income Fund - Class R6	5,243,222	8.8
625,225	Voya High Yield Portfolio - Class I	5,520,733	9.3
229,761	Voya Index Plus LargeCap Portfolio - Class I	6,431,023	10.9
488,297	Voya International Index Portfolio - Class I	6,377,162	10.8
1,082,181 (1)	Voya MidCap Opportunities Portfolio - Class R6	6,731,164	11.4
563,417	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,383,518	10.8
456,774	Voya Small Company Portfolio - Class R6	6,070,531	10.2
575,904	Voya U.S. Bond Index Portfolio - Class I	5,246,482	8.9
554,273	VY® CBRE Global Real Estate Portfolio - Class I	5,803,233	9.8
	Total Mutual Funds (Cost $54,919,654)	59,243,491	100.1

	Total Investments in Securities (Cost $54,919,654)	$59,243,491	100.1
	Liabilities in Excess of Other Assets	(44,395)	(0.1)
	Net Assets	$59,199,096	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

12

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Mutual Funds	$59,243,491	$—	$—	$59,243,491
Total Investments, at fair value	$59,243,491	$—	$—	$59,243,491

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,438,034	$666,674	$(5,933,582)	$(171,126)	$—	$144,597	$728,264	$—
Voya Global Bond Fund - Class R6	5,836,459	320,643	(1,008,879)	288,200	5,436,423	130,892	36,097	—
Voya GNMA Income Fund - Class R6	5,959,178	186,714	(986,409)	83,739	5,243,222	103,435	48,605	—
Voya High Yield Portfolio - Class I	6,095,035	199,052	(812,720)	39,366	5,520,733	184,766	35,419	—
Voya Index Plus LargeCap Portfolio - Class I	6,331,198	1,336,363	(746,134)	(490,404)	6,431,023	47,171	187,237	644,185
Voya International Index Portfolio - Class I	5,630,620	482,715	(622,745)	886,572	6,377,162	152,690	75,664	—
Voya MidCap Opportunities Portfolio - Class R6	6,562,350	909,520	(1,043,420)	302,714	6,731,164	—	267,520	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	6,187,768	(63,065)	258,815	6,383,518	—	1,049	—
Voya Small Company Portfolio - Class R6	6,237,885	1,551,716	(692,874)	(1,026,196)	6,070,531	72,080	84,772	854,409
Voya U.S. Bond Index Portfolio - Class I	5,932,568	217,217	(981,464)	78,161	5,246,482	110,376	29,371	—
VY® CBRE Global Real Estate Portfolio - Class I	5,604,864	438,123	(490,760)	251,006	5,803,233	—	19,422	—
	$59,628,191	$12,496,505	$(13,382,052)	$500,847	$59,243,491	$946,007	$1,513,420	$1,498,594

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $56,349,151.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,197,013
Gross Unrealized Depreciation	(302,673)
Net Unrealized Appreciation	$2,894,340

See Accompanying Notes to Financial Statements

13

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VITFOFAIS (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV and I

Voya Investors Trust

■	Voya Retirement Aggressive Portfolio (formerly, Voya Retirement Growth Portfolio)	■	Voya Retirement Moderate Portfolio
■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderately Aggressive Portfolio (formerly, Voya Retirement Moderate Growth Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,702,300,473	$221,525,259	$607,729,045	$1,151,312,313
Investments in unaffiliated underlying funds at fair value**	35,033,656	30,063,280	25,346,176	23,728,781
Cash	1,895,635	116,474	303,348	891,296
Receivables:
Investments in affiliated underlying funds sold	1,703,370	–	213,681	510,209
Investments in unaffiliated underlying funds sold	20,993	7,466	6,527	5,223
Fund shares sold	37,064	261,556	2,607	2,488
Interest	–	138	98	234
Prepaid expenses	16,416	2,407	6,029	11,188
Other assets	176,807	21,253	70,626	121,583
Total assets	1,741,184,414	251,997,833	633,678,137	1,176,583,315

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	216,472	–	–
Payable for fund shares redeemed	1,775,197	15,623	225,191	523,109
Payable for investment management fees	338,687	50,862	124,938	229,091
Payable for distribution and shareholder service fees	578,353	51,447	170,041	363,105
Payable to trustees under the deferred
compensation plan (Note 6)	176,807	21,253	70,626	121,583
Payable for trustee fees	4,270	626	1,575	2,909
Other accrued expenses and liabilities	39,976	29,904	30,162	42,344
Total liabilities	2,913,290	386,187	622,533	1,282,141
NET ASSETS	$1,738,271,124	$251,611,646	$633,055,604	$1,175,301,174

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,386,089,773	$221,176,189	$604,509,980	$1,004,435,028
Total distributable earnings	352,181,351	30,435,457	28,545,624	170,866,146
NET ASSETS	$1,738,271,124	$251,611,646	$633,055,604	$1,175,301,174

* Cost of investments in affiliated underlying funds	$1,547,553,876	$197,564,832	$596,321,833	$1,064,262,689
** Cost of investments in unaffiliated underlying funds	$34,609,155	$29,891,534	$25,713,584	$23,440,571

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$1,684,897,663	$251,100,152	$613,187,844	$1,152,499,576
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	131,642,353	30,471,159	58,666,332	99,917,696
Net asset value and redemption price per share	$12.80	$8.24	$10.45	$11.53

Class I
Net assets	$53,373,461	$511,494	$19,867,760	$22,801,598
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,136,090	60,738	1,867,761	2,005,637
Net asset value and redemption price per share	$12.90	$8.42	$10.64	$11.37

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (unaudited)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$16,451,776	$3,829,068	$9,330,113	$12,535,374
Dividends from unaffiliated underlying funds	146,096	292,710	195,700	66,099
Interest	2,456	3,709	6,201	1,676
Other	6,711	982	2,474	4,566
Total investment income	16,607,039	4,126,469	9,534,488	12,607,715
EXPENSES:
Investment management fees	2,034,810	308,460	756,954	1,385,761
Distribution and shareholder service fees:
Class ADV	4,108,670	619,807	1,512,952	2,830,481
Transfer agent fees:
Class ADV	13,197	22,338	16,997	23,845
Class I	409	44	555	462
Shareholder reporting expense	5,792	3,258	4,525	5,430
Professional fees	58,825	10,136	23,168	40,725
Custody and accounting expense	45,250	8,688	18,100	31,675
Trustee fees	21,352	3,131	7,876	14,544
Miscellaneous expense	43,251	8,060	8,071	12,739
Interest expense	—	—	9,169	17,091
Total expenses	6,331,556	983,922	2,358,367	4,362,753
Waived and reimbursed fees	(617,114)	(307,424)	(480,207)	(626,096)
Net expenses	5,714,442	676,498	1,878,160	3,736,657
Net investment income	10,892,597	3,449,971	7,656,328	8,871,058
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	21,035,613	634,372	(8,817,598)	2,206,716
Sale of unaffiliated underlying funds	38,363	(23,242)	(82,030)	(213)
Capital gain distributions from affiliated underlying funds	28,871,590	593,089	2,219,832	9,187,960
Net realized gain (loss)	49,945,566	1,204,219	(6,679,796)	11,394,463
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	49,968,491	5,912,424	32,266,061	47,687,013
Unaffiliated underlying funds	424,500	596,684	663,266	288,210
Net change in unrealized appreciation (depreciation)	50,392,991	6,509,108	32,929,327	47,975,223
Net realized and unrealized gain	100,338,557	7,713,327	26,249,531	59,369,686
Increase in net assets resulting from operations	$111,231,154	$11,163,298	$33,905,859	$68,240,744

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement		Voya Retirement
	Aggressive Portfolio		Conservative Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$10,892,597	$28,515,845	$3,449,971	$8,415,159
Net realized gain	49,945,566	135,848,876	1,204,219	1,844,937
Net change in unrealized appreciation (depreciation)	50,392,991	85,195,728	6,509,108	5,250,537
Increase in net assets resulting from operations	111,231,154	249,560,449	11,163,298	15,510,633

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(139,753,115)	—	(12,975,461)
Class I	—	(4,208,165)	—	(38,805)
Total distributions	—	(143,961,280)	—	(13,014,266)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,254,379	7,444,851	4,211,690	12,620,834
Reinvestment of distributions	—	143,961,280	—	13,014,225
	5,254,379	151,406,131	4,211,690	25,635,059
Cost of shares redeemed	(145,996,221)	(345,372,835)	(20,845,799)	(69,527,091)
Net decrease in net assets resulting from capital share transactions	(140,741,842)	(193,966,704)	(16,634,109)	(43,892,032)
Net decrease in net assets	(29,510,688)	(88,367,535)	(5,470,811)	(41,395,665)

NET ASSETS:
Beginning of year or period	1,767,781,812	1,856,149,347	257,082,457	298,478,122
End of year or period	$1,738,271,124	$1,767,781,812	$251,611,646	$257,082,457

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

			Voya
	Voya Retirement		Retirement Moderately
	Moderate Portfolio		Aggressive Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$7,656,328	$18,363,561	$8,871,058	$24,029,057
Net realized gain (loss)	(6,679,796)	14,215,905	11,394,463	60,065,661
Net change in unrealized appreciation (depreciation)	32,929,327	19,208,191	47,975,223	62,037,940
Increase in net assets resulting from operations	33,905,859	51,787,657	68,240,744	146,132,658

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(36,148,559)	—	(86,262,217)
Class I	—	(1,205,019)	—	(1,818,964)
Total distributions	—	(37,353,578)	—	(88,081,181)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,871,717	11,589,764	6,166,089	11,340,143
Reinvestment of distributions	—	37,353,578	—	88,081,181
	4,871,717	48,943,342	6,166,089	99,421,324
Cost of shares redeemed	(55,777,755)	(121,505,701)	(103,562,375)	(225,985,327)
Net decrease in net assets resulting from capital share transactions	(50,906,038)	(72,562,359)	(97,396,286)	(126,564,003)
Net decrease in net assets	(17,000,179)	(58,128,280)	(29,155,542)	(68,512,526)

NET ASSETS:
Beginning of year or period	650,055,783	708,184,063	1,204,456,716	1,272,969,242
End of year or period	$633,055,604	$650,055,783	$1,175,301,174	$1,204,456,716

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Aggressive Portfolio
Class ADV
06-30-25+	11.99	0.08	•	0.73	0.81	—	—		—	—		—	12.80	6.76	0.76	0.69	0.69	1.27	1,684,898	18
12-31-24	11.34	0.18	•	1.45	1.63	0.25	0.73		—	0.98		—	11.99	14.55	0.76	0.69	0.69	1.54	1,715,676	18
12-31-23	10.61	0.22	•	1.63	1.85	0.17	0.95		—	1.12		—	11.34	17.82	0.76	0.69	0.69	1.97	1,807,320	21
12-31-22	15.03	0.13	•	(2.68)	(2.55)	0.14	1.73		—	1.87		—	10.61	(16.71)	0.76	0.68	0.68	1.08	1,791,695	19
12-31-21	13.80	0.10	•	2.00	2.10	0.25	0.62		—	0.87		—	15.03	15.52	0.77	0.69	0.69	0.66	2,483,104	21
12-31-20	13.00	0.20	•	1.44	1.64	0.30	0.54		—	0.84		—	13.80	13.64	0.76	0.68	0.68	1.62	2,499,847	27
Class I
06-30-25+	12.06	0.10	•	0.74	0.84	—	—		—	—		—	12.90	6.97	0.26	0.26	0.26	1.71	53,373	18
12-31-24	11.41	0.24	•	1.44	1.68	0.30	0.73		—	1.03		—	12.06	14.96	0.26	0.26	0.26	1.97	52,106	18
12-31-23	10.67	0.27	•	1.64	1.91	0.22	0.95		—	1.17		—	11.41	18.38	0.26	0.26	0.26	2.41	48,830	21
12-31-22	15.12	0.19	•	(2.70)	(2.51)	0.21	1.73		—	1.94		—	10.67	(16.32)	0.26	0.26	0.26	1.55	44,053	19
12-31-21	13.88	0.16	•	2.01	2.17	0.31	0.62		—	0.93		—	15.12	15.96	0.27	0.27	0.27	1.12	53,917	21
12-31-20	13.08	0.27		1.43	1.70	0.36	0.54		—	0.90		—	13.88	14.11	0.26	0.26	0.26	2.07	51,526	27
Voya Retirement Conservative Portfolio
Class ADV
06-30-25+	7.88	0.11	•	0.25	0.36	—	—		—	—		—	8.24	4.57	0.79	0.55	0.55	2.77	251,100	10
12-31-24	7.82	0.24	•	0.20	0.44	0.25	0.13		—	0.38		—	7.88	5.67	0.79	0.54	0.54	3.03	256,412	21
12-31-23	7.47	0.22	•	0.43	0.65	0.15	0.15		—	0.30		—	7.82	8.79	0.79	0.54	0.54	2.83	297,835	22
12-31-22	9.87	0.13	•	(1.49)	(1.36)	0.19	0.85		—	1.04		—	7.47	(13.99)	0.78	0.53	0.53	1.61	316,601	22
12-31-21	9.84	0.12	•	0.33	0.45	0.21	0.21		—	0.42		—	9.87	4.69	0.79	0.54	0.54	1.22	420,230	26
12-31-20	9.31	0.18		0.75	0.93	0.17	0.23		—	0.40		—	9.84	10.33	0.77	0.52	0.52	1.90	444,944	27
Class I
06-30-25+	8.04	0.25	•	0.13	0.38	—	—		—	—		—	8.42	4.73	0.29	0.29	0.29	6.28	511	10
12-31-24	7.98	0.26	•	0.20	0.46	0.27	0.13		—	0.40		—	8.04	5.85	0.29	0.29	0.29	3.28	671	21
12-31-23	7.62	0.23	•	0.45	0.68	0.17	0.15		—	0.32		—	7.98	9.06	0.29	0.29	0.29	3.02	643	22
12-31-22	10.04	0.16	•	(1.51)	(1.35)	0.22	0.85		—	1.07		—	7.62	(13.68)	0.28	0.28	0.28	1.84	844	22
12-31-21	10.01	0.15	•	0.33	0.48	0.24	0.21		—	0.45		—	10.04	4.87	0.29	0.29	0.29	1.46	1,390	26
12-31-20	9.45	0.24	•	0.75	0.99	0.20	0.23		—	0.43		—	10.01	10.77	0.27	0.27	0.27	2.47	1,276	27
Voya Retirement Moderate Portfolio
Class ADV
06-30-25+	9.90	0.12	•	0.43	0.55	—	—		—	—		—	10.45	5.56	0.77	0.61	0.61	2.44	613,188	11
12-31-24	9.71	0.27	•	0.49	0.76	0.29	0.28		—	0.57		—	9.90	7.81	0.77	0.62	0.62	2.68	629,375	16
12-31-23	9.29	0.25	•	0.77	1.02	0.16	0.44		—	0.60		—	9.71	11.24	0.77	0.61	0.61	2.65	686,476	19
12-31-22	12.63	0.14	•	(2.04)	(1.90)	0.19	1.25		—	1.44		—	9.29	(15.17)	0.77	0.61	0.61	1.33	710,975	19
12-31-21	12.24	0.12	•	1.03	1.15	0.24	0.52		—	0.76		—	12.63	9.64	0.78	0.62	0.62	0.94	962,098	26
12-31-20	11.55	0.20	•	1.14	1.34	0.25	0.40		—	0.65		—	12.24	12.17	0.77	0.61	0.61	1.73	988,153	28
Class I
06-30-25+	10.06	0.14	•	0.44	0.58	—	0.00	*	—	0.00	*	—	10.64	5.77	0.27	0.27	0.27	2.78	19,868	11
12-31-24	9.86	0.30	•	0.50	0.80	0.32	0.28		—	0.60		—	10.06	8.19	0.27	0.27	0.27	3.02	20,681	16
12-31-23	9.43	0.29	•	0.78	1.07	0.20	0.44		—	0.64		—	9.86	11.61	0.27	0.27	0.27	3.00	21,708	19
12-31-22	12.81	0.18	•	(2.07)	(1.89)	0.24	1.25		—	1.49		—	9.43	(14.87)	0.27	0.27	0.27	1.70	21,276	19
12-31-21	12.40	0.17	•	1.05	1.22	0.29	0.52		—	0.81		—	12.81	10.05	0.28	0.28	0.28	1.31	26,121	26
12-31-20	11.70	0.24		1.15	1.39	0.29	0.40		—	0.69		—	12.40	12.51	0.27	0.27	0.27	2.06	22,906	28
Voya Retirement Moderate Aggressive Portfolio
Class ADV
06-30-25+	10.87	0.08	•	0.58	0.66	—	—		—	—		—	11.53	6.07	0.77	0.66	0.66	1.53	1,152,500	13

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Aggressive Portfolio (continued)
Class ADV (continued)
12-31-24	10.40	0.21	•	1.06	1.27	0.25	0.55	—	0.80	—	10.87	12.32	0.76	0.65	0.65	1.92	1,181,894	16
12-31-23	9.87	0.22	•	1.26	1.48	0.15	0.80	—	0.95	—	10.40	15.37	0.77	0.66	0.66	2.15	1,247,175	17
12-31-22	13.71	0.13	•	(2.37)	(2.24)	0.16	1.44	—	1.60	—	9.87	(16.30)	0.76	0.65	0.65	1.13	1,243,439	18
12-31-21	12.79	0.10	•	1.64	1.74	0.24	0.58	—	0.82	—	13.71	13.92	0.77	0.66	0.66	0.77	1,720,105	20
12-31-20	12.10	0.20	•	1.29	1.49	0.27	0.53	—	0.80	—	12.79	13.15	0.76	0.65	0.65	1.66	1,736,505	28
Class I
06-30-25+	10.70	0.10	•	0.57	0.67	—	—	—	—	—	11.37	6.26	0.27	0.27	0.27	1.92	22,802	13
12-31-24	10.24	0.25	•	1.05	1.30	0.29	0.55	—	0.84	—	10.70	12.88	0.26	0.26	0.26	2.31	22,563	16
12-31-23	9.74	0.26	•	1.24	1.50	0.20	0.80	—	1.00	—	10.24	15.79	0.27	0.27	0.27	2.58	25,794	17
12-31-22	13.58	0.18	•	(2.36)	(2.18)	0.22	1.44	—	1.66	—	9.74	(16.01)	0.26	0.26	0.26	1.59	23,397	18
12-31-21	12.67	0.16	•	1.62	1.78	0.29	0.58	—	0.87	—	13.58	14.41	0.27	0.27	0.27	1.20	28,228	20
12-31-20	12.00	0.25		1.27	1.52	0.32	0.53	—	0.85	—	12.67	13.59	0.26	0.26	0.26	2.10	24,726	28

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

Fresh NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Aggressive Portfolio (“Aggressive”), Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Aggressive Portfolio (“Moderate Aggressive”), each a diversified series of the Trust. Prior to May 1, 2025, Aggressive was known as Voya Retirement Growth Portfolio and Moderate Aggressive was known as Voya Retirement Moderate Growth Portfolio.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Aggressive	$302,253,012	$405,256,071
Conservative	25,290,278	37,844,916
Moderate	72,667,233	113,660,355
Moderately Aggressive	156,406,093	255,095,269

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.0751%, 0.2480%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Aggressive, Conservative, Moderate and Moderate Aggressive, respectively. The actual distribution fee to be paid by Aggressive, Conservative, Moderate and Moderate Aggressive is at an annual rate of 0.1749%, 0.002%, 0.0913% and 0.1394%, respectively. Any fees waived are not subject to recoupment. Termination or

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

Voya Institutional Trust Company	Conservative	30.35%
	Moderate	14.89
	Moderate Aggressive	8.18

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Aggressive	$13,544
Conservative	22,359
Moderate	17,495
Moderately Aggressive	24,243

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio	Class ADV	Class I
Aggressive	1.07%	0.82%
Conservative	0.92%	0.67%
Moderate	1.00%	0.75%
Moderately Aggressive	1.04%	0.79%

These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreement is contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Moderate	5	$12,386,400	5.33%
Moderately Aggressive	7	16,491,000	5.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Aggressive
Class ADV
6/30/2025	358,950	—	—	(11,856,578)	—	(11,497,628)	4,314,277	—	—	(142,844,746)	—	(138,530,469)
12/31/2024	546,010	—	11,954,929	(28,681,681)	—	(16,180,742)	6,512,133	—	139,753,115	(340,619,561)	—	(194,354,313)
Class I
6/30/2025	77,761	—	—	(262,512)	—	(184,751)	940,102	—	—	(3,151,475)	—	(2,211,373)
12/31/2024	78,197	—	358,447	(395,940)	—	40,704	932,718	—	4,208,165	(4,753,274)	—	387,609
Conservative
Class ADV
6/30/2025	514,089	—	—	(2,578,776)	—	(2,064,687)	4,099,193	—	—	(20,549,735)	—	(16,450,542)
12/31/2024	1,577,954	—	1,669,944	(8,793,631)	—	(5,545,733)	12,406,540	—	12,975,461	(69,294,799)	—	(43,912,798)
Class I
6/30/2025	13,519	—	—	(36,180)	—	(22,661)	112,497	—	—	(296,064)	—	(183,567)
12/31/2024	26,681	—	4,894	(28,765)	—	2,810	214,294	—	38,764	(232,292)	—	20,766
Moderate
Class ADV
6/30/2025	462,348	—	—	(5,345,520)	—	(4,883,172)	4,624,999	—	—	(53,621,884)	—	(48,996,885)
12/31/2024	1,086,517	—	3,703,746	(11,913,555)	—	(7,123,292)	10,752,092	—	36,148,559	(117,989,299)	—	(71,088,648)
Class I
6/30/2025	23,892	—	—	(211,476)	—	(187,584)	246,718	—	—	(2,155,871)	—	(1,909,153)
12/31/2024	83,437	—	121,719	(350,952)	—	(145,796)	837,672	—	1,205,019	(3,516,402)	—	(1,473,711)
Moderately Aggressive
Class ADV
6/30/2025	547,128	—	—	(9,324,963)	—	(8,777,835)	5,935,450	—	—	(102,206,533)	—	(96,271,083)
12/31/2024	979,460	—	8,122,619	(20,315,795)	—	(11,213,716)	10,602,320	—	86,262,217	(219,022,596)	—	(122,158,059)
Class I
6/30/2025	21,025	—	—	(124,720)	—	(103,695)	230,639	—	—	(1,355,842)	—	(1,125,203)
12/31/2024	69,400	—	174,397	(652,294)	—	(408,497)	737,823	—	1,818,964	(6,962,731)	—	(4,405,944)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Aggressive	$39,914,748	$104,046,532	$26,802,230	$151,324,740
Conservative	9,558,362	3,455,904	5,971,247	5,795,272
Moderate	19,980,478	17,373,100	11,736,639	32,507,925
Moderately Aggressive	28,906,972	59,174,209	18,142,774	94,916,293

The tax-basis components of distributable earnings as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-term	Appreciation/	Distributable
	Income	Capital Gains	(Depreciation)	Earnings/(Loss)
Aggressive	$31,287,510	$142,246,896	$67,415,791	$240,950,197
Conservative	8,702,099	4,912,858	5,657,202	19,272,159
Moderate	18,999,933	21,696,247	(46,056,415)	(5,360,235)
Moderately Aggressive	24,740,112	72,478,809	5,406,481	102,625,402

At December 31, 2024, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange traded suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net
	Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Aggressive
Class ADV	$0.2221	$0.0077	$1.0529	July 15, 2025	July 14, 2025
Class I	$0.2800	$0.0077	$1.0529	July 15, 2025	July 14, 2025
Conservative
Class ADV	$0.2810	$0.0051	$0.1615	July 15, 2025	July 14, 2025
Class I	$0.3037	$0.0051	$0.1615	July 15, 2025	July 14, 2025
Moderate
Class ADV	$0.3100	$0.0042	$0.3601	July 15, 2025	July 14, 2025
Class I	$0.3486	$0.0042	$0.3601	July 15, 2025	July 14, 2025
Moderately Aggressive
Class ADV	$0.2411	$0.0023	$0.7155	July 15, 2025	July 14, 2025
Class I	$0.2891	$0.0023	$0.7155	July 15, 2025	July 14, 2025

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

Voya Retirement Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
708,323	Vanguard FTSE Emerging Markets ETF	$35,033,656	2.0

	Total Exchange-Traded Funds (Cost $34,609,155)	35,033,656	2.0

MUTUAL FUNDS: 97.9%
	Affiliated Investment Companies: 97.9%
4,894,837	Voya High Yield Bond Fund - Class R6	34,312,806	2.0
11,409,548	Voya International Index Portfolio - Class I	149,008,700	8.6
19,784,307	Voya Russell TM Mid Cap Index Portfolio - Class I	207,141,693	11.9
2,875,983	Voya Russell TM Small Cap Index Portfolio - Class I	34,655,596	2.0
9,078,097	Voya Short Duration Bond Fund - Class R6	85,334,114	4.9
22,614,484	Voya U.S. Bond Index Portfolio - Class I	206,017,946	11.8
45,873,877	Voya U.S. Stock Index Portfolio - Class I	985,829,618	56.7

	Total Mutual Funds (Cost $1,547,553,876)	1,702,300,473	97.9

	Total Long-Term Investments (Cost $1,582,163,031)	1,737,334,129	99.9

	Total Investments in Securities (Cost $1,582,163,031)	$1,737,334,129	99.9

	Assets in Excess of Other Liabilities	936,995	0.1

	Net Assets	$1,738,271,124	100.0

See Accompanying Notes to Financial Statements

15

Voya Retirement Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$35,033,656	$—	$—	$35,033,656
Mutual Funds	1,702,300,473	—	—	1,702,300,473
Total Investments, at fair value	$1,737,334,129	$—	$—	$1,737,334,129

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$53,242,462	$1,298,845	$(56,239,692)	$1,698,385	$—	$1,243,648	$3,297,551	$—
Voya High Yield Bond Fund - Class R6	36,165,426	2,619,740	(4,738,583)	266,223	34,312,806	1,154,985	159,933	—
Voya International Index Portfolio - Class I	194,843,788	4,764,032	(59,368,836)	8,769,716	149,008,700	4,561,649	21,816,550	—
Voya Russell TM Large Cap Growth Index - Class I	52,205,900	9,902,635	(57,774,687)	(4,333,848)	—	94,887	324,163	5,306,199
Voya Russell TM Mid Cap Index Portfolio - Class I	175,212,748	62,414,404	(20,436,673)	(10,048,786)	207,141,693	2,072,591	(3,725,773)	19,682,885
Voya Russell TM Small Cap Index Portfolio - Class I	34,589,281	8,652,186	(2,870,604)	(5,715,267)	34,655,596	556,358	757,641	3,882,506
Voya Short Duration Bond Fund - Class R6	90,902,834	6,882,417	(12,936,496)	485,359	85,334,114	2,049,429	160,075	—
Voya U.S. Bond Index Portfolio - Class I	251,835,028	16,536,909	(83,241,855)	20,887,864	206,017,946	4,718,229	(16,346,865)	—
Voya U.S. Stock Index Portfolio - Class I	879,872,753	137,497,416	(69,499,396)	37,958,845	985,829,618	—	14,592,338	—
	$1,768,870,220	$250,568,584	$(367,106,822)	$49,968,491	$1,702,300,473	$16,451,776	$21,035,613	$28,871,590

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,619,525,347.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$181,922,708
Gross Unrealized Depreciation	(64,113,926)

Net Unrealized Appreciation	$117,808,782

See Accompanying Notes to Financial Statements

16

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
280,358	Schwab U.S. TIPS ETF	$7,479,951	3.0
103,375	Vanguard FTSE Emerging Markets ETF	5,112,928	2.0
89,650	Vanguard Long-Term Treasury ETF	5,031,158	2.0
158,059	Vanguard Short-Term Bond ETF	12,439,243	5.0
	Total Exchange-Traded Funds (Cost $29,891,534)	30,063,280	12.0

MUTUAL FUNDS: 88.0%
	Affiliated Investment Companies: 88.0%
1,431,739	Voya High Yield Bond Fund - Class R6	10,036,492	4.0
586,826	Voya International Index Portfolio - Class I	7,663,943	3.0
483,193	Voya Russell TM Mid Cap Index Portfolio - Class I	5,059,028	2.0
3,717,400	Voya Short Duration Bond Fund - Class R6	34,943,561	13.9
12,944,224	Voya U.S. Bond Index Portfolio - Class I	117,921,882	46.9
2,135,894	Voya U.S. Stock Index Portfolio - Class I	45,900,353	18.2

	Total Mutual Funds (Cost $197,564,832)	221,525,259	88.0

	Total Long-Term Investments (Cost $227,456,366)	251,588,539	100.0

	Total Investments in Securities (Cost $227,456,366)	$251,588,539	100.0

	Assets in Excess of Other Liabilities	23,107	0.0

	Net Assets	$251,611,646	100.0

See Accompanying Notes to Financial Statements

17

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$30,063,280	$—	$—	$30,063,280
Mutual Funds	221,525,259	—	—	221,525,259
Total Investments, at fair value	$251,588,539	$—	$—	$251,588,539

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$10,373,172	$477,335	$(924,684)	$110,669	$10,036,492	$335,974	$17,131	$—
Voya International Index Portfolio - Class I	7,618,091	372,158	(1,323,232)	996,926	7,663,943	187,422	247,611	—
Voya Russell TM Mid Cap Index Portfolio - Class I	5,022,604	1,125,786	(685,311)	(404,051)	5,059,028	62,452	(10,897)	593,089
Voya Short Duration Bond Fund - Class R6	36,418,699	2,320,639	(4,300,070)	504,293	34,943,561	830,513	(246,419)	—
Voya U.S. Bond Index Portfolio - Class I	126,348,884	5,945,344	(19,210,679)	4,838,333	117,921,882	2,412,707	(2,534,349)	—
Voya U.S. Stock Index Portfolio - Class I	50,448,688	4,617,593	(9,032,182)	(133,746)	45,900,353	—	3,161,295	—
	$236,230,138	$14,858,855	$(35,476,158)	$5,912,424	$221,525,259	$3,829,068	$634,372	$593,089

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $239,422,228.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,338,166
Gross Unrealized Depreciation	(20,171,855)
Net Unrealized Appreciation	$12,166,311

See Accompanying Notes to Financial Statements

18

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares	RA	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
469,060	Schwab U.S. TIPS ETF	$12,514,521	2.0
259,435	Vanguard FTSE Emerging Markets ETF	12,831,655	2.0
	Total Exchange-Traded Funds (Cost $25,713,584)	25,346,176	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
3,588,280	Voya High Yield Bond Fund - Class R6	25,153,842	4.0
2,941,489	Voya International Index Portfolio - Class I	38,415,850	6.1
1,816,489	Voya Russell TM Mid Cap Index Portfolio - Class I	19,018,645	3.0
7,985,779	Voya Short Duration Bond Fund - Class R6	75,066,320	11.8
26,238,963	Voya U.S. Bond Index Portfolio - Class I	239,036,953	37.8
9,820,262	Voya U.S. Stock Index Portfolio - Class I	211,037,435	33.3

	Total Mutual Funds (Cost $596,321,833)	607,729,045	96.0

	Total Long-Term Investments (Cost $622,035,417)	633,075,221	100.0

	Total Investments in Securities (Cost $622,035,417)	$633,075,221	100.0

	Liabilities in Excess of Other Assets	(19,617)	0.0

	Net Assets	$633,055,604	100.0

See Accompanying Notes to Financial Statements

19

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,346,176	$—	$—	$25,346,176
Mutual Funds	607,729,045	—	—	607,729,045
Total Investments, at fair value	$633,075,221	$—	$—	$633,075,221

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$12,915,411	$486,872	$(14,740,809)	$1,338,526	$—	$311,699	$(113,914)	$—
Voya High Yield Bond Fund - Class R6	26,323,117	1,212,754	(2,610,314)	228,285	25,153,842	846,987	91,925	—
Voya International Index Portfolio - Class I	38,666,722	1,642,588	(5,510,507)	3,617,047	38,415,850	935,327	2,647,173	—
Voya Russell TM Mid Cap Index Portfolio - Class I	19,120,807	3,914,446	(2,944,748)	(1,071,860)	19,018,645	233,746	(487,652)	2,219,832
Voya Short Duration Bond Fund - Class R6	79,396,515	3,952,385	(9,437,640)	1,155,060	75,066,320	1,803,894	(590,787)	—
Voya U.S. Bond Index Portfolio - Class I	274,869,400	12,743,207	(67,248,190)	18,672,536	239,036,953	5,198,460	(13,720,941)	—
Voya U.S. Stock Index Portfolio - Class I	185,649,932	35,408,493	(18,347,457)	8,326,467	211,037,435	—	3,356,598	—
	$636,941,904	$59,360,745	$(120,839,665)	$32,266,061	$607,729,045	$9,330,113	$(8,817,598)	$2,219,832

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $646,202,309.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$36,669,293
Gross Unrealized Depreciation	(49,796,381)
Net Unrealized Depreciation	$(13,127,088)

See Accompanying Notes to Financial Statements

20

Voya Retirement Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares	RA	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
479,757	Vanguard FTSE Emerging Markets ETF	$23,728,781	2.0

	Total Exchange-Traded Funds (Cost $23,440,571)	23,728,781	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
3,317,262	Voya High Yield Bond Fund - Class R6	23,254,007	2.0
5,001,986	Voya International Index Portfolio - Class I	65,325,942	5.6
5,597,555	Voya Russell TM Mid Cap Index Portfolio - Class I	58,606,396	5.0
9,843,620	Voya Short Duration Bond Fund - Class R6	92,530,026	7.9
31,912,714	Voya U.S. Bond Index Portfolio - Class I	290,724,828	24.7
28,891,164	Voya U.S. Stock Index Portfolio - Class I	620,871,114	52.8

	Total Mutual Funds (Cost $1,064,262,689)	1,151,312,313	98.0

	Total Long-Term Investments (Cost $1,087,703,260)	1,175,041,094	100.0

	Total Investments in Securities (Cost $1,087,703,260)	$1,175,041,094	100.0

	Assets in Excess of Other Liabilities	260,080	0.0

	Net Assets	$1,175,301,174	100.0

See Accompanying Notes to Financial Statements

21

Voya Retirement Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,728,781	$—	$—	$23,728,781
Mutual Funds	1,151,312,313	—	—	1,151,312,313
Total Investments, at fair value	$1,175,041,094	$—	$—	$1,175,041,094

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$24,083,241	$688,867	$(26,662,813)	$1,890,705	$—	$569,373	$379,214	$—
Voya High Yield Bond Fund - Class R6	24,538,547	1,567,754	(3,039,489)	187,195	23,254,007	785,161	105,383	—
Voya International Index Portfolio - Class I	84,126,456	2,226,940	(24,636,421)	3,608,967	65,325,942	1,993,482	9,666,919	—
Voya Russell TM Large Cap Growth Index - Class I	23,613,357	4,814,601	(26,459,673)	(1,968,285)	—	43,444	157,862	2,429,425
Voya Russell TM Mid Cap Index Portfolio - Class I	59,438,154	10,718,624	(8,625,281)	(2,925,101)	58,606,396	711,667	(1,873,966)	6,758,535
Voya Short Duration Bond Fund - Class R6	98,684,931	6,642,020	(14,393,537)	1,596,612	92,530,026	2,230,495	(893,927)	—
Voya U.S. Bond Index Portfolio - Class I	329,537,015	19,531,787	(80,521,406)	22,177,432	290,724,828	6,201,752	(16,151,472)	—
Voya U.S. Stock Index Portfolio - Class I	561,150,921	86,595,554	(49,994,849)	23,119,488	620,871,114	—	10,816,703	—
	$1,205,172,622	$132,786,147	$(234,333,469)	$47,687,013	$1,151,312,313	$12,535,374	$2,206,716	$9,187,960

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,121,659,390.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$111,920,092
Gross Unrealized Depreciation	(58,538,388)
Net Unrealized Appreciation	$53,381,704

See Accompanying Notes to Financial Statements

22

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-RETADVI (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value+*	$472,042,797	$1,716,627,368	$368,907,434
Investments in affiliates at fair value**	–	–	205,048
Short-term investments at fair value†	7,202,840	80,346,907	1,234,552
Cash	13,105	348	690,059
Cash collateral for futures contracts	238,716	1,253,113	71,459
Foreign currencies at value‡	946,480	3,171,518	–
Receivables:
Investment securities sold	24,064	912,212	501,138
Fund shares sold	170,698	1,436,106	137,442
Dividends	1,861,387	3,066,355	320,171
Interest	27	7	55
Foreign tax reclaims	84,004	6,420,106	–
Variation margin on futures contracts	12,344	19,168	–
Other assets	2,075	8,376	2,294
Total assets	482,598,537	1,813,261,584	372,069,652

LIABILITIES:
Payable for investment securities purchased	24,068	738,340	686,940
Payable for fund shares redeemed	10,417	35,798	5,435
Payable upon receipt of securities loaned	4,314,840	57,377,907	1,234,552
Unrealized depreciation on forward foreign currency contracts	13	–	–
Variation margin payable on futures contracts	–	–	241
Payable for unified fees	73,842	213,012	44,572
Payable to directors under the deferred compensation plan (Note 5)	2,075	8,376	2,294
Payable for foreign capital gains tax	2,914,641	–	–
Total liabilities	7,339,896	58,373,433	1,974,034
NET ASSETS	$475,258,641	$1,754,888,151	$370,095,618

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$390,524,049	$1,348,190,240	$290,224,623
Total distributable earnings	84,734,592	406,697,911	79,870,995
NET ASSETS	$475,258,641	$1,754,888,151	$370,095,618

+ Including securities loaned at value	$4,079,796	$53,489,489	$1,196,604
* Cost of investments in securities	$390,065,676	$1,331,134,247	$297,486,290
** Cost of investments in affiliates	$—	$—	$200,442
† Cost of short-term investments	$7,202,840	$80,346,907	$1,234,552
‡ Cost of foreign currencies	$944,097	$3,129,059	$—

Net assets	$475,258,641	$1,754,888,151	$370,095,618
Shares authorized	20,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	36,950,442	136,701,473	29,797,931
Net asset value and redemption price per share	$12.86	$12.84	$12.42

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value+*	$4,003,810,676	$179,101,699
Short-term investments at fair value†	149,638,929	11,443,751
Cash	961,179	349,986
Cash collateral for futures contracts	12,295,209	468,282
Receivables:
Investment securities sold	419,342	132,719
Fund shares sold	1,471,156	73,739
Dividends	2,089,762	175,378
Interest	281	47
Foreign tax reclaims	–	3,498
Variation margin on futures contracts	783,769	6,685
Other assets	19,887	1,464
Total assets	4,171,490,190	191,757,248

LIABILITIES:
Payable for investment securities purchased	–	367,107
Payable for fund shares redeemed	81,661	1,071
Payable upon receipt of securities loaned	581,929	7,317,751
Payable for unified fees	498,509	22,111
Payable to directors/ trustees under the deferred compensation plan (Note 5)	19,887	1,464
Total liabilities	1,181,986	7,709,504
NET ASSETS	$4,170,308,204	$184,047,744

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,573,709,621	$151,042,789
Total distributable earnings	1,596,598,583	33,004,955
NET ASSETS	$4,170,308,204	$184,047,744

+ Including securities loaned at value	$560,091	$7,104,413
* Cost of investments in securities	$2,673,716,645	$153,972,483
† Cost of short-term investments	$149,638,929	$11,443,751

Net assets	$4,170,308,204	$184,047,744
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	269,519,484	18,310,025
Net asset value and redemption price per share	$15.47	$10.05

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,986,478	$32,232,325	$3,803,819
Dividends from affiliates	—	—	3,344
Interest	11,548	21,273	3,106
Securities lending income, net	15,223	127,810	6,843
Other	1,650	6,377	1,837
Total investment income	7,014,899	32,387,785	3,818,949
EXPENSES:
Unified fees	335,261	1,243,441	335,579
Directors fees	17,297	68,247	20,980
Miscellaneous expense	—	—	—
Interest expense	—	23,620	498
Total expenses	352,558	1,335,308	357,057
Net investment income	6,662,341	31,052,477	3,461,892
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	1,543,848	5,738,194	7,920,237
Sale of investments in affiliates	—	—	(12,975)
Forward foreign currency contracts	2,877	—	—
Foreign currency related transactions	35,952	(63,314)	—
Futures	355,032	3,858,606	(160,013)
Net realized gain	1,937,709	9,533,486	7,747,249
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	58,481,045	270,653,342	(1,143,876)
Affiliates	—	—	8,968
Forward foreign currency contracts	(13)	—	—
Foreign currency related transactions	35,986	794,694	—
Futures	498,246	1,679,317	110,580
Net change in unrealized appreciation (depreciation)	59,015,264	273,127,353	(1,024,328)
Net realized and unrealized gain	60,952,973	282,660,839	6,722,921
Increase in net assets resulting from operations	$67,615,314	$313,713,316	$10,184,813
* Foreign taxes withheld	$702,251	$3,538,613	$2,059
^ Foreign capital gains taxes withheld	$116,561	$—	$—
# Change in foreign capital gains taxes accrued	$616,482	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$26,115,565	$1,404,740
Interest	108,789	12,724
Securities lending income, net	1,890	42,876
Other	14,576	850
Total investment income	26,240,820	1,461,190
EXPENSES:
Unified fees	2,815,761	141,856
Director/ Trustee fees and expenses	172,653	9,199
Total expenses	2,988,414	151,055
Net investment income	23,252,406	1,310,135
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	26,219,006	9,574,002
Futures	1,519,790	(788,113)
Net realized gain	27,738,796	8,785,889
Net change in unrealized appreciation (depreciation) on:
Investments	186,520,586	(14,507,137)
Futures	6,088,865	451,054
Net change in unrealized appreciation (depreciation)	192,609,451	(14,056,083)
Net realized and unrealized gain (loss)	220,348,247	(5,270,194)
Increase (decrease) in net assets resulting from operations	$243,600,653	$(3,960,059)
* Foreign taxes withheld	$5,763	$3,092

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series EM Portfolio		Voya VACS Index Series I Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$6,662,341	$8,256,188	$31,052,477	$45,633,003
Net realized gain (loss)	1,937,709	(309,060)	9,533,486	(8,880,323)
Net change in unrealized appreciation (depreciation)	59,015,264	4,583,858	273,127,353	17,467,268
Increase in net assets resulting from operations	67,615,314	12,530,986	313,713,316	54,219,948

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,196,622)	(11,592,380)	(48,716,331)	(40,327,673)
Total distributions	(8,196,622)	(11,592,380)	(48,716,331)	(40,327,673)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,739,082	184,214,420	132,290,760	280,501,176
Reinvestment of distributions	8,196,622	11,592,380	48,716,331	40,327,673
	23,935,704	195,806,800	181,007,091	320,828,849
Cost of shares redeemed	(53,266,521)	(154,379,659)	(365,311,662)	(225,711,965)
Net increase (decrease) in net assets resulting from capital share transactions	(29,330,817)	41,427,141	(184,304,571)	95,116,884
Net increase in net assets	30,087,875	42,365,747	80,692,414	109,009,159

NET ASSETS:
Beginning of year or period	445,170,766	402,805,019	1,674,195,737	1,565,186,578
End of year or period	$475,258,641	$445,170,766	$1,754,888,151	$1,674,195,737

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series MC Portfolio		Voya VACS Index Series S Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$3,461,892	$6,828,761	$23,252,406	$48,672,279
Net realized gain	7,747,249	9,515,556	27,738,796	163,616,602
Net change in unrealized appreciation (depreciation)	(1,024,328)	46,632,191	192,609,451	630,877,613
Increase in net assets resulting from operations	10,184,813	62,976,508	243,600,653	843,166,494

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(18,518,071)	(6,315,232)	—	(66,236,266)
Total distributions	(18,518,071)	(6,315,232)	—	(66,236,266)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	97,209,191	221,351,678	425,604,192	577,006,751
Reinvestment of distributions	18,518,071	6,315,232	—	66,236,266
	115,727,262	227,666,910	425,604,192	643,243,017
Cost of shares redeemed	(201,536,742)	(197,023,868)	(233,186,359)	(1,174,487,050)
Net increase (decrease) in net assets resulting from capital share transactions	(85,809,480)	30,643,042	192,417,833	(531,244,033)
Net increase (decrease) in net assets	(94,142,738)	87,304,318	436,018,486	245,686,195

NET ASSETS:
Beginning of year or period	464,238,356	376,934,038	3,734,289,718	3,488,603,523
End of year or period	$370,095,618	$464,238,356	$4,170,308,204	$3,734,289,718

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series SC Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$1,310,135	$3,311,504
Net realized gain	8,785,889	19,239,001
Net change in unrealized appreciation (depreciation)	(14,056,083)	5,144,073
Increase (decrease) in net assets resulting from operations	(3,960,059)	27,694,578

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(23,581,657)	(8,073,821)
Total distributions	(23,581,657)	(8,073,821)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,947,584	43,077,563
Reinvestment of distributions	23,581,657	8,073,821
	43,529,241	51,151,384
Cost of shares redeemed	(68,367,029)	(250,972,455)
Net decrease in net assets resulting from capital share transactions	(24,837,788)	(199,821,071)
Net decrease in net assets	(52,379,504)	(180,200,314)

NET ASSETS:
Beginning of year or period	236,427,248	416,627,562
End of year or period	$184,047,744	$236,427,248

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya VACS Index Series EM Portfolio
06-30-25+	11.30	0.17•	1.61	1.78	0.22	0.00	*	—	0.22	—	12.86	15.92	0.16	0.16	0.16	2.98	475,259	2
12-31-24	11.00	0.27•	0.45	0.72	0.42	—		—	0.42	—	11.30	6.54	0.17	0.17	0.17	2.37	445,171	37
03-15-23(5)- 12-31-23	10.00	0.27•	0.73	1.00	—	—		—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
06-30-25+	10.99	0.22•	2.01	2.23	0.38	—		—	0.38	—	12.84	20.52	0.16	0.16	0.16	3.75	1,754,888	7
12-31-24	10.90	0.31•	0.06	0.37	0.28	—		—	0.28	—	10.99	3.34	0.16	0.16	0.16	2.77	1,674,196	6
02-03-23(5)- 12-31-23	10.00	0.28•	0.62	0.90	—	—		—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
06-30-25+	12.38	0.09•	0.46	0.55	0.19	0.32		—	0.51	—	12.42	4.73	0.16	0.16	0.16	1.55	370,096	28
12-31-24	10.88	0.17•	1.46	1.63	0.10	0.03		—	0.13	—	12.38	15.09	0.16	0.16	0.16	1.42	464,238	53
01-27-23(5)- 12-31-23	10.00	0.15•	0.73	0.88	—	—		—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
06-30-25+	14.58	0.09•	0.80	0.89	—	—		—	—	—	15.47	6.10	0.16	0.16	0.16	1.24	4,170,308	3
12-31-24	11.88	0.17•	2.76	2.93	0.17	0.06		—	0.23	—	14.58	24.78	0.16	0.16	0.16	1.28	3,734,290	6
01-27-23(5)- 12-31-23	10.00	0.16•	1.72	1.88	—	—		—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
06-30-25+	11.87	0.07•	(0.40)	(0.33)	0.28	1.21		—	1.49	—	10.05	(1.85)	0.16	0.16	0.16	1.39	184,048	15
12-31-24	11.01	0.13•	1.07	1.20	0.22	0.12		—	0.34	—	11.87	11.18	0.16	0.16	0.16	1.18	236	17
01-20-23(5)- 12-31-23	10.00	0.14•	0.87	1.01	—	—		—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	417	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Portfolio is calculated by taking the value of each Portfolio’s assets, subtracting each Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax or excise tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2025, the maximum amount of loss that VACS Index Series EM Portfolio would incur if its counterparties failed to perform would be $11 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2025. There was no collateral pledged by any counterparty at June 30, 2025 to any Portfolio.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2025, the following Portfolio had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$13,115	$—

The above Portfolio entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. For the period ended June 30, 2025, no other Portfolio entered into forward foreign currency contracts.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2025, the Portfolios had average notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$8,157,070
Series I	36,103,805
Series MC	1,424,720
Series S	99,782,754
Series SC	5,973,445

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2025.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were, as follows:

	Purchases	Sales
Series EM	$8,983,527	$34,682,502
Series I	108,189,164	302,250,217
Series MC	127,582,861	228,385,517
Series S	215,850,641	115,529,791
Series SC	27,788,891	72,459,942

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2025 Portfolio	Series EM	6.01%
	Series I	5.20
	Series S	5.12
Voya Index Solution 2030 Portfolio	Series EM	7.16
	Series I	8.17
	Series MC	9.26
	Series S	8.44
	Series SC	10.75
Voya Index Solution 2035 Portfolio	Series EM	15.63
	Series I	16.69
	Series MC	15.71
	Series S	17.14
	Series SC	18.24
Voya Index Solution 2040 Portfolio	Series EM	12.44
	Series I	13.25
	Series MC	13.14
	Series S	12.48
	Series SC	11.88
Voya Index Solution 2045 Portfolio	Series EM	18.95
	Series I	17.85
	Series MC	18.81
	Series S	17.94
	Series SC	15.31
Voya Index Solution 2050 Portfolio	Series EM	12.68
	Series I	12.47
	Series MC	12.58
	Series S	12.57
	Series SC	15.36
Voya Index Solution 2055 Portfolio	Series EM	12.73
	Series I	12.78
	Series MC	13.90
	Series S	12.62
	Series SC	15.43
Voya Index Solution 2060 Portfolio	Series EM	8.29
	Series I	8.32
	Series MC	9.04
	Series S	8.21
	Series SC	10.04

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/ trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/ trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

and Liabilities. Deferral of directors'/ trustees' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with fund’s that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended June 30, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series I	3	$53,178,667	5.33%
Series MC	4	840,750	5.33

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Series EM
6/30/2025	1,326,322	—	691,698	(4,473,900)	—	(2,455,880)	15,739,082	—	8,196,622	(53,266,521)	—	(29,330,817)
12/31/2024	15,740,229	—	1,025,874	(13,974,422)	—	2,791,681	184,214,420	—	11,592,380	(154,379,659)	—	41,427,141
Series I
6/30/2025	10,763,564	—	4,049,570	(30,390,416)	—	(15,577,282)	132,290,760	—	48,716,331	(365,311,662)	—	(184,304,571)
12/31/2024	24,902,054	—	3,559,371	(19,797,973)	—	8,663,452	280,501,176	—	40,327,673	(225,711,965)	—	95,116,884
Series MC
6/30/2025	7,859,346	—	1,586,810	(17,135,898)	—	(7,689,742)	97,209,191	—	18,518,071	(201,536,742)	—	(85,809,480)
12/31/2024	19,026,580	—	553,482	(16,732,588)	—	2,847,474	221,351,678	—	6,315,232	(197,023,868)	—	30,643,042
Series S
6/30/2025	29,551,093	—	—	(16,103,025)	—	13,448,068	425,604,192	—	—	(233,186,359)	—	192,417,833
12/31/2024	44,097,221	—	4,768,630	(86,381,455)	—	(37,515,604)	577,006,751	—	66,236,266	(1,174,487,050)	—	(531,244,033)
Series SC
6/30/2025	1,839,597	—	2,524,803	(5,966,086)	—	(1,601,686)	19,947,584	—	23,581,657	(68,367,029)	—	(24,837,788)
12/31/2024	3,782,499	—	741,398	(22,467,427)	—	(17,943,530)	43,077,563	—	8,073,821	(250,972,455)	—	(199,821,071)

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Series EM

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$65,910	$(65,910)	$—
Citigroup Global Markets Limited	917,859	(917,859)	—
Jefferies International Ltd	801,827	(801,827)	—
JP Morgan Securities Plc.	61,344	(61,344)	—
Merrill Lynch International	1,587,493	(1,587,493)	—
Mizuho Securities USA LLC.	170,221	(170,221)	—
State Street Bank and Trust Company	475,142	(475,142)	—
Total	$4,079,796	$(4,079,796)	$—

(1)	Cash collateral with a fair value of $4,314,840 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$41,632	$(41,632)	$—
Citigroup Global Markets Limited	9,543,646	(9,543,646)	—
Goldman, Sachs & Co. LLC	198,530	(198,530)	—
Jefferies International Ltd	1,225,561	(1,225,561)	—
Jefferies LLC	1,100,802	(1,100,802)	—
JP Morgan Securities Plc.	10,442,223	(10,442,223)	—
Merrill Lynch International	5,007,237	(5,007,237)	—
State Street Bank and Trust Company	25,929,858	(25,929,858)	—
Total	$53,489,489	$(53,489,489)	$—

(1)	Cash collateral with a fair value of $57,377,907 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$434,169	$(434,169)	$—
Goldman, Sachs & Co. LLC	133,445	(133,445)	—
J.P. Morgan Securities LLC	212,523	(212,523)	—
Janney Montgomery Scott LLC	220,672	(220,672)	—
Jefferies LLC	32,133	(32,133)	—
Mizuho Securities USA LLC.	29,172	(29,172)	—
State Street Bank and Trust Company	134,490	(134,490)	—
Total	$1,196,604	$(1,196,604)	$—

(1)	Cash collateral with a fair value of $1,234,552 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series S
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$560,091	$(560,091)	$—
Total	$560,091	$(560,091)	$—

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

(1)	Cash collateral with a fair value of $581,929 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series SC
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$2,465,264	$(2,465,264)	$—
Citadel Clearing LLC	156,594	(156,594)	—
Citadel Securities LLC	9,236	(9,236)	—
J.P. Morgan Securities LLC	2,335,104	(2,335,104)	—
Janney Montgomery Scott LLC	110,447	(110,447)	—
Jefferies LLC	827,808	(827,808)	—
Mizuho Securities USA LLC.	161,596	(161,596)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$615,981	$(615,981)	$—
Wells Fargo Securities LLC	422,383	(422,383)	—
Total	$7,104,413	$(7,104,413)	$—

(1)	Cash collateral with a fair value of $7,317,751 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024		Period Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income
Series EM	$11,592,380	$—	$—
Series I	40,327,673	—	—
Series MC	5,971,381	343,851	—
Series S	60,331,482	5,904,784	—
Series SC	7,731,770	342,051	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024, were:

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Series EM	$8,127,019	$66,303	$19,420,737	$—	—	$(2,298,159)	$25,315,900
Series I	48,714,284	—	106,251,723	(3,064,049)	Short-term	—	141,700,926
				(10,201,032)	Long-term
				$(13,265,081)
Series MC	11,513,911	7,147,835	69,542,507	—	—	—	88,204,253
Series S	68,473,491	143,362,996	1,141,161,443	—	—	—	1,352,997,930
Series SC	9,354,035	14,292,702	36,899,934	—	—	—	60,546,671

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of June 30, 2025, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes,tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — SEGMENT REPORTING (continued)

280)  – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolio declared dividends and distributions of:

		Per Share Amounts
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Series S	$0.1785	$0.0759	$0.5326	July 15, 2025	July 14, 2025

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Brazil: 3.2%
252,108	Ambev SA	$616,686	0.1
285,374	B3 SA - Brasil Bolsa Balcao	763,715	0.2
76,336	Banco Bradesco SA	203,306	0.0
63,771	Banco BTG Pactual SA	495,909	0.1
91,104	Banco do Brasil SA	371,754	0.1
35,928	BB Seguridade Participacoes SA	237,201	0.1
27,200	BRF SA	101,028	0.0
29,200	Caixa Seguridade Participacoes S/A	78,897	0.0
63,768	Centrais Eletricas Brasileiras SA	472,882	0.1
25,846	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	569,001	0.1
12,902	CPFL Energia SA	96,650	0.0
38,000	Embraer SA	539,810	0.1
15,058	Energisa S/A	134,447	0.0
14,500 (1)	Eneva SA	36,723	0.0
2,500	Engie Brasil Energia SA	20,936	0.0
65,370	Equatorial Energia SA	436,875	0.1
44,687	Klabin SA	152,491	0.0
49,780	Localiza Rent a Car SA	373,733	0.1
56,977	Motiva Infraestrutura de Mobilidade SA	145,245	0.0
49,267 (1)	Natura & Co. Holding SA	100,201	0.0
172,119 (1)	NU Holdings Ltd./Cayman Islands - Class A	2,361,473	0.5
202,985	Petroleo Brasileiro SA	1,270,267	0.3
45,334 (1)	PRIO SA/Brazil	353,120	0.1
69,761	Raia Drogasil SA	194,526	0.0
43,360 (2)	Rede D’Or Sao Luiz SA	282,437	0.1
68,594	Rumo SA	234,198	0.1
38,064	Suzano SA	359,125	0.1
44,340	Telefonica Brasil SA	252,912	0.1
47,263	TIM SA/Brazil	190,423	0.0
31,148	Totvs SA	242,563	0.1
41,520	Ultrapar Participacoes SA	134,194	0.0
195,933	Vale SA - Foreign	1,900,511	0.4
55,052	Vibra Energia SA	220,285	0.0
92,803	WEG SA	730,044	0.2
20,815	XP, Inc. - Class A	420,463	0.1
		15,094,031	3.2
	Chile: 0.4%
2,461,437	Banco de Chile	372,270	0.1
4,754	Banco de Credito e Inversiones SA	200,749	0.1
3,563,986	Banco Santander Chile	223,833	0.1
68,287	Cencosud SA	232,357	0.1
62,767	Empresas CMPC SA	95,940	0.0
21,255	Empresas Copec SA	144,738	0.0
1,102,410	Enel Americas SA	107,386	0.0
1,587,605	Enel Chile SA	117,551	0.0
26,447	Falabella SA	140,521	0.0
8,669,340	Latam Airlines Group SA	175,504	0.0
		1,810,849	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: 28.2%
44,000	AAC Technologies Holdings, Inc.	$228,925	0.1
2,718 (1)	Advanced Micro-Fabrication Equipment, Inc. China - Class A	69,218	0.0
14,000	AECC Aviation Power Co. Ltd. - Class A	75,346	0.0
326,600	Agricultural Bank of China Ltd. - Class A	268,060	0.1
1,450,000	Agricultural Bank of China Ltd. - Class H	1,036,196	0.2
40,191	Aier Eye Hospital Group Co. Ltd. - Class A	70,040	0.0
8,000	Airtac International Group	238,185	0.1
34,000 (1)(2)	Akeso, Inc.	400,115	0.1
922,000	Alibaba Group Holding Ltd.	13,051,785	2.8
318,000 (1)(3)	Alibaba Health Information Technology Ltd.	193,000	0.1
86,500	Aluminum Corp. of China Ltd. - Class A	85,167	0.0
184,000	Aluminum Corp. of China Ltd. - Class H	124,401	0.0
25,400	Anhui Conch Cement Co. Ltd. - Class A	76,139	0.0
61,500	Anhui Conch Cement Co. Ltd. - Class H	156,672	0.0
7,443	Anhui Gujing Distillery Co. Ltd. - Class B	99,611	0.0
9,600	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	53,675	0.0
70,600	ANTA Sports Products Ltd.	854,245	0.2
3,784	Autohome, Inc., ADR	97,589	0.0
156,000	AviChina Industry & Technology Co. Ltd. - Class H	88,263	0.0
123,150 (1)	Baidu, Inc. - Class A	1,319,790	0.3
94,700	Bank of Beijing Co. Ltd. - Class A	90,284	0.0
157,700	Bank of China Ltd. - Class A	123,717	0.0
3,792,000	Bank of China Ltd. - Class H	2,207,558	0.5
171,800	Bank of Communications Co. Ltd. - Class A	191,857	0.1
437,000	Bank of Communications Co. Ltd. - Class H	407,218	0.1
29,600	Bank of Hangzhou Co. Ltd. - Class A	69,496	0.0
76,300	Bank of Jiangsu Co. Ltd. - Class A	127,165	0.0
49,600	Bank of Nanjing Co. Ltd. - Class A	80,443	0.0
27,900	Bank of Ningbo Co. Ltd. - Class A	106,567	0.0
67,700	Bank of Shanghai Co. Ltd. - Class A	100,254	0.0

See Accompanying Notes to Financial Statements

21

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
96,000	Baoshan Iron & Steel Co. Ltd. - Class A	$88,298	0.0
29,500	Beijing Enterprises Holdings Ltd.	121,635	0.0
226,000	Beijing Enterprises Water Group Ltd.	68,253	0.0
1,811	Beijing Kingsoft Office Software, Inc. - Class A	70,816	0.0
178,800	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	143,572	0.0
45,100 (1)	BeOne Medicines Ltd.	853,159	0.2
12,860 (1)(3)	Bilibili, Inc. - Class Z	276,030	0.1
11,100 (2)	BOC Aviation Ltd.	92,035	0.0
201,600	BOE Technology Group Co. Ltd. - Class A	112,308	0.0
222,000	Bosideng International Holdings Ltd.	131,572	0.0
7,300	BYD Co. Ltd. - Class A	338,381	0.1
195,000	BYD Co. Ltd. - Class H	3,036,156	0.7
44,500	BYD Electronic International Co. Ltd.	181,125	0.1
39,000	C&D International Investment Group Ltd.	79,251	0.0
1,469 (1)	Cambricon Technologies Corp. Ltd. - Class A	123,411	0.0
662,000 (2)	CGN Power Co. Ltd. - Class H	225,688	0.1
13,100	Chaozhou Three-Circle Group Co. Ltd. - Class A	61,131	0.0
481,000	China CITIC Bank Corp. Ltd. - Class H	458,576	0.1
116,000 (3)	China Coal Energy Co. Ltd. - Class H	134,294	0.0
140,000	China Communications Services Corp. Ltd. - Class H	75,999	0.0
62,200	China Construction Bank Corp. - Class A	81,970	0.0
5,136,000	China Construction Bank Corp. - Class H	5,197,358	1.1
19,600	China CSSC Holdings Ltd. - Class A	89,023	0.0
107,400 (1)	China Eastern Airlines Corp. Ltd. - Class A	60,428	0.0
200,900	China Energy Engineering Corp. Ltd. - Class A	62,544	0.0
269,400	China Everbright Bank Co. Ltd. - Class A	156,086	0.0
39,000 (3)	China Everbright Bank Co. Ltd. - Class H	19,475	0.0
201,000 (2)	China Feihe Ltd.	146,618	0.0
39,900	China Galaxy Securities Co. Ltd. - Class A	95,562	0.0
176,000	China Galaxy Securities Co. Ltd. - Class H	198,850	0.1
152,400	China Gas Holdings Ltd.	142,538	0.0
158,000 (3)	China Hongqiao Group Ltd.	363,811	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
93,600 (2)	China International Capital Corp. Ltd. - Class H	$212,218	0.1
14,100	China Life Insurance Co. Ltd. - Class A	81,070	0.0
392,000	China Life Insurance Co. Ltd. - Class H	945,883	0.2
23,800 (1)(2)	China Literature Ltd.	90,874	0.0
177,000	China Longyuan Power Group Corp. Ltd. - Class H	159,717	0.0
175,000	China Mengniu Dairy Co. Ltd.	360,714	0.1
75,400	China Merchants Bank Co. Ltd. - Class A	483,761	0.1
204,000	China Merchants Bank Co. Ltd. - Class H	1,431,052	0.3
68,810	China Merchants Port Holdings Co. Ltd.	125,349	0.0
36,500	China Merchants Securities Co. Ltd. - Class A	89,624	0.0
41,100	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	50,321	0.0
163,612	China Minsheng Banking Corp. Ltd. - Class A	108,489	0.0
322,500	China Minsheng Banking Corp. Ltd. - Class H	182,942	0.1
194,000	China National Building Material Co. Ltd. - Class H	92,857	0.0
76,200	China National Nuclear Power Co. Ltd. - Class A	99,170	0.0
21,800	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	75,795	0.0
108,000	China Oilfield Services Ltd. - Class H	88,725	0.0
212,500 (3)	China Overseas Land & Investment Ltd.	370,429	0.1
31,600	China Pacific Insurance Group Co. Ltd. - Class A	165,527	0.0
137,800	China Pacific Insurance Group Co. Ltd. - Class H	474,083	0.1
148,600	China Petroleum & Chemical Corp. - Class A	117,002	0.0
1,284,000	China Petroleum & Chemical Corp. - Class H	673,610	0.2
249,000 (3)	China Power International Development Ltd.	94,903	0.0
103,400	China Railway Group Ltd. - Class A	80,987	0.0
202,000	China Railway Group Ltd. - Class H	96,975	0.0
90,000	China Resources Beer Holdings Co. Ltd.	287,890	0.1
50,500	China Resources Gas Group Ltd.	129,279	0.0

See Accompanying Notes to Financial Statements

22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
175,000	China Resources Land Ltd.	$595,838	0.1
8,800	China Resources Microelectronics Ltd. - Class A	57,942	0.0
38,600 (2)	China Resources Mixc Lifestyle Services Ltd.	187,536	0.1
110,000 (2)	China Resources Pharmaceutical Group Ltd.	71,811	0.0
108,000 (3)	China Resources Power Holdings Co. Ltd.	260,952	0.1
356,000 (1)(3)	China Ruyi Holdings Ltd.	114,737	0.0
28,300	China Shenhua Energy Co. Ltd. - Class A	160,175	0.0
179,000	China Shenhua Energy Co. Ltd. - Class H	695,578	0.2
68,700 (1)	China Southern Airlines Co. Ltd. - Class A	56,586	0.0
157,700	China State Construction Engineering Corp. Ltd. - Class A	127,045	0.0
110,000	China State Construction International Holdings Ltd.	166,025	0.0
79,400	China Taiping Insurance Holdings Co. Ltd.	155,390	0.0
141,300	China Three Gorges Renewables Group Co. Ltd. - Class A	84,026	0.0
8,800	China Tourism Group Duty Free Corp. Ltd. - Class A	74,932	0.0
252,800 (2)	China Tower Corp. Ltd. - Class H	362,435	0.1
135,100	China United Network Communications Ltd. - Class A	100,745	0.0
61,800 (1)	China Vanke Co. Ltd. - Class A	55,393	0.0
104,600 (1)(3)	China Vanke Co. Ltd. - Class H	65,253	0.0
83,800	China Yangtze Power Co. Ltd. - Class A	352,514	0.1
39,500 (1)	Chongqing Changan Automobile Co. Ltd. - Class A	70,363	0.0
115,000	Chongqing Rural Commercial Bank Co. Ltd. - Class H	97,204	0.0
116,000 (3)	Chow Tai Fook Jewellery Group Ltd.	198,902	0.1
165,000	CITIC Ltd.	227,182	0.1
52,000	CITIC Securities Co. Ltd. - Class A	200,530	0.1
80,500	CITIC Securities Co. Ltd. - Class H	244,172	0.1
102,500	CMOC Group Ltd. - Class A	120,581	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
174,000	CMOC Group Ltd. - Class H	$177,580	0.1
15,080	Contemporary Amperex Technology Co. Ltd. - Class A	531,605	0.1
4,100 (1)(3)	Contemporary Amperex Technology Co. Ltd. - Class H	171,940	0.0
66,000	COSCO SHIPPING Holdings Co. Ltd. - Class A	138,633	0.0
138,500	COSCO SHIPPING Holdings Co. Ltd. - Class H	241,117	0.1
117,800	CRRC Corp. Ltd. - Class A	115,817	0.0
201,000	CRRC Corp. Ltd. - Class H	121,465	0.0
19,900	CSC Financial Co. Ltd. - Class A	66,819	0.0
466,000	CSPC Pharmaceutical Group Ltd.	458,386	0.1
80,400	Daqin Railway Co. Ltd. - Class A	74,097	0.0
57,040	East Money Information Co. Ltd. - Class A	184,310	0.1
2,450	Eastroc Beverage Group Co. Ltd. - Class A	107,396	0.0
43,700	ENN Energy Holdings Ltd.	350,824	0.1
2,800	Eoptolink Technology, Inc. Ltd. - Class A	49,936	0.0
1,260	Eoptolink Technology, Inc. Ltd. - Class A	22,471	0.0
10,000	Eve Energy Co. Ltd. - Class A	63,978	0.0
24,100	Everbright Securities Co. Ltd. - Class A	60,506	0.0
114,000	Far East Horizon Ltd.	99,043	0.0
71,400	Focus Media Information Technology Co. Ltd. - Class A	72,778	0.0
18,420	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	100,102	0.0
143,000	Fosun International Ltd.	85,201	0.0
49,700	Founder Securities Co. Ltd. - Class A	54,899	0.0
47,500	Foxconn Industrial Internet Co. Ltd. - Class A	142,435	0.0
12,100	Fuyao Glass Industry Group Co. Ltd. - Class A	96,253	0.0
30,000 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	214,362	0.1
1,248,000 (1)(3)	GCL Technology Holdings Ltd.	159,403	0.0
85,500	GD Power Development Co. Ltd. - Class A	57,784	0.0
334,000	Geely Automobile Holdings Ltd.	681,762	0.2

See Accompanying Notes to Financial Statements

23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
66,000 (1)	Genscript Biotech Corp.	$124,882	0.0
17,400 (2)	Giant Biogene Holding Co. Ltd.	128,401	0.0
4,300 (1)	GigaDevice Semiconductor, Inc. - Class A	75,992	0.0
18,600	GoerTek, Inc. - Class A	60,600	0.0
139,500 (1)	Great Wall Motor Co. Ltd. - Class H	215,396	0.1
12,600	Gree Electric Appliances, Inc. of Zhuhai - Class A	79,023	0.0
8,400	Guangdong Haid Group Co. Ltd. - Class A	68,687	0.0
166,000 (3)	Guangdong Investment Ltd.	139,097	0.0
38,200	Guosen Securities Co. Ltd. - Class A	61,437	0.0
72,578	Guotai Junan Securities Co. Ltd. - Class A	194,247	0.1
81,592 (2)	Guotai Junan Securities Co. Ltd. - Class H	131,233	0.0
11,257	H World Group Ltd., ADR	381,837	0.1
93,000 (2)	Haidilao International Holding Ltd.	177,311	0.1
29,800	Haier Smart Home Co. Ltd. - Class A	103,121	0.0
126,200	Haier Smart Home Co. Ltd. - Class H	362,648	0.1
36,000	Haitian International Holdings Ltd.	93,753	0.0
66,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	250,820	0.1
18,000	Henan Shuanghui Investment & Development Co. Ltd. - Class A	61,332	0.0
36,500	Hengan International Group Co. Ltd.	105,054	0.0
37,200	Hengli Petrochemical Co. Ltd. - Class A	74,043	0.0
23,000 (3)	Hisense Home Appliances Group Co. Ltd. - Class H	62,831	0.0
2,100	Hithink RoyalFlush Information Network Co. Ltd. - Class A	80,076	0.0
37,000 (2)(3)	Hua Hong Semiconductor Ltd.	164,395	0.0
10,400	Huadong Medicine Co. Ltd. - Class A	58,592	0.0
278,000	Huaneng Power International, Inc. - Class H	179,304	0.1
44,700	Huatai Securities Co. Ltd. - Class A	111,199	0.0
64,400 (2)	Huatai Securities Co. Ltd. - Class H	130,969	0.0
63,400	Huaxia Bank Co. Ltd. - Class A	70,002	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
8,355	Hygon Information Technology Co. Ltd. - Class A	$164,976	0.0
7,800	IEIT Systems Co. Ltd. - Class A	55,526	0.0
11,300	Iflytek Co. Ltd. - Class A	75,544	0.0
245,300	Industrial & Commercial Bank of China Ltd. - Class A	259,902	0.1
3,469,000	Industrial & Commercial Bank of China Ltd. - Class H	2,754,579	0.6
76,300	Industrial Bank Co. Ltd. - Class A	248,610	0.1
285,800	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	71,426	0.0
26,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	104,341	0.0
67,100	Inner Mongolia Yitai Coal Co. Ltd. - Class B	132,975	0.0
68,000 (1)(2)	Innovent Biologics, Inc.	681,678	0.2
11,900	JCET Group Co. Ltd. - Class A	55,983	0.0
63,100 (1)(2)	JD Health International, Inc.	347,544	0.1
107,500 (1)(2)	JD Logistics, Inc.	180,726	0.1
131,600	JD.com, Inc. - Class A	2,149,332	0.5
72,000	Jiangsu Expressway Co. Ltd. - Class H	101,719	0.0
6,800	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	68,393	0.0
24,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	177,478	0.1
7,000	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	63,084	0.0
77,000	Jiangxi Copper Co. Ltd. - Class H	149,891	0.0
14,909 (1)	Kanzhun Ltd., ADR	265,977	0.1
111,900	KE Holdings, Inc. - Class A	667,810	0.2
169,000 (1)	Kingdee International Software Group Co. Ltd.	334,025	0.1
52,800	Kingsoft Corp. Ltd.	275,962	0.1
145,900 (1)(2)	Kuaishou Technology	1,184,356	0.3
11,600	Kuang-Chi Technologies Co. Ltd. - Class A	64,714	0.0
212,000	Kunlun Energy Co. Ltd.	206,062	0.1
4,200	Kweichow Moutai Co. Ltd. - Class A	826,761	0.2
448,000	Lenovo Group Ltd.	541,271	0.1
26,000	Lens Technology Co. Ltd. - Class A	81,029	0.0
67,000 (1)	Li Auto, Inc. - Class A	914,483	0.2
129,500	Li Ning Co. Ltd.	280,648	0.1
112,500 (2)(3)	Longfor Group Holdings Ltd.	133,310	0.0

See Accompanying Notes to Financial Statements

24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
41,000	LONGi Green Energy Technology Co. Ltd. - Class A	$85,987	0.0
28,000	Luxshare Precision Industry Co. Ltd. - Class A	135,668	0.0
5,943	Luzhou Laojiao Co. Ltd. - Class A	94,123	0.0
264,600 (1)(2)	Meituan - Class B	4,256,367	0.9
13,600	Midea Group Co. Ltd. - Class A	137,088	0.0
16,000	Midea Group Co. Ltd. - Class H	152,119	0.0
22,200	MINISO Group Holding Ltd.	101,153	0.0
233,600 (1)(3)	MMG Ltd.	114,442	0.0
5,843	Montage Technology Co. Ltd. - Class A	66,918	0.0
21,100	Muyuan Foods Co. Ltd. - Class A	123,776	0.0
33,500	NARI Technology Co. Ltd. - Class A	104,828	0.0
2,200	NAURA Technology Group Co. Ltd. - Class A	135,877	0.0
94,700	NetEase, Inc.	2,552,105	0.6
13,000	New China Life Insurance Co. Ltd. - Class A	106,257	0.0
45,900	New China Life Insurance Co. Ltd. - Class H	251,337	0.1
72,000	New Oriental Education & Technology Group, Inc.	388,818	0.1
7,845	Ningbo Tuopu Group Co. Ltd. - Class A	51,655	0.0
34,900	Ningxia Baofeng Energy Group Co. Ltd. - Class A	78,608	0.0
84,740 (1)	NIO, Inc. - Class A	290,006	0.1
111,800 (2)	Nongfu Spring Co. Ltd. - Class H	573,511	0.1
52,400	Orient Securities Co. Ltd./ China - Class A	70,834	0.0
37,457 (1)	PDD Holdings, Inc., ADR	3,920,250	0.8
520,000	People’s Insurance Co. Group of China Ltd. - Class H	396,916	0.1
104,500	PetroChina Co. Ltd. - Class A	124,711	0.0
1,126,000	PetroChina Co. Ltd. - Class H	970,361	0.2
382,000	PICC Property & Casualty Co. Ltd. - Class H	742,293	0.2
80,300	Ping An Bank Co. Ltd. - Class A	135,301	0.0
44,300	Ping An Insurance Group Co. of China Ltd. - Class A	343,289	0.1
349,500	Ping An Insurance Group Co. of China Ltd. - Class H	2,230,970	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
52,700	Poly Developments and Holdings Group Co. Ltd. - Class A	$59,578	0.0
29,200 (2)	Pop Mart International Group Ltd.	994,820	0.2
142,300	Postal Savings Bank of China Co. Ltd. - Class A	108,671	0.0
403,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	281,787	0.1
91,600	Power Construction Corp. of China Ltd. - Class A	62,285	0.0
6,188	Qifu Technology, Inc., ADR	268,312	0.1
35,000 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	83,392	0.0
56,300	Rongsheng Petrochemical Co. Ltd. - Class A	65,059	0.0
34,700	SAIC Motor Corp. Ltd. - Class A	77,708	0.0
38,200	Sanan Optoelectronics Co. Ltd. - Class A	66,247	0.0
37,700	Sany Heavy Industry Co. Ltd. - Class A	94,488	0.0
33,400	SDIC Power Holdings Co. Ltd. - Class A	68,641	0.0
5,600	Seres Group Co. Ltd. - Class A	104,972	0.0
19,700	SF Holding Co. Ltd. - Class A	134,149	0.0
37,700	Shaanxi Coal Industry Co. Ltd. - Class A	101,270	0.0
23,200	Shandong Gold Mining Co. Ltd. - Class A	104,201	0.0
33,750 (2)(3)	Shandong Gold Mining Co. Ltd. - Class H	118,417	0.0
146,400	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	114,089	0.0
75,025	Shanghai Baosight Software Co. Ltd. - Class B	101,690	0.0
54,500 (1)	Shanghai Electric Group Co. Ltd. - Class A	56,277	0.0
15,600	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	54,628	0.0
109,600	Shanghai Pudong Development Bank Co. Ltd. - Class A	212,412	0.1
3,624	Shanghai United Imaging Healthcare Co. Ltd. - Class A	64,618	0.0
4,600	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	113,322	0.0
900	Shennan Circuits Co. Ltd. - Class A	13,569	0.0

See Accompanying Notes to Financial Statements

25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
131,900	Shenwan Hongyuan Group Co. Ltd. - Class A	$92,449	0.0
6,800	Shenzhen Inovance Technology Co. Ltd. - Class A	61,309	0.0
4,500	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	141,235	0.0
45,600	Shenzhou International Group Holdings Ltd.	325,955	0.1
24,300	Sichuan Chuantou Energy Co. Ltd. - Class A	54,385	0.0
18,000	Silergy Corp.	219,262	0.1
74,800	Sinopharm Group Co. Ltd. - Class H	175,590	0.1
38,000	Sinotruk Hong Kong Ltd.	111,002	0.0
103,000 (2)(3)	Smoore International Holdings Ltd.	239,709	0.1
9,100	Sungrow Power Supply Co. Ltd. - Class A	86,116	0.0
40,200	Sunny Optical Technology Group Co. Ltd.	357,036	0.1
22,880 (1)	TAL Education Group, ADR	233,834	0.1
36,030	TBEA Co. Ltd. - Class A	60,008	0.0
112,840	TCL Technology Group Corp. - Class A	68,200	0.0
346,800	Tencent Holdings Ltd.	22,346,271	4.7
41,049	Tencent Music Entertainment Group, ADR	800,045	0.2
108,000	Tingyi Cayman Islands Holding Corp.	158,546	0.0
72,000	Tongcheng Travel Holdings Ltd.	180,068	0.1
23,700 (1)	Tongwei Co. Ltd. - Class A	55,429	0.0
56,000	TravelSky Technology Ltd. - Class H	75,060	0.0
33,600	Trip.com Group Ltd.	1,967,768	0.4
36,000	Tsingtao Brewery Co. Ltd. - Class H	235,514	0.1
17,400	Unisplendour Corp. Ltd. - Class A	58,310	0.0
18,943	Vipshop Holdings Ltd., ADR	285,092	0.1
13,400	Wanhua Chemical Group Co. Ltd. - Class A	101,522	0.0
258,000	Want Want China Holdings Ltd.	180,446	0.1
48,500	Weichai Power Co. Ltd. - Class A	104,183	0.0
92,000	Weichai Power Co. Ltd. - Class H	187,314	0.1
32,800	Wens Foodstuffs Group Co. Ltd. - Class A	78,222	0.0
5,900	Will Semiconductor Co. Ltd. Shanghai - Class A	105,235	0.0
13,500	Wuliangye Yibin Co. Ltd. - Class A	224,120	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
10,000	WuXi AppTec Co. Ltd. - Class A	$97,132	0.0
15,800 (2)(3)	WuXi AppTec Co. Ltd. - Class H	158,954	0.0
190,500 (1)(2)	Wuxi Biologics Cayman, Inc.	625,965	0.1
55,800	XCMG Construction Machinery Co. Ltd. - Class A	60,533	0.0
919,000 (1)(2)	Xiaomi Corp. - Class B	7,074,220	1.5
272,000 (3)	Xinyi Solar Holdings Ltd.	86,587	0.0
67,400 (1)	XPeng, Inc. - Class A	603,340	0.1
70,000 (2)	Yadea Group Holdings Ltd.	112,320	0.0
203,200	Yankuang Energy Group Co. Ltd. - Class H	202,260	0.1
20,515	Yum China Holdings, Inc.	917,226	0.2
10,200	Yunnan Baiyao Group Co. Ltd. - Class A	79,441	0.0
2,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	80,964	0.0
95,500 (3)	Zhaojin Mining Industry Co. Ltd. - Class H	251,029	0.1
98,600	Zhejiang Expressway Co. Ltd. - Class H	90,808	0.0
14,200	Zhejiang Juhua Co. Ltd. - Class A	56,909	0.0
28,600 (1)(2)	Zhejiang Leapmotor Technology Co. Ltd.	199,804	0.1
19,200	Zhejiang NHU Co. Ltd. - Class A	57,006	0.0
4,620	Zhongji Innolight Co. Ltd. - Class A	94,628	0.0
27,800	Zhongjin Gold Corp. Ltd. - Class A	57,223	0.0
46,000	Zhongsheng Group Holdings Ltd.	71,148	0.0
31,000	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	125,003	0.0
88,000	Zijin Mining Group Co. Ltd. - Class A	240,769	0.1
298,000	Zijin Mining Group Co. Ltd. - Class H	766,400	0.2
22,700	ZTE Corp. - Class A	103,149	0.0
35,800 (3)	ZTE Corp. - Class H	111,318	0.0
23,250	ZTO Express Cayman, Inc.	411,644	0.1
		133,882,511	28.2
	Colombia: 0.1%
13,173	Grupo Cibest SA	164,451	0.1
23,247	Interconexion Electrica SA ESP	112,557	0.0
		277,008	0.1
	Czechia: 0.2%
8,383	CEZ AS	492,429	0.1
4,196	Komercni Banka AS	203,057	0.1
17,998 (2)	Moneta Money Bank AS	124,136	0.0
		819,622	0.2

See Accompanying Notes to Financial Statements

26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Egypt: 0.0%
120,902	Commercial International Bank Egypt SAE	$205,476	0.0

	Greece: 0.6%
124,291	Alpha Bank SA	437,763	0.1
140,299	Eurobank Ergasias Services and Holdings SA	483,231	0.1
9,370	Hellenic Telecommunications Organization SA	178,144	0.0
6,402	Jumbo SA	220,959	0.1
5,817	Mytilineos SA	315,342	0.1
48,021	National Bank of Greece SA	612,305	0.1
9,096	OPAP SA	206,257	0.0
58,958	Piraeus Financial Holdings SA	408,449	0.1
11,296	Public Power Corp. SA	184,606	0.0
		3,047,056	0.6
	Hong Kong: 0.1%
109,800 (1)	J&T Global Express Ltd.	95,090	0.0
6,500	Orient Overseas International Ltd.	110,623	0.0
584,000	Sino Biopharmaceutical Ltd.	392,882	0.1
		598,595	0.1
	Hungary: 0.3%
21,828	MOL Hungarian Oil & Gas PLC	190,161	0.0
12,064	OTP Bank Nyrt	964,277	0.2
7,320	Richter Gedeon Nyrt	215,767	0.1
		1,370,205	0.3
	India: 18.0%
2,916	ABB India Ltd.	206,841	0.0
8,304	Adani Enterprises Ltd.	253,753	0.1
29,463	Adani Ports & Special Economic Zone Ltd.	498,335	0.1
30,902 (1)	Adani Power Ltd.	210,789	0.1
2,017	Alkem Laboratories Ltd.	116,178	0.0
33,843	Ambuja Cements Ltd.	227,947	0.1
9,990	APL Apollo Tubes Ltd.	202,603	0.0
5,491	Apollo Hospitals Enterprise Ltd.	463,865	0.1
80,681	Ashok Leyland Ltd.	236,170	0.1
20,785	Asian Paints Ltd.	567,621	0.1
7,393	Astral Ltd.	129,920	0.0
20,266 (2)	AU Small Finance Bank Ltd.	193,241	0.0
14,346 (1)	Aurobindo Pharma Ltd.	189,938	0.0
8,885 (1)(2)	Avenue Supermarts Ltd.	453,205	0.1
122,044	Axis Bank Ltd.	1,706,915	0.4
3,616	Bajaj Auto Ltd.	353,195	0.1
20,783	Bajaj Finserv Ltd.	498,246	0.1
1,469	Bajaj Holdings & Investment Ltd.	246,491	0.1
4,285	Balkrishna Industries Ltd.	122,226	0.0
56,812	Bank of Baroda	164,849	0.0
199,162	Bharat Electronics Ltd.	979,467	0.2
14,074	Bharat Forge Ltd.	214,851	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
58,759	Bharat Heavy Electricals Ltd.	$182,540	0.0
83,835	Bharat Petroleum Corp. Ltd.	324,638	0.1
138,228	Bharti Airtel Ltd.	3,240,627	0.7
385	Bosch Ltd.	146,788	0.0
5,840	Britannia Industries Ltd.	398,446	0.1
10,791	BSE Ltd.	349,106	0.1
99,304	Canara Bank	132,266	0.0
33,944	CG Power & Industrial Solutions Ltd.	270,090	0.1
22,697	Cholamandalam Investment and Finance Co. Ltd.	431,215	0.1
29,019	Cipla Ltd./India	509,790	0.1
102,092	Coal India Ltd.	466,851	0.1
148,670	Coforge Ltd.	1,623,678	0.3
7,271	Colgate-Palmolive India Ltd.	204,134	0.0
12,967	Container Corp. Of India Ltd.	114,888	0.0
4,237	Coromandel International Ltd.	123,844	0.0
7,634	Cummins India Ltd.	302,769	0.1
28,241	Dabur India Ltd.	159,807	0.0
6,551	Divi’s Laboratories Ltd.	520,469	0.1
1,900	Dixon Technologies India Ltd.	332,123	0.1
40,484	DLF Ltd.	395,768	0.1
32,292	Dr Reddy’s Laboratories Ltd.	483,778	0.1
7,444	Eicher Motors Ltd.	491,111	0.1
39,807 (1)	FSN E-Commerce Ventures Ltd.	96,774	0.0
123,460	GAIL India Ltd.	274,851	0.1
140,295 (1)	GMR Airports Infrastructure Ltd.	139,471	0.0
22,342	Godrej Consumer Products Ltd.	307,035	0.1
8,140 (1)	Godrej Properties Ltd.	222,578	0.1
14,332	Grasim Industries Ltd.	475,474	0.1
13,895	Havells India Ltd.	251,292	0.1
50,764	HCL Technologies Ltd.	1,023,503	0.2
5,298 (2)	HDFC Asset Management Co. Ltd.	320,876	0.1
304,186	HDFC Bank Ltd.	7,101,363	1.5
52,860 (2)	HDFC Life Insurance Co. Ltd.	501,662	0.1
6,534	Hero MotoCorp Ltd.	322,826	0.1
71,299	Hindalco Industries Ltd.	576,840	0.1
10,961	Hindustan Aeronautics Ltd.	622,618	0.1
52,978	Hindustan Petroleum Corp. Ltd.	270,732	0.1
43,808	Hindustan Unilever Ltd.	1,172,505	0.3
7,933 (1)	Hyundai Motor India Ltd.	205,327	0.0
283,442	ICICI Bank Ltd.	4,790,097	1.0
13,230 (2)	ICICI Lombard General Insurance Co. Ltd.	314,761	0.1

See Accompanying Notes to Financial Statements

27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
19,209 (2)	ICICI Prudential Life Insurance Co. Ltd.	$147,261	0.0
208,360 (1)	IDFC First Bank Ltd.	176,985	0.0
46,328	Indian Hotels Co. Ltd.	410,845	0.1
154,803	Indian Oil Corp. Ltd.	265,393	0.1
13,418	Indian Railway Catering & Tourism Corp. Ltd.	122,343	0.0
65,930 (1)	Indus Towers Ltd.	323,369	0.1
29,591	IndusInd Bank Ltd.	300,941	0.1
19,355	Info Edge India Ltd.	336,034	0.1
177,020	Infosys Ltd.	3,307,208	0.7
10,390 (1)(2)	InterGlobe Aviation Ltd.	724,641	0.2
162,029	ITC Ltd.	786,887	0.2
18,097	Jindal Stainless Ltd.	148,893	0.0
22,412	Jindal Steel & Power Ltd.	246,312	0.1
23,101	JSW Energy Ltd.	140,724	0.0
33,115	JSW Steel Ltd.	394,435	0.1
19,622	Jubilant Foodworks Ltd.	160,599	0.0
22,086	Kalyan Jewellers India Ltd.	143,192	0.0
58,274	Kotak Mahindra Bank Ltd.	1,470,198	0.3
35,875	Larsen & Toubro Ltd.	1,535,493	0.3
4,042 (2)	LTIMindtree Ltd.	250,709	0.1
12,557	Lupin Ltd.	283,978	0.1
16,491 (2)	Macrotech Developers Ltd.	266,621	0.1
50,117	Mahindra & Mahindra Ltd.	1,860,205	0.4
6,386 (1)	Mankind Pharma Ltd.	172,801	0.0
27,941	Marico Ltd.	235,378	0.1
6,822	Maruti Suzuki India Ltd.	986,813	0.2
42,601	Max Healthcare Institute Ltd.	633,849	0.1
5,756	Mphasis Ltd.	191,094	0.0
126	MRF Ltd.	209,188	0.0
6,375	Muthoot Finance Ltd.	195,216	0.0
17,874	Nestle India Ltd.	513,898	0.1
164,771	NHPC Ltd.	164,782	0.0
171,125	NMDC Ltd.	139,779	0.0
238,507	NTPC Ltd.	931,354	0.2
6,034	Oberoi Realty Ltd.	134,161	0.0
172,748	Oil & Natural Gas Corp. Ltd.	492,009	0.1
26,702	Oil India Ltd.	135,233	0.0
332	Page Industries Ltd.	191,290	0.0
18,231 (1)	PB Fintech Ltd.	387,530	0.1
6,000	Persistent Systems Ltd.	422,908	0.1
42,249	Petronet LNG Ltd.	148,764	0.0
10,869	Phoenix Mills Ltd.	198,017	0.0
4,167	PI Industries Ltd.	199,402	0.0
8,243	Pidilite Industries Ltd.	293,766	0.1
2,931	Polycab India Ltd.	223,953	0.1
77,426	Power Finance Corp. Ltd.	386,287	0.1
248,717	Power Grid Corp. of India Ltd.	869,303	0.2
9,405	Prestige Estates Projects Ltd.	181,945	0.0
126,172	Punjab National Bank	162,608	0.0
28,611	Rail Vikas Nigam Ltd.	132,744	0.0
68,984	REC Ltd.	324,125	0.1
324,450	Reliance Industries Ltd.	5,678,920	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
157,174 (1)	Reliance Strategic Investments Ltd.	$599,543	0.1
170,382	Samvardhana Motherson International Ltd.	307,582	0.1
15,817	SBI Cards & Payment Services Ltd.	175,783	0.0
24,602 (2)	SBI Life Insurance Co. Ltd.	527,383	0.1
505	Shree Cement Ltd.	182,762	0.0
76,044	Shriram Finance Ltd.	627,067	0.1
4,735	Siemens Ltd.	179,553	0.0
1,491	Solar Industries India Ltd.	306,003	0.1
23,902 (2)	Sona Blw Precision Forgings Ltd.	134,170	0.0
7,598	SRF Ltd.	287,327	0.1
94,126	State Bank of India	900,384	0.2
52,322	Sun Pharmaceutical Industries Ltd.	1,022,796	0.2
3,634	Sundaram Finance Ltd.	219,441	0.1
3,508	Supreme Industries Ltd.	179,672	0.0
525,072 (1)	Suzlon Energy Ltd.	414,840	0.1
6,230	Tata Communications Ltd.	122,834	0.0
48,514	Tata Consultancy Services Ltd.	1,959,019	0.4
32,487	Tata Consumer Products Ltd.	416,405	0.1
1,909	Tata Elxsi Ltd.	140,472	0.0
108,901	Tata Motors Ltd.	873,660	0.2
87,053	Tata Power Co. Ltd.	411,728	0.1
399,053	Tata Steel Ltd.	744,269	0.2
29,532	Tech Mahindra Ltd.	581,153	0.1
2,239	Thermax Ltd.	89,292	0.0
19,049	Titan Co. Ltd.	819,831	0.2
5,737	Torrent Pharmaceuticals Ltd.	228,061	0.1
9,189	Torrent Power Ltd.	157,242	0.0
9,939	Trent Ltd.	720,542	0.2
5,870	Tube Investments of India Ltd.	212,861	0.1
12,885	TVS Motor Co. Ltd.	438,452	0.1
6,338	UltraTech Cement Ltd.	893,976	0.2
84,433	Union Bank of India Ltd.	151,253	0.0
15,482	United Spirits Ltd.	257,839	0.1
25,586	UPL Ltd.	197,363	0.0
70,439	Varun Beverages Ltd.	375,866	0.1
74,492	Vedanta Ltd.	401,106	0.1
1,380,913 (1)	Vodafone Idea Ltd.	119,577	0.0
12,244	Voltas Ltd.	187,663	0.0
142,318	Wipro Ltd.	441,583	0.1
784,708 (1)	Yes Bank Ltd.	186,146	0.0
260,431 (1)	Zomato Ltd.	802,075	0.2
13,503	Zydus Lifesciences Ltd.	155,966	0.0
		85,322,880	18.0
	Indonesia: 1.2%
728,100	Adaro Energy Indonesia Tbk PT	82,198	0.0
351,100 (1)	Amman Mineral Internasional PT	183,071	0.1

See Accompanying Notes to Financial Statements

28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
1,096,100	Astra International Tbk PT	$303,965	0.1
2,999,200	Bank Central Asia Tbk PT	1,603,215	0.4
2,002,100	Bank Mandiri Persero Tbk PT	601,400	0.1
814,800	Bank Negara Indonesia Persero Tbk PT	206,799	0.1
3,664,500	Bank Rakyat Indonesia Persero Tbk PT	844,889	0.2
1,332,449	Barito Pacific Tbk PT	136,358	0.0
426,700	Chandra Asri Pacific Tbk PT	259,701	0.1
381,700	Charoen Pokphand Indonesia Tbk PT	110,510	0.0
49,378,900 (1)	GoTo Gojek Tokopedia Tbk PT	176,408	0.0
117,000	Indofood CBP Sukses Makmur Tbk PT	75,705	0.0
223,600	Indofood Sukses Makmur Tbk PT	111,963	0.0
1,142,300	Kalbe Farma Tbk PT	107,440	0.0
1,010,200	Sumber Alfaria Trijaya Tbk PT	148,786	0.0
2,700,400	Telkom Indonesia Persero Tbk PT	461,989	0.1
79,500	United Tractors Tbk PT	105,026	0.0
		5,519,423	1.2
	Kuwait: 0.7%
94,666	Boubyan Bank KSCP	223,037	0.1
127,841	Gulf Bank KSCP	150,185	0.0
566,043	Kuwait Finance House KSCP	1,485,478	0.3
43,993	Mabanee Co. KPSC	125,838	0.0
108,906	Mobile Telecommunications Co. KSCP	172,258	0.0
426,709	National Bank of Kuwait SAKP	1,394,772	0.3
		3,551,568	0.7
	Luxembourg: 0.0%
7,468	Reinet Investments SCA	243,038	0.0

	Malaysia: 1.3%
138,200	AMMB Holdings Bhd	167,444	0.1
157,600	Axiata Group Bhd	86,491	0.0
192,000	CelcomDIGI Bhd	179,340	0.1
420,000	CIMB Group Holdings Bhd	677,399	0.2
226,300	Gamuda Bhd	257,590	0.1
110,600	Genting Bhd	80,133	0.0
34,100	Hong Leong Bank Bhd	158,751	0.1
112,300	IHH Healthcare Bhd	181,899	0.1
130,700	IOI Corp. Bhd	116,150	0.0
26,200	Kuala Lumpur Kepong Bhd	128,807	0.0
298,800	Malayan Banking Bhd	688,353	0.2
130,400	Maxis Bhd	111,871	0.0
66,600	MISC Bhd	120,096	0.0
171,300 (2)	MR DIY Group M Bhd	66,729	0.0
3,600	Nestle Malaysia Bhd	65,615	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
153,500	Petronas Chemicals Group Bhd	$127,345	0.0
18,400	Petronas Dagangan Bhd	94,075	0.0
37,500	Petronas Gas Bhd	156,929	0.0
34,000	PPB Group Bhd	83,062	0.0
209,700	Press Metal Aluminium Holdings Bhd	258,235	0.1
816,300	Public Bank Bhd	835,628	0.2
88,200	QL Resources Bhd	96,395	0.0
85,500	RHB Bank Bhd	127,918	0.0
159,200	Sime Darby Bhd	62,393	0.0
109,800	Sime Darby Plantation Bhd	121,072	0.0
124,000	Sunway Bhd	138,473	0.0
66,800	Telekom Malaysia Bhd	103,984	0.0
159,600	Tenaga Nasional Bhd	545,423	0.1
175,700	YTL Corp. Bhd	96,899	0.0
159,720	YTL Power International Bhd	150,951	0.0
		6,085,450	1.3
	Mexico: 2.1%
198,678 (3)	Alfa SAB de CV - Class A	146,643	0.0
996,107	America Movil SAB de CV	891,822	0.2
27,641	Arca Continental SAB de CV	292,842	0.1
836,894	Cemex SAB de CV	579,352	0.1
28,508	Coca-Cola Femsa SAB de CV	276,154	0.1
154,340	Fibra Uno Administracion SA de CV	213,359	0.0
92,540	Fomento Economico Mexicano SAB de CV	952,006	0.2
9,838	Gruma SAB de CV - Class B	169,675	0.0
15,725	Grupo Aeroportuario del Centro Norte SAB de CV	206,823	0.0
20,989	Grupo Aeroportuario del Pacifico SAB de CV - Class B	480,484	0.1
9,769	Grupo Aeroportuario del Sureste SAB de CV - Class B	311,846	0.1
70,171	Grupo Bimbo SAB de CV	195,729	0.0
30,641	Grupo Carso SAB de CV	218,420	0.1
15,000	Grupo Comercial Chedraui SA de CV	118,780	0.0
134,169	Grupo Financiero Banorte SAB de CV - Class O	1,231,185	0.3
100,312	Grupo Financiero Inbursa SAB de CV - Class O	259,220	0.1
169,598	Grupo Mexico SAB de CV	1,023,580	0.2
11,082 (1)	Industrias Penoles SAB de CV	309,844	0.1
80,149	Kimberly-Clark de Mexico SAB de CV - Class A	146,933	0.0
57,508	Prologis Property Mexico SA de CV	216,829	0.1

See Accompanying Notes to Financial Statements

29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
10,635	Promotora y Operadora de Infraestructura SAB de CV	$119,950	0.0
7,500	Qualitas Controladora SAB de CV	77,096	0.0
4,827	Southern Copper Corp.	488,348	0.1
285,579	Wal-Mart de Mexico SAB de CV	944,802	0.2
		9,871,722	2.1
	Peru: 0.2%
9,496	Cia de Minas Buenaventura SAA, ADR	155,924	0.0
3,750	Credicorp Ltd.	838,200	0.2
		994,124	0.2
	Philippines: 0.5%
13,100	Ayala Corp.	132,528	0.0
358,600	Ayala Land, Inc.	172,075	0.0
104,535	Bank of the Philippine Islands	241,249	0.1
134,276	BDO Unibank, Inc.	364,233	0.1
56,090	International Container Terminal Services, Inc.	408,916	0.1
23,750	Jollibee Foods Corp.	91,098	0.0
15,160	Manila Electric Co.	144,926	0.0
100,030	Metropolitan Bank & Trust Co.	128,745	0.0
4,130	PLDT, Inc.	89,297	0.0
11,530	SM Investments Corp.	178,487	0.1
554,800	SM Prime Holdings, Inc.	230,961	0.1
		2,182,515	0.5
	Poland: 1.1%
37,424 (1)(2)	Allegro.eu SA	360,304	0.1
21,884 (1)	Bank Millennium SA	86,948	0.0
9,968	Bank Polska Kasa Opieki SA	513,396	0.1
478 (3)	Budimex SA	74,082	0.0
2,634 (1)(3)	CCC SA	149,935	0.0
3,418 (3)	CD Projekt SA	266,746	0.1
2,678 (1)(2)	Dino Polska SA	391,343	0.1
7,526 (1)	KGHM Polska Miedz SA	269,368	0.1
59 (3)	L.P. SA	240,461	0.1
821 (1)	mBank SA	181,739	0.0
50,038 (1)	PGE Polska Grupa Energetyczna SA	158,402	0.0
31,124	Polski Koncern Naftowy ORLEN SA	709,362	0.1
47,368	Powszechna Kasa Oszczednosci Bank Polski SA	989,746	0.2
31,994	Powszechny Zaklad Ubezpieczen SA	559,482	0.1
2,176	Santander Bank Polska SA	299,029	0.1
10,856 (1)(3)	Zabka Group SA	65,249	0.0
		5,315,592	1.1
	Qatar: 0.7%
120,640	Barwa Real Estate Co.	91,996	0.0
177,796	Commercial Bank PSQC	222,132	0.1
110,273	Dukhan Bank	110,182	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Qatar (continued)
79,219	Industries Qatar QSC	$268,705	0.1
326,777	Masraf Al Rayan QSC	208,912	0.1
314,737	Mesaieed Petrochemical Holding Co.	116,394	0.0
44,766	Ooredoo QPSC	157,335	0.0
25,070	Qatar Electricity & Water Co. QSC	111,545	0.0
33,706	Qatar Fuel QSC	138,675	0.0
152,721	Qatar Gas Transport Co. Ltd.	208,046	0.0
55,556	Qatar International Islamic Bank QSC	166,136	0.0
97,962	Qatar Islamic Bank SAQ	595,951	0.1
247,575	Qatar National Bank QPSC	1,179,619	0.3
		3,575,628	0.7
	Romania: 0.0%
30,525	NEPI Rockcastle NV	232,682	0.0

	Saudi Arabia: 3.4%
8,066 (1)	ACWA Power Co.	549,781	0.1
18,321	Ades Holding Co.	66,914	0.0
105,978	Al Rajhi Bank	2,673,068	0.6
2,099 (1)	Al Rajhi Co for Co-operative Insurance	71,995	0.0
67,710	Alinma Bank	484,050	0.1
23,217	Almarai Co. JSC	313,797	0.1
49,218	Arab National Bank	285,013	0.1
1,385	Arabian Internet & Communications Services Co.	98,353	0.0
40,082	Bank AlBilad	281,185	0.1
35,662 (1)	Bank Al-Jazira	122,174	0.0
66,255	Banque Saudi Fransi	315,460	0.1
4,569	Bupa Arabia for Cooperative Insurance Co.	216,968	0.1
4,096	Co. for Cooperative Insurance	172,562	0.1
1,888	Dallah Healthcare Co.	65,736	0.0
29,467 (1)	Dar Al Arkan Real Estate Development Co.	150,939	0.0
4,704	Dr Sulaiman Al Habib Medical Services Group Co.	340,080	0.1
1,312	Elm Co.	350,315	0.1
20,854	Etihad Etisalat Co.	329,727	0.1
29,091 (1)	Jabal Omar Development Co.	156,400	0.0
31,975	Jarir Marketing Co.	106,890	0.0
4,877	Makkah Construction & Development Co.	119,894	0.0
5,268	Mouwasat Medical Services Co.	105,996	0.0
80,960	Riyad Bank	620,200	0.1
12,873	SABIC Agri-Nutrients Co.	368,078	0.1
19,381	Sahara International Petrochemical Co.	102,451	0.0
1,176	SAL Saudi Logistics Services	58,871	0.0

See Accompanying Notes to Financial Statements

30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
72,046 (1)	Saudi Arabian Mining Co.	$1,028,860	0.2
312,099 (2)	Saudi Arabian Oil Co.	2,023,625	0.4
3,073	Saudi Aramco Base Oil Co.	83,752	0.0
55,343	Saudi Awwal Bank	497,135	0.1
49,670	Saudi Basic Industries Corp.	723,761	0.2
40,959	Saudi Electricity Co.	160,446	0.0
20,024	Saudi Industrial Investment Group	89,587	0.0
34,091	Saudi Investment Bank	131,979	0.0
161,036	Saudi National Bank	1,550,546	0.3
1,885 (1)	Saudi Research & Media Group	97,158	0.0
2,641	Saudi Tadawul Group Holding Co.	124,263	0.0
110,019	Saudi Telecom Co.	1,247,997	0.3
15,032	Yanbu National Petrochemical Co.	121,112	0.0
		16,407,118	3.4
	South Africa: 2.8%
44,386	Absa Group Ltd.	441,792	0.1
11,395 (1)	Anglo American Platinum Ltd.	507,386	0.1
20,718	Aspen Pharmacare Holdings Ltd.	139,834	0.0
18,367	Bid Corp. Ltd.	484,942	0.1
18,433	Bidvest Group Ltd.	243,139	0.0
4,680	Capitec Bank Holdings Ltd.	935,747	0.2
12,624	Clicks Group Ltd.	264,549	0.1
28,787	Discovery Ltd.	349,947	0.1
269,972	FirstRand Ltd.	1,154,087	0.2
48,346	Gold Fields Ltd.	1,144,819	0.2
31,180	Harmony Gold Mining Co. Ltd.	433,837	0.1
48,508 (1)	Impala Platinum Holdings Ltd.	435,857	0.1
93,038	MTN Group Ltd.	740,604	0.2
8,825	Naspers Ltd. - Class N	2,753,520	0.6
25,127	Nedbank Group Ltd.	344,962	0.1
224,435	Old Mutual Ltd.	153,015	0.0
44,464	OUTsurance Group Ltd.	196,730	0.0
128,748 (2)	Pepkor Holdings Ltd.	198,204	0.0
27,774	Remgro Ltd.	248,562	0.1
96,128	Sanlam Ltd.	481,461	0.1
32,303 (1)	Sasol Ltd.	143,839	0.0
27,167	Shoprite Holdings Ltd.	424,989	0.1
69,891	Standard Bank Group Ltd.	897,374	0.2
33,535	Vodacom Group Ltd.	258,941	0.1
50,617	Woolworths Holdings Ltd./South Africa	147,988	0.0
		13,526,125	2.8
	South Korea: 10.2%
2,186 (1)	Alteogen, Inc.	602,303	0.1
1,591	Amorepacific Corp.	160,906	0.0
8,958	Celltrion, Inc.	1,057,043	0.2
439	CJ CheilJedang Corp.	80,771	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,003	Coway Co. Ltd.	$214,590	0.1
2,493	DB Insurance Co. Ltd.	227,493	0.1
3,056	Doosan Bobcat, Inc.	131,357	0.0
24,546 (1)	Doosan Enerbility Co. Ltd.	1,243,576	0.3
2,667 (1)	Ecopro BM Co. Ltd.	198,042	0.0
5,509	Ecopro Co. Ltd.	183,586	0.0
15,213	Hana Financial Group, Inc.	969,038	0.2
1,225	Hanjin Kal Corp.	106,544	0.0
4,014	Hankook Tire & Technology Co. Ltd.	117,928	0.0
2,407	Hanmi Semiconductor Co. Ltd.	180,766	0.0
1,822	Hanwha Aerospace Co. Ltd.	1,143,355	0.2
5,595 (1)	Hanwha Ocean Co. Ltd.	327,733	0.1
3,855	Hanwha Systems Co. Ltd.	165,371	0.0
2,345	HD Hyundai Co. Ltd.	224,695	0.1
1,280	HD Hyundai Electric Co. Ltd.	479,855	0.1
1,201	HD Hyundai Heavy Industries Co. Ltd.	379,078	0.1
2,323	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	627,305	0.1
6,394 (1)	HLB, Inc.	231,698	0.1
13,853	HMM Co. Ltd.	230,974	0.1
1,253	HYBE Co. Ltd.	286,480	0.1
1,954	Hyundai Glovis Co. Ltd.	194,542	0.0
3,299	Hyundai Mobis Co. Ltd.	699,877	0.2
7,443	Hyundai Motor Co.	1,117,622	0.2
3,909	Hyundai Rotem Co. Ltd.	567,257	0.1
13,472	Industrial Bank of Korea	181,953	0.0
17,022	Kakao Corp.	755,066	0.2
8,946	KakaoBank Corp.	198,247	0.0
20,010	KB Financial Group, Inc.	1,644,347	0.4
12,836	Kia Corp.	918,472	0.2
4,026	Korea Aerospace Industries Ltd.	267,359	0.1
13,763	Korea Electric Power Corp.	397,712	0.1
2,204	Korea Investment Holdings Co. Ltd.	227,438	0.1
230	Korea Zinc Co. Ltd.	139,141	0.0
9,519	Korean Air Lines Co. Ltd.	160,805	0.0
1,561 (1)	Krafton, Inc.	419,112	0.1
4,868	KT&G Corp.	459,474	0.1
2,698	LG Chem Ltd.	421,374	0.1
5,017	LG Corp.	295,183	0.1
16,568 (1)	LG Display Co. Ltd.	109,888	0.0
5,815	LG Electronics, Inc.	317,122	0.1
2,575 (1)	LG Energy Solution Ltd.	565,324	0.1
489	LG H&H Co. Ltd.	115,525	0.0
795	LG Innotek Co. Ltd.	86,560	0.0
11,223	LG Uplus Corp.	118,818	0.0
803	LS Electric Co. Ltd.	177,499	0.0
4,405	Meritz Financial Group, Inc.	366,445	0.1

See Accompanying Notes to Financial Statements

31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
12,894	Mirae Asset Securities Co. Ltd.	$204,366	0.0
7,748	NAVER Corp.	1,504,545	0.3
7,253	NH Investment & Securities Co. Ltd.	107,257	0.0
1,298	Orion Corp./Republic of Korea	104,442	0.0
1,680 (1)	POSCO Future M Co. Ltd.	156,799	0.0
3,852	POSCO Holdings, Inc.	742,072	0.2
2,788	Posco International Corp.	102,349	0.0
976 (1)(2)	Samsung Biologics Co. Ltd.	716,206	0.2
4,600	Samsung C&T Corp.	548,242	0.1
3,137	Samsung Electro- Mechanics Co. Ltd.	311,679	0.1
254,577	Samsung Electronics Co. Ltd.	11,257,808	2.4
1,683	Samsung Fire & Marine Insurance Co. Ltd.	539,633	0.1
36,326 (1)	Samsung Heavy Industries Co. Ltd.	449,205	0.1
4,344	Samsung Life Insurance Co. Ltd.	409,055	0.1
3,437	Samsung SDI Co. Ltd.	438,839	0.1
2,305	Samsung SDS Co. Ltd.	288,920	0.1
207	Samyang Foods Co. Ltd.	213,712	0.1
22,915	Shinhan Financial Group Co. Ltd.	1,038,894	0.2
1,705 (1)	SK Biopharmaceuticals Co. Ltd.	116,110	0.0
29,415	SK Hynix, Inc.	6,338,392	1.3
3,509	SK Innovation Co. Ltd.	318,074	0.1
5,022 (1)	SK Square Co. Ltd.	675,002	0.1
2,755	SK Telecom Co. Ltd.	115,913	0.0
1,928	SK, Inc.	291,218	0.1
1,027 (1)	SKC Co. Ltd.	83,563	0.0
2,461	S-Oil Corp.	109,121	0.0
34,015	Woori Financial Group, Inc.	565,984	0.1
3,098	Yuhan Corp.	238,609	0.1
		48,478,658	10.2
	Taiwan: 18.7%
28,000	Accton Technology Corp.	699,825	0.1
162,000	Acer, Inc.	167,873	0.0
24,595	Advantech Co. Ltd.	285,330	0.1
4,000	Alchip Technologies Ltd.	424,128	0.1
180,000	ASE Technology Holding Co. Ltd.	903,020	0.2
125,000	Asia Cement Corp.	182,477	0.0
18,000	Asia Vital Components Co. Ltd.	459,764	0.1
38,000	Asustek Computer, Inc.	840,080	0.2
368,000	AUO Corp.	155,542	0.0
34,000	Catcher Technology Co. Ltd.	246,883	0.1
504,000	Cathay Financial Holding Co. Ltd.	1,084,882	0.2
79,179	Chailease Holding Co. Ltd.	342,941	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
321,464	Chang Hwa Commercial Bank Ltd.	$205,782	0.0
98,000	Cheng Shin Rubber Industry Co. Ltd.	126,766	0.0
162,000	China Airlines Ltd.	119,703	0.0
869,000	China Development Financial Holding Corp.	445,744	0.1
642,000	China Steel Corp.	412,913	0.1
204,000	Chunghwa Telecom Co. Ltd.	943,611	0.2
232,000	Compal Electronics, Inc.	230,758	0.1
893,000	CTBC Financial Holding Co. Ltd.	1,336,492	0.3
105,000	Delta Electronics, Inc.	1,485,850	0.3
46,000	E Ink Holdings, Inc.	348,167	0.1
765,516	E.Sun Financial Holding Co. Ltd.	860,497	0.2
11,000 (1)	Eclat Textile Co. Ltd.	154,550	0.0
16,000	Elite Material Co. Ltd.	483,819	0.1
4,000	eMemory Technology, Inc.	323,826	0.1
147,000	Eva Airways Corp.	200,646	0.0
56,000	Evergreen Marine Corp. Taiwan Ltd.	381,342	0.1
156,000	Far Eastern New Century Corp.	175,708	0.0
95,000	Far EasTone Telecommunications Co. Ltd.	291,219	0.1
26,720	Feng TAY Enterprise Co. Ltd.	112,187	0.0
603,306	First Financial Holding Co. Ltd.	599,918	0.1
190,000	Formosa Chemicals & Fibre Corp.	149,064	0.0
215,000	Formosa Plastics Corp.	256,556	0.1
8,500	Fortune Electric Co. Ltd.	163,794	0.0
439,620	Fubon Financial Holding Co. Ltd.	1,316,509	0.3
29,000	Gigabyte Technology Co. Ltd.	281,799	0.1
5,000	Global Unichip Corp.	223,644	0.0
13,000	Globalwafers Co. Ltd.	134,171	0.0
675,000	Hon Hai Precision Industry Co. Ltd.	3,724,202	0.8
16,420	Hotai Motor Co. Ltd.	316,418	0.1
475,710	Hua Nan Financial Holdings Co. Ltd.	442,608	0.1
405,544	Innolux Corp.	162,439	0.0
13,000	International Games System Co. Ltd.	381,625	0.1
149,000	Inventec Corp.	215,938	0.0
5,000	Jentech Precision Industrial Co. Ltd.	258,745	0.1
5,000	Largan Precision Co. Ltd.	408,352	0.1
116,000	Lite-On Technology Corp.	439,736	0.1
4,000	Lotes Co. Ltd.	185,214	0.0
82,000	MediaTek, Inc.	3,513,590	0.7
629,756	Mega Financial Holding Co. Ltd.	884,410	0.2

See Accompanying Notes to Financial Statements

32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
281,000	Nan Ya Plastics Corp.	$262,536	0.1
9,000	Nien Made Enterprise Co. Ltd.	125,470	0.0
31,000	Novatek Microelectronics Corp.	578,177	0.1
108,000	Pegatron Corp.	284,510	0.1
13,000 (1)	PharmaEssentia Corp.	243,854	0.1
118,000	Pou Chen Corp.	125,124	0.0
29,000	President Chain Store Corp.	254,331	0.1
146,000	Quanta Computer, Inc.	1,373,331	0.3
27,000	Realtek Semiconductor Corp.	524,367	0.1
74,300	Ruentex Development Co. Ltd.	75,750	0.0
214,000	Shanghai Commercial & Savings Bank Ltd.	339,726	0.1
799,800 (1)	Shin Kong Financial Holding Co. Ltd.	309,393	0.1
581,714	SinoPac Financial Holdings Co. Ltd.	481,799	0.1
70,000	Synnex Technology International Corp.	154,271	0.0
615,245	Taishin Financial Holding Co. Ltd.	331,868	0.1
375,008	Taiwan Business Bank	197,061	0.0
360,000	Taiwan Cement Corp.	314,237	0.1
563,430	Taiwan Cooperative Financial Holding Co. Ltd.	477,077	0.1
88,000	Taiwan High Speed Rail Corp.	85,083	0.0
98,000	Taiwan Mobile Co. Ltd.	385,635	0.1
1,323,000	Taiwan Semiconductor Manufacturing Co. Ltd.	48,381,255	10.2
72,000	Unimicron Technology Corp.	281,009	0.1
259,000	Uni-President Enterprises Corp.	717,923	0.2
611,000	United Microelectronics Corp.	921,569	0.2
54,477	Vanguard International Semiconductor Corp.	187,598	0.0
4,000	Voltronic Power Technology Corp.	172,542	0.0
38,000	Wan Hai Lines Ltd.	115,562	0.0
151,000	Wistron Corp.	635,296	0.1
6,000	Wiwynn Corp.	521,010	0.1
89,000	WPG Holdings Ltd.	213,920	0.0
22,727	Yageo Corp.	377,129	0.1
94,000	Yang Ming Marine Transport Corp.	228,508	0.1
552,620	Yuanta Financial Holding Co. Ltd.	646,744	0.1
38,000	Zhen Ding Technology Holding Ltd.	130,772	0.0
		88,945,494	18.7
	Thailand: 1.0%
56,000	Advanced Info Service PCL	479,984	0.1
231,800	Airports of Thailand PCL	216,039	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
612,800	Bangkok Dusit Medical Services PCL - Class F	$392,159	0.1
33,300	Bumrungrad Hospital PCL	143,035	0.0
108,500	Central Pattana PCL	154,317	0.0
200,200	Charoen Pokphand Foods PCL	141,776	0.0
297,000	CP ALL PCL - Foreign	402,275	0.1
115,702	CP AXTRA PCL	63,819	0.0
170,956	Delta Electronics Thailand PCL	507,474	0.1
250,811 (1)	Gulf Development PCL	298,963	0.1
348,500	Home Product Center PCL	69,802	0.0
32,500	Kasikornbank PCL	153,517	0.0
194,800	Krung Thai Bank PCL	127,782	0.0
184,400	Minor International PCL	131,906	0.0
77,900	PTT Exploration & Production PCL	262,549	0.1
547,300	PTT PCL - Foreign	505,391	0.1
43,900	SCB X PCL	158,755	0.0
41,800	Siam Cement PCL - Foreign	216,499	0.1
1,409,300	TMBThanachart Bank PCL	82,003	0.0
569,000 (1)	True Corp. PCL	194,604	0.1
		4,702,649	1.0
	Turkey: 0.5%
170,901	Akbank TAS	292,878	0.1
74,637	Aselsan Elektronik Sanayi Ve Ticaret AS	282,642	0.1
24,907	BIM Birlesik Magazalar AS	309,479	0.1
40,395	Coca-Cola Icecek AS	49,949	0.0
164,474 (1)	Eregli Demir ve Celik Fabrikalari TAS	110,237	0.0
35,599	Ford Otomotiv Sanayi AS	79,869	0.0
56,313	Haci Omer Sabanci Holding AS	126,842	0.0
40,302	KOC Holding AS	155,971	0.0
12,825 (1)	Pegasus Hava Tasimaciligi AS	82,808	0.0
580,921 (1)	Sasa Polyester Sanayi AS	44,667	0.0
29,957	Turk Hava Yollari AO	213,420	0.1
65,260	Turkcell Iletisim Hizmetleri AS	157,855	0.0
469,871	Turkiye Is Bankasi AS - Class C	157,694	0.0
52,258	Turkiye Petrol Rafinerileri AS	183,766	0.1
74,145	Turkiye Sise ve Cam Fabrikalari AS	67,129	0.0
183,187 (1)	Yapi ve Kredi Bankasi AS	145,906	0.0
		2,461,112	0.5
	United Arab Emirates: 1.6%
160,903	Abu Dhabi Commercial Bank PJSC	590,599	0.1

See Accompanying Notes to Financial Statements

33

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
80,201	Abu Dhabi Islamic Bank PJSC	$469,559	0.1
166,582	Abu Dhabi National Oil Co. for Distribution PJSC	166,464	0.0
176,201	ADNOC Drilling Co. PJSC	273,470	0.1
298,471	Adnoc Gas PLC	277,925	0.1
210,729	Aldar Properties PJSC	512,071	0.1
158,897	Americana Restaurants International PLC	97,347	0.0
262,490	Dubai Electricity & Water Authority PJSC	201,575	0.1
158,516	Dubai Islamic Bank PJSC	391,401	0.1
46,162	Emaar Development PJSC	169,950	0.1
356,216	Emaar Properties PJSC	1,321,433	0.3
103,756	Emirates NBD Bank PJSC	644,131	0.1
194,258	Emirates Telecommunications Group Co. PJSC	930,932	0.2
239,705	First Abu Dhabi Bank PJSC	1,083,306	0.2
191,798 (1)	Multiply Group PJSC	126,027	0.0
91,167	Salik Co. PJSC	150,159	0.0
		7,406,349	1.6
	United Kingdom: 0.3%
27,175	Anglogold Ashanti PLC	1,241,394	0.3

	United States: 0.2%
20,847 (1)	JBS NV	303,656	0.1
4,137 (1)	Legend Biotech Corp., ADR	146,822	0.0
40,000 (2)	Micro-Star International Co. Ltd.	196,661	0.1
1,149	Oracle Financial Services Software Ltd. - Class 1	120,435	0.0
		767,574	0.2
	Total Common Stock (Cost $382,484,922)	463,936,448	97.6

PREFERRED STOCK: 1.7%
	Brazil: 1.2%
298,321	Banco Bradesco SA - Preference Shares	923,005	0.2
14,349	Centrais Eletricas Brasileiras SA	117,790	0.0
96,823	Cia Energetica de Minas Gerais	193,357	0.1
61,900	Cia Paranaense de Energia	141,958	0.0
75,704	Gerdau SA	222,942	0.1
289,421	Itau Unibanco Holding SA	1,964,063	0.4
307,114	Itausa SA	618,965	0.1
242,099	Petroleo Brasileiro SA	1,397,848	0.3
		5,579,928	1.2
	Chile: 0.1%
8,084	Sociedad Quimica y Minera de Chile SA	288,087	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Colombia: 0.0%
24,234	Grupo Cibest SA	$273,824	0.0

	South Korea: 0.4%
1,023	Hyundai Motor Co.	116,821	0.0
1,858	Hyundai Motor Co. - Second Preference Shares	218,192	0.1
43,625	Samsung Electronics Co. Ltd.	1,600,379	0.3
		1,935,392	0.4
	Total Preferred Stock (Cost $7,580,754)	8,077,231	1.7
RIGHT: 0.0%
	South Korea: 0.0%
199 (1)	POSCO Future M Co. Ltd.	4,536	0.0
	Total Right (Cost $–)	4,536	0.0

RIGHTS: 0.0%
	South Korea: 0.0%
126 (1)	Hanwha Aerospace Co. Ltd.	15,318	0.0
	Total Rights (Cost $–)	15,318	0.0

WARRANTS: 0.0%
	Malaysia: 0.0%
35,140	YTL Corp. BHD	9,264	0.0
	Total Warrants (Cost $–)	9,264	0.0
	Total Long-Term Investments (Cost $390,065,676)	472,042,797	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.9%
1,031,246 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,031,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,051,871, due 06/01/30-02/01/57)	1,031,246	0.2

See Accompanying Notes to Financial Statements

34

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,031,246 (4)	CF Secured LLC, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,031,370, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,052,108, due 05/23/28-12/01/63)	$1,031,246	0.2
1,031,246 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,031,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $1,051,871, due 08/15/34-06/01/55)	1,031,246	0.2
189,856 (4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $189,879, collateralized by various U.S. Government Securities, 1.875%-4.250%, Market Value plus accrued interest $193,653, due 11/15/40-02/15/51)	189,856	0.1
1,031,246 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,031,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,051,871, due 03/01/34-05/01/55)	1,031,246	0.2
	Total Repurchase Agreements (Cost $4,314,840)	4,314,840	0.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,888,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $2,888,000)	$2,888,000	0.6

	Total Short-Term Investments (Cost $7,202,840)	$7,202,840	1.5
	Total Investments in Securities (Cost $397,268,516)	$479,245,637	100.8
	Liabilities in Excess of Other Assets	(3,986,996)	(0.8)
	Net Assets	$475,258,641	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	Security, or a portion of the security, is on loan.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of June 30, 2025.

Sector Diversification	Percentage of Net Assets
Financials	24.4%
Information Technology	23.8
Consumer Discretionary	12.7
Communication Services	9.8
Industrials	6.8
Materials	5.7
Consumer Staples	4.4
Energy	4.2
Health Care	3.2
Utilities	2.6
Real Estate	1.6
Consumer, Non-cyclical	0.1
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

35

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil	$15,094,031	$—	$—	$15,094,031
Chile	1,810,849	—	—	1,810,849
China	7,700,706	126,181,805	—	133,882,511
Colombia	277,008	—	—	277,008
Czechia	492,429	327,193	—	819,622
Egypt	—	205,476	—	205,476
Greece	1,043,123	2,003,933	—	3,047,056
Hong Kong	—	598,595	—	598,595
Hungary	215,767	1,154,438	—	1,370,205
India	1,014,959	84,307,921	—	85,322,880
Indonesia	—	5,519,423	—	5,519,423
Kuwait	125,838	3,425,730	—	3,551,568
Luxembourg	243,038	—	—	243,038
Malaysia	467,635	5,617,815	—	6,085,450
Mexico	9,871,722	—	—	9,871,722
Peru	994,124	—	—	994,124
Philippines	795,623	1,386,892	—	2,182,515
Poland	—	5,315,592	—	5,315,592
Qatar	1,433,104	2,142,524	—	3,575,628
Romania	232,682	—	—	232,682
Saudi Arabia	1,270,456	15,136,662	—	16,407,118
South Africa	3,140,550	10,385,575	—	13,526,125
South Korea	—	48,478,658	—	48,478,658
Taiwan	—	88,945,494	—	88,945,494
Thailand	298,963	4,403,686	—	4,702,649
Turkey	309,479	2,151,633	—	2,461,112
United Arab Emirates	2,112,344	5,294,005	—	7,406,349
United Kingdom	—	1,241,394	—	1,241,394
United States	450,478	317,096	—	767,574
Total Common Stock	49,394,908	414,541,540	—	463,936,448
Preferred Stock	6,141,839	1,935,392	—	8,077,231
Right	—	4,536	—	4,536
Rights	—	15,318	—	15,318
Warrants	—	9,264	—	9,264
Short-Term Investments	2,888,000	4,314,840	—	7,202,840
Total Investments, at fair value	$58,424,747	$420,820,890	$—	$479,245,637
Other Financial Instruments+
Futures	135,671	—	—	135,671
Total Assets	$58,560,418	$420,820,890	$—	$479,381,308
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(13)	$—	$(13)
Total Liabilities	$—	$(13)	$—	$(13)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

36

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following forward foreign currency contracts were outstanding for Voya VACS Index Series EM Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72	CNY	514	The Bank of New York Mellon	07/02/25	$—
USD	170	CNY	1,222	The Bank of New York Mellon	07/02/25	—
USD	598	CNY	4,284	The Bank of New York Mellon	07/02/25	—
USD	657	CNY	4,716	The Bank of New York Mellon	07/02/25	(1)
USD	1,160	CNY	8,316	The Bank of New York Mellon	07/02/25	(1)
USD	2,036	CNY	14,597	The Bank of New York Mellon	07/02/25	(1)
USD	1,053	CNY	7,551	The Bank of New York Mellon	07/02/25	(1)
USD	1,828	CNY	13,115	The Bank of New York Mellon	07/02/25	(2)
USD	2,262	CNY	16,231	The Bank of New York Mellon	07/02/25	(3)
USD	3,279	CNY	23,524	The Bank of New York Mellon	07/02/25	(4)
						$(13)

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI Emerging Markets Index	102	09/19/25	$6,290,850	$135,671
			$6,290,850	$135,671

Currency Abbreviations:

CNY	—	Chinese Yuan
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$135,671
Total Asset Derivatives		$135,671

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$13
Total Liability Derivatives		$13

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

See Accompanying Notes to Financial Statements

37

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$355,032	$355,032
Foreign exchange contracts	2,877	—	2,877
Total	$2,877	$355,032	$357,909

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$498,246	$498,246
Foreign exchange contracts	(13)	—	(13)
Total	$(13)	$498,246	$498,233

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	The Bank of New York Mellon	Total
Liabilities:
Forward foreign currency contracts	$13	$13
Total Liabilities	$13	$13
Net OTC derivative instruments by counterparty, at fair value	$(13)	$13
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—
Net Exposure(1)	$(13)	$13

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $401,293,051.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$102,633,375
Gross Unrealized Depreciation	(23,580,894)
Net Unrealized Appreciation	$79,052,481

See Accompanying Notes to Financial Statements

38

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Australia: 6.8%
270,497 (1)	ANZ Group Holdings Ltd.	$5,187,265	0.3
118,237	APA Group	635,733	0.0
51,247	Aristocrat Leisure Ltd.	2,195,668	0.1
17,703	ASX Ltd.	812,842	0.1
462,090	BHP Group Ltd. - Class DI	11,116,778	0.6
40,048	BlueScope Steel Ltd.	610,273	0.0
124,967	Brambles Ltd.	1,929,965	0.1
34,486	CAR Group Ltd.	849,297	0.1
5,974 (1)	Cochlear Ltd.	1,181,514	0.1
122,377 (1)	Coles Group Ltd.	1,678,049	0.1
152,343	Commonwealth Bank of Australia	18,541,410	1.1
48,135	Computershare Ltd.	1,262,778	0.1
182,285	Evolution Mining Ltd.	949,030	0.1
154,621	Fortescue Metals Group Ltd.	1,554,287	0.1
933,424	Glencore PLC	3,637,209	0.2
184,905	Goodman Group	4,168,615	0.2
215,966	Insurance Australia Group Ltd.	1,283,923	0.1
203,227 (1)	Lottery Corp. Ltd.	712,926	0.0
32,962 (1)	Macquarie Group Ltd.	4,957,673	0.3
251,458	Medibank Pvt Ltd.	835,067	0.1
278,795 (1)	National Australia Bank Ltd.	7,225,753	0.4
124,014	Northern Star Resources Ltd.	1,531,838	0.1
157,298	Origin Energy Ltd.	1,118,064	0.1
5,248	Pro Medicus Ltd.	982,083	0.1
67,701	Qantas Airways Ltd.	478,279	0.0
137,453	QBE Insurance Group Ltd.	2,116,657	0.1
4,825	REA Group Ltd.	764,082	0.0
19,730	Reece Ltd.	186,432	0.0
33,793	Rio Tinto Ltd.	2,392,216	0.1
102,739	Rio Tinto PLC	5,979,815	0.3
296,543	Santos Ltd.	1,495,131	0.1
474,953	Scentre Group	1,115,530	0.1
18,581	SGH Ltd.	661,746	0.0
420,350	Sigma Healthcare Ltd.	827,374	0.1
41,671	Sonic Healthcare Ltd.	735,543	0.0
412,469	South32 Ltd. - Class DI	788,186	0.0
217,964	Stockland	770,311	0.0
98,873	Suncorp Group Ltd.	1,409,103	0.1
366,493	Telstra Group Ltd.	1,168,608	0.1
283,418	Transurban Group	2,607,719	0.2
353,304	Vicinity Ltd.	576,757	0.0
21,825 (1)	Washington H Soul Pattinson & Co. Ltd.	603,364	0.0
103,304 (1)	Wesfarmers Ltd.	5,765,125	0.3
311,629	Westpac Banking Corp.	6,945,131	0.4
18,274	WiseTech Global Ltd.	1,310,536	0.1
172,852 (1)	Woodside Energy Group Ltd. (WDS)	2,670,030	0.2
111,207	Woolworths Group Ltd.	2,277,944	0.1
		118,603,659	6.8
	Austria: 0.2%
28,028	Erste Group Bank AG	2,385,899	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Austria (continued)
40,304	Mondi PLC QX	$658,586	0.0
13,447	OMV AG	731,265	0.1
6,217	Verbund AG	477,632	0.0
		4,253,382	0.2
	Belgium: 0.8%
13,623	Ageas SA	921,566	0.1
89,984	Anheuser-Busch InBev SA	6,190,951	0.4
1,962 (1)	D’ieteren Group	422,517	0.0
4,468 (1)	Elia Group SA	516,030	0.0
7,582	Groupe Bruxelles Lambert NV	647,208	0.1
20,968	KBC Group NV	2,164,106	0.1
36	Lotus Bakeries NV	346,894	0.0
1,407 (1)	Sofina SA	465,365	0.0
6,725	Syensqo SA	520,949	0.0
11,544	UCB SA	2,271,379	0.1
		14,466,965	0.8
	Brazil: 0.0%
15,118	Yara International ASA	557,895	0.0

	Chile: 0.1%
36,006	Antofagasta PLC	895,210	0.1

	China: 0.6%
338,000	BOC Hong Kong Holdings Ltd.	1,471,396	0.1
119,111	Prosus NV	6,682,921	0.4
123,000	SITC International Holdings Co. Ltd.	394,073	0.0
93,000	Wharf Holdings Ltd.	283,148	0.0
175,400 (1)	Wilmar International Ltd.	395,927	0.0
235,900 (1)	Yangzijiang Shipbuilding Holdings Ltd.	411,669	0.1
		9,639,134	0.6
	Denmark: 2.2%
267	AP Moller - Maersk A/S - Class A	492,605	0.0
387 (1)	AP Moller - Maersk A/S - Class B	719,703	0.0
8,702	Carlsberg AS - Class B	1,232,929	0.1
11,488	Coloplast A/S - Class B	1,093,692	0.1
62,830	Danske Bank A/S	2,566,217	0.1
7,790 (2)	Demant A/S	325,478	0.0
18,617	DSV A/S	4,465,368	0.3
5,841 (2)	Genmab A/S	1,212,991	0.1
293,369	Novo Nordisk A/S - Class B	20,328,726	1.2
32,098	Novozymes A/S - Class B	2,304,536	0.1
15,353 (1)(2)(3)	Orsted AS	661,386	0.0
7,469	Pandora A/S	1,316,003	0.1
8,586	ROCKWOOL A/S - Class B	402,446	0.0
30,881	Tryg A/S	798,311	0.0
91,990 (1)	Vestas Wind Systems A/S	1,381,779	0.1
		39,302,170	2.2
	Finland: 1.0%
12,987	Elisa Oyj	721,839	0.0
40,963	Fortum Oyj	768,132	0.1
24,939 (1)	Kesko Oyj - Class B	615,102	0.0

See Accompanying Notes to Financial Statements

39

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland (continued)
31,034	Kone Oyj - Class B	$2,044,548	0.1
56,768 (1)	Metso Oyj	735,706	0.0
38,629	Neste Oyj	523,508	0.0
484,809	Nokia Oyj	2,515,501	0.2
14,686	Nordea Bank Abp - EUR	217,907	0.0
271,326	Nordea Bank Abp - SEK	4,030,825	0.2
9,896	Orion Oyj - Class B	744,513	0.1
220,414	Sampo Oyj - Class A	2,372,213	0.1
53,168 (1)	Stora Enso Oyj - Class R	578,022	0.0
48,734	UPM-Kymmene Oyj	1,330,833	0.1
45,924	Wartsila Oyj Abp	1,085,388	0.1
		18,284,037	1.0
	France: 9.3%
17,799	Accor SA	932,821	0.1
3,163	Aeroports de Paris	396,554	0.0
52,655	Air Liquide SA	10,857,552	0.6
54,094	Airbus SE	11,316,538	0.7
31,604 (2)	Alstom SA	737,669	0.0
5,627 (3)	Amundi SA	456,102	0.0
5,209	Arkema SA	384,652	0.0
161,298	AXA SA	7,920,568	0.5
3,782 (1)	BioMerieux	523,115	0.0
92,648	BNP Paribas SA	8,310,708	0.5
65,105	Bollore SE	409,212	0.0
17,301	Bouygues SA	782,435	0.1
29,009	Bureau Veritas SA	990,146	0.1
14,819	Capgemini SE	2,537,560	0.2
49,522	Carrefour SA	698,571	0.0
40,888	Cie de Saint-Gobain	4,803,342	0.3
61,035	Cie Generale des Etablissements Michelin SCA	2,270,156	0.1
5,096	Covivio SA/France	323,108	0.0
96,412	Credit Agricole SA	1,823,955	0.1
58,770	Danone SA	4,808,771	0.3
1,794	Dassault Aviation SA	634,310	0.0
61,104	Dassault Systemes SE	2,214,515	0.1
22,094	Edenred	686,253	0.0
6,264	Eiffage SA	880,178	0.1
166,271	Engie SA	3,907,846	0.2
27,072	EssilorLuxottica SA	7,433,791	0.4
3,652	Eurazeo SE	261,092	0.0
27,620	Getlink SE	533,179	0.0
2,883	Hermes International	7,815,449	0.5
3,444	Ipsen SA	410,243	0.0
6,797	Kering SA	1,480,769	0.1
19,644	Klepierre SA	776,712	0.1
10,120 (3)	La Francaise des Jeux SAEM	397,113	0.0
23,873	Legrand SA	3,199,673	0.2
21,888	L’Oreal SA	9,375,829	0.5
25,042	LVMH Moet Hennessy Louis Vuitton SE	13,106,520	0.8
169,510	Orange SA	2,581,338	0.2
18,427	Pernod Ricard SA	1,838,123	0.1
20,836	Publicis Groupe SA	2,353,324	0.1
17,551	Renault SA	809,893	0.1
20,423	Rexel SA	629,902	0.0
32,780	Safran SA	10,690,383	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
2,666	Sartorius Stedim Biotech	$637,876	0.0
65,571	Societe Generale SA	3,750,948	0.2
8,078	Sodexo SA	497,174	0.0
4,920	Teleperformance	477,868	0.0
8,437	Thales SA	2,491,239	0.1
185,988	TotalEnergies SE	11,368,114	0.7
11,069	Unibail-Rodamco- Westfield	1,064,040	0.1
57,311	Veolia Environnement SA	2,046,116	0.1
45,067	Vinci SA	6,646,067	0.4
		162,279,412	9.3
	Germany: 9.8%
15,567	Adidas AG	3,633,814	0.2
35,154	Allianz SE	14,266,714	0.8
81,250	BASF SE	4,018,598	0.2
89,434	Bayer AG	2,694,412	0.2
26,391	Bayerische Motoren Werke AG	2,350,372	0.1
9,058	Beiersdorf AG	1,138,576	0.1
11,206	Brenntag SE	742,399	0.0
80,884	Commerzbank AG	2,548,907	0.2
10,044	Continental AG	876,620	0.1
16,394 (2)	Covestro AG	1,166,407	0.1
5,698	CTS Eventim AG & Co. KGaA	708,552	0.0
43,382	Daimler Truck Holding AG	2,058,220	0.1
168,490	Deutsche Bank AG	4,994,973	0.3
17,142	Deutsche Boerse AG	5,600,129	0.3
54,785	Deutsche Lufthansa AG	465,106	0.0
87,393	Deutsche Post AG, Reg	4,048,043	0.2
317,758	Deutsche Telekom AG, Reg	11,631,121	0.7
204,383	E.ON SE	3,765,898	0.2
23,402	Evonik Industries AG	483,454	0.0
20,033	Fresenius Medical Care AG & Co. KGaA	1,151,003	0.1
38,570	Fresenius SE & Co. KGaA	1,940,956	0.1
13,335	GEA Group AG	934,788	0.1
5,506	Hannover Rueck SE	1,735,019	0.1
12,183	Heidelberg Materials AG	2,869,066	0.2
9,488	Henkel AG & Co. KGaA	688,122	0.0
118,884	Infineon Technologies AG	5,073,038	0.3
6,623	Knorr-Bremse AG	642,413	0.0
6,800	LEG Immobilien SE	605,280	0.0
65,743	Mercedes-Benz Group AG	3,830,209	0.2
11,801	Merck KGaA	1,530,103	0.1
4,915	MTU Aero Engines AG	2,183,512	0.1
12,177	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,906,969	0.5
5,273	Nemetschek SE	764,549	0.1
467	Rational AG	392,420	0.0
4,070	Rheinmetall AG	8,619,059	0.5
57,730	RWE AG	2,412,439	0.1
95,061	SAP SE	29,067,786	1.7
6,848 (3)	Scout24 SE	945,361	0.1

See Accompanying Notes to Financial Statements

40

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
69,186	Siemens AG, Reg	$17,771,043	1.0
61,850 (2)	Siemens Energy AG	7,229,106	0.4
30,806 (3)	Siemens Healthineers AG	1,710,180	0.1
12,124	Symrise AG	1,271,380	0.1
5,894	Talanx AG	764,111	0.0
67,417	Vonovia SE	2,390,168	0.1
20,484 (2)(3)	Zalando SE	675,919	0.0
		172,296,314	9.8
	Hong Kong: 1.8%
973,600	AIA Group Ltd.	8,819,301	0.5
176,000	CK Asset Holdings Ltd.	777,713	0.1
54,500 (1)	CK Infrastructure Holdings Ltd.	360,913	0.0
3,000	CK Infrastructure Holdings Ltd.	19,867	0.0
150,000	CLP Holdings Ltd.	1,266,864	0.1
5,609	Futu Holdings Ltd., ADR	693,216	0.0
68,700	Hang Seng Bank Ltd.	1,030,924	0.1
133,000	Henderson Land Development Co. Ltd.	467,096	0.0
346,000	HKT Trust & HKT Ltd. - Stapled Security	517,295	0.0
1,022,000	Hong Kong & China Gas Co. Ltd.	859,288	0.1
109,600	Hong Kong Exchanges & Clearing Ltd.	5,895,008	0.3
100,700	Hongkong Land Holdings Ltd.	581,039	0.0
14,600	Jardine Matheson Holdings Ltd.	701,822	0.0
237,400	Link REIT	1,271,631	0.1
142,000	MTR Corp. Ltd.	510,617	0.0
126,500	Power Assets Holdings Ltd.	813,340	0.1
237,532	Prudential PLC	2,973,001	0.2
328,000	Sino Land Co. Ltd.	349,364	0.0
132,500	Sun Hung Kai Properties Ltd.	1,526,804	0.1
32,500 (1)	Swire Pacific Ltd. - Class A	278,594	0.0
133,500	Techtronic Industries Co. Ltd.	1,473,036	0.1
761,500 (3)	WH Group Ltd.	733,928	0.0
152,000 (1)	Wharf Real Estate Investment Co. Ltd.	431,466	0.0
		32,352,127	1.8
	Ireland: 0.4%
16,758	AerCap Holdings NV	1,960,686	0.1
191,341	AIB Group PLC	1,579,113	0.1
89,680	Bank of Ireland Group PLC	1,277,955	0.1
15,025	Kerry Group PLC - Class A	1,660,063	0.1
14,115	Kingspan Group PLC	1,202,734	0.0
		7,680,551	0.4
	Israel: 0.8%
3,703	Azrieli Group Ltd.	341,005	0.0
114,267	Bank Hapoalim BM	2,194,849	0.1
136,561	Bank Leumi Le-Israel BM	2,540,792	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel (continued)
7,892 (2)	Check Point Software Technologies Ltd.	$1,746,105	0.1
2,441	Elbit Systems Ltd.	1,087,304	0.1
70,692	ICL Group Ltd.	485,320	0.0
111,959	Israel Discount Bank Ltd. - Class A	1,116,761	0.1
14,163	Mizrahi Tefahot Bank Ltd.	923,878	0.1
5,740 (2)	Nice Ltd.	973,006	0.1
104,413 (2)	Teva Pharmaceutical Industries Ltd., ADR	1,749,962	0.1
4,827 (2)	Wix.com Ltd.	764,886	0.0
		13,923,868	0.8
	Italy: 3.1%
78,579 (1)	Assicurazioni Generali SpA	2,795,183	0.2
20,356	Banca Mediolanum SpA	350,800	0.0
103,450	Banco BPM SpA	1,207,526	0.1
90,862	BPER Banca	824,691	0.0
19,842	Coca-Cola HBC AG - Class DI	1,036,595	0.1
56,211 (1)	Davide Campari-Milano NV	378,434	0.0
1,953	DiaSorin SpA	209,030	0.0
740,415	Enel SpA	7,027,081	0.4
200,525	Eni SpA	3,239,315	0.2
11,475	Ferrari NV	5,621,744	0.3
55,788	FinecoBank Banca Fineco SpA	1,237,579	0.1
25,450 (1)(3)	Infrastrutture Wireless Italiane SpA	311,203	0.0
1,377,636	Intesa Sanpaolo SpA	7,935,771	0.5
36,842	Leonardo SpA	2,078,885	0.1
45,650 (1)	Mediobanca Banca di Credito Finanziario SpA	1,062,322	0.1
21,328	Moncler SpA	1,216,585	0.1
42,941 (1)(3)	Nexi SpA	256,458	0.0
41,740 (1)(3)	Poste Italiane SpA	896,823	0.0
25,657	Prysmian SpA	1,816,501	0.1
10,502	Recordati Industria Chimica e Farmaceutica SpA	660,105	0.0
77,398	Ryanair Holdings PLC	2,195,454	0.1
184,121	Snam SpA	1,114,615	0.1
976,857 (1)(2)	Telecom Italia SpA/Milano	482,682	0.0
128,468 (1)	Terna - Rete Elettrica Nazionale	1,320,779	0.1
127,489	UniCredit SpA	8,552,418	0.5
32,755	Unipol Gruppo SpA	648,707	0.0
		54,477,286	3.1
	Japan: 21.2%
69,700	Advantest Corp.	5,166,934	0.3
67,600	Aeon Co. Ltd.	2,072,129	0.1
17,900 (1)	AGC, Inc.	525,109	0.0
48,000	Aisin Corp.	614,035	0.0
82,400	Ajinomoto Co., Inc.	2,234,949	0.1
14,600	ANA Holdings, Inc.	285,869	0.0
131,900 (1)	Asahi Group Holdings Ltd.	1,763,126	0.1
111,900	Asahi Kasei Corp.	796,590	0.1

See Accompanying Notes to Financial Statements

41

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
60,200	Asics Corp.	$1,535,123	0.1
165,200	Astellas Pharma, Inc.	1,617,466	0.1
54,200	Bandai Namco Holdings, Inc.	1,942,485	0.1
52,100 (1)	Bridgestone Corp.	2,130,483	0.1
85,200 (1)	Canon, Inc.	2,471,118	0.1
31,600	Capcom Co. Ltd.	1,079,187	0.1
70,500	Central Japan Railway Co.	1,575,998	0.1
51,300 (1)	Chiba Bank Ltd.	474,101	0.0
58,800	Chubu Electric Power Co., Inc.	727,617	0.0
61,100	Chugai Pharmaceutical Co. Ltd.	3,190,509	0.2
93,800	Concordia Financial Group Ltd.	608,741	0.0
35,400	Dai Nippon Printing Co. Ltd.	537,366	0.0
29,500 (1)	Daifuku Co. Ltd.	758,915	0.1
320,000	Dai-ichi Life Holdings, Inc.	2,432,834	0.1
156,400	Daiichi Sankyo Co. Ltd.	3,623,492	0.2
24,000	Daikin Industries Ltd.	2,817,210	0.2
5,300	Daito Trust Construction Co. Ltd.	577,268	0.0
51,000	Daiwa House Industry Co. Ltd.	1,752,503	0.1
121,800	Daiwa Securities Group, Inc.	865,027	0.1
172,200	Denso Corp.	2,323,889	0.1
18,200 (1)	Dentsu Group, Inc.	403,275	0.0
8,400	Disco Corp.	2,488,445	0.1
82,900	East Japan Railway Co.	1,783,256	0.1
24,000	Eisai Co. Ltd.	689,290	0.0
249,200	ENEOS Holdings, Inc.	1,235,243	0.1
86,300	FANUC Corp.	2,342,811	0.1
17,400	Fast Retailing Co. Ltd.	5,965,836	0.3
12,300	Fuji Electric Co. Ltd.	566,439	0.0
101,900	FUJIFILM Holdings Corp.	2,206,704	0.1
23,000	Fujikura Ltd.	1,209,925	0.1
160,300	Fujitsu Ltd.	3,888,779	0.2
20,800	Hankyu Hanshin Holdings, Inc.	565,420	0.0
1,600	Hikari Tsushin, Inc.	472,426	0.0
417,000	Hitachi Ltd.	12,119,836	0.7
384,500	Honda Motor Co. Ltd.	3,707,678	0.2
9,900	Hoshizaki Corp.	341,135	0.0
31,500	Hoya Corp.	3,741,006	0.2
42,100 (1)	Hulic Co. Ltd.	424,654	0.0
74,200	Idemitsu Kosan Co. Ltd.	449,977	0.0
13,400	IHI Corp.	1,449,394	0.1
80,500 (1)	Inpex Corp.	1,129,992	0.1
48,700	Isuzu Motors Ltd.	616,929	0.0
108,200	ITOCHU Corp.	5,665,895	0.3
12,600 (1)	Japan Airlines Co. Ltd.	256,988	0.0
90,600	Japan Exchange Group, Inc.	917,780	0.1
164,100	Japan Post Bank Co. Ltd.	1,769,085	0.1
162,400	Japan Post Holdings Co. Ltd.	1,504,184	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
17,500	Japan Post Insurance Co. Ltd.	$396,205	0.0
109,200	Japan Tobacco, Inc.	3,216,969	0.2
52,500	JFE Holdings, Inc.	610,715	0.0
38,500	Kajima Corp.	1,004,146	0.1
86,500	Kansai Electric Power Co., Inc.	1,025,875	0.1
42,500	Kao Corp.	1,904,238	0.1
32,000 (1)	Kawasaki Kisen Kaisha Ltd.	453,186	0.0
279,300	KDDI Corp.	4,795,745	0.3
17,700	Keyence Corp.	7,076,961	0.4
62,000	Kikkoman Corp.	575,102	0.0
70,900 (1)	Kirin Holdings Co. Ltd.	993,566	0.1
13,700	Kobe Bussan Co. Ltd.	425,462	0.0
82,200	Komatsu Ltd.	2,712,069	0.2
9,100	Konami Group Corp.	1,438,726	0.1
89,300 (1)	Kubota Corp.	1,007,027	0.1
117,200	Kyocera Corp.	1,407,614	0.1
21,600 (1)	Kyowa Kirin Co. Ltd.	369,733	0.0
7,300 (1)	Lasertec Corp.	978,643	0.1
40,300	M3, Inc.	553,589	0.0
21,700	Makita Corp.	668,316	0.0
128,500	Marubeni Corp.	2,590,335	0.2
30,400	MatsukiyoCocokara & Co.	625,344	0.0
21,900	MEIJI Holdings Co. Ltd.	484,292	0.0
33,100	MINEBEA MITSUMI, Inc.	484,046	0.0
123,800	Mitsubishi Chemical Group Corp.	650,696	0.0
311,200	Mitsubishi Corp.	6,218,362	0.4
173,100	Mitsubishi Electric Corp.	3,723,204	0.2
97,100	Mitsubishi Estate Co. Ltd.	1,820,345	0.1
80,400	Mitsubishi HC Capital, Inc.	591,963	0.0
291,800	Mitsubishi Heavy Industries Ltd.	7,302,116	0.4
1,043,600	Mitsubishi UFJ Financial Group, Inc.	14,228,017	0.8
224,800	Mitsui & Co. Ltd.	4,581,419	0.3
240,600	Mitsui Fudosan Co. Ltd.	2,329,268	0.1
31,400 (1)	Mitsui OSK Lines Ltd.	1,048,752	0.1
217,400	Mizuho Financial Group, Inc.	6,035,008	0.4
22,900	MonotaRO Co. Ltd.	450,806	0.0
117,100	MS&AD Insurance Group Holdings, Inc.	2,617,842	0.2
152,300	Murata Manufacturing Co. Ltd.	2,251,099	0.1
111,800	NEC Corp.	3,261,771	0.2
30,000 (1)	Nexon Co. Ltd.	604,248	0.0
76,200	NIDEC Corp.	1,480,802	0.1
100,500	Nintendo Co. Ltd.	9,650,999	0.6
699 (1)	Nippon Building Fund, Inc.	645,442	0.0
86,600	Nippon Paint Holdings Co. Ltd.	696,460	0.0
15,800	Nippon Sanso Holdings Corp.	597,896	0.0
88,300	Nippon Steel Corp.	1,669,924	0.1

See Accompanying Notes to Financial Statements

42

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,720,300	Nippon Telegraph & Telephone Corp.	$2,908,301	0.2
40,000 (1)	Nippon Yusen KK	1,438,999	0.1
203,500 (1)(2)	Nissan Motor Co. Ltd.	492,384	0.0
18,000 (1)	Nissin Foods Holdings Co. Ltd.	373,953	0.0
7,300	Nitori Holdings Co. Ltd.	702,627	0.0
64,500	Nitto Denko Corp.	1,245,590	0.1
274,400	Nomura Holdings, Inc.	1,808,214	0.1
34,500	Nomura Research Institute Ltd.	1,379,911	0.1
59,300	Obayashi Corp.	898,503	0.1
29,600	Obic Co. Ltd.	1,150,998	0.1
103,700	Olympus Corp.	1,231,782	0.1
16,000 (1)	Omron Corp.	431,303	0.0
34,200	Ono Pharmaceutical Co. Ltd.	370,652	0.0
3,500 (1)	Oracle Corp. Japan	417,167	0.0
98,600	Oriental Land Co. Ltd./ Japan	2,270,933	0.1
105,400	ORIX Corp.	2,378,528	0.1
33,200	Osaka Gas Co. Ltd.	851,578	0.1
20,800 (1)	Otsuka Corp.	423,725	0.0
40,300	Otsuka Holdings Co. Ltd.	1,998,046	0.1
34,800	Pan Pacific International Holdings Corp.	1,196,949	0.1
212,300	Panasonic Holdings Corp.	2,271,466	0.1
137,600 (2)	Rakuten Group, Inc.	758,201	0.1
128,000	Recruit Holdings Co. Ltd.	7,527,250	0.4
153,700	Renesas Electronics Corp.	1,901,489	0.1
189,000	Resona Holdings, Inc.	1,745,570	0.1
48,200	Ricoh Co. Ltd.	454,883	0.0
16,300	Sanrio Co. Ltd.	788,197	0.1
24,900 (1)	SBI Holdings, Inc.	867,644	0.1
7,400	SCREEN Holdings Co. Ltd.	601,705	0.0
14,300	SCSK Corp.	430,826	0.0
38,300	Secom Co. Ltd.	1,375,925	0.1
34,500	Sekisui Chemical Co. Ltd.	624,819	0.0
54,500	Sekisui House Ltd.	1,199,509	0.1
201,500	Seven & i Holdings Co. Ltd.	3,243,209	0.2
29,200 (1)	SG Holdings Co. Ltd.	325,229	0.0
21,600	Shimadzu Corp.	534,017	0.0
6,900	Shimano, Inc.	1,000,365	0.1
164,000	Shin-Etsu Chemical Co. Ltd.	5,415,605	0.3
69,000	Shionogi & Co. Ltd.	1,242,157	0.1
36,500 (1)	Shiseido Co. Ltd.	651,914	0.0
5,200	SMC Corp.	1,863,485	0.1
2,606,100	SoftBank Corp.	4,036,723	0.2
87,000	SoftBank Group Corp.	6,325,424	0.4
81,400	Sompo Holdings, Inc.	2,452,973	0.1
559,800	Sony Group Corp.	14,554,983	0.8
53,500	Subaru Corp.	927,497	0.1
99,200	Sumitomo Corp.	2,560,027	0.2
65,200	Sumitomo Electric Industries Ltd.	1,398,110	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
22,600 (1)	Sumitomo Metal Mining Co. Ltd.	$556,977	0.0
335,900	Sumitomo Mitsui Financial Group, Inc.	8,458,285	0.5
58,400	Sumitomo Mitsui Trust Holdings, Inc.	1,553,290	0.1
28,300 (1)	Sumitomo Realty & Development Co. Ltd.	1,092,928	0.1
12,700	Suntory Beverage & Food Ltd.	406,139	0.0
143,500	Suzuki Motor Corp.	1,730,069	0.1
46,000	Sysmex Corp.	800,732	0.1
44,700	T&D Holdings, Inc.	981,170	0.1
14,200	Taisei Corp.	827,016	0.1
144,800	Takeda Pharmaceutical Co. Ltd.	4,470,411	0.3
177,500	TDK Corp.	2,071,879	0.1
121,300	Terumo Corp.	2,226,083	0.1
19,400	TIS, Inc.	650,088	0.0
10,200 (1)	Toho Co. Ltd./Tokyo	601,758	0.0
167,300	Tokio Marine Holdings, Inc.	7,090,351	0.4
40,800	Tokyo Electron Ltd.	7,813,586	0.5
30,100	Tokyo Gas Co. Ltd.	1,001,189	0.1
26,500 (1)	Tokyo Metro Co. Ltd.	308,372	0.0
45,500	Tokyu Corp.	541,274	0.0
21,800	TOPPAN Holdings, Inc.	592,241	0.0
126,600	Toray Industries, Inc.	866,609	0.1
14,800	Toyota Industries Corp.	1,670,368	0.1
862,700	Toyota Motor Corp.	14,858,275	0.9
58,200	Toyota Tsusho Corp.	1,318,303	0.1
11,500	Trend Micro, Inc./Japan	795,407	0.1
102,000 (1)	Unicharm Corp.	736,520	0.1
40,900	West Japan Railway Co.	935,018	0.1
23,400	Yakult Honsha Co. Ltd.	440,693	0.0
84,300 (1)	Yamaha Motor Co. Ltd.	630,823	0.0
20,800	Yokogawa Electric Corp.	555,648	0.0
261,200	Z Holdings Corp.	961,896	0.1
8,800	Zensho Holdings Co. Ltd.	532,632	0.0
37,000	ZOZO, Inc.	399,774	0.0
		372,191,947	21.2
	Luxembourg: 0.1%
42,827	ArcelorMittal SA	1,359,946	0.1
19,411 (3)	CVC Capital Partners PLC	399,119	0.0
10,779 (1)	Eurofins Scientific SE	768,171	0.0
		2,527,236	0.1
	Macao: 0.1%
200,000	Galaxy Entertainment Group Ltd.	891,520	0.1
221,600 (1)	Sands China Ltd.	463,129	0.0
		1,354,649	0.1
	Netherlands: 4.1%
41,834 (3)	ABN AMRO Bank NV	1,142,320	0.1
2,294 (2)(3)	Adyen NV	4,213,029	0.2
120,729	Aegon Ltd.	874,891	0.0
15,593	Akzo Nobel NV	1,094,065	0.1
5,559 (2)	Argenx SE	3,077,376	0.2
4,266	ASM International, N.V.	2,736,552	0.2

See Accompanying Notes to Financial Statements

43

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
35,852	ASML Holding NV	$28,729,612	1.6
13,467	ASR Nederland NV	894,825	0.1
7,409 (1)	BE Semiconductor Industries NV	1,108,044	0.1
7,138 (3)	Euronext NV	1,223,043	0.1
8,071	EXOR NV	814,750	0.0
11,835	Heineken Holding NV	883,126	0.0
26,218	Heineken NV	2,287,340	0.1
5,397 (1)	IMCD NV	725,874	0.0
286,521	ING Groep NV	6,279,896	0.4
15,601 (1)	JDE Peet’s NV	445,637	0.0
83,108	Koninklijke Ahold Delhaize NV	3,471,136	0.2
355,084	Koninklijke KPN NV	1,732,172	0.1
78,930	Koninklijke Philips, N.V.	1,895,300	0.1
24,561	NN Group NV	1,634,272	0.1
9,909 (1)	Randstad NV	458,005	0.0
100,158 (1)	Universal Music Group NV	3,249,191	0.2
21,713	Wolters Kluwer NV	3,631,252	0.2
		72,601,708	4.1
	New Zealand: 0.3%
153,561	Auckland International Airport Ltd.	724,958	0.1
72,858	Contact Energy Ltd.	399,834	0.0
53,518	Fisher & Paykel Healthcare Corp. Ltd.	1,175,512	0.1
83,973	Infratil Ltd.	541,857	0.0
118,985	Meridian Energy Ltd.	427,912	0.0
13,274 (2)	Xero Ltd.	1,570,703	0.1
		4,840,776	0.3
	Norway: 0.6%
28,854	Aker BP ASA	737,347	0.1
81,523	DNB Bank ASA	2,254,484	0.1
76,500	Equinor ASA	1,931,935	0.1
18,261	Gjensidige Forsikring ASA	462,915	0.0
40,155	Kongsberg Gruppen ASA	1,557,095	0.1
42,494	Mowi ASA	820,704	0.1
128,405	Norsk Hydro ASA	735,299	0.0
63,436	Orkla ASA	690,913	0.0
5,761	Salmar ASA	249,658	0.0
56,223	Telenor ASA	875,516	0.1
		10,315,866	0.6
	Poland: 0.0%
20,544 (2)	InPost SA	341,888	0.0

	Portugal: 0.2%
286,521	EDP - Energias de Portugal SA	1,244,731	0.1
38,098	Galp Energia SGPS SA	697,418	0.1
25,856	Jeronimo Martins SGPS SA	654,621	0.0
		2,596,770	0.2
	Singapore: 1.8%
341,500	CapitaLand Ascendas REIT	720,618	0.0
533,135	CapitaLand Integrated Commercial Trust	910,368	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore (continued)
213,800 (1)	CapitaLand Investment Ltd./Singapore	$445,701	0.0
193,960	DBS Group Holdings Ltd.	6,847,192	0.4
552,100	Genting Singapore Ltd.	310,522	0.0
216,005 (2)	Grab Holdings Ltd. - Class A	1,086,505	0.1
133,000	Keppel Corp. Ltd.	776,664	0.1
308,300	Oversea-Chinese Banking Corp. Ltd.	3,953,428	0.2
34,825 (2)	Sea Ltd., ADR	5,569,911	0.3
81,600	Sembcorp Industries Ltd.	439,587	0.0
135,900	Singapore Airlines Ltd.	745,378	0.0
78,300	Singapore Exchange Ltd.	916,832	0.1
142,600	Singapore Technologies Engineering Ltd.	874,378	0.1
678,600	Singapore Telecommunications Ltd.	2,045,836	0.1
61,822	STMicroelectronics NV	1,895,591	0.1
115,000	United Overseas Bank Ltd.	3,254,927	0.2
		30,793,438	1.8
	South Africa: 0.2%
101,880	Anglo American PLC	3,003,199	0.2

	South Korea: 0.0%
17,201 (2)(3)	Delivery Hero SE	466,875	0.0

	Spain: 3.1%
2,254 (1)	Acciona SA	406,542	0.0
16,075	ACS Actividades de Construccion y Servicios SA	1,117,338	0.1
68,480 (3)	Aena SME SA	1,827,995	0.1
41,011	Amadeus IT Group SA	3,464,744	0.2
524,658	Banco Bilbao Vizcaya Argentaria SA	8,078,848	0.5
490,466	Banco de Sabadell SA	1,561,428	0.1
1,379,399	Banco Santander SA	11,422,668	0.6
61,371	Bankinter SA	801,169	0.0
359,242	CaixaBank SA	3,112,773	0.2
45,020 (3)	Cellnex Telecom SA	1,753,005	0.1
27,838 (1)	EDP Renovaveis SA	311,500	0.0
29,001 (1)	Endesa SA	918,611	0.1
26,410 (1)(2)	Grifols SA	322,255	0.0
527,682	Iberdrola SA	10,151,592	0.6
99,303	Industria de Diseno Textil SA	5,180,330	0.3
37,053 (1)	Red Electrica Corp. SA	792,853	0.0
105,678 (1)	Repsol SA	1,545,693	0.1
335,517 (1)	Telefonica SA	1,765,859	0.1
		54,535,203	3.1
	Sweden: 3.0%
23,731	AddTech AB - Class B	809,027	0.1
26,418	Alfa Laval AB	1,112,690	0.1
91,244	Assa Abloy AB - Class B	2,852,620	0.2
244,524	Atlas Copco AB - Class A	3,952,977	0.2
142,518	Atlas Copco AB - Class B	2,028,400	0.1
35,145 (1)	Beijer Ref AB	554,624	0.0
25,874 (2)	Boliden AB	808,549	0.1
60,172	Epiroc AB - Class A	1,309,334	0.1

See Accompanying Notes to Financial Statements

44

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
35,607	Epiroc AB - Class B	$682,677	0.0
33,997 (1)	EQT AB	1,140,464	0.1
54,837	Essity AB - Class B	1,518,375	0.1
13,499 (3)	Evolution AB	1,072,132	0.1
65,558 (1)(2)	Fastighets AB Balder	488,687	0.0
51,721 (1)	H & M Hennes & Mauritz AB - Class B	728,445	0.1
189,569	Hexagon AB - Class B	1,910,779	0.1
6,960 (1)	Holmen AB - Class B	275,700	0.0
10,883	Industrivarden AB - Class A	395,634	0.0
14,136 (1)	Industrivarden AB - Class C	511,889	0.0
24,949	Indutrade AB	681,235	0.0
13,519	Investment AB Latour - Class B	356,567	0.0
157,566	Investor AB - Class B	4,669,214	0.3
6,939	L E Lundbergforetagen AB - Class B	346,379	0.0
21,284	Lifco AB - Class B	862,573	0.1
138,375 (1)	Nibe Industrier AB - Class B	590,815	0.0
29,246	Saab AB - Class B	1,635,240	0.1
20,066	Sagax AB - Class B	459,797	0.0
97,353	Sandvik AB	2,235,455	0.1
44,905	Securitas AB - Class B	672,333	0.0
144,460	Skandinaviska Enskilda Banken AB - Class A	2,518,015	0.2
31,071	Skanska AB - Class B	723,787	0.1
31,144	SKF AB - Class B	715,387	0.0
55,397 (1)	Svenska Cellulosa AB SCA - Class B	720,314	0.0
133,178	Svenska Handelsbanken AB - Class A	1,782,892	0.1
77,520	Swedbank AB - Class A	2,053,220	0.1
17,878 (2)	Swedish Orphan Biovitrum AB	544,120	0.0
49,911	Tele2 AB - Class B	728,572	0.1
252,880	Telefonaktiebolaget LM Ericsson - Class B	2,160,941	0.1
215,416	Telia Co. AB	774,814	0.1
18,425	Trelleborg AB - Class B	686,352	0.0
144,607	Volvo AB - Class B	4,068,896	0.2
		52,139,921	3.0
	Switzerland: 4.8%
143,973	ABB Ltd., Reg	8,628,135	0.5
3,764	Baloise Holding AG, Reg	887,747	0.0
2,750 (1)	Banque Cantonale Vaudoise	317,165	0.0
326 (1)	Barry Callebaut AG	356,341	0.0
1,928	BKW AG	422,713	0.0
10	Chocoladefabriken Lindt & Spruengli AG	1,667,256	0.1
86 (1)	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,449,410	0.1
48,939	Cie Financiere Richemont SA	9,260,868	0.5
16,981	DSM-Firmenich AG	1,806,532	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
8,026	Dufry AG, Reg	$437,185	0.0
641	EMS-Chemie Holding AG	484,598	0.0
10,836	Galderma Group AG	1,575,074	0.1
3,043	Geberit AG, Reg	2,396,499	0.1
841	Givaudan SA, Reg	4,078,452	0.2
3,389	Helvetia Holding AG	795,657	0.0
18,809	Julius Baer Group Ltd.	1,275,906	0.1
4,410	Kuehne + Nagel International AG	954,954	0.1
13,887	Logitech International SA	1,259,336	0.1
6,575	Lonza Group AG	4,702,200	0.3
2,066	Partners Group Holding AG	2,703,002	0.2
38,166	Sandoz Group AG	2,091,626	0.1
3,718	Schindler Holding AG	1,384,472	0.1
2,144	Schindler Holding AG (SCHN)	778,887	0.0
14,664	SGS SA	1,488,919	0.1
27,923 (1)	SIG Group AG	516,493	0.0
13,879	Sika AG, Reg	3,776,253	0.2
4,628	Sonova Holding AG, Reg	1,380,188	0.1
10,192	Straumann Holding AG	1,334,028	0.1
2,642 (1)	Swatch Group AG - Class BR	431,335	0.0
2,615	Swiss Life Holding AG	2,647,333	0.2
7,304	Swiss Prime Site AG	1,096,507	0.1
2,365	Swisscom AG, Reg	1,679,359	0.1
5,148	Temenos AG	369,807	0.0
299,411	UBS Group AG	10,165,533	0.6
2,465 (3)	VAT Group AG	1,044,500	0.1
13,323	Zurich Insurance Group AG	9,322,412	0.5
		84,966,682	4.8
	United Kingdom: 11.1%
88,613	3i Group PLC	5,014,791	0.3
23,772	Admiral Group PLC	1,067,516	0.1
39,325	Ashtead Group PLC	2,521,750	0.1
29,669	Associated British Foods PLC	838,276	0.0
141,160	AstraZeneca PLC	19,645,061	1.1
80,038 (3)	Auto Trader Group PLC	906,571	0.1
244,487	Aviva PLC	2,078,557	0.1
274,232	BAE Systems PLC	7,117,091	0.4
1,301,929	Barclays PLC	6,015,898	0.3
125,864	Barratt Developments PLC	788,157	0.0
180,336	British American Tobacco PLC	8,574,296	0.5
543,849 (1)	BT Group PLC	1,448,115	0.1
29,822	Bunzl PLC	950,320	0.1
457,563	Centrica PLC	1,015,226	0.1
245,000	CK Hutchison Holdings Ltd.	1,508,632	0.1
20,973	Coca-Cola European Partners PLC - USD	1,944,617	0.1
154,525	Compass Group PLC	5,234,056	0.3
12,112	Croda International PLC	486,271	0.0
9,036	DCC PLC	586,440	0.0
202,576	Diageo PLC	5,108,163	0.3

See Accompanying Notes to Financial Statements

45

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
55,454	Entain PLC	$686,830	0.0
34,664	Halma PLC	1,523,621	0.1
15,195	Hikma Pharmaceuticals PLC	414,655	0.0
1,608,862	HSBC Holdings PLC	19,461,044	1.1
71,213	Imperial Brands PLC	2,813,629	0.2
120,081	Informa PLC	1,329,437	0.1
13,498	InterContinental Hotels Group PLC	1,543,292	0.1
113,144	International Consolidated Airlines Group SA - Class DI	533,048	0.0
14,576	Intertek Group PLC	949,457	0.1
160,177	J Sainsbury PLC	637,481	0.0
226,152	JD Sports Fashion PLC	275,786	0.0
162,328	Kingfisher PLC	648,271	0.0
64,617	Land Securities Group PLC	561,250	0.0
534,582	Legal & General Group PLC	1,870,464	0.1
5,475,480	Lloyds Banking Group PLC	5,757,551	0.3
43,388	London Stock Exchange Group PLC	6,345,355	0.4
208,504	M&G PLC	737,001	0.0
187,316	Marks & Spencer Group PLC	911,669	0.1
116,094	Melrose Industries PLC	845,532	0.1
445,807	National Grid PLC	6,543,831	0.4
735,380	NatWest Group PLC	5,164,524	0.3
10,625	Next PLC	1,814,681	0.1
54,751	Pearson PLC	806,535	0.0
64,113	Phoenix Group Holdings PLC	580,037	0.0
62,073	Reckitt Benckiser Group PLC	4,228,835	0.2
168,169	RELX PLC	9,114,342	0.5
230,507	Rentokil Initial PLC	1,112,140	0.1
771,775	Rolls-Royce Holdings PLC	10,228,032	0.6
89,403	Sage Group PLC	1,535,296	0.1
65,984	Schroders PLC	328,145	0.0
117,349	Segro PLC	1,098,518	0.1
24,670	Severn Trent PLC	926,903	0.1
75,845	Smith & Nephew PLC	1,161,505	0.1
30,555	Smiths Group PLC	942,446	0.1
6,721	Spirax-Sarco Engineering PLC	549,590	0.0
100,757	SSE PLC	2,537,068	0.1
183,773	Standard Chartered PLC	3,041,167	0.2
612,520	Tesco PLC	3,377,133	0.2
227,727	Unilever PLC	13,897,286	0.8
62,261	United Utilities Group PLC	977,667	0.1
1,815,800	Vodafone Group PLC	1,943,720	0.1
16,108	Whitbread PLC	625,086	0.0
60,833 (2)	Wise PLC - Class A	869,021	0.1
98,502	WPP PLC	693,550	0.0
		194,792,235	11.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: 10.0%
45,490	Alcon, Inc.	$4,034,189	0.2
47,448 (2)	Amrize Ltd.	2,366,869	0.1
1,458,120	BP PLC	7,264,765	0.4
44,080	CSL Ltd.	6,962,907	0.4
4,276 (2)	CyberArk Software Ltd.	1,739,819	0.1
83,586	Experian PLC	4,310,204	0.2
46,784 (1)	Ferrovial SE	2,495,592	0.1
4,204	Gecina SA	462,796	0.0
374,722	GSK PLC	7,144,604	0.4
821,552	Haleon PLC	4,222,462	0.2
47,448	Holcim AG	3,523,448	0.2
52,685 (1)(2)	James Hardie Industries PLC	1,414,768	0.1
3,698 (2)	Monday.com Ltd.	1,162,947	0.1
238,510	Nestle SA	23,714,184	1.4
173,073	Novartis AG, Reg	21,007,100	1.2
19,707	QIAGEN NV	949,479	0.1
63,957	Roche Holding AG	20,876,837	1.2
2,922	Roche Holding AG - Class BR	1,015,486	0.1
101,067	Sanofi	9,784,700	0.6
49,782	Schneider Electric SE	13,365,754	0.8
544,932	Shell PLC	19,012,378	1.1
13,977 (2)	Spotify Technology SA	10,725,111	0.6
183,557	Stellantis NV (STLAM)	1,838,537	0.1
27,458	Swiss Re AG	4,749,880	0.3
37,048	Tenaris SA	694,455	0.0
		174,839,271	10.0
	Total Common Stock (Cost $1,324,231,679)	1,711,319,674	97.5

PREFERRED STOCK: 0.3%
	Germany: 0.3%
5,111	Bayerische Motoren Werke AG	424,449	0.0
10,398 (3)	Dr Ing hc F Porsche AG	513,911	0.0
15,454	Henkel AG & Co. KGaA	1,214,434	0.1
13,981	Porsche Automobil Holding SE	555,028	0.0
2,393	Sartorius AG	609,493	0.1
18,828	Volkswagen AG	1,990,379	0.1
		5,307,694	0.3
	Total Preferred Stock (Cost $6,902,568)	5,307,694	0.3
	Total Long-Term Investments (Cost $1,331,134,247)	1,716,627,368	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Commercial Paper: 0.5%
900,000 (4)	ANZ Banking Group Ltd., 4.480%, 08/27/2025	900,051	0.1
750,000 (4)	BNP Paribas S.A., 4.450%, 07/23/2025	747,926	0.0

See Accompanying Notes to Financial Statements

46

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
900,000 (4)	Credit Industriel et Commercial S.A., 4.420%, 07/14/2025	$898,490	0.0
900,000 (4)	DBS Bank Ltd., 4.430%, 07/28/2025	896,963	0.0
750,000 (4)	LLoyds Bank PLC, 4.430%, 07/24/2025	747,828	0.0
950,000 (4)	National Australia Bank Ltd., 4.500%, 09/04/2025	950,019	0.1
900,000 (4)	Skandinaviska Enskilda Banken AB, 4.570%, 12/11/2025	899,991	0.1
500,000 (4)	Svenska Handelsbanken AB, 4.510%, 11/21/2025	500,391	0.0
900,000 (4)	Swedbank AB, 4.580%, 12/10/2025	900,763	0.1
900,000 (4)	Toyota Motor Credit Corp., 4.490%, 08/11/2025	895,447	0.0
900,000 (4)	United Overseas Bank Ltd., 4.360%, 09/19/2025	900,041	0.1
	Total Commercial Paper (Cost $9,237,910)	9,237,910	0.5
	Certificates of Deposits: 0.6%
900,000 (4)	Bank of America N.A., 4.530%, 08/05/2025	900,252	0.1
900,000 (4)(5)	Barclays Bank PLC, 4.620%, (SOFRRATE + 0.220%), 07/28/2025	900,075	0.0
900,000 (4)	Canadian Imperial Bank of Commerce, 4.490%, 11/12/2025	900,606	0.1
900,000 (4)	Citibank N.A., 4.577%, 10/23/2025	900,959	0.1
950,000 (4)(5)	Cooperatieve Rabobank U.A., 4.671%, (SOFRRATE + 0.360%), 08/11/2025	950,319	0.1
900,000 (4)	DZ Bank AG, 4.439%, 08/15/2025	900,207	0.0
900,000 (4)	Landesbank Baden- Wurttemberg, 4.540%, 11/17/2025	900,146	0.0
900,000 (4)(5)	Mitsubishi UFJ Trust & Banking Corp. YCd, 4.533%, (SOFRRATE + 0.230%), 08/08/2025	900,121	0.0
750,000 (4)	Mizuho Bank Ltd., 4.516%, 07/23/2025	750,174	0.0
900,000 (4)	Natixis, 4.484%, 08/06/2025	900,240	0.0
900,000 (4)	Oversea-Chinese Banking Corporation Ltd., 4.530%, 11/14/2025	900,695	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
900,000 (4)	Sumitomo Mitsui Banking Corp., 4.468%, 08/20/2025	$900,242	0.1
	Total Certificates of Deposits (Cost $10,704,036)	10,704,036	0.6
	Repurchase Agreements: 2.2%
4,590,343 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $4,590,895, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $4,682,150, due 06/01/30-02/01/57)	4,590,343	0.3
8,349,608 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $8,350,612, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $8,516,600, due 08/15/34-06/01/55)	8,349,608	0.5
2,805,155 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,805,492, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,861,258, due 03/01/34-05/01/55)	2,805,155	0.2

See Accompanying Notes to Financial Statements

47

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
13,063,913 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $13,065,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $13,325,191, due 12/01/29-06/20/55)	$13,063,913	0.7
8,626,942 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 06/30/2025, 4.470%, due 07/01/2025 (Repurchase Amount $8,627,999, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.318%, Market Value plus accrued interest $8,800,578, due 09/23/25-03/15/66)	8,626,942	0.5
	Total Repurchase Agreements (Cost $37,435,961)	37,435,961	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
22,969,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $22,969,000)	$22,969,000	1.3
	Total Short-Term Investments (Cost $80,346,907)	80,346,907	4.6
	Total Investments in Securities (Cost $1,411,481,154)	$1,796,974,275	102.4
	Liabilities in Excess of Other Assets	(42,086,124)	(2.4)
	Net Assets	$1,754,888,151	100.0

ADR	American Depositary Receipt
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(6)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

Sector Diversification	Percentage of Net Assets
Financials	23.3%
Industrials	18.6
Health Care	11.0
Consumer Discretionary	9.6
Information Technology	8.3
Consumer Staples	7.8
Materials	5.5
Communication Services	5.3
Utilities	3.4
Energy	3.1
Real Estate	1.9
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

48

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$118,603,659	$—	$118,603,659
Austria	—	4,253,382	—	4,253,382
Belgium	—	14,466,965	—	14,466,965
Brazil	—	557,895	—	557,895
Chile	—	895,210	—	895,210
China	677,221	8,961,913	—	9,639,134
Denmark	—	39,302,170	—	39,302,170
Finland	—	18,284,037	—	18,284,037
France	—	162,279,412	—	162,279,412
Germany	1,166,407	171,129,907	—	172,296,314
Hong Kong	1,976,077	30,376,050	—	32,352,127
Ireland	1,960,686	5,719,865	—	7,680,551
Israel	4,260,953	9,662,915	—	13,923,868
Italy	—	54,477,286	—	54,477,286
Japan	—	372,191,947	—	372,191,947
Luxembourg	—	2,527,236	—	2,527,236
Macao	—	1,354,649	—	1,354,649
Netherlands	—	72,601,708	—	72,601,708
New Zealand	1,152,870	3,687,906	—	4,840,776
Norway	1,806,753	8,509,113	—	10,315,866
Poland	—	341,888	—	341,888
Portugal	—	2,596,770	—	2,596,770
Singapore	6,656,416	24,137,022	—	30,793,438
South Africa	—	3,003,199	—	3,003,199
South Korea	—	466,875	—	466,875
Spain	918,611	53,616,592	—	54,535,203
Sweden	—	52,139,921	—	52,139,921
Switzerland	—	84,966,682	—	84,966,682
United Kingdom	1,944,617	192,847,618	—	194,792,235
United States	15,994,746	158,844,525	—	174,839,271
Total Common Stock	38,515,357	1,672,804,317	—	1,711,319,674
Preferred Stock	—	5,307,694	—	5,307,694
Short-Term Investments	22,969,000	57,377,907	—	80,346,907
Total Investments, at fair value	$61,484,357	$1,735,489,918	$—	$1,796,974,275
Other Financial Instruments+
Futures	498,533	—	—	498,533
Total Assets	$61,982,890	$1,735,489,918	$—	$1,797,472,808

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

49

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI EAFE Index	243	09/19/25	$32,582,655	$498,533
			$32,582,655	$498,533

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$498,533
Total Asset Derivatives		$498,533

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,858,606
Total	$3,858,606

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,679,317
Total	$1,679,317

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,421,834,470.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$452,927,153
Gross Unrealized Depreciation	(73,548,078)
Net Unrealized Appreciation	$379,379,075

See Accompanying Notes to Financial Statements

50

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 4.0%
5,178 (1)	AST SpaceMobile, Inc.	$241,968	0.1
2,724 (1)	Charter Communications, Inc. - Class A	1,113,598	0.3
7,836	Electronic Arts, Inc.	1,251,409	0.3
6,482	Fox Corp. - Class A	363,251	0.1
3,974	Fox Corp. - Class B	205,178	0.1
7,044 (1)	Frontier Communications Parent, Inc.	256,402	0.1
2,018 (1)	IAC, Inc.	75,352	0.0
11,078	Interpublic Group of Cos., Inc.	271,189	0.1
2,850	Iridium Communications, Inc.	85,985	0.0
492 (1)	Liberty Broadband Corp. - Class A	48,127	0.0
3,363 (1)	Liberty Broadband Corp. - Class C	330,852	0.1
5,027 (1)	Liberty Global Ltd. - Class A	50,320	0.0
4,210 (1)	Liberty Global Ltd. - Class C	43,405	0.0
682 (1)	Liberty Media Corp.-Liberty Formula One - Class A, Tracking Stock	64,763	0.0
6,301 (1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	658,455	0.2
592 (1)	Liberty Media Corp.-Liberty Live - Class A, Tracking Stock	47,052	0.0
1,374 (1)	Liberty Media Corp.-Liberty Live - Class C, Tracking Stock	111,514	0.0
4,754 (1)	Live Nation Entertainment, Inc.	719,185	0.2
484 (1)	Madison Square Garden Sports Corp.	101,132	0.0
7,343	Match Group, Inc.	226,825	0.1
3,086	Millicom International Cellular SA	115,632	0.0
4,821	New York Times Co. - Class A	269,880	0.1
11,373	News Corp. - Class A	338,006	0.1
3,362	News Corp. - Class B	115,350	0.0
847	Nexstar Media Group, Inc.	146,489	0.0
5,807	Omnicom Group, Inc.	417,756	0.1
275	Paramount Global - Class A	6,311	0.0
17,887	Paramount Global - Class B	230,742	0.1
17,745 (1)	Pinterest, Inc. - Class A	636,336	0.2
3,502 (1)	Reddit, Inc. - Class A	527,296	0.1
16,928 (1)	ROBLOX Corp. - Class A	1,780,826	0.5
3,872 (1)	Roku, Inc.	340,310	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
5,702	Sirius XM Holdings, Inc.	$130,975	0.0
5,377 (1)	Take-Two Interactive Software, Inc.	1,305,804	0.4
2,065	TKO Group Holdings, Inc.	375,727	0.1
13,406 (1)	Trade Desk, Inc. - Class A	965,098	0.3
3,114 (1)	Trump Media & Technology Group Corp.	56,177	0.0
67,013 (1)	Warner Bros Discovery, Inc.	767,969	0.2
8,879 (1)	ZoomInfo Technologies, Inc.	89,855	0.0
		14,882,501	4.0
	Consumer Discretionary: 11.5%
10,620	ADT, Inc.	89,951	0.0
4,482 (1)	Amer Sports, Inc.	173,722	0.1
6,876 (1)	Aptiv PLC	469,081	0.1
7,929	Aramark	331,987	0.1
825 (1)	AutoNation, Inc.	163,886	0.0
6,396	Bath & Body Works, Inc.	191,624	0.1
5,806	Best Buy Co., Inc.	389,757	0.1
1,600 (1)	Birkenstock Holding PLC	78,688	0.0
6,546	BorgWarner, Inc.	219,160	0.1
1,745	Boyd Gaming Corp.	136,511	0.0
1,708 (1)	Bright Horizons Family Solutions, Inc.	211,092	0.1
1,968	Brunswick Corp.	108,712	0.0
1,889 (1)	Burlington Stores, Inc.	439,457	0.1
6,200 (1)	Caesars Entertainment, Inc.	176,018	0.1
4,580 (1)	CarMax, Inc.	307,822	0.1
32,471 (1)	Carnival Corp.	913,085	0.2
3,858 (1)	Carvana Co.	1,299,992	0.4
2,998 (1)	Cava Group, Inc.	252,522	0.1
6,283 (1)	Chewy, Inc. - Class A	267,781	0.1
815 (2)	Choice Hotels International, Inc.	103,407	0.0
1,953	Churchill Downs, Inc.	197,253	0.1
781	Columbia Sportswear Co.	47,703	0.0
37,300 (1)	Coupang, Inc.	1,117,508	0.3
1,633 (1)	Crocs, Inc.	165,390	0.0
8,243	D.R. Horton, Inc.	1,062,688	0.3
3,510	Darden Restaurants, Inc.	765,075	0.2
4,540 (1)	Deckers Outdoor Corp.	467,938	0.1
1,626	Dick’s Sporting Goods, Inc.	321,639	0.1
89 (2)	Dillard’s, Inc. - Class A	37,187	0.0
955	Domino’s Pizza, Inc.	430,323	0.1
14,438 (1)	DraftKings, Inc. - Class A	619,246	0.2
1,129 (1)	Duolingo, Inc.	462,913	0.1

See Accompanying Notes to Financial Statements

51

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,474 (1)	Dutch Bros, Inc. - Class A	$237,517	0.1
13,837	eBay, Inc.	1,030,303	0.3
3,101 (1)	Etsy, Inc.	155,546	0.0
3,635	Expedia Group, Inc.	613,152	0.2
1,619 (1)	Five Below, Inc.	212,380	0.1
3,197 (1)	Floor & Decor Holdings, Inc. - Class A	242,844	0.1
5,264 (1)	Flutter Entertainment PLC - Class DI	1,504,241	0.4
117,281	Ford Motor Co.	1,272,499	0.3
12,310 (1)	GameStop Corp. - Class A	300,241	0.1
6,911	Gap, Inc.	150,729	0.0
4,896	Garmin Ltd.	1,021,893	0.3
6,775	Gentex Corp.	148,982	0.0
4,167	Genuine Parts Co.	505,499	0.1
836 (1)	Grand Canyon Education, Inc.	158,004	0.0
3,983	H&R Block, Inc.	218,627	0.1
3,350	Harley-Davidson, Inc.	79,060	0.0
3,971	Hasbro, Inc.	293,139	0.1
7,007	Hilton Worldwide Holdings, Inc.	1,866,244	0.5
1,208	Hyatt Hotels Corp. - Class A	168,697	0.0
9,622	Las Vegas Sands Corp.	418,653	0.1
1,603	Lear Corp.	152,253	0.0
6,860	Lennar Corp. - Class A	758,785	0.2
286	Lennar Corp. - Class B	30,101	0.0
2,486 (1)	Light & Wonder, Inc.	239,302	0.1
769	Lithia Motors, Inc.	259,784	0.1
7,795	LKQ Corp.	288,493	0.1
37,320 (1)(2)	Lucid Group, Inc.	78,745	0.0
3,162 (1)	Lululemon Athletica, Inc.	751,228	0.2
8,324	Macy’s, Inc.	97,058	0.0
9,646 (1)	Mattel, Inc.	190,219	0.1
6,155 (1)	MGM Resorts International	211,670	0.1
1,541 (1)	Mohawk Industries, Inc.	161,558	0.0
540	Murphy USA, Inc.	219,672	0.1
12,523	Newell Brands, Inc.	67,624	0.0
13,287 (1)	Norwegian Cruise Line Holdings Ltd.	269,460	0.1
84 (1)	NVR, Inc.	620,395	0.2
1,839 (1)	Ollie’s Bargain Outlet Holdings, Inc.	242,343	0.1
6,618 (1)	On Holding AG - Class A	344,467	0.1
4,488 (1)	Penn Entertainment, Inc.	80,201	0.0
555	Penske Automotive Group, Inc.	95,355	0.0
2,518 (1)	Planet Fitness, Inc. - Class A	274,588	0.1
1,079	Pool Corp.	314,507	0.1
6,000	PulteGroup, Inc.	632,760	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,569	PVH Corp.	$107,633	0.0
12,382 (1)	QuantumScape Corp.	83,207	0.0
1,175	Ralph Lauren Corp.	322,279	0.1
9,720	Restaurant Brands International, Inc.	644,339	0.2
459 (1)	RH	86,756	0.0
23,284 (1)	Rivian Automotive, Inc. - Class A	319,922	0.1
9,679	Ross Stores, Inc.	1,234,847	0.3
7,612	Royal Caribbean Cruises Ltd.	2,383,622	0.6
4,189	Service Corp. International	340,985	0.1
2,114 (1)	SharkNinja, Inc.	209,265	0.1
3,926 (1)	Skechers USA, Inc. - Class A	247,731	0.1
6,213	Tapestry, Inc.	545,564	0.2
6,073	Tempur Sealy International, Inc.	413,268	0.1
1,987	Texas Roadhouse, Inc.	372,384	0.1
1,529 (2)	Thor Industries, Inc.	135,790	0.0
2,972	Toll Brothers, Inc.	339,194	0.1
877 (1)	TopBuild Corp.	283,920	0.1
15,971	Tractor Supply Co.	842,790	0.2
1,887	Travel + Leisure Co.	97,388	0.0
1,356 (1)	Ulta Beauty, Inc.	634,364	0.2
5,621 (1)	Under Armour, Inc. - Class A	38,391	0.0
5,681 (1)	Under Armour, Inc. - Class C	36,870	0.0
1,077	Vail Resorts, Inc.	169,229	0.0
3,808 (1)	Valvoline, Inc.	144,209	0.0
10,549	VF Corp.	123,951	0.0
6,106 (1)	Viking Holdings Ltd.	325,389	0.1
2,815 (1)	Wayfair, Inc. - Class A	143,959	0.0
4,914	Wendy’s Co.	56,118	0.0
1,612	Whirlpool Corp.	163,489	0.0
3,558	Williams-Sonoma, Inc.	581,270	0.2
834	Wingstop, Inc.	280,841	0.1
2,280	Wyndham Hotels & Resorts, Inc.	185,159	0.1
2,509	Wynn Resorts Ltd.	235,018	0.1
2,478 (1)	YETI Holdings, Inc.	78,107	0.0
8,374	Yum! Brands, Inc.	1,240,859	0.3
		42,446,043	11.5
	Consumer Staples: 5.2%
12,450	Albertsons Cos., Inc. - Class A	267,800	0.1
14,360	Archer-Daniels-Midland Co.	757,921	0.2
3,813 (1)	BellRing Brands, Inc.	220,887	0.1
3,930 (1)	BJ’s Wholesale Club Holdings, Inc.	423,772	0.1
245 (1)	Boston Beer Co., Inc. - Class A	46,749	0.0
1,310	Brown-Forman Corp. - Class A	35,986	0.0
4,437	Brown-Forman Corp. - Class B	119,400	0.0

See Accompanying Notes to Financial Statements

52

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
3,990	Bunge Global SA	$320,317	0.1
5,825	Campbell Soup Co.	178,536	0.0
1,111	Casey’s General Stores, Inc.	566,910	0.1
4,939 (1)	Celsius Holdings, Inc.	229,120	0.1
7,399	Church & Dwight Co., Inc.	711,118	0.2
3,699	Clorox Co.	444,139	0.1
1,555	Coca-Cola Consolidated, Inc.	173,616	0.0
14,298	Conagra Brands, Inc.	292,680	0.1
3,925	Constellation Brands, Inc. - Class A	638,519	0.2
10,372 (1)	Coty, Inc. - Class A	48,230	0.0
4,698 (1)	Darling Ingredients, Inc.	178,242	0.0
6,599	Dollar General Corp.	754,794	0.2
6,103 (1)	Dollar Tree, Inc.	604,441	0.2
1,645 (1)	e.l.f. Beauty, Inc.	204,704	0.1
7,021	Estee Lauder Cos., Inc. - Class A	567,297	0.2
5,583	Flowers Foods, Inc.	89,216	0.0
1,430 (1)	Freshpet, Inc.	97,183	0.0
16,451	General Mills, Inc.	852,326	0.2
4,377	Hershey Co.	726,363	0.2
8,689	Hormel Foods Corp.	262,842	0.1
1,918	Ingredion, Inc.	260,119	0.1
3,113	JM Smucker Co.	305,697	0.1
8,347	Kellogg Co.	663,837	0.2
57,067	Kenvue, Inc.	1,194,412	0.3
25,650	Kraft Heinz Co.	662,283	0.2
18,218	Kroger Co.	1,306,777	0.3
4,093	Lamb Weston Holdings, Inc.	212,222	0.1
5,176 (1)	Maplebear, Inc.	234,162	0.1
7,606	McCormick & Co., Inc.	576,687	0.2
5,039	Molson Coors Beverage Co. - Class B	242,326	0.1
4,584 (1)	Performance Food Group Co.	400,963	0.1
1,243	Pilgrim’s Pride Corp.	55,910	0.0
1,515 (1)	Post Holdings, Inc.	165,180	0.0
7,713	Primo Brands Corp. - Class A	228,459	0.1
1,620	Reynolds Consumer Products, Inc.	34,700	0.0
7	Seaboard Corp.	20,028	0.0
763	Smithfield Foods, Inc.	17,953	0.0
2,941 (1)	Sprouts Farmers Market, Inc.	484,206	0.1
14,576	Sysco Corp.	1,103,986	0.3
8,405	Tyson Foods, Inc. - Class A	470,176	0.1
6,898 (1)	US Foods Holding Corp.	531,215	0.1
21,465	Walgreens Boots Alliance, Inc.	246,418	0.1
		19,230,824	5.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 5.9%
10,047	Antero Midstream Corp.	$190,391	0.1
8,704 (1)	Antero Resources Corp.	350,597	0.1
10,654	APA Corp.	194,862	0.1
29,794	Baker Hughes Co.	1,142,302	0.3
6,627	Cheniere Energy, Inc.	1,613,807	0.4
6,601	Chesapeake Energy Corp.	771,921	0.2
1,774	Chord Energy Corp.	171,812	0.1
2,772	Civitas Resources, Inc.	76,285	0.0
22,663	Coterra Energy, Inc.	575,187	0.2
18,682	Devon Energy Corp.	594,274	0.2
5,728	Diamondback Energy, Inc.	787,027	0.2
3,048	DT Midstream, Inc.	335,006	0.1
17,910	EQT Corp.	1,044,511	0.3
25,755	Halliburton Co.	524,887	0.1
8,490	Hess Corp.	1,176,205	0.3
4,799	HF Sinclair Corp.	197,143	0.1
58,422	Kinder Morgan, Inc.	1,717,607	0.5
9,362	Marathon Petroleum Corp.	1,555,122	0.4
3,502	Matador Resources Co.	167,115	0.0
11,224	NOV, Inc.	139,514	0.0
20,233	Occidental Petroleum Corp.	849,988	0.2
18,774	ONEOK, Inc.	1,532,522	0.4
7,799	Ovintiv, Inc.	296,752	0.1
19,144	Permian Resources Corp.	260,741	0.1
12,247	Phillips 66	1,461,067	0.4
7,092	Range Resources Corp.	288,432	0.1
6,452	Targa Resources Corp.	1,123,164	0.3
12,478	TechnipFMC PLC	429,742	0.1
578	Texas Pacific Land Corp.	610,593	0.2
9,378	Valero Energy Corp.	1,260,591	0.3
3,942	Viper Energy, Inc.	150,309	0.0
2,138	Weatherford International PLC	107,563	0.0
		21,697,039	5.9
	Financials: 15.1%
839	Affiliated Managers Group, Inc.	165,090	0.0
8,061 (1)	Affirm Holdings, Inc.	557,338	0.1
28,464 (2)	AGNC Investment Corp.	261,584	0.1
7,928	Allstate Corp.	1,595,986	0.4
8,290	Ally Financial, Inc.	322,895	0.1
1,986	American Financial Group, Inc.	250,653	0.1
2,870	Ameriprise Financial, Inc.	1,531,805	0.4
17,963	Annaly Capital Management, Inc.	338,064	0.1

See Accompanying Notes to Financial Statements

53

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
10,961	Arch Capital Group Ltd.	$997,999	0.3
5,653	Ares Management Corp. - Class A	979,100	0.3
1,522	Assurant, Inc.	300,580	0.1
1,399	Assured Guaranty Ltd.	121,853	0.0
2,279	Axis Capital Holdings Ltd.	236,606	0.1
21,505	Bank of New York Mellon Corp.	1,959,321	0.5
3,206	Bank OZK	150,874	0.0
16,360 (1)	Block, Inc.	1,111,335	0.3
18,326	Blue Owl Capital, Inc.	352,042	0.1
676	BOK Financial Corp.	65,998	0.0
1,717 (1)	Brighthouse Financial, Inc.	92,323	0.0
8,279	Brown & Brown, Inc.	917,893	0.2
7,857	Carlyle Group, Inc.	403,850	0.1
3,147	Cboe Global Markets, Inc.	733,912	0.2
4,628	Cincinnati Financial Corp.	689,202	0.2
13,068	Citizens Financial Group, Inc.	584,793	0.2
628	CNA Financial Corp.	29,221	0.0
6,197 (1)	Coinbase Global, Inc. - Class A	2,171,987	0.6
6,277	Columbia Banking System, Inc.	146,756	0.0
3,921	Comerica, Inc.	233,888	0.1
3,703	Commerce Bancshares, Inc.	230,216	0.1
7,214	Corebridge Financial, Inc.	256,097	0.1
2,042 (1)	Corpay, Inc.	677,576	0.2
206 (1)	Credit Acceptance Corp.	104,943	0.0
1,786	Cullen/Frost Bankers, Inc.	229,572	0.1
4,110	East West Bancorp, Inc.	415,028	0.1
9,188	Equitable Holdings, Inc.	515,447	0.1
1,218 (1)	Euronet Worldwide, Inc.	123,481	0.0
1,107	Evercore, Inc. - Class A	298,912	0.1
1,262	Everest Re Group Ltd.	428,891	0.1
10,664	F.N.B. Corp.	155,481	0.0
1,141	FactSet Research Systems, Inc.	510,346	0.1
7,810	Fidelity National Financial, Inc.	437,829	0.1
15,819	Fidelity National Information Services, Inc.	1,287,825	0.3
20,005	Fifth Third Bancorp	822,806	0.2
2,954	First American Financial Corp.	181,346	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
296	First Citizens BancShares, Inc. - Class A	$579,115	0.2
3,762	First Hawaiian, Inc.	93,900	0.0
15,103	First Horizon Corp.	320,184	0.1
9,223	Franklin Resources, Inc.	219,969	0.1
530 (1)(2)	Freedom Holding Corp.	77,406	0.0
7,335	Global Payments, Inc.	587,093	0.2
2,491	Globe Life, Inc.	309,606	0.1
1,200	Hamilton Lane, Inc. - Class A	170,544	0.0
1,076	Hanover Insurance Group, Inc.	182,780	0.0
8,527	Hartford Financial Services Group, Inc.	1,081,820	0.3
1,625	Houlihan Lokey, Inc.	292,419	0.1
43,448	Huntington Bancshares, Inc.	728,188	0.2
10,933	Invesco Ltd.	172,413	0.0
2,181	Jack Henry & Associates, Inc.	392,951	0.1
3,770	Janus Henderson Group PLC	146,427	0.0
4,600	Jefferies Financial Group, Inc.	251,574	0.1
1,836	Kemper Corp.	118,495	0.0
28,408	KeyCorp	494,867	0.1
664	Kinsale Capital Group, Inc.	321,310	0.1
3,303	Lazard, Inc.	158,478	0.0
5,116	Lincoln National Corp.	177,014	0.0
5,133	Loews Corp.	470,491	0.1
2,394	LPL Financial Holdings, Inc.	897,678	0.2
4,884	M&T Bank Corp.	947,447	0.3
374 (1)	Markel Corp.	747,013	0.2
1,095	MarketAxess Holdings, Inc.	244,557	0.1
7,008	MGIC Investment Corp.	195,103	0.1
706	Morningstar, Inc.	221,635	0.1
1,885 (1)	Mr Cooper Group, Inc.	281,261	0.1
2,259	MSCI, Inc.	1,302,856	0.3
12,389	Nasdaq, Inc.	1,107,824	0.3
5,809	Northern Trust Corp.	736,523	0.2
6,865	Old Republic International Corp.	263,891	0.1
3,578	OneMain Holdings, Inc.	203,946	0.1
2,293	Pinnacle Financial Partners, Inc.	253,170	0.1
2,032	Popular, Inc.	223,947	0.1
990	Primerica, Inc.	270,933	0.1
6,672	Principal Financial Group, Inc.	529,957	0.1
2,747	Prosperity Bancshares, Inc.	192,949	0.1

See Accompanying Notes to Financial Statements

54

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
10,654	Prudential Financial, Inc.	$1,144,666	0.3
5,493	Raymond James Financial, Inc.	842,461	0.2
26,989	Regions Financial Corp.	634,781	0.2
1,981	Reinsurance Group of America, Inc.	392,951	0.1
1,435	RenaissanceRe Holdings Ltd.	348,561	0.1
15,894	Rithm Capital Corp.	179,443	0.0
2,458	RLI Corp.	177,517	0.0
22,234 (1)	Robinhood Markets, Inc. - Class A	2,081,769	0.6
6,948 (2)	Rocket Cos., Inc. - Class A	98,523	0.0
3,154	Ryan Specialty Holdings, Inc.	214,440	0.1
3,125	SEI Investments Co.	280,812	0.1
1,994 (1)	Shift4 Payments, Inc. - Class A	197,625	0.1
6,281	SLM Corp.	205,954	0.1
31,943 (1)	SoFi Technologies, Inc.	581,682	0.2
3,013	SouthState Corp.	277,286	0.1
9,555	Starwood Property Trust, Inc.	191,769	0.0
8,653	State Street Corp.	920,160	0.2
3,001	Stifel Financial Corp.	311,444	0.1
11,429	Synchrony Financial	762,771	0.2
4,166	Synovus Financial Corp.	215,591	0.1
6,572	T. Rowe Price Group, Inc.	634,198	0.2
1,574	TFS Financial Corp.	20,383	0.0
13,571 (1)	Toast, Inc. - Class A	601,060	0.2
3,890	TPG, Inc.	204,030	0.1
3,503	Tradeweb Markets, Inc. - Class A	512,839	0.1
5,199	Unum Group	419,871	0.1
4,713	UWM Holdings Corp.	19,512	0.0
2,423	Virtu Financial, Inc. - Class A	108,526	0.0
2,888 (3)	Voya Financial, Inc.	205,048	0.1
9,122	W.R. Berkley Corp.	670,193	0.2
5,026	Webster Financial Corp.	274,420	0.1
3,241	Western Alliance Bancorp	252,733	0.1
9,918	Western Union Co.	83,510	0.0
1,020 (1)	WEX, Inc.	149,828	0.0
75	White Mountains Insurance Group Ltd.	134,679	0.0
2,977	Willis Towers Watson PLC	912,450	0.2
1,983	Wintrust Financial Corp.	245,852	0.1
12,156	XP, Inc. - Class A	245,551	0.1
4,357	Zions Bancorp NA	226,303	0.1
		55,927,670	15.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 9.1%
2,711 (1)	Acadia Healthcare Co., Inc.	$61,513	0.0
8,558	Agilent Technologies, Inc.	1,009,930	0.3
2,059 (1)	Align Technology, Inc.	389,830	0.1
3,750 (1)	Alnylam Pharmaceuticals, Inc.	1,222,837	0.3
968 (1)	Amedisys, Inc.	95,242	0.0
5,501	AmerisourceBergen Corp.	1,649,475	0.4
3,239 (1)	Apellis Pharmaceuticals, Inc.	56,067	0.0
19,847 (1)	Avantor, Inc.	267,141	0.1
15,389	Baxter International, Inc.	465,979	0.1
4,389 (1)	Biogen, Inc.	551,214	0.1
5,711 (1)	BioMarin Pharmaceutical, Inc.	313,934	0.1
582 (1)	Bio-Rad Laboratories, Inc. - Class A	140,448	0.0
4,711	Bio-Techne Corp.	242,381	0.1
3,103	Bruker Corp.	127,844	0.0
7,258	Cardinal Health, Inc.	1,219,344	0.3
14,917 (1)	Centene Corp.	809,695	0.2
3,642 (1)	Certara, Inc.	42,611	0.0
1,465 (1)	Charles River Laboratories International, Inc.	222,284	0.1
431	Chemed Corp.	209,867	0.1
5,984 (1)	Cooper Cos., Inc.	425,821	0.1
2,823 (1)	Corcept Therapeutics, Inc.	207,208	0.1
1,149 (1)	DaVita, Inc.	163,675	0.0
5,982	Dentsply Sirona, Inc.	94,994	0.0
11,746 (1)	Dexcom, Inc.	1,025,308	0.3
3,923 (1)	Doximity, Inc. - Class A	240,637	0.1
14,784 (1)	Elanco Animal Health, Inc.	211,116	0.1
2,992	Encompass Health Corp.	366,909	0.1
5,044 (1)	Envista Holdings Corp.	98,560	0.0
5,596 (1)	Exact Sciences Corp.	297,371	0.1
8,104 (1)	Exelixis, Inc.	357,184	0.1
13,751	GE HealthCare Technologies, Inc.	1,018,537	0.3
3,369 (1)	Globus Medical, Inc. - Class A	198,838	0.1
3,681 (1)	Halozyme Therapeutics, Inc.	191,486	0.1
3,291 (1)	Henry Schein, Inc.	240,408	0.1
6,701 (1)	Hologic, Inc.	436,637	0.1
3,626	Humana, Inc.	886,484	0.2
2,424 (1)	IDEXX Laboratories, Inc.	1,300,088	0.4
4,747 (1)	Illumina, Inc.	452,911	0.1
4,753 (1)	Incyte Corp.	323,679	0.1
5,363 (1)	Insmed, Inc.	539,732	0.1
859 (1)	Inspire Medical Systems, Inc.	111,472	0.0
2,106 (1)	Insulet Corp.	661,663	0.2

See Accompanying Notes to Financial Statements

55

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,662 (1)	Ionis Pharmaceuticals, Inc.	$184,196	0.1
5,263 (1)	IQVIA Holdings, Inc.	829,396	0.2
1,782 (1)	Jazz Pharmaceuticals PLC	189,106	0.1
2,510	Labcorp Holdings, Inc.	658,900	0.2
1,354 (1)	Masimo Corp.	227,770	0.1
686 (1)	Medpace Holdings, Inc.	215,308	0.1
625 (1)	Mettler-Toledo International, Inc.	734,200	0.2
10,656 (1)	Moderna, Inc.	293,999	0.1
1,611 (1)	Molina Healthcare, Inc.	479,917	0.1
3,901 (1)	Natera, Inc.	659,035	0.2
2,909 (1)	Neurocrine Biosciences, Inc.	365,632	0.1
7,801	Organon & Co.	75,514	0.0
1,124 (1)	Penumbra, Inc.	288,452	0.1
4,092	Perrigo Co. PLC	109,338	0.0
6,403	QIAGEN N.V.	307,728	0.1
3,349	Quest Diagnostics, Inc.	601,581	0.2
1,583 (1)	Repligen Corp.	196,894	0.1
4,386	ResMed, Inc.	1,131,588	0.3
5,207 (1)	Revolution Medicines, Inc.	191,566	0.1
3,612	Revvity, Inc.	349,353	0.1
11,381 (1)	Roivant Sciences Ltd.	128,264	0.0
11,717	Royalty Pharma PLC - Class A	422,164	0.1
2,786 (1)	Sarepta Therapeutics, Inc.	47,641	0.0
4,170 (1)	Solventum Corp.	316,253	0.1
4,634 (1)	Sotera Health Co.	51,530	0.0
2,950	STERIS PLC	708,649	0.2
3,509 (1)	Summit Therapeutics, Inc.	74,672	0.0
1,341	Teleflex, Inc.	158,721	0.0
2,473 (1)	Tempus AI, Inc.	157,134	0.0
2,751 (1)	Tenet Healthcare Corp.	484,176	0.1
2,698 (1)	Ultragenyx Pharmaceutical, Inc.	98,099	0.0
1,335 (1)	United Therapeutics Corp.	383,612	0.1
1,654	Universal Health Services, Inc. - Class B	299,622	0.1
4,435 (1)	Veeva Systems, Inc. - Class A	1,277,191	0.3
35,629	Viatris, Inc.	318,167	0.1
3,273 (1)(2)	Viking Therapeutics, Inc.	86,734	0.0
1,789 (1)	Waters Corp.	624,433	0.2
2,150	West Pharmaceutical Services, Inc.	470,420	0.1
5,949	Zimmer Biomet Holdings, Inc.	542,608	0.1
		33,687,917	9.1
	Industrials: 17.6%
3,472	A.O. Smith Corp.	227,659	0.1
2,019	AAON, Inc.	148,901	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
927	Acuity Brands, Inc.	$276,561	0.1
2,122	Advanced Drainage Systems, Inc.	243,733	0.1
3,975	AECOM	448,619	0.1
1,863	AGCO Corp.	192,187	0.1
3,129	Air Lease Corp.	183,015	0.0
3,678 (1)	Alaska Air Group, Inc.	181,987	0.0
2,585	Allegion PLC	372,550	0.1
2,552	Allison Transmission Holdings, Inc.	242,415	0.1
4,783 (1)	Amentum Holdings, Inc.	112,927	0.0
3,038	AMERCO	165,176	0.0
19,591 (1)	American Airlines Group, Inc.	219,811	0.1
6,921	AMETEK, Inc.	1,252,424	0.3
7,379 (1)	API Group Corp.	376,698	0.1
1,145	Applied Industrial Technologies, Inc.	266,155	0.1
1,294	Armstrong World Industries, Inc.	210,197	0.1
4,202 (1)	ATI, Inc.	362,801	0.1
505 (1)	Avis Budget Group, Inc.	85,370	0.0
2,241 (1)	Axon Enterprise, Inc.	1,855,414	0.5
4,247 (1)	AZEK Co., Inc.	230,824	0.1
3,752	Booz Allen Hamilton Holding Corp.	390,696	0.1
3,501	Broadridge Financial Solutions, Inc.	850,848	0.2
3,354 (1)	Builders FirstSource, Inc.	391,378	0.1
2,741	BWX Technologies, Inc.	394,868	0.1
652 (1)	CACI International, Inc. - Class A	310,808	0.1
1,288	Carlisle Cos., Inc.	480,939	0.1
4,586 (1)	Ceridian HCM Holding, Inc.	254,019	0.1
3,529	CH Robinson Worldwide, Inc.	338,608	0.1
10,635 (1)	Clarivate PLC	45,731	0.0
1,522 (1)	Clean Harbors, Inc.	351,856	0.1
26,368	CNH Industrial NV	341,729	0.1
1,045	Comfort Systems USA, Inc.	560,339	0.2
1,362	Concentrix Corp.	71,989	0.0
5,703 (1)	Core & Main, Inc. - Class A	344,176	0.1
1,478	Crane Co.	280,657	0.1
4,135	Cummins, Inc.	1,354,213	0.4
1,129	Curtiss-Wright Corp.	551,573	0.1
19,593	Delta Air Lines, Inc.	963,584	0.3
3,577	Donaldson Co., Inc.	248,065	0.1
4,074	Dover Corp.	746,479	0.2
9,243	Dun & Bradstreet Holdings, Inc.	84,019	0.0
1,329	EMCOR Group, Inc.	710,869	0.2
3,719	Equifax, Inc.	964,597	0.3
1,710	Esab Corp.	206,141	0.1

See Accompanying Notes to Financial Statements

56

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,528 (1)	Everus Construction Group, Inc.	$97,074	0.0
4,754 (1)	ExlService Holdings, Inc.	208,178	0.1
4,118	Expeditors International of Washington, Inc.	470,482	0.1
34,487	Fastenal Co.	1,448,454	0.4
5,818	Ferguson Enterprises, Inc.	1,266,870	0.3
3,912	Flowserve Corp.	204,793	0.1
10,334	Fortive Corp.	538,711	0.1
3,634	Fortune Brands Innovations, Inc.	187,078	0.1
3,060	FTAI Aviation Ltd.	352,022	0.1
1,004 (1)	FTI Consulting, Inc.	162,146	0.0
7,617 (1)	Gates Industrial Corp. PLC	175,420	0.0
1,754 (1)	Generac Holdings, Inc.	251,190	0.1
4,835	Genpact Ltd.	212,788	0.1
4,983	Graco, Inc.	428,389	0.1
3,449 (1)	GXO Logistics, Inc.	167,966	0.0
5,961 (1)	Hayward Holdings, Inc.	82,262	0.0
1,275	HEICO Corp.	418,200	0.1
2,253	HEICO Corp. - Class A	582,964	0.2
2,403	Hexcel Corp.	135,746	0.0
12,047	Howmet Aerospace, Inc.	2,242,308	0.6
1,607	Hubbell, Inc.	656,315	0.2
1,172	Huntington Ingalls Industries, Inc.	282,991	0.1
2,271	IDEX Corp.	398,720	0.1
12,124	Ingersoll Rand, Inc.	1,008,474	0.3
2,421	ITT, Inc.	379,685	0.1
3,647	Jacobs Solutions, Inc.	479,398	0.1
2,398	JB Hunt Transport Services, Inc.	344,353	0.1
796 (1)	Karman Holdings, Inc.	40,095	0.0
3,859	KBR, Inc.	185,000	0.0
1,701 (1)	Kirby Corp.	192,910	0.1
4,729	Knight-Swift Transportation Holdings, Inc.	209,164	0.1
5,611	L3Harris Technologies, Inc.	1,407,463	0.4
1,041	Landstar System, Inc.	144,720	0.0
3,831	Leidos Holdings, Inc.	604,379	0.2
964	Lennox International, Inc.	552,603	0.1
2,272	Leonardo DRS, Inc.	105,603	0.0
1,629	Lincoln Electric Holdings, Inc.	337,724	0.1
1,281 (1)	Loar Holdings, Inc.	110,384	0.0
11,957 (1)	Lyft, Inc. - Class A	188,442	0.1
1,382	ManpowerGroup, Inc.	55,833	0.0
6,339	Masco Corp.	407,978	0.1
1,867 (1)	MasTec, Inc.	318,193	0.1
1,515 (1)	Middleby Corp.	218,160	0.1
1,111	MSA Safety, Inc.	186,126	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,320	MSC Industrial Direct Co., Inc. - Class A	$112,226	0.0
3,258	Mueller Industries, Inc.	258,913	0.1
1,619	Nordson Corp.	347,065	0.1
4,893	nVent Electric PLC	358,412	0.1
5,599	Old Dominion Freight Line, Inc.	908,718	0.2
1,921	Oshkosh Corp.	218,110	0.1
11,872	Otis Worldwide Corp.	1,175,565	0.3
2,550	Owens Corning	350,676	0.1
1,585 (1)	Parsons Corp.	113,755	0.0
9,694	Paychex, Inc.	1,410,089	0.4
1,542	Paycom Software, Inc.	356,819	0.1
1,354 (1)	Paylocity Holding Corp.	245,331	0.1
4,914	Pentair PLC	504,471	0.1
4,424	Quanta Services, Inc.	1,672,626	0.5
17,879 (1)	QXO, Inc.	385,114	0.1
5,569	RB Global, Inc.	591,372	0.2
931 (1)	RBC Bearings, Inc.	358,249	0.1
1,984	Regal Rexnord Corp.	287,601	0.1
2,971	Robert Half International, Inc.	121,960	0.0
11,760 (1)	Rocket Lab Corp.	420,655	0.1
3,400	Rockwell Automation, Inc.	1,129,378	0.3
8,432	Rollins, Inc.	475,733	0.1
1,208	Ryder System, Inc.	192,072	0.1
800 (1)	Saia, Inc.	219,192	0.1
1,552	Schneider National, Inc. - Class B	37,481	0.0
1,412	Science Applications International Corp.	159,005	0.0
4,357	Sensata Technologies Holding PLC	131,189	0.0
1,258	Simpson Manufacturing Co., Inc.	195,380	0.1
1,328 (1)	SiteOne Landscape Supply, Inc.	160,608	0.0
1,541	Snap-on, Inc.	479,528	0.1
15,358	Southwest Airlines Co.	498,214	0.1
3,509 (1)	Spirit AeroSystems Holdings, Inc. - Class A	133,868	0.0
6,353	SS&C Technologies Holdings, Inc.	526,028	0.1
4,256 (1)	Standardaero, Inc.	134,702	0.0
4,643	Stanley Black & Decker, Inc.	314,563	0.1
8,023	Tetra Tech, Inc.	288,507	0.1
5,406	Textron, Inc.	434,048	0.1
1,879	Timken Co.	136,321	0.0
2,995	Toro Co.	211,687	0.1
5,856	TransUnion	515,328	0.1
3,205 (1)	Trex Co., Inc.	174,288	0.0
230 (1)	U-Haul Holding Co.	13,929	0.0
9,778 (1)	United Airlines Holdings, Inc.	778,622	0.2
1,948	United Rentals, Inc.	1,467,623	0.4
596	Valmont Industries, Inc.	194,636	0.1

See Accompanying Notes to Financial Statements

57

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,163	Veralto Corp.	$723,105	0.2
4,205	Verisk Analytics, Inc.	1,309,858	0.4
11,429	Vertiv Holdings Co. - Class A	1,467,598	0.4
1,045	Watsco, Inc.	461,493	0.1
1,439	WESCO International, Inc.	266,503	0.1
5,094	Westinghouse Air Brake Technologies Corp.	1,066,429	0.3
5,334	WillScot Mobile Mini Holdings Corp.	146,152	0.0
1,781	Woodward, Inc.	436,505	0.1
1,331	WW Grainger, Inc.	1,384,559	0.4
3,444 (1)	XPO, Inc.	434,943	0.1
7,310	Xylem, Inc.	945,622	0.3
		65,183,783	17.6
	Information Technology: 11.4%
4,311 (1)	Akamai Technologies, Inc.	343,845	0.1
3,697 (1)	Allegro MicroSystems, Inc.	126,400	0.0
3,316	Amdocs Ltd.	302,552	0.1
3,431	Amkor Technology, Inc.	72,017	0.0
2,633 (1)	ANSYS, Inc.	924,762	0.3
660 (1)	Appfolio, Inc. - Class A	151,985	0.0
1,551 (1)	Arrow Electronics, Inc.	197,644	0.1
4,302 (1)	Astera Labs, Inc.	388,987	0.1
29,592 (1)	Aurora Innovation, Inc.	155,062	0.0
2,581	Avnet, Inc.	137,000	0.0
4,729	Bentley Systems, Inc. - Class B	255,224	0.1
2,769 (1)	BILL Holdings, Inc.	128,094	0.0
15,554 (1)	CCC Intelligent Solutions Holdings, Inc.	146,363	0.0
3,952	CDW Corp.	705,788	0.2
4,238 (1)	Ciena Corp.	344,677	0.1
1,590 (1)	Cirrus Logic, Inc.	165,765	0.0
9,271 (1)	Cloudflare, Inc. - Class A	1,815,540	0.5
5,040	Cognex Corp.	159,869	0.0
14,832	Cognizant Technology Solutions Corp. - Class A	1,157,341	0.3
4,609 (1)	Coherent Corp.	411,169	0.1
8,316 (1)	Confluent, Inc. - Class A	207,318	0.1
23,456	Corning, Inc.	1,233,551	0.3
1,471	Crane Holdings Co.	79,287	0.0
9,268 (1)	Datadog, Inc. - Class A	1,244,970	0.3
6,034 (1)	DocuSign, Inc.	469,988	0.1
1,816	Dolby Laboratories, Inc. - Class A	134,856	0.0
4,067 (1)	DoubleVerify Holdings, Inc.	60,883	0.0
6,080 (1)	Dropbox, Inc. - Class A	173,888	0.1
5,390 (1)	DXC Technology Co.	82,413	0.0
8,821 (1)	Dynatrace, Inc.	487,007	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,724 (1)	Elastic NV	$229,715	0.1
3,824 (1)	Enphase Energy, Inc.	151,622	0.0
4,503	Entegris, Inc.	363,167	0.1
1,645 (1)	EPAM Systems, Inc.	290,869	0.1
1,730 (1)	F5, Inc.	509,174	0.1
714 (1)	Fair Isaac Corp.	1,305,163	0.4
3,049 (1)	First Solar, Inc.	504,731	0.1
11,451 (1)	Flex Ltd.	571,634	0.2
2,251 (1)	Gartner, Inc.	909,899	0.3
16,504	Gen Digital, Inc.	485,218	0.1
3,948 (1)	Gitlab, Inc. - Class A	178,094	0.1
3,086 (1)	GLOBALFOUNDRIES, Inc.	117,885	0.0
1,297 (1)	Globant SA	117,820	0.0
4,129 (1)	GoDaddy, Inc. - Class A	743,468	0.2
2,516 (1)	Guidewire Software, Inc.	592,392	0.2
39,393	Hewlett Packard Enterprise Co.	805,587	0.2
28,335	HP, Inc.	693,074	0.2
1,528 (1)	HubSpot, Inc.	850,531	0.2
3,149 (1)	Informatica, Inc. - Class A	76,678	0.0
616	Ingram Micro Holding Corp.	12,837	0.0
751 (1)	IPG Photonics Corp.	51,556	0.0
3,169	Jabil, Inc.	691,159	0.2
9,925	Juniper Networks, Inc.	396,305	0.1
5,169 (1)	Keysight Technologies, Inc.	846,992	0.2
6,948 (1)	Kyndryl Holdings, Inc.	291,538	0.1
4,085 (1)	Lattice Semiconductor Corp.	200,124	0.1
738	Littelfuse, Inc.	167,327	0.0
2,064 (1)	Lumentum Holdings, Inc.	196,204	0.1
1,901 (1)	MACOM Technology Solutions Holdings, Inc.	272,394	0.1
1,801 (1)	Manhattan Associates, Inc.	355,643	0.1
15,855	Microchip Technology, Inc.	1,115,716	0.3
2,018	MKS Instruments, Inc.	200,509	0.1
2,369 (1)	MongoDB, Inc.	497,466	0.1
1,391	Monolithic Power Systems, Inc.	1,017,350	0.3
3,203 (1)	nCino, Inc.	89,588	0.0
6,102	NetApp, Inc.	650,168	0.2
7,664 (1)	Nutanix, Inc. - Class A	585,836	0.2
4,949 (1)	Okta, Inc.	494,752	0.1
12,661 (1)	ON Semiconductor Corp.	663,563	0.2
1,459 (1)	Onto Innovation, Inc.	147,257	0.0
2,612	Pegasystems, Inc.	141,388	0.0
3,442 (1)	Procore Technologies, Inc.	235,502	0.1
3,582 (1)	PTC, Inc.	617,322	0.2

See Accompanying Notes to Financial Statements

58

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
9,330 (1)	Pure Storage, Inc. - Class A	$537,221	0.1
2,798 (1)	Qorvo, Inc.	237,578	0.1
3,445 (1)	Ralliant Corp.	167,032	0.0
2,405 (1)	RingCentral, Inc. - Class A	68,182	0.0
2,916 (1)	Rubrik, Inc. - Class A	261,244	0.1
1,806 (1)	SailPoint, Inc.	41,285	0.0
8,059 (1)	Samsara, Inc. - Class A	320,587	0.1
4,051 (1)	Sandisk Corp.	183,713	0.1
8,754 (1)	SentinelOne, Inc. - Class A	160,023	0.0
4,604	Skyworks Solutions, Inc.	343,090	0.1
15,425 (1)	Super Micro Computer, Inc.	755,979	0.2
2,364	TD SYNNEX Corp.	320,795	0.1
1,397 (1)	Teledyne Technologies, Inc.	715,697	0.2
2,844 (1)	Teradata Corp.	63,450	0.0
4,831	Teradyne, Inc.	434,404	0.1
7,157 (1)	Trimble, Inc.	543,789	0.2
4,248 (1)	Twilio, Inc. - Class A	528,281	0.1
1,293 (1)	Tyler Technologies, Inc.	766,542	0.2
126	Ubiquiti, Inc.	51,868	0.0
13,085 (1)	UiPath, Inc. - Class A	167,488	0.1
9,514 (1)	Unity Software, Inc.	230,239	0.1
1,320	Universal Display Corp.	203,887	0.1
2,403	VeriSign, Inc.	693,986	0.2
4,442	Vontier Corp.	163,910	0.0
10,398	Western Digital Corp.	665,368	0.2
4,586 (1)(2)	Wolfspeed, Inc.	1,829	0.0
1,527 (1)	Zebra Technologies Corp. - Class A	470,866	0.1
7,893 (1)	Zoom Video Communications, Inc. - Class A	615,496	0.2
2,933 (1)	Zscaler, Inc.	920,786	0.3
		42,334,077	11.4
	Materials: 5.0%
3,530	Albemarle Corp.	221,225	0.1
7,763	Alcoa Corp.	229,086	0.1
68,364	Amcor PLC	628,265	0.2
15,132	Anglogold Ashanti PLC	689,565	0.2
1,967	AptarGroup, Inc.	307,698	0.1
1,401	Ashland, Inc.	70,442	0.0
2,337	Avery Dennison Corp.	410,073	0.1
6,555 (1)	Axalta Coating Systems Ltd.	194,618	0.1
8,484	Ball Corp.	475,868	0.1
1,446	Carpenter Technology Corp.	399,646	0.1
3,352	Celanese Corp.	185,466	0.1
4,976	CF Industries Holdings, Inc.	457,792	0.1
14,617 (1)	Cleveland-Cliffs, Inc.	111,089	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
20,553	Corteva, Inc.	$1,531,815	0.4
3,477	Crown Holdings, Inc.	358,061	0.1
21,257	Dow, Inc.	562,885	0.2
12,575	DuPont de Nemours, Inc.	862,519	0.2
991	Eagle Materials, Inc.	200,291	0.1
3,448	Eastman Chemical Co.	257,428	0.1
6,765	Element Solutions, Inc.	153,227	0.0
3,727	FMC Corp.	155,602	0.0
8,946 (2)	Graphic Packaging Holding Co.	188,492	0.1
4,937	Huntsman Corp.	51,444	0.0
7,696	International Flavors & Fragrances, Inc.	566,041	0.2
15,746	International Paper Co.	737,385	0.2
1,893	Louisiana-Pacific Corp.	162,779	0.1
7,696	LyondellBasell Industries NV - Class A	445,291	0.1
1,802	Martin Marietta Materials, Inc.	989,226	0.3
9,479	Mosaic Co.	345,794	0.1
3,622 (1)(2)	MP Materials Corp.	120,504	0.0
178	NewMarket Corp.	122,973	0.0
6,900	Nucor Corp.	893,826	0.2
3,440	Olin Corp.	69,110	0.0
2,653	Packaging Corp. of America	499,958	0.1
6,828	PPG Industries, Inc.	776,685	0.2
1,586	Reliance Steel & Aluminum Co.	497,845	0.1
1,973	Royal Gold, Inc.	350,878	0.1
3,819	RPM International, Inc.	419,479	0.1
1,311	Scotts Miracle-Gro Co.	86,474	0.0
4,381	Sealed Air Corp.	135,942	0.0
2,654	Silgan Holdings, Inc.	143,794	0.0
15,651	Smurfit WestRock PLC	675,341	0.2
2,958	Sonoco Products Co.	128,851	0.0
4,220	Steel Dynamics, Inc.	540,202	0.2
3,972	Vulcan Materials Co.	1,035,977	0.3
999	Westlake Corp.	75,854	0.0
		18,522,806	5.0

	Real Estate: 7.3%
3,252	Agree Realty Corp.	237,591	0.1
5,153	Alexandria Real Estate Equities, Inc.	374,262	0.1
10,264	American Homes 4 Rent - Class A	370,222	0.1
8,564	Americold Realty Trust, Inc.	142,419	0.0
4,272	AvalonBay Communities, Inc.	869,352	0.2
4,758	Boston Properties, Inc.	321,022	0.1
9,146	Brixmor Property Group, Inc.	238,162	0.1
3,229	Camden Property Trust	363,876	0.1
8,933 (1)	CBRE Group, Inc. - Class A	1,251,692	0.3
12,545 (1)	CoStar Group, Inc.	1,008,618	0.3

See Accompanying Notes to Financial Statements

59

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
5,013	Cousins Properties, Inc.	$150,540	0.0
13,034	Crown Castle, Inc.	1,338,983	0.4
6,800	CubeSmart	289,000	0.1
10,133	Digital Realty Trust, Inc.	1,766,486	0.5
1,566	EastGroup Properties, Inc.	261,710	0.1
2,241	EPR Properties	130,561	0.0
5,694	Equity LifeStyle Properties, Inc.	351,149	0.1
11,378	Equity Residential	767,901	0.2
1,915	Essex Property Trust, Inc.	542,711	0.2
6,329	Extra Space Storage, Inc.	933,148	0.3
2,555	Federal Realty Investment Trust	242,699	0.1
3,845	First Industrial Realty Trust, Inc.	185,060	0.1
7,928	Gaming and Leisure Properties, Inc.	370,079	0.1
9,858	Healthcare Realty Trust, Inc.	156,348	0.0
20,815	Healthpeak Properties, Inc.	364,471	0.1
3,185	Highwoods Properties, Inc.	99,022	0.0
20,601	Host Hotels & Resorts, Inc.	316,431	0.1
923 (1)	Howard Hughes Holdings, Inc.	62,303	0.0
18,381	Invitation Homes, Inc.	602,897	0.2
8,814	Iron Mountain, Inc.	904,052	0.2
1,417 (1)	Jones Lang LaSalle, Inc.	362,440	0.1
3,523	Kilroy Realty Corp.	120,874	0.0
20,074	Kimco Realty Corp.	421,955	0.1
2,632	Lamar Advertising Co. - Class A	319,420	0.1
2,122 (2)	Lineage, Inc.	92,349	0.0
14,986 (2)	Medical Properties Trust, Inc.	64,590	0.0
3,495	Mid-America Apartment Communities, Inc.	517,295	0.1
3,599 (1)	Millrose Properties, Inc.	102,607	0.0
5,617	National Retail Properties, Inc.	242,542	0.1
2,115	National Storage Affiliates Trust	67,659	0.0
8,627	Omega Healthcare Investors, Inc.	316,180	0.1
5,899	Park Hotels & Resorts, Inc.	60,347	0.0
4,651	Rayonier, Inc.	103,159	0.0
26,831	Realty Income Corp.	1,545,734	0.4
5,427	Regency Centers Corp.	386,565	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
7,119	Rexford Industrial Realty, Inc.	$253,223	0.1
3,226	SBA Communications Corp.	757,594	0.2
9,733	Simon Property Group, Inc.	1,564,677	0.4
5,608	STAG Industrial, Inc.	203,458	0.1
3,796	Sun Communities, Inc.	480,156	0.1
9,924	UDR, Inc.	405,197	0.1
13,107	Ventas, Inc.	827,707	0.2
31,728	VICI Properties, Inc.	1,034,333	0.3
5,298	Vornado Realty Trust	202,596	0.1
21,773	Weyerhaeuser Co.	559,348	0.2
6,511	WP Carey, Inc.	406,156	0.1
1,499 (1)	Zillow Group, Inc. - Class A	102,667	0.0
4,885 (1)	Zillow Group, Inc. - Class C	342,194	0.1
		26,875,789	7.3
	Utilities: 6.0%
21,328	AES Corp.	224,371	0.1
7,716	Alliant Energy Corp.	466,587	0.1
8,107	Ameren Corp.	778,596	0.2
5,851	American Water Works Co., Inc.	813,933	0.2
4,754	Atmos Energy Corp.	732,639	0.2
4,057	Brookfield Renewable Corp.	132,988	0.0
19,575	CenterPoint Energy, Inc.	719,186	0.2
1,032	Clearway Energy, Inc. - Class A	31,228	0.0
2,442	Clearway Energy, Inc. - Class C	78,144	0.0
8,937	CMS Energy Corp.	619,155	0.2
10,829	Consolidated Edison, Inc.	1,086,690	0.3
6,225	DTE Energy Co.	824,563	0.2
11,450	Edison International	590,820	0.2
12,946	Entergy Corp.	1,076,072	0.3
8,280	Essential Utilities, Inc.	307,519	0.1
6,915	Evergy, Inc.	476,651	0.1
11,037	Eversource Energy	702,174	0.2
30,367	Exelon Corp.	1,318,535	0.4
16,485	FirstEnergy Corp.	663,686	0.2
1,620	IDACORP, Inc.	187,029	0.0
6,092	MDU Resources Group, Inc.	101,554	0.0
2,694	National Fuel Gas Co.	228,209	0.1
14,136	NiSource, Inc.	570,246	0.2
5,954	NRG Energy, Inc.	956,093	0.3
6,035	OGE Energy Corp.	267,833	0.1
65,865	PG&E Corp.	918,158	0.2
3,579	Pinnacle West Capital Corp.	320,213	0.1
22,235	PPL Corp.	753,544	0.2
15,002	Public Service Enterprise Group, Inc.	1,262,868	0.3
1,363 (1)	Talen Energy Corp.	396,320	0.1

See Accompanying Notes to Financial Statements

60

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
6,460	UGI Corp.	$235,273	0.1
10,164	Vistra Corp.	1,969,885	0.5
9,595	WEC Energy Group, Inc.	999,799	0.3
17,339	Xcel Energy, Inc.	1,180,786	0.3
		21,991,347	6.0
	Total Common Stock (Cost $291,921,384)	362,779,796	98.1

EXCHANGE-TRADED FUNDS: 1.7%
68,856	iShares Russell Mid-Cap ETF	6,332,686	1.7
	Total Exchange-Traded Funds (Cost $5,765,348)	6,332,686	1.7
	Total Long-Term Investments (Cost $297,686,732)	369,112,482	99.8

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.3%
234,552 (4)	Bank of America Securities Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $234,580, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $239,243, due 04/30/26-06/30/30)	234,552	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,000,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/30-02/01/57)	$1,000,000	0.3
	Total Repurchase Agreements (Cost $1,234,552)	1,234,552	0.3
	Total Short-Term Investments (Cost $1,234,552)	1,234,552	0.3
	Total Investments in Securities (Cost $298,921,284)	$370,347,034	100.1
	Liabilities in Excess of Other Assets	(251,416)	(0.1)
	Net Assets	$370,095,618	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

61

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$362,779,796	$—	$—	$362,779,796
Exchange-Traded Funds	6,332,686	—	—	6,332,686
Short-Term Investments	—	1,234,552	—	1,234,552
Total Investments, at fair value	$369,112,482	$1,234,552	$—	$370,347,034
Other Financial Instruments+
Futures	20,226	—	—	20,226
Total Assets	$369,132,708	$1,234,552	$—	$370,367,260

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$262,311	$47,346	$(113,577)	$8,968	$205,048	$3,344	$(12,975)	$—
	$262,311	$47,346	$(113,577)	$8,968	$205,048	$3,344	$(12,975)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	3	09/19/25	$937,650	$20,226
			$937,650	$20,226

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

See Accompanying Notes to Financial Statements

62

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$20,226
Total Asset Derivatives		$20,226

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(160,013)
Total	$(160,013)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$110,580
Total	$110,580

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $301,849,080.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$88,240,135
Gross Unrealized Depreciation	(19,721,955)
Net Unrealized Appreciation	$68,518,180

See Accompanying Notes to Financial Statements

63

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Communication Services: 9.4%
443,893	Alphabet, Inc. - Class A	$78,227,263	1.9
358,069	Alphabet, Inc. - Class C	63,517,860	1.5
548,811	AT&T, Inc.	15,882,590	0.4
7,280 (1)	Charter Communications, Inc. - Class A	2,976,137	0.1
284,050	Comcast Corp. - Class A	10,137,745	0.3
17,405	Electronic Arts, Inc.	2,779,579	0.1
16,325	Fox Corp. - Class A	914,853	0.0
10,032	Fox Corp. - Class B	517,952	0.0
28,200	Interpublic Group of Cos., Inc.	690,336	0.0
12,021 (1)	Live Nation Entertainment, Inc.	1,818,537	0.1
18,703	Match Group, Inc.	577,736	0.0
165,594	Meta Platforms, Inc. - Class A	122,223,275	2.9
32,458 (1)	Netflix, Inc.	43,465,482	1.0
28,748	News Corp. - Class A	854,391	0.0
8,495	News Corp. - Class B	291,463	0.0
14,881	Omnicom Group, Inc.	1,070,539	0.0
45,898 (2)	Paramount Global - Class B	592,084	0.0
12,922 (1)	Take-Two Interactive Software, Inc.	3,138,108	0.1
5,113	TKO Group Holdings, Inc.	930,310	0.0
36,372	T-Mobile US, Inc.	8,665,993	0.2
321,556	Verizon Communications, Inc.	13,913,728	0.3
137,115	Walt Disney Co.	17,003,631	0.4
171,716 (1)	Warner Bros Discovery, Inc.	1,967,865	0.1
		392,157,457	9.4
	Consumer Discretionary: 10.0%
32,917 (1)	Airbnb, Inc. - Class A	4,356,236	0.1
720,644 (1)	Amazon.com, Inc.	158,102,087	3.8
16,606 (1)	Aptiv PLC	1,132,861	0.0
1,276 (1)	AutoZone, Inc.	4,736,805	0.1
14,692	Best Buy Co., Inc.	986,274	0.0
2,482	Booking Holdings, Inc.	14,368,894	0.4
15,862 (1)	Caesars Entertainment, Inc.	450,322	0.0
11,619 (1)	CarMax, Inc.	780,913	0.0
80,080 (1)	Carnival Corp.	2,251,850	0.1
102,764 (1)	Chipotle Mexican Grill, Inc.	5,770,199	0.1
21,086	D.R. Horton, Inc.	2,718,407	0.1
8,926	Darden Restaurants, Inc.	1,945,600	0.1
11,576 (1)	Deckers Outdoor Corp.	1,193,138	0.0
2,612	Domino’s Pizza, Inc.	1,176,967	0.0
26,150 (1)	DoorDash, Inc. - Class A	6,446,237	0.2
35,161	eBay, Inc.	2,618,088	0.1
9,274	Expedia Group, Inc.	1,564,338	0.0
297,889	Ford Motor Co.	3,232,096	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,748	Garmin Ltd.	$2,452,043	0.1
73,329	General Motors Co.	3,608,520	0.1
10,573	Genuine Parts Co.	1,282,611	0.0
10,046	Hasbro, Inc.	741,596	0.0
18,129	Hilton Worldwide Holdings, Inc.	4,828,478	0.1
75,807	Home Depot, Inc.	27,793,878	0.7
25,869	Las Vegas Sands Corp.	1,125,560	0.0
17,709	Lennar Corp. - Class A	1,958,792	0.1
19,689	LKQ Corp.	728,690	0.0
42,689	Lowe’s Cos., Inc.	9,471,408	0.2
8,431 (1)	Lululemon Athletica, Inc.	2,003,037	0.1
17,339	Marriott International, Inc. - Class A	4,737,188	0.1
54,536	McDonald’s Corp.	15,933,783	0.4
15,775 (1)	MGM Resorts International	542,502	0.0
3,958 (1)	Mohawk Industries, Inc.	414,957	0.0
89,825	NIKE, Inc. - Class B	6,381,168	0.2
34,078 (1)	Norwegian Cruise Line Holdings Ltd.	691,102	0.0
223 (1)	NVR, Inc.	1,647,002	0.0
65,199 (1)	O’Reilly Automotive, Inc.	5,876,386	0.1
2,867	Pool Corp.	835,673	0.0
15,287	PulteGroup, Inc.	1,612,167	0.0
3,042	Ralph Lauren Corp.	834,360	0.0
25,089	Ross Stores, Inc.	3,200,855	0.1
19,055	Royal Caribbean Cruises Ltd.	5,966,883	0.2
86,674	Starbucks Corp.	7,941,939	0.2
15,841	Tapestry, Inc.	1,390,998	0.0
213,727 (1)	Tesla, Inc.	67,892,519	1.6
85,155	TJX Cos., Inc.	10,515,791	0.3
40,439	Tractor Supply Co.	2,133,966	0.1
3,443 (1)	Ulta Beauty, Inc.	1,610,704	0.0
9,377	Williams-Sonoma, Inc.	1,531,920	0.0
6,712	Wynn Resorts Ltd.	628,713	0.0
21,200	Yum! Brands, Inc.	3,141,416	0.1
		415,287,917	10.0
	Consumer Staples: 5.3%
128,474	Altria Group, Inc.	7,532,431	0.2
36,644	Archer-Daniels-Midland Co.	1,934,070	0.1
13,849	Brown-Forman Corp. - Class B	372,677	0.0
10,251	Bunge Global SA	822,950	0.0
14,962	Campbell Soup Co.	458,585	0.0
18,784	Church & Dwight Co., Inc.	1,805,330	0.0
9,401	Clorox Co.	1,128,778	0.0
295,441	Coca-Cola Co.	20,902,451	0.5
61,811	Colgate-Palmolive Co.	5,618,620	0.1
36,409	Conagra Brands, Inc.	745,292	0.0
11,675	Constellation Brands, Inc. - Class A	1,899,289	0.1

See Accompanying Notes to Financial Statements

64

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
33,840	Costco Wholesale Corp.	$33,499,570	0.8
16,775	Dollar General Corp.	1,918,725	0.1
15,066 (1)	Dollar Tree, Inc.	1,492,137	0.0
17,863	Estee Lauder Cos., Inc. - Class A	1,443,330	0.0
41,766	General Mills, Inc.	2,163,897	0.1
11,287	Hershey Co.	1,873,078	0.1
22,229	Hormel Foods Corp.	672,427	0.0
8,116	JM Smucker Co.	796,991	0.0
20,506	Kellogg Co.	1,630,842	0.0
146,432	Kenvue, Inc.	3,064,822	0.1
103,590	Keurig Dr Pepper, Inc.	3,424,685	0.1
25,308	Kimberly-Clark Corp.	3,262,707	0.1
65,896	Kraft Heinz Co.	1,701,435	0.0
46,722	Kroger Co.	3,351,369	0.1
10,763	Lamb Weston Holdings, Inc.	558,062	0.0
19,272	McCormick & Co., Inc.	1,461,203	0.0
13,093	Molson Coors Beverage Co. - Class B	629,642	0.0
98,756	Mondelez International, Inc. - Class A	6,660,105	0.2
53,555 (1)	Monster Beverage Corp.	3,354,685	0.1
104,573	PepsiCo, Inc.	13,807,819	0.3
118,716	Philip Morris International, Inc.	21,621,745	0.5
178,819	Procter & Gamble Co.	28,489,443	0.7
36,972	Sysco Corp.	2,800,259	0.1
34,654	Target Corp.	3,418,617	0.1
21,830	Tyson Foods, Inc. - Class A	1,221,170	0.0
54,742	Walgreens Boots Alliance, Inc.	628,438	0.0
329,524	Walmart, Inc.	32,220,857	0.8
		220,388,533	5.3
	Energy: 2.8%
27,522	APA Corp.	503,377	0.0
75,565	Baker Hughes Co.	2,897,162	0.1
16,517	Chesapeake Energy Corp.	1,931,498	0.0
123,874	Chevron Corp.	17,737,518	0.4
96,284	ConocoPhillips	8,640,526	0.2
58,214	Coterra Energy, Inc.	1,477,471	0.0
48,973	Devon Energy Corp.	1,557,831	0.0
14,262	Diamondback Energy, Inc.	1,959,599	0.0
41,627	EOG Resources, Inc.	4,979,006	0.1
45,657	EQT Corp.	2,662,716	0.1
328,725	Exxon Mobil Corp.	35,436,555	0.9
65,571	Halliburton Co.	1,336,337	0.0
21,145	Hess Corp.	2,929,428	0.1
147,444	Kinder Morgan, Inc.	4,334,854	0.1
23,431	Marathon Petroleum Corp.	3,892,123	0.1
54,043	Occidental Petroleum Corp.	2,270,346	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
47,641	ONEOK, Inc.	$3,888,935	0.1
31,075	Phillips 66	3,707,248	0.1
103,740	Schlumberger NV	3,506,412	0.1
16,545	Targa Resources Corp.	2,880,154	0.1
1,438	Texas Pacific Land Corp.	1,519,089	0.0
23,888	Valero Energy Corp.	3,211,025	0.1
93,126	Williams Cos., Inc.	5,849,244	0.1
		119,108,454	2.8
	Financials: 13.5%
37,112	Aflac, Inc.	3,913,832	0.1
20,198	Allstate Corp.	4,066,059	0.1
42,213	American Express Co.	13,465,103	0.3
43,957	American International Group, Inc.	3,762,280	0.1
7,263	Ameriprise Financial, Inc.	3,876,481	0.1
16,470	Aon PLC - Class A	5,875,837	0.1
34,435	Apollo Global Management, Inc.	4,885,294	0.1
28,466	Arch Capital Group Ltd.	2,591,829	0.1
19,533	Arthur J Gallagher & Co.	6,252,904	0.2
3,867	Assurant, Inc.	763,694	0.0
499,779	Bank of America Corp.	23,649,542	0.6
54,574	Bank of New York Mellon Corp.	4,972,237	0.1
139,859 (1)	Berkshire Hathaway, Inc. - Class B	67,939,306	1.6
11,107	Blackrock, Inc.	11,654,020	0.3
55,658	Blackstone, Inc.	8,325,324	0.2
21,372	Brown & Brown, Inc.	2,369,514	0.1
48,784	Capital One Financial Corp.	10,379,284	0.3
7,986	Cboe Global Markets, Inc.	1,862,415	0.1
130,266	Charles Schwab Corp.	11,885,470	0.3
28,424	Chubb Ltd.	8,235,001	0.2
11,921	Cincinnati Financial Corp.	1,775,275	0.0
142,453	Citigroup, Inc.	12,125,599	0.3
33,075	Citizens Financial Group, Inc.	1,480,106	0.0
27,484	CME Group, Inc.	7,575,140	0.2
16,124 (1)	Coinbase Global, Inc. - Class A	5,651,301	0.1
5,377 (1)	Corpay, Inc.	1,784,196	0.0
1,897	Erie Indemnity Co. - Class A	657,861	0.0
3,244	Everest Re Group Ltd.	1,102,473	0.0
2,892	FactSet Research Systems, Inc.	1,293,534	0.0
40,072	Fidelity National Information Services, Inc.	3,262,262	0.1
50,938	Fifth Third Bancorp	2,095,080	0.1
42,287 (1)	Fiserv, Inc.	7,290,702	0.2

See Accompanying Notes to Financial Statements

65

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
23,572	Franklin Resources, Inc.	$562,192	0.0
18,601	Global Payments, Inc.	1,488,824	0.0
6,296	Globe Life, Inc.	782,530	0.0
23,403	Goldman Sachs Group, Inc.	16,563,473	0.4
21,669	Hartford Financial Services Group, Inc.	2,749,146	0.1
111,111	Huntington Bancshares, Inc.	1,862,220	0.0
43,751	Intercontinental Exchange, Inc.	8,026,996	0.2
34,067	Invesco Ltd.	537,237	0.0
5,543	Jack Henry & Associates, Inc.	998,682	0.0
211,962	JPMorgan Chase & Co.	61,449,903	1.5
75,229	KeyCorp	1,310,489	0.0
51,626	KKR & Co., Inc.	6,867,807	0.2
13,275	Loews Corp.	1,216,787	0.0
12,243	M&T Bank Corp.	2,375,020	0.1
2,867	MarketAxess Holdings, Inc.	640,316	0.0
37,581	Marsh & McLennan Cos., Inc.	8,216,710	0.2
61,866	Mastercard, Inc. - Class A	34,764,980	0.8
43,008	MetLife, Inc.	3,458,703	0.1
11,800	Moody’s Corp.	5,918,762	0.1
94,219	Morgan Stanley	13,271,688	0.3
5,901	MSCI, Inc.	3,403,343	0.1
31,528	Nasdaq, Inc.	2,819,234	0.1
14,838	Northern Trust Corp.	1,881,310	0.1
74,175 (1)	PayPal Holdings, Inc.	5,512,686	0.1
30,170	PNC Financial Services Group, Inc.	5,624,291	0.1
15,731	Principal Financial Group, Inc.	1,249,513	0.0
44,711	Progressive Corp.	11,931,578	0.3
27,000	Prudential Financial, Inc.	2,900,880	0.1
13,849	Raymond James Financial, Inc.	2,124,021	0.1
68,562	Regions Financial Corp.	1,612,578	0.0
23,941	S&P Global, Inc.	12,623,850	0.3
21,751	State Street Corp.	2,313,001	0.1
29,033	Synchrony Financial	1,937,662	0.1
16,804	T. Rowe Price Group, Inc.	1,621,586	0.0
17,280	Travelers Cos., Inc.	4,623,091	0.1
99,879	Truist Financial Corp.	4,293,798	0.1
118,831	US Bancorp	5,377,103	0.1
130,497	Visa, Inc. - Class A	46,332,960	1.1
22,832	W.R. Berkley Corp.	1,677,467	0.0
248,197	Wells Fargo & Co.	19,885,544	0.5
7,562	Willis Towers Watson PLC	2,317,753	0.1
		561,944,669	13.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 8.9%
132,698	Abbott Laboratories	$18,048,255	0.4
134,724	AbbVie, Inc.	25,007,469	0.6
21,745	Agilent Technologies, Inc.	2,566,127	0.1
5,197 (1)	Align Technology, Inc.	983,948	0.0
13,157	AmerisourceBergen Corp.	3,945,126	0.1
41,011	Amgen, Inc.	11,450,681	0.3
39,140	Baxter International, Inc.	1,185,159	0.0
21,860	Becton Dickinson and Co.	3,765,385	0.1
11,176 (1)	Biogen, Inc.	1,403,594	0.0
11,957	Bio-Techne Corp.	615,188	0.0
112,838 (1)	Boston Scientific Corp.	12,119,930	0.3
155,216	Bristol-Myers Squibb Co.	7,184,949	0.2
18,204	Cardinal Health, Inc.	3,058,272	0.1
37,952 (1)	Centene Corp.	2,060,035	0.1
3,746 (1)	Charles River Laboratories International, Inc.	568,381	0.0
20,375	Cigna Group	6,735,567	0.2
15,253 (1)	Cooper Cos., Inc.	1,085,403	0.0
96,483	CVS Health Corp.	6,655,397	0.2
48,580	Danaher Corp.	9,596,493	0.2
3,167 (1)	DaVita, Inc.	451,139	0.0
29,906 (1)	Dexcom, Inc.	2,610,495	0.1
44,740 (1)	Edwards Lifesciences Corp.	3,499,115	0.1
17,232	Elevance Health, Inc.	6,702,559	0.2
59,996	Eli Lilly & Co.	46,768,682	1.1
34,923	GE HealthCare Technologies, Inc.	2,586,747	0.1
94,875	Gilead Sciences, Inc.	10,518,791	0.3
13,211	HCA Healthcare, Inc.	5,061,134	0.1
9,284 (1)	Henry Schein, Inc.	678,196	0.0
16,996 (1)	Hologic, Inc.	1,107,459	0.0
9,205	Humana, Inc.	2,250,438	0.1
6,134 (1)	IDEXX Laboratories, Inc.	3,289,910	0.1
12,254 (1)	Incyte Corp.	834,497	0.0
5,368 (1)	Insulet Corp.	1,686,518	0.0
27,337 (1)	Intuitive Surgical, Inc.	14,855,199	0.4
12,535 (1)	IQVIA Holdings, Inc.	1,975,391	0.0
183,512	Johnson & Johnson	28,031,458	0.7
6,384	Labcorp Holdings, Inc.	1,675,864	0.0
9,542	McKesson Corp.	6,992,187	0.2
97,820	Medtronic PLC	8,526,969	0.2
191,517	Merck & Co., Inc.	15,160,486	0.4
1,585 (1)	Mettler-Toledo International, Inc.	1,861,931	0.0
25,957 (1)	Moderna, Inc.	716,154	0.0
4,134 (1)	Molina Healthcare, Inc.	1,231,519	0.0
433,624	Pfizer, Inc.	10,511,046	0.3
8,514	Quest Diagnostics, Inc.	1,529,370	0.0
7,921	Regeneron Pharmaceuticals, Inc.	4,158,525	0.1
11,183	ResMed, Inc.	2,885,214	0.1

See Accompanying Notes to Financial Statements

66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,990	Revvity, Inc.	$869,513	0.0
10,557 (1)	Solventum Corp.	800,643	0.0
7,494	STERIS PLC	1,800,209	0.0
26,233	Stryker Corp.	10,378,562	0.3
28,792	Thermo Fisher Scientific, Inc.	11,674,004	0.3
69,188	UnitedHealth Group, Inc.	21,584,580	0.5
4,362	Universal Health Services, Inc. - Class B	790,176	0.0
19,586 (1)	Vertex Pharmaceuticals, Inc.	8,719,687	0.2
89,517	Viatris, Inc.	799,387	0.0
4,539 (1)	Waters Corp.	1,584,293	0.0
5,480	West Pharmaceutical Services, Inc.	1,199,024	0.0
15,090	Zimmer Biomet Holdings, Inc.	1,376,359	0.0
33,956	Zoetis, Inc.	5,295,438	0.1
		373,064,227	8.9
	Industrials: 8.2%
41,047	3M Co.	6,248,995	0.2
8,866	A.O. Smith Corp.	581,344	0.0
6,563	Allegion PLC	945,860	0.0
17,609	AMETEK, Inc.	3,186,525	0.1
30,960	Automatic Data Processing, Inc.	9,548,064	0.2
5,641 (1)	Axon Enterprise, Inc.	4,670,409	0.1
57,508 (1)	Boeing Co.	12,049,651	0.3
8,959	Broadridge Financial Solutions, Inc.	2,177,306	0.1
8,429 (1)	Builders FirstSource, Inc.	983,580	0.0
60,810	Carrier Global Corp.	4,450,684	0.1
35,871	Caterpillar, Inc.	13,925,481	0.3
12,194 (1)	Ceridian HCM Holding, Inc.	675,426	0.0
9,056	CH Robinson Worldwide, Inc.	868,923	0.0
26,177	Cintas Corp.	5,834,068	0.1
67,053 (1)	Copart, Inc.	3,290,291	0.1
143,277	CSX Corp.	4,675,128	0.1
10,507	Cummins, Inc.	3,441,042	0.1
19,252	Deere & Co.	9,789,449	0.2
49,801	Delta Air Lines, Inc.	2,449,213	0.1
10,457	Dover Corp.	1,916,036	0.0
29,845	Eaton Corp. PLC	10,654,367	0.3
42,902	Emerson Electric Co.	5,720,124	0.1
9,473	Equifax, Inc.	2,457,012	0.1
10,445	Expeditors International of Washington, Inc.	1,193,341	0.0
87,500	Fastenal Co.	3,675,000	0.1
16,812	FedEx Corp.	3,821,536	0.1
25,946	Fortive Corp.	1,352,565	0.0
81,334	GE Aerospace	20,934,558	0.5
20,817	GE Vernova, Inc.	11,015,316	0.3
4,506 (1)	Generac Holdings, Inc.	645,304	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
19,213	General Dynamics Corp.	$5,603,664	0.1
49,018	Honeywell International, Inc.	11,415,312	0.3
30,799	Howmet Aerospace, Inc.	5,732,618	0.1
4,071	Hubbell, Inc.	1,662,637	0.0
2,993	Huntington Ingalls Industries, Inc.	722,690	0.0
5,758	IDEX Corp.	1,010,932	0.0
20,336	Illinois Tool Works, Inc.	5,028,076	0.1
30,772	Ingersoll Rand, Inc.	2,559,615	0.1
9,164	Jacobs Solutions, Inc.	1,204,608	0.0
5,977	JB Hunt Transport Services, Inc.	858,297	0.0
50,199	Johnson Controls International PLC	5,302,018	0.1
14,258	L3Harris Technologies, Inc.	3,576,477	0.1
9,817	Leidos Holdings, Inc.	1,548,730	0.0
2,435	Lennox International, Inc.	1,395,839	0.0
15,904	Lockheed Martin Corp.	7,365,779	0.2
16,120	Masco Corp.	1,037,483	0.0
4,124	Nordson Corp.	884,062	0.0
17,195	Norfolk Southern Corp.	4,401,404	0.1
10,319	Northrop Grumman Corp.	5,159,294	0.1
14,184	Old Dominion Freight Line, Inc.	2,302,063	0.1
30,102	Otis Worldwide Corp.	2,980,700	0.1
40,039	PACCAR, Inc.	3,806,107	0.1
9,746	Parker-Hannifin Corp.	6,807,289	0.2
24,450	Paychex, Inc.	3,556,497	0.1
3,717	Paycom Software, Inc.	860,114	0.0
12,565	Pentair PLC	1,289,923	0.0
11,303	Quanta Services, Inc.	4,273,438	0.1
101,894	Raytheon Technologies Corp.	14,878,562	0.4
15,492	Republic Services, Inc.	3,820,482	0.1
8,598	Rockwell Automation, Inc.	2,855,998	0.1
21,439	Rollins, Inc.	1,209,588	0.0
3,984	Snap-on, Inc.	1,239,741	0.0
43,464	Southwest Airlines Co.	1,409,972	0.0
11,800	Stanley Black & Decker, Inc.	799,450	0.0
13,770	Textron, Inc.	1,105,593	0.0
17,010	Trane Technologies PLC	7,440,344	0.2
4,284	TransDigm Group, Inc.	6,514,422	0.2
159,494 (1)	Uber Technologies, Inc.	14,880,790	0.4
45,570	Union Pacific Corp.	10,484,746	0.3
24,910 (1)	United Airlines Holdings, Inc.	1,983,583	0.1
55,962	United Parcel Service, Inc. - Class B	5,648,804	0.1
4,957	United Rentals, Inc.	3,734,604	0.1
18,904	Veralto Corp.	1,908,359	0.0

See Accompanying Notes to Financial Statements

67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,669	Verisk Analytics, Inc.	$3,323,393	0.1
27,930	Waste Management, Inc.	6,390,943	0.2
13,052	Westinghouse Air Brake Technologies Corp.	2,732,436	0.1
3,334	WW Grainger, Inc.	3,468,160	0.1
18,560	Xylem, Inc.	2,400,922	0.1
		343,753,156	8.2
	Information Technology: 31.8%
47,747	Accenture PLC - Class A	14,271,101	0.3
32,506 (1)	Adobe, Inc.	12,575,921	0.3
123,665 (1)	Advanced Micro Devices, Inc.	17,548,064	0.4
11,151 (1)	Akamai Technologies, Inc.	889,404	0.0
92,256	Amphenol Corp. - Class A	9,110,280	0.2
37,828	Analog Devices, Inc.	9,003,821	0.2
6,705 (1)	ANSYS, Inc.	2,354,930	0.1
1,139,160	Apple, Inc.	233,721,457	5.6
61,965	Applied Materials, Inc.	11,343,933	0.3
78,552 (1)	Arista Networks, Inc.	8,036,655	0.2
16,318 (1)	Autodesk, Inc.	5,051,563	0.1
358,619	Broadcom, Inc.	98,853,327	2.4
20,825 (1)	Cadence Design Systems, Inc.	6,417,224	0.2
10,044	CDW Corp.	1,793,758	0.0
303,425	Cisco Systems, Inc.	21,051,626	0.5
37,612	Cognizant Technology Solutions Corp. - Class A	2,934,864	0.1
58,791	Corning, Inc.	3,091,819	0.1
18,997 (1)	Crowdstrike Holdings, Inc. - Class A	9,675,362	0.2
22,849	Dell Technologies, Inc. - Class C	2,801,287	0.1
10,007 (1)	Enphase Energy, Inc.	396,778	0.0
4,313 (1)	EPAM Systems, Inc.	762,625	0.0
4,384 (1)	F5, Inc.	1,290,299	0.0
1,857 (1)	Fair Isaac Corp.	3,394,522	0.1
8,180 (1)	First Solar, Inc.	1,354,117	0.0
48,454 (1)	Fortinet, Inc.	5,122,557	0.1
5,870 (1)	Gartner, Inc.	2,372,771	0.1
41,629	Gen Digital, Inc.	1,223,893	0.0
10,868 (1)	GoDaddy, Inc. - Class A	1,956,892	0.1
100,187	Hewlett Packard Enterprise Co.	2,048,824	0.1
71,900	HP, Inc.	1,758,674	0.0
332,691	Intel Corp.	7,452,278	0.2
70,885	International Business Machines Corp.	20,895,480	0.5
21,322	Intuit, Inc.	16,793,847	0.4
8,187	Jabil, Inc.	1,785,585	0.0
25,252	Juniper Networks, Inc.	1,008,312	0.0
13,180 (1)	Keysight Technologies, Inc.	2,159,675	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
10,086	KLA Corp.	$9,034,434	0.2
97,559	Lam Research Corp.	9,496,393	0.2
41,020	Microchip Technology, Inc.	2,886,577	0.1
85,238	Micron Technology, Inc.	10,505,584	0.3
566,882	Microsoft Corp.	281,972,776	6.8
3,652	Monolithic Power Systems, Inc.	2,671,000	0.1
12,731	Motorola Solutions, Inc.	5,352,876	0.1
15,514	NetApp, Inc.	1,653,017	0.0
1,860,046	NVIDIA Corp.	293,868,668	7.1
19,268	NXP Semiconductors NV	4,209,865	0.1
31,872 (1)	ON Semiconductor Corp.	1,670,412	0.0
124,050	Oracle Corp.	27,121,051	0.7
162,237 (1)	Palantir Technologies, Inc. - Class A	22,116,148	0.5
50,499 (1)	Palo Alto Networks, Inc.	10,334,115	0.3
9,150 (1)	PTC, Inc.	1,576,911	0.0
83,683	Qualcomm, Inc.	13,327,355	0.3
1 (1)	Ralliant Corp.	32	0.0
8,200	Roper Technologies, Inc.	4,648,088	0.1
73,179	Salesforce, Inc.	19,955,182	0.5
16,186	Seagate Technology Holdings PLC	2,336,125	0.1
15,788 (1)	ServiceNow, Inc.	16,231,327	0.4
11,450	Skyworks Solutions, Inc.	853,254	0.0
39,147 (1)	Super Micro Computer, Inc.	1,918,594	0.1
11,793 (1)	Synopsys, Inc.	6,046,035	0.2
22,618	TE Connectivity PLC	3,814,978	0.1
3,574 (1)	Teledyne Technologies, Inc.	1,830,996	0.0
12,235	Teradyne, Inc.	1,100,171	0.0
69,289	Texas Instruments, Inc.	14,385,782	0.3
18,197 (1)	Trimble, Inc.	1,382,608	0.0
3,289 (1)	Tyler Technologies, Inc.	1,949,851	0.1
6,159	VeriSign, Inc.	1,778,719	0.0
26,609	Western Digital Corp.	1,702,710	0.0
16,523 (1)	Workday, Inc. - Class A	3,965,520	0.1
3,879 (1)	Zebra Technologies Corp. - Class A	1,196,128	0.0
		1,325,196,807	31.8
	Materials: 1.8%
16,973	Air Products and Chemicals, Inc.	4,787,404	0.1
8,941	Albemarle Corp.	560,333	0.0
174,767	Amcor PLC	1,606,109	0.0
5,963	Avery Dennison Corp.	1,046,328	0.0
21,159	Ball Corp.	1,186,808	0.0
12,357	CF Industries Holdings, Inc.	1,136,844	0.0

See Accompanying Notes to Financial Statements

68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
52,029	Corteva, Inc.	$3,877,721	0.1
53,913	Dow, Inc.	1,427,616	0.0
31,919	DuPont de Nemours, Inc.	2,189,324	0.1
8,806	Eastman Chemical Co.	657,456	0.0
19,245	Ecolab, Inc.	5,185,373	0.1
109,539	Freeport-McMoRan, Inc.	4,748,516	0.1
19,509	International Flavors & Fragrances, Inc.	1,434,887	0.0
40,263	International Paper Co.	1,885,516	0.1
35,902	Linde PLC US	16,844,500	0.4
19,611	LyondellBasell Industries NV - Class A	1,134,693	0.0
4,598	Martin Marietta Materials, Inc.	2,524,118	0.1
24,155	Mosaic Co.	881,174	0.0
84,889	Newmont Corp.	4,945,633	0.1
17,599	Nucor Corp.	2,279,775	0.1
6,814	Packaging Corp. of America	1,284,098	0.0
17,313	PPG Industries, Inc.	1,969,354	0.1
17,584	Sherwin-Williams Co.	6,037,642	0.2
37,823	Smurfit WestRock PLC	1,632,063	0.1
10,530	Steel Dynamics, Inc.	1,347,945	0.0
10,076	Vulcan Materials Co.	2,628,022	0.1
		75,239,252	1.8
	Real Estate: 2.0%
11,715	Alexandria Real Estate Equities, Inc.	850,860	0.0
35,705	American Tower Corp.	7,891,519	0.2
10,845	AvalonBay Communities, Inc.	2,206,957	0.1
11,109	Boston Properties, Inc.	749,524	0.0
8,149	Camden Property Trust	918,311	0.0
22,397 (1)	CBRE Group, Inc. - Class A	3,138,268	0.1
32,177 (1)	CoStar Group, Inc.	2,587,031	0.1
33,213	Crown Castle, Inc.	3,411,971	0.1
24,146	Digital Realty Trust, Inc.	4,209,372	0.1
7,461	Equinix, Inc.	5,935,002	0.1
26,081	Equity Residential	1,760,207	0.0
4,911	Essex Property Trust, Inc.	1,391,777	0.0
16,185	Extra Space Storage, Inc.	2,386,316	0.1
5,921	Federal Realty Investment Trust	562,436	0.0
52,987	Healthpeak Properties, Inc.	927,802	0.0
52,910	Host Hotels & Resorts, Inc.	812,698	0.0
43,477	Invitation Homes, Inc.	1,426,046	0.0
22,503	Iron Mountain, Inc.	2,308,133	0.1
51,671	Kimco Realty Corp.	1,086,124	0.0
8,928	Mid-America Apartment Communities, Inc.	1,321,433	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
70,773	Prologis, Inc.	$7,439,658	0.2
12,042	Public Storage	3,533,364	0.1
68,878	Realty Income Corp.	3,968,062	0.1
12,461	Regency Centers Corp.	887,597	0.0
8,195	SBA Communications Corp.	1,924,514	0.1
23,402	Simon Property Group, Inc.	3,762,105	0.1
22,994	UDR, Inc.	938,845	0.0
34,421	Ventas, Inc.	2,173,686	0.1
80,595	VICI Properties, Inc.	2,627,397	0.1
47,383	Welltower, Inc.	7,284,189	0.2
55,317	Weyerhaeuser Co.	1,421,094	0.0
		81,842,298	2.0
	Utilities: 2.3%
54,297	AES Corp.	571,204	0.0
19,592	Alliant Energy Corp.	1,184,728	0.0
20,614	Ameren Corp.	1,979,769	0.0
40,743	American Electric Power Co., Inc.	4,227,494	0.1
14,874	American Water Works Co., Inc.	2,069,122	0.1
12,115	Atmos Energy Corp.	1,867,043	0.0
49,784	CenterPoint Energy, Inc.	1,829,064	0.0
22,814	CMS Energy Corp.	1,580,554	0.0
27,480	Consolidated Edison, Inc.	2,757,618	0.1
23,904	Constellation Energy Corp.	7,715,255	0.2
65,043	Dominion Energy, Inc.	3,676,230	0.1
15,827	DTE Energy Co.	2,096,444	0.1
59,282	Duke Energy Corp.	6,995,276	0.2
29,346	Edison International	1,514,254	0.0
34,042	Entergy Corp.	2,829,571	0.1
17,549	Evergy, Inc.	1,209,653	0.0
28,021	Eversource Energy	1,782,696	0.0
76,998	Exelon Corp.	3,343,253	0.1
39,178	FirstEnergy Corp.	1,577,306	0.0
157,012	NextEra Energy, Inc.	10,899,773	0.3
35,901	NiSource, Inc.	1,448,246	0.0
14,912	NRG Energy, Inc.	2,394,569	0.1
167,618	PG&E Corp.	2,336,595	0.1
9,107	Pinnacle West Capital Corp.	814,803	0.0
56,384	PPL Corp.	1,910,854	0.0
38,059	Public Service Enterprise Group, Inc.	3,203,807	0.1
49,741	Sempra Energy	3,768,876	0.1
83,825	Southern Co.	7,697,650	0.2
25,872	Vistra Corp.	5,014,252	0.1
24,340	WEC Energy Group, Inc.	2,536,228	0.1

See Accompanying Notes to Financial Statements

69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
43,990	Xcel Energy, Inc.	$2,995,719	0.1
		95,827,906	2.3
	Total Common Stock (Cost $2,673,716,645)	4,003,810,676	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Repurchase Agreements: 0.0%
581,929 (3)	Bank of America Securities Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $581,999, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $593,568, due 04/30/26-06/30/30)	581,929	0.0
	Total Repurchase Agreements (Cost $581,929)	581,929	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
149,057,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $149,057,000)	$149,057,000	3.6

	Total Short-Term Investments (Cost $149,638,929)	149,638,929	3.6
	Total Investments in Securities (Cost $2,823,355,574)	$4,153,449,605	99.6
	Assets in Excess of Other Liabilities	16,858,599	0.4
	Net Assets	$4,170,308,204	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$4,003,810,676	$—	$—	$4,003,810,676
Short-Term Investments	149,057,000	581,929	—	149,638,929
Total Investments, at fair value	$4,152,867,676	$581,929	$—	$4,153,449,605
Other Financial Instruments+
Futures	4,681,960	—	—	4,681,960
Total Assets	$4,157,549,636	$581,929	$—	$4,158,131,565

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	528	09/19/25	$165,099,000	$4,681,960
			$165,099,000	$4,681,960

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$4,681,960
Total Asset Derivatives		$4,681,960

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,519,790
Total	$1,519,790

See Accompanying Notes to Financial Statements

71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$6,088,865
Total	$6,088,865

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,824,360,671.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,485,041,020
Gross Unrealized Depreciation	(151,270,126)
Net Unrealized Appreciation	$1,333,770,894

See Accompanying Notes to Financial Statements

72

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Communication Services: 2.6%
7,747 (1)	Advantage Solutions, Inc.	$10,226	0.0
18,540 (1)	Altice USA, Inc. - Class A	39,676	0.0
30,254 (1)	AMC Entertainment Holdings, Inc. - Class A	93,787	0.1
2,561 (1)	AMC Networks, Inc. - Class A	16,057	0.0
2,994 (1)	Angi, Inc.	45,688	0.0
934 (1)	Anterix, Inc.	23,957	0.0
995 (1)	Arena Group Holdings, Inc.	6,169	0.0
3,993 (1)	Atlanta Braves Holdings, Inc. - Class C	186,753	0.1
858	ATN International, Inc.	13,943	0.0
1,931 (1)	Bandwidth, Inc. - Class A	30,703	0.0
2,027 (1)	Boston Omaha Corp. - Class A	28,459	0.0
5,565 (1)	Bumble, Inc. - Class A	36,673	0.0
390	Cable One, Inc.	52,966	0.0
5,911 (1)	Cargurus, Inc.	197,841	0.1
4,653 (1)	Cars.com, Inc.	55,138	0.0
7,618	Cinemark Holdings, Inc.	229,911	0.1
3,111	Cogent Communications Holdings, Inc.	149,981	0.1
2,384	CuriosityStream, Inc.	13,422	0.0
9,511 (1)	EchoStar Corp. - Class A	263,455	0.2
5,640 (1)	Eventbrite, Inc. - Class A	14,833	0.0
1,918 (1)	EverQuote, Inc. - Class A	46,377	0.0
4,388 (1)	EW Scripps Co. - Class A	12,901	0.0
23,446 (1)	fuboTV, Inc.	90,502	0.1
9,978 (1)	Gannett Co., Inc.	35,721	0.0
8,374 (1)(2)	Getty Images Holdings, Inc.	13,901	0.0
3,528 (1)(2)	Globalstar, Inc.	83,084	0.1
4,802 (1)	Gogo, Inc.	70,493	0.1
6,109	Gray Television, Inc.	27,674	0.0
2,334 (1)	Grindr, Inc.	52,982	0.0
993 (1)	Ibotta, Inc. - Class A	36,344	0.0
1,156	IDT Corp. - Class B	78,978	0.1
8,722 (1)	iHeartMedia, Inc. - Class A	15,351	0.0
3,035 (1)	IMAX Corp.	84,859	0.1
5,370 (1)	Integral Ad Science Holding Corp.	44,625	0.0
2,853	John Wiley & Sons, Inc. - Class A	127,329	0.1
11,730 (1)	Liberty Latin America Ltd. - Class C	72,961	0.1
13,500 (1)	Lionsgate Studios Corp.	78,435	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
67,533 (1)	Lumen Technologies, Inc.	$295,795	0.2
2,785 (1)	Madison Square Garden Entertainment Corp.	111,316	0.1
9,788 (1)	Magnite, Inc.	236,087	0.1
1,862	Marcus Corp.	31,393	0.0
2,393 (1)	MediaAlpha, Inc. - Class A	26,203	0.0
5,391	National CineMedia, Inc.	26,119	0.0
512 (1)	Newsmax, Inc.	7,747	0.0
15,224 (1)	Nextdoor Holdings, Inc.	25,272	0.0
2,742 (1)	Nexxen International Ltd.	28,544	0.0
7,854 (1)	Playstudios, Inc.	10,289	0.0
4,050	Playtika Holding Corp.	19,157	0.0
2,937 (1)	PubMatic, Inc. - Class A	36,536	0.0
3,812 (1)	QuinStreet, Inc.	61,373	0.1
5,521 (1)	Rumble, Inc.	49,579	0.0
1,755	Scholastic Corp.	36,820	0.0
3,680	Shenandoah Telecommunications Co.	50,269	0.0
1,763	Shutterstock, Inc.	33,426	0.0
2,734	Sinclair, Inc.	37,784	0.0
1,909 (1)	Sphere Entertainment Co.	79,796	0.1
1,545	Spok Holdings, Inc.	27,316	0.0
8,118 (1)	Stagwell, Inc.	36,531	0.0
962 (1)	Starz Entertainment Corp.	15,459	0.0
1,938 (1)	TechTarget, Inc.	15,058	0.0
11,126	TEGNA, Inc.	186,472	0.1
6,856	Telephone and Data Systems, Inc.	243,936	0.1
2,777 (1)	Thryv Holdings, Inc.	33,768	0.0
8,020 (1)	TripAdvisor, Inc.	104,661	0.1
6,675 (1)	TrueCar, Inc.	12,683	0.0
11,096 (1)	Vimeo, Inc.	44,828	0.0
5,975 (1)(2)	Vivid Seats, Inc. - Class A	10,098	0.0
4,129 (1)(2)	VTEX - Class A	27,251	0.0
1,365 (1)	Webtoon Entertainment, Inc.	12,394	0.0
3,934 (1)	WideOpenWest, Inc.	15,972	0.0
4,341 (1)	Yelp, Inc.	148,766	0.1
2,927 (1)	Ziff Davis, Inc.	88,600	0.1
5,016 (1)	ZipRecruiter, Inc. - Class A	25,130	0.0
		4,734,583	2.6
	Consumer Discretionary: 9.8%
3,356 (1)	Abercrombie & Fitch Co. - Class A	278,045	0.2
4,664	Academy Sports & Outdoors, Inc.	208,994	0.1

See Accompanying Notes to Financial Statements

73

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,076 (1)	Accel Entertainment, Inc.	$47,975	0.0
1,983	Acushnet Holdings Corp.	144,402	0.1
5,850 (1)	Adient PLC	113,841	0.1
2,584 (1)	Adtalem Global Education, Inc.	328,762	0.2
4,188	Advance Auto Parts, Inc.	194,700	0.1
1,365	A-Mark Precious Metals, Inc.	30,276	0.0
8,415 (1)	American Axle & Manufacturing Holdings, Inc.	34,333	0.0
12,036	American Eagle Outfitters, Inc.	115,786	0.1
1,247 (1)	American Public Education, Inc.	37,984	0.0
537 (1)	America’s Car-Mart, Inc.	30,093	0.0
7,792 (1)	AMMO, Inc.	9,974	0.0
3,766 (1)	Arhaus, Inc.	32,651	0.0
5,986	Arko Corp.	25,321	0.0
1,365 (1)	Asbury Automotive Group, Inc.	325,607	0.2
586 (1)	Bally’s Corp.	5,614	0.0
1,079 (1)	Barnes & Noble Education, Inc.	12,700	0.0
2,171 (1)	Beazer Homes USA, Inc.	48,565	0.0
1,467 (1)	BJ’s Restaurants, Inc.	65,428	0.0
5,826	Bloomin’ Brands, Inc.	50,162	0.0
2,150 (1)	Boot Barn Holdings, Inc.	326,800	0.2
3,106 (1)	Brinker International, Inc.	560,105	0.3
2,184	Buckle, Inc.	99,044	0.1
933	Build-A-Bear Workshop, Inc.	48,105	0.0
2,422	Caleres, Inc.	29,597	0.0
4,120	Camping World Holdings, Inc. - Class A	70,823	0.1
8,111 (1)	Capri Holdings Ltd.	143,565	0.1
1,049	Carriage Services, Inc.	47,981	0.0
2,480	Carter’s, Inc.	74,722	0.1
558 (1)	Cavco Industries, Inc.	242,412	0.1
1,914	Century Communities, Inc.	107,796	0.1
3,299 (2)	Cheesecake Factory, Inc.	206,715	0.1
364 (1)	Citi Trends, Inc.	12,154	0.0
1,318 (1)	Cooper-Standard Holdings, Inc.	28,337	0.0
9,622 (1)	Coursera, Inc.	84,289	0.1
1,552	Cracker Barrel Old Country Store, Inc.	94,796	0.1
3,782	Cricut, Inc. - Class A	25,604	0.0
9,240	Dana, Inc.	158,466	0.1
1,996 (1)	Dave & Buster’s Entertainment, Inc.	60,040	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,670 (1)	Denny’s Corp.	$15,047	0.0
1,029 (2)	Dine Brands Global, Inc.	25,036	0.0
1,934 (1)	Dorman Products, Inc.	237,244	0.1
2,142 (1)(2)	Dream Finders Homes, Inc. - Class A	53,828	0.0
1,927 (1)	El Pollo Loco Holdings, Inc.	21,216	0.0
4,524 (2)	Ermenegildo Zegna NV	38,680	0.0
1,712	Ethan Allen Interiors, Inc.	47,679	0.0
2,316 (1)	European Wax Center, Inc. - Class A	13,039	0.0
5,606 (1)	Everi Holdings, Inc.	79,829	0.1
9,075 (1)	EVgo, Inc.	33,124	0.0
6,313 (1)	Faraday Future Intelligent Electric, Inc.	10,606	0.0
6,914 (1)	Figs, Inc. - Class A	38,995	0.0
2,819 (1)	First Watch Restaurant Group, Inc.	45,217	0.0
351	Flexsteel Industries, Inc.	12,647	0.0
5,928 (1)	Foot Locker, Inc.	145,236	0.1
2,975 (1)	Fox Factory Holding Corp.	77,172	0.1
5,318 (1)	Frontdoor, Inc.	313,443	0.2
2,531 (1)	Funko, Inc. - Class A	12,048	0.0
8,880	Garrett Motion, Inc.	93,329	0.1
812 (1)	Genesco, Inc.	15,988	0.0
15,421 (1)	Genius Sports Ltd.	160,378	0.1
2,229 (1)	Gentherm, Inc.	63,058	0.0
1,867 (1)(2)	GigaCloud Technology, Inc. - Class A	36,929	0.0
2,738 (1)	G-III Apparel Group Ltd.	61,331	0.0
9,054 (1)	Global Business Travel Group I	57,040	0.0
1,378	Golden Entertainment, Inc.	40,555	0.0
18,765 (1)	Goodyear Tire & Rubber Co.	194,593	0.1
221	Graham Holdings Co. - Class B	209,104	0.1
2,200 (1)	Green Brick Partners, Inc.	138,336	0.1
903	Group 1 Automotive, Inc.	394,349	0.2
1,757 (1)	Groupon, Inc.	58,772	0.0
673	Hamilton Beach Brands Holding Co. - Class A	12,040	0.0
24,312 (1)	Hanesbrands, Inc.	111,349	0.1
1,130	Haverty Furniture Cos., Inc.	22,996	0.0
1,615 (1)	Helen of Troy Ltd.	45,834	0.0
4,569 (1)	Hilton Grand Vacations, Inc.	189,751	0.1
362 (1)	Hovnanian Enterprises, Inc. - Class A	37,847	0.0

See Accompanying Notes to Financial Statements

74

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,640	Installed Building Products, Inc.	$295,725	0.2
7,787	International Game Technology PLC	123,112	0.1
1,366 (2)	Jack in the Box, Inc.	23,850	0.0
726	JAKKS Pacific, Inc.	15,086	0.0
4,751	KB Home	251,660	0.1
2,210 (1)	KinderCare Learning Cos., Inc.	22,321	0.0
7,528	Kohl’s Corp.	63,837	0.0
3,860	Kontoor Brands, Inc.	254,644	0.1
5,884	Krispy Kreme, Inc.	17,122	0.0
466 (1)	Kura Sushi USA, Inc. - Class A	40,113	0.0
1,197 (1)	Lands’ End, Inc.	12,820	0.0
3,322 (1)	Latham Group, Inc.	21,194	0.0
9,052 (1)	Laureate Education, Inc.	211,636	0.1
2,922	La-Z-Boy, Inc.	108,611	0.1
1,699	LCI Industries	154,932	0.1
904 (1)	Legacy Housing Corp.	20,485	0.0
9,259	Leggett & Platt, Inc.	82,590	0.1
1,476 (1)	LGI Homes, Inc.	76,044	0.1
9,469 (1)	Life Time Group Holdings, Inc.	287,195	0.2
2,176 (1)	Lincoln Educational Services Corp.	50,157	0.0
2,666 (1)	Lindblad Expeditions Holdings, Inc.	31,112	0.0
2,625 (1)	Livewire Group, Inc.	12,075	0.0
1,050 (1)	Lovesac Co.	19,110	0.0
2,871 (1)(2)	Luminar Technologies, Inc.	8,240	0.0
1,843 (1)	M/I Homes, Inc.	206,637	0.1
1,468 (1)	Malibu Boats, Inc. - Class A	46,007	0.0
1,571 (1)	MarineMax, Inc.	39,495	0.0
2,191	Marriott Vacations Worldwide Corp.	158,431	0.1
1,369 (1)	MasterCraft Boat Holdings, Inc.	25,436	0.0
4,956	Meritage Homes Corp.	331,903	0.2
6,826 (1)	Mister Car Wash, Inc.	41,024	0.0
3,662 (1)	Modine Manufacturing Co.	360,707	0.2
920	Monarch Casino & Resort, Inc.	79,525	0.1
2,183	Monro, Inc.	32,549	0.0
1,424 (1)	Motorcar Parts of America, Inc.	15,949	0.0
1,250	Movado Group, Inc.	19,063	0.0
227	Nathan’s Famous, Inc.	25,102	0.0
5,512 (1)	National Vision Holdings, Inc.	126,831	0.1
2,103 (1)	ODP Corp.	38,127	0.0
6,952	OneSpaWorld Holdings Ltd.	141,751	0.1
872 (1)	OneWater Marine, Inc. - Class A	11,676	0.0
3,868 (1)	Overstock.com, Inc.	26,612	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,030	Oxford Industries, Inc.	$41,458	0.0
2,284	Papa John’s International, Inc.	111,779	0.1
2,255	Patrick Industries, Inc.	208,069	0.1
25,854 (1)	Peloton Interactive, Inc. - Class A	179,427	0.1
4,571	Perdoceo Education Corp.	149,426	0.1
6,164 (1)	Petco Health & Wellness Co., Inc.	17,444	0.0
2,882	Phinia, Inc.	128,220	0.1
2,866 (1)	PlayAGS, Inc.	35,796	0.0
3,706	Polaris, Inc.	150,649	0.1
3,882 (1)(2)	Portillo’s, Inc. - Class A	45,303	0.0
2,103 (1)	Potbelly Corp.	25,762	0.0
614	RCI Hospitality Holdings, Inc.	23,406	0.0
7,197 (1)	RealReal, Inc.	34,474	0.0
3,388	Red Rock Resorts, Inc. - Class A	176,278	0.1
3,789	Rent-A-Center, Inc.	95,104	0.1
2,794 (1)	Revolve Group, Inc.	56,020	0.0
576	Rocky Brands, Inc.	12,781	0.0
6,227 (1)	Rush Street Interactive, Inc.	92,782	0.1
26,413 (1)	Sabre Corp.	83,465	0.1
7,226 (1)	Sally Beauty Holdings, Inc.	66,913	0.0
1,773 (1)(2)	Savers Value Village, Inc.	18,085	0.0
2,110 (1)	SeaWorld Entertainment, Inc.	99,487	0.1
3,291 (1)	Serve Robotics, Inc.	37,649	0.0
2,703 (1)	Shake Shack, Inc. - Class A	380,042	0.2
1,294	Shoe Carnival, Inc.	24,211	0.0
2,913	Signet Jewelers Ltd.	231,729	0.1
6,622	Six Flags Entertainment Corp.	201,507	0.1
3,766 (1)	Skyline Champion Corp.	235,789	0.1
1,408 (1)	Sleep Number Corp.	9,511	0.0
3,154	Smith & Wesson Brands, Inc.	27,377	0.0
11,609 (1)(2)	Solid Power, Inc.	25,424	0.0
1,065	Sonic Automotive, Inc. - Class A	85,125	0.1
8,417 (1)	Sonos, Inc.	90,988	0.1
1,663	Standard Motor Products, Inc.	51,087	0.0
4,827	Steven Madden Ltd.	115,751	0.1
7,466 (1)	Stitch Fix, Inc. - Class A	27,624	0.0
1,651	Strategic Education, Inc.	140,550	0.1
296 (1)	Strattec Security Corp.	18,414	0.0
2,983 (1)	Stride, Inc.	433,102	0.2
1,228	Sturm Ruger & Co., Inc.	44,085	0.0

See Accompanying Notes to Financial Statements

75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,342	Super Group SGHC Ltd.	$124,422	0.1
7,183 (1)	Sweetgreen, Inc. - Class A	106,883	0.1
2,463 (1)	Target Hospitality Corp.	17,537	0.0
7,079 (1)	Taylor Morrison Home Corp.	434,792	0.2
6,420 (1)	ThredUp, Inc. - Class A	48,086	0.0
9,905 (1)	Topgolf Callaway Brands Corp.	79,735	0.1
6,393 (1)	Tri Pointe Homes, Inc.	204,256	0.1
6,583 (1)	Udemy, Inc.	46,278	0.0
3,256 (1)	Universal Technical Institute, Inc.	110,346	0.1
4,426 (1)	Urban Outfitters, Inc.	321,062	0.2
1,473 (1)	Viad Corp.	42,467	0.0
4,968 (1)	Victoria’s Secret & Co.	92,007	0.1
1,894 (1)	Visteon Corp.	176,710	0.1
6,875 (1)	Warby Parker, Inc. - Class A	150,769	0.1
212	Winmark Corp.	80,053	0.1
1,957	Winnebago Industries, Inc.	56,753	0.0
5,689	Wolverine World Wide, Inc.	102,857	0.1
1,821 (1)	XPEL, Inc.	65,374	0.0
1,955 (1)	Xponential Fitness, Inc. - Class A	14,643	0.0
1,174 (1)	Zumiez, Inc.	15,567	0.0
		17,979,415	9.8
	Consumer Staples: 2.2%
2,284	Andersons, Inc.	83,937	0.1
5,587 (2)	B&G Foods, Inc.	23,633	0.0
8,229 (1)	Beauty Health Co.	15,717	0.0
5,129 (1)(2)	Beyond Meat, Inc.	17,900	0.0
1,197	Calavo Growers, Inc.	31,828	0.0
3,220	Cal-Maine Foods, Inc.	320,809	0.2
4,388 (1)	Central Garden & Pet Co. - Class A	137,301	0.1
2,540 (1)	Chefs’ Warehouse, Inc.	162,077	0.1
5,388	Dole PLC	75,378	0.0
3,284	Edgewell Personal Care Co.	76,878	0.1
4,955	Energizer Holdings, Inc.	99,893	0.1
2,420	Fresh Del Monte Produce, Inc.	78,456	0.1
6,640 (1)	Grocery Outlet Holding Corp.	82,469	0.1
995 (1)	Guardian Pharmacy Services, Inc. - Class A	21,204	0.0
6,421 (1)	Hain Celestial Group, Inc.	9,760	0.0
7,038 (1)	Herbalife Ltd.	60,668	0.0
3,623 (1)	HF Foods Group, Inc.	11,521	0.0
6,464 (1)	Honest Co., Inc.	32,902	0.0
1,061	Ingles Markets, Inc. - Class A	67,246	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
1,265	Inter Parfums, Inc.	$166,107	0.1
1,079	J & J Snack Foods Corp.	122,369	0.1
662	John B Sanfilippo & Son, Inc.	41,865	0.0
1,399	Lancaster Colony Corp.	241,705	0.1
828	Lifevantage Corp.	10,830	0.0
1,362	Limoneira Co.	21,315	0.0
2,666 (1)	Mama’s Creations, Inc.	22,128	0.0
972	MGP Ingredients, Inc.	29,131	0.0
3,537 (1)	Mission Produce, Inc.	41,454	0.0
1,724 (1)	National Beverage Corp.	74,546	0.0
925	Natural Grocers by Vitamin Cottage, Inc.	36,306	0.0
1,024 (1)	Nature’s Sunshine Products, Inc.	15,145	0.0
3,820	Nu Skin Enterprises, Inc. - Class A	30,522	0.0
785	Oil-Dri Corp. of America	46,307	0.0
10,607 (1)	Olaplex Holdings, Inc.	14,850	0.0
1,793	PriceSmart, Inc.	188,337	0.1
382 (1)	Seneca Foods Corp. - Class A	38,746	0.0
6,463 (1)	Simply Good Foods Co.	204,166	0.1
2,527	SpartanNash Co.	66,940	0.0
1,732	Spectrum Brands Holdings, Inc.	91,796	0.1
7,059 (1)	SunOpta, Inc.	40,942	0.0
1,340	Tootsie Roll Industries, Inc.	44,823	0.0
3,495 (1)	TreeHouse Foods, Inc.	67,873	0.0
1,228	Turning Point Brands, Inc.	93,046	0.1
4,246 (1)	United Natural Foods, Inc.	98,974	0.1
1,719	Universal Corp.	100,115	0.1
828 (1)	USANA Health Sciences, Inc.	25,279	0.0
5,077	Utz Brands, Inc.	63,716	0.0
782	Village Super Market, Inc. - Class A	30,107	0.0
2,803 (1)	Vita Coco Co., Inc.	101,188	0.1
2,422 (1)(2)	Vital Farms, Inc.	93,295	0.1
3,455 (1)	Waldencast PLC - Class A	8,465	0.0
950	WD-40 Co.	216,686	0.1
1,187	Weis Markets, Inc.	86,046	0.1
2,758 (1)(2)	Westrock Coffee Co.	15,803	0.0
4,563	WK Kellogg Co.	72,734	0.0
2,359 (1)	Zevia PBC - Class A	7,596	0.0
		4,080,830	2.2
	Energy: 4.8%
11,573	Archrock, Inc.	287,358	0.2
3,050	Ardmore Shipping Corp.	29,280	0.0

See Accompanying Notes to Financial Statements

76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,171	Aris Water Solutions, Inc. - Class A	$51,344	0.0
5,290 (2)	Atlas Energy Solutions, Inc.	70,727	0.0
6,069	Berry Corp.	16,811	0.0
1,183 (1)	BKV Corp.	28,534	0.0
17,526 (2)	Borr Drilling Ltd.	32,073	0.0
2,024 (1)	Bristow Group, Inc.	66,731	0.0
4,719	Cactus, Inc. - Class A	206,315	0.1
4,782	California Resources Corp.	218,394	0.1
4,842 (1)	Calumet, Inc.	76,286	0.1
1,037 (1)(2)	Centrus Energy Corp. - Class A	189,958	0.1
12,983	ChampionX Corp.	322,498	0.2
12,142 (1)	Clean Energy Fuels Corp.	23,677	0.0
10,105 (1)	CNX Resources Corp.	340,336	0.2
5,374 (1)	Comstock Resources, Inc.	148,699	0.1
3,576	Core Laboratories, Inc.	41,195	0.0
3,694	Core Natural Resources, Inc.	257,620	0.2
12,118	Crescent Energy Co. - Class A	104,215	0.1
2,408	CVR Energy, Inc.	64,655	0.0
4,426	Delek US Holdings, Inc.	93,743	0.1
9,437	DHT Holdings, Inc.	102,014	0.1
3,911	Diversified Energy Co. PLC	57,374	0.0
1,640 (1)	DMC Global, Inc.	13,218	0.0
2,595	Dorian LPG Ltd.	63,266	0.0
13,176 (1)	Encore Energy Corp.	37,683	0.0
14,486 (1)(2)	Energy Fuels, Inc./Canada	83,294	0.1
1,623	Excelerate Energy, Inc. - Class A	47,586	0.0
7,223 (1)	Expro Group Holdings NV	62,046	0.0
2,260 (2)	FLEX LNG Ltd.	49,675	0.0
1,436	Flowco Holdings, Inc. - Class A	25,575	0.0
913 (1)	Forum Energy Technologies, Inc.	17,776	0.0
16,488 (1)	Gevo, Inc.	21,764	0.0
6,961	Golar LNG Ltd.	286,724	0.2
4,507	Granite Ridge Resources, Inc.	28,710	0.0
4,558 (1)	Green Plains, Inc.	27,485	0.0
1,047 (1)	Gulfport Energy Corp.	210,625	0.1
2,175 (1)	Hallador Energy Co.	34,430	0.0
10,379 (1)	Helix Energy Solutions Group, Inc.	64,765	0.0
6,805	Helmerich & Payne, Inc.	103,164	0.1
1,387	HighPeak Energy, Inc.	13,593	0.0
1,079 (1)	Infinity Natural Resources, Inc. - Class A	19,756	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,819 (1)	Innovex International, Inc.	$44,033	0.0
2,825	International Seaways, Inc.	103,056	0.1
3,017	Kinetik Holdings, Inc.	132,899	0.1
3,766	Kodiak Gas Services, Inc.	129,061	0.1
2,746 (1)	Kolibri Global Energy, Inc.	18,810	0.0
33,126 (1)	Kosmos Energy Ltd.	56,977	0.0
10,885	Liberty Energy, Inc.	124,960	0.1
1,317 (1)	Lightbridge Corp.	17,608	0.0
12,627	Magnolia Oil & Gas Corp. - Class A	283,855	0.2
9,498	Murphy Oil Corp.	213,705	0.1
979 (1)(2)	Nabors Industries Ltd.	27,432	0.0
4,505 (1)	National Energy Services Reunited Corp.	27,120	0.0
854 (1)	Natural Gas Services Group, Inc.	22,042	0.0
2,343	Navigator Holdings Ltd.	33,153	0.0
11,658 (2)	New Fortress Energy, Inc.	38,704	0.0
6,728 (1)	Newpark Resources, Inc.	57,255	0.0
9,384 (1)	NextDecade Corp.	83,611	0.1
9,128	Noble Corp. PLC	242,348	0.1
15,034	Nordic American Tankers Ltd.	39,539	0.0
6,691	Northern Oil and Gas, Inc.	189,690	0.1
7,063 (1)	Oceaneering International, Inc.	146,345	0.1
4,698 (1)	Oil States International, Inc.	25,181	0.0
3,919 (1)	Par Pacific Holdings, Inc.	103,971	0.1
26,304	Patterson-UTI Energy, Inc.	155,983	0.1
6,088	PBF Energy, Inc. - Class A	131,927	0.1
8,518	Peabody Energy Corp.	114,312	0.1
1,174 (1)(2)	ProFrac Holding Corp. - Class A	9,110	0.0
6,546 (1)	ProPetro Holding Corp.	39,080	0.0
1,104 (1)	REX American Resources Corp.	53,776	0.0
983	Riley Exploration Permian, Inc.	25,784	0.0
6,815	RPC, Inc.	32,235	0.0
4,785 (1)	Sable Offshore Corp.	105,174	0.1
2,765	SandRidge Energy, Inc.	29,917	0.0
3,099	Scorpio Tankers, Inc.	121,264	0.1
2,269 (1)	SEACOR Marine Holdings, Inc.	11,572	0.0
4,549 (1)	Seadrill Ltd.	119,411	0.1

See Accompanying Notes to Financial Statements

77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
6,590	Select Water Solutions, Inc.	$56,938	0.0
9,214	SFL Corp. Ltd.	76,753	0.1
5,619	Sitio Royalties Corp. - Class A	103,277	0.1
7,851	SM Energy Co.	193,998	0.1
2,577	Solaris Oilfield Infrastructure, Inc. - Class A	72,903	0.0
730 (1)	Summit Midstream Corp.	17,907	0.0
9,379 (1)	Talos Energy, Inc.	79,534	0.1
4,216	Teekay Corp. Ltd.	34,782	0.0
1,697	Teekay Tankers Ltd. - Class A	70,799	0.0
9,390 (1)	TETRA Technologies, Inc.	31,550	0.0
3,509 (1)	Tidewater, Inc.	161,870	0.1
51,576 (1)	Transocean Ltd.	133,582	0.1
29,782 (1)	Uranium Energy Corp.	202,518	0.1
8,415	VAALCO Energy, Inc.	30,378	0.0
4,399 (1)	Valaris Ltd.	185,242	0.1
2,086 (1)	Vital Energy, Inc.	33,564	0.0
2,025	Vitesse Energy, Inc.	44,732	0.0
7,795	W&T Offshore, Inc.	12,862	0.0
3,955	World Fuel Services Corp.	112,124	0.1
		8,807,185	4.8
	Financials: 18.7%
1,400	1st Source Corp.	86,898	0.1
860	ACNB Corp.	36,842	0.0
1,805	Alerus Financial Corp.	39,060	0.0
3,577 (1)(2)	AlTi Global, Inc.	14,845	0.0
1,720	Amalgamated Financial Corp.	53,664	0.0
3,398 (1)	Ambac Financial Group, Inc.	24,126	0.0
2,783	Amerant Bancorp, Inc.	50,734	0.0
1,919	American Coastal Insurance Corp.	21,339	0.0
4,513	Ameris Bancorp	291,991	0.2
1,416	AMERISAFE, Inc.	61,922	0.0
10,164	Apollo Commercial Real Estate Finance, Inc.	98,388	0.1
13,372 (2)	Arbor Realty Trust, Inc.	143,080	0.1
4,520 (2)	Ares Commercial Real Estate Corp.	21,560	0.0
5,450 (2)	ARMOUR Residential REIT, Inc.	91,615	0.1
1,545	Arrow Financial Corp.	40,819	0.0
4,260	Artisan Partners Asset Management, Inc. - Class A	188,846	0.1
11,297	Associated Banc-Corp.	275,534	0.2
9,667	Atlantic Union Bankshares Corp.	302,384	0.2
424 (1)	Atlanticus Holdings Corp.	23,214	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
12,128 (1)	AvidXchange Holdings, Inc.	$118,733	0.1
3,755 (1)	Axos Financial, Inc.	285,530	0.2
9,459	Banc of California, Inc.	132,899	0.1
1,483	BancFirst Corp.	183,328	0.1
2,097	Banco Latinoamericano de Comercio Exterior SA - Class E	84,509	0.1
3,166 (1)	Bancorp, Inc.	180,367	0.1
777	Bank First Corp.	91,414	0.1
2,692	Bank of Hawaii Corp.	181,791	0.1
1,301	Bank of Marin Bancorp	29,715	0.0
3,150	Bank of NT Butterfield & Son Ltd.	139,482	0.1
5,107	BankUnited, Inc.	181,758	0.1
766	Bankwell Financial Group, Inc.	27,599	0.0
2,373	Banner Corp.	152,228	0.1
1,408	Bar Harbor Bankshares	42,184	0.0
1,161	BayCom Corp.	32,171	0.0
3,114	Berkshire Hills Bancorp, Inc.	77,975	0.1
24,986	BGC Group, Inc. - Class A	255,607	0.1
11,935 (2)	Blackstone Mortgage Trust, Inc. - Class A	229,749	0.1
2,450 (1)	Blue Foundry Bancorp	23,447	0.0
1,157 (1)	Bowhead Specialty Holdings, Inc.	43,422	0.0
3,388	Bread Financial Holdings, Inc.	193,523	0.1
1,897 (1)	Bridgewater Bancshares, Inc.	30,181	0.0
2,000	Brightsphere Investment Group, Inc.	70,480	0.0
10,555	BrightSpire Capital, Inc.	53,303	0.0
6,493	Brookline Bancorp, Inc.	68,501	0.0
4,907 (1)	BRP Group, Inc. - Class A	210,069	0.1
13,983	Burford Capital Ltd.	199,398	0.1
1,048	Burke & Herbert Financial Services Corp.	62,597	0.0
2,303	Business First Bancshares, Inc.	56,769	0.0
2,531	Byline Bancorp, Inc.	67,654	0.0
12,437	Cadence Bank	397,735	0.2
2,000 (1)	California BanCorp	31,520	0.0
1,373	Camden National Corp.	55,716	0.0
4,022	Cannae Holdings, Inc.	83,859	0.1
4,183 (1)	Cantaloupe, Inc.	45,971	0.0
1,037	Capital Bancorp, Inc.	34,822	0.0
1,363	Capital City Bank Group, Inc.	53,634	0.0
9,328	Capitol Federal Financial, Inc.	56,901	0.0

See Accompanying Notes to Financial Statements

78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,023 (1)	Carter Bankshares, Inc.	$35,079	0.0
1,086	Cass Information Systems, Inc.	47,187	0.0
4,659	Cathay General Bancorp	212,124	0.1
2,046	Central Pacific Financial Corp.	57,349	0.0
5,978	Chimera Investment Corp.	82,915	0.1
1,099	ChoiceOne Financial Services, Inc.	31,541	0.0
1,563	Citizens & Northern Corp.	29,603	0.0
413	Citizens Financial Services, Inc.	24,251	0.0
3,729 (1)	Citizens, Inc.	13,014	0.0
1,044	City Holding Co.	127,806	0.1
1,474	Civista Bancshares, Inc.	34,197	0.0
6,933	Claros Mortgage Trust, Inc.	19,759	0.0
1,849	CNB Financial Corp.	42,268	0.0
6,947	CNO Financial Group, Inc.	268,015	0.2
929 (1)	Coastal Financial Corp.	89,992	0.1
1,932	Cohen & Steers, Inc.	145,576	0.1
2,483 (1)	Columbia Financial, Inc.	36,028	0.0
3,707	Community Bank System, Inc.	210,817	0.1
1,338	Community Trust Bancorp, Inc.	70,807	0.0
1,604	Community West Bancshares	31,294	0.0
4,865	Compass Diversified Holdings	30,552	0.0
3,496	ConnectOne Bancorp, Inc.	80,967	0.1
2,065 (1)	Customers Bancorp, Inc.	121,298	0.1
9,198	CVB Financial Corp.	182,028	0.1
648 (1)	Dave, Inc.	173,930	0.1
206	Diamond Hill Investment Group, Inc.	29,934	0.0
11,944	DigitalBridge Group, Inc.	123,620	0.1
2,879	Dime Community Bancshares, Inc.	77,560	0.1
1,944 (1)	Donnelley Financial Solutions, Inc.	119,848	0.1
6,979 (2)	Dynex Capital, Inc.	85,283	0.1
2,175	Eagle Bancorp, Inc.	42,369	0.0
13,403	Eastern Bankshares, Inc.	204,664	0.1
6,848 (2)	Ellington Financial, Inc.	88,956	0.1
1,800	Employers Holdings, Inc.	84,924	0.1
2,216	Enact Holdings, Inc.	82,324	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,699 (1)	Encore Capital Group, Inc.	$65,768	0.0
1,747 (1)	Enova International, Inc.	194,825	0.1
868 (1)	Enstar Group Ltd.	291,960	0.2
998	Enterprise Bancorp, Inc.	39,561	0.0
2,613	Enterprise Financial Services Corp.	143,976	0.1
1,340	Equity Bancshares, Inc. - Class A	54,672	0.0
548	Esquire Financial Holdings, Inc.	51,874	0.0
7,179	Essent Group Ltd.	435,981	0.2
4,497	EVERTEC, Inc.	162,117	0.1
1,496	F&G Annuities & Life, Inc.	47,842	0.0
1,257	Farmers & Merchants Bancorp, Inc./Archbold OH	31,777	0.0
3,314	Farmers National Banc Corp.	45,700	0.0
2,572	FB Financial Corp.	116,512	0.1
646	Federal Agricultural Mortgage Corp. - Class C	125,505	0.1
4,139	Fidelis Insurance Holdings Ltd.	68,625	0.0
521	Fidelity D&D Bancorp, Inc.	23,966	0.0
1,520	Financial Institutions, Inc.	39,034	0.0
1,270	First Bancorp, Inc.	32,271	0.0
11,093	First BanCorp/Puerto Rico	231,067	0.1
2,895	First Bancorp/Southern Pines NC	127,641	0.1
2,403	First Bank/Hamilton NJ	37,174	0.0
5,934	First Busey Corp.	135,800	0.1
713	First Business Financial Services, Inc.	36,121	0.0
7,128	First Commonwealth Financial Corp.	115,687	0.1
1,441	First Community Bankshares, Inc.	56,444	0.0
6,692	First Financial Bancorp	162,348	0.1
9,403	First Financial Bankshares, Inc.	338,320	0.2
963	First Financial Corp.	52,185	0.0
4,869	First Foundation, Inc.	24,832	0.0
5,936	First Interstate BancSystem, Inc. - Class A	171,076	0.1
4,115	First Merchants Corp.	157,605	0.1
1,940	First Mid Bancshares, Inc.	72,731	0.0
2,762	FirstCash Holdings, Inc.	373,257	0.2
963 (1)	Firstsun Capital Bancorp	33,464	0.0

See Accompanying Notes to Financial Statements

79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,556	Five Star Bancorp	$44,408	0.0
2,442	Flushing Financial Corp.	29,011	0.0
8,431 (1)	Flywire Corp.	98,643	0.1
744 (1)	Forge Global Holdings, Inc.	14,166	0.0
6,532	Franklin BSP Realty Trust, Inc.	69,827	0.0
12,374	Fulton Financial Corp.	223,227	0.1
652 (1)	GBank Financial Holdings, Inc.	23,087	0.0
3,504	GCM Grosvenor, Inc. - Class A	40,506	0.0
28,849 (1)	Genworth Financial, Inc. - Class A	224,445	0.1
2,715	German American Bancorp, Inc.	104,555	0.1
7,930	Glacier Bancorp, Inc.	341,624	0.2
1,673	Goosehead Insurance, Inc. - Class A	176,518	0.1
807	Great Southern Bancorp, Inc.	47,435	0.0
3,802 (1)	Green Dot Corp. - Class A	40,986	0.0
675	Greene County Bancorp, Inc.	14,999	0.0
2,337 (1)	Greenlight Capital Re Ltd. - Class A	33,583	0.0
766	Guaranty Bancshares, Inc.	32,509	0.0
3,150 (1)	Hamilton Insurance Group Ltd. - Class B	68,103	0.0
5,846	Hancock Whitney Corp.	335,560	0.2
2,311	Hanmi Financial Corp.	57,035	0.0
8,527	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	229,035	0.1
3,077	HarborOne Bancorp, Inc.	35,939	0.0
562	Hawthorn Bancshares, Inc.	16,377	0.0
1,428	HBT Financial, Inc.	36,000	0.0
598	HCI Group, Inc.	91,016	0.1
4,904	Heritage Commerce Corp.	48,697	0.0
2,587	Heritage Financial Corp.	61,674	0.0
1,656 (1)	Heritage Insurance Holdings, Inc.	41,301	0.0
3,286	Hilltop Holdings, Inc.	99,730	0.1
118	Hingham Institution For Savings The	29,305	0.0
1,410 (1)	Hippo Holdings, Inc.	39,381	0.0
606	Home Bancorp, Inc.	31,379	0.0
13,029	Home BancShares, Inc.	370,805	0.2
1,429 (1)	HomeStreet, Inc.	18,677	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,401	HomeTrust Bancshares, Inc.	$52,411	0.0
8,427	Hope Bancorp, Inc.	90,422	0.1
2,896	Horace Mann Educators Corp.	124,441	0.1
3,553	Horizon Bancorp, Inc.	54,645	0.0
2,944	Independent Bank Corp.	185,133	0.1
1,662	Independent Bank Corp. Michigan	53,865	0.0
3,799	International Bancshares Corp.	252,861	0.1
2,267 (1)	International Money Express, Inc.	22,874	0.0
4,706 (2)	Invesco Mortgage Capital, Inc.	36,895	0.0
108	Investors Title Co.	22,820	0.0
5,028	Jackson Financial, Inc. - Class A	446,436	0.3
2,658	James River Group Holdings Ltd.	15,576	0.0
1,289	John Marshall Bancorp, Inc.	23,885	0.0
4,563	Kearny Financial Corp.	29,477	0.0
824 (1)	Kingstone Cos., Inc.	12,698	0.0
1,586 (1)	Kingsway Financial Services, Inc.	21,474	0.0
4,679	KKR Real Estate Finance Trust, Inc.	41,035	0.0
8,712	Ladder Capital Corp.	93,654	0.1
1,792	Lakeland Financial Corp.	110,118	0.1
3,896 (1)	Lemonade, Inc.	170,684	0.1
7,771 (1)	LendingClub Corp.	93,485	0.1
762 (1)	LendingTree, Inc.	28,247	0.0
2,487	Live Oak Bancshares, Inc.	74,113	0.0
2,214	Marex Group PLC	87,387	0.1
28,246 (1)	Marqeta, Inc. - Class A	164,674	0.1
3,622 (1)	MBIA, Inc.	15,719	0.0
1,252	Mercantile Bank Corp.	58,105	0.0
1,856	Merchants Bancorp	61,378	0.0
1,875	Mercury General Corp.	126,262	0.1
1,829	Metrocity Bankshares, Inc.	52,273	0.0
791 (1)	Metropolitan Bank Holding Corp.	55,370	0.0
7,433	MFA Financial, Inc.	70,316	0.0
1,580	Mid Penn Bancorp, Inc.	44,556	0.0
735	Middlefield Banc Corp.	22,131	0.0
1,694	Midland States Bancorp, Inc.	29,340	0.0
1,605	MidWestOne Financial Group, Inc.	46,176	0.0
5,110	Moelis & Co. - Class A	318,455	0.2
1,119	MVB Financial Corp.	25,211	0.0
2,663	National Bank Holdings Corp. - Class A	100,155	0.1
5,389	Navient Corp.	75,985	0.1

See Accompanying Notes to Financial Statements

80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,069 (1)	NB Bancorp, Inc.	$54,812	0.0
3,559	NBT Bancorp, Inc.	147,876	0.1
1,039	Nelnet, Inc. - Class A	125,844	0.1
2,879 (1)	NerdWallet, Inc. - Class A	31,583	0.0
21,233	New York Community Bancorp, Inc.	225,070	0.1
7,259	New York Mortgage Trust, Inc.	48,635	0.0
1,793	NewtekOne, Inc.	20,225	0.0
987	Nicolet Bankshares, Inc.	121,875	0.1
5,422 (1)	NMI Holdings, Inc. - Class A	228,754	0.1
555	Northeast Bank	49,389	0.0
1,164	Northeast Community Bancorp, Inc.	27,057	0.0
3,089	Northfield Bancorp, Inc.	35,462	0.0
427	Northrim BanCorp, Inc.	39,822	0.0
8,983	Northwest Bancshares, Inc.	114,803	0.1
843	Norwood Financial Corp.	21,733	0.0
4,255	OceanFirst Financial Corp.	74,931	0.0
509 (1)	Ocwen Financial Corp.	19,429	0.0
3,132	OFG Bancorp	134,050	0.1
21,921	Old National Bancorp	467,794	0.3
3,515	Old Second Bancorp, Inc.	62,356	0.0
7,387 (1)	Open Lending Corp.	14,331	0.0
2,513 (1)	Oportun Financial Corp.	17,993	0.0
1,720 (2)	OppFi, Inc.	24,063	0.0
849	Orange County Bancorp, Inc.	21,938	0.0
7,125 (2)	Orchid Island Capital, Inc.	49,946	0.0
2,184	Origin Bancorp, Inc.	78,056	0.1
1,492	Orrstown Financial Services, Inc.	47,490	0.0
12,938 (1)	Oscar Health, Inc. - Class A	277,391	0.2
3,814	P10, Inc. - Class A	38,979	0.0
6,524	Pacific Premier Bancorp, Inc.	137,591	0.1
12,791	Pagseguro Digital Ltd. - Class A	123,305	0.1
1,839 (1)	Palomar Holdings, Inc.	283,666	0.2
1,049	Park National Corp.	175,456	0.1
1,687	Pathward Financial, Inc.	133,475	0.1
4,188	Patria Investments Ltd. - Class A	58,883	0.0
3,267 (1)	Patriot National Bancorp, Inc.	4,966	0.0
19,306 (1)	Payoneer Global, Inc.	132,246	0.1
2,352 (1)	Paysafe Ltd.	29,682	0.0
2,538 (1)	Paysign, Inc.	18,274	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,392	Peapack-Gladstone Financial Corp.	$39,324	0.0
2,045	PennyMac Financial Services, Inc.	203,764	0.1
6,609	PennyMac Mortgage Investment Trust	84,992	0.1
2,637	Peoples Bancorp, Inc.	80,534	0.1
890	Peoples Financial Services Corp.	43,939	0.0
4,187	Perella Weinberg Partners	81,312	0.1
1,199	Piper Sandler Cos.	333,250	0.2
1,602	PJT Partners, Inc. - Class A	264,346	0.2
584	Plumas Bancorp	25,965	0.0
1,975 (1)	Ponce Financial Group, Inc.	27,334	0.0
2,838 (1)	PRA Group, Inc.	41,861	0.0
914	Preferred Bank/Los Angeles CA	79,102	0.1
1,806 (1)	Priority Technology Holdings, Inc.	14,051	0.0
3,562 (1)	ProAssurance Corp.	81,320	0.1
2,859	PROG Holdings, Inc.	83,912	0.1
9,010	Provident Financial Services, Inc.	157,945	0.1
1,215	QCR Holdings, Inc.	82,498	0.1
10,146	Radian Group, Inc.	365,459	0.2
12,182 (2)	Ready Capital Corp.	53,235	0.0
528	Red River Bancshares, Inc.	30,994	0.0
10,229	Redwood Trust, Inc.	60,453	0.0
712	Regional Management Corp.	20,798	0.0
10,812 (1)	Remitly Global, Inc.	202,941	0.1
6,475	Renasant Corp.	232,647	0.1
6,805 (1)	Repay Holdings Corp.	32,800	0.0
736	Republic Bancorp, Inc. - Class A	53,809	0.0
747 (1)	Root, Inc. - Class A	95,594	0.1
2,806	S&T Bancorp, Inc.	106,123	0.1
1,078	Safety Insurance Group, Inc.	85,582	0.1
5,897	Seacoast Banking Corp. of Florida	162,875	0.1
4,209	Selective Insurance Group, Inc.	364,710	0.2
9,782 (1)	Selectquote, Inc.	23,281	0.0
3,599	ServisFirst Bancshares, Inc.	278,958	0.2
1,035 (1)(2)	Sezzle, Inc.	185,524	0.1
2,624	Shore Bancshares, Inc.	41,249	0.0
1,254	Sierra Bancorp	37,231	0.0
8,734	Simmons First National Corp. - Class A	165,597	0.1
7,227 (1)	SiriusPoint Ltd.	147,359	0.1
2,585 (1)	Skyward Specialty Insurance Group, Inc.	149,387	0.1
1,415	SmartFinancial, Inc.	47,799	0.0

See Accompanying Notes to Financial Statements

81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,222	South Plains Financial, Inc.	$44,041	0.0
797 (1)	Southern First Bancshares, Inc.	30,310	0.0
848	Southern Missouri Bancorp, Inc.	46,453	0.0
754	Southern States Bancshares, Inc.	27,423	0.0
2,294	Southside Bancshares, Inc.	67,512	0.0
3,675	Stellar Bancorp, Inc.	102,827	0.1
4,584	StepStone Group, Inc. - Class A	254,412	0.1
1,928	Stewart Information Services Corp.	125,513	0.1
1,878	Stock Yards Bancorp, Inc.	148,324	0.1
17,326 (1)	StoneCo Ltd. - Class A	277,909	0.2
3,154 (1)	StoneX Group, Inc.	287,456	0.2
3,154 (1)	Texas Capital Bancshares, Inc.	250,428	0.1
1,047 (1)	Third Coast Bancshares, Inc.	34,205	0.0
913	Timberland Bancorp, Inc.	28,486	0.0
1,948	Tiptree, Inc.	45,934	0.0
1,043	Tompkins Financial Corp.	65,427	0.0
5,026	Towne Bank/ Portsmouth VA	171,789	0.1
5,708	TPG RE Finance Trust, Inc.	44,066	0.0
2,382	TriCo Bancshares	96,447	0.1
7,878 (1)	Triller Group, Inc.	7,330	0.0
1,554 (1)	Triumph Financial, Inc.	85,641	0.1
2,594 (1)	Trupanion, Inc.	143,578	0.1
1,569	TrustCo Bank Corp. NY	52,436	0.0
4,256	Trustmark Corp.	155,174	0.1
7,379	Two Harbors Investment Corp.	79,472	0.1
4,993	UMB Financial Corp.	525,064	0.3
9,732	United Bankshares, Inc.	354,537	0.2
8,290	United Community Banks, Inc.	246,959	0.1
1,591	United Fire Group, Inc.	45,662	0.0
664	Unity Bancorp, Inc.	31,261	0.0
1,826	Universal Insurance Holdings, Inc.	50,635	0.0
2,340	Univest Financial Corp.	70,294	0.0
5,871 (1)(2)	Upstart Holdings, Inc.	379,736	0.2
32,937	Valley National Bancorp	294,127	0.2
3,737	Veritex Holdings, Inc.	97,536	0.1
3,071	Victory Capital Holdings, Inc. - Class A	195,531	0.1
475	Virtus Investment Partners, Inc.	86,165	0.1
2,281	Walker & Dunlop, Inc.	160,765	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,623	Washington Federal, Inc.	$164,641	0.1
1,385	Washington Trust Bancorp, Inc.	39,168	0.0
1,489	Waterstone Financial, Inc.	20,563	0.0
6,606	WesBanco, Inc.	208,948	0.1
1,642	West BanCorp, Inc.	32,232	0.0
1,865	Westamerica BanCorp	90,341	0.1
9,465	WisdomTree, Inc.	108,942	0.1
263 (1)	World Acceptance Corp.	43,427	0.0
4,041	WSFS Financial Corp.	222,255	0.1
		34,479,751	18.7

	Health Care: 15.5%
7,272 (1)	10X Genomics, Inc. - Class A	84,210	0.1
3,371 (1)	4D Molecular Therapeutics, Inc.	12,506	0.0
8,749 (1)	89bio, Inc.	85,915	0.1
440 (1)	Aardvark Therapeutics, Inc.	5,949	0.0
3,029 (1)	Abeona Therapeutics, Inc.	17,205	0.0
7,459 (1)(2)	Absci Corp.	19,170	0.0
8,674 (1)	ACADIA Pharmaceuticals, Inc.	187,098	0.1
7,814 (1)	Accuray, Inc.	10,705	0.0
6,775 (1)	Aclaris Therapeutics, Inc.	9,620	0.0
7,044 (1)	AdaptHealth Corp.	66,425	0.0
10,507 (1)	Adaptive Biotechnologies Corp.	122,407	0.1
5,634 (1)	ADC Therapeutics SA	15,099	0.0
1,263 (1)	Addus HomeCare Corp.	145,485	0.1
16,221 (1)	ADMA Biologics, Inc.	295,384	0.2
21,480 (1)	agilon health, Inc.	49,404	0.0
3,923 (1)	Agios Pharmaceuticals, Inc.	130,479	0.1
17,645 (1)	Akebia Therapeutics, Inc.	64,228	0.0
4,985 (1)	Akero Therapeutics, Inc.	266,000	0.2
3,844 (1)	Aldeyra Therapeutics, Inc.	14,723	0.0
6,123 (1)	Alector, Inc.	8,572	0.0
8,956 (1)	Alignment Healthcare, Inc.	125,384	0.1
11,299 (1)	Alkermes PLC	323,264	0.2
10,696 (1)	Allogene Therapeutics, Inc.	12,086	0.0
8,189 (1)	Alphatec Holdings, Inc.	90,898	0.1
5,318 (1)(2)	Altimmune, Inc.	20,581	0.0
3,818 (1)	Alumis, Inc.	11,454	0.0
20,253 (1)	Amicus Therapeutics, Inc.	116,050	0.1
2,676 (1)	AMN Healthcare Services, Inc.	55,313	0.0

See Accompanying Notes to Financial Statements

82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,205 (1)	Amneal Pharmaceuticals, Inc.	$90,648	0.1
2,676 (1)	Amphastar Pharmaceuticals, Inc.	61,441	0.0
4,956 (1)	Amylyx Pharmaceuticals, Inc.	31,768	0.0
1,444 (1)(2)	AnaptysBio, Inc.	32,057	0.0
5,886 (1)(2)	Anavex Life Sciences Corp.	54,269	0.0
2,838 (1)	AngioDynamics, Inc.	28,153	0.0
1,290 (1)	ANI Pharmaceuticals, Inc.	84,172	0.1
1,009 (1)	Anika Therapeutics, Inc.	10,675	0.0
7,165 (1)	Annexon, Inc.	17,196	0.0
1,653 (1)	Anteris Technologies Global Corp.	6,265	0.0
2,332 (1)	Apogee Therapeutics, Inc.	101,279	0.1
3,005 (1)	Apollo Medical Holdings, Inc.	74,764	0.1
6,218 (1)	Aquestive Therapeutics, Inc.	20,582	0.0
11,093 (1)	Arbutus Biopharma Corp.	34,277	0.0
2,632 (1)	Arcellx, Inc.	173,317	0.1
1,749 (1)	Arcturus Therapeutics Holdings, Inc.	22,754	0.0
4,751 (1)	Arcus Biosciences, Inc.	38,673	0.0
7,469 (1)	Arcutis Biotherapeutics, Inc.	104,715	0.1
16,642 (1)	Ardelyx, Inc.	65,237	0.0
1,844 (1)	Ardent Health Partners, Inc.	25,189	0.0
1,884 (1)	ArriVent Biopharma, Inc.	41,015	0.0
8,349 (1)	Arrowhead Pharmaceuticals, Inc.	131,914	0.1
3,817 (1)(2)	ARS Pharmaceuticals, Inc.	66,607	0.0
2,825 (1)	Artivion, Inc.	87,857	0.1
4,444 (1)	Arvinas, Inc.	32,708	0.0
3,593 (1)	Astria Therapeutics, Inc.	19,258	0.0
6,044 (1)	Atea Pharmaceuticals, Inc.	21,758	0.0
3,416 (1)	AtriCure, Inc.	111,942	0.1
6,256 (1)	aTyr Pharma, Inc.	31,718	0.0
3,559 (1)	Aura Biosciences, Inc.	22,279	0.0
9,268 (1)	Aurinia Pharmaceuticals, Inc.	78,500	0.1
6,530 (1)	Avadel Pharmaceuticals PLC	57,790	0.0
3,364 (1)	Avanos Medical, Inc.	41,175	0.0
3,729 (1)	Aveanna Healthcare Holdings, Inc.	19,503	0.0
8,004 (1)	Avidity Biosciences, Inc.	227,314	0.1
1,944 (1)(2)	Avita Medical, Inc.	10,284	0.0
3,168 (1)	Axogen, Inc.	34,373	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,829 (1)	Axsome Therapeutics, Inc.	$295,319	0.2
2,826 (1)	Azenta, Inc.	86,984	0.1
6,600 (1)	Beam Therapeutics, Inc.	112,266	0.1
1,121 (1)(2)	Benitec Biopharma, Inc.	13,116	0.0
968 (1)(2)	Beta Bionics, Inc.	14,094	0.0
2,369 (1)	Bicara Therapeutics, Inc.	22,008	0.0
14,573 (1)	BioCryst Pharmaceuticals, Inc.	130,574	0.1
6,246 (1)	Biohaven Ltd.	88,131	0.1
2,638 (1)	BioLife Solutions, Inc.	56,823	0.0
2,230 (1)	Biote Corp. - Class A	8,965	0.0
3,490 (1)	Bioventus, Inc. - Class A	23,104	0.0
4,464 (1)	Blueprint Medicines Corp.	572,196	0.3
10,949 (1)	Bridgebio Pharma, Inc.	472,778	0.3
354 (1)	Bright Minds Biosciences, Inc.	9,243	0.0
5,894 (1)	BrightSpring Health Services, Inc.	139,039	0.1
15,994 (1)	Brookdale Senior Living, Inc.	111,318	0.1
13,762 (1)	Butterfly Network, Inc.	27,524	0.0
2,786 (1)	Candel Therapeutics, Inc.	14,097	0.0
2,715 (1)(2)	Capricor Therapeutics, Inc.	26,960	0.0
4,612 (1)(2)	Cardiff Oncology, Inc.	14,528	0.0
3,796 (1)	CareDx, Inc.	74,174	0.1
2,494 (1)	Cargo Therapeutics, Inc.	10,275	0.0
710 (1)(2)	Cartesian Therapeutics, Inc.	7,377	0.0
1,995 (1)	Castle Biosciences, Inc.	40,738	0.0
8,036 (1)	Catalyst Pharmaceuticals, Inc.	174,381	0.1
2,365 (1)	Celcuity, Inc.	31,573	0.0
4,548 (1)	Celldex Therapeutics, Inc.	92,552	0.1
1,826 (1)	Ceribell, Inc.	34,201	0.0
14,298 (1)	Cerus Corp.	20,160	0.0
3,869 (1)	CG oncology, Inc.	100,594	0.1
3,705 (1)	ChromaDex Corp.	53,389	0.0
1,183 (1)	Cidara Therapeutics, Inc.	57,624	0.0
553 (1)	Claritev Corp.	24,957	0.0
1,904 (1)	ClearPoint Neuro, Inc.	22,734	0.0
28,322 (1)	Clover Health Investments Corp.	79,018	0.1
5,839 (1)	Codexis, Inc.	14,247	0.0
7,444 (1)	Cogent Biosciences, Inc.	53,448	0.0
2,277 (1)	Collegium Pharmaceutical, Inc.	67,331	0.0

See Accompanying Notes to Financial Statements

83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,059 (1)	Community Health Systems, Inc.	$30,801	0.0
7,190 (1)	Compass Therapeutics, Inc.	18,694	0.0
772 (1)	Computer Programs and Systems, Inc.	18,080	0.0
8,143	Concentra Group Holdings Parent, Inc.	167,502	0.1
2,178	CONMED Corp.	113,430	0.1
4,523 (1)	CorMedix, Inc.	55,723	0.0
2,043 (1)	CorVel Corp.	209,980	0.1
3,748 (1)	Corvus Pharmaceuticals, Inc.	14,992	0.0
6,340 (1)	Crinetics Pharmaceuticals, Inc.	182,338	0.1
5,748 (1)	CRISPR Therapeutics AG	279,583	0.2
2,204 (1)	Cross Country Healthcare, Inc.	28,762	0.0
3,486 (1)	CryoPort, Inc.	26,006	0.0
3,898 (1)	Cullinan Oncology, Inc.	29,352	0.0
1,260 (1)	CVRx, Inc.	7,409	0.0
8,795 (1)	Cytek Biosciences, Inc.	29,903	0.0
8,138 (1)	Cytokinetics, Inc.	268,880	0.2
4,958 (1)	Day One Biopharmaceuticals, Inc.	32,227	0.0
3,746 (1)	Definitive Healthcare Corp.	14,609	0.0
2,173 (1)	Delcath Systems, Inc.	29,553	0.0
9,165 (1)	Denali Therapeutics, Inc.	128,218	0.1
2,562 (1)	Design Therapeutics, Inc.	8,634	0.0
1,584 (1)(2)	Dianthus Therapeutics, Inc.	29,510	0.0
1,713 (1)	Disc Medicine, Inc.	90,720	0.1
7,393 (1)	DocGo, Inc.	11,607	0.0
8,161 (1)	Dynavax Technologies Corp.	80,957	0.1
6,534 (1)	Dyne Therapeutics, Inc.	62,204	0.0
5,098 (1)	Edgewise Therapeutics, Inc.	66,835	0.0
6,098 (1)	Editas Medicine, Inc.	13,416	0.0
4,566 (1)	Eledon Pharmaceuticals, Inc.	12,374	0.0
4,223	Embecta Corp.	40,921	0.0
3,755 (1)(2)	Emergent BioSolutions, Inc.	23,957	0.0
1,526 (1)	Enanta Pharmaceuticals, Inc.	11,537	0.0
3,938 (1)	Enhabit, Inc.	37,962	0.0
2,434 (1)	Enliven Therapeutics, Inc.	48,826	0.0
3,935 (1)	Enovis Corp.	123,402	0.1
3,925	Ensign Group, Inc.	605,470	0.3
2,116 (1)	Entrada Therapeutics, Inc.	14,220	0.0
13,889 (1)	Erasca, Inc.	17,639	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
14,185 (1)	Esperion Therapeutics, Inc.	$13,964	0.0
1,881 (1)	Eton Pharmaceuticals, Inc.	26,804	0.0
8,218 (1)	Evolent Health, Inc. - Class A	92,535	0.1
3,974 (1)	Evolus, Inc.	36,601	0.0
4,535 (1)	EyePoint Pharmaceuticals, Inc.	42,674	0.0
8,110 (1)	Fate Therapeutics, Inc.	9,083	0.0
1,830 (1)	Fennec Pharmaceuticals, Inc.	15,189	0.0
2,510 (1)	Foghorn Therapeutics, Inc.	11,797	0.0
6,380 (1)	Fortrea Holdings, Inc.	31,517	0.0
4,052 (1)	Fulcrum Therapeutics, Inc.	27,878	0.0
1,478 (1)	Fulgent Genetics, Inc.	29,383	0.0
1,317 (1)	GeneDx Holdings Corp.	121,572	0.1
42,187 (1)	Geron Corp.	59,484	0.0
3,908 (1)	Glaukos Corp.	403,657	0.2
13,728 (1)	Gossamer Bio, Inc.	16,885	0.0
2,140 (1)	GRAIL, Inc.	110,039	0.1
8,376 (1)	Guardant Health, Inc.	435,887	0.3
3,529 (1)	Haemonetics Corp.	263,299	0.2
3,028 (1)	Harmony Biosciences Holdings, Inc.	95,685	0.1
2,208 (1)	Harrow, Inc.	67,432	0.1
4,967 (1)	Health Catalyst, Inc.	18,726	0.0
5,974 (1)	HealthEquity, Inc.	625,836	0.4
1,800	HealthStream, Inc.	49,806	0.0
10,907 (1)	Heron Therapeutics, Inc.	22,577	0.0
13,395 (1)	Hims & Hers Health, Inc.	667,741	0.4
8,701 (1)(2)	Humacyte, Inc.	18,185	0.0
1,693 (1)	ICU Medical, Inc.	223,730	0.1
5,986 (1)	Ideaya Biosciences, Inc.	125,826	0.1
16,014 (1)(2)	ImmunityBio, Inc.	42,277	0.0
5,084 (1)	Immunome, Inc.	47,281	0.0
4,716 (1)	Immunovant, Inc.	75,456	0.1
8,542 (1)	Indivior PLC	125,909	0.1
4,769 (1)	Inhibikase Therapeutics, Inc.	9,300	0.0
905 (1)	Inhibrx Biosciences, Inc.	12,914	0.0
1,206 (1)(2)	Inmune Bio, Inc.	2,786	0.0
4,286 (1)	Innoviva, Inc.	86,106	0.1
1,916 (1)	Inogen, Inc.	13,469	0.0
2,376 (1)	Integer Holdings Corp.	292,177	0.2
4,750 (1)	Integra LifeSciences Holdings Corp.	58,282	0.0
7,130 (1)	Intellia Therapeutics, Inc.	66,879	0.0
18,476 (1)(2)	Iovance Biotherapeutics, Inc.	31,779	0.0
628	iRadimed Corp.	37,548	0.0

See Accompanying Notes to Financial Statements

84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,236 (1)	iRhythm Technologies, Inc.	$344,255	0.2
11,703 (1)	Ironwood Pharmaceuticals, Inc.	8,393	0.0
1,988 (1)	iTeos Therapeutics, Inc.	19,820	0.0
2,307	Jade Biosciences, Inc.	23,047	0.0
2,712 (1)	Janux Therapeutics, Inc.	62,647	0.0
1,241 (1)	Joint Corp.	14,321	0.0
2,853 (1)	KalVista Pharmaceuticals, Inc.	32,253	0.0
2,349 (1)	Keros Therapeutics, Inc.	31,359	0.0
979 (1)(2)	Kestra Medical Technologies Ltd.	16,232	0.0
2,345 (1)	Kodiak Sciences, Inc.	8,747	0.0
3,543 (1)	KORU Medical Systems, Inc.	12,684	0.0
1,718 (1)	Krystal Biotech, Inc.	236,156	0.1
5,436 (1)	Kura Oncology, Inc.	31,366	0.0
3,263 (1)	Kymera Therapeutics, Inc.	142,397	0.1
4,780 (1)	Lantheus Holdings, Inc.	391,291	0.2
3,082 (1)	Larimar Therapeutics, Inc.	8,907	0.0
1,468	LeMaitre Vascular, Inc.	121,917	0.1
788 (1)	LENSAR, Inc.	10,378	0.0
1,258 (1)(2)	LENZ Therapeutics, Inc.	36,872	0.0
1,683 (1)	Lexeo Therapeutics, Inc.	6,766	0.0
1,981 (1)	Lifecore Biomedical, Inc.	16,086	0.0
2,670 (1)	LifeMD, Inc.	36,365	0.0
9,899 (1)	LifeStance Health Group, Inc.	51,178	0.0
1,330 (1)	Ligand Pharmaceuticals, Inc.	151,194	0.1
4,441 (1)(2)	Liquidia Corp.	55,335	0.0
3,806 (1)	LivaNova PLC	171,346	0.1
1,198 (1)	Madrigal Pharmaceuticals, Inc.	362,563	0.2
20,983 (1)	MannKind Corp.	78,476	0.1
8,802 (1)	Maravai LifeSciences Holdings, Inc. - Class A	21,213	0.0
8,378 (1)	MaxCyte, Inc.	18,264	0.0
683 (1)(2)	Maze Therapeutics, Inc.	8,380	0.0
1,224 (1)	MBX Biosciences, Inc.	13,966	0.0
711 (1)	MediWound Ltd.	13,772	0.0
3,450 (1)	MeiraGTx Holdings PLC	22,494	0.0
4,057 (1)	Merit Medical Systems, Inc.	379,248	0.2
371	Mesa Laboratories, Inc.	34,956	0.0
1,248 (1)(2)	Metsera, Inc.	35,506	0.0
8,507 (1)	MiMedx Group, Inc.	51,978	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,342 (1)(2)	Mind Medicine MindMed, Inc.	$34,670	0.0
2,740 (1)	Mineralys Therapeutics, Inc.	37,072	0.0
3,029 (1)	Mirum Pharmaceuticals, Inc.	154,146	0.1
304 (1)	Monopar Therapeutics, Inc.	10,877	0.0
3,283 (1)	Monte Rosa Therapeutics, Inc.	14,806	0.0
6,340 (1)	Myriad Genetics, Inc.	33,665	0.0
4,489 (1)(2)	Nano-X Imaging Ltd.	23,208	0.0
895	National HealthCare Corp.	95,774	0.1
1,144	National Research Corp.	19,219	0.0
15,430 (1)	Neogen Corp.	73,755	0.1
9,001 (1)	NeoGenomics, Inc.	65,797	0.0
747 (1)(2)	Neurogene, Inc.	11,168	0.0
2,687 (1)	Neuronetics, Inc.	9,378	0.0
1,772 (1)	NeuroPace, Inc.	19,740	0.0
10,703 (1)(2)	Novavax, Inc.	67,429	0.0
7,349 (1)	Novocure Ltd.	130,812	0.1
5,259 (1)	Nurix Therapeutics, Inc.	59,900	0.0
241 (1)	Nutex Health, Inc.	30,002	0.0
2,990 (1)	Nuvalent, Inc. - Class A	228,137	0.1
17,562 (1)(2)	Nuvation Bio, Inc.	34,246	0.0
970 (1)	Nuvectis Pharma, Inc.	7,246	0.0
10,310 (1)	Ocular Therapeutix, Inc.	95,677	0.1
4,181 (1)	Olema Pharmaceuticals, Inc.	17,811	0.0
4,129 (1)(2)	Omeros Corp.	12,387	0.0
7,791 (1)(3)	OmniAb, Inc.	13,556	0.0
3,282 (1)	Omnicell, Inc.	96,491	0.1
4,298 (1)	Oncology Institute, Inc.	8,811	0.0
26,496 (1)	OPKO Health, Inc.	34,975	0.0
1,301 (1)	OptimizeRx Corp.	17,563	0.0
11,839 (1)	Option Care Health, Inc.	384,531	0.2
5,815 (1)	OraSure Technologies, Inc.	17,445	0.0
4,974 (1)	Organogenesis Holdings, Inc.	18,205	0.0
3,310 (1)	ORIC Pharmaceuticals, Inc.	33,597	0.0
2,788 (1)	Orthofix Medical, Inc.	31,086	0.0
1,267 (1)	OrthoPediatrics Corp.	27,215	0.0
1,975	Oruka Therapeutics, Inc.	22,140	0.0
1,257 (1)	Outset Medical, Inc.	24,147	0.0
5,373 (1)	Owens & Minor, Inc.	48,894	0.0
19,615 (1)	Pacific Biosciences of California, Inc.	24,323	0.0
3,245 (1)	Pacira BioSciences, Inc.	77,555	0.1
3,125 (1)	PACS Group, Inc.	40,375	0.0
537 (1)(2)	Palvella Therapeutics, Inc.	12,104	0.0

See Accompanying Notes to Financial Statements

85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,101 (1)	Pediatrix Medical Group, Inc.	$87,549	0.1
2,412 (1)	Pennant Group, Inc.	71,998	0.1
5,852 (1)	Performant Financial Corp.	23,408	0.0
3,589 (1)	Personalis, Inc.	23,544	0.0
4,181 (1)	Perspective Therapeutics, Inc.	14,383	0.0
3,101 (1)	Phathom Pharmaceuticals, Inc.	29,739	0.0
1,433	Phibro Animal Health Corp. - Class A	36,599	0.0
3,940 (1)	Phreesia, Inc.	112,132	0.1
1,254 (1)	Praxis Precision Medicines, Inc.	52,731	0.0
10,914 (1)(2)	Precigen, Inc.	15,498	0.0
6,308	Premier, Inc. - Class A	138,334	0.1
3,443 (1)	Prestige Consumer Healthcare, Inc.	274,924	0.2
4,130 (1)(2)	Prime Medicine, Inc.	10,201	0.0
7,980 (1)	Privia Health Group, Inc.	183,540	0.1
3,681 (1)	PROCEPT BioRobotics Corp.	212,026	0.1
5,126 (1)	Progyny, Inc.	112,772	0.1
4,114 (1)	Protagonist Therapeutics, Inc.	227,381	0.1
3,117 (1)	Prothena Corp. PLC	18,920	0.0
5,428 (1)	PTC Therapeutics, Inc.	265,104	0.2
3,172 (1)	Pulmonx Corp.	8,215	0.0
1,322 (1)	Pulse Biosciences, Inc.	19,949	0.0
3,355 (1)	Puma Biotechnology, Inc.	11,508	0.0
2,562 (1)	Quanterix Corp.	17,037	0.0
9,895 (1)	Quantum-Si, Inc.	19,394	0.0
4,738 (1)	QuidelOrtho Corp.	136,549	0.1
4,638 (1)	RadNet, Inc.	263,949	0.2
1,285 (1)(2)	Rapport Therapeutics, Inc.	14,610	0.0
23,520 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	119,011	0.1
3,253 (1)	REGENXBIO, Inc.	26,707	0.0
9,131 (1)	Relay Therapeutics, Inc.	31,593	0.0
4,875 (1)	Replimune Group, Inc.	45,289	0.0
4,777 (1)	Rezolute, Inc.	21,305	0.0
3,813 (1)	Rhythm Pharmaceuticals, Inc.	240,943	0.1
1,264 (1)	Rigel Pharmaceuticals, Inc.	23,675	0.0
5,423 (1)	Rocket Pharmaceuticals, Inc.	13,286	0.0
2,616 (1)	RxSight, Inc.	34,008	0.0
3,939 (1)	Sage Therapeutics, Inc.	35,924	0.0
9,271 (1)(2)	Sana Biotechnology, Inc.	25,310	0.0
520 (1)	SANUWAVE Health, Inc.	17,087	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,272 (1)(2)	Savara, Inc.	$21,140	0.0
5,693 (1)	Scholar Rock Holding Corp.	201,646	0.1
3,913 (1)	Schrodinger, Inc./United States	78,730	0.1
2,679 (1)	scPharmaceuticals, Inc.	10,207	0.0
7,691	Select Medical Holdings Corp.	116,749	0.1
6,942 (1)	SELLAS Life Sciences Group, Inc.	15,203	0.0
586 (1)(2)	Semler Scientific, Inc.	22,702	0.0
1,531 (1)	Septerna, Inc.	16,183	0.0
2,958 (1)	SI-BONE, Inc.	55,670	0.0
3,442	SIGA Technologies, Inc.	22,442	0.0
3,297 (1)	Sight Sciences, Inc.	13,617	0.0
1,168	Simulations Plus, Inc.	20,382	0.0
910 (1)(2)	Sionna Therapeutics, Inc.	15,788	0.0
2,810 (1)	Soleno Therapeutics, Inc.	235,422	0.1
4,637 (1)	Solid Biosciences, Inc.	22,582	0.0
5,058 (1)	SpringWorks Therapeutics, Inc.	237,675	0.1
3,459 (1)	Spyre Therapeutics, Inc.	51,781	0.0
3,525 (1)	STAAR Surgical Co.	59,149	0.0
21,870 (1)	Standard BioTools, Inc.	26,244	0.0
2,867 (1)	Stoke Therapeutics, Inc.	32,540	0.0
3,757 (1)	Supernus Pharmaceuticals, Inc.	118,421	0.1
5,364 (1)	Surgery Partners, Inc.	119,242	0.1
1,090 (1)	Surmodics, Inc.	32,384	0.0
5,871 (1)	Syndax Pharmaceuticals, Inc.	54,982	0.0
1,760 (1)	Tactile Systems Technology, Inc.	17,846	0.0
8,786 (1)	Talkspace, Inc.	24,425	0.0
4,684 (1)	Tandem Diabetes Care, Inc.	87,310	0.1
5,414 (1)(2)	Tango Therapeutics, Inc.	27,720	0.0
2,723 (1)	Tarsus Pharmaceuticals, Inc.	110,309	0.1
12,331 (1)	Taysha Gene Therapies, Inc.	28,485	0.0
781 (1)(2)	Tectonic Therapeutic, Inc.	15,518	0.0
12,153 (1)	Teladoc Health, Inc.	105,853	0.1
5,143 (1)	Terns Pharmaceuticals, Inc.	19,183	0.0
10,178 (1)	TG Therapeutics, Inc.	366,306	0.2
2,820 (1)	Theravance Biopharma, Inc.	31,105	0.0
1,782 (1)	Third Harmonic Bio, Inc.	9,676	0.0
531 (1)(2)	Tonix Pharmaceuticals Holding Corp.	19,105	0.0

See Accompanying Notes to Financial Statements

86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,557 (1)	Tourmaline Bio, Inc.	$24,896	0.0
2,330 (1)	TransMedics Group, Inc.	312,243	0.2
6,161 (1)	Travere Therapeutics, Inc.	91,183	0.1
3,665 (1)	Treace Medical Concepts, Inc.	21,550	0.0
5,548 (1)	Trevi Therapeutics, Inc.	30,348	0.0
1,956 (1)	TuHURA Biosciences, Inc.	4,362	0.0
268 (1)	Tvardi Therapeutics, Inc.	6,252	0.0
4,081 (1)	Twist Bioscience Corp.	150,140	0.1
1,704 (1)(2)	Tyra Biosciences, Inc.	16,307	0.0
525 (1)	UFP Technologies, Inc.	128,184	0.1
2,481 (1)(2)	Upstream Bio, Inc.	27,241	0.0
2,705 (1)(2)	UroGen Pharma Ltd.	37,059	0.0
1,055	US Physical Therapy, Inc.	82,501	0.1
4,469 (1)	Vanda Pharmaceuticals, Inc.	21,094	0.0
2,861 (1)	Varex Imaging Corp.	24,805	0.0
8,807 (1)	Vaxcyte, Inc.	286,316	0.2
3,582 (1)	Vera Therapeutics, Inc.	84,392	0.1
5,420 (1)	Veracyte, Inc.	146,503	0.1
3,224 (1)	Verastem, Inc.	13,380	0.0
3,499 (1)	Vericel Corp.	148,882	0.1
4,886 (1)	Verve Therapeutics, Inc.	54,870	0.0
2,719 (1)	Viemed Healthcare, Inc.	18,788	0.0
6,487 (1)	Vir Biotechnology, Inc.	32,694	0.0
5,185 (1)	Viridian Therapeutics, Inc.	72,486	0.1
3,320 (1)	Voyager Therapeutics, Inc.	10,325	0.0
7,872 (1)	WaVe Life Sciences Ltd.	51,168	0.0
6,372 (1)	Waystar Holding Corp.	260,424	0.2
4,892 (1)	Xencor, Inc.	38,451	0.0
5,259 (1)(2)	Xenon Pharmaceuticals, Inc.	164,607	0.1
10,558 (1)	Xeris Biopharma Holdings, Inc.	49,306	0.0
703 (1)	XOMA Corp.	17,716	0.0
2,602 (1)	Y-mAbs Therapeutics, Inc.	11,735	0.0
1,174 (1)(2)	Zenas Biopharma, Inc.	11,376	0.0
4,085 (1)	Zevra Therapeutics, Inc.	35,989	0.0
2,278 (1)	Zimvie, Inc.	21,299	0.0
3,941 (1)	Zymeworks, Inc.	49,460	0.0
		28,589,317	15.5

	Industrials: 16.6%
8,997 (1)	3D Systems Corp.	13,855	0.0
2,463 (1)	AAR Corp.	169,430	0.1
4,271	ABM Industries, Inc.	201,634	0.1
7,106	ACCO Brands Corp.	25,439	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,378 (1)(2)	Acuren Corp.	$81,453	0.1
11,677 (1)	ACV Auctions, Inc. - Class A	189,401	0.1
1,976 (1)	AeroVironment, Inc.	563,061	0.3
2,675 (1)	AerSale Corp.	16,077	0.0
1,800 (1)(2)	AirJoule Technologies Corp.	8,334	0.0
716	Alamo Group, Inc.	156,360	0.1
2,156	Albany International Corp. - Class A	151,200	0.1
29,537	Alight, Inc. - Class A	167,179	0.1
1,096 (1)	Allegiant Travel Co.	60,225	0.0
1,195	Allient, Inc.	43,390	0.0
2,176 (2)	Alta Equipment Group, Inc.	13,752	0.0
2,409 (1)	Ameresco, Inc. - Class A	36,593	0.0
2,667 (1)	American Superconductor Corp.	97,852	0.1
1,096 (1)	American Woodmark Corp.	58,494	0.0
6,598 (1)	Amprius Technologies, Inc.	27,778	0.0
1,542	Apogee Enterprises, Inc.	62,605	0.0
1,608	ArcBest Corp.	123,832	0.1
38,262 (1)	Archer Aviation, Inc. - Class A	415,143	0.2
3,394	Arcosa, Inc.	294,294	0.2
932	Argan, Inc.	205,487	0.1
10,788 (1)	Array Technologies, Inc.	63,649	0.0
1,676	Astec Industries, Inc.	69,872	0.0
2,092 (1)	Astronics Corp.	70,040	0.0
2,031 (1)	Asure Software, Inc.	19,823	0.0
2,394	Atkore, Inc.	168,897	0.1
5,769	Atmus Filtration Technologies, Inc.	210,107	0.1
2,051	AZZ, Inc.	193,778	0.1
1,930	Barrett Business Services, Inc.	80,462	0.1
1,973 (1)	BlackSky Technology, Inc.	40,604	0.0
4,715 (1)	Blade Air Mobility, Inc.	19,001	0.0
14,369 (1)	Bloom Energy Corp. - Class A	343,706	0.2
2,266 (1)	Blue Bird Corp.	97,801	0.1
617 (1)	BlueLinx Holdings, Inc.	45,892	0.0
2,648	Boise Cascade Co.	229,899	0.1
1,083 (1)	Bowman Consulting Group Ltd.	31,136	0.0
4,244 (1)	BrightView Holdings, Inc.	70,663	0.0
3,027	Brink’s Co.	270,281	0.2
2,080	Brookfield Business Corp. - Class A	64,896	0.0
1,285 (1)	Byrna Technologies, Inc.	39,681	0.0
1,989	Cadre Holdings, Inc.	63,350	0.0

See Accompanying Notes to Financial Statements

87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,384 (1)	Casella Waste Systems, Inc. - Class A	$505,826	0.3
3,667 (1)	CBIZ, Inc.	262,961	0.1
2,122 (1)	CECO Environmental Corp.	60,074	0.0
1,266 (1)	Centuri Holdings, Inc.	28,409	0.0
3,157 (1)	Chart Industries, Inc.	519,800	0.3
1,202 (1)	Cimpress PLC	56,494	0.0
2,117	Columbus McKinnon Corp.	32,327	0.0
4,503 (1)	Complete Solaria, Inc.	8,286	0.0
1,915	Concrete Pumping Holdings, Inc.	11,777	0.0
12,113 (1)	Conduent, Inc.	31,978	0.0
3,290 (1)	Construction Partners, Inc. - Class A	349,661	0.2
7,549 (1)	CoreCivic, Inc.	159,057	0.1
3,734	Costamare, Inc.	34,017	0.0
1,255	Covenant Logistics Group, Inc.	30,258	0.0
473	CRA International, Inc.	88,626	0.1
2,007	CSG Systems International, Inc.	131,077	0.1
1,158	CSW Industrials, Inc.	332,149	0.2
4,509 (1)(2)	Custom Truck One Source, Inc.	22,274	0.0
3,152	Deluxe Corp.	50,148	0.0
987 (1)	Distribution Solutions Group, Inc.	27,113	0.0
1,758	Douglas Dynamics, Inc.	51,808	0.0
4,271 (1)	Driven Brands Holdings, Inc.	74,999	0.0
993 (1)	Ducommun, Inc.	82,052	0.1
930 (1)	DXP Enterprises, Inc.	81,515	0.1
1,964 (1)	Dycom Industries, Inc.	479,982	0.3
4,074 (1)	Energy Recovery, Inc.	52,066	0.0
3,797	Enerpac Tool Group Corp.	154,006	0.1
2,729	EnerSys	234,066	0.1
2,047	Ennis, Inc.	37,133	0.0
11,515 (1)(2)	Enovix Corp.	119,065	0.1
1,475	EnPro Industries, Inc.	282,536	0.2
5,671 (1)	Enviri Corp.	49,224	0.0
15,659 (1)	Eos Energy Enterprises, Inc.	80,174	0.1
1,821	ESCO Technologies, Inc.	349,395	0.2
4,009 (1)	Eve Holding, Inc.	27,502	0.0
3,533	Exponent, Inc.	263,950	0.2
4,192	Federal Signal Corp.	446,113	0.2
5,574 (1)	First Advantage Corp.	92,584	0.1
5,321 (1)(2)	Fluence Energy, Inc.	35,704	0.0
11,787 (1)	Fluor Corp.	604,320	0.3
1,666 (1)	Forward Air Corp.	40,884	0.0
876 (1)	Franklin Covey Co.	19,990	0.0
3,102	Franklin Electric Co., Inc.	278,373	0.2
8,885 (1)(2)	Freyr Battery, Inc.	10,929	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,078 (1)(2)	Frontier Group Holdings, Inc.	$22,063	0.0
7,483	FTAI Infrastructure, Inc.	46,170	0.0
2,516	GATX Corp.	386,357	0.2
3,203	Genco Shipping & Trading Ltd.	41,863	0.0
9,579 (1)	GEO Group, Inc.	229,417	0.1
2,125 (1)	Gibraltar Industries, Inc.	125,375	0.1
1,228	Global Industrial Co.	33,168	0.0
2,695 (1)	GMS, Inc.	293,081	0.2
8,160	Golden Ocean Group Ltd.	59,731	0.0
1,665	Gorman-Rupp Co.	61,139	0.0
765 (1)	Graham Corp.	37,875	0.0
3,025	Granite Construction, Inc.	282,868	0.2
4,911 (1)	Great Lakes Dredge & Dock Corp.	59,865	0.0
2,118	Greenbrier Cos., Inc.	97,534	0.1
2,716	Griffon Corp.	196,557	0.1
5,263 (1)	Healthcare Services Group, Inc.	79,103	0.1
3,575	Heartland Express, Inc.	30,888	0.0
1,473	Heidrick & Struggles International, Inc.	67,404	0.0
2,396	Helios Technologies, Inc.	79,955	0.1
2,284	Herc Holdings, Inc.	300,780	0.2
8,375 (1)(2)	Hertz Global Holdings, Inc.	57,201	0.0
4,963	Hillenbrand, Inc.	99,607	0.1
13,833 (1)	Hillman Solutions Corp.	98,768	0.1
2,775	Himalaya Shipping Ltd.	16,012	0.0
3,262	HNI Corp.	160,425	0.1
4,122	Hub Group, Inc. - Class A	137,798	0.1
3,334 (1)	Hudson Technologies, Inc.	27,072	0.0
1,220 (1)	Huron Consulting Group, Inc.	167,799	0.1
10,698 (1)	Hyliion Holdings Corp.	14,121	0.0
883	Hyster-Yale Materials Handling, Inc.	35,126	0.0
784 (1)	IBEX Holdings Ltd.	22,814	0.0
1,298	ICF International, Inc.	109,954	0.1
634 (1)	IES Holdings, Inc.	187,810	0.1
2,124 (1)	Innodata, Inc.	108,791	0.1
2,511	Insperity, Inc.	150,961	0.1
1,401	Insteel Industries, Inc.	52,131	0.0
4,100	Interface, Inc.	85,813	0.1
7,659 (1)	Intuitive Machines, Inc.	83,253	0.1
9,740 (1)	Janus International Group, Inc.	79,284	0.1
6,234 (1)	JELD-WEN Holding, Inc.	24,437	0.0
22,489 (1)	JetBlue Airways Corp.	95,128	0.1

See Accompanying Notes to Financial Statements

88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
32,403 (1)(2)	Joby Aviation, Inc.	$341,852	0.2
3,662	John Bean Technologies Corp.	440,392	0.2
817	Kadant, Inc.	259,357	0.1
2,514	Kelly Services, Inc. - Class A	29,439	0.0
5,285	Kennametal, Inc.	121,344	0.1
1,332	Kforce, Inc.	54,785	0.0
3,588	Korn Ferry	263,108	0.1
11,602 (1)	Kratos Defense & Security Solutions, Inc.	538,913	0.3
2,356 (1)	KULR Technology Group, Inc.	16,798	0.0
856 (1)	L B Foster Co. - Class A	18,721	0.0
8,691 (1)	Legalzoom.com, Inc.	77,437	0.0
750 (1)	Limbach Holdings, Inc.	105,075	0.1
766	Lindsay Corp.	110,496	0.1
1,650 (1)	Liquidity Services, Inc.	38,924	0.0
2,250	LSI Industries, Inc.	38,273	0.0
2,206	Luxfer Holdings PLC	26,869	0.0
2,639 (1)	Manitowoc Co., Inc.	31,721	0.0
4,324	Marten Transport Ltd.	56,169	0.0
8,849 (1)	Masterbrand, Inc.	96,720	0.1
1,975 (1)	Matrix Service Co.	26,682	0.0
2,268	Matson, Inc.	252,542	0.1
2,157	Matthews International Corp. - Class A	51,574	0.0
3,958	Maximus, Inc.	277,852	0.2
1,203 (1)	Mayville Engineering Co., Inc.	19,200	0.0
1,730	McGrath RentCorp	200,611	0.1
3,632 (1)	Mercury Systems, Inc.	195,620	0.1
14,053 (1)	Microvast Holdings, Inc.	51,012	0.0
848	Miller Industries, Inc.	37,702	0.0
4,779	MillerKnoll, Inc.	92,808	0.1
2,298 (1)	Montrose Environmental Group, Inc.	50,303	0.0
1,950	Moog, Inc. - Class A	352,892	0.2
6,043 (1)	MRC Global, Inc.	82,850	0.1
10,858	Mueller Water Products, Inc. - Class A	261,026	0.1
1,106 (1)	MYR Group, Inc.	200,684	0.1
1,875 (1)(2)	NANO Nuclear Energy, Inc.	64,669	0.0
410	National Presto Industries, Inc.	40,164	0.0
10,005 (1)	Nextracker, Inc. - Class A	543,972	0.3
775 (1)	Northwest Pipe Co.	31,783	0.0
7,559 (1)	NOW, Inc.	112,100	0.1
8,902 (1)(2)	NuScale Power Corp.	352,163	0.2
4,109 (1)	NV5 Global, Inc.	94,877	0.1
7,443 (1)	OPENLANE, Inc.	181,981	0.1
2,781 (1)	Orion Group Holdings, Inc.	25,224	0.0
1,811 (1)(2)	Palladyne AI Corp.	15,683	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,718	Park Aerospace Corp.	$25,375	0.0
1,413 (1)	Perma-Fix Environmental Services, Inc.	14,865	0.0
12,845	Pitney Bowes, Inc.	140,139	0.1
15,444 (1)	Planet Labs PBC	94,208	0.1
64,104 (1)(2)	Plug Power, Inc.	95,515	0.1
666	Powell Industries, Inc.	140,160	0.1
464 (1)	Power Solutions International, Inc.	30,012	0.0
187	Preformed Line Products Co.	29,884	0.0
3,765	Primoris Services Corp.	293,444	0.2
1,731 (1)	Proficient Auto Logistics, Inc.	12,567	0.0
1,786 (1)	Proto Labs, Inc.	71,511	0.0
2,225	Quad/Graphics, Inc.	12,571	0.0
3,358	Quanex Building Products Corp.	63,466	0.0
3,039 (1)	Radiant Logistics, Inc.	18,477	0.0
2,348 (1)	Redwire Corp.	38,272	0.0
10,331 (1)	Resideo Technologies, Inc.	227,902	0.1
325 (1)	Resolute Holdings Management, Inc.	10,358	0.0
3,597	REV Group, Inc.	171,181	0.1
4,923 (1)(2)	Richtech Robotics, Inc. - Class B	9,600	0.0
4,453	Rush Enterprises, Inc. - Class A	229,374	0.1
534	Rush Enterprises, Inc. - Class B	28,024	0.0
11,265 (1)	RXO, Inc.	177,086	0.1
4,956 (1)	Satellogic, Inc. - Class A	17,941	0.0
11,923 (1)	Shoals Technologies Group, Inc. - Class A	50,673	0.0
2,519	Shyft Group, Inc.	31,588	0.0
2,847 (1)	SkyWest, Inc.	293,156	0.2
1,957 (1)	Spire Global, Inc.	23,288	0.0
3,192 (1)	SPX Technologies, Inc.	535,235	0.3
828	Standex International Corp.	129,565	0.1
6,617	Steelcase, Inc. - Class A	69,015	0.0
2,086 (1)	Sterling Infrastructure, Inc.	481,303	0.3
3,685 (1)	Sun Country Airlines Holdings, Inc.	43,299	0.0
14,867 (1)(2)	Sunrun, Inc.	121,612	0.1
1,692	Tecnoglass, Inc.	130,893	0.1
1,318	Tennant Co.	102,119	0.1
4,550	Terex Corp.	212,440	0.1
2,436 (1)	Thermon Group Holdings, Inc.	68,403	0.0
3,611 (1)	Titan International, Inc.	37,085	0.0
1,557 (1)	Titan Machinery, Inc.	30,844	0.0
660 (1)	Transcat, Inc.	56,734	0.0
2,210	TriNet Group, Inc.	161,639	0.1

See Accompanying Notes to Financial Statements

89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,657	Trinity Industries, Inc.	$152,796	0.1
5,065 (1)	Triumph Group, Inc.	130,424	0.1
2,499 (1)	TrueBlue, Inc.	16,194	0.0
3,125 (1)	Tutor Perini Corp.	146,188	0.1
4,187	UFP Industries, Inc.	416,020	0.2
1,055	UniFirst Corp.	198,572	0.1
559	Universal Logistics Holdings, Inc.	14,187	0.0
8,726 (1)	Upwork, Inc.	117,277	0.1
1,179 (1)	V2X, Inc.	57,240	0.0
11,416 (1)	Verra Mobility Corp.	289,852	0.2
7,902	Vestis Corp.	45,278	0.0
1,650 (1)	Vicor Corp.	74,844	0.0
1,418	VSE Corp.	185,730	0.1
3,144	Wabash National Corp.	33,421	0.0
1,914	Watts Water Technologies, Inc. - Class A	470,633	0.3
4,151	Werner Enterprises, Inc.	113,571	0.1
1,009 (1)	Willdan Group, Inc.	63,073	0.0
254	Willis Lease Finance Corp.	36,266	0.0
2,968 (1)	WNS Holdings Ltd.	187,696	0.1
2,227	Worthington Industries, Inc.	141,726	0.1
3,053 (1)(2)	Xometry, Inc. - Class A	103,161	0.1
10,463	Zurn Elkay Water Solutions Corp.	382,632	0.2
		30,602,557	16.6

	Information Technology: 14.4%
9,407 (1)	8x8, Inc.	18,438	0.0
2,047 (1)	908 Devices, Inc.	14,595	0.0
5,150	A10 Networks, Inc.	99,652	0.1
7,369 (1)	ACI Worldwide, Inc.	338,311	0.2
3,575 (1)	ACM Research, Inc. - Class A	92,592	0.1
7,658	Adeia, Inc.	108,284	0.1
5,608 (1)	ADTRAN Holdings, Inc.	50,304	0.0
2,628	Advanced Energy Industries, Inc.	348,210	0.2
2,013 (1)(2)	Aehr Test Systems	26,028	0.0
706 (1)	Aeluma, Inc.	11,557	0.0
2,158 (1)	Aeva Technologies, Inc.	81,551	0.1
1,817 (1)	Agilysys, Inc.	208,301	0.1
1,466 (1)	Airship AI Holdings, Inc.	8,635	0.0
3,295 (1)	Alarm.com Holdings, Inc.	186,398	0.1
4,726 (1)	Alkami Technology, Inc.	142,442	0.1
1,713 (1)	Alpha & Omega Semiconductor Ltd.	43,956	0.0
2,842 (1)	Ambarella, Inc.	187,757	0.1
6,149 (1)	Amplitude, Inc. - Class A	76,248	0.1
2,808 (1)	Appian Corp. - Class A	83,847	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
12,485 (1)	Applied Digital Corp.	$125,724	0.1
3,763 (1)(2)	Applied Optoelectronics, Inc.	96,671	0.1
7,002 (1)	Arlo Technologies, Inc.	118,754	0.1
2,162 (1)	Arteris, Inc.	20,604	0.0
6,446 (1)	Asana, Inc. - Class A	87,021	0.1
2,995 (1)	ASGN, Inc.	149,540	0.1
2,194 (1)	Atomera, Inc.	11,058	0.0
9,328 (1)	AvePoint, Inc.	180,124	0.1
907 (1)	Aviat Networks, Inc.	21,813	0.0
2,249 (1)	Axcelis Technologies, Inc.	156,733	0.1
3,985 (1)	Backblaze, Inc. - Class A	21,917	0.0
2,076	Badger Meter, Inc.	508,516	0.3
855	Bel Fuse, Inc. - Class B	83,525	0.1
2,787	Belden, Inc.	322,735	0.2
2,483	Benchmark Electronics, Inc.	96,415	0.1
20,302 (1)(2)	BigBear.ai Holdings, Inc.	137,851	0.1
5,348 (1)	BigCommerce Holdings, Inc.	26,740	0.0
12,485 (1)	Bit Digital, Inc.	27,342	0.0
6,292 (1)(2)	Bitdeer Technologies Group - Class A	72,232	0.0
211 (1)	BK Technologies Corp.	9,944	0.0
2,734 (1)	Blackbaud, Inc.	175,550	0.1
3,959 (1)	Blackline, Inc.	224,159	0.1
15,995 (1)	Blend Labs, Inc. - Class A	52,783	0.0
9,727 (1)	Box, Inc. - Class A	332,372	0.2
5,293 (1)	Braze, Inc. - Class A	148,733	0.1
8,381 (1)(2)	C3.ai, Inc. - Class A	205,921	0.1
4,120 (1)	Calix, Inc.	219,143	0.1
3,131 (1)	Cerence, Inc.	31,967	0.0
1,676 (1)	CEVA, Inc.	36,838	0.0
18,466 (1)(2)	Cipher Mining, Inc.	88,267	0.1
19,402 (1)(2)	Cleanspark, Inc.	214,004	0.1
6,093	Clear Secure, Inc. - Class A	169,142	0.1
933 (1)	Clearfield, Inc.	40,501	0.0
17,258 (1)	Clearwater Analytics Holdings, Inc. - Class A	378,468	0.2
315	Climb Global Solutions, Inc.	33,677	0.0
3,317 (1)	Cohu, Inc.	63,819	0.0
15,009 (1)	CommScope Holding Co., Inc.	124,274	0.1
3,093 (1)	CommVault Systems, Inc.	539,203	0.3
3,231 (1)	CompoSecure, Inc. - Class A	45,525	0.0
1,459 (1)	Consensus Cloud Solutions, Inc.	33,644	0.0
19,315 (1)(2)	Core Scientific, Inc.	329,707	0.2
480 (1)	CoreCard Corp.	13,906	0.0
3,274 (1)	Corsair Gaming, Inc.	30,874	0.0

See Accompanying Notes to Financial Statements

90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,011 (1)	Couchbase, Inc.	$73,408	0.0
10,296 (1)	Credo Technology Group Holding Ltd.	953,307	0.5
2,155	CTS Corp.	91,825	0.1
100 (1)	Daily Journal Corp.	42,225	0.0
2,978 (1)(2)	Daktronics, Inc.	45,027	0.0
1,805 (1)	Diebold Nixdorf, Inc.	99,997	0.1
2,590 (1)	Digi International, Inc.	90,287	0.1
1,133 (1)	Digimarc Corp.	14,967	0.0
7,147 (1)	Digital Turbine, Inc.	42,167	0.0
4,572 (1)	DigitalOcean Holdings, Inc.	130,576	0.1
3,210 (1)	Diodes, Inc.	169,777	0.1
2,614 (1)	Domo, Inc. - Class B	36,518	0.0
20,246 (1)	D-Wave Quantum, Inc.	296,401	0.2
14,216 (1)	E2open Parent Holdings, Inc.	45,918	0.0
4,403 (1)(2)	Eastman Kodak Co.	24,877	0.0
1,855 (1)	ePlus, Inc.	133,745	0.1
2,000 (1)	EverCommerce, Inc.	21,000	0.0
8,503 (1)	Evolv Technologies Holdings, Inc.	53,059	0.0
4,588 (1)	Expensify, Inc. - Class A	11,883	0.0
9,152 (1)	Extreme Networks, Inc.	164,278	0.1
2,534 (1)	Fabrinet	746,719	0.4
1,322 (1)	FARO Technologies, Inc.	58,062	0.0
9,578 (1)	Fastly, Inc. - Class A	67,621	0.0
5,262 (1)	Five9, Inc.	139,338	0.1
5,427 (1)	FormFactor, Inc.	186,743	0.1
556 (1)	Frequency Electronics, Inc.	12,627	0.0
14,244 (1)	Freshworks, Inc. - Class A	212,378	0.1
4,747 (1)	Grid Dynamics Holdings, Inc.	54,828	0.0
1,932	Hackett Group, Inc.	49,111	0.0
7,806 (1)	Harmonic, Inc.	73,923	0.0
6,560 (1)(2)	Hut 8 Corp.	122,016	0.1
1,702 (1)	I3 Verticals, Inc. - Class A	46,771	0.0
2,364 (1)	Ichor Holdings Ltd.	46,429	0.0
2,320	Immersion Corp.	18,282	0.0
1,817 (1)	Impinj, Inc.	201,814	0.1
13,678 (1)(2)	indie Semiconductor, Inc. - Class A	48,694	0.0
1,931 (1)	Insight Enterprises, Inc.	266,642	0.2
3,875 (1)	Intapp, Inc.	200,027	0.1
1,816	InterDigital, Inc.	407,202	0.2
16,671 (1)	IonQ, Inc.	716,353	0.4
3,171 (1)	Itron, Inc.	417,399	0.2
5,762 (1)	Jamf Holding Corp.	54,797	0.0
7,771 (1)	Kaltura, Inc.	15,620	0.0
1,931 (1)	Kimball Electronics, Inc.	37,133	0.0
6,045 (1)	Knowles Corp.	106,513	0.1
10,913 (1)	Kopin Corp.	16,697	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,599	Kulicke & Soffa Industries, Inc.	$124,525	0.1
1,114 (1)	Life360, Inc.	72,688	0.0
4,499 (1)	LiveRamp Holdings, Inc.	148,647	0.1
24,287 (1)(2)	Marathon Digital Holdings, Inc.	380,820	0.2
5,732 (1)	MaxLinear, Inc.	81,452	0.1
2,339 (1)	Mercurity Fintech Holding, Inc.	9,005	0.0
2,485 (1)	MeridianLink, Inc.	40,332	0.0
2,623	Methode Electronics, Inc.	24,945	0.0
17,741 (1)(2)	MicroVision, Inc.	20,225	0.0
14,730 (1)	Mirion Technologies, Inc.	317,137	0.2
3,410 (1)	Mitek Systems, Inc.	33,759	0.0
5,439 (1)	N-able, Inc.	44,056	0.0
2,466	Napco Security Technologies, Inc.	73,215	0.0
9,382 (1)	Navitas Semiconductor Corp.	61,452	0.0
5,126 (1)	NCR Atleos Corp.	146,245	0.1
10,078 (1)	NCR Corp.	118,215	0.1
763 (1)(2)	Neonode, Inc.	19,456	0.0
1,994 (1)	NETGEAR, Inc.	57,966	0.0
4,891 (1)	NetScout Systems, Inc.	121,346	0.1
6,238 (1)	NextNav, Inc.	94,818	0.1
3,619 (1)	nLight, Inc.	71,222	0.0
2,499 (1)	Novanta, Inc.	322,196	0.2
379	NVE Corp.	27,898	0.0
8,214 (1)	Olo, Inc. - Class A	73,105	0.0
2,755	OneSpan, Inc.	45,981	0.0
2,101 (1)	Ooma, Inc.	27,103	0.0
1,123 (1)	OSI Systems, Inc.	252,518	0.1
3,564 (1)	Ouster, Inc.	86,427	0.1
2,928 (1)(2)	Pagaya Technologies Ltd. - Class A	62,425	0.0
6,055 (1)	PagerDuty, Inc.	92,520	0.1
2,814 (1)	PAR Technology Corp.	195,207	0.1
860	PC Connection, Inc.	56,571	0.0
2,362 (1)	PDF Solutions, Inc.	50,500	0.0
4,324 (1)	Photronics, Inc.	81,421	0.1
1,883 (1)	Plexus Corp.	254,789	0.1
5,705 (1)	Porch Group, Inc.	67,262	0.0
3,971	Power Integrations, Inc.	221,979	0.1
8,789 (1)	Powerfleet, Inc. NJ	37,881	0.0
2,978	Progress Software Corp.	190,115	0.1
3,257 (1)	PROS Holdings, Inc.	51,005	0.0
4,335 (1)	Q2 Holdings, Inc.	405,713	0.2
2,560 (1)	Qualys, Inc.	365,747	0.2
8,103 (1)(2)	Quantum Computing, Inc.	155,334	0.1
7,555 (1)	Rambus, Inc.	483,671	0.3
4,415 (1)	Rapid7, Inc.	102,119	0.1
5,286 (1)	Red Cat Holdings, Inc.	38,482	0.0

See Accompanying Notes to Financial Statements

91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
859	Red Violet, Inc.	$42,263	0.0
6,437 (1)(2)	Rezolve AI PLC	19,794	0.0
6,954 (1)	Ribbon Communications, Inc.	27,885	0.0
19,887 (1)(2)	Rigetti Computing, Inc.	235,860	0.1
4,010 (1)	Rimini Street, Inc.	15,118	0.0
23,088 (1)	Riot Platforms, Inc.	260,894	0.2
1,318 (1)	Rogers Corp.	90,257	0.1
3,696 (1)	Sanmina Corp.	361,580	0.2
2,247	Sapiens International Corp. NV	65,725	0.0
1,685 (1)	ScanSource, Inc.	70,450	0.0
3,248 (1)	SEMrush Holdings, Inc. - Class A	29,394	0.0
6,118 (1)	Semtech Corp.	276,166	0.2
2,255 (1)	Silicon Laboratories, Inc.	332,297	0.2
1,487 (1)	SiTime Corp.	316,850	0.2
2,003 (1)(2)	SkyWater Technology, Inc.	19,709	0.0
3,728 (1)(2)	SMART Global Holdings, Inc.	73,852	0.0
25,684 (1)(2)	SoundHound AI, Inc. - Class A	275,589	0.2
824 (1)	SoundThinking, Inc.	10,757	0.0
8,246 (1)	Sprinklr, Inc. - Class A	69,761	0.0
3,550 (1)	Sprout Social, Inc. - Class A	74,230	0.0
2,648 (1)	SPS Commerce, Inc.	360,366	0.2
2,722 (1)	Synaptics, Inc.	176,440	0.1
4,015 (1)	Telos Corp.	12,727	0.0
8,258 (1)	Tenable Holdings, Inc.	278,955	0.2
18,544 (1)(2)	Terawulf, Inc.	81,223	0.1
1,283 (1)(2)	TSS, Inc.	36,989	0.0
7,052 (1)	TTM Technologies, Inc.	287,863	0.2
625 (1)(2)	Tucows, Inc. - Class A	12,319	0.0
1,093 (1)	Turtle Beach Corp.	15,116	0.0
3,118 (1)	Ultra Clean Holdings, Inc.	70,373	0.0
4,802 (1)	Unisys Corp.	21,753	0.0
7,674 (1)	Varonis Systems, Inc.	389,455	0.2
4,029 (1)	Veeco Instruments, Inc.	81,869	0.1
4,249 (1)	Verint Systems, Inc.	83,578	0.1
4,551 (1)	Vertex, Inc. - Class A	160,810	0.1
1,165 (1)	Viant Technology, Inc. - Class A	15,413	0.0
8,079 (1)	Viasat, Inc.	117,953	0.1
15,331 (1)	Viavi Solutions, Inc.	154,383	0.1
8,512	Vishay Intertechnology, Inc.	135,171	0.1
916 (1)	Vishay Precision Group, Inc.	25,740	0.0
4,694 (1)	Vuzix Corp.	13,706	0.0
4,068 (1)	Weave Communications, Inc.	33,846	0.0
3,537 (1)	Workiva, Inc.	242,108	0.1
8,136 (2)	Xerox Holdings Corp.	42,877	0.0
3,296 (1)	Xperi, Inc.	26,071	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,746 (1)	Yext, Inc.	$65,841	0.0
13,170 (1)	Zeta Global Holdings Corp. - Class A	204,003	0.1
		26,424,697	14.4

	Materials: 3.7%
1,972	AdvanSix, Inc.	46,835	0.0
815 (1)	Alpha Metallurgical Resources, Inc.	91,671	0.1
6,104 (1)	American Battery Technology Co.	9,888	0.0
2,504	American Vanguard Corp.	9,816	0.0
10,976	Ardagh Metal Packaging SA	46,977	0.0
2,607 (1)	Arq, Inc.	14,000	0.0
4,030 (1)	ASP Isotopes, Inc.	29,661	0.0
4,659 (1)	Aspen Aerogels, Inc.	27,581	0.0
6,375	Avient Corp.	205,976	0.1
2,300	Balchem Corp.	366,160	0.2
3,770	Cabot Corp.	282,750	0.2
1,411	Caledonia Mining Corp. PLC	27,261	0.0
3,672 (1)	Century Aluminum Co.	66,169	0.0
10,441	Chemours Co.	119,549	0.1
1,231 (1)	Clearwater Paper Corp.	33,532	0.0
44,934 (1)	Coeur Mining, Inc.	398,115	0.2
7,884	Commercial Metals Co.	385,606	0.2
2,474 (1)	Compass Minerals International, Inc.	49,703	0.0
9,978 (1)	Constellium SE	132,707	0.1
751 (1)	Contango ORE, Inc.	14,629	0.0
2,347 (1)	Critical Metals Corp.	8,402	0.0
6,600 (1)	Dakota Gold Corp.	24,354	0.0
8,405 (1)	Ecovyst, Inc.	69,173	0.0
8,727	Ferroglobe PLC	32,028	0.0
1,054 (1)	Flotek Industries, Inc.	15,557	0.0
2,735 (1)(2)	Ginkgo Bioworks Holdings, Inc.	30,769	0.0
2,095	Greif, Inc. - Class A	136,154	0.1
1,378	Hawkins, Inc.	195,814	0.1
3,810	HB Fuller Co.	229,171	0.1
41,870	Hecla Mining Co.	250,801	0.1
971 (1)	Idaho Strategic Resources, Inc.	12,701	0.0
2,547 (1)	Ingevity Corp.	109,750	0.1
1,742	Innospec, Inc.	146,485	0.1
851 (1)	Intrepid Potash, Inc.	30,406	0.0
6,068 (1)	Ivanhoe Electric, Inc. / US	55,037	0.0
1,122	Kaiser Aluminum Corp.	89,648	0.1
4,004 (1)	Knife River Corp.	326,887	0.2
1,508	Koppers Holdings, Inc.	48,482	0.0
2,779 (1)	Lifezone Metals Ltd.	11,449	0.0
4,022 (1)	LSB Industries, Inc.	31,372	0.0
2,341 (1)(2)	Magnera Corp.	28,279	0.0
1,450	Materion Corp.	115,086	0.1
3,784	Mativ Holdings, Inc.	25,807	0.0

See Accompanying Notes to Financial Statements

92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
5,067 (1)	Metals Acquisition Ltd. - Class A	$61,260	0.0
2,237	Minerals Technologies, Inc.	123,192	0.1
2,814	Myers Industries, Inc.	40,775	0.0
3,887 (1)	NioCorp Developments Ltd.	9,057	0.0
17,573 (1)	Novagold Resources, Inc.	71,874	0.1
10,720 (1)	O-I Glass, Inc.	158,013	0.1
773	Olympic Steel, Inc.	25,192	0.0
4,137	Orion SA	43,397	0.0
9,874 (1)	Perimeter Solutions, Inc.	137,446	0.1
3,253 (1)	Perpetua Resources Corp.	39,491	0.0
1,581 (1)	Piedmont Lithium, Inc.	9,201	0.0
9,137 (1)(2)	PureCycle Technologies, Inc.	125,177	0.1
967	Quaker Chemical Corp.	108,246	0.1
2,522	Ramaco Resources, Inc. - Class A	33,139	0.0
3,577 (1)	Ranpak Holdings Corp.	12,770	0.0
4,848 (1)	Rayonier Advanced Materials, Inc.	18,665	0.0
2,020	Ryerson Holding Corp.	43,571	0.0
1,930	Schnitzer Steel Industries, Inc. - Class A	57,302	0.0
2,956	Sensient Technologies Corp.	291,225	0.2
1,599 (1)	Solesence, Inc.	6,972	0.0
14,390 (1)	SSR Mining, Inc.	183,329	0.1
1,527	Stepan Co.	83,344	0.1
5,941	SunCoke Energy, Inc.	51,033	0.0
2,396	Sylvamo Corp.	120,040	0.1
2,972 (1)	TimkenSteel Corp.	45,799	0.0
1,914	Titan America SA	23,887	0.0
2,417 (1)	Tredegar Corp.	21,270	0.0
2,744	TriMas Corp.	78,506	0.1
2,489	Trinseo PLC	7,766	0.0
8,385	Tronox Holdings PLC	42,512	0.0
6,494 (1)(2)	United States Antimony Corp.	14,157	0.0
772	United States Lime & Minerals, Inc.	77,046	0.1
854 (1)(2)	US Gold Corp.	10,419	0.0
3,636	Warrior Met Coal, Inc.	166,638	0.1
2,363	Worthington Steel, Inc.	70,488	0.1
		6,794,397	3.7

	Real Estate: 5.9%
9,156	Acadia Realty Trust	170,027	0.1
5,250	Alexander & Baldwin, Inc.	93,608	0.1
181	Alexander's, Inc.	40,783	0.0
3,761	American Assets Trust, Inc.	74,280	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
11,181	American Healthcare REIT, Inc.	$410,790	0.2
7,764 (1)	Anywhere Real Estate, Inc.	28,106	0.0
9,999	Apartment Investment and Management Co. - Class A	86,491	0.1
15,431	Apple Hospitality REIT, Inc.	180,080	0.1
5,768	Armada Hoffler Properties, Inc.	39,626	0.0
5,153	Braemar Hotels & Resorts, Inc.	12,625	0.0
12,329	Brandywine Realty Trust	52,891	0.0
13,123	Broadstone Net Lease, Inc.	210,624	0.1
13,261	CareTrust REIT, Inc.	405,787	0.2
1,696	CBL & Associates Properties, Inc.	43,061	0.0
1,225	Centerspace	73,733	0.0
3,808	Chatham Lodging Trust	26,542	0.0
3,795	City Office REIT, Inc.	20,265	0.0
2,078	Community Healthcare Trust, Inc.	34,557	0.0
31,978 (1)	Compass, Inc. - Class A	200,822	0.1
7,930	COPT Defense Properties	218,709	0.1
2,333	CTO Realty Growth, Inc.	40,268	0.0
6,834	Curbline Properties Corp.	156,020	0.1
16,118 (1)	Cushman & Wakefield PLC	178,426	0.1
14,308	DiamondRock Hospitality Co.	109,599	0.1
16,426	Diversified Healthcare Trust	58,805	0.0
5,544 (1)	Douglas Elliman, Inc.	12,862	0.0
11,262	Douglas Emmett, Inc.	169,380	0.1
2,808	Easterly Government Properties, Inc.	62,338	0.0
6,260	Elme Communities	99,534	0.1
9,799	Empire State Realty Trust, Inc. - Class A	79,274	0.1
13,732	Essential Properties Realty Trust, Inc.	438,188	0.2
5,826	eXp World Holdings, Inc.	53,017	0.0
3,535	Farmland Partners, Inc.	40,688	0.0
1,604 (1)	Forestar Group, Inc.	32,080	0.0
7,009	Four Corners Property Trust, Inc.	188,612	0.1
1,192 (1)	FRP Holdings, Inc.	32,053	0.0
3,788	Getty Realty Corp.	104,700	0.1
3,414	Gladstone Commercial Corp.	48,923	0.0

See Accompanying Notes to Financial Statements

93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,650	Gladstone Land Corp.	$26,951	0.0
4,797	Global Medical REIT, Inc.	33,243	0.0
13,898	Global Net Lease, Inc.	104,930	0.1
22,483	Hudson Pacific Properties, Inc.	61,603	0.0
16,065	Independence Realty Trust, Inc.	284,190	0.2
5,111	Industrial Logistics Properties Trust	23,255	0.0
1,949	Innovative Industrial Properties, Inc.	107,624	0.1
5,566	InvenTrust Properties Corp.	152,508	0.1
5,739	JBG SMITH Properties	99,285	0.1
8,722	Kennedy-Wilson Holdings, Inc.	59,310	0.0
15,257	Kite Realty Group Trust	345,571	0.2
19,901	L.P. Industrial Trust	164,382	0.1
3,261	LTC Properties, Inc.	112,863	0.1
17,715	Macerich Co.	286,629	0.2
1,848	Marcus & Millichap, Inc.	56,752	0.0
3,252	National Health Investors, Inc.	228,030	0.1
1,183 (1)	NET Lease Office Properties	38,507	0.0
5,775	NetSTREIT Corp.	97,771	0.1
9,538	Newmark Group, Inc. - Class A	115,887	0.1
1,708	NexPoint Residential Trust, Inc.	56,911	0.0
1,762	One Liberty Properties, Inc.	42,041	0.0
9,829	Outfront Media, Inc.	160,409	0.1
13,714	Paramount Group, Inc.	83,655	0.1
2,853	Peakstone Realty Trust	37,688	0.0
8,241	Pebblebrook Hotel Trust	82,328	0.1
8,769	Phillips Edison & Co., Inc.	307,178	0.2
8,956	Piedmont Office Realty Trust, Inc. - Class A	65,289	0.0
3,071	Plymouth Industrial REIT, Inc.	49,320	0.0
5,484	PotlatchDeltic Corp.	210,421	0.1
7,777 (1)	Real Brokerage, Inc.	35,074	0.0
10,517	RLJ Lodging Trust	76,564	0.1
1,410	RMR Group, Inc. - Class A	23,053	0.0
4,061	Ryman Hospitality Properties, Inc.	400,699	0.2
16,610	Sabra Health Care REIT, Inc.	306,288	0.2
4,181	Safehold, Inc.	65,056	0.0
1,234	Saul Centers, Inc.	42,129	0.0
12,471	Service Properties Trust	29,806	0.0
4,032	Sila Realty Trust, Inc.	95,437	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
3,612	SITE Centers Corp.	$40,852	0.0
4,984	SL Green Realty Corp.	308,510	0.2
1,945 (2)	Smartstop Self Storage REIT, Inc.	70,467	0.0
2,700	St Joe Co.	128,790	0.1
639 (1)	Stratus Properties, Inc.	12,064	0.0
7,579	Summit Hotel Properties, Inc.	38,577	0.0
13,781	Sunstone Hotel Investors, Inc.	119,619	0.1
7,779	Tanger Factory Outlet Centers, Inc.	237,882	0.1
1,675 (1)	Tejon Ranch Co.	28,408	0.0
7,064	Terreno Realty Corp.	396,078	0.2
5,759	UMH Properties, Inc.	96,694	0.1
16,950	Uniti Group, Inc.	73,224	0.0
1,140	Universal Health Realty Income Trust	45,566	0.0
8,842	Urban Edge Properties	164,992	0.1
5,766	Veris Residential, Inc.	85,856	0.1
3,944	Whitestone REIT	49,221	0.0
7,161	Xenia Hotels & Resorts, Inc.	90,014	0.1
		10,883,625	5.9

	Utilities: 3.1%
4,004	ALLETE, Inc.	256,536	0.1
2,696	American States Water Co.	206,675	0.1
5,542	Avista Corp.	210,319	0.1
4,995	Black Hills Corp.	280,219	0.2
8,423	Brookfield Infrastructure Corp. - Class A	350,397	0.2
4,244 (1)	Cadiz, Inc.	12,690	0.0
4,150	California Water Service Group	188,742	0.1
1,636	Chesapeake Utilities Corp.	196,680	0.1
1,198	Consolidated Water Co. Ltd.	35,964	0.0
1,586	Genie Energy Ltd. - Class B	42,632	0.0
12,248 (1)	Hawaiian Electric Industries, Inc.	130,196	0.1
2,602	MGE Energy, Inc.	230,121	0.1
1,285	Middlesex Water Co.	69,621	0.0
5,592 (1)	Montauk Renewables, Inc.	12,414	0.0
7,085	New Jersey Resources Corp.	317,550	0.2
2,896	Northwest Natural Holding Co.	115,029	0.1
4,281	NorthWestern Corp.	219,615	0.1
7,214 (1)	Oklo, Inc.	403,912	0.2
4,167	ONE Gas, Inc.	299,441	0.2
4,264	Ormat Technologies, Inc.	357,153	0.2
2,852	Otter Tail Corp.	219,861	0.1
6,408	PNM Resources, Inc.	360,898	0.2

See Accompanying Notes to Financial Statements

94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
7,529	Portland General Electric Co.	$305,903	0.2
1,843 (1)	Pure Cycle Corp.	19,757	0.0
2,336	SJW Group	121,402	0.1
4,550	Southwest Gas Holdings, Inc.	338,474	0.2
4,041	Spire, Inc.	294,953	0.2
1,252	Unitil Corp.	65,292	0.0
1,281	York Water Co.	40,480	0.0
		5,702,926	3.1

	Total Common Stock (Cost $153,972,483)	179,079,283	97.3

RIGHTS: 0.0%
	Health Care: 0.0%
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	3,409	0.0
3,559 (3)(4)	Inhibrx, Inc. CVR	14,628	0.0
		21,408	0.0

	Total Rights (Cost $—)	21,408	0.0

WARRANTS: 0.0%
	Health Care: 0.0%
165	Pulse Biosciences, Inc.	1,008	0.0

	Total Warrants (Cost $—)	1,008	0.0

	Total Long-Term Investments (Cost $153,972,483)	179,101,699	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Repurchase Agreements: 3.4%
1,748,942 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,749,152, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,783,921, due 06/01/30-02/01/57)	1,748,942	0.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,074,477 (5)	CF Secured LLC, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,074,606, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,096,213, due 05/23/28-12/01/63)	$1,074,477	0.6
1,748,942 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,749,152, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,783,921, due 08/15/34-06/01/55)	1,748,942	1.0
1,725,390 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,725,598, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,759,898, due 03/01/34-05/01/55)	1,725,390	0.9
	Total Repurchase Agreements (Cost $6,297,751)	6,297,751	3.4

	Time Deposits: 0.6%
170,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	170,000	0.1

See Accompanying Notes to Financial Statements

95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
170,000 (5)	Credit Agricole Corporate and Investment Bank, 4.310%, 07/01/2025	$170,000	0.1
170,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	170,000	0.1
170,000 (5)	Mizuho Bank Ltd., 4.330%, 07/01/2025	170,000	0.1
170,000 (5)	Royal Bank of Canada, 4.330%, 07/01/2025	170,000	0.1
170,000 (5)	Svenska Handelsbanken AB, 4.300%, 07/01/2025	170,000	0.1
	Total Time Deposits (Cost $1,020,000)	1,020,000	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
4,126,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $4,126,000)	$4,126,000	2.2

	Total Short-Term Investments (Cost $11,443,751)	11,443,751	6.2

	Total Investments in Securities (Cost $165,416,234)	$190,545,450	103.5

	Liabilities in Excess of Other Assets	(6,497,706)	(3.5)
	Net Assets	$184,047,744	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $21,408 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$4,734,583	$—	$—	$4,734,583
Consumer Discretionary	17,979,415	—	—	17,979,415
Consumer Staples	4,080,830	—	—	4,080,830
Energy	8,807,185	—	—	8,807,185
Financials	34,479,751	—	—	34,479,751
Health Care	28,575,761	—	13,556	28,589,317
Industrials	30,602,557	—	—	30,602,557
Information Technology	26,424,697	—	—	26,424,697
Materials	6,794,397	—	—	6,794,397
Real Estate	10,883,625	—	—	10,883,625
Utilities	5,702,926	—	—	5,702,926
Total Common Stock	179,065,727	—	13,556	179,079,283
Rights	—	—	21,408	21,408
Warrants	—	1,008	—	1,008
Short-Term Investments	4,126,000	7,317,751	—	11,443,751
Total Investments, at fair value	$183,191,727	$7,318,759	$34,964	$190,545,450
Other Financial Instruments+
Futures	110,024	—	—	110,024
Total Assets	$183,301,751	$7,318,759	$34,964	$190,655,474

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Cartesian Therapeutics, Inc. CVR	12/12/2023	$—	$3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc. CVR	5/31/2024	—	14,628
		$—	$21,408

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	48	09/19/25	$5,260,080	$110,024
			$5,260,080	$110,024

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

See Accompanying Notes to Financial Statements

97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$110,024
Total Asset Derivatives		$110,024

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(788,113)
Total	$(788,113)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$451,054
Total	$451,054

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $167,811,622.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,554,839
Gross Unrealized Depreciation	(19,710,987)
Net Unrealized Appreciation	$22,843,852

See Accompanying Notes to Financial Statements

98

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221498 (0625)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $334,276 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2025